      Filed with the Securities and Exchange Commission on April 14, 2015
                                                    REGISTRATION NO. 333-102295
                                           INVESTMENT COMPANY ACT NO. 811-09327

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 13
                                      and
                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 144

                               -----------------

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                               -----------------

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 SANDERS ROAD
                          NORTHBROOK, ILLINOIS 60062
                                (847) 402-5000
   (Address and telephone number of Depositor's principal executive offices)

                               -----------------

                                ANGELA FONTANA
                  VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
                        ALLSTATE LIFE INSURANCE COMPANY
                         2775 SANDERS ROAD, SUITE A2E
                          NORTHBROOK, ILLINOIS 60062
                    (Name and address of agent for service)

                                  COPIES TO:

                                 ALLEN R. REED
                  VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
                          ALLSTATE DISTRIBUTORS, LLC
                         2775 SANDERS ROAD, SUITE A2E
                             NORTHBROOK, IL 60062

          Approximate Date of Proposed Sale to the Public: Continuous

                               -----------------

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2015 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[_] on           pursuant to paragraph (a)(i) of Rule 485
[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[_] on          pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

================================================================================

Morgan Stanley Variable Annuity II

Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax: 1-785-228-4584


                                                   Prospectus dated May 1, 2015


Allstate Life Insurance Company ("Allstate Life") has issued the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.

The Contract currently offers 36* investment alternatives ("investment alternatives"). The investment alternatives include 2 fixed account options ("Fixed Account Options") and 34 variable sub-accounts ("Variable
Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):


Morgan Stanley Variable Investment Series (Class X Shares)  AB Variable Products Series Fund, Inc. (formerly,
The Universal Institutional Funds, Inc. (Class I Shares)      AllianceBernstein Variable Products Series Fund, Inc.
Invesco Variable Insurance Funds (Series I Shares)            (Class B Shares))
                                                            Franklin Templeton Variable Insurance Products Trust
                                                              (Class 2 Shares)
                                                            Putnam Variable Trust (Class IB Shares)


* Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 11-14 for more information.


We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2015, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 41 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


  IMPORTANT  The Securities and Exchange Commission has not approved or disapproved the securities described in this
    NOTICES  prospectus, nor has it passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

             Investment in the Contracts involves investment risks, including possible loss of principal.

Table of Contents


                                                                          Page
                                                                          ----
Overview

   Important Terms                                                         ii
   The Contract at a Glance                                                 1
   How the Contract Works                                                   3
   Expense Table                                                            4
   Financial Information                                                    6
Contract Features

   The Contract                                                             6
   Purchases                                                                7
   Contract Value                                                           8
   Investment Alternatives                                                  8
       The Variable Sub-Accounts                                            8
       The Fixed Account Options                                           10
       Transfers                                                           11
   Expenses                                                                13
   Access To Your Money                                                    15
   Income Payments                                                         16
   Death Benefits                                                          19
   Longevity Reward Rider                                                  24
Other Information

   More Information:                                                       26
       Allstate Life                                                       26
       The Variable Account                                                26
       The Portfolios                                                      27
       The Contract                                                        27
       Non-Qualified Annuities Held Within a Qualified Plan                28
       Legal Matters                                                       28
   Taxes                                                                   29
Statement of Additional Information Table of Contents                      37
Appendix A - Accumulation Unit Values                                     A-1
Appendix B - Calculation of Enhanced Earnings Death Benefit               B-1


                                      (i)

Important Terms

This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term.


                                                                      Page
                                                                      ----
Accumulation Phase                                                      3
Accumulation Unit                                                       6
Accumulation Unit Value                                                 6
Allstate Life ("We")                                                   26
Annuitant                                                               6
Automatic Portfolio Rebalancing Program                                13
Automatic Additions Program                                             7
Beneficiary                                                             6
Contract*                                                               6
Contract Anniversary                                                    2
Contract Owner ("You")                                                  6
Contract Value                                                          8
Contract Year                                                           2
Death Benefit Anniversary                                              20
Death Benefit Combination Option                                       21
Dollar Cost Averaging Program                                          13
Dollar Cost Averaging Fixed Account Options                            10
Due Proof of Death                                                     20
Enhanced Death Benefit Option                                          20
Enhanced Earnings Death Benefit Option                                 22
Fixed Account Options                                                  10
Free Withdrawal Amount                                                 26
Funds                                                                   1
Guarantee Periods                                                      11
Income Benefit Combination Option 2                                    18
Income and Death Benefit Combination Option 2                          21
Income Plan                                                            16
Investment Alternatives                                                10
Issue Date                                                              3
Longevity Reward Rider                                                 24
Payout Phase                                                            3
Payout Start Date                                                      16
Performance Benefit Combination Option                                 21
Performance Death Benefit Option                                       21
Performance Income Benefit Option                                      18
Portfolios                                                             27
Tax Qualified Contracts                                                32
SEC                                                                     1
Systematic Withdrawal Program                                          16
Valuation Date                                                          8
Variable Account                                                       26
Variable Sub-Account                                                    8


* In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

                                     (ii)

The Contract at a Glance

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments        We are no longer offering new contracts. You can add
                         to your Contract as often and as much as you like.
                         Each payment must be at least $25. You must maintain
                         a minimum account value of $500.

Expenses                 You will bear the following expenses:

                         . Total Variable Account annual fees (mortality and expense risk charge and administrative expense charge) equal the following (as a % of average daily net assets):

                             Base Contract 1.35%

                             w/Enhanced Death Benefit Option 1.48%

                             w/Performance Death Benefit Option 1.48%

                             w/Performance Income Benefit Option 1.48%

                             w/Performance Benefit Combination Option 1.59%

                             w/Death Benefit Combination Option 1.59%

                             w/Income Benefit Combination Option 2 1.65%

                             w/Income and Death Benefit Combination
                             Option 2 1.85%

                         .   If you select the Enhanced Earnings Death Benefit
                             Option, you would pay an additional mortality and expense risk charge of 0.20%.

                         . Annual contract maintenance charge of $30 (waived in certain cases)

                         . Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn (with certain exceptions)

                         . Transfer fee of $25 after 12th transfer in any Contract Year

                         .   State premium tax (if your state imposes one)

                         In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable
                         Sub-Account.

Investment Alternatives  The Contract offers 36 investment alternatives including:

                         . 2 Fixed Account Options (which credit interest at rates we guarantee)

                         . 34 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                             .   Morgan Stanley Investment Management Inc.

                             .   Invesco Advisers, Inc.

                             .   AllianceBernstein L.P.

                             .   Franklin Advisers, Inc.

                             .   Franklin Mutual Advisers, LLC

                             .   Franklin Advisory Services, LLC

                             .   Putnam Investment Management, LLC

                             .   Templeton Investment Counsel, LLC

                         To find out current rates being paid on the Fixed
                         Account Options, or to find out how the Variable
                         Sub-Accounts have performed, call us at
                         1-800-457-7617.

 Special Services  For your convenience, we offer these special services:

                   .   Automatic Additions Program

                   .   Automatic Portfolio Rebalancing Program

                   .   Dollar Cost Averaging Program

                   .   Systematic Withdrawal Program

 Income Payments   You can choose fixed income payments, variable income
                   payments, or a combination of the two. You can receive your income payments in one of the following ways:

                   .   life income with payments guaranteed for 10 years

                   .   joint and survivor life income payments

                   .   guaranteed payments for a specified period

 Death Benefits    If you or the Annuitant dies before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer 4 death benefit options.

 Transfers         Before the Payout Start Date, you may transfer your
                   Contract value ("Contract Value") among the investment
                   alternatives, with certain restrictions. Transfers must be at least $100 or the entire amount in the investment
                   alternative, whichever is less.

                   There is a $25 fee per transfer after the 12th transfer in each Contract year, which we measure from the date we issue your Contract or a Contract anniversary ("Contract
                   Anniversary").

 Withdrawals       You may withdraw some or all of your Contract Value at
                   anytime during the Accumulation Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout
                   Phase) are generally considered to come from the earnings
                   in the Contract first. If the Contract is tax-qualified,
                   generally all withdrawals are treated as distributions of
                   earnings. Withdrawals of earnings are taxed as ordinary
                   income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.

How the Contract Works

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "Contract owner") save for retirement because you can invest in up to 36 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.


Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 16. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub- Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.


The timeline below illustrates how you might use your Contract.

                                    [CHART]

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contract works.

Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)* (Without the Longevity Reward Rider)

 Number of Complete Years Since We Received the
 Purchase Payment Being Withdrawn**:                0   1   2   3   4   5   6+
 ----------------------------------------------     -   -   -   -   -   -   --
 Applicable Charge                                  6%  5%  4%  3%  2%  1%  0%
 Annual Contract Maintenance Charge                      $30.00***
 Transfer Fee                                            $25.00****

* During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

** If you have elected the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See "Longevity Reward Rider" on page 24 for details.

*** If you have elected and elect the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).
****Applies solely to the thirteenth and subsequent transfers within a Contract
    Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.

Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

                                                    Mortality and Expense  Administrative  Total Variable Account
                                                       Risk Charge**      Expense Charge     Annual Expense**
                                                   ---------------------- --------------- -----------------------
Base Contract                                               1.25%              0.10%               1.35%
With the Enhanced Death Benefit,* the Performance
  Income Benefit,* or the Performance Death
  Benefit Option                                            1.38%              0.10%               1.48%
With the Performance Benefit Combination* or the
  Death Benefit Combination Option                          1.49%              0.10%               1.59%
With the Income Benefit Combination Option 2*               1.55%              0.10%               1.65%
With the Income and Death Benefit Combination
  Option 2*                                                 1.75%              0.10%               1.85%

If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with one of the Options listed above

                                                    Mortality and Expense  Administrative  Total Variable Account
                                                       Risk Charge**      Expense Charge     Annual Expense**
                                                   ---------------------- --------------- -----------------------
Base Contract                                               1.45%              0.10%               1.55%
With the Enhanced Death Benefit,* the Performance
  Income Benefit,* or the Performance Death
  Benefit Option                                            1.58%              0.10%               1.68%
With the Performance Benefit Combination* or the
  Death Benefit Combination Option                          1.69%              0.10%               1.79%
With the Income Benefit Combination Option 2*               1.75%              0.10%               1.85%
With the Income and Death Benefit Combination
  Option 2*                                                 1.95%              0.10%               2.05%

*  These Options are no longer available to be added to your Contract.
** If you have elected and elect the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.

PORTFOLIO ANNUAL EXPENSES - Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                                                                                              Minimum  Maximum
                                                                                                             -------- --------
Total Annual Portfolio Operating Expenses/(1)/ (expenses that are deducted from Portfolio assets, which may
  include management fees, distribution and/or services (12b-1) fees, and other expenses)                      0.41%    1.70%



(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2014.


Example 1

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

..   elected the Income and Death Benefit Combination Option 2 and the Enhanced
    Earnings Death Benefit Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                  1 Year 3 Years 5 Years 10 Years
                                                  ------ ------- ------- --------
Costs Based on Maximum Annual Portfolio Expenses  $ 886  $1,481  $2,094   $3,967
Costs Based on Minimum Annual Portfolio Expenses  $ 760  $1,110  $1,485   $2,801

Example 2

This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                                  1 Year 3 Years 5 Years 10 Years
                                                  ------ ------- ------- --------
Costs Based on Maximum Annual Portfolio Expenses  $ 376  $1,141  $1,924   $3,967
Costs Based on Minimum Annual Portfolio Expenses  $ 250  $  770  $1,315   $2,801

Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The above examples assume you elected the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Option with a mortality and expense risk charge of 1.95%, an administrative expense charge of 0.10%, and an annual Contract maintenance charge of $30. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional Information. To obtain additional detail on each Variable Sub-Account's finances, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information. The financial statements of Allstate Life also appear in the Statement of Additional Information.

The Contract

CONTRACT OWNER

The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the owner, while the Annuitant is alive,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract owner dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non- living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed age 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT

The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a living person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section.

BENEFICIARY

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT

Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with your attorney before trying to assign your Contract.

Purchases

MINIMUM PURCHASE PAYMENTS

You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets(TM) Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates". If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

Contract Value

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub- Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.

You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to up to 34 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Funds. You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617.

Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request that complies with the Sub-Account limitation. If you wish to transfer more than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the transfer request is completed.

This limitation was effective on December 3, 2002 for the Morgan Stanley VIS European Equity - Class X Sub-Account and Putnam VT International Equity - Class IB Sub-Account . The restriction was effective on November 17, 2003 for the Invesco V.I. High Yield

- Series I Sub-Account, Invesco V.I. Global Value Equity - Series I Sub-Account and the UIF Emerging Markets Equity, Class I Sub-Account, UIF International Magnum, Class I Sub-Account, Invesco V. I. Mid Cap Value, Series I Sub-Account and UIF Mid Cap Growth, Class I Sub-Account.

For all other Sub-Accounts (other than the unrestricted Money Market Sub-Account), the restriction was effective February 2, 2004 or the date a new Sub-Account was added, if later. If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.



Portfolio:                                                  Each Portfolio Seeks:                 Investment Adviser:
----------                                       -------------------------------------------- ----------------------------
Morgan Stanley Variable Investment Series

Morgan Stanley VIS Multi Cap Growth              As a primary objective, growth of capital
  Portfolio - Class X                              through investments in common stocks
                                                   of companies believed by the
                                                   Investment Adviser to have potential
                                                   for superior growth. As a secondary
                                                   objective, income but only when
                                                   consistent with its primary objective.

Morgan Stanley VIS European Equity               To maximize the capital appreciation of
  Portfolio - Class X                              its investments

UIF Global Infrastructure Portfolio - Class I    Both capital appreciation and current        Morgan Stanley Investment
                                                   income                                     Management Inc.

Morgan Stanley VIS Income Plus Portfolio         As a primary objective, high level of
  - Class X                                        current income by investing primarily
                                                   in U.S. government securities and other
                                                   fixed-income securities. As a secondary
                                                   objective, capital appreciation but only
                                                   when consistent with its primary
                                                   objective.

Morgan Stanley VIS Limited Duration              High level of current income consistent
  Portfolio - Class X                              with preservation of capital

Morgan Stanley VIS Money Market                  High current income, preservation of
  Portfolio - Class X                              capital and liquidity

The Universal Institutional Funds, Inc.

UIF Growth Portfolio, Class I                    Long-term capital appreciation by
                                                   investing primarily in growth-oriented
                                                   equity securities of large capitalization
                                                   companies.

UIF Emerging Markets Equity Portfolio,           Long-term capital appreciation by
  Class I                                          investing primarily in growth-oriented
                                                   equity securities of issuers in emerging
                                                   market countries.

UIF Global Strategist Portfolio, Class I         Total return.                                Morgan Stanley Investment
  (formerly, UIF Global Tactical Asset                                                        Management Inc.
  Allocation Portfolio - Class I)

UIF Mid Cap Growth Portfolio, Class I            Long-term capital growth by investing
                                                   primarily in common stocks and other
                                                   equity securities.

UIF U.S. Real Estate Portfolio, Class I          Above average current income and long-
                                                   term capital appreciation by investing
                                                   primarily in equity securities of
                                                   companies in the U.S. real estate
                                                   industry, including real estate
                                                   investment trusts.

]Portfolio:                                                 Each Portfolio Seeks:                 Investment Adviser:
-----------                                      -------------------------------------------- ----------------------------
Invesco Variable Insurance Funds

Invesco V.I. Diversified Dividend - Series I     Provide reasonable current income and
                                                   long term growth of income and
                                                   capital.

Invesco V.I. Global Core Equity - Series I/(1)/  Long-term capital appreciation by investing primarily in equity securities
                                                   of issuers throughout the world,
                                                   including U.S. issuers.

Invesco V.I. High Yield - Series I               Total return, comprised of current income
                                                   and capital appreciation.

Invesco V.I. Equity and Income - Series I        Capital appreciation and current income.

Invesco V.I. S&P 500 Index Fund - Series I       To provide investment results that, before
                                                   expenses, correspond to the total return
                                                   (i.e., combination of capital changes
                                                   and income) of the Standard and Poor's
                                                   500 Composite Stock Price Index            Invesco Advisers, Inc.

Invesco V.I. American Value Fund -               Above-average total return over a market
  Series I                                         cycle of three to five years by investing
                                                   in common stocks and other equity
                                                   securities.

Invesco V.I. Mid Cap Growth Fund -               To seek capital growth
  Series II

Invesco V.I. Comstock Fund - Series I            Capital growth and income through
                                                   investments in equity securities,
                                                   including common stocks, preferred
                                                   stocks and securities convertible into
                                                   common and preferred stocks.

Invesco V.I. American Franchise - Series I       Capital growth.

Invesco V.I. Core Equity Fund - Series I         Long-term growth of capital

Invesco V.I. Mid Cap Core Equity Fund -          Long-term growth of capital
  Series I

AB Variable Products Series Fund, Inc.
(formerly, AllianceBernstein Variable Products Series Fund, Inc.)

AB VPS Growth Portfolio - Class B                Long-term growth of capital
  (formerly, AllianceBernstein VPS Growth
  Portfolio - Class B)

AB VPS Growth and Income Portfolio -             Long-term growth of capital                  AllianceBernstein L.P.
  Class B (formerly, AllianceBernstein VPS
  Growth and Income Portfolio - Class B)

AB VPS Large Cap Growth Portfolio -              Long-term growth of capital
  Class B (formerly, AllianceBernstein VPS
  Large Cap Growth Portfolio - Class B)

Franklin Templeton Variable Insurance Products Trust

FTVIP Franklin High Income VIP Fund -            High level of current income with capital
  Class 2                                          appreciation as a secondary goal

FTVIP Franklin Income VIP Fund - Class 2         Maximize income while maintaining            Franklin Advisers, Inc.
                                                   prospects for capital appreciation.

FTVIP Franklin Small Cap Value VIP Fund          Long-term total return.                      Franklin Advisory Services,
  - Class 2

Portfolio:                                      Each Portfolio Seeks:                 Investment Adviser:
----------                              -------------------------------------- ----------------------------------
                                                                               LLC

FTVIP Mutual Shares VIP Fund - Class 2  Capital appreciation with income as a  Franklin Mutual Advisers, LLC secondary goal

FTVIP Templeton Foreign VIP Fund -      Long-term capital growth.              Templeton Investment Counsel, LLC
  Class 2

Putnam Variable Trust

Putnam VT Growth and Income Fund -      Capital growth and current income.
  Class IB

Putnam VT International Equity Fund -   Capital appreciation.
  Class IB

Putnam VT Small Cap Value Fund - Class  Capital appreciation.                  Putnam Investment Management, LLC
  IB/(2)/

Putnam VT Voyager Fund - Class IB       Capital appreciation.


(1)Effective as of October 18, 2013, the Invesco V.I. Global Core Equity - Series I Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.
(2)Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB Portfolio is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.



Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12 month Dollar Cost Averaging Options currently are not available.

Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS


Basic Dollar Cost Averaging Option. You may establish a Dollar Cost Averaging Program, as described on page 13, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.


You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 and 12 Month Dollar Cost Averaging Options. In the future, we may offer 6 and 12 month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee. We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed

Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-457-7617.

GUARANTEE PERIODS

You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account ("Guarantee Periods"). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6 year Guarantee Period.

Interest Rates. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. The interest rate will never be less than the minimum guaranteed rate stated in the Contract. After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE


During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Currently, all Sub-Accounts other than the Money Market Sub-Account limit new purchases to $50,000 per day. See "Investment
Alternatives: The Variable Sub-Accounts" on page 8. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.


We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

    1. 25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

    2. 25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process written requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

   . we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

   . we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

   . the total dollar amount being transferred, both in the aggregate and in the transfer request;

   . the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

   . whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

   . whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

   . the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES

The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 1-800-457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fund A Variable Sub-Account and 60% to be in the Fund B Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fund A Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fund A Variable Sub-Account and use the money to buy more units in the Fund B Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

Expenses

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

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The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating
Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. The contract maintenance charge is waived under certain circumstances if you have elected the Longevity Reward Rider. See "Longevity Reward Rider" on page 24 for details.


MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of average daily net assets):

..   1.25% Base Contract

..   1.38% w/Enhanced Death Benefit Option

..   1.38% w/Performance Death Benefit Option

..   1.38% w/Performance Income Benefit Option

..   1.49% w/Performance Benefit Combination Option

..   1.49% w/Death Benefit Combination Option

..   1.55% w/Income Benefit Combination Option 2

..   1.68% w/Income and Performance Death Benefit Option (State of Washington
    only)

..   1.75% w/Income and Death Benefit Combination Option 2

We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you have elected the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no direct relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.


If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider Date. See "Longevity Reward Rider" on page 24 for details.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

   . on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);



   . the death of the Contract owner or Annuitant (unless the Contract is continued); and

   . withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES

We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.

OTHER EXPENSES


Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see pages 4-5. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.


Access to Your Money


You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 16.


You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings.

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

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.

Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Active Assets(TM) - Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.



Income Payments

PAYOUT START DATE

The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

   .   at least 30 days after the Issue Date;

   . no later than the first day of the calendar month after the Annuitant's 99th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An "Income Plan" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

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

Three Income Plans are available under the Contract. Each is available to provide:

   .   fixed amount income payments;

   .   variable income payments; or

   .   a combination of the two.

The three Income Plans are:

Income Plan 1 - Life Income with Payments Guaranteed for 10 Years. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

Income Plan 2 - Joint and Survivor Life Income. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

Income Plan 3 - Guaranteed Payments for a Specified Period. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

   . terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

   . we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and

(b) the Annuitant could live longer or shorter than we expect based on the tables we use. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT OPTIONS

Please keep in mind, once you have selected an optional Income or Death Benefit (each an "Option"), your ability to select a different Option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

PERFORMANCE INCOME BENEFIT

The Performance Income Benefit can no longer be added. On the date we issued the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to:
(i) the Performance Income Benefit just before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date. We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

If you select the Performance Income Benefit Option, the highest age of any Owner and Annuitant as of the date we receive the completed application, cannot exceed age 75.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.

Income Benefit Combination Option 2. The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this Option.

If you selected the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below. We sometimes refer to this as the "Best of the Best Income Benefit".

Eligibility . If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary;

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

..   You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

    1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

    2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE

The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

Income Base A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

   . For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment.

   . For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below).

   . On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

Income Base B. On the Rider Date, Income Base B is equal to the Contract Value After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person).

Withdrawal Adjustment. The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3) where:

    1) = the withdrawal amount

    2) = the Contract Value immediately prior to the withdrawal, and

    3) = the most recently calculated Income Base.

Guaranteed Income Benefit. The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

Death Benefits

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

   .   a certified copy of a death certificate,

   . a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or



   .   any other proof acceptable to us.

DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:


1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary. If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to extend the 180 day period on a non-discriminatory basis.


A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS

Please keep in mind, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a rider to the Contract, but apply to Contract owners who have previously elected these Options.

The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 (in the state of Washington, Income and Performance Death Benefit Option) and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant.


For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described on page 22. The death benefit options may not be available in all states.


Enhanced Death Benefit Option. We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option in certain states. On the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

..   For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to
    (i) divided by (ii), with the result multiplied by (iii), where:

    (i)   = the withdrawal amount

    (ii)  = the Contract Value just before the withdrawal

    (iii) = the most recently calculated Enhanced Death Benefit

..   We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

If you select the Enhanced Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.

Performance Death Benefit Option. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals. If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

Death Benefit Combination Option. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above.

We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option. If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

Performance Benefit Combination Option. We are no longer offering the Performance Combination Option as a rider to the Contract. The following describes the Option for Contract owners who have previously elected this Option. This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

Income and Death Benefit Combination Option 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.


The Income and Death Benefit Combination Option 2, combines the features of the Income Benefit Combination (described on page 18) with the features of the Death Benefit Combination (described on page 21) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.


In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you select the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

Enhanced Earnings Death Benefit Option. You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non- living person) is age 69 or younger on the date we issue the rider for this option ("Rider Date"), the death benefit is increased by:

..   40% of the lesser of the In-Force Premium or Death Benefit Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

..   25% of the lesser of the In-Force Premium or Death Benefit Earnings.

For the purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

   In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

   Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.

   An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.

None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENTS

If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

   .   the life of the New Owner;

   . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

   . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)   transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii) transfer all or a portion of the excess into the Basic Dollar Cost Averaging Option; or

(iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Option.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

If you elected the Enhanced Earnings Death Benefit Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.

If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Contract.

If the New Owner is not your spouse but is a living person, or if there are multiple living-person new Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

   .   the life of the New Owner;

   . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

   . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).

Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named Beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non- living person:

(a) The New Owner may elect to receive the death benefit in a lump sum; or

(b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period. No additional purchase payments may be added to the Contract under this election.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
   or

   (b) The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner; or

   (c) If the Contract owner does not elect either of the above options within 180 days of the date of the Annuitant's death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest owner, unless the owner names a different Annuitant.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
   or

   (b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death.

On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 period.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid. We reserve the right to offer additional options upon the Death of Annuitant.

The Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2. Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

Longevity Reward Rider

We are no longer offering the Longevity Reward Rider as a rider to the contract. The following describes the Longevity Reward Rider for owners who have previously elected to add the rider.

Eligibility. The Longevity Reward Rider (Long Term Retention Rider in some states) may have been added during the Accumulation Phase if on the date of application for the Rider:

..   the Contract owner's initial purchase payment is no longer subject to a withdrawal charge; and

..   the Contract owner's additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount no greater than 0.25% of the current Contract Value.

Mortality and Expense Risk Charge. If you elected the Rider then, commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge ("M&E charge") by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Rider, 1.48% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination Option 2. If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense risk charge will apply. The 0.10% administrative expense charge remains unchanged under this Rider.

Contract Maintenance Charge. If you elected the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.


Contract Continuation By a Surviving Spouse. If the surviving spouse continues the Contract as described under Death Benefit Payments on page 22 of the prospectus, the following provision applies:


On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

   .   Transfer all or a portion of the excess among the Variable Sub-Accounts;

   .   Transfer all or a portion of the excess into the Standard Fixed Account;
       or



   . Transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.

New Withdrawal Charge. If you elected the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date ("existing payments"), as well as payments made on or after the Rider Date ("new purchase payments"). The withdrawal charge declines to 0% according to the following schedule:

             Existing Purchase    New Purchase
                 Payments           Payments
                                                     Withdrawal
                                    Number of       Charge (as a
                                 Complete Years   Percentage of New
                Number of       Since We Received    or Existing
              Complete Years    the New Purchase      Purchase
               Since Rider        Payment Being       Payments
                   Date             Withdrawn        Withdrawn)
                    0                  0                  3%
                    1                  1                  2%
                    2                  2                  1%
                    3+                 3+                 0%

Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.

Free Withdrawal Amount. If you elected the Rider, each Contract Year, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.

More Information

ALLSTATE LIFE

Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT

Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) ("Morgan Stanley & Co."). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley & Co. an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.'s practices.

We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

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In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.

Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan
Stanley & Co. are now paid to MSSB.


Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, LLC provides certain business process outsourcing services with respect to the Contracts. se/2/, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2014, consisted of the following:
NTT DATA Process Services, LLC (administrative services) located at PO Box 4201, Boston, MA 02211; RR Donnelley Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


In administering the Contracts, the following services are provided, among others:

   .   maintenance of Contract Owner records;

   .   Contract Owner services;

   .   calculation of unit values;

   .   maintenance of the Variable Account; and

   .   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN

If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS

All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

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Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY

Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

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Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account.
However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Partial Annuitization. Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.


On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not


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recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.


Currently, a case is pending with the U.S. Supreme Court that may address several unanswered questions regarding the application of federal and state tax law to same sex marriages, civil unions and domestic partnerships. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).


Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.

Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


Medicare Tax on Net Investment Income. The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or
(2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,300 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.


Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


Tax Free Exchanges under Internal Revenue Code Section 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.


Partial Exchanges. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

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Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS

The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner's spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.


Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep

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

track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age

59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


Charitable IRA Distributions. Prior law provided a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. As of the beginning of 2015, this provision has expired and has not been extended. It is possible that Congress will extend this provision retroactively to include some or all of 2015.

For distributions in tax years beginning after 2005 and before 2015, these rules provided an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.


The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Per IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.


Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee "transfer" from one IRA account to another. IRA transfers are not subject to this 12 month rule.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,



..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

Statement of Additional Information

Table of Contents

Additions, Deletions or Substitutions of Investments
The Contract
   Purchases
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
   Calculation of Accumulation Unit Values
   Calculation of Variable Income Payments
General Matters
   Incontestability
   Settlements
   Safekeeping of the Variable Account's Assets
   Premium Taxes
   Tax Reserves
Experts
Financial Statements
Appendix A - Accumulation Unit Values

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                     APPENDIX A - ACCUMULATION UNIT VALUES


 The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit (with a 1.25% mortality and expense risk charge), and Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 (with a 1.95% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

 Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

 Contracts with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option were first offered under the contracts on October 30, 1995.

 Contracts with the Performance Benefit Combination Option was first offered on December 7, 1998.

 Contracts with the Death Benefit Combination Option were first offered under the Contracts on May 3, 1999.

 Contracts with the Longevity Reward Rider, the Longevity Reward Rider with the Performance Benefit Combination, the Longevity Reward Rider with the Death Benefit Combination Option, the Longevity Reward Rider and the Enhanced Death Benefit, the Longevity Reward Rider and the Performance Income Benefit, and the Longevity Reward Rider and the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000.

 Contracts with the Income Benefit Combination Option 2, the Income and Death Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2, the Longevity Reward Rider with the Income Benefit Combination Option 2, and the Longevity Reward Rider with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000.

 Contracts with the Enhanced Earnings Death Benefit Option, the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Longevity Reward Rider with the Enhanced Earnings Death Benefit, the Enhanced Earnings Death Benefit Option and the Enhanced Death Benefit, the Enhanced Earnings Death Benefit Option and the Performance Income Benefit, the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Income Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination, the Enhanced Earnings Death Benefit Option and the Death Benefit Combination Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000.


 The names of the following Sub-Accounts changed since December 31, 2014. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2014:



  Sub-Account Name as of December 31,
                 2014
  (as appears in the following tables
     of Accumulation Unit Values)       Sub-Account Name on/about May 1, 2015
 -----------------------------------------------------------------------------


 AllianceBernstein VPS Growth & Income  AB VPS Growth & Income
  Portfolio - Class B                    Portfolio - Class B
 AllianceBernstein VPS Growth           AB VPS Growth Portfolio - Class B
  Portfolio - Class B
 AllianceBernstein VPS Large Cap        AB VPS Large Cap Growth
  Growth Portfolio - Class B             Portfolio - Class B
 UIF Global Tactical Asset Allocation   UIF Global Strategist
  Portfolio - Class I                    Portfolio - Class I
 -----------------------------------------------------------------------------

                MORGAN STANLEY VARIABLE ANNUITY II - PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 Base Contract

                           Mortality & Expense = 1.25



                                                             For the Year    Accumulation     Accumulation       Number of
                                                                Ending       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                 December 31  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
                                                                 2005           $11.671          $12.045         1,279,033
                                                                 2006           $12.045          $13.902         1,186,867
                                                                 2007           $13.902          $14.381           943,851
                                                                 2008           $14.381           $8.414           734,524
                                                                 2009            $8.414           $9.991           574,677
                                                                 2010            $9.991          $11.118           522,469
                                                                 2011           $11.118          $11.635           478,606
                                                                 2012           $11.635          $13.458           394,361
                                                                 2013           $13.458          $17.871           354,304
                                                                 2014           $17.871          $19.270           297,576
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
                                                                 2005            $6.520           $7.181           549,286
                                                                 2006            $7.181           $6.997           412,305
                                                                 2007            $6.997           $7.777           271,554
                                                                 2008            $7.777           $4.404           218,050
                                                                 2009            $4.404           $5.773           171,828
                                                                 2010            $5.773           $6.538           151,980
                                                                 2011            $6.538           $6.513           115,168
                                                                 2012            $6.513           $7.298            98,293
                                                                 2013            $7.298           $9.629            88,060
                                                                 2014            $9.629          $10.732            88,422
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
                                                                 2005            $5.686           $6.443           503,519
                                                                 2006            $6.443           $6.316           516,685
                                                                 2007            $6.316           $7.079           368,977
                                                                 2008            $7.079           $4.203           241,698
                                                                 2009            $4.203           $5.685           207,861
                                                                 2010            $5.685           $6.160           132,975
                                                                 2011            $6.160           $5.879           123,674
                                                                 2012            $5.879           $6.735           129,115
                                                                 2013            $6.735           $9.103           101,278
                                                                 2014            $9.103          $10.224           111,284
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income VIP Fund - Class 2
formerly, FTVIP Franklin High Income Securities
Fund - Class 2
                                                                 2005           $10.713          $10.920            29,053
                                                                 2006           $10.920          $11.783            37,421
                                                                 2007           $11.783          $11.940            45,179
                                                                 2008           $11.940           $9.026            40,584
                                                                 2009            $9.026          $12.707            37,505
                                                                 2010           $12.707          $14.199            42,193
                                                                 2011           $14.199          $14.648            43,988
                                                                 2012           $14.648          $16.700            43,337
                                                                 2013           $16.700          $17.766            39,477
                                                                 2014           $17.766          $17.523            36,701

                                                             For the Year    Accumulation     Accumulation       Number of
                                                                Ending       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                 December 31  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income VIP Fund - Class 2
formerly, FTVIP Franklin Income Securities Fund - Class 2
                                                                 2005           $11.259          $11.286          293,020
                                                                 2006           $11.286          $13.166          450,069
                                                                 2007           $13.166          $13.477          470,818
                                                                 2008           $13.477           $9.353          417,122
                                                                 2009            $9.353          $12.512          389,547
                                                                 2010           $12.512          $13.909          366,646
                                                                 2011           $13.909          $14.050          346,900
                                                                 2012           $14.050          $15.615          323,571
                                                                 2013           $15.615          $17.553          292,094
                                                                 2014           $17.553          $18.117          241,874
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Mutual Shares VIP Fund - Class 2
formerly, FTVIP Mutual Shares Securities Fund - Class 2
                                                                 2005           $10.970          $11.965          200,311
                                                                 2006           $11.965          $13.975          243,334
                                                                 2007           $13.975          $14.266          222,495
                                                                 2008           $14.266           $8.852          175,485
                                                                 2009            $8.852          $11.008          174,463
                                                                 2010           $11.008          $12.076          164,900
                                                                 2011           $12.076          $11.790          144,936
                                                                 2012           $11.790          $13.288          116,422
                                                                 2013           $13.288          $16.815          106,140
                                                                 2014           $16.815          $17.771           83,488
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value VIP Fund - Class 2
formerly, FTVIP Franklin Small Cap Value Securities
Fund - Class 2
                                                                 2005           $10.000          $11.352           57,973
                                                                 2006           $11.352          $13.102          140,299
                                                                 2007           $13.102          $12.617           84,460
                                                                 2008           $12.617           $8.338           80,825
                                                                 2009            $8.338          $10.625           74,140
                                                                 2010           $10.625          $13.441           75,104
                                                                 2011           $13.441          $12.762           75,894
                                                                 2012           $12.762          $14.906           59,268
                                                                 2013           $14.906          $20.035           47,953
                                                                 2014           $20.035          $19.879           40,727
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign VIP Fund - Class 2
formerly, FTVIP Templeton Foreign Securities Fund - Class 2
                                                                 2005           $11.538          $12.541          218,833
                                                                 2006           $12.541          $15.027          264,220
                                                                 2007           $15.027          $17.116          241,130
                                                                 2008           $17.116          $10.068          206,986
                                                                 2009           $10.068          $13.612          194,711
                                                                 2010           $13.612          $14.559          186,983
                                                                 2011           $14.559          $12.836          172,330
                                                                 2012           $12.836          $14.973          146,156
                                                                 2013           $14.973          $18.165          128,732
                                                                 2014           $18.165          $15.927          110,424
--------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series I
                                                                 2005           $12.808          $13.639          753,367
                                                                 2006           $13.639          $13.841          528,733
                                                                 2007           $13.841          $15.970          372,166
                                                                 2008           $15.970           $8.037          306,263
                                                                 2009            $8.037          $13.168          247,793
                                                                 2010           $13.168          $15.570          191,706
                                                                 2011           $15.570          $14.413          157,952
                                                                 2012           $14.413          $16.172          166,944
                                                                 2013           $16.172          $22.359          145,245
                                                                 2014           $22.359          $23.921          128,056

                                                   For the Year    Accumulation     Accumulation       Number of
                                                      Ending       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                       December 31  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Value Fund - Series I
                                                       2005           $10.969          $12.154           621,597
                                                       2006           $12.154          $14.474           472,554
                                                       2007           $14.474          $15.399           352,690
                                                       2008           $15.399           $8.919           280,399
                                                       2009            $8.919          $12.250           218,930
                                                       2010           $12.250          $14.774           175,455
                                                       2011           $14.774          $14.710           137,482
                                                       2012           $14.710          $17.024           109,374
                                                       2013           $17.024          $22.552           109,373
                                                       2014           $22.552          $24.419           103,827
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund - Series I
                                                       2005            $6.320           $6.787           217,208
                                                       2006            $6.787           $7.118           241,036
                                                       2007            $7.118           $7.866           190,410
                                                       2008            $7.866           $4.462           166,645
                                                       2009            $4.462           $5.331           152,769
                                                       2010            $5.331           $6.074           125,955
                                                       2011            $6.074           $5.519           107,942
                                                       2012            $5.519           $6.343                 0
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund - Series I
                                                       2005           $12.111          $12.472         1,989,581
                                                       2006           $12.472          $14.308         1,567,597
                                                       2007           $14.308          $13.827         1,236,076
                                                       2008           $13.827           $8.775           953,334
                                                       2009            $8.775          $11.149           758,616
                                                       2010           $11.149          $12.757           609,669
                                                       2011           $12.757          $12.355           516,608
                                                       2012           $12.355          $14.533           412,929
                                                       2013           $14.533          $19.497           368,976
                                                       2014           $19.497          $21.041           330,521
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series I
                                                       2006           $10.000          $10.817           147,923
                                                       2007           $10.817          $11.536           118,456
                                                       2008           $11.536           $7.952           107,630
                                                       2009            $7.952          $10.065           104,206
                                                       2010           $10.065          $10.879            89,665
                                                       2011           $10.879          $10.727            73,893
                                                       2012           $10.727          $12.052            59,429
                                                       2013           $12.052          $15.368            46,571
                                                       2014           $15.368          $16.397            41,644
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund - Series I
                                                       2005           $37.546          $39.122         6,150,647
                                                       2006           $39.122          $42.880         4,417,726
                                                       2007           $42.880          $44.089         3,396,405
                                                       2008           $44.089          $27.685         2,746,257
                                                       2009           $27.685          $33.952         2,274,233
                                                       2010           $33.952          $37.009         1,907,895
                                                       2011           $37.009          $36.588         1,602,513
                                                       2012           $36.588          $42.856         1,376,998
                                                       2013           $42.856          $55.403         1,199,578
                                                       2014           $55.403          $61.672         1,065,674
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund - Series I
                                                       2011           $10.000          $18.077           163,085
                                                       2012           $18.077          $20.077           143,860
                                                       2013           $20.077          $24.797           124,876
                                                       2014           $24.797          $26.674           120,489

                                                     For the Year    Accumulation     Accumulation       Number of
                                                        Ending       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                         December 31  Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Core Equity Fund - Series I
                                                         2011           $10.000          $18.898           828,377
                                                         2012           $18.898          $21.208           681,945
                                                         2013           $21.208          $25.632           606,717
                                                         2014           $25.632          $25.462           529,709
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Dividend Growth Fund - Series I
                                                         2005           $21.807          $22.879         3,176,388
                                                         2006           $22.879          $27.526         2,410,773
                                                         2007           $27.526          $29.062         1,876,654
                                                         2008           $29.062          $16.934         1,460,052
                                                         2009           $16.934          $19.454         1,194,325
                                                         2010           $19.454          $21.509           999,481
                                                         2011           $21.509          $23.249                 0
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Fund - Series I
                                                         2013           $10.000          $21.447           184,522
                                                         2014           $21.447          $21.524           143,172
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Securities Fund - Series I
                                                         2005           $13.129          $13.236           962,837
                                                         2006           $13.236          $14.273           663,543
                                                         2007           $14.273          $14.668           518,210
                                                         2008           $14.668          $11.124           427,548
                                                         2009           $11.124          $15.865           375,973
                                                         2010           $15.865          $17.252           313,316
                                                         2011           $17.252          $17.360           258,037
                                                         2012           $17.360          $20.356           231,218
                                                         2013           $20.356          $21.093                 0
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Income Builder Fund - Series I
                                                         2005           $15.418          $16.270           656,182
                                                         2006           $16.270          $18.334           519,312
                                                         2007           $18.334          $18.666           411,373
                                                         2008           $18.666          $13.575           304,981
                                                         2009           $13.575          $16.762           231,860
                                                         2010           $16.762          $18.584           197,106
                                                         2011           $18.584          $19.814                 0
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series I
                                                         2005           $10.838          $11.507           107,383
                                                         2006           $11.507          $12.630            64,974
                                                         2007           $12.630          $13.649            53,584
                                                         2008           $13.649           $9.626            54,545
                                                         2009            $9.626          $12.366            56,982
                                                         2010           $12.366          $13.922            53,914
                                                         2011           $13.922          $12.859            51,553
                                                         2012           $12.859          $14.076            36,677
                                                         2013           $14.076          $17.889            36,135
                                                         2014           $17.889          $18.432            31,952
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series II
                                                         2005           $11.148          $12.221            24,994
                                                         2006           $12.221          $12.651            26,037
                                                         2007           $12.651          $14.678            12,416
                                                         2008           $14.678           $7.698            20,472
                                                         2009            $7.698          $11.877            26,201
                                                         2010           $11.877          $14.914            23,827
                                                         2011           $14.914          $13.337            22,250
                                                         2012           $13.337          $14.687            21,348
                                                         2013           $14.687          $19.795            20,405
                                                         2014           $19.795          $21.031            21,039

                                                                For the Year    Accumulation     Accumulation
                                                                   Ending       Unit Value at    Unit Value at
Sub-Accounts                                                    December 31  Beginning of Period End of Period
---------------------------------------------------------------------------------------------------------------
Invesco V.I. S&P 500 Index Fund - Series I
                                                                    2005           $10.754          $11.102
                                                                    2006           $11.102          $12.658
                                                                    2007           $12.658          $13.140
                                                                    2008           $13.140           $8.159
                                                                    2009            $8.159          $10.169
                                                                    2010           $10.169          $11.525
                                                                    2011           $11.525          $11.581
                                                                    2012           $11.581          $13.215
                                                                    2013           $13.215          $17.198
                                                                    2014           $17.198          $19.227
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
                                                                    2005           $25.671          $29.031
                                                                    2006           $29.031          $34.462
                                                                    2007           $34.462          $40.912
                                                                    2008           $40.912          $26.933
                                                                    2009           $26.933          $31.690
                                                                    2010           $31.690          $33.431
                                                                    2011           $33.431          $38.284
                                                                    2012           $38.284          $44.828
                                                                    2013           $44.828          $52.148
                                                                    2014           $52.148          $55.228
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
                                                                    2005           $10.460          $12.712
                                                                    2006           $12.712          $13.525
                                                                    2007           $13.525          $15.967
                                                                    2008           $15.967           $8.055
                                                                    2009            $8.055          $13.468
                                                                    2010           $13.468          $16.746
                                                                    2011           $16.746          $15.310
                                                                    2012           $15.310          $16.894
                                                                    2013           $16.894          $17.962
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
                                                                    2005           $36.304          $38.931
                                                                    2006           $38.931          $50.016
                                                                    2007           $50.016          $57.036
                                                                    2008           $57.036          $32.242
                                                                    2009           $32.242          $40.630
                                                                    2010           $40.630          $42.982
                                                                    2011           $42.982          $38.318
                                                                    2012           $38.318          $44.799
                                                                    2013           $44.799          $56.354
                                                                    2014           $56.354          $50.519
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
                                                                    2005            $8.424           $8.877
                                                                    2006            $8.877          $10.383
                                                                    2007           $10.383          $11.993
                                                                    2008           $11.993           $6.645
                                                                    2009            $6.645           $6.357


                                                                     Number of
                                                                Units Outstanding at
Sub-Accounts                                                       End of Period
------------------------------------------------------------------------------------
Invesco V.I. S&P 500 Index Fund - Series I
                                                                     2,439,845
                                                                     1,618,578
                                                                     1,225,377
                                                                     1,014,891
                                                                       967,647
                                                                       839,598
                                                                       715,772
                                                                       593,807
                                                                       489,105
                                                                       451,343
------------------------------------------------------------------------------------
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
                                                                     2,450,035
                                                                     1,901,657
                                                                     1,495,766
                                                                     1,193,798
                                                                       955,383
                                                                       801,809
                                                                       660,885
                                                                       553,926
                                                                       493,945
                                                                             0
------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
                                                                       637,524
                                                                       444,416
                                                                       309,422
                                                                       239,927
                                                                       209,386
                                                                       169,005
                                                                       140,791
                                                                       105,279
                                                                             0
------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
                                                                     1,443,696
                                                                     1,083,879
                                                                       881,250
                                                                       696,851
                                                                       569,212
                                                                       470,005
                                                                       390,092
                                                                       323,607
                                                                       282,019
                                                                       250,207
------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
                                                                       555,009
                                                                       405,315
                                                                       277,444
                                                                       233,448
                                                                             0

                                                         For the Year    Accumulation     Accumulation       Number of
                                                            Ending       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                             December 31  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
                                                             2005           $24.933          $25.417         4,193,246
                                                             2006           $25.417          $26.505         3,197,996
                                                             2007           $26.505          $27.713         2,480,749
                                                             2008           $27.713          $24.902         1,984,019
                                                             2009           $24.902          $30.115         1,657,652
                                                             2010           $30.115          $32.467         1,429,951
                                                             2011           $32.467          $33.637         1,128,338
                                                             2012           $33.637          $37.862           954,539
                                                             2013           $37.862          $37.738           814,871
                                                             2014           $37.738          $40.130           708,185
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
                                                             2005           $11.466          $11.524         1,125,988
                                                             2006           $11.524          $11.856           746,919
                                                             2007           $11.856          $12.041           572,372
                                                             2008           $12.041          $10.108           415,568
                                                             2009           $10.108          $10.547           400,011
                                                             2010           $10.547          $10.651           348,726
                                                             2011           $10.651          $10.798           298,954
                                                             2012           $10.798          $11.008           236,775
                                                             2013           $11.008          $10.904           201,898
                                                             2014           $10.904          $10.879           168,208
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
                                                             2005           $14.265          $14.467         4,778,094
                                                             2006           $14.467          $14.932         4,181,794
                                                             2007           $14.932          $15.457         3,320,041
                                                             2008           $15.457          $15.623         3,384,187
                                                             2009           $15.623          $15.418         2,212,207
                                                             2010           $15.418          $15.213         1,501,511
                                                             2011           $15.213          $15.011         1,319,235
                                                             2012           $15.011          $14.810         1,092,697
                                                             2013           $14.810          $14.613           845,326
                                                             2014           $14.613          $14.419           732,608
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
                                                             2005           $50.436          $58.796         2,973,450
                                                             2006           $58.796          $60.437         2,130,839
                                                             2007           $60.437          $71.273         1,620,807
                                                             2008           $71.273          $36.827         1,314,636
                                                             2009           $36.827          $62.247         1,072,182
                                                             2010           $62.247          $78.459           905,423
                                                             2011           $78.459          $72.189           767,085
                                                             2012           $72.189          $80.030           649,502
                                                             2013           $80.030         $119.035           573,933
                                                             2014          $119.035         $124.144           504,532
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
                                                             2005           $33.363          $35.656         2,909,826
                                                             2006           $35.656          $40.461         2,217,972
                                                             2007           $40.461          $43.362         1,718,848
                                                             2008           $43.362          $32.521         1,437,064
                                                             2009           $32.521          $38.417         1,172,614
                                                             2010           $38.417          $40.485         1,008,179
                                                             2011           $40.485          $36.763           818,621
                                                             2012           $36.763          $38.774           666,856
                                                             2013           $38.774          $41.358                 0

                                                For the Year    Accumulation     Accumulation       Number of
                                                   Ending       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                    December 31  Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
                                                    2005           $10.982          $11.401          185,642
                                                    2006           $11.401          $13.039          157,795
                                                    2007           $13.039          $12.086          118,737
                                                    2008           $12.086           $7.310           71,743
                                                    2009            $7.310           $9.362           64,896
                                                    2010            $9.362          $10.564           52,619
                                                    2011           $10.564           $9.939           42,897
                                                    2012            $9.939          $11.682           30,034
                                                    2013           $11.682          $15.637           35,028
                                                    2014           $15.637          $17.083           30,577
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
                                                    2005            $8.400           $9.298          427,528
                                                    2006            $9.298          $11.717          421,805
                                                    2007           $11.717          $12.526          339,799
                                                    2008           $12.526           $6.926          244,382
                                                    2009            $6.926           $8.517          202,446
                                                    2010            $8.517           $9.245          172,488
                                                    2011            $9.245           $7.577          138,205
                                                    2012            $7.577           $9.113          117,159
                                                    2013            $9.113          $11.515          105,985
                                                    2014           $11.515          $10.590           89,678
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
                                                    2005           $13.435          $14.188           96,506
                                                    2006           $14.188          $16.419           68,930
                                                    2007           $16.419          $14.137           45,234
                                                    2008           $14.137           $8.457           39,650
                                                    2009            $8.457          $10.975           31,406
                                                    2010           $10.975          $13.642           26,570
                                                    2011           $13.642          $12.823           25,505
                                                    2012           $12.823          $14.863           14,591
                                                    2013           $14.863          $20.471           12,798
                                                    2014           $20.471          $20.890           10,145
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
                                                    2005            $5.757           $6.003          281,603
                                                    2006            $6.003           $6.245          192,384
                                                    2007            $6.245           $6.501          123,721
                                                    2008            $6.501           $4.038           89,897
                                                    2009            $4.038           $6.530           96,902
                                                    2010            $6.530           $7.782           90,694
                                                    2011            $7.782           $6.308           92,848
                                                    2012            $6.308           $7.108           55,765
                                                    2013            $7.108          $10.080           46,400
                                                    2014           $10.080          $10.911           44,415
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                    2005           $12.230          $16.151          380,097
                                                    2006           $16.151          $21.854          301,731
                                                    2007           $21.854          $30.281          237,077
                                                    2008           $30.281          $12.958          139,006
                                                    2009           $12.958          $21.713          127,969
                                                    2010           $21.713          $25.498          130,180
                                                    2011           $25.498          $20.574          120,392
                                                    2012           $20.574          $24.347           93,858
                                                    2013           $24.347          $23.774           87,674
                                                    2014           $23.774          $22.402           79,912
-------------------------------------------------------------------------------------------------------------------
UIF Global Infrastructure - Class I
                                                    2014           $10.000          $59.488          435,643

                                                         For the Year    Accumulation     Accumulation       Number of
                                                            Ending       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                             December 31  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------------------
UIF Global Tactical Asset Allocation Portfolio, Class I
                                                             2005            $9.940          $10.892           408,589
                                                             2006           $10.892          $13.447           343,994
                                                             2007           $13.447          $15.202           277,361
                                                             2008           $15.202           $8.305           241,222
                                                             2009            $8.305          $10.859           170,464
                                                             2010           $10.859          $11.322           153,737
                                                             2011           $11.322          $10.760           132,799
                                                             2012           $10.760          $12.085           115,037
                                                             2013           $12.085          $13.824         2,001,539
                                                             2014           $13.824          $13.932         1,748,862
----------------------------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class I
                                                             2005            $9.455          $10.794           694,442
                                                             2006           $10.794          $11.086           526,258
                                                             2007           $11.086          $13.333           361,523
                                                             2008           $13.333           $6.684           280,879
                                                             2009            $6.684          $10.917           231,397
                                                             2010           $10.917          $13.233           180,292
                                                             2011           $13.233          $12.691           150,192
                                                             2012           $12.691          $14.320           120,107
                                                             2013           $14.320          $20.920            95,584
                                                             2014           $20.920          $21.952            88,653
----------------------------------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class I
                                                             2005           $12.292          $14.258           277,181
                                                             2006           $14.258          $15.373           223,398
                                                             2007           $15.373          $18.603           180,676
                                                             2008           $18.603           $9.770           151,607
                                                             2009            $9.770          $15.197           121,157
                                                             2010           $15.197          $19.838            99,931
                                                             2011           $19.838          $18.179            94,780
                                                             2012           $18.179          $19.493            65,173
                                                             2013           $19.493          $26.441            48,293
                                                             2014           $26.441          $26.600            40,822
----------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                             2005           $21.756          $25.125           294,218
                                                             2006           $25.125          $34.220           226,573
                                                             2007           $34.220          $27.996           159,524
                                                             2008           $27.996          $17.153           133,656
                                                             2009           $17.153          $21.721           113,009
                                                             2010           $21.721          $27.851            94,331
                                                             2011           $27.851          $29.105            82,292
                                                             2012           $29.105          $33.261            69,746
                                                             2013           $33.261          $33.489            58,991
                                                             2014           $33.489          $42.860            50,638



 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

                MORGAN STANLEY VARIABLE ANNUITY II - PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  With The Enhanced Earnings Death Benefit Option And Income and Death Benefit
                              Combination Option 2

                           Mortality & Expense = 1.95



                                                             For the Year    Accumulation     Accumulation       Number of
                                                                Ending       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                 December 31  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
                                                                 2005           $10.920          $11.191           12,715
                                                                 2006           $11.191          $12.827            5,038
                                                                 2007           $12.827          $13.176            3,662
                                                                 2008           $13.176           $7.655            2,527
                                                                 2009            $7.655           $9.026            2,559
                                                                 2010            $9.026           $9.975            2,243
                                                                 2011            $9.975          $10.366            2,053
                                                                 2012           $10.366          $11.906            1,925
                                                                 2013           $11.906          $15.700              269
                                                                 2014           $15.700          $16.811              254
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
                                                                 2005            $7.726           $8.450            3,888
                                                                 2006            $8.450           $8.176            3,081
                                                                 2007            $8.176           $9.024            2,186
                                                                 2008            $9.024           $5.075            2,042
                                                                 2009            $5.075           $6.606            2,007
                                                                 2010            $6.606           $7.429            1,306
                                                                 2011            $7.429           $7.349            1,166
                                                                 2012            $7.349           $8.178            1,057
                                                                 2013            $8.178          $10.714              783
                                                                 2014           $10.714          $11.857              757
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
                                                                 2005            $6.897           $7.761            7,717
                                                                 2006            $7.761           $7.555            6,070
                                                                 2007            $7.555           $8.408            4,796
                                                                 2008            $8.408           $4.957            1,295
                                                                 2009            $4.957           $6.659            1,192
                                                                 2010            $6.659           $7.165            1,126
                                                                 2011            $7.165           $6.790              988
                                                                 2012            $6.790           $7.724              906
                                                                 2013            $7.724          $10.368              778
                                                                 2014           $10.368          $11.563              562
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income VIP Fund - Class 2
formerly, FTVIP Franklin High Income Securities
Fund - Class 2
                                                                 2005           $10.662          $10.791                0
                                                                 2006           $10.791          $11.562                0
                                                                 2007           $11.562          $11.634                0
                                                                 2008           $11.634           $8.733                0
                                                                 2009            $8.733          $12.209                0
                                                                 2010           $12.209          $13.548                0
                                                                 2011           $13.548          $13.879                0
                                                                 2012           $13.879          $15.712                0
                                                                 2013           $15.712          $16.598                0
                                                                 2014           $16.598          $16.258                0

                                                             For the Year    Accumulation     Accumulation       Number of
                                                                Ending       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                 December 31  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income VIP Fund - Class 2
formerly, FTVIP Franklin Income Securities Fund - Class 2
                                                                 2005           $11.205          $11.157               77
                                                                 2006           $11.157          $12.926              321
                                                                 2007           $12.926          $13.138              729
                                                                 2008           $13.138           $9.054              620
                                                                 2009            $9.054          $12.027              552
                                                                 2010           $12.027          $13.277                0
                                                                 2011           $13.277          $13.318                0
                                                                 2012           $13.318          $14.698                0
                                                                 2013           $14.698          $16.407                0
                                                                 2014           $16.407          $16.816                0
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Mutual Shares VIP Fund - Class 2
formerly, FTVIP Mutual Shares Securities Fund - Class 2
                                                                 2005           $10.917          $11.825              788
                                                                 2006           $11.825          $13.715              760
                                                                 2007           $13.715          $13.903              328
                                                                 2008           $13.903           $8.566              353
                                                                 2009            $8.566          $10.578              342
                                                                 2010           $10.578          $11.524               25
                                                                 2011           $11.524          $11.173               27
                                                                 2012           $11.173          $12.505               26
                                                                 2013           $12.505          $15.714               25
                                                                 2014           $15.714          $16.491               25
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value VIP Fund - Class 2
formerly, FTVIP Franklin Small Cap Value Securities
Fund - Class 2
                                                                 2005           $10.000          $11.298            2,383
                                                                 2006           $11.298          $12.950            2,715
                                                                 2007           $12.950          $12.383            2,651
                                                                 2008           $12.383           $8.126              273
                                                                 2009            $8.126          $10.282              276
                                                                 2010           $10.282          $12.917              260
                                                                 2011           $12.917          $12.180              255
                                                                 2012           $12.180          $14.126              252
                                                                 2013           $14.126          $18.855                0
                                                                 2014           $18.855          $18.577                0
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign VIP Fund - Class 2
formerly, FTVIP Templeton Foreign Securities Fund - Class 2
                                                                 2005           $11.483          $12.394            2,859
                                                                 2006           $12.394          $14.747            2,821
                                                                 2007           $14.747          $16.679            2,105
                                                                 2008           $16.679           $9.742              289
                                                                 2009            $9.742          $13.080              286
                                                                 2010           $13.080          $13.892               21
                                                                 2011           $13.892          $12.163               22
                                                                 2012           $12.163          $14.089               25
                                                                 2013           $14.089          $16.973               24
                                                                 2014           $16.973          $14.778               24
--------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series I
                                                                 2005            $5.713           $6.041           16,689
                                                                 2006            $6.041           $6.088            7,685
                                                                 2007            $6.088           $6.975            2,765
                                                                 2008            $6.975           $3.486            2,548
                                                                 2009            $3.486           $5.671            2,459
                                                                 2010            $5.671           $6.659            2,195
                                                                 2011            $6.659           $6.121            1,915
                                                                 2012            $6.121           $6.820            7,474
                                                                 2013            $6.820           $9.364            4,134
                                                                 2014            $9.364           $9.948            3,732

                                                   For the Year    Accumulation     Accumulation       Number of
                                                      Ending       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                       December 31  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Value Fund - Series I
                                                       2005           $10.745          $11.823           14,685
                                                       2006           $11.823          $13.981            6,105
                                                       2007           $13.981          $14.771            4,471
                                                       2008           $14.771           $8.496            2,499
                                                       2009            $8.496          $11.587            2,427
                                                       2010           $11.587          $13.877            1,973
                                                       2011           $13.877          $13.721            1,805
                                                       2012           $13.721          $15.768            1,675
                                                       2013           $15.768          $20.742              748
                                                       2014           $20.742          $22.302              721
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund - Series I
                                                       2005            $7.304           $7.789           16,512
                                                       2006            $7.789           $8.112           15,014
                                                       2007            $8.112           $8.901            8,466
                                                       2008            $8.901           $5.015            6,872
                                                       2009            $5.015           $5.949            6,827
                                                       2010            $5.949           $6.731            6,704
                                                       2011            $6.731           $6.073            5,971
                                                       2012            $6.073           $6.965                0
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund - Series I
                                                       2005           $11.887          $12.156           11,009
                                                       2006           $12.156          $13.849            4,818
                                                       2007           $13.849          $13.289            4,484
                                                       2008           $13.289           $8.375            1,654
                                                       2009            $8.375          $10.567            1,725
                                                       2010           $10.567          $12.006            1,393
                                                       2011           $12.006          $11.547            1,378
                                                       2012           $11.547          $13.487            1,320
                                                       2013           $13.487          $17.967                0
                                                       2014           $17.967          $19.255                0
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series I
                                                       2006           $10.000          $10.765            2,385
                                                       2007           $10.765          $11.399            1,323
                                                       2008           $11.399           $7.804            1,289
                                                       2009            $7.804           $9.810            1,180
                                                       2010            $9.810          $10.529            1,144
                                                       2011           $10.529          $10.309            1,061
                                                       2012           $10.309          $11.502              990
                                                       2013           $11.502          $14.564              763
                                                       2014           $14.564          $15.431              543
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund - Series I
                                                       2005           $10.422          $10.783           26,322
                                                       2006           $10.783          $11.737            9,654
                                                       2007           $11.737          $11.983            5,851
                                                       2008           $11.983           $7.472            5,782
                                                       2009            $7.472           $9.100            5,754
                                                       2010            $9.100           $9.850            5,670
                                                       2011            $9.850           $9.670            2,173
                                                       2012            $9.670          $11.247            1,954
                                                       2013           $11.247          $14.439            1,045
                                                       2014           $14.439          $15.961            1,028
----------------------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund - Series I
                                                       2011           $10.000          $13.389            1,202
                                                       2012           $13.389          $14.767            1,188
                                                       2013           $14.767          $18.110                0
                                                       2014           $18.110          $19.346                0

                                                     For the Year    Accumulation     Accumulation       Number of
                                                        Ending       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                         December 31  Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Core Equity Fund - Series I
                                                         2011           $10.000           $9.764            2,925
                                                         2012            $9.764          $10.881            2,777
                                                         2013           $10.881          $13.059            1,754
                                                         2014           $13.059          $12.882            1,723
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Dividend Growth Fund - Series I
                                                         2005           $11.833          $12.328           23,800
                                                         2006           $12.328          $14.729            8,567
                                                         2007           $14.729          $15.442            7,297
                                                         2008           $15.442           $8.935            4,180
                                                         2009            $8.935          $10.193            4,153
                                                         2010           $10.193          $11.191            3,696
                                                         2011           $11.191          $12.069                0
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Fund - Series I
                                                         2013           $10.000          $11.636                0
                                                         2014           $11.636          $11.597                0
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Securities Fund - Series I
                                                         2005            $7.586           $7.595            1,648
                                                         2006            $7.595           $8.133            1,648
                                                         2007            $8.133           $8.299            1,647
                                                         2008            $8.299           $6.250                0
                                                         2009            $6.250           $8.852                0
                                                         2010            $8.852           $9.559                0
                                                         2011            $9.559           $9.552                0
                                                         2012            $9.552          $11.122                0
                                                         2013           $11.122          $11.499                0
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Income Builder Fund - Series I
                                                         2005           $11.993          $12.568            9,338
                                                         2006           $12.568          $14.063            3,376
                                                         2007           $14.063          $14.218            3,410
                                                         2008           $14.218          $10.267            1,152
                                                         2009           $10.267          $12.590            1,153
                                                         2010           $12.590          $13.861            1,199
                                                         2011           $13.861          $14.744                0
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series I
                                                         2005           $10.787          $11.372            2,367
                                                         2006           $11.372          $12.394            2,380
                                                         2007           $12.394          $13.301            2,187
                                                         2008           $13.301           $9.314                0
                                                         2009            $9.314          $11.882                0
                                                         2010           $11.882          $13.284                0
                                                         2011           $13.284          $12.185                0
                                                         2012           $12.185          $13.245                0
                                                         2013           $13.245          $16.715                0
                                                         2014           $16.715          $17.102                0
------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series II
                                                         2005           $11.095          $12.077                0
                                                         2006           $12.077          $12.415                0
                                                         2007           $12.415          $14.302                0
                                                         2008           $14.302           $7.449                0
                                                         2009            $7.449          $11.412                0
                                                         2010           $11.412          $14.230                0
                                                         2011           $14.230          $12.637                0
                                                         2012           $12.637          $13.819                0
                                                         2013           $13.819          $18.494                0
                                                         2014           $18.494          $19.513                0

                                                                For the Year    Accumulation     Accumulation
                                                                   Ending       Unit Value at    Unit Value at
Sub-Accounts                                                    December 31  Beginning of Period End of Period
---------------------------------------------------------------------------------------------------------------
Invesco V.I. S&P 500 Index Fund - Series I
                                                                    2005            $8.841           $9.064
                                                                    2006            $9.064          $10.262
                                                                    2007           $10.262          $10.578
                                                                    2008           $10.578           $6.522
                                                                    2009            $6.522           $8.072
                                                                    2010            $8.072           $9.085
                                                                    2011            $9.085           $9.066
                                                                    2012            $9.066          $10.272
                                                                    2013           $10.272          $13.275
                                                                    2014           $13.275          $14.738
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
                                                                    2005            $7.573           $8.505
                                                                    2006            $8.505          $10.026
                                                                    2007           $10.026          $11.818
                                                                    2008           $11.818           $7.726
                                                                    2009            $7.726           $9.027
                                                                    2010            $9.027           $9.457
                                                                    2011            $9.457          $10.754
                                                                    2012           $10.754          $12.504
                                                                    2013           $12.504          $14.445
                                                                    2014           $14.445          $15.264
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
                                                                    2005            $7.340           $8.857
                                                                    2006            $8.857           $9.359
                                                                    2007            $9.359          $10.970
                                                                    2008           $10.970           $5.496
                                                                    2009            $5.496           $9.125
                                                                    2010            $9.125          $11.266
                                                                    2011           $11.266          $10.229
                                                                    2012           $10.229          $11.208
                                                                    2013           $11.208          $11.890
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
                                                                    2005            $9.013           $9.598
                                                                    2006            $9.598          $12.244
                                                                    2007           $12.244          $13.865
                                                                    2008           $13.865           $7.783
                                                                    2009            $7.783           $9.739
                                                                    2010            $9.739          $10.231
                                                                    2011           $10.231           $9.058
                                                                    2012            $9.058          $10.515
                                                                    2013           $10.515          $13.136
                                                                    2014           $13.136          $11.693
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
                                                                    2005            $8.143           $8.521
                                                                    2006            $8.521           $9.897
                                                                    2007            $9.897          $11.352
                                                                    2008           $11.352           $6.246
                                                                    2009            $6.246           $5.962


                                                                     Number of
                                                                Units Outstanding at
Sub-Accounts                                                       End of Period
------------------------------------------------------------------------------------
Invesco V.I. S&P 500 Index Fund - Series I
                                                                        5,253
                                                                        3,694
                                                                        1,997
                                                                        1,269
                                                                        1,186
                                                                        1,140
                                                                        1,025
                                                                          930
                                                                          668
                                                                          648
------------------------------------------------------------------------------------
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
                                                                        3,652
                                                                        3,254
                                                                        2,505
                                                                          630
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
                                                                        1,314
                                                                        1,139
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
                                                                       17,253
                                                                        9,856
                                                                        6,427
                                                                        2,393
                                                                        2,377
                                                                        1,878
                                                                        1,756
                                                                        1,571
                                                                        1,276
                                                                        1,254
------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
                                                                        5,603
                                                                        4,414
                                                                        1,869
                                                                        1,812
                                                                            0

                                                         For the Year    Accumulation     Accumulation       Number of
                                                            Ending       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                             December 31  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
                                                             2005           $12.173          $12.324           21,235
                                                             2006           $12.324          $12.762            9,848
                                                             2007           $12.762          $13.250            7,148
                                                             2008           $13.250          $11.823            4,674
                                                             2009           $11.823          $14.198            4,224
                                                             2010           $14.198          $15.200            3,984
                                                             2011           $15.200          $15.638            3,752
                                                             2012           $15.638          $17.480            3,515
                                                             2013           $17.480          $17.301            2,766
                                                             2014           $17.301          $18.269            2,751
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
                                                             2005           $10.613          $10.592                0
                                                             2006           $10.592          $10.822                0
                                                             2007           $10.822          $10.914                0
                                                             2008           $10.914           $9.098                0
                                                             2009            $9.098           $9.427                0
                                                             2010            $9.427           $9.453                0
                                                             2011            $9.453           $9.517                0
                                                             2012            $9.517           $9.634                0
                                                             2013            $9.634           $9.476                0
                                                             2014            $9.476           $9.389                0
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
                                                             2005            $9.864           $9.934            4,581
                                                             2006            $9.934          $10.182            2,596
                                                             2007           $10.182          $10.467            1,857
                                                             2008           $10.467          $10.505            1,799
                                                             2009           $10.505          $10.295            2,060
                                                             2010           $10.295          $10.087            2,247
                                                             2011           $10.087           $9.884            2,060
                                                             2012            $9.884           $9.684            1,948
                                                             2013            $9.684           $9.488            1,262
                                                             2014            $9.488           $9.297            1,354
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
                                                             2005            $7.336           $8.493           46,632
                                                             2006            $8.493           $8.669           23,798
                                                             2007            $8.669          $10.151            9,615
                                                             2008           $10.151           $5.209            3,698
                                                             2009            $5.209           $8.742            2,913
                                                             2010            $8.742          $10.943            2,575
                                                             2011           $10.943           $9.998            2,342
                                                             2012            $9.998          $11.006            2,078
                                                             2013           $11.006          $16.257            1,731
                                                             2014           $16.257          $16.836            1,668
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
                                                             2005           $10.462          $11.104           10,797
                                                             2006           $11.104          $12.512              576
                                                             2007           $12.512          $13.315            1,211
                                                             2008           $13.315           $9.916            1,054
                                                             2009            $9.916          $11.633            1,021
                                                             2010           $11.633          $12.173              553
                                                             2011           $12.173          $10.977              608
                                                             2012           $10.977          $11.497              635
                                                             2013           $11.497          $12.236                0

                                                For the Year    Accumulation     Accumulation       Number of
                                                   Ending       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                    December 31  Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
                                                    2005            $10.109         $10.422           11,947
                                                    2006            $10.422         $11.836            2,918
                                                    2007            $11.836         $10.894            2,193
                                                    2008            $10.894          $6.543            2,353
                                                    2009             $6.543          $8.321            2,298
                                                    2010             $8.321          $9.324            1,839
                                                    2011             $9.324          $8.711            1,717
                                                    2012             $8.711         $10.167            1,637
                                                    2013            $10.167         $13.515              625
                                                    2014            $13.515         $14.662              603
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
                                                    2005             $9.275         $10.195            4,319
                                                    2006            $10.195         $12.758            2,526
                                                    2007          $12.75158         $13.543            1,700
                                                    2008            $13.543          $7.437            1,704
                                                    2009             $7.437          $9.080            2,211
                                                    2010             $9.080          $9.788            1,617
                                                    2011             $9.788          $7.966            1,479
                                                    2012             $7.966          $9.514            1,422
                                                    2013             $9.514         $11.938            1,067
                                                    2014            $11.938         $10.903              885
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
                                                    2005            $13.187         $13.828                0
                                                    2006            $13.828         $15.892                0
                                                    2007            $15.892         $13.587                0
                                                    2008            $13.587          $8.072                0
                                                    2009             $8.072         $10.401                0
                                                    2010            $10.401         $12.838                0
                                                    2011            $12.838         $11.984                0
                                                    2012            $11.984         $13.793                0
                                                    2013            $13.793         $18.866                0
                                                    2014            $18.866         $19.117                0
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
                                                    2005             $6.817          $7.060            4,821
                                                    2006             $7.060          $7.293            3,192
                                                    2007             $7.293          $7.538            2,508
                                                    2008             $7.538          $4.650            2,481
                                                    2009             $4.650          $7.467            2,200
                                                    2010             $7.467          $8.837            1,444
                                                    2011             $8.837          $7.113            1,316
                                                    2012             $7.113          $7.959            1,297
                                                    2013             $7.959         $11.208              970
                                                    2014            $11.208         $12.048              732
-------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                    2005            $13.790         $18.086           13,231
                                                    2006            $18.086         $24.302            4,291
                                                    2007            $24.302         $33.436            2,783
                                                    2008            $33.436         $14.208            2,002
                                                    2009            $14.208         $23.642            1,859
                                                    2010            $23.642         $27.569            1,523
                                                    2011            $27.569         $22.090            1,481
                                                    2012            $22.090         $25.958            1,448
                                                    2013            $25.958         $25.171              836
                                                    2014            $25.171         $23.553              834
-------------------------------------------------------------------------------------------------------------------
UIF Global Infrastructure - Class I
                                                    2014            $10.000         $16.363                0

                                                         For the Year    Accumulation     Accumulation       Number of
                                                            Ending       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                             December 31  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------------------
UIF Global Tactical Asset Allocation Portfolio, Class I
                                                             2005            $9.433          $10.265           5,050
                                                             2006           $10.265          $12.586           4,200
                                                             2007           $12.586          $14.128           2,196
                                                             2008           $14.128           $7.664           2,215
                                                             2009            $7.664           $9.951           2,130
                                                             2010            $9.951          $10.303           2,140
                                                             2011           $10.303           $9.723           2,084
                                                             2012            $9.723          $10.844           2,029
                                                             2013           $10.844          $12.319             765
                                                             2014           $12.319          $12.329             761
----------------------------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class I
                                                             2005            $7.464           $8.461           4,914
                                                             2006            $8.461           $8.631           3,183
                                                             2007            $8.631          $10.306           1,650
                                                             2008           $10.306           $5.130           1,563
                                                             2009            $5.130           $8.321           1,537
                                                             2010            $8.321          $10.017           1,387
                                                             2011           $10.017           $9.539           1,237
                                                             2012            $9.539          $10.689           1,170
                                                             2013           $10.689          $15.506             916
                                                             2014           $15.506          $16.158             859
----------------------------------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class I
                                                             2005           $12.065          $13.897           4,568
                                                             2006           $13.897          $14.879             572
                                                             2007           $14.879          $17.879             639
                                                             2008           $17.879           $9.324             567
                                                             2009            $9.324          $14.402             549
                                                             2010           $14.402          $18.670             175
                                                             2011           $18.670          $16.989             167
                                                             2012           $16.989          $18.090             195
                                                             2013           $18.090          $24.367               0
                                                             2014           $24.367          $24.342              11
----------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                                             2005           $18.874          $21.646           5,673
                                                             2006           $21.646          $29.277           4,460
                                                             2007           $29.277          $23.784           3,927
                                                             2008           $23.784          $14.470           1,622
                                                             2009           $14.470          $18.195           1,705
                                                             2010           $18.195          $23.168           1,179
                                                             2011           $23.168          $24.043           1,059
                                                             2012           $24.043          $27.284             959
                                                             2013           $27.284          $27.279             677
                                                             2014           $27.279          $34.669             669



 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

Appendix B
Calculation Of Enhanced Earnings Death Benefit

Example 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

       Excess of Earnings Withdrawals   =   $0
       In-Force Premium                 =   $100,000 ($100,000+$0-$0)
       Death Benefit Earnings           =   $25,000 ($125,000-$100,000)
       Enhanced Earnings Death Benefit  =   40% X $25,000 = $10,000

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

Example 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

       Excess of Earnings Withdrawals   =   $5,000 ($10,000-$5,000)
       In-Force Premium                 =   $95,000 ($100,000+$0-$5,000)
       Death Benefit Earnings           =   $19,000 ($114,000-$95,000)
       Enhanced Earnings Death Benefit  =   40%X $19,000 = $7,600

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

Example 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the Owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

   Excess of Earnings Withdrawals   =   $30,000 ($50,000-$20,000)
   In-Force Premium                 =   $120,000 ($110,000+$40,000-$30,000)
   Death Benefit Earnings           =   $20,000 ($140,000-$120,000)
   Enhanced Earnings Death Benefit  =   25% of $20,000 = $5,000

In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

40137

                      [LOGO OF PRINTED ON RECYCLED PAPER]

Morgan Stanley Variable Annuity 3

Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave. Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax: 1-785-228-4584


                                                   Prospectus dated May 1, 2015


Allstate Life Insurance Company ("Allstate Life") has issued the Morgan Stanley Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales.

The Contract offers 37* investment alternatives ("investment alternatives"). The investment alternatives include 3 fixed account options ("Fixed Account Options") and 34 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Financial Advisor Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):


Morgan Stanley Variable Investment       AB Variable Products Series Fund, Inc.
  Series (Class Y Shares)                  (formerly, AllianceBernstein Variable
The Universal Institutional Funds, Inc.    Products Series Fund, Inc. (Class B
  (Class I shares and Class II shares)     Shares))
Invesco Variable Insurance Funds         Franklin Templeton Variable Insurance
  (Series I Shares)                        Products Trust (Class 2 Shares)
                                         Putnam Variable Trust (Class IB Shares)


* Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 11-13 for more information.


We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2015, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 35 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


             The Securities and Exchange Commission has not approved or disapproved the securities described in this
  IMPORTANT  prospectus, nor has it passed upon the accuracy or adequacy of this prospectus. Anyone who tells you
    NOTICES  otherwise is committing a federal crime.

             Investment in the Contracts involves investment risks, including possible loss of principal.

Table of Contents


                                                                           Page
                                                                           ----
Overview

   Important Terms                                                           1
   The Contract at a Glance                                                  2
   How the Contract Works                                                    4
   Expense Table                                                             5
   Financial Information                                                     7
Contract Features

   The Contract                                                              7
   Purchases                                                                 8
   Contract Value                                                            9
   Investment Alternatives                                                   9
       The Variable Sub-Accounts                                             9
       The Fixed Account Options                                            11
       Transfers                                                            12
   Expenses                                                                 15
   Access To Your Money                                                     16
   Income Payments                                                          17
   Death Benefits                                                           20
Other Information

   More Information:                                                        24
       Allstate Life                                                        24
       The Variable Account                                                 25
       The Portfolios                                                       25
       The Contract                                                         26
       Non-Qualified Annuities Held Within a Qualified Plan                 27
       Legal Matters                                                        27
   Taxes                                                                    27
Statement of Additional Information Table of Contents                       35
Appendix A - Calculation of Enhanced Earnings Death Benefit Plus           A-1
Appendix B - Accumulation Unit Values                                      B-1


                                      (i)

Important Terms

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.


                                                                       Page
                                                                       -----
Accumulation Phase                                                         4
Accumulation Unit                                                          7
Accumulation Unit Value                                                    7
Allstate Life ("We")                                                      24
Annuitant                                                                  7
Automatic Additions Program                                                8
Automatic Portfolio Rebalancing Program                                   14
Beneficiary                                                                7
Contract*                                                                  7
Contract Anniversary                                                       3
Contract Owner ("You")                                                     7
Contract Value                                                             9
Contract Year                                                              3
Death Benefit Anniversary                                                 21
Death Benefit Combination Option                                          21
Dollar Cost Averaging                                                     14
Dollar Cost Averaging Fixed Account Options                               11
Due Proof of Death                                                        20
Enhanced Earnings Death Benefit Plus Option                               22
Excess of Earnings Withdrawals                                            22
Fixed Account Options                                                     11
Funds                                                                  Cover
Income and Death Benefit Combination Option 2                             22
Income Benefit Combination Option 2                                       19
In-Force Premium                                                          22
In-Force Earnings                                                         22
Income Plans                                                              18
Investment Alternatives                                                    9
Issue Date                                                                 4
Payout Phase                                                               4
Payout Start Date                                                         17
Performance Death Benefit Option                                          21
Portfolios                                                                25
Qualified Contracts                                                       25
SEC                                                                    Cover
Systematic Withdrawal Program                                             17
Valuation Date                                                             9
Variable Account                                                          25
Variable Sub-Account                                                       9


* In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

The Contract at a Glance

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments        We are no longer offering new contracts. You can add
                         to your Contract as often and as much as you like, but each payment must be at least $100. You must maintain a minimum account size of $500.

Expenses                 You will bear the following expenses:

                         . Total Variable Account annual fees equal to 1.35% of average daily net assets (1.48% if you select the Performance Death Benefit Option or 1.59% if you select the Death Benefit Combination Option, or 1.65% if you select the Income Benefit Combination Option 2 or 1.85% if you select the Income and Death Benefit Combination Option 2)

                         . If you select the Enhanced Earnings Death Benefit Plus Option, you will pay an additional mortality and expense risk charge of 0.15%, 0.25% or 0.35% (depending on the age of the oldest Contract owner (or Annuitant, if the Contract owner is a non-living person) on the date we receive the completed written request to add the Option, ("Rider Application Date"))

                         . Annual contract maintenance charge of $35 (waived in certain cases)

                         . Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn (with certain exceptions)

                         . Transfer fee of $25 after the 12th transfer in any Contract Year (fee currently waived)

                         .  State premium tax (if your state imposes one)

                         In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.

Investment Alternatives  The Contract offers 37 investment alternatives including:

                         . 3 Fixed Account Options (which credit interest at rates we guarantee)

                         . 34 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                            .  Morgan Stanley Investment Management Inc.

                            .  Invesco Advisers, Inc.

                            .  AllianceBernstein L.P.

                            .  Franklin Advisers, Inc.

                            .  Franklin Mutual Advisers, LLC

                            .  Putnam Investment Management, LLC

                            .  Templeton Investment Counsel, LLC

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.

Special Services         For your convenience, we offer these special services:

                         .  Automatic Additions Program

                         .  Automatic Portfolio Rebalancing Program

                         .  Dollar Cost Averaging Program

                         .  Systematic Withdrawal Program

Income Payments          You can choose fixed income payments, variable income
                         payments, or a combination of the two. You can receive your income payments in one of the following ways:

                         .  life income with payments guaranteed for 120 months

                         . joint and survivor life income with guaranteed payments

                         .  guaranteed payments for a specified period

Death Benefits           If you die before the Payout Start Date, we will pay
                         the death benefit described in the Contract. We also offer death benefit options.

Transfers                Before the Payout Start Date, you may transfer your
                         Contract value ("Contract Value") among the investment alternatives, with certain restrictions.
                         Transfers must be at least $100 or the total amount in the investment alternative, whichever is less.
                         Transfers to the Standard Fixed Account Option for any Guarantee Period must be at least $500.

             We do not currently impose a fee upon transfers. However, we reserve the right to charge $25 per transfer after the 12th transfer in each "Contract Year," which we measure from the date we issue your Contract or a Contract anniversary ("Contract Anniversary").

Withdrawals  You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $500 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.

How the Contract Works

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "Contract owner") save for retirement because you can invest in up to 39 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.


Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 18. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.


The timeline below illustrates how you might use your Contract.

                                    [CHART]

As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary, will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contract works.

Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

 Number of Complete Years Since We Received the
 Payment Being Withdrawn                            0   1   2   3   4   5   6+
 ----------------------------------------------     -   -   -   -   -   -   --
 Applicable Charge                                  6%  5%  5%  4%  3%  2%  0%
 Annual Contract Maintenance Charge                       $35.00**
 Transfer Fee                                              $25***

* Each Contract Year, you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.
** If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.
*** Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

                                                          Mortality and Expense  Administrative  Total Variable Account
                                                              Risk Charge       Expense Charge      Annual Expense
                                                         ---------------------- --------------- -----------------------
Base Contract                                                     1.25%              0.10%               1.35%
With the Performance Death Benefit Option                         1.38%              0.10%               1.48%
With the Death Benefit Combination Option                         1.49%              0.10%               1.59%
With the Income Benefit Combination Option 2*                     1.55%              0.10%               1.65%
With the Income and Death Benefit Combination Option 2*           1.75%              0.10%               1.85%

If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above (assuming age is between 66 and 75 on Rider Application Date)**

                                                          Mortality and Expense  Administrative  Total Variable Account
                                                              Risk Charge       Expense Charge      Annual Expense
                                                         ---------------------- --------------- -----------------------
Base Contract                                                     1.60%              0.10%               1.70%
With the Performance Death Benefit Option                         1.73%              0.10%               1.83%
With the Death Benefit Combination Option                         1.84%              0.10%               1.94%
With the Income Benefit Combination Option 2*                     1.90%              0.10%               2.00%
With the Income and Death Benefit Combination Option 2*           2.10%              0.10%               2.20%

*  These options are no longer available to be added to your Contract.
** The mortality and expense risk charge shown for the Enhanced Earnings Death
   Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.

PORTFOLIO ANNUAL EXPENSE - Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                                                                                              Minimum  Maximum
                                                                                                             -------- --------
Total Annual Portfolio Operating Expenses/(1)/ (expenses that are deducted from Portfolio assets, which may
  include management fees, distribution and/or services (12b-1) fees, and other expenses)                      0.66%    1.70%



(1) Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2014.


Example 1

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

..   elected the Income and Death Benefit Combination Option 2 and the Enhanced
    Earnings Death Benefit Plus Option (Age 66-75).

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                                  1 Year 3 Years 5 Years 10 Years
                                                  ------ ------- ------- --------
Costs Based on Maximum Annual Portfolio Expenses  $ 850  $1,461  $2,009   $3,648
Costs Based on Minimum Annual Portfolio Expenses  $ 749  $1,160  $1,511   $2,683


Example 2

This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
                                                  ------ ------- ------- --------
Costs Based on Maximum Annual Portfolio Expenses  $ 340  $1,036  $1,754   $3,648
Costs Based on Minimum Annual Portfolio Expenses  $ 239  $  735  $1,256   $2,683


Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The above examples assume you elected the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Plus Option (Age 66-75) with a mortality and expense risk charge of 2.10%, an administrative expense charge of 0.10%, and an annual Contract maintenance charge of $35. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix B to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional Information.

To obtain additional detail on each of the Variable Sub-Account's financial statements, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information.

The consolidated financial statements of Allstate Life appear in the Statement of Additional Information.

The Contract

CONTRACT OWNER

The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the owner, while the Annuitant is alive,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract owner dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner and Annuitant cannot exceed 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT

The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.

BENEFICIARY

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT

Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with your attorney before trying to assign your Contract.

Purchases

MINIMUM PURCHASE PAYMENTS

You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM/ Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS

You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters. We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

Contract Value

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

You should refer to the prospectuses for the Funds that accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub- Account and, therefore, your Contract Value.

Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to up to 34 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.

You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617.

Portfolio:                                                Each Portfolio Seeks:                     Investment Advisor:
----------                                     -------------------------------------------- -------------------------------------
Morgan Stanley Variable Investment Series

Morgan Stanley VIS Multi Cap Growth            As a primary objective, growth of capital
  Portfolio - Class Y                            through investments in common stocks
                                                 of companies believed by the
                                                 Investment Adviser to have potential
                                                 for superior growth. As a secondary
                                                 objective, income but only when
                                                 consistent with its primary objective.

Morgan Stanley VIS European Equity             To maximize the capital appreciation of
  Portfolio - Class Y                            its investments

UIF Global Infrastructure                      Both capital appreciation and current        Morgan Stanley Investment Management
  Portfolio - Class II                           income                                     Inc.

Morgan Stanley VIS Income Plus                 As a primary objective, high level of
  Portfolio - Class Y                            current income by investing primarily
                                                 in U.S. government securities and other
                                                 fixed-income securities. As a secondary
                                                 objective, capital appreciation but only
                                                 when consistent with its primary
                                                 objective.

Morgan Stanley VIS Limited Duration            High level of current income consistent
  Portfolio - Class Y                            with preservation of capital

Morgan Stanley VIS Money Market                High current income, preservation of
  Portfolio - Class Y                            capital and liquidity

The Universal Institutional Funds, Inc.

UIF Growth Portfolio, Class I                  Long-term capital appreciation by
                                                 investing primarily in growth-oriented
                                                 equity securities of large capitalization
                                                 companies.

UIF Emerging Markets Equity                    Long-term capital appreciation by
  Portfolio, Class I                             investing primarily in growth-oriented
                                                 equity securities of issuers in emerging
                                                 market countries.

UIF Global Strategist Portfolio, Class I &     Total return.                                Morgan Stanley Investment Management
  Class II+ (formerly, UIF Global Tactical                                                  Inc.
  Asset Allocation Portfolio Class I &
  Class II)

UIF Mid Cap Growth Portfolio, Class I          Long-term capital growth by investing
                                                 primarily in common stocks and other
                                                 equity securities.

UIF U.S. Real Estate Portfolio, Class I        Above average current income and long-
                                                 term capital appreciation by investing
                                                 primarily in equity securities of
                                                 companies in the U.S. real estate
                                                 industry, including real estate
                                                 investment trusts.

Invesco Variable Insurance Funds

Invesco V.I. American Franchise Fund -         Capital growth.
  Series I

Invesco V.I. American Franchise Fund -         Capital growth.
  Series II

Invesco V.I. Comstock Fund - Series II         Capital growth and income through
                                                 investments in equity securities,
                                                 including common stocks, preferred
                                                 stocks and securities convertible into
                                                 common and preferred stocks.

Invesco V.I. Equity and Income Portfolio -     Capital appreciation and current income.
  Series II

Invesco V.I. Global Core Equity Fund -         Long-term capital appreciation by            Invesco Advisers, Inc.
  Series II                                      investing primarily in equity securities
                                                 of issuers throughout the world,
                                                 including U.S. issuers.

Invesco V.I. Mid Cap Growth Fund -             To seek capital growth
  Series II

Invesco V.I. American Value Fund -             Above-average total return over a market
  Series I                                       cycle of three to five years by investing
                                                 in common stocks and other equity
                                                 securities.

Invesco V.I. Core Equity Fund - Series I       Long-term growth of capital

Invesco V.I. Diversified Dividend Fund -       Provide reasonable current income and
  Series II                                      long term growth of income and
                                                 capital.

Invesco V.I. High Yield Portfolio - Series II  Total return, comprised of current income and capital appreciation.

Invesco V.I. Mid Cap Core Equity Fund -        Long-term growth of capital                  Invesco Advisers, Inc.
  Series I

Invesco V.I. S&P 500 Index Fund -              To provide investment results that, before
  Series II                                      expenses, correspond to the total return
                                                 (i.e., combination of capital changes
                                                 and income) of the Standard and Poor's
                                                 500 Composite Stock Price Index

AB Variable Products Series Fund, Inc
(formerly, AllianceBernstein Variable Products Series Fund, Inc.)

AB VPS Growth and Income Portfolio -           Long-term growth of capital
  Class B (formerly, AllianceBernstein VPS
  Growth and Income Portfolio - Class B)

AB VPS Growth Portfolio - Class B              Long-term growth of capital                  AllianceBernstein L.P.
  (formerly, AllianceBernstein VPS Growth
  Portfolio - Class B)

AB VPS Large Cap Growth Portfolio              Long-term growth of capital
  (formerly, AllianceBernstein VPS Large
  Cap Growth Portfolio - Class B)

Franklin Templeton Variable Insurance
  Products Trust

FTVIP Franklin Income VIP Fund - Class 2       Maximize income while maintaining            Franklin Advisers, Inc.
                                                 prospects for capital appreciation.

FTVIP Franklin High Income VIP Fund -          High level of current income with capital
  Class 2                                        appreciation as a secondary goal

FTVIP Franklin Mutual Shares VIP Fund -        Capital appreciation with income as a        Franklin Mutual Advisers, LLC
  Class 2                                        secondary goal

FTVIP Templeton Foreign VIP Fund -             Long-term capital growth.                    Templeton Investment Counsel, LLC
  Class 2

Putnam Variable Trust

Putnam VT Growth and Income Fund -             Capital growth and current income.
  Class IB

Putnam VT International Equity Fund -          Capital appreciation.
  Class IB

Putnam VT Small Cap Value Fund -               Capital appreciation.                        Putnam Investment Management, LLC
  Class IB

Putnam VT Voyager Fund - Class IB              Capital appreciation.


+ Effective on May 17, 2013, the UIF Global Tactical Asset Allocation Portfolio
  - Class II was closed to new investors.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the Standard Fixed Account Option. We also currently offer the 6 and 12 month Dollar Cost Averaging Options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

Basic Dollar Cost Averaging Option. The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described on page 16, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 and 12 Month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in substantially equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.

STANDARD FIXED ACCOUNT OPTION

You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.

Interest Rates. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For availability and current interest rate information, please contact your financial advisor or Allstate Life at 1-800-457-7617. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

1. 25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES

The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.

TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 1-800- 457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fund A Variable Sub-Account and 60% to be in the Fund B Variable Sub-Account. Over the next 2 months the bond market does very

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

   well while the stock market performs poorly. At the end of the first quarter, the Fund A Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fund A Variable Sub-Account and use the money to buy more units in the Fund B Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

Expenses

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Performance Death Benefit Option (State of Washington only) and 1.75% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, Income and Performance Death Benefit Option and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options.

If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout

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


Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 5. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.


We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract owner or Annuitant (unless the Contract is continued); and

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range form 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES

We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section.

OTHER EXPENSES


Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see page 5&6. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.


Access to Your Money


You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 18.


You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and

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

taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.

Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

   1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

   2. An emergency exists as defined by the SEC; or

   3. The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.

Income Payments

PAYOUT START DATE

The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

   .   the Annuitant's 99th Birthday, or

   .   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

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

INCOME PLANS

An "Income Plan" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

   .   fixed income payments;

   .   variable income payments; or

   .   a combination of the two.

The three Income Plans are:

Income Plan 1 - Life Income With Payments Guaranteed for 120 Months. Under this plan, we make monthly income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 months guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

Income Plan 2 -Joint and Survivor Life Income. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

Income Plan 3 - Guaranteed Payments For a Specified Period. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2 you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

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

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT COMBINATION OPTION 2

The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract Owners who have previously elected this option. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below.

Eligibility. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

   . You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");



   . The Payout Start Date must occur during the 30 day period following a Contract Anniversary; and

   . You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payments Table provided in your Contract; and

   . The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

          1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

          2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE

The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

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

Income Base A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

Income Base B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person).

Withdrawal Adjustment. The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3) where:

   1) = the withdrawal amount

   2) = the Contract Value immediately prior to the withdrawal, and

   3) = the most recently calculated Income Base

The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

Death Benefits

We will pay a death benefit if, prior to the Payout Start Date, any Contract owner (or Annuitant, if the Contract owner is a non-living individual) dies.

We will pay the death benefit to the new Contract owner ("New Owner") who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).

A request for payment of the death benefit must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   any other proof acceptable to us.

DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any withdrawals, and less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

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

3. the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS

The Performance Death Benefit Option and Death Benefit Combination Option are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. Please consult with your financial advisor concerning any such limitations before selecting any option. We may discontinue offering these options at any time.

If the Contract owner is a living person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a living person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of
(1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.

Performance Death Benefit Option. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

Death Benefit Combination Option. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

Death Benefit A. Death Benefit A on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the Annuitant, if the owner is not a living person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

..   We will reduce the Death Benefit A by a withdrawal adjustment equal to:
    (i) the Death Benefit A, immediately before the withdrawal, multiplied by
    (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal for any withdrawals since the prior Contract Anniversary; and

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..   We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.

If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

Income and Death Benefit Combination Option 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.


The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described on page 19) with the features of the Death Benefit Combination Option (described on page 21) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.


In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you selected the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

Enhanced Earnings Death Benefit Plus Option You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. If the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this option at any time. The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-living person) for reasons other than death. Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

..   the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 50% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the date we receive the written request to add this option, the death benefit is increased by:

..   the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

..   the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:

   In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract ("Rider Date") plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

   In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

   An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under "Death Benefit Payments" below.

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The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.

DEATH BENEFIT PAYMENTS

If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

   .   the life of the New Owner;

   . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

   . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

   On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub- Accounts as of the end of the Valuation Date during which we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i)   transfer all or a portion of the excess among the Variable
         Sub-Accounts;

   (ii) transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

   Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. Only one spousal continuation is allowed under this Contract.

If the New Owner is a living person, and not your spouse, or if there are multiple living person New Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

   .   the life of the New Owner;

   . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

   . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on

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

which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non- living person:

   (a) The New Owner may elect to receive the death benefit in a lump sum; or

   (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

   (b) If the Contract owner does not elect the above option, then the Contract owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.

The Contract owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2. Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

More Information

ALLSTATE LIFE

Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

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

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT

Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) ("Morgan Stanley & Co."), a wholly owned subsidiary of Morgan Stanley, located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan
Stanley & Co. an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.'s practices.

We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.

Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan
Stanley & Co. are now paid to MSSB.


Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, LLC provides certain business process outsourcing services with respect to the Contracts. se/2/, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2014, consisted of the following:
NTT DATA Process Services, LLC (administrative services) located at PO Box 4201, Boston, MA 02211; RR Donnelley Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

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

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN

If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS

All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY

Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

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Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Partial Annuitization. Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

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..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.


Currently, a case is pending with the U.S. Supreme Court that may address several unanswered questions regarding the application of federal and state tax law to same sex marriages, civil unions and domestic partnerships. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).


Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.

Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


Medicare Tax on Net Investment Income. The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or
(2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,300 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.


Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information

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from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.


Partial Exchanges. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS

The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

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The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner's spouse, do not qualify as retirement assets for the purposes of protection under the federal bankruptcy laws.


Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

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..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


Charitable IRA Distributions. Prior law provided a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. As of the beginning of 2015, this provision has expired and has not been extended. It is possible that Congress will extend this provision retroactively to include some or all of 2015.

For distributions in tax years beginning after 2005 and before 2015, these rules provided an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.


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The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Per IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.


Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee "transfer" from one IRA account to another. IRA transfers are not subject to this 12 month rule.


Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non- governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

Statement of Additional Information
Table of Contents

Additions, Deletions or Substitutions of Investments
The Contract
   Purchase of Contracts
Calculation of Accumulation Unit Values
Net Investment Factor
Calculation of Variable Amount Income Payments
Calculation of Annuity Unit Values
General Matters
   Incontestability
   Settlements
   Safekeeping of the Variable Account's Assets
Experts
Financial Statements
Appendix A-Accumulation Unit Values

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

Appendix A
Calculation of Enhanced Earnings Death Benefit Plus Amount

Example 1:

Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A) Contract Value:                                                     $ 125,000.00
(B) Total Purchase Payments                                             $ 100,000.00
(C) Total Excess-of-Earnings Withdrawals:                               $       0.00
(D) In-Force Premium:                            (D) = (B) - (C)        $ 100,000.00
(E) In-Force Earnings:                           (E) = (A) - (D)        $  25,000.00
(F) Cap:                                         (F) = 100% X (D)       $ 100,000.00
(G) Enhanced Earnings Death Benefit Plus*:  (G) = MIN [50% X (E); (F)]  $  12,500.00

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2:

Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                                $ 105,000.00
(2) Total Purchase Payments:                                                       $ 100,000.00
(3) Prior Excess-of-Earnings Withdrawals:                                          $       0.00
(4) In-Force Premium:                                                              $ 100,000.00
(5) In-Force Earnings:                                (5) = (1) - (4)              $   5,000.00
(6) Withdrawal Amount:                                                             $  10,000.00
(7) Excess-of Earnings Withdrawal:         (7) = (6) - (5) and cannot be negative  $   5,000.00
(8) Total Excess-of-Earnings Withdrawals:             (8) = (3) + (7)              $   5,000.00

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:                                                     $ 114,000.00
(B) In-Force Premium (before withdrawal):                               $ 100,000.00
(C) Total Excess-of-Earnings Withdrawals:                               $   5,000.00
(D) In-Force Premium (after withdrawal):         (D) = (B) - (C)        $  95,000.00
(E) In-Force Earnings:                           (E) = (A) - (D)        $  19,000.00
(F) Cap:                                         (F) = 100% X (D)       $  95,000.00
(G) Enhanced Earnings Death Benefit Plus*:  (G) = MIN [50% X (E); (F)]  $   9,500.00

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).

Example 3:

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                               $ 130,000.00
(2) Contract Value on Rider Date:                                                 $ 110,000.00
(3) Prior Excess-of-Earnings Withdrawals:                                         $       0.00
(4) In-Force Premium:                                                             $ 110,000.00
(5) In-Force Earnings:                                (5) = (1) - (4)             $  20,000.00
(6) Withdrawal Amount:                                                            $  50,000.00
(7) Excess-of Earnings Withdrawal:         (7) = (6) -(5) and cannot be negative  $  30,000.00
(8) Total Excess-of-Earnings Withdrawals:             (8) = (3) + (7)             $  30,000.00

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:                                                                        $ 140,000.00
(B) In-Force Premium (before withdrawal and purchase payment):                             $ 110,000.00
(C) Total Excess-of-Earnings Withdrawals:                                                  $  30,000.00
(D) Additional Purchase Payment:                                                           $  40,000.00
(E) In-Force Premium (after withdrawal and purchase payment):                              $ 120,000.00
(F) In-Force Earnings:                                              (F) = (A) - (E)        $  20,000.00
(G) Cap:                                                            (G) = 50% X (E)        $  60,000.00
(H) Enhanced Earnings Death Benefit Plus*:                     (H) = MIN [25% X (F); (G)]  $   5,000.00

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).

                                   APPENDIX B


 Appendix B presents the Accumulation Unit Value and number of Accumulation Units outstanding for each Variable Sub-Account since the Contracts were first offered. This Appendix includes Accumulation Unit Values representing the highest and lowest available Contract charge combinations. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of charges. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

 Contracts were first offered on June 5, 2000.

 Contracts with the Death Benefit Combination Option, with the Income Benefit Combination Option 2, with the Performance Death Benefit Option and with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000.

 Contracts with the Enhanced Earnings Death Benefit Plus Option and with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on May 1, 2001.

 Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002.

 All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Invesco Van Kampen V.I. American Franchise Fund - Series II Sub-Account which commenced operations on May 17, 2001, and the UIF U.S. Mid Cap Growth, Class I Sub-Account, Invesco Van Kampen V.I. Comstock Fund - Series II Sub-Account, and Putnam VT Small Cap Value - Class IB Sub-Account which commenced operations on May 1, 2002. The Invesco V.I. Mid Cap Core Equity Fund - Series I Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account and FTVIP Templeton Foreign Securities - Class 2 Sub-Account were first offered on May 1, 2004, the Invesco V.I. Core Equity - Series I Sub-Account was first offered as of May 1, 2006 and the Invesco Van Kampen V.I. Equity and Income Fund - Series II Sub-Account and the Invesco V.I. Global Core Equity Fund - Series II which were first offered under the Contracts on April 29, 2011. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00.


 The names of the following Sub-Accounts changed since December 31, 2014. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2014:



  Sub-Account Name as of December 31,
                 2014
  (as appears in the following tables
     of Accumulation Unit Values)       Sub-Account Name on/about May 1, 2015
 -----------------------------------------------------------------------------
 AllianceBernstein VPS Growth & Income  AB VPS Growth & Income
  Portfolio - Class B                    Portfolio - Class B
 AllianceBernstein VPS Growth           AB VPS Growth Portfolio - Class B
  Portfolio - Class B
 AllianceBernstein VPS Large Cap        AB VPS Large Cap Growth
  Growth Portfolio - Class B            Portfolio - Class B
 UIF Global Tactical Asset Allocation,  UIF Global Strategist Portfolio -
  Class I                                Class I
 UIF Global Tactical Asset Allocation,  UIF Global Strategist Portfolio -
  Class II                               Class II
 -----------------------------------------------------------------------------

                 MORGAN STANLEY VARIABLE ANNUITY 3 - PROSPECTUS

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

                                 Base Contract

                           Mortality & Expense = 1.25



                                                                                                                 Number of
                                                                For the Year    Accumulation     Accumulation      Units
                                                                   Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                                    December 31  Beginning of Period End of Period End of Period
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
                                                                    2005           $11.106          $11.461       704,582
                                                                    2006           $11.461          $13.228       574,562
                                                                    2007           $13.228          $13.684       411,598
                                                                    2008           $13.684           $8.006       317,530
                                                                    2009            $8.006           $9.506       264,401
                                                                    2010            $9.506          $10.579       224,436
                                                                    2011           $10.579          $11.071       159,339
                                                                    2012           $11.071          $12.806       139,720
                                                                    2013           $12.806          $17.005       106,651
                                                                    2014           $17.005          $18.336        79,017
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
                                                                    2005            $6.404           $7.053       225,528
                                                                    2006            $7.053           $6.873       170,381
                                                                    2007            $6.873           $7.639       107,566
                                                                    2008            $7.639           $4.326        82,660
                                                                    2009            $4.326           $5.671        70,907
                                                                    2010            $5.671           $6.423        54,607
                                                                    2011            $6.423           $6.398        47,956
                                                                    2012            $6.398           $7.169        42,875
                                                                    2013            $7.169           $9.458        35,778
                                                                    2014            $9.458          $10.541        22,037
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
                                                                    2005            $5.771           $6.539       260,704
                                                                    2006            $6.539           $6.410       268,191
                                                                    2007            $6.410           $7.185       175,058
                                                                    2008            $7.185           $4.266       144,019
                                                                    2009            $4.266           $5.770        98,942
                                                                    2010            $5.770           $6.252        77,813
                                                                    2011            $6.252           $5.967        56,729
                                                                    2012            $5.967           $6.836        49,607
                                                                    2013            $6.836           $9.239        34,403
                                                                    2014            $9.239          $10.377        36,858
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income VIP Fund - Class 2
formerly, FTVIP Franklin High Income Securities Fund - Class 2
                                                                    2005           $10.713          $10.920        12,375
                                                                    2006           $10.920          $11.782         8,082
                                                                    2007           $11.782          $11.939         7,802
                                                                    2008           $11.939           $9.025         8,635
                                                                    2009            $9.025          $12.706        14,234
                                                                    2010           $12.706          $14.198         8,802
                                                                    2011           $14.198          $14.647         8,194
                                                                    2012           $14.647          $16.699         8,462
                                                                    2013           $16.699          $17.764         6,647
                                                                    2014           $17.764          $17.522         6,262

                                                                                                              Number of
                                                             For the Year    Accumulation     Accumulation      Units
                                                                Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                                 December 31  Beginning of Period End of Period End of Period
--------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income VIP Fund - Class 2
formerly, FTVIP Franklin Income Securities Fund - Class 2
                                                                 2005           $11.259          $11.286        72,954
                                                                 2006           $11.286          $13.166       138,166
                                                                 2007           $13.166          $13.477       136,424
                                                                 2008           $13.477           $9.353       118,802
                                                                 2009            $9.353          $12.512       109,928
                                                                 2010           $12.512          $13.909       100,363
                                                                 2011           $13.909          $14.050        80,087
                                                                 2012           $14.050          $15.615        71,124
                                                                 2013           $15.615          $17.553        59,429
                                                                 2014           $17.553          $18.117        50,142
--------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Mutual Shares VIP Fund - Class 2
formerly, FTVIP Mutual Shares Securities Fund - Class 2
                                                                 2005           $10.970          $11.965        38,802
                                                                 2006           $11.965          $13.975        71,535
                                                                 2007           $13.975          $14.266        73,763
                                                                 2008           $14.266           $8.852        57,637
                                                                 2009            $8.852          $11.008        46,905
                                                                 2010           $11.008          $12.076        27,474
                                                                 2011           $12.076          $11.790        23,318
                                                                 2012           $11.790          $13.288        20,079
                                                                 2013           $13.288          $16.815        10,615
                                                                 2014           $16.815          $17.772         9,311
--------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign VIP Fund - Class 2
formerly, FTVIP Templeton Foreign Securities Fund - Class 2
                                                                 2005           $11.538          $12.541        53,868
                                                                 2006           $12.541          $15.027        63,797
                                                                 2007           $15.027          $17.116        68,905
                                                                 2008           $17.116          $10.068        46,145
                                                                 2009           $10.068          $13.612        31,224
                                                                 2010           $13.612          $14.559        28,205
                                                                 2011           $14.559          $12.836        22,483
                                                                 2012           $12.836          $14.973        21,151
                                                                 2013           $14.973          $18.165        17,137
                                                                 2014           $18.165          $15.926        12,236
--------------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series I
                                                                 2005            $4.855           $5.170       214,331
                                                                 2006            $5.170           $5.246       181,710
                                                                 2007            $5.246           $6.054       135,127
                                                                 2008            $6.054           $3.047       114,228
                                                                 2009            $3.047           $4.992        90,954
                                                                 2010            $4.992           $5.902        84,248
                                                                 2011            $5.902           $5.463        68,351
                                                                 2012            $5.463           $6.130       112,119
                                                                 2013            $6.130           $8.475       110,367
                                                                 2014            $8.475           $9.067        92,080

                                                                                                    Number of
                                                   For the Year    Accumulation     Accumulation      Units
                                                      Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                       December 31  Beginning of Period End of Period End of Period
----------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series II
                                                       2005            $7.111           $7.551       184,695
                                                       2006            $7.551           $7.646       164,496
                                                       2007            $7.646           $8.798       117,771
                                                       2008            $8.798           $4.417        85,726
                                                       2009            $4.417           $7.218        64,325
                                                       2010            $7.218           $8.515        49,224
                                                       2011            $8.515           $7.864        32,865
                                                       2012            $7.864           $8.798        22,641
                                                       2013            $8.798          $12.134        22,340
                                                       2014           $12.134          $12.949        21,609
----------------------------------------------------------------------------------------------------------------
Invesco V.I. American Value Fund - Series I
                                                       2005           $10.957          $12.141       463,148
                                                       2006           $12.141          $14.458       389,524
                                                       2007           $14.458          $15.382       271,927
                                                       2008           $15.382           $8.910       187,046
                                                       2009            $8.910          $12.236       137,737
                                                       2010           $12.236          $14.757       111,866
                                                       2011           $14.757          $14.694        93,769
                                                       2012           $14.694          $17.006        69,078
                                                       2013           $17.006          $22.527        60,821
                                                       2014           $22.527          $24.392        50,957
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund - Series I
                                                       2005            $6.290           $6.754       215,906
                                                       2006            $6.754           $7.084       255,483
                                                       2007            $7.084           $7.828       274,469
                                                       2008            $7.828           $4.441       214,667
                                                       2009            $4.441           $5.305       109,313
                                                       2010            $5.305           $6.045        96,853
                                                       2011            $6.045           $5.492        59,678
                                                       2012            $5.492           $6.313             0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund - Series II
                                                       2005           $12.038          $12.366       874,617
                                                       2006           $12.366          $14.158       795,608
                                                       2007           $14.158          $13.642       563,059
                                                       2008           $13.642           $8.640       380,976
                                                       2009            $8.640          $10.946       268,137
                                                       2010           $10.946          $12.494       209,230
                                                       2011           $12.494          $12.067       164,769
                                                       2012           $12.067          $14.158       121,343
                                                       2013           $14.158          $18.948        82,669
                                                       2014           $18.948          $20.395        70,660
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series I
                                                       2006           $10.000          $10.818       314,621
                                                       2007           $10.818          $11.538       222,562
                                                       2008           $11.538           $7.952       125,960
                                                       2009            $7.952          $10.065       103,919
                                                       2010           $10.065          $10.879        79,727
                                                       2011           $10.879          $10.727        55,742
                                                       2012           $10.727          $12.052        51,553
                                                       2013           $12.052          $15.368        48,275
                                                       2014           $15.368          $16.397        36,829

                                                                                                       Number of
                                                      For the Year    Accumulation     Accumulation      Units
                                                         Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                          December 31  Beginning of Period End of Period End of Period
-------------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund - Series II
                                                          2005           $10.800          $11.226       811,829
                                                          2006           $11.226          $12.276       688,174
                                                          2007           $12.276          $12.582       528,128
                                                          2008           $12.582           $7.888       355,823
                                                          2009            $7.888           $9.645       299,197
                                                          2010            $9.645          $10.486       252,202
                                                          2011           $10.486          $10.339       193,421
                                                          2012           $10.339          $12.074       164,211
                                                          2013           $12.074          $15.577       138,023
                                                          2014           $15.577          $17.295       117,334
-------------------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund - Series II
                                                          2011           $10.000          $13.753        26,465
                                                          2012           $13.753          $15.249        25,494
                                                          2013           $15.249          $18.789        18,087
                                                          2014           $18.789          $20.162        12,312
-------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Core Equity Fund - Series II
                                                          2011           $10.000           $9.880        85,343
                                                          2012            $9.880          $11.055        76,520
                                                          2013           $11.055          $13.333        63,615
                                                          2014           $13.333          $13.218        54,003
-------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Dividend Growth Fund - Series II
                                                          2005           $11.595          $12.146       253,561
                                                          2006           $12.146          $14.572       264,127
                                                          2007           $14.572          $15.349       192,603
                                                          2008           $15.349           $8.921       127,411
                                                          2009            $8.921          $10.220       115,611
                                                          2010           $10.220          $11.281       101,390
                                                          2011           $11.281          $12.173             0
-------------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Fund - Series II
                                                          2013           $10.000           $8.965        29,781
                                                          2014            $8.965           $8.985        19,854
-------------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Securities Fund - Series II
                                                          2005            $5.623           $5.654       239,792
                                                          2006            $5.654           $6.081       169,994
                                                          2007            $6.081           $6.233       125,010
                                                          2008            $6.233           $4.723        69,806
                                                          2009            $4.723           $6.723        62,495
                                                          2010            $6.723           $7.293        65,214
                                                          2011            $7.293           $7.314        42,422
                                                          2012            $7.314           $8.551        42,853
                                                          2013            $8.551           $8.824             0
-------------------------------------------------------------------------------------------------------------------
Invesco V.I. Income Builder Fund - Series II
                                                          2005           $11.915          $12.544       198,756
                                                          2006           $12.544          $14.104       180,290
                                                          2007           $14.104          $14.312       132,123
                                                          2008           $14.312          $10.386        70,981
                                                          2009           $10.386          $12.798        64,353
                                                          2010           $12.798          $14.160        49,211
                                                          2011           $14.160          $15.075             0

                                                                                                                 Number of
                                                                For the Year    Accumulation     Accumulation      Units
                                                                   Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                                    December 31  Beginning of Period End of Period End of Period
-----------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series I
                                                                    2005           $10.838          $11.508         14,794
                                                                    2006           $11.508          $12.630         16,695
                                                                    2007           $12.630          $13.650         12,652
                                                                    2008           $13.650           $9.626         11,423
                                                                    2009            $9.626          $12.366         17,753
                                                                    2010           $12.366          $13.922         13,870
                                                                    2011           $13.922          $12.860         13,083
                                                                    2012           $12.860          $14.077         12,132
                                                                    2013           $14.077          $17.890          8,109
                                                                    2014           $17.890          $18.433          3,188
-----------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series II
                                                                    2005           $11.148          $12.221         34,063
                                                                    2006           $12.221          $12.651         35,502
                                                                    2007           $12.651          $14.677         30,778
                                                                    2008           $14.677           $7.698         18,419
                                                                    2009            $7.698          $11.877         24,982
                                                                    2010           $11.877          $14.914         22,703
                                                                    2011           $14.914          $13.337         21,016
                                                                    2012           $13.337          $14.687          8,749
                                                                    2013           $14.687          $19.794          1,896
                                                                    2014           $19.794          $21.031          1,808
-----------------------------------------------------------------------------------------------------------------------------
Invesco V.I. S&P 500 Index Fund - Series II
                                                                    2005            $8.075           $8.321      1,419,666
                                                                    2006            $8.321           $9.458      1,199,301
                                                                    2007            $9.458           $9.798        858,655
                                                                    2008            $9.798           $6.064        665,953
                                                                    2009            $6.064           $7.542        571,312
                                                                    2010            $7.542           $8.526        265,187
                                                                    2011            $8.526           $8.541        229,880
                                                                    2012            $8.541           $9.733        198,308
                                                                    2013            $9.733          $12.633        165,437
                                                                    2014           $12.633          $14.078        137,958
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
                                                                    2005            $7.700           $8.687        355,076
                                                                    2006            $8.687          $10.288        290,239
                                                                    2007           $10.288          $12.183        213,254
                                                                    2008           $12.183           $8.000        155,752
                                                                    2009            $8.000           $9.379        141,765
                                                                    2010            $9.379           $9.877        126,178
                                                                    2011            $9.877          $11.286         98,628
                                                                    2012           $11.286          $13.188         80,071
                                                                    2013           $13.188          $15.294         60,088
                                                                    2014           $15.294          $16.187              0
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
                                                                    2005            $7.144           $8.650        227,739
                                                                    2006            $8.650           $9.186        204,772
                                                                    2007            $9.186          $10.819        162,276
                                                                    2008           $10.819           $5.444        107,805
                                                                    2009            $5.444           $9.080         87,543
                                                                    2010            $9.080          $11.263         68,395
                                                                    2011           $11.263          $10.268         52,218
                                                                    2012           $10.268          $11.307         49,946
                                                                    2013           $11.307          $12.007              0

                                                                                                          Number of
                                                         For the Year    Accumulation     Accumulation      Units
                                                            Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                             December 31  Beginning of Period End of Period End of Period
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class Y
                                                             2005            $8.118           $8.679        234,229
                                                             2006            $8.679          $11.121        211,820
                                                             2007           $11.121          $12.655        135,423
                                                             2008           $12.655           $7.136        105,002
                                                             2009            $7.136           $8.970         81,962
                                                             2010            $8.970           $9.466         68,512
                                                             2011            $9.466           $8.419         59,218
                                                             2012            $8.419           $9.814         54,042
                                                             2013            $9.814          $12.316         49,094
                                                             2014           $12.316          $11.013         42,261
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class Y
                                                             2005            $7.074           $7.429         81,526
                                                             2006            $7.429           $8.675         73,406
                                                             2007            $8.675           $9.986         69,193
                                                             2008            $9.986           $5.521         51,624
                                                             2009            $5.521           $5.278              0
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class Y
                                                             2005           $13.309          $13.535      1,005,575
                                                             2006           $13.535          $14.067        811,450
                                                             2007           $14.067          $14.672        699,813
                                                             2008           $14.672          $13.157        552,949
                                                             2009           $13.157          $15.874        488,036
                                                             2010           $15.874          $17.073        382,535
                                                             2011           $17.073          $17.638        300,800
                                                             2012           $17.638          $19.806        267,636
                                                             2013           $19.806          $19.699        222,341
                                                             2014           $19.699          $20.873        161,691
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class Y
                                                             2005           $11.132          $11.149        573,784
                                                             2006           $11.149          $11.443        498,856
                                                             2007           $11.443          $11.605        363,337
                                                             2008           $11.605           $9.707        216,564
                                                             2009            $9.707          $10.109        182,224
                                                             2010           $10.109          $10.195        149,432
                                                             2011           $10.195          $10.305        134,011
                                                             2012           $10.305          $10.477        112,203
                                                             2013           $10.477          $10.346         72,599
                                                             2014           $10.346          $10.293         65,875
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class Y
                                                             2005           $10.291          $10.410        520,195
                                                             2006           $10.410          $10.718        473,348
                                                             2007           $10.718          $11.067        389,279
                                                             2008           $11.067          $11.158        379,606
                                                             2009           $11.158          $11.010        312,423
                                                             2010           $11.010          $10.864        247,160
                                                             2011           $10.864          $10.720        262,481
                                                             2012           $10.720          $10.577        210,691
                                                             2013           $10.577          $10.436        194,795
                                                             2014           $10.436          $10.297        166,394

                                                                                                          Number of
                                                         For the Year    Accumulation     Accumulation      Units
                                                            Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                             December 31  Beginning of Period End of Period End of Period
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
                                                             2005            $7.025           $8.172      1,050,552
                                                             2006            $8.172           $8.379        827,076
                                                             2007            $8.379           $9.856        654,237
                                                             2008            $9.856           $5.081        419,421
                                                             2009            $5.081           $8.564        326,439
                                                             2010            $8.564          $10.767        257,237
                                                             2011           $10.767           $9.883        207,506
                                                             2012            $9.883          $10.929        174,531
                                                             2013           $10.929          $16.214        180,165
                                                             2014           $16.214          $16.867        169,420
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class Y
                                                             2005           $10.494          $11.188        610,562
                                                             2006           $11.188          $12.667        483,042
                                                             2007           $12.667          $13.542        344,448
                                                             2008           $13.542          $10.127        262,329
                                                             2009           $10.127          $11.933        246,537
                                                             2010           $11.933          $12.539        218,174
                                                             2011           $12.539          $11.365        170,369
                                                             2012           $11.365          $11.961        141,464
                                                             2013           $11.961          $12.742              0
----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
                                                             2005           $10.741          $11.152        285,586
                                                             2006           $11.152          $12.753        206,667
                                                             2007           $12.753          $11.822        155,345
                                                             2008           $11.822           $7.150        120,078
                                                             2009            $7.150           $9.157         88,313
                                                             2010            $9.157          $10.333         75,838
                                                             2011           $10.333           $9.721         54,047
                                                             2012            $9.721          $11.426         55,688
                                                             2013           $11.426          $15.295         37,967
                                                             2014           $15.295          $16.709         30,177
----------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
                                                             2005            $8.337           $9.229        440,036
                                                             2006            $9.229          $11.629        444,760
                                                             2007           $11.629          $12.432        258,927
                                                             2008           $12.432           $6.875        204,944
                                                             2009            $6.875           $8.453        166,075
                                                             2010            $8.453           $9.176        121,359
                                                             2011            $9.176           $7.520         82,167
                                                             2012            $7.520           $9.045         72,306
                                                             2013            $9.045          $11.429         53,337
                                                             2014           $11.429          $10.511         47,873
----------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
                                                             2005           $13.435          $14.188        253,085
                                                             2006           $14.188          $16.419        216,399
                                                             2007           $16.419          $14.137        112,304
                                                             2008           $14.137           $8.457         81,294
                                                             2009            $8.457          $10.975         51,223
                                                             2010           $10.975          $13.642         38,299
                                                             2011           $13.642          $12.823         30,671
                                                             2012           $12.823          $14.863         24,485
                                                             2013           $14.863          $20.471          8,972
                                                             2014           $20.471          $20.890          7,823

                                                                                                           Number of
                                                          For the Year    Accumulation     Accumulation      Units
                                                             Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                              December 31  Beginning of Period End of Period End of Period
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
                                                              2005            $5.751           $5.997       286,756
                                                              2006            $5.997           $6.238       220,007
                                                              2007            $6.238           $6.494       174,855
                                                              2008            $6.494           $4.034       142,717
                                                              2009            $4.034           $6.523       116,435
                                                              2010            $6.523           $7.774        94,118
                                                              2011            $7.774           $6.301        65,484
                                                              2012            $6.301           $7.101        57,697
                                                              2013            $7.101          $10.069        44,011
                                                              2014           $10.069          $10.900        39,010
-----------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                              2005            $9.497          $12.542       110,994
                                                              2006           $12.542          $16.971        90,909
                                                              2007           $16.971          $23.514        63,180
                                                              2008           $23.514          $10.062        47,253
                                                              2009           $10.062          $16.861        36,755
                                                              2010           $16.861          $19.800        39,507
                                                              2011           $19.800          $15.976        24,517
                                                              2012           $15.976          $18.906        21,955
                                                              2013           $18.906          $18.461        16,973
                                                              2014           $18.461          $17.396        15,685
-----------------------------------------------------------------------------------------------------------------------
UIF Global Infrastructure - Class II
                                                              2014           $10.000          $17.394        48,482
-----------------------------------------------------------------------------------------------------------------------
UIF Global Tactical Asset Allocation Portfolio, Class I
                                                              2005            $8.613           $9.439       128,034
                                                              2006            $9.439          $11.653       126,493
                                                              2007           $11.653          $13.173       107,935
                                                              2008           $13.173           $7.197        73,228
                                                              2009            $7.197           $9.410        58,230
                                                              2010            $9.410           $9.811        38,066
                                                              2011            $9.811           $9.324        27,994
                                                              2012            $9.324          $10.472        29,411
                                                              2013           $10.472          $11.979        28,686
                                                              2014           $11.979          $12.073        18,328
-----------------------------------------------------------------------------------------------------------------------
UIF Global Tactical Asset Allocation Portfolio, Class II
                                                              2013           $10.000          $13.914       115,207
                                                              2014           $13.914          $14.002        84,660
-----------------------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class I
                                                              2005            $6.510           $7.432       152,389
                                                              2006            $7.432           $7.634       180,242
                                                              2007            $7.634           $9.181       145,613
                                                              2008            $9.181           $4.602        82,608
                                                              2009            $4.602           $7.517        63,529
                                                              2010            $7.517           $9.112        49,766
                                                              2011            $9.112           $8.739        41,531
                                                              2012            $8.739           $9.861        33,206
                                                              2013            $9.861          $14.405        24,170
                                                              2014           $14.405          $15.116        20,277

                                                                                          Number of
                                         For the Year    Accumulation     Accumulation      Units
                                            Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                             December 31  Beginning of Period End of Period End of Period
------------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class I
                                             2005           $12.292          $14.258        75,045
                                             2006           $14.258          $15.373        84,049
                                             2007           $15.373          $18.603        54,578
                                             2008           $18.603           $9.770        32,323
                                             2009            $9.770          $15.197        24,694
                                             2010           $15.197          $19.838        14,118
                                             2011           $19.838          $18.179        10,515
                                             2012           $18.179          $19.493        11,230
                                             2013           $19.493          $26.441         7,995
                                             2014           $26.441          $26.600         9,012
------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                             2005           $22.274          $25.724       121,936
                                             2006           $25.724          $35.036       105,373
                                             2007           $35.036          $28.663        76,408
                                             2008           $28.663          $17.562        49,233
                                             2009           $17.562          $22.239        42,744
                                             2010           $22.239          $28.515        31,977
                                             2011           $28.515          $29.799        19,820
                                             2012           $29.799          $34.054        13,731
                                             2013           $34.054          $34.287         9,329
                                             2014           $34.287          $43.882         7,475



 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

                 MORGAN STANLEY VARIABLE ANNUITY 3 - PROSPECTUS

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

    With The Enhanced Earnings Death Benefit Plus Option {Age 66-75} and the
                            Income and Death Benefit
                              Combination Option 2

                           Mortality & Expense = 2.1



                                                                                                                 Number of
                                                                For the Year    Accumulation     Accumulation      Units
                                                                   Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                                    December 31  Beginning of Period End of Period End of Period
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
                                                                    2005           $10.153          $10.389       128,916
                                                                    2006           $10.389          $11.890       109,590
                                                                    2007           $11.890          $12.195        88,398
                                                                    2008           $12.195           $7.075        81,158
                                                                    2009            $7.075           $8.329        63,365
                                                                    2010            $8.329           $9.191        54,066
                                                                    2011            $9.191           $9.537        44,883
                                                                    2012            $9.537          $10.938        39,871
                                                                    2013           $10.938          $14.402        35,053
                                                                    2014           $14.402          $15.397        31,843
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
                                                                    2005            $9.429          $10.297        31,006
                                                                    2006           $10.297           $9.949        23,602
                                                                    2007            $9.949          $10.963        20,580
                                                                    2008           $10.963           $6.156        17,318
                                                                    2009            $6.156           $8.001        19,032
                                                                    2010            $8.001           $8.986        13,879
                                                                    2011            $8.986           $8.876        11,281
                                                                    2012            $8.876           $9.861         9,690
                                                                    2013            $9.861          $12.900        11,062
                                                                    2014           $12.900          $14.255         7,202
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
                                                                    2005            $8.037           $9.030        26,842
                                                                    2006            $9.030           $8.777        25,192
                                                                    2007            $8.777           $9.754        19,456
                                                                    2008            $9.754           $5.742        18,596
                                                                    2009            $5.742           $7.701        18,418
                                                                    2010            $7.701           $8.274        12,920
                                                                    2011            $8.274           $7.830        12,021
                                                                    2012            $7.830           $8.894         9,719
                                                                    2013            $8.894          $11.920         8,913
                                                                    2014           $11.920          $13.274         8,535
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income VIP Fund - Class 2
formerly, FTVIP Franklin High Income Securities Fund - Class 2
                                                                    2005           $10.651          $10.763         6,242
                                                                    2006           $10.763          $11.516           734
                                                                    2007           $11.516          $11.570           694
                                                                    2008           $11.570           $8.672         2,700
                                                                    2009            $8.672          $12.105         3,362
                                                                    2010           $12.105          $13.412         3,267
                                                                    2011           $13.412          $13.719         3,670
                                                                    2012           $13.719          $15.509         3,482
                                                                    2013           $15.509          $16.359         3,347
                                                                    2014           $16.359          $15.999         3,213

                                                                                                              Number of
                                                             For the Year    Accumulation     Accumulation      Units
                                                                Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                                 December 31  Beginning of Period End of Period End of Period
--------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income VIP Fund - Class 2
formerly, FTVIP Franklin Income Securities Fund - Class 2
                                                                 2005           $11.194          $11.124        38,953
                                                                 2006           $11.124          $12.868        39,348
                                                                 2007           $12.868          $13.060        36,169
                                                                 2008           $13.060           $8.986         8,882
                                                                 2009            $8.986          $11.920         9,261
                                                                 2010           $11.920          $13.139         7,859
                                                                 2011           $13.139          $13.160         8,048
                                                                 2012           $13.160          $14.502         6,649
                                                                 2013           $14.502          $16.164         6,509
                                                                 2014           $16.164          $16.542         6,278
--------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Mutual Shares VIP Fund - Class 2
formerly, FTVIP Mutual Shares Securities Fund - Class 2
                                                                 2005           $10.906          $11.794        16,167
                                                                 2006           $11.794          $13.659        23,031
                                                                 2007           $13.659          $13.825        25,553
                                                                 2008           $13.825           $8.505        18,332
                                                                 2009            $8.505          $10.487        18,654
                                                                 2010           $10.487          $11.408        14,890
                                                                 2011           $11.408          $11.044        13,976
                                                                 2012           $11.044          $12.342        13,618
                                                                 2013           $12.342          $15.485        13,375
                                                                 2014           $15.485          $16.227        13,071
--------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign VIP Fund - Class 2
formerly, FTVIP Templeton Foreign Securities Fund - Class 2
                                                                 2005           $11.472          $12.362        17,260
                                                                 2006           $12.362          $14.687        16,838
                                                                 2007           $14.687          $16.586        18,229
                                                                 2008           $16.586           $9.674        13,506
                                                                 2009            $9.674          $12.968        13,032
                                                                 2010           $12.968          $13.753        12,512
                                                                 2011           $13.753          $12.023        12,151
                                                                 2012           $12.023          $13.905        11,787
                                                                 2013           $13.905          $16.728        13,202
                                                                 2014           $16.728          $14.542        13,053
--------------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series I
                                                                 2005            $7.540           $7.962         3,696
                                                                 2006            $7.962           $8.011         3,062
                                                                 2007            $8.011           $9.165         2,234
                                                                 2008            $9.165           $4.573         1,787
                                                                 2009            $4.573           $7.430         4,993
                                                                 2010            $7.430           $8.711         1,477
                                                                 2011            $8.711           $7.995           482
                                                                 2012            $7.995           $8.895         7,455
                                                                 2013            $8.895          $12.194         6,726
                                                                 2014           $12.194          $12.935         5,169

                                                                                                    Number of
                                                   For the Year    Accumulation     Accumulation      Units
                                                      Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                       December 31  Beginning of Period End of Period End of Period
----------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund - Series II
                                                       2005            $7.474           $7.870        48,503
                                                       2006            $7.870           $7.901        47,902
                                                       2007            $7.901           $9.015        38,746
                                                       2008            $9.015           $4.487        31,968
                                                       2009            $4.487           $7.271        21,893
                                                       2010            $7.271           $8.505        21,089
                                                       2011            $8.505           $7.788        15,393
                                                       2012            $7.788           $8.639        13,926
                                                       2013            $8.639          $11.814        12,337
                                                       2014           $11.814          $12.501        11,172
----------------------------------------------------------------------------------------------------------------
Invesco V.I. American Value Fund - Series I
                                                       2005           $10.736          $11.796        84,584
                                                       2006           $11.796          $13.928        66,275
                                                       2007           $13.928          $14.693        57,793
                                                       2008           $14.693           $8.438        49,807
                                                       2009            $8.438          $11.491        39,489
                                                       2010           $11.491          $13.741        36,904
                                                       2011           $13.741          $13.567        34,349
                                                       2012           $13.567          $15.567        29,861
                                                       2013           $15.567          $20.447        28,592
                                                       2014           $20.447          $21.953        26,610
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund - Series I
                                                       2005            $9.002           $9.585        32,142
                                                       2006            $9.585           $9.968        36,864
                                                       2007            $9.968          $10.921        25,815
                                                       2008           $10.921           $6.144        21,564
                                                       2009            $6.144           $7.277        15,961
                                                       2010            $7.277           $8.221        15,110
                                                       2011            $8.221           $7.406        12,883
                                                       2012            $7.406           $8.490             0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund - Series II
                                                       2005           $11.768          $11.986       121,757
                                                       2006           $11.986          $13.608       116,192
                                                       2007           $13.608          $13.000        91,124
                                                       2008           $13.000           $8.164        73,104
                                                       2009            $8.164          $10.255        69,573
                                                       2010           $10.255          $11.607        53,357
                                                       2011           $11.607          $11.115        47,484
                                                       2012           $11.115          $12.930        43,533
                                                       2013           $12.930          $17.159        40,540
                                                       2014           $17.159          $18.313        35,938
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series I
                                                       2006           $10.000          $10.756        40,723
                                                       2007           $10.756          $11.375        25,757
                                                       2008           $11.375           $7.773        25,609
                                                       2009            $7.773           $9.756        22,990
                                                       2010            $9.756          $10.455        19,154
                                                       2011           $10.455          $10.222        17,180
                                                       2012           $10.222          $11.387        15,094
                                                       2013           $11.387          $14.397        14,508
                                                       2014           $14.397          $15.231        13,151

                                                                                                       Number of
                                                      For the Year    Accumulation     Accumulation      Units
                                                         Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                          December 31  Beginning of Period End of Period End of Period
-------------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund - Series II
                                                          2005            $9.804          $10.105       142,402
                                                          2006           $10.105          $10.956       132,871
                                                          2007           $10.956          $11.134       112,405
                                                          2008           $11.134           $6.921        81,169
                                                          2009            $6.921           $8.391        72,003
                                                          2010            $8.391           $9.046        52,907
                                                          2011            $9.046           $8.844        47,402
                                                          2012            $8.844          $10.240        35,952
                                                          2013           $10.240          $13.099        32,137
                                                          2014           $13.099          $14.420        25,482
-------------------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund - Series II
                                                          2011           $10.000          $12.001        10,043
                                                          2012           $12.001          $13.193         6,390
                                                          2013           $13.193          $16.118         5,873
                                                          2014           $16.118          $17.149         3,036
-------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Core Equity Fund - Series II
                                                          2011           $10.000           $9.560        24,346
                                                          2012            $9.560          $10.606        22,119
                                                          2013           $10.606          $12.684        19,808
                                                          2014           $12.684          $12.468        16,314
-------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Dividend Growth Fund - Series II
                                                          2005           $11.907          $12.368        58,205
                                                          2006           $12.368          $14.714        52,241
                                                          2007           $14.714          $15.365        47,585
                                                          2008           $15.365           $8.855        35,478
                                                          2009            $8.855          $10.058        32,531
                                                          2010           $10.058          $11.009        26,563
                                                          2011           $11.009          $11.846             0
-------------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Fund - Series II
                                                          2013           $10.000          $13.760        11,697
                                                          2014           $13.760          $13.674         9,658
-------------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Securities Fund - Series II
                                                          2005            $9.316           $9.289        24,907
                                                          2006            $9.289           $9.906        20,594
                                                          2007            $9.906          $10.067        15,346
                                                          2008           $10.067           $7.564        12,676
                                                          2009            $7.564          $10.675        12,399
                                                          2010           $10.675          $11.482        12,329
                                                          2011           $11.482          $11.419        11,661
                                                          2012           $11.419          $13.237        11,433
                                                          2013           $13.237          $13.622             0
-------------------------------------------------------------------------------------------------------------------
Invesco V.I. Income Builder Fund - Series II
                                                          2005           $11.034          $11.518        38,479
                                                          2006           $11.518          $12.841        32,246
                                                          2007           $12.841          $12.920        23,533
                                                          2008           $12.920           $9.297        16,857
                                                          2009            $9.297          $11.359        15,078
                                                          2010           $11.359          $12.461        10,272
                                                          2011           $12.461          $13.229             0

                                                                                                                 Number of
                                                                For the Year    Accumulation     Accumulation      Units
                                                                   Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                                    December 31  Beginning of Period End of Period End of Period
-----------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund - Series I
                                                                    2005           $10.776          $11.345            49
                                                                    2006           $11.345          $12.347           511
                                                                    2007           $12.347          $13.230         2,971
                                                                    2008           $13.230           $9.251         4,497
                                                                    2009            $9.251          $11.784         2,759
                                                                    2010           $11.784          $13.154         2,001
                                                                    2011           $13.154          $12.048         1,868
                                                                    2012           $12.048          $13.076         1,772
                                                                    2013           $13.076          $16.477         1,679
                                                                    2014           $16.477          $16.834         1,562
-----------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund - Series II
                                                                    2005           $11.084          $12.048         9,733
                                                                    2006           $12.048          $12.366         9,940
                                                                    2007           $12.366          $14.225         9,234
                                                                    2008           $14.225           $7.398         2,316
                                                                    2009            $7.398          $11.316         2,810
                                                                    2010           $11.316          $14.090         1,483
                                                                    2011           $14.090          $12.493         1,441
                                                                    2012           $12.493          $13.642           886
                                                                    2013           $13.642          $18.230           885
                                                                    2014           $18.230          $19.205           885
-----------------------------------------------------------------------------------------------------------------------------
Invesco V.I. S&P 500 Index Fund - Series II
                                                                    2005            $9.591           $9.799       120,601
                                                                    2006            $9.799          $11.045       100,807
                                                                    2007           $11.045          $11.344        82,340
                                                                    2008           $11.344           $6.961        70,217
                                                                    2009            $6.961           $8.584        61,559
                                                                    2010            $8.584           $9.623        55,944
                                                                    2011            $9.623           $9.558        53,180
                                                                    2012            $9.558          $10.800        42,787
                                                                    2013           $10.800          $13.899        36,156
                                                                    2014           $13.899          $15.358        31,612
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
                                                                    2005            $8.406           $9.403        36,244
                                                                    2006            $9.403          $11.042        31,667
                                                                    2007           $11.042          $12.965        29,383
                                                                    2008           $12.965           $8.441        17,297
                                                                    2009            $8.441           $9.812        14,626
                                                                    2010            $9.812          $10.246        13,273
                                                                    2011           $10.246          $11.609        10,810
                                                                    2012           $11.609          $13.450         9,879
                                                                    2013           $13.450          $15.465         8,202
                                                                    2014           $15.465          $16.325             0
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
                                                                    2005            $9.356          $11.234        19,146
                                                                    2006           $11.234          $11.829        18,704
                                                                    2007           $11.829          $13.814        16,082
                                                                    2008           $13.814           $6.891        11,969
                                                                    2009            $6.891          $11.397        10,580
                                                                    2010           $11.397          $14.018        11,288
                                                                    2011           $14.018          $12.672         9,520
                                                                    2012           $12.672          $13.835         7,857
                                                                    2013           $13.835          $14.652             0

                                                                                                          Number of
                                                         For the Year    Accumulation     Accumulation      Units
                                                            Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                             December 31  Beginning of Period End of Period End of Period
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class Y
                                                             2005           $10.130          $10.739        42,930
                                                             2006           $10.739          $13.644        41,036
                                                             2007           $13.644          $15.394        22,836
                                                             2008           $15.394           $8.607        19,192
                                                             2009            $8.607          $10.727        15,944
                                                             2010           $10.727          $11.224        15,644
                                                             2011           $11.224           $9.898        11,212
                                                             2012            $9.898          $11.441        10,866
                                                             2013           $11.441          $14.237         8,343
                                                             2014           $14.237          $12.622         7,703
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class Y
                                                             2005            $9.723          $10.125         4,844
                                                             2006           $10.125          $11.723         4,835
                                                             2007           $11.723          $13.379         3,074
                                                             2008           $13.379           $7.334         2,581
                                                             2009            $7.334           $6.993             0
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class Y
                                                             2005           $11.627          $11.724        78,497
                                                             2006           $11.724          $12.082        80,658
                                                             2007           $12.082          $12.495        91,664
                                                             2008           $12.495          $11.109        43,056
                                                             2009           $11.109          $13.291        32,551
                                                             2010           $13.291          $14.173        23,350
                                                             2011           $14.173          $14.519        21,978
                                                             2012           $14.519          $16.166        18,826
                                                             2013           $16.166          $15.942        17,893
                                                             2014           $15.942          $16.749        17,836
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class Y
                                                             2005           $10.274          $10.203        59,571
                                                             2006           $10.203          $10.383        56,300
                                                             2007           $10.383          $10.441        45,662
                                                             2008           $10.441           $8.659        35,293
                                                             2009            $8.659           $8.941        28,093
                                                             2010            $8.941           $8.941        28,287
                                                             2011            $8.941           $8.961        26,580
                                                             2012            $8.961           $9.033        25,713
                                                             2013            $9.033           $8.845        23,691
                                                             2014            $8.845           $8.725        22,009
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class Y
                                                             2005            $9.582           $9.612        39,922
                                                             2006            $9.612           $9.813        43,346
                                                             2007            $9.813          $10.046        75,997
                                                             2008           $10.046          $10.043       111,558
                                                             2009           $10.043           $9.826        40,101
                                                             2010            $9.826           $9.613        28,073
                                                             2011            $9.613           $9.405        26,695
                                                             2012            $9.405           $9.201        15,634
                                                             2013            $9.201           $9.002        14,679
                                                             2014            $9.002           $8.807        15,623

                                                                                                          Number of
                                                         For the Year    Accumulation     Accumulation      Units
                                                            Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                             December 31  Beginning of Period End of Period End of Period
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
                                                             2005            $9.181          $10.589       128,743
                                                             2006           $10.589          $10.765       117,118
                                                             2007           $10.765          $12.556        80,969
                                                             2008           $12.556           $6.417        63,633
                                                             2009            $6.417          $10.726        57,340
                                                             2010           $10.726          $13.371        50,551
                                                             2011           $13.371          $12.169        35,880
                                                             2012           $12.169          $13.343        27,882
                                                             2013           $13.343          $19.628        31,972
                                                             2014           $19.628          $20.247        27,602
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class Y
                                                             2005           $11.085          $11.718        70,690
                                                             2006           $11.718          $13.155        63,990
                                                             2007           $13.155          $13.945        58,218
                                                             2008           $13.945          $10.340        58,894
                                                             2009           $10.340          $12.081        47,756
                                                             2010           $12.081          $12.586        42,585
                                                             2011           $12.586          $11.312        36,407
                                                             2012           $11.312          $11.804        34,302
                                                             2013           $11.804          $12.541             0
----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
                                                             2005           $10.116          $10.414        34,460
                                                             2006           $10.414          $11.809        31,512
                                                             2007           $11.809          $10.853        26,909
                                                             2008           $10.853           $6.508        23,241
                                                             2009            $6.508           $8.264        21,314
                                                             2010            $8.264           $9.247        15,022
                                                             2011            $9.247           $8.626        13,854
                                                             2012            $8.626          $10.053         9,945
                                                             2013           $10.053          $13.343         9,242
                                                             2014           $13.343          $14.453         6,257
----------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
                                                             2005           $10.531          $11.560        41,656
                                                             2006           $11.560          $14.443        38,366
                                                             2007           $14.443          $15.310        31,740
                                                             2008           $15.310           $8.394        27,801
                                                             2009            $8.394          $10.234        19,983
                                                             2010           $10.234          $11.015        18,959
                                                             2011           $11.015           $8.951        13,750
                                                             2012            $8.951          $10.674         9,312
                                                             2013           $10.674          $13.373         9,085
                                                             2014           $13.373          $12.196         8,819
----------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
                                                             2005           $13.134          $13.752        35,746
                                                             2006           $13.752          $15.781        29,283
                                                             2007           $15.781          $13.472        23,113
                                                             2008           $13.472           $7.991        14,118
                                                             2009            $7.991          $10.282        12,858
                                                             2010           $10.282          $12.672        12,288
                                                             2011           $12.672          $11.811        13,888
                                                             2012           $11.811          $13.574        11,238
                                                             2013           $13.574          $18.538        11,343
                                                             2014           $18.538          $18.757         8,648

                                                                                                           Number of
                                                          For the Year    Accumulation     Accumulation      Units
                                                             Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                                              December 31  Beginning of Period End of Period End of Period
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
                                                              2005            $8.199           $8.478        34,095
                                                              2006            $8.478           $8.745        32,627
                                                              2007            $8.745           $9.026        28,466
                                                              2008            $9.026           $5.559        23,573
                                                              2009            $5.559           $8.913        14,664
                                                              2010            $8.913          $10.533        12,431
                                                              2011           $10.533           $8.465        20,209
                                                              2012            $8.465           $9.459         8,609
                                                              2013            $9.459          $13.299         8,424
                                                              2014           $13.299          $14.274         5,546
-----------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I
                                                              2005           $15.299          $20.035        11,855
                                                              2006           $20.035          $26.880         9,024
                                                              2007           $26.880          $36.928         7,939
                                                              2008           $36.928          $15.668         6,887
                                                              2009           $15.668          $26.033         6,676
                                                              2010           $26.033          $30.312         6,180
                                                              2011           $30.312          $24.251         4,913
                                                              2012           $24.251          $28.455         4,753
                                                              2013           $28.455          $27.551         4,784
                                                              2014           $27.551          $25.741         4,695
-----------------------------------------------------------------------------------------------------------------------
UIF Global Infrastructure - Class II
                                                              2014           $10.000          $17.441         5,152
-----------------------------------------------------------------------------------------------------------------------
UIF Global Tactical Asset Allocation Portfolio, Class I
                                                              2005           $10.564          $11.479         7,505
                                                              2006           $11.479          $14.052         8,894
                                                              2007           $14.052          $15.750         5,224
                                                              2008           $15.750           $8.531         4,084
                                                              2009            $8.531          $11.060         3,994
                                                              2010           $11.060          $11.435         3,049
                                                              2011           $11.435          $10.775         2,684
                                                              2012           $10.775          $11.999         1,858
                                                              2013           $11.999          $13.610         1,842
                                                              2014           $13.610          $13.601         1,835
-----------------------------------------------------------------------------------------------------------------------
UIF Global Tactical Asset Allocation Portfolio, Class II
                                                              2013           $10.000          $13.615        30,487
                                                              2014           $13.615          $13.585        27,348
-----------------------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class I
                                                              2005            $8.732           $9.884        20,721
                                                              2006            $9.884          $10.067        24,826
                                                              2007           $10.067          $12.003        22,896
                                                              2008           $12.003           $5.966        24,944
                                                              2009            $5.966           $9.663        19,063
                                                              2010            $9.663          $11.614        18,563
                                                              2011           $11.614          $11.043        17,405
                                                              2012           $11.043          $12.356        17,285
                                                              2013           $12.356          $17.897        17,502
                                                              2014           $17.897          $18.622        14,188

                                                                                          Number of
                                         For the Year    Accumulation     Accumulation      Units
                                            Ending       Unit Value at    Unit Value at Outstanding at
Sub-Accounts                             December 31  Beginning of Period End of Period End of Period
------------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class I
                                             2005           $12.016          $13.821        38,555
                                             2006           $13.821          $14.775        34,841
                                             2007           $14.775          $17.728        28,595
                                             2008           $17.728           $9.231        23,131
                                             2009            $9.231          $14.237        19,640
                                             2010           $14.237          $18.429        17,655
                                             2011           $18.429          $16.745        16,250
                                             2012           $16.745          $17.803        13,579
                                             2013           $17.803          $23.944        12,397
                                             2014           $23.944          $23.884        11,794
------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I
                                             2005           $17.812          $20.396        35,891
                                             2006           $20.396          $27.546        28,872
                                             2007           $27.546          $22.344        28,916
                                             2008           $22.344          $13.573        19,337
                                             2009           $13.573          $17.042        17,011
                                             2010           $17.042          $21.667        16,094
                                             2011           $21.667          $22.452        14,229
                                             2012           $22.452          $25.440        12,773
                                             2013           $25.440          $25.398        12,410
                                             2014           $25.398          $32.230        11,458



 * The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

41336

                      [LOGO OF PRINTED ON RECYCLED PAPER]

                      MORGAN STANLEY VARIABLE ANNUITY II

                        Allstate Life Insurance Company

                      Statement of Additional Information

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I


                               DATED MAY 1, 2015


                                P.O. Box 758565
                             Topeka, KS 66675-8565

                               1 (800) 457-7617


This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity II Contracts ("VA II Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated May 1, 2015, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.

TABLE OF CONTENTS


Additions, Deletions or Substitutions of Investments                          2
The Contract                                                                  2
   Purchases                                                                  2
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)               2
   Calculation of Accumulation Unit Values                                    3
   Calculation of Variable Income Payments                                    3
General Matters                                                               4
   Incontestability                                                           4
   Settlements                                                                4
   Safekeeping of the Variable Account's Assets                               4
   Premium Taxes                                                              4
   Tax Reserves                                                               4
   Cyber Security Risk                                                        4
Experts                                                                       5
Financial Statements                                                          5
Appendix A - Accumulation Unit Values                                       A-1

             ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASES

Morgan Stanley & Co. LLC is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Financial Advisor for availability.


For the Variable Account, we paid commissions to Morgan Stanley & Co. LLC Incorporated of $10,123,271, $9,530,700 and $9,011,901 for the years 2012, 2013 and 2014 respectively.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)


We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:


    (1)the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

    (2)the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;


(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:


..   multiplying the Annuity Unit Value at the end of the immediately preceding
    Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

..   dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


CYBER SECURITY RISK

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as "cyber security" risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user's computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user's systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization's systems.

Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract's underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.


EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


..   consolidated financial statements of Allstate Life Insurance Company as of
    December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 and related consolidated financial statement schedules, and

..   the statements of net assets of each of the Sub-accounts which comprise
    Allstate Financial Advisors Separate Account I, as of December 31, 2014 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.


The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                        WITH THE LONGEVITY REWARD RIDER

                          MORTALITY & EXPENSE = 1.18

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $11.141      $11.506       273,254
                              2006       $11.506      $13.289       220,462
                              2007       $13.289      $13.757       138,909
                              2008       $13.757      $ 8.055       114,561
                              2009       $ 8.055      $ 9.570        92,246
                              2010       $ 9.570      $10.658        69,599
                              2011       $10.658      $11.161        62,133
                              2012       $11.161      $12.919        50,171
                              2013       $12.919      $17.167        46,342
                              2014       $17.167      $18.524        31,261
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 6.425      $ 7.081        67,670
                              2006       $ 7.081      $ 6.904        59,906
                              2007       $ 6.904      $ 7.679        42,118
                              2008       $ 7.679      $ 4.352        38,363
                              2009       $ 4.352      $ 5.709        24,169
                              2010       $ 5.709      $ 6.470        15,946
                              2011       $ 6.470      $ 6.450        14,091
                              2012       $ 6.450      $ 7.232         9,044
                              2013       $ 7.232      $ 9.549         8,361
                              2014       $ 9.549      $10.649         7,050
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 5.790      $ 6.565        45,016
                              2006       $ 6.565      $ 6.440        48,279
                              2007       $ 6.440      $ 7.223        23,849
                              2008       $ 7.223      $ 4.291        19,016
                              2009       $ 4.291      $ 5.809        28,324
                              2010       $ 5.809      $ 6.299        25,304
                              2011       $ 6.299      $ 6.015        27,229
                              2012       $ 6.015      $ 6.896        27,540
                              2013       $ 6.896      $ 9.328        25,385
                              2014       $ 9.328      $10.483        21,508
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.718      $10.933         1,470
                              2006       $10.933      $11.805         1,782
                              2007       $11.805      $11.970         1,120
                              2008       $11.970      $ 9.055         2,394
                              2009       $ 9.055      $12.757         6,729
                              2010       $12.757      $14.265         7,903
                              2011       $14.265      $14.726         7,737
                              2012       $14.726      $16.801         7,048
                              2013       $16.801      $17.885         9,144
                              2014       $17.885      $17.654         6,930

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.264      $11.299        52,610
                              2006       $11.299      $13.191       100,385
                              2007       $13.191      $13.512       110,866
                              2008       $13.512      $ 9.384       134,812
                              2009       $ 9.384      $12.562       129,454
                              2010       $12.562      $13.974       118,257
                              2011       $13.974      $14.125        99,068
                              2012       $14.125      $15.710        70,169
                              2013       $15.710      $17.672        64,127
                              2014       $17.672      $18.253        56,833
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.975      $11.979        21,014
                              2006       $11.979      $14.001        53,070
                              2007       $14.001      $14.303        54,075
                              2008       $14.303      $ 8.881        42,596
                              2009       $ 8.881      $11.052        47,795
                              2010       $11.052      $12.132        30,723
                              2011       $12.132      $11.854        29,523
                              2012       $11.854      $13.369        25,720
                              2013       $13.369      $16.930        24,385
                              2014       $16.930      $17.905        21,406
 FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.357         9,410
                              2006       $11.357      $13.117         9,049
                              2007       $13.117      $12.641         3,192
                              2008       $12.641      $ 8.360         3,084
                              2009       $ 8.360      $10.660         2,079
                              2010       $10.660      $13.494         1,681
                              2011       $13.494      $12.822         1,825
                              2012       $12.822      $14.986         1,264
                              2013       $14.986      $20.157         4,979
                              2014       $20.157      $20.015         4,059
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.544      $12.556        78,568
                              2006       $12.556      $15.055        84,892
                              2007       $15.055      $17.160        68,790
                              2008       $17.160      $10.101        67,001
                              2009       $10.101      $13.666        44,666
                              2010       $13.666      $14.627        30,480
                              2011       $14.627      $12.905        30,341
                              2012       $12.905      $15.064        16,836
                              2013       $15.064      $18.289        10,420
                              2014       $18.289      $16.046        10,038
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 4.870      $ 5.190       219,627
                              2006       $ 5.190      $ 5.271       125,779
                              2007       $ 5.271      $ 6.086       101,418
                              2008       $ 6.086      $ 3.065        93,852
                              2009       $ 3.065      $ 5.025        81,141
                              2010       $ 5.025      $ 5.946        68,664
                              2011       $ 5.946      $ 5.508        63,731
                              2012       $ 5.508      $ 6.184        63,576
                              2013       $ 6.184      $ 8.556        53,496
                              2014       $ 8.556      $ 9.160        54,203

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $10.992      $12.188        122,411
                              2006       $12.188      $14.524         95,028
                              2007       $14.524      $15.464         61,086
                              2008       $15.464      $ 8.963         49,681
                              2009       $ 8.963      $12.319         44,775
                              2010       $12.319      $14.867         36,252
                              2011       $14.867      $14.814         31,803
                              2012       $14.814      $17.156         20,114
                              2013       $17.156      $22.742         15,265
                              2014       $22.742      $24.642         14,139
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 6.310      $ 6.781         51,166
                              2006       $ 6.781      $ 7.117         94,759
                              2007       $ 7.117      $ 7.870         61,641
                              2008       $ 7.870      $ 4.468         56,417
                              2009       $ 4.468      $ 5.341         49,549
                              2010       $ 5.341      $ 6.090         39,779
                              2011       $ 6.090      $ 5.537         15,654
                              2012       $ 5.537      $ 6.366              0
 INVESCO V.I. COMSTOCK FUND - SERIES I
                              2005       $12.134      $12.504        616,400
                              2006       $12.504      $14.355        520,894
                              2007       $14.355      $13.882        402,162
                              2008       $13.882      $ 8.816        299,483
                              2009       $ 8.816      $11.209        262,661
                              2010       $11.209      $12.835        219,323
                              2011       $12.835      $12.439        178,199
                              2012       $12.439      $14.642        125,372
                              2013       $14.642      $19.657         98,757
                              2014       $19.657      $21.228         74,671
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.822         22,931
                              2007       $10.822      $11.550         17,578
                              2008       $11.550      $ 7.967         24,547
                              2009       $ 7.967      $10.091         17,047
                              2010       $10.091      $10.915         10,355
                              2011       $10.915      $10.770          5,154
                              2012       $10.770      $12.108          5,181
                              2013       $12.108      $15.451          4,500
                              2014       $15.451      $16.497          3,209
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                              2005       $10.961      $11.429      2,227,912
                              2006       $11.429      $12.536      1,854,236
                              2007       $12.536      $12.898      1,550,578
                              2008       $12.898      $ 8.105      1,231,868
                              2009       $ 8.105      $ 9.947        965,340
                              2010       $ 9.947      $10.850        805,190
                              2011       $10.850      $10.734        686,384
                              2012       $10.734      $12.581        569,811
                              2013       $12.581      $16.276        491,117
                              2014       $16.276      $18.131        394,087
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
                              2011       $10.000      $14.252         60,504
                              2012       $14.252      $15.840         34,046
                              2013       $15.840      $19.577         31,280
                              2014       $19.577      $21.074         21,262

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                              2011       $10.000      $10.249       268,012
                              2012       $10.249      $11.510       221,462
                              2013       $11.510      $13.921       182,640
                              2014       $13.921      $13.838       147,869
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                              2005       $11.769      $12.356       799,018
                              2006       $12.356      $14.876       669,466
                              2007       $14.876      $15.717       575,992
                              2008       $15.717      $ 9.165       460,244
                              2009       $ 9.165      $10.536       384,666
                              2010       $10.536      $11.657       333,791
                              2011       $11.657      $12.603             0
 INVESCO V.I. HIGH YIELD FUND - SERIES I
                              2013       $10.000      $ 9.377        76,534
                              2014       $ 9.377      $ 9.418        59,040
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                              2005       $ 5.704      $ 5.755       318,388
                              2006       $ 5.755      $ 6.210       261,402
                              2007       $ 6.210      $ 6.386       219,537
                              2008       $ 6.386      $ 4.847       193,341
                              2009       $ 4.847      $ 6.918       147,318
                              2010       $ 6.918      $ 7.527       120,711
                              2011       $ 7.527      $ 7.580       103,200
                              2012       $ 7.580      $ 8.894        92,507
                              2013       $ 8.894      $ 9.218             0
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
                              2005       $12.096      $12.773       125,512
                              2006       $12.773      $14.403        99,804
                              2007       $14.403      $14.675        90,393
                              2008       $14.675      $10.680        88,710
                              2009       $10.680      $13.197        77,007
                              2010       $13.197      $14.641        68,075
                              2011       $14.641      $15.613             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.843      $11.521         9,628
                              2006       $11.521      $12.654        19,765
                              2007       $12.654      $13.685         6,080
                              2008       $13.685      $ 9.657         6,436
                              2009       $ 9.657      $12.415        14,579
                              2010       $12.415      $13.987        11,247
                              2011       $13.987      $12.929        11,690
                              2012       $12.929      $14.162        11,810
                              2013       $14.162      $18.011        11,598
                              2014       $18.011      $18.571         9,880
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.153      $12.236           640
                              2006       $12.236      $12.675           640
                              2007       $12.675      $14.716             0
                              2008       $14.716      $ 7.724             0
                              2009       $ 7.724      $11.925             0
                              2010       $11.925      $14.984           924
                              2011       $14.984      $13.409         1,162
                              2012       $13.409      $14.777           981
                              2013       $14.777      $19.929           981
                              2014       $19.929      $21.189            45

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                              2005       $ 8.197      $ 8.468        359,888
                              2006       $ 8.468      $ 9.662        246,650
                              2007       $ 9.662      $10.037        213,121
                              2008       $10.037      $ 6.236        158,027
                              2009       $ 6.236      $ 7.778        135,052
                              2010       $ 7.778      $ 8.822        120,008
                              2011       $ 8.822      $ 8.871        102,776
                              2012       $ 8.871      $10.130        102,888
                              2013       $10.130      $13.192         79,122
                              2014       $13.192      $14.759         64,574
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2005       $ 7.813      $ 8.842      1,083,037
                              2006       $ 8.842      $10.503        900,613
                              2007       $10.503      $12.478        773,690
                              2008       $12.478      $ 8.220        630,140
                              2009       $ 8.220      $ 9.679        461,670
                              2010       $ 9.679      $10.218        383,968
                              2011       $10.218      $11.709        339,210
                              2012       $11.709      $13.720        280,159
                              2013       $13.720      $15.972        213,600
                              2014       $15.972      $16.919              0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2005       $ 7.246      $ 8.811         85,931
                              2006       $ 8.811      $ 9.382         78,596
                              2007       $ 9.382      $11.083         59,347
                              2008       $11.083      $ 5.595         58,015
                              2009       $ 5.595      $ 9.362         61,562
                              2010       $ 9.362      $11.648         30,343
                              2011       $11.648      $10.657         23,240
                              2012       $10.657      $11.768         17,853
                              2013       $11.768      $12.514              0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2005       $ 8.230      $ 8.832        822,776
                              2006       $ 8.832      $11.354        655,127
                              2007       $11.354      $12.957        553,835
                              2008       $12.957      $ 7.330        437,552
                              2009       $ 7.330      $ 9.243        352,687
                              2010       $ 9.243      $ 9.785        311,388
                              2011       $ 9.785      $ 8.729        251,901
                              2012       $ 8.729      $10.213        194,531
                              2013       $10.213      $12.856        174,161
                              2014       $12.856      $11.533        143,734
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2005       $ 7.178      $ 7.568         65,157
                              2006       $ 7.568      $ 8.858         57,555
                              2007       $ 8.858      $10.239         30,689
                              2008       $10.239      $ 5.678         26,674
                              2009       $ 5.678      $ 5.432              0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2005       $13.503      $13.775      1,098,818
                              2006       $13.775      $14.375        843,188
                              2007       $14.375      $15.041        752,646
                              2008       $15.041      $13.524        640,520
                              2009       $13.524      $16.367        538,282
                              2010       $16.367      $17.658        455,546
                              2011       $17.658      $18.307        390,176
                              2012       $18.307      $20.620        317,117
                              2013       $20.620      $20.567        263,273
                              2014       $20.567      $21.886        213,894

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2005       $11.296      $11.361        201,071
                              2006       $11.361      $11.697        185,022
                              2007       $11.697      $11.888        151,045
                              2008       $11.888      $ 9.987        118,985
                              2009       $ 9.987      $10.428         89,992
                              2010       $10.428      $10.538         76,078
                              2011       $10.538      $10.690         56,861
                              2012       $10.690      $10.906         44,025
                              2013       $10.906      $10.810         45,454
                              2014       $10.810      $10.793         27,136
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2005       $10.442      $10.597        340,368
                              2006       $10.597      $10.946        386,163
                              2007       $10.946      $11.339        239,947
                              2008       $11.339      $11.469        321,999
                              2009       $11.469      $11.326        251,260
                              2010       $11.326      $11.183        241,347
                              2011       $11.183      $11.042        176,966
                              2012       $11.042      $10.902        150,438
                              2013       $10.902      $10.765        128,064
                              2014       $10.765      $10.629         75,801
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                              2005       $ 7.130      $ 8.317      2,377,828
                              2006       $ 8.317      $ 8.555      1,829,964
                              2007       $ 8.555      $10.096      1,535,579
                              2008       $10.096      $ 5.221      1,277,472
                              2009       $ 5.221      $ 8.830      1,065,114
                              2010       $ 8.830      $11.138        884,769
                              2011       $11.138      $10.255        761,229
                              2012       $10.255      $11.377        672,904
                              2013       $11.377      $16.933        570,335
                              2014       $16.933      $17.673        458,388
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2005       $10.650      $11.390      1,864,221
                              2006       $11.390      $12.934      1,600,534
                              2007       $12.934      $13.870      1,322,649
                              2008       $13.870      $10.410      1,069,708
                              2009       $10.410      $12.306        957,836
                              2010       $12.306      $12.978        798,091
                              2011       $12.978      $11.793        655,323
                              2012       $11.793      $12.446        552,716
                              2013       $12.446      $13.279              0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.776      $11.195         30,538
                              2006       $11.195      $12.812         27,760
                              2007       $12.812      $11.884         21,026
                              2008       $11.884      $ 7.193         17,836
                              2009       $ 7.193      $ 9.218         13,740
                              2010       $ 9.218      $10.410         13,947
                              2011       $10.410      $ 9.801          7,954
                              2012       $ 9.801      $11.527          6,246
                              2013       $11.527      $15.441          6,380
                              2014       $15.441      $16.881          6,913

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $ 8.364      $ 9.265       182,134
                              2006       $ 9.265      $11.683       158,006
                              2007       $11.683      $12.499       140,631
                              2008       $12.499      $ 6.916        72,436
                              2009       $ 6.916      $ 8.510        78,950
                              2010       $ 8.510      $ 9.244        63,718
                              2011       $ 9.244      $ 7.581        55,695
                              2012       $ 7.581      $ 9.125        45,173
                              2013       $ 9.125      $11.538        43,438
                              2014       $11.538      $10.619        41,653
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.460      $14.224         3,881
                              2006       $14.224      $16.472         4,408
                              2007       $16.472      $14.193         3,688
                              2008       $14.193      $ 8.497         1,693
                              2009       $ 8.497      $11.034           810
                              2010       $11.034      $13.725           786
                              2011       $13.725      $12.910           788
                              2012       $12.910      $14.974           675
                              2013       $14.974      $20.639           662
                              2014       $20.639      $21.077           222
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 5.769      $ 6.020        70,217
                              2006       $ 6.020      $ 6.267        48,218
                              2007       $ 6.267      $ 6.528        38,457
                              2008       $ 6.528      $ 4.058        37,144
                              2009       $ 4.058      $ 6.567        28,768
                              2010       $ 6.567      $ 7.832        24,108
                              2011       $ 7.832      $ 6.352        24,291
                              2012       $ 6.352      $ 7.164        18,646
                              2013       $ 7.164      $10.165        17,430
                              2014       $10.165      $11.011        14,189
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $ 9.527      $12.591        63,026
                              2006       $12.591      $17.049        38,261
                              2007       $17.049      $23.639        24,769
                              2008       $23.639      $10.123        20,824
                              2009       $10.123      $16.975        26,083
                              2010       $16.975      $19.947        18,906
                              2011       $19.947      $16.106        15,533
                              2012       $16.106      $19.073        12,033
                              2013       $19.073      $18.638        11,580
                              2014       $18.638      $17.575        11,103
 UIF GLOBAL INFRASTRUCTURE - CLASS I
                              2014       $10.000      $18.232       184,052
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $ 8.641      $ 9.476        78,380
                              2006       $ 9.476      $11.707        61,253
                              2007       $11.707      $13.243        45,985
                              2008       $13.243      $ 7.240        41,188
                              2009       $ 7.240      $ 9.473        27,207
                              2010       $ 9.473      $ 9.884        18,402
                              2011       $ 9.884      $ 9.400        17,888
                              2012       $ 9.400      $10.565        14,310
                              2013       $10.565      $12.094       603,160
                              2014       $12.094      $12.197       480,773

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 6.531      $ 7.461       177,312
                              2006       $ 7.461      $ 7.669       139,008
                              2007       $ 7.669      $ 9.230       113,591
                              2008       $ 9.230      $ 4.630        75,159
                              2009       $ 4.630      $ 7.568        52,257
                              2010       $ 7.568      $ 9.180        42,054
                              2011       $ 9.180      $ 8.810        29,402
                              2012       $ 8.810      $ 9.948        25,886
                              2013       $ 9.948      $14.543        15,260
                              2014       $14.543      $15.271        14,142
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.315      $14.295        50,928
                              2006       $14.295      $15.423        32,275
                              2007       $15.423      $18.677        23,703
                              2008       $18.677      $ 9.816        20,819
                              2009       $ 9.816      $15.278        15,942
                              2010       $15.278      $19.959        12,659
                              2011       $19.959      $18.302        10,373
                              2012       $18.302      $19.639         6,311
                              2013       $19.639      $26.658         5,670
                              2014       $26.658      $26.837         6,019
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $22.345      $25.824        37,960
                              2006       $25.824      $35.197        30,355
                              2007       $35.197      $28.815        22,829
                              2008       $28.815      $17.667        15,783
                              2009       $17.667      $22.388        13,235
                              2010       $22.388      $28.727         6,844
                              2011       $28.727      $30.041         6,040
                              2012       $30.041      $34.355         3,522
                              2013       $34.355      $34.614         2,957
                              2014       $34.614      $44.332         3,581

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE
           DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.31

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $11.075      $11.423       380,216
                             2006        $11.423      $13.176       320,959
                             2007        $13.176      $13.622       251,275
                             2008        $13.622      $ 7.965       210,638
                             2009        $ 7.965      $ 9.452       186,429
                             2010        $ 9.452      $10.512       164,462
                             2011        $10.512      $10.995       148,498
                             2012        $10.995      $12.710       140,214
                             2013        $12.710      $16.867       110,129
                             2014        $16.867      $18.176        94,904
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $ 6.386      $ 7.030        90,937
                             2006        $ 7.030      $ 6.846        91,570
                             2007        $ 6.846      $ 7.604        75,568
                             2008        $ 7.604      $ 4.304        63,531
                             2009        $ 4.304      $ 5.638        59,865
                             2010        $ 5.638      $ 6.382        46,966
                             2011        $ 6.382      $ 6.354        40,821
                             2012        $ 6.354      $ 7.115        35,361
                             2013        $ 7.115      $ 9.382        21,093
                             2014        $ 9.382      $10.449        17,872
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $ 5.755      $ 6.517        79,082
                             2006        $ 6.517      $ 6.385        69,377
                             2007        $ 6.385      $ 7.152        67,200
                             2008        $ 7.152      $ 4.244        64,152
                             2009        $ 4.244      $ 5.737        59,285
                             2010        $ 5.737      $ 6.213        46,646
                             2011        $ 6.213      $ 5.926        42,601
                             2012        $ 5.926      $ 6.784        39,417
                             2013        $ 6.784      $ 9.164        36,486
                             2014        $ 9.164      $10.287        37,398
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.709      $10.909        14,447
                             2006        $10.909      $11.764        15,801
                             2007        $11.764      $11.913         9,717
                             2008        $11.913      $ 9.000         7,296
                             2009        $ 9.000      $12.663         9,289
                             2010        $12.663      $14.142        13,011
                             2011        $14.142      $14.580        10,948
                             2012        $14.580      $16.612        21,511
                             2013        $16.612      $17.662        23,261
                             2014        $17.662      $17.411        18,991

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.254      $11.275       113,496
                             2006        $11.275      $13.145       175,989
                             2007        $13.145      $13.447       207,971
                             2008        $13.447      $ 9.327       184,750
                             2009        $ 9.327      $12.469       187,937
                             2010        $12.469      $13.853       197,443
                             2011        $13.853      $13.985       172,016
                             2012        $13.985      $15.533       166,985
                             2013        $15.533      $17.451       135,893
                             2014        $17.451      $18.001       117,250
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.965      $11.952        54,279
                             2006        $11.952      $13.952        61,800
                             2007        $13.952      $14.234        76,218
                             2008        $14.234      $ 8.826        60,783
                             2009        $ 8.826      $10.970        52,955
                             2010        $10.970      $12.027        56,678
                             2011        $12.027      $11.735        49,939
                             2012        $11.735      $13.219        44,413
                             2013        $13.219      $16.717        39,251
                             2014        $16.717      $17.657        32,246
FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.347             0
                             2006        $11.347      $13.089        26,924
                             2007        $13.089      $12.597        25,023
                             2008        $12.597      $ 8.320        26,836
                             2009        $ 8.320      $10.595        26,533
                             2010        $10.595      $13.395        29,574
                             2011        $13.395      $12.711        16,370
                             2012        $12.711      $14.837        19,102
                             2013        $14.837      $19.931        19,344
                             2014        $19.931      $19.764        15,248
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.533      $12.529        64,333
                             2006        $12.529      $15.004        77,890
                             2007        $15.004      $17.079        76,293
                             2008        $17.079      $10.040        65,615
                             2009        $10.040      $13.567        60,684
                             2010        $13.567      $14.501        64,224
                             2011        $14.501      $12.778        57,274
                             2012        $12.778      $14.896        54,505
                             2013        $14.896      $18.061        41,720
                             2014        $18.061      $15.826        38,930
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2005        $ 4.842      $ 5.153       346,125
                             2006        $ 5.153      $ 5.226       311,883
                             2007        $ 5.226      $ 6.026       192,539
                             2008        $ 6.026      $ 3.031       180,252
                             2009        $ 3.031      $ 4.963       166,339
                             2010        $ 4.963      $ 5.865       131,339
                             2011        $ 5.865      $ 5.426        99,978
                             2012        $ 5.426      $ 6.084       100,637
                             2013        $ 6.084      $ 8.407        68,931
                             2014        $ 8.407      $ 8.988        62,402

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                             2005        $10.927      $12.100        141,560
                             2006        $12.100      $14.401        130,694
                             2007        $14.401      $15.312        100,782
                             2008        $15.312      $ 8.864         79,602
                             2009        $ 8.864      $12.166         65,173
                             2010        $12.166      $14.664         63,572
                             2011        $14.664      $14.593         41,983
                             2012        $14.593      $16.878         34,781
                             2013        $16.878      $22.344         30,674
                             2014        $22.344      $24.179         25,010
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2005        $ 6.273      $ 6.732         34,856
                             2006        $ 6.732      $ 7.056         60,721
                             2007        $ 7.056      $ 7.793         45,363
                             2008        $ 7.793      $ 4.418         44,240
                             2009        $ 4.418      $ 5.275         34,026
                             2010        $ 5.275      $ 6.007         45,543
                             2011        $ 6.007      $ 5.454         42,232
                             2012        $ 5.454      $ 6.268              0
INVESCO V.I. COMSTOCK FUND - SERIES I
                             2005        $12.092      $12.444        384,883
                             2006        $12.444      $14.268        325,991
                             2007        $14.268      $13.780        271,827
                             2008        $13.780      $ 8.740        204,204
                             2009        $ 8.740      $11.098        178,918
                             2010        $11.098      $12.691        147,754
                             2011        $12.691      $12.284        113,677
                             2012        $12.284      $14.440         98,833
                             2013        $14.440      $19.361         64,661
                             2014        $19.361      $20.881         53,739
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.813         21,759
                             2007        $10.813      $11.524         16,050
                             2008        $11.524      $ 7.939         12,644
                             2009        $ 7.939      $10.043          9,761
                             2010        $10.043      $10.849          9,065
                             2011        $10.849      $10.691          7,684
                             2012        $10.691      $12.004          7,137
                             2013        $12.004      $15.298          4,069
                             2014        $15.298      $16.312          4,000
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2005        $10.896      $11.346      1,844,726
                             2006        $11.346      $12.429      1,571,338
                             2007        $12.429      $12.772      1,240,461
                             2008        $12.772      $ 8.015      1,026,689
                             2009        $ 8.015      $ 9.824        912,175
                             2010        $ 9.824      $10.702        813,820
                             2011        $10.702      $10.574        714,017
                             2012        $10.574      $12.377        600,165
                             2013        $12.377      $15.992        511,167
                             2014        $15.992      $17.790        457,972
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $14.039         70,663
                             2012        $14.039      $15.583         67,271
                             2013        $15.583      $19.234         56,065
                             2014        $19.234      $20.678         46,963

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.096       189,119
                             2012        $10.096      $11.323       167,860
                             2013        $11.323      $13.677       133,602
                             2014        $13.677      $13.579       109,595
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2005        $11.699      $12.267       598,046
                             2006        $12.267      $14.750       477,853
                             2007        $14.750      $15.564       389,843
                             2008        $15.564      $ 9.063       306,115
                             2009        $ 9.063      $10.406       273,150
                             2010        $10.406      $11.498       223,574
                             2011        $11.498      $12.426             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $ 9.213        40,928
                             2014        $ 9.213      $ 9.241        38,196
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2005        $ 5.671      $ 5.714       171,558
                             2006        $ 5.714      $ 6.157       152,718
                             2007        $ 6.157      $ 6.324       111,441
                             2008        $ 6.324      $ 4.793        70,633
                             2009        $ 4.793      $ 6.832        62,661
                             2010        $ 6.832      $ 7.425        53,395
                             2011        $ 7.425      $ 7.467        47,933
                             2012        $ 7.467      $ 8.750        53,952
                             2013        $ 8.750      $ 9.065             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2005        $12.024      $12.681       141,118
                             2006        $12.681      $14.281       134,361
                             2007        $14.281      $14.531        91,496
                             2008        $14.531      $10.561        83,540
                             2009        $10.561      $13.034        83,128
                             2010        $13.034      $14.441        76,928
                             2011        $14.441      $15.394             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2005        $10.834      $11.499        15,496
                             2006        $11.499      $12.610        15,599
                             2007        $12.610      $13.619        13,756
                             2008        $13.619      $ 9.599        12,836
                             2009        $ 9.599      $12.324        10,761
                             2010        $12.324      $13.866        33,000
                             2011        $13.866      $12.800        32,396
                             2012        $12.800      $14.003        11,397
                             2013        $14.003      $17.786        10,250
                             2014        $17.786      $18.314         5,868
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.144      $12.209         5,267
                             2006        $12.209      $12.631         6,756
                             2007        $12.631      $14.646         7,246
                             2008        $14.646      $ 7.677         6,955
                             2009        $ 7.677      $11.837         5,409
                             2010        $11.837      $14.855         5,409
                             2011        $14.855      $13.276         5,257
                             2012        $13.276      $14.612         2,416
                             2013        $14.612      $19.681         2,416
                             2014        $19.681      $20.898         2,415

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2005        $ 8.148      $ 8.407       354,596
                             2006        $ 8.407      $ 9.580       296,168
                             2007        $ 9.580      $ 9.939       228,252
                             2008        $ 9.939      $ 6.167       187,242
                             2009        $ 6.167      $ 7.682       170,238
                             2010        $ 7.682      $ 8.701       162,435
                             2011        $ 8.701      $ 8.738       141,806
                             2012        $ 8.738      $ 9.965       135,012
                             2013        $ 9.965      $12.961       100,683
                             2014        $12.961      $14.482        80,007
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2005        $ 7.767      $ 8.778       629,330
                             2006        $ 8.778      $10.414       496,285
                             2007        $10.414      $12.356       419,321
                             2008        $12.356      $ 8.129       346,780
                             2009        $ 8.129      $ 9.559       281,419
                             2010        $ 9.559      $10.078       236,698
                             2011        $10.078      $11.534       194,103
                             2012        $11.534      $13.498       165,723
                             2013        $13.498      $15.692       144,045
                             2014        $15.692      $16.616             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2005        $ 7.203      $ 8.748        99,456
                             2006        $ 8.748      $ 9.302        97,090
                             2007        $ 9.302      $10.974        56,113
                             2008        $10.974      $ 5.533        46,258
                             2009        $ 5.533      $ 9.246        43,045
                             2010        $ 9.246      $11.489        33,400
                             2011        $11.489      $10.498        14,961
                             2012        $10.498      $11.577        12,362
                             2013        $11.577      $12.306             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2005        $ 8.181      $ 8.768       564,921
                             2006        $ 8.768      $11.258       490,532
                             2007        $11.258      $12.830       410,916
                             2008        $12.830      $ 7.248       344,149
                             2009        $ 7.248      $ 9.129       309,780
                             2010        $ 9.129      $ 9.651       237,110
                             2011        $ 9.651      $ 8.599       202,901
                             2012        $ 8.599      $10.047       153,036
                             2013        $10.047      $12.631       109,324
                             2014        $12.631      $11.317        96,106
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2005        $ 7.135      $ 7.514        72,838
                             2006        $ 7.514      $ 8.783        66,198
                             2007        $ 8.783      $10.139        30,365
                             2008        $10.139      $ 5.615        25,768
                             2009        $ 5.615      $ 5.370             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2005        $13.423      $13.676       613,650
                             2006        $13.676      $14.253       534,244
                             2007        $14.253      $14.893       458,141
                             2008        $14.893      $13.374       353,527
                             2009        $13.374      $16.164       340,358
                             2010        $16.164      $17.417       322,614
                             2011        $17.417      $18.033       196,248
                             2012        $18.033      $20.286       176,502
                             2013        $20.286      $20.207       153,247
                             2014        $20.207      $21.476       135,116

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2005        $11.229      $11.279        128,466
                             2006        $11.279      $11.598        143,012
                             2007        $11.598      $11.771         87,644
                             2008        $11.771      $ 9.876         45,639
                             2009        $ 9.876      $10.299         58,596
                             2010        $10.299      $10.394         55,694
                             2011        $10.394      $10.531         44,362
                             2012        $10.531      $10.730         42,330
                             2013        $10.730      $10.621         40,323
                             2014        $10.621      $10.591         36,257
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2005        $10.380      $10.521        143,030
                             2006        $10.521      $10.853        148,718
                             2007        $10.853      $11.228        135,509
                             2008        $11.228      $11.342        196,692
                             2009        $11.342      $11.186        207,847
                             2010        $11.186      $11.030        102,216
                             2011        $11.030      $10.877        105,963
                             2012        $10.877      $10.726        122,815
                             2013        $10.726      $10.577        100,250
                             2014        $10.577      $10.430        111,240
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2005        $ 7.087      $ 8.257      2,224,244
                             2006        $ 8.257      $ 8.483      1,906,651
                             2007        $ 8.483      $ 9.997      1,502,886
                             2008        $ 9.997      $ 5.163      1,244,953
                             2009        $ 5.163      $ 8.721      1,122,206
                             2010        $ 8.721      $10.986        953,018
                             2011        $10.986      $10.102        804,046
                             2012        $10.102      $11.192        650,154
                             2013        $11.192      $16.637        524,820
                             2014        $16.637      $17.341        452,804
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2005        $10.587      $11.308      1,095,506
                             2006        $11.308      $12.824        958,510
                             2007        $12.824      $13.735        718,962
                             2008        $13.735      $10.295        627,426
                             2009        $10.295      $12.154        588,372
                             2010        $12.154      $12.800        530,476
                             2011        $12.800      $11.617        454,544
                             2012        $11.617      $12.245        386,322
                             2013        $12.245      $13.058              0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $10.712      $11.115         58,716
                             2006        $11.115      $12.703         49,340
                             2007        $12.703      $11.768         31,755
                             2008        $11.768      $ 7.113         28,992
                             2009        $ 7.113      $ 9.104         25,707
                             2010        $ 9.104      $10.268         19,731
                             2011        $10.268      $ 9.654         14,079
                             2012        $ 9.654      $11.340          9,755
                             2013        $11.340      $15.171          7,149
                             2014        $15.171      $16.564          5,354

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $ 8.314      $ 9.198       136,746
                             2006        $ 9.198      $11.584       147,320
                             2007        $11.584      $12.376       122,835
                             2008        $12.376      $ 6.839       108,749
                             2009        $ 6.839      $ 8.405        96,866
                             2010        $ 8.405      $ 9.118        85,425
                             2011        $ 9.118      $ 7.468        67,857
                             2012        $ 7.468      $ 8.977        56,314
                             2013        $ 8.977      $11.336        42,871
                             2014        $11.336      $10.420        39,772
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2005        $13.414      $14.156        12,409
                             2006        $14.156      $16.373        10,699
                             2007        $16.373      $14.089         7,918
                             2008        $14.089      $ 8.424         7,886
                             2009        $ 8.424      $10.925         7,325
                             2010        $10.925      $13.571         7,230
                             2011        $13.571      $12.749         7,162
                             2012        $12.749      $14.768           981
                             2013        $14.768      $20.328           917
                             2014        $20.328      $20.732           854
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $ 5.735      $ 5.977        68,847
                             2006        $ 5.977      $ 6.214        71,299
                             2007        $ 6.214      $ 6.464        40,024
                             2008        $ 6.464      $ 4.013        37,894
                             2009        $ 4.013      $ 6.486        33,860
                             2010        $ 6.486      $ 7.725        28,495
                             2011        $ 7.725      $ 6.257        27,360
                             2012        $ 6.257      $ 7.047        29,916
                             2013        $ 7.047      $ 9.987        20,755
                             2014        $ 9.987      $10.805        20,630
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2005        $ 9.471      $12.500       112,111
                             2006        $12.500      $16.904        83,983
                             2007        $16.904      $23.408        61,058
                             2008        $23.408      $10.011        50,602
                             2009        $10.011      $16.765        48,186
                             2010        $16.765      $19.675        72,189
                             2011        $19.675      $15.866        66,386
                             2012        $15.866      $18.764        37,170
                             2013        $18.764      $18.312        28,546
                             2014        $18.312      $17.245        25,967
UIF GLOBAL INFRASTRUCTURE - CLASS I
                             2014        $10.000      $17.890       118,609
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2005        $ 8.590      $ 9.407        63,969
                             2006        $ 9.407      $11.607        82,413
                             2007        $11.607      $13.114        70,306
                             2008        $13.114      $ 7.160        65,726
                             2009        $ 7.160      $ 9.356        61,378
                             2010        $ 9.356      $ 9.749        47,795
                             2011        $ 9.749      $ 9.259        44,425
                             2012        $ 9.259      $10.393        39,270
                             2013        $10.393      $11.882       397,054
                             2014        $11.882      $11.968       326,942

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2005        $ 6.492      $ 7.408       153,571
                             2006        $ 7.408      $ 7.604       143,922
                             2007        $ 7.604      $ 9.139       119,242
                             2008        $ 9.139      $ 4.579        92,344
                             2009        $ 4.579      $ 7.474        81,830
                             2010        $ 7.474      $ 9.055        73,555
                             2011        $ 9.055      $ 8.678        72,803
                             2012        $ 8.678      $ 9.786        57,672
                             2013        $ 9.786      $14.288        48,469
                             2014        $14.288      $14.984        44,094
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2005        $12.272      $14.227        73,335
                             2006        $14.227      $15.330        68,854
                             2007        $15.330      $18.539        55,108
                             2008        $18.539      $ 9.731        48,609
                             2009        $ 9.731      $15.127        50,144
                             2010        $15.127      $19.735        41,905
                             2011        $19.735      $18.074        33,659
                             2012        $18.074      $19.369        26,317
                             2013        $19.369      $26.257        17,737
                             2014        $26.257      $26.398        11,948
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2005        $22.213      $25.638        38,879
                             2006        $25.638      $34.898        37,837
                             2007        $34.898      $28.533        27,791
                             2008        $28.533      $17.472        21,662
                             2009        $17.472      $22.111        19,306
                             2010        $22.111      $28.335        16,571
                             2011        $28.335      $29.593        13,046
                             2012        $29.593      $33.798        12,245
                             2013        $33.798      $34.009         9,373
                             2014        $34.009      $43.500         6,911

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.38

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $11.601      $11.956      1,925,548
                             2006        $11.956      $13.782      1,502,358
                             2007        $13.782      $14.238      1,122,028
                             2008        $14.238      $ 8.320        830,146
                             2009        $ 8.320      $ 9.866        697,832
                             2010        $ 9.866      $10.965        587,372
                             2011        $10.965      $11.460        513,769
                             2012        $11.460      $13.239        438,426
                             2013        $13.239      $17.557        369,178
                             2014        $17.557      $18.906        308,632
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $ 6.480      $ 7.128        852,090
                             2006        $ 7.128      $ 6.936        738,855
                             2007        $ 6.936      $ 7.699        614,118
                             2008        $ 7.699      $ 4.355        415,941
                             2009        $ 4.355      $ 5.701        314,177
                             2010        $ 5.701      $ 6.448        295,239
                             2011        $ 6.448      $ 6.415        236,873
                             2012        $ 6.415      $ 7.179        185,980
                             2013        $ 7.179      $ 9.459        159,194
                             2014        $ 9.459      $10.529        145,731
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $ 5.652      $ 6.396        732,068
                             2006        $ 6.396      $ 6.261        798,997
                             2007        $ 6.261      $ 7.009        561,092
                             2008        $ 7.009      $ 4.156        428,037
                             2009        $ 4.156      $ 5.614        388,925
                             2010        $ 5.614      $ 6.076        336,713
                             2011        $ 6.076      $ 5.791        298,276
                             2012        $ 5.791      $ 6.625        273,267
                             2013        $ 6.625      $ 8.943        217,427
                             2014        $ 8.943      $10.031        196,480
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.703      $10.896         35,988
                             2006        $10.896      $11.741         87,585
                             2007        $11.741      $11.882         71,951
                             2008        $11.882      $ 8.971         58,991
                             2009        $ 8.971      $12.613         70,919
                             2010        $12.613      $14.075         88,911
                             2011        $14.075      $14.501         73,098
                             2012        $14.501      $16.511         74,573
                             2013        $16.511      $17.542         70,748
                             2014        $17.542      $17.280         64,888

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.249      $11.261        401,874
                             2006        $11.261      $13.121        666,843
                             2007        $13.121      $13.412        623,476
                             2008        $13.412      $ 9.296        581,641
                             2009        $ 9.296      $12.420        601,823
                             2010        $12.420      $13.788        513,147
                             2011        $13.788      $13.910        502,477
                             2012        $13.910      $15.439        474,676
                             2013        $15.439      $17.333        401,247
                             2014        $17.333      $17.867        393,362
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.960      $11.939        408,502
                             2006        $11.939      $13.926        675,203
                             2007        $13.926      $14.198        522,379
                             2008        $14.198      $ 8.798        366,965
                             2009        $ 8.798      $10.927        330,888
                             2010        $10.927      $11.971        299,621
                             2011        $11.971      $11.673        279,402
                             2012        $11.673      $13.139        251,871
                             2013        $13.139      $16.605        196,881
                             2014        $16.605      $17.526        163,955
FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.342         84,541
                             2006        $11.342      $13.073        329,440
                             2007        $13.073      $12.574        185,907
                             2008        $12.574      $ 8.298        115,268
                             2009        $ 8.298      $10.560        108,629
                             2010        $10.560      $13.342        108,946
                             2011        $13.342      $12.652        111,410
                             2012        $12.652      $14.758         95,398
                             2013        $14.758      $19.810         83,544
                             2014        $19.810      $19.631         61,359
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.528      $12.514        387,782
                             2006        $12.514      $14.975        553,193
                             2007        $14.975      $17.034        403,597
                             2008        $17.034      $10.007        330,022
                             2009        $10.007      $13.512        325,035
                             2010        $13.512      $14.433        314,470
                             2011        $14.433      $12.709        267,800
                             2012        $12.709      $14.804        227,073
                             2013        $14.804      $17.938        195,605
                             2014        $17.938      $15.707        172,058
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2005        $12.695      $13.501      1,408,260
                             2006        $13.501      $13.683        980,607
                             2007        $13.683      $15.768        741,908
                             2008        $15.768      $ 7.925        589,233
                             2009        $ 7.925      $12.968        513,606
                             2010        $12.968      $15.313        447,359
                             2011        $15.313      $14.157        391,904
                             2012        $14.157      $15.864        381,511
                             2013        $15.864      $21.904        313,477
                             2014        $21.904      $23.404        273,288

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                             2005        $10.902      $12.065      1,299,789
                             2006        $12.065      $14.349      1,049,995
                             2007        $14.349      $15.246        700,083
                             2008        $15.246      $ 8.819        514,021
                             2009        $ 8.819      $12.097        422,897
                             2010        $12.097      $14.570        370,772
                             2011        $14.570      $14.489        309,546
                             2012        $14.489      $16.746        252,844
                             2013        $16.746      $22.154        217,722
                             2014        $22.154      $23.957        186,812
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2005        $ 6.282      $ 6.737        392,447
                             2006        $ 6.737      $ 7.057        433,180
                             2007        $ 7.057      $ 7.788        328,849
                             2008        $ 7.788      $ 4.412        252,649
                             2009        $ 4.412      $ 5.264        206,588
                             2010        $ 5.264      $ 5.990        168,821
                             2011        $ 5.990      $ 5.435        151,953
                             2012        $ 5.435      $ 6.245              0
INVESCO V.I. COMSTOCK FUND - SERIES I
                             2005        $12.069      $12.412      3,041,301
                             2006        $12.412      $14.222      2,426,538
                             2007        $14.222      $13.725      1,705,057
                             2008        $13.725      $ 8.699      1,230,348
                             2009        $ 8.699      $11.039      1,022,908
                             2010        $11.039      $12.615        878,046
                             2011        $12.615      $12.201        739,289
                             2012        $12.201      $14.333        620,592
                             2013        $14.333      $19.203        522,769
                             2014        $19.203      $20.697        457,563
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2005        $ 6.078      $ 6.327        485,608
                             2006        $10.000      $10.807        259,256
                             2007        $10.807      $11.511        209,314
                             2008        $11.511      $ 7.924        180,600
                             2009        $ 7.924      $10.017        172,316
                             2010        $10.017      $10.813        172,095
                             2011        $10.813      $10.648        143,629
                             2012        $10.648      $11.948        133,724
                             2013        $11.948      $15.216        102,196
                             2014        $15.216      $16.213         91,004
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2005        $37.102      $38.608      4,911,800
                             2006        $38.608      $42.263      3,546,322
                             2007        $42.263      $43.397      2,610,482
                             2008        $43.397      $27.215      2,059,988
                             2009        $27.215      $33.333      1,773,988
                             2010        $33.333      $36.287      1,555,806
                             2011        $36.287      $35.827      1,344,778
                             2012        $35.827      $41.910      1,156,343
                             2013        $41.910      $54.110        973,126
                             2014        $54.110      $60.155        833,855
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $17.730        310,836
                             2012        $17.730      $19.666        281,003
                             2013        $19.666      $24.256        241,542
                             2014        $24.256      $26.059        209,656

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $18.505        735,961
                             2012        $18.505      $20.739        632,016
                             2013        $20.739      $25.034        542,054
                             2014        $25.034      $24.836        468,603
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2005        $21.548      $22.579      2,606,536
                             2006        $22.579      $27.129      1,915,298
                             2007        $27.129      $28.606      1,437,205
                             2008        $28.606      $16.647      1,142,883
                             2009        $16.647      $19.099        975,203
                             2010        $19.099      $21.089        841,462
                             2011        $21.089      $22.786              0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $20.946        196,977
                             2014        $20.946      $20.994        179,284
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2005        $12.973      $13.062        945,262
                             2006        $13.062      $14.067        710,366
                             2007        $14.067      $14.437        508,852
                             2008        $14.437      $10.935        395,345
                             2009        $10.935      $15.576        347,143
                             2010        $15.576      $16.915        324,656
                             2011        $16.915      $16.999        280,628
                             2012        $16.999      $19.906        249,580
                             2013        $19.906      $20.619              0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2005        $15.260      $16.082      1,065,844
                             2006        $16.082      $18.098        790,698
                             2007        $18.098      $18.403        628,159
                             2008        $18.403      $13.366        487,539
                             2009        $13.366      $16.483        413,277
                             2010        $16.483      $18.250        373,113
                             2011        $18.250      $19.449              0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2005        $10.829      $11.483        174,142
                             2006        $11.483      $12.586        206,849
                             2007        $12.586      $13.584        102,079
                             2008        $13.584      $ 9.567         87,924
                             2009        $ 9.567      $12.275         78,617
                             2010        $12.275      $13.802         80,905
                             2011        $13.802      $12.732         62,553
                             2012        $12.732      $13.919         55,367
                             2013        $13.919      $17.666         45,874
                             2014        $17.666      $18.178         39,472
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.138      $12.195         43,994
                             2006        $12.195      $12.608         35,417
                             2007        $12.608      $14.608         27,395
                             2008        $14.608      $ 7.652         27,412
                             2009        $ 7.652      $11.790         29,370
                             2010        $11.790      $14.785         12,057
                             2011        $14.785      $13.205         34,324
                             2012        $13.205      $14.523         25,667
                             2013        $14.523      $19.548         24,105
                             2014        $19.548      $20.742         22,511

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2005        $10.661      $10.992      3,722,566
                             2006        $10.992      $12.517      2,631,419
                             2007        $12.517      $12.977      1,974,643
                             2008        $12.977      $ 8.047      1,574,580
                             2009        $ 8.047      $10.016      1,457,457
                             2010        $10.016      $11.337      1,264,200
                             2011        $11.337      $11.378      1,140,179
                             2012        $11.378      $12.966        970,264
                             2013        $12.966      $16.852        853,644
                             2014        $16.852      $18.816        766,536
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2005        $25.367      $28.650      1,356,098
                             2006        $28.650      $33.966      1,001,339
                             2007        $33.966      $40.270        746,655
                             2008        $40.270      $26.476        609,966
                             2009        $26.476      $31.112        526,890
                             2010        $31.112      $32.778        453,406
                             2011        $32.778      $37.488        395,198
                             2012        $37.488      $43.839        332,947
                             2013        $43.839      $50.931        273,686
                             2014        $50.931      $53.917              0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2005        $10.384      $12.602      1,019,103
                             2006        $12.602      $13.391        780,467
                             2007        $13.391      $15.788        596,222
                             2008        $15.788      $ 7.955        475,560
                             2009        $ 7.955      $13.282        395,637
                             2010        $13.282      $16.493        355,514
                             2011        $16.493      $15.060        318,974
                             2012        $15.060      $16.596        274,530
                             2013        $16.596      $17.638              0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2005        $35.874      $38.420      1,201,751
                             2006        $38.420      $49.295        894,573
                             2007        $49.295      $56.141        652,689
                             2008        $56.141      $31.695        523,320
                             2009        $31.695      $39.888        452,304
                             2010        $39.888      $42.143        392,397
                             2011        $42.143      $37.521        330,876
                             2012        $37.521      $43.810        280,331
                             2013        $43.810      $55.038        235,697
                             2014        $55.038      $49.275        204,062
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2005        $ 8.352      $ 8.789        854,304
                             2006        $ 8.789      $10.267        622,718
                             2007        $10.267      $11.844        470,489
                             2008        $11.844      $ 6.554        357,203
                             2009        $ 6.554      $ 6.267              0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2005        $24.637      $25.084      2,234,168
                             2006        $25.084      $26.123      1,646,739
                             2007        $26.123      $27.278      1,280,252
                             2008        $27.278      $24.479        996,265
                             2009        $24.479      $29.565        876,636
                             2010        $29.565      $31.833        757,737
                             2011        $31.833      $32.938        659,681
                             2012        $32.938      $37.026        570,015
                             2013        $37.026      $36.857        493,895
                             2014        $36.857      $39.143        428,939

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2005       $ 11.382      $ 11.424     1,253,495
                             2006       $ 11.424      $ 11.739     1,036,788
                             2007       $ 11.739      $ 11.906       746,305
                             2008       $ 11.906      $  9.982       584,564
                             2009       $  9.982      $ 10.402       583,213
                             2010       $ 10.402      $ 10.491       510,916
                             2011       $ 10.491      $ 10.622       421,831
                             2012       $ 10.622      $ 10.815       364,771
                             2013       $ 10.815      $ 10.698       324,683
                             2014       $ 10.698      $ 10.660       275,606
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2005       $ 14.096      $ 14.277     2,747,066
                             2006       $ 14.277      $ 14.717     2,447,475
                             2007       $ 14.717      $ 15.214     2,071,826
                             2008       $ 15.214      $ 15.358     2,037,145
                             2009       $ 15.358      $ 15.136     1,679,149
                             2010       $ 15.136      $ 14.916     1,207,729
                             2011       $ 14.916      $ 14.698     1,039,175
                             2012       $ 14.698      $ 14.483       879,438
                             2013       $ 14.483      $ 14.272       735,325
                             2014       $ 14.272      $ 14.064       575,138
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2005       $ 49.838      $ 58.024     2,949,664
                             2006       $ 58.024      $ 59.566     2,194,479
                             2007       $ 59.566      $ 70.154     1,597,858
                             2008       $ 70.154      $ 36.202     1,291,072
                             2009       $ 36.202      $ 61.110     1,138,719
                             2010       $ 61.110      $ 76.927       995,460
                             2011       $ 76.927      $ 70.688       852,329
                             2012       $ 70.688      $ 78.263       730,858
                             2013       $ 78.263      $116.256       667,006
                             2014       $116.256      $121.089       571,955
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2005       $ 32.968      $ 35.188     2,306,062
                             2006       $ 35.188      $ 39.878     1,770,166
                             2007       $ 39.878      $ 42.681     1,362,995
                             2008       $ 42.681      $ 31.969     1,094,968
                             2009       $ 31.969      $ 37.716       982,149
                             2010       $ 37.716      $ 39.695       874,248
                             2011       $ 39.695      $ 35.999       755,052
                             2012       $ 35.999      $ 37.918       642,262
                             2013       $ 37.918      $ 40.428             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005       $ 10.915      $ 11.318       334,455
                             2006       $ 11.320      $ 12.930       240,380
                             2007       $ 12.926      $ 11.966       183,364
                             2008       $ 11.966      $  7.228       137,784
                             2009       $  7.228      $  9.245       115,229
                             2010       $  9.245      $ 10.419        97,605
                             2011       $ 10.419      $  9.789        80,585
                             2012       $  9.789      $ 11.491        72,545
                             2013       $ 11.491      $ 15.362        68,334
                             2014       $ 15.362      $ 16.761        61,357

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $ 8.349      $ 9.230        726,556
                             2006        $ 9.230      $11.616        712,821
                             2007        $11.616      $12.402        549,659
                             2008        $12.402      $ 6.849        421,955
                             2009        $ 6.849      $ 8.410        350,095
                             2010        $ 8.410      $ 9.118        262,718
                             2011        $ 9.118      $ 7.463        229,429
                             2012        $ 7.463      $ 8.964        186,917
                             2013        $ 8.964      $11.312        163,004
                             2014        $11.312      $10.390        140,740
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2005        $13.389      $14.120        160,174
                             2006        $14.120      $16.320        110,309
                             2007        $16.320      $14.033         70,088
                             2008        $14.033      $ 8.384         49,787
                             2009        $ 8.384      $10.866         40,403
                             2010        $10.866      $13.489         41,084
                             2011        $13.489      $12.663         38,534
                             2012        $12.663      $14.658         35,563
                             2013        $14.658      $20.163         37,608
                             2014        $20.163      $20.549         38,620
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $ 5.722      $ 5.959        557,264
                             2006        $ 5.959      $ 6.191        408,396
                             2007        $ 6.191      $ 6.436        290,349
                             2008        $ 6.436      $ 3.993        180,582
                             2009        $ 3.993      $ 6.448        199,424
                             2010        $ 6.448      $ 7.675        154,811
                             2011        $ 7.675      $ 6.213        122,238
                             2012        $ 6.213      $ 6.992        113,343
                             2013        $ 6.992      $ 9.902         90,390
                             2014        $ 9.902      $10.705         76,247
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2005        $12.122      $15.989        657,079
                             2006        $15.989      $21.606        524,432
                             2007        $21.606      $29.898        368,351
                             2008        $29.898      $12.777        272,999
                             2009        $12.777      $21.383        254,936
                             2010        $21.383      $25.077        264,272
                             2011        $25.077      $20.208        223,530
                             2012        $20.208      $23.883        194,262
                             2013        $23.883      $23.291        157,756
                             2014        $23.291      $21.918        146,595
UIF GLOBAL INFRASTRUCTURE - CLASS I
                             2014        $10.000      $58.024        230,508
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2005        $ 9.852      $10.782        564,965
                             2006        $10.782      $13.295        534,694
                             2007        $13.295      $15.009        400,579
                             2008        $15.009      $ 8.189        319,952
                             2009        $ 8.189      $10.693        240,571
                             2010        $10.693      $11.135        215,977
                             2011        $11.135      $10.568        176,981
                             2012        $10.568      $11.854        148,718
                             2013        $11.854      $13.543      1,817,551
                             2014        $13.543      $13.631      1,502,266

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2005        $ 9.371      $10.685      1,393,539
                             2006        $10.685      $10.961        990,122
                             2007        $10.961      $13.164        721,808
                             2008        $13.164      $ 6.591        606,443
                             2009        $ 6.591      $10.751        525,200
                             2010        $10.751      $13.015        481,558
                             2011        $13.015      $12.465        413,342
                             2012        $12.465      $14.047        359,551
                             2013        $14.047      $20.495        321,767
                             2014        $20.495      $21.478        282,117
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2005        $12.250      $14.191        519,595
                             2006        $14.191      $15.280        408,245
                             2007        $15.280      $18.466        302,026
                             2008        $18.466      $ 9.685        213,660
                             2009        $ 9.685      $15.046        170,802
                             2010        $15.046      $19.616        150,960
                             2011        $19.616      $17.952        132,284
                             2012        $17.952      $19.224        107,774
                             2013        $19.224      $26.043         95,291
                             2014        $26.043      $26.165         86,481
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2005        $21.569      $24.877        473,300
                             2006        $24.877      $33.839        354,666
                             2007        $33.839      $27.648        200,264
                             2008        $27.648      $16.918        145,180
                             2009        $16.918      $21.395        121,883
                             2010        $21.395      $27.398        111,124
                             2011        $27.398      $28.594        103,646
                             2012        $28.594      $32.634         89,850
                             2013        $32.634      $32.815         75,009
                             2014        $32.815      $41.944         64,355

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT

                          MORTALITY & EXPENSE = 1.38

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $11.175      $11.517        6,419
                             2006        $11.517      $13.276        6,363
                             2007        $13.276      $13.715        4,614
                             2008        $13.715      $ 8.014        2,126
                             2009        $ 8.014      $ 9.503        2,111
                             2010        $ 9.503      $10.562          474
                             2011        $10.562      $11.039          463
                             2012        $11.039      $12.752          207
                             2013        $12.752      $16.911          199
                             2014        $16.911      $18.211          192
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $ 7.906      $ 8.696        2,872
                             2006        $ 8.696      $ 8.463        3,247
                             2007        $ 8.463      $ 9.393        3,201
                             2008        $ 9.393      $ 5.313        3,302
                             2009        $ 5.313      $ 6.955        3,422
                             2010        $ 6.955      $ 7.867        3,418
                             2011        $ 7.867      $ 7.827          421
                             2012        $ 7.827      $ 8.759          407
                             2013        $ 8.759      $11.541          395
                             2014        $11.541      $12.845          385
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $ 7.058      $ 7.987          348
                             2006        $ 7.987      $ 7.819          347
                             2007        $ 7.819      $ 8.752          346
                             2008        $ 8.752      $ 5.190          498
                             2009        $ 5.190      $ 7.011          496
                             2010        $ 7.011      $ 7.587          478
                             2011        $ 7.587      $ 7.231          460
                             2012        $ 7.231      $ 8.273          444
                             2013        $ 8.273      $11.168          427
                             2014        $11.168      $12.527          410
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.703      $10.896          290
                             2006        $10.896      $11.741          284
                             2007        $11.741      $11.882          278
                             2008        $11.882      $ 8.970          196
                             2009        $ 8.970      $12.613        1,106
                             2010        $12.613      $14.075        1,110
                             2011        $14.075      $14.501          182
                             2012        $14.501      $16.511          401
                             2013        $16.511      $17.542          397
                             2014        $17.542      $17.280          394

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.249      $11.262        6,857
                             2006        $11.262      $13.121        9,948
                             2007        $13.121      $13.413        5,826
                             2008        $13.413      $ 9.296        3,958
                             2009        $ 9.296      $12.420        3,957
                             2010        $12.420      $13.789        5,141
                             2011        $13.789      $13.911        5,114
                             2012        $13.911      $15.440        5,088
                             2013        $15.440      $17.334        6,564
                             2014        $17.334      $17.868        6,537
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.960      $11.939          330
                             2006        $11.939      $13.926          330
                             2007        $13.926      $14.198          329
                             2008        $14.198      $ 8.798          329
                             2009        $ 8.798      $10.926          328
                             2010        $10.926      $11.971          328
                             2011        $11.971      $11.673          327
                             2012        $11.673      $13.139          271
                             2013        $13.139      $16.605          271
                             2014        $16.605      $17.526          271
FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.342        1,889
                             2006        $11.342      $13.073        2,373
                             2007        $13.073      $12.574        1,217
                             2008        $12.574      $ 8.298        1,109
                             2009        $ 8.298      $10.560            0
                             2010        $10.560      $13.342            0
                             2011        $13.342      $12.652            0
                             2012        $12.652      $14.758            0
                             2013        $14.758      $19.810            0
                             2014        $19.810      $19.631            0
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.528      $12.513        2,894
                             2006        $12.513      $14.974        2,784
                             2007        $14.974      $17.034        2,698
                             2008        $17.034      $10.006        2,432
                             2009        $10.006      $13.512        2,395
                             2010        $13.512      $14.432        2,552
                             2011        $14.432      $12.708          893
                             2012        $12.708      $14.804          479
                             2013        $14.804      $17.937          464
                             2014        $17.937      $15.706          450
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2005        $ 5.846      $ 6.217          637
                             2006        $ 6.217      $ 6.301          653
                             2007        $ 6.301      $ 7.261          575
                             2008        $ 7.261      $ 3.649          690
                             2009        $ 3.649      $ 5.971          526
                             2010        $ 5.971      $ 7.051          471
                             2011        $ 7.051      $ 6.519          453
                             2012        $ 6.519      $ 7.305        1,465
                             2013        $ 7.305      $10.086        1,294
                             2014        $10.086      $10.777        1,217

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                             2005        $10.995      $12.167           456
                             2006        $12.167      $14.470         1,070
                             2007        $14.470      $15.375           313
                             2008        $15.375      $ 8.894           234
                             2009        $ 8.894      $12.199           221
                             2010        $12.199      $14.694           212
                             2011        $14.694      $14.612           204
                             2012        $14.612      $16.888           196
                             2013        $16.888      $22.342           190
                             2014        $22.342      $24.160           184
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2005        $ 7.475      $ 8.016         1,568
                             2006        $ 8.016      $ 8.396         1,579
                             2007        $ 8.396      $ 9.266         1,474
                             2008        $ 9.266      $ 5.250         1,593
                             2009        $ 5.250      $ 6.263         1,119
                             2010        $ 6.263      $ 7.127         1,078
                             2011        $ 7.127      $ 6.467         1,043
                             2012        $ 6.467      $ 7.431             0
INVESCO V.I. COMSTOCK FUND - SERIES I
                             2005        $12.069      $12.412        11,014
                             2006        $12.412      $14.222        10,255
                             2007        $14.222      $13.725        10,728
                             2008        $13.725      $ 8.699        10,676
                             2009        $ 8.699      $11.039         8,608
                             2010        $11.039      $12.615         8,208
                             2011        $12.615      $12.201         7,941
                             2012        $12.201      $14.333         7,222
                             2013        $14.333      $19.203         6,618
                             2014        $19.203      $20.697         6,262
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.807             0
                             2007        $10.807      $11.511             0
                             2008        $11.511      $ 7.924             0
                             2009        $ 7.924      $10.017             0
                             2010        $10.017      $10.813             0
                             2011        $10.813      $10.648             0
                             2012        $10.648      $11.948             0
                             2013        $11.948      $15.216             0
                             2014        $15.216      $16.213             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2005        $10.664      $11.097        40,658
                             2006        $11.097      $12.148        38,857
                             2007        $12.148      $12.474        37,273
                             2008        $12.474      $ 7.823        37,422
                             2009        $ 7.823      $ 9.581        32,554
                             2010        $ 9.581      $10.430        28,541
                             2011        $10.430      $10.298        27,391
                             2012        $10.298      $12.046        24,702
                             2013        $12.046      $15.553        22,760
                             2014        $15.553      $17.290        19,158
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $14.258             0
                             2012        $14.258      $15.815             0
                             2013        $15.815      $19.507             0
                             2014        $19.507      $20.957             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.398         4,401
                             2012        $10.398      $11.654         3,810
                             2013        $11.654      $14.067         2,047
                             2014        $14.067      $13.955         1,913
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2005        $12.108      $12.687        18,483
                             2006        $12.687      $15.244         8,209
                             2007        $15.244      $16.074         7,142
                             2008        $16.074      $ 9.354         7,298
                             2009        $ 9.354      $10.732         6,601
                             2010        $10.732      $11.850         5,357
                             2011        $11.850      $12.803             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $12.534           324
                             2014        $12.534      $12.563           324
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2005        $ 7.763      $ 7.816         2,136
                             2006        $ 7.816      $ 8.417         2,152
                             2007        $ 8.417      $ 8.639         2,019
                             2008        $ 8.639      $ 6.543         1,910
                             2009        $ 6.543      $ 9.320           331
                             2010        $ 9.320      $10.122           318
                             2011        $10.122      $10.172           321
                             2012        $10.172      $11.912           302
                             2013        $11.912      $12.338             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2005        $12.272      $12.933         1,535
                             2006        $12.933      $14.555         1,522
                             2007        $14.555      $14.799             0
                             2008        $14.799      $10.749             0
                             2009        $10.749      $13.255             0
                             2010        $13.255      $14.677             0
                             2011        $14.677      $15.641             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2005        $10.829      $11.482             0
                             2006        $11.482      $12.586             0
                             2007        $12.586      $13.584             0
                             2008        $13.584      $ 9.567             0
                             2009        $ 9.567      $12.274             0
                             2010        $12.274      $13.801             0
                             2011        $13.801      $12.731             0
                             2012        $12.731      $13.918             0
                             2013        $13.918      $17.665             0
                             2014        $17.665      $18.177             0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.138      $12.194             0
                             2006        $12.194      $12.606             0
                             2007        $12.606      $14.606             0
                             2008        $14.606      $ 7.651             0
                             2009        $ 7.651      $11.789             0
                             2010        $11.789      $14.784             0
                             2011        $14.784      $13.203             0
                             2012        $13.203      $14.521             0
                             2013        $14.521      $19.545             0
                             2014        $19.545      $20.739             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2005        $ 9.047      $ 9.327        10,957
                             2006        $ 9.327      $10.621         3,301
                             2007        $10.621      $11.011         3,661
                             2008        $11.011      $ 6.828         3,714
                             2009        $ 6.828      $ 8.499         3,627
                             2010        $ 8.499      $ 9.620         3,076
                             2011        $ 9.620      $ 9.654         3,014
                             2012        $ 9.654      $11.002         2,962
                             2013        $11.002      $14.299         4,606
                             2014        $14.299      $15.966         3,712
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2005        $ 7.749      $ 8.752        23,904
                             2006        $ 8.752      $10.376        21,584
                             2007        $10.376      $12.302        21,346
                             2008        $12.302      $ 8.088        21,209
                             2009        $ 8.088      $ 9.504        20,079
                             2010        $ 9.504      $10.013        17,439
                             2011        $10.013      $11.452        16,980
                             2012        $11.452      $13.392        17,188
                             2013        $13.392      $15.559        16,730
                             2014        $15.559      $16.471             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2005        $ 7.511      $ 9.115           729
                             2006        $ 9.115      $ 9.686           729
                             2007        $ 9.686      $11.419           729
                             2008        $11.419      $ 5.754           728
                             2009        $ 5.754      $ 9.607             0
                             2010        $ 9.607      $11.930             0
                             2011        $11.930      $10.893             0
                             2012        $10.893      $12.004             0
                             2013        $12.004      $12.758             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2005        $ 9.222      $ 9.877        11,102
                             2006        $ 9.877      $12.673         8,270
                             2007        $12.673      $14.433         8,084
                             2008        $14.433      $ 8.148         8,082
                             2009        $ 8.148      $10.254         4,838
                             2010        $10.254      $10.834         3,127
                             2011        $10.834      $ 9.646         2,820
                             2012        $ 9.646      $11.263         2,820
                             2013        $11.263      $14.149           813
                             2014        $14.149      $12.668           729
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2005        $ 8.333      $ 8.769         1,415
                             2006        $ 8.769      $10.243         1,414
                             2007        $10.243      $11.816           617
                             2008        $11.816      $ 6.539           617
                             2009        $ 6.539      $ 6.252             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2005        $12.457      $12.682        18,809
                             2006        $12.682      $13.208        20,068
                             2007        $13.208      $13.792        15,423
                             2008        $13.792      $12.377        12,465
                             2009        $12.377      $14.948        10,540
                             2010        $14.948      $16.095         7,931
                             2011        $16.095      $16.653         7,315
                             2012        $16.653      $18.720         3,633
                             2013        $18.720      $18.635         5,217
                             2014        $18.635      $19.791         4,472

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2005        $10.860      $10.900        11,671
                             2006        $10.900      $11.200        13,956
                             2007        $11.200      $11.360        11,715
                             2008        $11.360      $ 9.524         9,530
                             2009        $ 9.524      $ 9.925        10,148
                             2010        $ 9.925      $10.010         7,402
                             2011        $10.010      $10.134         6,990
                             2012        $10.134      $10.318         7,254
                             2013        $10.318      $10.207         8,229
                             2014        $10.207      $10.171         8,321
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2005        $10.094      $10.223         8,697
                             2006        $10.223      $10.539         6,810
                             2007        $10.539      $10.895         6,859
                             2008        $10.895      $10.998         6,225
                             2009        $10.998      $10.839         1,040
                             2010        $10.839      $10.681           784
                             2011        $10.681      $10.525           715
                             2012        $10.525      $10.371           770
                             2013        $10.371      $10.220           651
                             2014        $10.220      $10.071           684
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2005        $ 7.507      $ 8.740        40,658
                             2006        $ 8.740      $ 8.972        23,587
                             2007        $ 8.972      $10.567        16,815
                             2008        $10.567      $ 5.453        17,707
                             2009        $ 5.453      $ 9.205        13,148
                             2010        $ 9.205      $11.587         7,740
                             2011        $11.587      $10.647         7,358
                             2012        $10.647      $11.788         6,503
                             2013        $11.788      $17.511         4,114
                             2014        $17.511      $18.239         3,963
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2005        $10.706      $11.427        28,478
                             2006        $11.427      $12.950        25,606
                             2007        $12.950      $13.860        25,947
                             2008        $13.860      $10.381        23,735
                             2009        $10.381      $12.248        17,894
                             2010        $12.248      $12.890        21,790
                             2011        $12.890      $11.690        20,805
                             2012        $11.690      $12.313        18,940
                             2013        $12.313      $13.128             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $10.344      $10.725           737
                             2006        $10.725      $12.249           737
                             2007        $12.249      $11.340           737
                             2008        $11.340      $ 6.849           737
                             2009        $ 6.849      $ 8.761           737
                             2010        $ 8.761      $ 9.873           509
                             2011        $ 9.873      $ 9.277           509
                             2012        $ 9.277      $10.889           509
                             2013        $10.889      $14.557           184
                             2014        $14.557      $15.883           184

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $ 9.490      $10.492         5,087
                             2006        $10.492      $13.204         7,531
                             2007        $13.204      $14.098         4,654
                             2008        $14.098      $ 7.785         5,141
                             2009        $ 7.785      $ 9.560         3,803
                             2010        $ 9.560      $10.364         3,837
                             2011        $10.364      $ 8.483         3,946
                             2012        $ 8.483      $10.190         3,952
                             2013        $10.190      $12.859         3,839
                             2014        $12.859      $11.811         3,939
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2005        $13.389      $14.120             0
                             2006        $14.120      $16.320             0
                             2007        $16.320      $14.033             0
                             2008        $14.033      $ 8.384             0
                             2009        $ 8.384      $10.866             0
                             2010        $10.866      $13.489             0
                             2011        $13.489      $12.663             0
                             2012        $12.663      $14.658             0
                             2013        $14.658      $20.163             0
                             2014        $20.163      $20.549             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $ 6.976      $ 7.265         1,018
                             2006        $ 7.265      $ 7.548         1,030
                             2007        $ 7.548      $ 7.847           995
                             2008        $ 7.847      $ 4.868           968
                             2009        $ 4.868      $ 7.862           773
                             2010        $ 7.862      $ 9.358           698
                             2011        $ 9.358      $ 7.575           756
                             2012        $ 7.575      $ 8.525           708
                             2013        $ 8.525      $12.073           605
                             2014        $12.073      $13.052           556
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2005        $14.111      $18.612         1,442
                             2006        $18.612      $25.151         1,240
                             2007        $25.151      $34.803         1,184
                             2008        $34.803      $14.874         1,278
                             2009        $14.874      $24.891           572
                             2010        $24.891      $29.192           587
                             2011        $29.192      $23.524           236
                             2012        $23.524      $27.802           346
                             2013        $27.802      $27.112           346
                             2014        $27.112      $25.515           346
UIF GLOBAL INFRASTRUCTURE - CLASS I
                             2014        $10.000      $17.725        16,524
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2005        $ 9.653      $10.564         4,258
                             2006        $10.564      $13.026         3,826
                             2007        $13.026      $14.706         3,378
                             2008        $14.706      $ 8.023         3,734
                             2009        $ 8.023      $10.477         2,914
                             2010        $10.477      $10.910         2,899
                             2011        $10.910      $10.355         2,760
                             2012        $10.355      $11.615         2,550
                             2013        $11.615      $13.269        12,442
                             2014        $13.269      $13.356         5,083

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2005        $ 7.637      $ 8.708          400
                             2006        $ 8.708      $ 8.932            0
                             2007        $ 8.932      $10.728            0
                             2008        $10.728      $ 5.371            0
                             2009        $ 5.371      $ 8.762            0
                             2010        $ 8.762      $10.607            0
                             2011        $10.607      $10.159            0
                             2012        $10.159      $11.448            0
                             2013        $11.448      $16.703            0
                             2014        $16.703      $17.504            0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2005        $12.250      $14.191          664
                             2006        $14.191      $15.280        1,262
                             2007        $15.280      $18.466          546
                             2008        $18.466      $ 9.685          476
                             2009        $ 9.685      $15.046          465
                             2010        $15.046      $19.616          458
                             2011        $19.616      $17.952          452
                             2012        $17.952      $19.224          445
                             2013        $19.224      $26.043          389
                             2014        $26.043      $26.165          346
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2005        $19.313      $22.275          312
                             2006        $22.275      $30.300          990
                             2007        $30.300      $24.756          315
                             2008        $24.756      $15.148          346
                             2009        $15.148      $19.158        1,437
                             2010        $19.158      $24.532        1,269
                             2011        $24.532      $25.603          311
                             2012        $25.603      $29.221          262
                             2013        $29.221      $29.383          269
                             2014        $29.383      $37.557          258

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION
                      OR DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.42

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $11.020      $11.353        59,040
                             2006        $11.353      $13.081        52,134
                             2007        $13.081      $13.509        37,570
                             2008        $13.509      $ 7.891        36,758
                             2009        $ 7.891      $ 9.353        14,809
                             2010        $ 9.353      $10.391        14,537
                             2011        $10.391      $10.856        13,573
                             2012        $10.856      $12.535        12,428
                             2013        $12.535      $16.617        11,236
                             2014        $16.617      $17.887         5,625
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $ 6.354      $ 6.987        23,815
                             2006        $ 6.987      $ 6.796        27,978
                             2007        $ 6.796      $ 7.541        17,791
                             2008        $ 7.541      $ 4.263        11,650
                             2009        $ 4.263      $ 5.579         5,366
                             2010        $ 5.579      $ 6.308         5,201
                             2011        $ 6.308      $ 6.273         2,096
                             2012        $ 6.273      $ 7.017         1,843
                             2013        $ 7.017      $ 9.243         1,623
                             2014        $ 9.243      $10.283         1,670
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $ 5.726      $ 6.477         9,752
                             2006        $ 6.477      $ 6.339        14,317
                             2007        $ 6.339      $ 7.093        11,209
                             2008        $ 7.093      $ 4.204        16,812
                             2009        $ 4.204      $ 5.677        23,524
                             2010        $ 5.677      $ 6.141        14,999
                             2011        $ 6.141      $ 5.851         7,318
                             2012        $ 5.851      $ 6.691         7,316
                             2013        $ 6.691      $ 9.029         5,192
                             2014        $ 9.029      $10.123         5,192
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.701      $10.888         1,451
                             2006        $10.888      $11.728         1,462
                             2007        $11.728      $11.864         1,479
                             2008        $11.864      $ 8.953         2,799
                             2009        $ 8.953      $12.583         3,399
                             2010        $12.583      $14.037         4,275
                             2011        $14.037      $14.456         3,132
                             2012        $14.456      $16.453         4,242
                             2013        $16.453      $17.473         2,444
                             2014        $17.473      $17.206         1,787

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.246      $11.254        13,076
                             2006        $11.254      $13.106        19,241
                             2007        $13.106      $13.392        15,465
                             2008        $13.392      $ 9.278        13,565
                             2009        $ 9.278      $12.391        14,143
                             2010        $12.391      $13.751        20,090
                             2011        $13.751      $13.867         5,942
                             2012        $13.867      $15.385         6,006
                             2013        $15.385      $17.266         5,603
                             2014        $17.266      $17.790         4,391
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.957      $11.930        24,837
                             2006        $11.930      $13.911        27,846
                             2007        $13.911      $14.176        26,279
                             2008        $14.176      $ 8.781        22,201
                             2009        $ 8.781      $10.901        24,332
                             2010        $10.901      $11.939        25,381
                             2011        $11.939      $11.637        19,840
                             2012        $11.637      $13.093        19,125
                             2013        $13.093      $16.540         8,266
                             2014        $16.540      $17.451         8,020
FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.339             0
                             2006        $11.339      $13.065        17,519
                             2007        $13.065      $12.560        28,261
                             2008        $12.560      $ 8.286        26,621
                             2009        $ 8.286      $10.541        13,923
                             2010        $10.541      $13.312        14,376
                             2011        $13.312      $12.618        14,826
                             2012        $12.618      $14.713        14,473
                             2013        $14.713      $19.742         9,302
                             2014        $19.742      $19.555         6,815
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.525      $12.505        30,728
                             2006        $12.505      $14.958        24,011
                             2007        $14.958      $17.008        29,948
                             2008        $17.008      $ 9.988        28,213
                             2009        $ 9.988      $13.481        15,196
                             2010        $13.481      $14.394        18,519
                             2011        $14.394      $12.669        16,494
                             2012        $12.669      $14.753        17,254
                             2013        $14.753      $17.868         7,039
                             2014        $17.868      $15.639         5,055
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2005        $ 4.817      $ 5.121       119,379
                             2006        $ 5.121      $ 5.188        94,371
                             2007        $ 5.188      $ 5.976        84,339
                             2008        $ 5.976      $ 3.002        76,746
                             2009        $ 3.002      $ 4.911        57,500
                             2010        $ 4.911      $ 5.797        55,040
                             2011        $ 5.797      $ 5.357        28,899
                             2012        $ 5.357      $ 6.000        30,430
                             2013        $ 6.000      $ 8.282        22,030
                             2014        $ 8.282      $ 8.845         6,651

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                             2005        $10.872      $12.026        61,240
                             2006        $12.026      $14.297        62,775
                             2007        $14.297      $15.185        65,728
                             2008        $15.185      $ 8.781        53,200
                             2009        $ 8.781      $12.039        30,741
                             2010        $12.039      $14.495        30,353
                             2011        $14.495      $14.408        27,514
                             2012        $14.408      $16.646        29,594
                             2013        $16.646      $22.013        15,154
                             2014        $22.013      $23.795        14,314
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2005        $ 6.241      $ 6.691        18,156
                             2006        $ 6.691      $ 7.005        20,083
                             2007        $ 7.005      $ 7.728        10,367
                             2008        $ 7.728      $ 4.377         8,207
                             2009        $ 4.377      $ 5.220         9,085
                             2010        $ 5.220      $ 5.937         9,054
                             2011        $ 5.937      $ 5.385         8,873
                             2012        $ 5.385      $ 6.187             0
INVESCO V.I. COMSTOCK FUND - SERIES I
                             2005        $12.057      $12.394        91,027
                             2006        $12.394      $14.195        85,371
                             2007        $14.195      $13.694        79,601
                             2008        $13.694      $ 8.676        61,204
                             2009        $ 8.676      $11.005        39,761
                             2010        $11.005      $12.571        37,080
                             2011        $12.571      $12.154        34,394
                             2012        $12.154      $14.272        33,106
                             2013        $14.272      $19.114        20,099
                             2014        $19.114      $20.592        13,821
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.804         5,693
                             2007        $10.804      $11.503         5,461
                             2008        $11.503      $ 7.916         2,527
                             2009        $ 7.916      $10.003         1,261
                             2010        $10.003      $10.793           909
                             2011        $10.793      $10.624           793
                             2012        $10.624      $11.916         2,991
                             2013        $11.916      $15.169         2,645
                             2014        $15.169      $16.157         2,505
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2005        $10.841      $11.277       257,558
                             2006        $11.277      $12.340       229,748
                             2007        $12.340      $12.666       145,445
                             2008        $12.666      $ 7.940       136,325
                             2009        $ 7.940      $ 9.721       117,149
                             2010        $ 9.721      $10.578       108,381
                             2011        $10.578      $10.440        82,654
                             2012        $10.440      $12.207        80,692
                             2013        $12.207      $15.755        71,587
                             2014        $15.755      $17.508        66,370
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $13.862        15,974
                             2012        $13.862      $15.369        15,873
                             2013        $15.369      $18.949         2,849
                             2014        $18.949      $20.350         2,848

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $ 9.969        35,133
                             2012        $ 9.969      $11.168        34,563
                             2013        $11.168      $13.475        32,540
                             2014        $13.475      $13.363        20,965
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2005        $11.640      $12.192       121,814
                             2006        $12.192      $14.644       108,877
                             2007        $14.644      $15.434        83,752
                             2008        $15.434      $ 8.978        69,387
                             2009        $ 8.978      $10.297        46,562
                             2010        $10.297      $11.365        41,938
                             2011        $11.365      $12.278             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $ 9.077         6,209
                             2014        $ 9.077      $ 9.094         6,146
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2005        $ 5.642      $ 5.679        37,232
                             2006        $ 5.679      $ 6.113        32,294
                             2007        $ 6.113      $ 6.271        27,562
                             2008        $ 6.271      $ 4.748        21,347
                             2009        $ 4.748      $ 6.760        10,483
                             2010        $ 6.760      $ 7.339        11,519
                             2011        $ 7.339      $ 7.372         9,759
                             2012        $ 7.372      $ 8.630        10,963
                             2013        $ 8.630      $ 8.937             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2005        $11.964      $12.604        44,906
                             2006        $12.604      $14.178        27,742
                             2007        $14.178      $14.411        20,535
                             2008        $14.411      $10.462        16,969
                             2009        $10.462      $12.897        16,348
                             2010        $12.897      $14.274        15,959
                             2011        $14.274      $15.210             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2005        $10.826      $11.475        12,449
                             2006        $11.475      $12.572        13,121
                             2007        $12.572      $13.564         9,875
                             2008        $13.564      $ 9.549         8,573
                             2009        $ 9.549      $12.247         9,855
                             2010        $12.247      $13.764         9,441
                             2011        $13.764      $12.692         3,629
                             2012        $12.692      $13.870         3,210
                             2013        $13.870      $17.597         3,156
                             2014        $17.597      $18.100           362
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.135      $12.187         3,141
                             2006        $12.187      $12.595         4,837
                             2007        $12.595      $14.587         4,045
                             2008        $14.587      $ 7.638         4,036
                             2009        $ 7.638      $11.764         4,057
                             2010        $11.764      $14.746         4,033
                             2011        $14.746      $13.165         4,868
                             2012        $13.165      $14.473         3,990
                             2013        $14.473      $19.473         4,777
                             2014        $19.473      $20.654         2,526

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2005        $ 8.107      $ 8.356        40,893
                             2006        $ 8.356      $ 9.511        40,201
                             2007        $ 9.511      $ 9.856        34,160
                             2008        $ 9.856      $ 6.109        24,877
                             2009        $ 6.109      $ 7.602        23,261
                             2010        $ 7.602      $ 8.601        19,706
                             2011        $ 8.601      $ 8.628        18,417
                             2012        $ 8.628      $ 9.828        24,689
                             2013        $ 9.828      $12.769        19,631
                             2014        $12.769      $14.251        26,542
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2005        $ 7.728      $ 8.724        89,956
                             2006        $ 8.724      $10.339        93,096
                             2007        $10.339      $12.253        79,705
                             2008        $12.253      $ 8.053        60,324
                             2009        $ 8.053      $ 9.459        42,785
                             2010        $ 9.459      $ 9.962        33,254
                             2011        $ 9.962      $11.389        32,102
                             2012        $11.389      $13.313        31,790
                             2013        $13.313      $15.460        24,251
                             2014        $15.460      $16.365             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2005        $ 7.167      $ 8.694        21,685
                             2006        $ 8.694      $ 9.235        19,378
                             2007        $ 9.235      $10.883        18,544
                             2008        $10.883      $ 5.481        19,585
                             2009        $ 5.481      $ 9.149        11,547
                             2010        $ 9.149      $11.356        10,969
                             2011        $11.356      $10.365        11,936
                             2012        $10.365      $11.418        11,495
                             2013        $11.418      $12.133             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2005        $ 8.140      $ 8.715        88,725
                             2006        $ 8.715      $11.177        67,849
                             2007        $11.177      $12.724        65,513
                             2008        $12.724      $ 7.180        63,916
                             2009        $ 7.180      $ 9.033        53,287
                             2010        $ 9.033      $ 9.540        48,852
                             2011        $ 9.540      $ 8.490        43,343
                             2012        $ 8.490      $ 9.909        41,097
                             2013        $ 9.909      $12.444        36,292
                             2014        $12.444      $11.137        36,297
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2005        $ 7.099      $ 7.468         2,513
                             2006        $ 7.468      $ 8.720         1,341
                             2007        $ 8.720      $10.055         1,302
                             2008        $10.055      $ 5.562         3,779
                             2009        $ 5.562      $ 5.318             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2005        $13.356      $13.592        81,861
                             2006        $13.592      $14.150        65,971
                             2007        $14.150      $14.770        64,761
                             2008        $14.770      $13.249        43,751
                             2009        $13.249      $15.995        39,114
                             2010        $15.995      $17.215        46,450
                             2011        $17.215      $17.805        37,778
                             2012        $17.805      $20.008        37,457
                             2013        $20.008      $19.908        21,271
                             2014        $19.908      $21.134        18,318

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2005        $11.173      $11.210        24,262
                             2006        $11.210      $11.514        23,734
                             2007        $11.514      $11.674        18,251
                             2008        $11.674      $ 9.783        10,111
                             2009        $ 9.783      $10.191         9,337
                             2010        $10.191      $10.274         8,419
                             2011        $10.274      $10.398         8,247
                             2012        $10.398      $10.582         8,148
                             2013        $10.582      $10.464         6,543
                             2014        $10.464      $10.422         6,578
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2005        $10.328      $10.457        36,620
                             2006        $10.457      $10.775        52,665
                             2007        $10.775      $11.135        46,208
                             2008        $11.135      $11.235        70,987
                             2009        $11.235      $11.069        54,675
                             2010        $11.069      $10.903        22,345
                             2011        $10.903      $10.740        36,182
                             2012        $10.740      $10.578        24,351
                             2013        $10.578      $10.420        27,301
                             2014        $10.420      $10.264         7,761
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2005        $ 7.052      $ 8.207       241,473
                             2006        $ 8.207      $ 8.422       188,461
                             2007        $ 8.422      $ 9.915       165,865
                             2008        $ 9.915      $ 5.114       149,256
                             2009        $ 5.114      $ 8.630       138,592
                             2010        $ 8.630      $10.859       127,972
                             2011        $10.859      $ 9.974        90,419
                             2012        $ 9.974      $11.039        81,022
                             2013        $11.039      $16.391        86,844
                             2014        $16.391      $17.065        95,737
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2005        $10.533      $11.238       126,554
                             2006        $11.238      $12.731       111,525
                             2007        $12.731      $13.621        99,969
                             2008        $13.621      $10.198        89,673
                             2009        $10.198      $12.027        89,342
                             2010        $12.027      $12.652        83,125
                             2011        $12.652      $11.470        68,869
                             2012        $11.470      $12.076        63,538
                             2013        $12.076      $12.874             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $10.658      $11.047        22,040
                             2006        $11.047      $12.612        21,435
                             2007        $12.612      $11.670        17,489
                             2008        $11.670      $ 7.046         6,035
                             2009        $ 7.046      $ 9.009         2,157
                             2010        $ 9.009      $10.149         2,106
                             2011        $10.149      $ 9.532         1,847
                             2012        $ 9.532      $11.185         1,803
                             2013        $11.185      $14.946         1,803
                             2014        $14.946      $16.301         1,803

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $ 8.272      $ 9.142        27,526
                             2006        $ 9.142      $11.500        24,109
                             2007        $11.500      $12.273        30,068
                             2008        $12.273      $ 6.775        27,932
                             2009        $ 6.775      $ 8.317        10,428
                             2010        $ 8.317      $ 9.013         6,185
                             2011        $ 9.013      $ 7.374         3,410
                             2012        $ 7.374      $ 8.854         3,378
                             2013        $ 8.854      $11.168         3,237
                             2014        $11.168      $10.254         3,219
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2005        $13.374      $14.099           701
                             2006        $14.099      $16.289           701
                             2007        $16.289      $14.002           701
                             2008        $14.002      $ 8.362           462
                             2009        $ 8.362      $10.833           462
                             2010        $10.833      $13.442             0
                             2011        $13.442      $12.614             0
                             2012        $12.614      $14.596             0
                             2013        $14.596      $20.069           784
                             2014        $20.069      $20.445           827
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $ 5.706      $ 5.940        29,031
                             2006        $ 5.940      $ 6.169        28,932
                             2007        $ 6.169      $ 6.411        18,038
                             2008        $ 6.411      $ 3.976        18,028
                             2009        $ 3.976      $ 6.418        16,727
                             2010        $ 6.418      $ 7.636        19,239
                             2011        $ 7.636      $ 6.178        19,540
                             2012        $ 6.178      $ 6.951        17,538
                             2013        $ 6.951      $ 9.839         8,406
                             2014        $ 9.839      $10.633           862
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2005        $ 9.423      $12.424        70,216
                             2006        $12.424      $16.782        72,527
                             2007        $16.782      $23.213        79,423
                             2008        $23.213      $ 9.917        98,099
                             2009        $ 9.917      $16.589        83,470
                             2010        $16.589      $19.447        85,822
                             2011        $19.447      $15.665        83,849
                             2012        $15.665      $18.506        83,051
                             2013        $18.506      $18.040        55,412
                             2014        $18.040      $16.970        34,321
UIF GLOBAL INFRASTRUCTURE - CLASS I
                             2014        $10.000      $17.606        20,810
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2005        $ 8.547      $ 9.350        23,231
                             2006        $ 9.350      $11.524        24,810
                             2007        $11.524      $13.005        15,779
                             2008        $13.005      $ 7.093        14,800
                             2009        $ 7.093      $ 9.258        10,374
                             2010        $ 9.258      $ 9.637        10,039
                             2011        $ 9.637      $ 9.142         7,523
                             2012        $ 9.142      $10.251         7,521
                             2013        $10.251      $11.706        69,388
                             2014        $11.706      $11.778        63,382

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2005        $ 6.460      $ 7.362        36,554
                             2006        $ 7.362      $ 7.549        34,992
                             2007        $ 7.549      $ 9.063        20,902
                             2008        $ 9.063      $ 4.536        17,816
                             2009        $ 4.536      $ 7.396        18,118
                             2010        $ 7.396      $ 8.950        16,151
                             2011        $ 8.950      $ 8.568        15,832
                             2012        $ 8.568      $ 9.652        15,489
                             2013        $ 9.652      $14.077         4,618
                             2014        $14.077      $14.746         4,594
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2005        $12.236      $14.170        15,630
                             2006        $14.170      $15.251        11,272
                             2007        $15.251      $18.424        22,203
                             2008        $18.424      $ 9.660        17,496
                             2009        $ 9.660      $15.000         5,524
                             2010        $15.000      $19.548         5,116
                             2011        $19.548      $17.882         4,239
                             2012        $17.882      $19.143         3,829
                             2013        $19.143      $25.922         2,493
                             2014        $25.922      $26.033         2,513
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2005        $22.102      $25.482        16,457
                             2006        $25.482      $34.647        13,944
                             2007        $34.647      $28.297         7,396
                             2008        $28.297      $17.308         6,196
                             2009        $17.308      $21.880         3,402
                             2010        $21.880      $28.007         4,056
                             2011        $28.007      $29.218         3,670
                             2012        $29.218      $33.334         3,844
                             2013        $33.334      $33.505         2,114
                             2014        $33.505      $42.808         2,104

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.45

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $11.143      $11.476        6,825
                             2006        $11.476      $13.220        2,849
                             2007        $13.220      $13.648            1
                             2008        $13.648      $ 7.969            1
                             2009        $ 7.969      $ 9.443            0
                             2010        $ 9.443      $10.488            0
                             2011        $10.488      $10.954            0
                             2012        $10.954      $12.645            0
                             2013        $12.645      $16.758            0
                             2014        $16.758      $18.033            0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $ 7.883      $ 8.666            0
                             2006        $ 8.666      $ 8.427            0
                             2007        $ 8.427      $ 9.347            0
                             2008        $ 9.347      $ 5.283            0
                             2009        $ 5.283      $ 6.911            0
                             2010        $ 6.911      $ 7.812            0
                             2011        $ 7.812      $ 7.767            0
                             2012        $ 7.767      $ 8.685            0
                             2013        $ 8.685      $11.436            0
                             2014        $11.436      $12.720            0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $ 7.038      $ 7.958        4,291
                             2006        $ 7.958      $ 7.786            0
                             2007        $ 7.786      $ 8.709            0
                             2008        $ 8.709      $ 5.160            0
                             2009        $ 5.160      $ 6.967            0
                             2010        $ 6.967      $ 7.534            0
                             2011        $ 7.534      $ 7.175            0
                             2012        $ 7.175      $ 8.204            0
                             2013        $ 8.204      $11.066            0
                             2014        $11.066      $12.404            0
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.698      $10.882            0
                             2006        $10.882      $11.719            0
                             2007        $11.719      $11.851            0
                             2008        $11.851      $ 8.941            0
                             2009        $ 8.941      $12.562            0
                             2010        $12.562      $14.009            0
                             2011        $14.009      $14.423            0
                             2012        $14.423      $16.410            0
                             2013        $16.410      $17.423            0
                             2014        $17.423      $17.151            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.243      $11.248            0
                             2006        $11.248      $13.095          740
                             2007        $13.095      $13.377          739
                             2008        $13.377      $ 9.265          739
                             2009        $ 9.265      $12.370          738
                             2010        $12.370      $13.723          738
                             2011        $13.723      $13.835          737
                             2012        $13.835      $15.345          737
                             2013        $15.345      $17.215          736
                             2014        $17.215      $17.733          736
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.955      $11.924            0
                             2006        $11.924      $13.899        1,065
                             2007        $13.899      $14.161        1,064
                             2008        $14.161      $ 8.769        1,063
                             2009        $ 8.769      $10.883        1,062
                             2010        $10.883      $11.915        1,062
                             2011        $11.915      $11.610        1,061
                             2012        $11.610      $13.059        1,060
                             2013        $13.059      $16.492        1,060
                             2014        $16.492      $17.395        1,059
FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.336            0
                             2006        $11.336      $13.058          192
                             2007        $13.058      $12.550          192
                             2008        $12.550      $ 8.277          192
                             2009        $ 8.277      $10.526          192
                             2010        $10.526      $13.289          192
                             2011        $13.289      $12.593          192
                             2012        $12.593      $14.679          192
                             2013        $14.679      $19.691          191
                             2014        $19.691      $19.498          191
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.522      $12.498          311
                             2006        $12.498      $14.946          310
                             2007        $14.946      $16.989          305
                             2008        $16.989      $ 9.973          305
                             2009        $ 9.973      $13.457            0
                             2010        $13.457      $14.365        1,345
                             2011        $14.365      $12.640        1,345
                             2012        $12.640      $14.714        1,345
                             2013        $14.714      $17.816            0
                             2014        $17.816      $15.589            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2005        $ 5.829      $ 6.195        3,221
                             2006        $ 6.195      $ 6.274        3,220
                             2007        $ 6.274      $ 7.225            0
                             2008        $ 7.225      $ 3.629            0
                             2009        $ 3.629      $ 5.934            0
                             2010        $ 5.934      $ 7.002            0
                             2011        $ 7.002      $ 6.468            0
                             2012        $ 6.468      $ 7.243            0
                             2013        $ 7.243      $ 9.994            0
                             2014        $ 9.994      $10.671            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                             2005        $10.964      $12.124         2,395
                             2006        $12.124      $14.409         2,490
                             2007        $14.409      $15.300           533
                             2008        $15.300      $ 8.844           533
                             2009        $ 8.844      $12.122           532
                             2010        $12.122      $14.591           532
                             2011        $14.591      $14.499           531
                             2012        $14.499      $16.746           531
                             2013        $16.746      $22.139           531
                             2014        $22.139      $23.924           530
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2005        $ 7.453      $ 7.988             0
                             2006        $ 7.988      $ 8.361             0
                             2007        $ 8.361      $ 9.220             0
                             2008        $ 9.220      $ 5.221             0
                             2009        $ 5.221      $ 6.224             0
                             2010        $ 6.224      $ 7.077             0
                             2011        $ 7.077      $ 6.417             0
                             2012        $ 6.417      $ 7.372             0
INVESCO V.I. COMSTOCK FUND - SERIES I
                             2005        $12.047      $12.380         8,965
                             2006        $12.380      $14.175         8,963
                             2007        $14.175      $13.671         8,952
                             2008        $13.671      $ 8.659         8,950
                             2009        $ 8.659      $10.980         8,352
                             2010        $10.980      $12.538         8,350
                             2011        $12.538      $12.118         8,349
                             2012        $12.118      $14.226             0
                             2013        $14.226      $19.047             0
                             2014        $19.047      $20.514             0
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.802             0
                             2007        $10.802      $11.497             0
                             2008        $11.497      $ 7.909             0
                             2009        $ 7.909      $ 9.992             0
                             2010        $ 9.992      $10.778             0
                             2011        $10.778      $10.606             0
                             2012        $10.606      $11.892             0
                             2013        $11.892      $15.134             0
                             2014        $15.134      $16.115             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2005        $10.634      $11.058        25,782
                             2006        $11.058      $12.096        10,598
                             2007        $12.096      $12.412         4,911
                             2008        $12.412      $ 7.779         2,501
                             2009        $ 7.779      $ 9.520         2,365
                             2010        $ 9.520      $10.357           441
                             2011        $10.357      $10.219           441
                             2012        $10.219      $11.945             0
                             2013        $11.945      $15.412             0
                             2014        $15.412      $17.121         3,963
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $14.149             0
                             2012        $14.149      $15.682             0
                             2013        $15.682      $19.330             0
                             2014        $19.330      $20.752             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.318            0
                             2012        $10.318      $11.556            0
                             2013        $11.556      $13.939            0
                             2014        $13.939      $13.819            0
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2005        $12.074      $12.642        4,222
                             2006        $12.642      $15.180        2,054
                             2007        $15.180      $15.995        2,048
                             2008        $15.995      $ 9.301          296
                             2009        $ 9.301      $10.664            0
                             2010        $10.664      $11.767            0
                             2011        $11.767      $12.711            0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $12.420          917
                             2014        $12.420      $12.440            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2005        $ 7.741      $ 7.789        1,189
                             2006        $ 7.789      $ 8.382          681
                             2007        $ 8.382      $ 8.597          680
                             2008        $ 8.597      $ 6.507          679
                             2009        $ 6.507      $ 9.261          678
                             2010        $ 9.261      $10.051        1,627
                             2011        $10.051      $10.093        1,626
                             2012        $10.093      $11.812          949
                             2013        $11.812      $12.232            0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2005        $12.237      $12.888          237
                             2006        $12.888      $14.493          237
                             2007        $14.493      $14.727            0
                             2008        $14.727      $10.688            0
                             2009        $10.688      $13.172            0
                             2010        $13.172      $14.574            0
                             2011        $14.574      $15.528            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2005        $10.824      $11.468            0
                             2006        $11.468      $12.562          197
                             2007        $12.562      $13.549          197
                             2008        $13.549      $ 9.535          197
                             2009        $ 9.535      $12.225          197
                             2010        $12.225      $13.736          197
                             2011        $13.736      $12.663          196
                             2012        $12.663      $13.833          196
                             2013        $13.833      $17.545          196
                             2014        $17.545      $18.042          196
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.133      $12.179            0
                             2006        $12.179      $12.583            0
                             2007        $12.583      $14.569            0
                             2008        $14.569      $ 7.626            0
                             2009        $ 7.626      $11.742            0
                             2010        $11.742      $14.714            0
                             2011        $14.714      $13.132            0
                             2012        $13.132      $14.433            0
                             2013        $14.433      $19.413            0
                             2014        $19.413      $20.585            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2005        $ 9.021      $ 9.295        12,290
                             2006        $ 9.295      $10.576        11,965
                             2007        $10.576      $10.957        10,072
                             2008        $10.957      $ 6.789        10,067
                             2009        $ 6.789      $ 8.446         2,254
                             2010        $ 8.446      $ 9.553         8,520
                             2011        $ 9.553      $ 9.580         8,519
                             2012        $ 9.580      $10.910         8,517
                             2013        $10.910      $14.169         9,909
                             2014        $14.169      $15.810        16,195
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2005        $ 7.728      $ 8.721         8,199
                             2006        $ 8.721      $10.332         6,810
                             2007        $10.332      $12.242            77
                             2008        $12.242      $ 8.043            76
                             2009        $ 8.043      $ 9.444             0
                             2010        $ 9.444      $ 9.943             0
                             2011        $ 9.943      $11.364             0
                             2012        $11.364      $13.280             0
                             2013        $13.280      $15.417             0
                             2014        $15.417      $16.318             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2005        $ 7.489      $ 9.083         7,843
                             2006        $ 9.083      $ 9.645        12,018
                             2007        $ 9.645      $11.363         3,394
                             2008        $11.363      $ 5.722         3,393
                             2009        $ 5.722      $ 9.547         3,392
                             2010        $ 9.547      $11.846             0
                             2011        $11.846      $10.809             0
                             2012        $10.809      $11.904             0
                             2013        $11.904      $12.648             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2005        $ 9.196      $ 9.842        10,945
                             2006        $ 9.842      $12.619         7,008
                             2007        $12.619      $14.362         4,079
                             2008        $14.362      $ 8.102         3,548
                             2009        $ 8.102      $10.190         3,547
                             2010        $10.190      $10.758             0
                             2011        $10.758      $ 9.571             0
                             2012        $ 9.571      $11.168             0
                             2013        $11.168      $14.021             0
                             2014        $14.021      $12.544             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2005        $ 8.309      $ 8.738             0
                             2006        $ 8.738      $10.200             0
                             2007        $10.200      $11.758             0
                             2008        $11.758      $ 6.502             0
                             2009        $ 6.502      $ 6.216             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2005        $12.421      $12.638        11,928
                             2006        $12.638      $13.152        11,360
                             2007        $13.152      $13.724         8,483
                             2008        $13.724      $12.307         8,482
                             2009        $12.307      $14.854             0
                             2010        $14.854      $15.982         2,916
                             2011        $15.982      $16.525         2,915
                             2012        $16.525      $18.563        12,876
                             2013        $18.563      $18.466        12,776
                             2014        $18.466      $19.597             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2005        $10.829      $10.862             0
                             2006        $10.862      $11.153             0
                             2007        $11.153      $11.304             0
                             2008        $11.304      $ 9.471             0
                             2009        $ 9.471      $ 9.862             0
                             2010        $ 9.862      $ 9.939             0
                             2011        $ 9.939      $10.056             0
                             2012        $10.056      $10.232             0
                             2013        $10.232      $10.114             0
                             2014        $10.114      $10.071             0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2005        $10.065      $10.187        11,621
                             2006        $10.187      $10.494        11,352
                             2007        $10.494      $10.841            49
                             2008        $10.841      $10.936            49
                             2009        $10.936      $10.771            49
                             2010        $10.771      $10.606             0
                             2011        $10.606      $10.444             0
                             2012        $10.444      $10.284             0
                             2013        $10.284      $10.127             0
                             2014        $10.127      $ 9.972             0
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2005        $ 7.486      $ 8.709        35,753
                             2006        $ 8.709      $ 8.934        14,913
                             2007        $ 8.934      $10.515         8,669
                             2008        $10.515      $ 5.422         8,174
                             2009        $ 5.422      $ 9.147         5,330
                             2010        $ 9.147      $11.506             0
                             2011        $11.506      $10.565             0
                             2012        $10.565      $11.689             0
                             2013        $11.689      $17.352             0
                             2014        $17.352      $18.060         3,538
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2005        $10.675      $11.386         4,986
                             2006        $11.386      $12.895         4,023
                             2007        $12.895      $13.792         3,067
                             2008        $13.792      $10.323           714
                             2009        $10.323      $12.170             0
                             2010        $12.170      $12.800             0
                             2011        $12.800      $11.600             0
                             2012        $11.600      $12.210             0
                             2013        $12.210      $13.015             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $10.315      $10.687           273
                             2006        $10.687      $12.198             0
                             2007        $12.198      $11.284             0
                             2008        $11.284      $ 6.811             0
                             2009        $ 6.811      $ 8.705             0
                             2010        $ 8.705      $ 9.804             0
                             2011        $ 9.804      $ 9.205             0
                             2012        $ 9.205      $10.798             0
                             2013        $10.798      $14.425             0
                             2014        $14.425      $15.728             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $ 9.464      $10.455        1,297
                             2006        $10.455      $13.148        2,274
                             2007        $13.148      $14.028          977
                             2008        $14.028      $ 7.742          977
                             2009        $ 7.742      $ 9.500          976
                             2010        $ 9.500      $10.292          975
                             2011        $10.292      $ 8.418          975
                             2012        $ 8.418      $10.104          974
                             2013        $10.104      $12.742          973
                             2014        $12.742      $11.695          973
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2005        $13.364      $14.084            0
                             2006        $14.084      $16.266            0
                             2007        $16.266      $13.978            0
                             2008        $13.978      $ 8.345            0
                             2009        $ 8.345      $10.808            0
                             2010        $10.808      $13.407            0
                             2011        $13.407      $12.577            0
                             2012        $12.577      $14.549            0
                             2013        $14.549      $19.999            0
                             2014        $19.999      $20.368            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $ 6.956      $ 7.240          516
                             2006        $ 7.240      $ 7.516            0
                             2007        $ 7.516      $ 7.808            0
                             2008        $ 7.808      $ 4.841            0
                             2009        $ 4.841      $ 7.812            0
                             2010        $ 7.812      $ 9.292            0
                             2011        $ 9.292      $ 7.516            0
                             2012        $ 7.516      $ 8.453            0
                             2013        $ 8.453      $11.963            0
                             2014        $11.963      $12.924            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2005        $14.072      $18.547            0
                             2006        $18.547      $25.045            0
                             2007        $25.045      $34.633            0
                             2008        $34.633      $14.790            0
                             2009        $14.790      $24.735            0
                             2010        $24.735      $28.988          995
                             2011        $28.988      $23.343          995
                             2012        $23.343      $27.569          995
                             2013        $27.569      $26.866          961
                             2014        $26.866      $25.265            0
UIF GLOBAL INFRASTRUCTURE - CLASS I
                             2014        $10.000      $17.552            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2005        $ 9.626      $10.527        6,953
                             2006        $10.527      $12.971        6,952
                             2007        $12.971      $14.634        6,951
                             2008        $14.634      $ 7.978        6,949
                             2009        $ 7.978      $10.411        6,948
                             2010        $10.411      $10.834        6,947
                             2011        $10.834      $10.275            0
                             2012        $10.275      $11.517            0
                             2013        $11.517      $13.148            0
                             2014        $13.148      $13.225            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2005        $ 7.616      $ 8.677        10,823
                             2006        $ 8.677      $ 8.895        10,820
                             2007        $ 8.895      $10.676        10,817
                             2008        $10.676      $ 5.341        10,812
                             2009        $ 5.341      $ 8.706        10,809
                             2010        $ 8.706      $10.532        10,806
                             2011        $10.532      $10.080             0
                             2012        $10.080      $11.352             0
                             2013        $11.352      $16.551             0
                             2014        $16.551      $17.333             0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2005        $12.227      $14.154         1,682
                             2006        $14.154      $15.230         1,682
                             2007        $15.230      $18.393         1,681
                             2008        $18.393      $ 9.640         1,680
                             2009        $ 9.640      $14.965         1,679
                             2010        $14.965      $19.497           546
                             2011        $19.497      $17.831         4,140
                             2012        $17.831      $19.081             0
                             2013        $19.081      $25.831             0
                             2014        $25.831      $25.934         2,419
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2005        $19.259      $22.197           330
                             2006        $22.197      $30.172           330
                             2007        $30.172      $24.635           136
                             2008        $24.635      $15.063           136
                             2009        $15.063      $19.037           136
                             2010        $19.037      $24.360           538
                             2011        $24.360      $25.406           537
                             2012        $25.406      $28.976           402
                             2013        $28.976      $29.116           388
                             2014        $29.116      $37.190             0

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.48

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $10.682      $10.998        1,014
                             2006        $10.998      $12.665            0
                             2007        $12.665      $13.071            0
                             2008        $13.071      $ 7.630            0
                             2009        $ 7.630      $ 9.039            0
                             2010        $ 9.039      $10.036            0
                             2011        $10.036      $10.479            0
                             2012        $10.479      $12.093            0
                             2013        $12.093      $16.021            0
                             2014        $16.021      $17.235            0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $ 7.027      $ 7.722            0
                             2006        $ 7.722      $ 7.507            0
                             2007        $ 7.507      $ 8.325            0
                             2008        $ 8.325      $ 4.703            0
                             2009        $ 4.703      $ 6.151            0
                             2010        $ 6.151      $ 6.951          327
                             2011        $ 6.951      $ 6.909          328
                             2012        $ 6.909      $ 7.723          792
                             2013        $ 7.723      $10.166        1,500
                             2014        $10.166      $11.304            0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $ 6.333      $ 7.160            0
                             2006        $ 7.160      $ 7.003            0
                             2007        $ 7.003      $ 7.831            0
                             2008        $ 7.831      $ 4.638            0
                             2009        $ 4.638      $ 6.260            0
                             2010        $ 6.260      $ 6.768          337
                             2011        $ 6.768      $ 6.444          345
                             2012        $ 6.444      $ 7.365          845
                             2013        $ 7.365      $ 9.932        1,553
                             2014        $ 9.932      $11.129            0
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.696      $10.877            0
                             2006        $10.877      $11.709            0
                             2007        $11.709      $11.838            0
                             2008        $11.838      $ 8.928            0
                             2009        $ 8.928      $12.541            0
                             2010        $12.541      $13.981            0
                             2011        $13.981      $14.390            0
                             2012        $14.390      $16.368            0
                             2013        $16.368      $17.372            0
                             2014        $17.372      $17.096            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.241      $11.242           0
                             2006        $11.242      $13.085           0
                             2007        $13.085      $13.362           0
                             2008        $13.362      $ 9.252           0
                             2009        $ 9.252      $12.349           0
                             2010        $12.349      $13.696           0
                             2011        $13.696      $13.803           0
                             2012        $13.803      $15.305           0
                             2013        $15.305      $17.165           0
                             2014        $17.165      $17.676           0
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.953      $11.918           0
                             2006        $11.918      $13.888           0
                             2007        $13.888      $14.145           0
                             2008        $14.145      $ 8.756           0
                             2009        $ 8.756      $10.864           0
                             2010        $10.864      $11.891           0
                             2011        $11.891      $11.583           0
                             2012        $11.583      $13.025           0
                             2013        $13.025      $16.444           0
                             2014        $16.444      $17.339           0
FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.334          73
                             2006        $11.334      $13.052          70
                             2007        $13.052      $12.540           0
                             2008        $12.540      $ 8.268           0
                             2009        $ 8.268      $10.511           0
                             2010        $10.511      $13.266           0
                             2011        $13.266      $12.568           0
                             2012        $12.568      $14.645           0
                             2013        $14.645      $19.639           0
                             2014        $19.639      $19.442           0
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.520      $12.492           0
                             2006        $12.492      $14.934           0
                             2007        $14.934      $16.970           0
                             2008        $16.970      $ 9.959           0
                             2009        $ 9.959      $13.434           0
                             2010        $13.434      $14.336           0
                             2011        $14.336      $12.611           0
                             2012        $12.611      $14.676           0
                             2013        $14.676      $17.764           0
                             2014        $17.764      $15.539           0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2005        $ 4.801      $ 5.101         579
                             2006        $ 5.101      $ 5.164           0
                             2007        $ 5.164      $ 5.945           0
                             2008        $ 5.945      $ 2.985           0
                             2009        $ 2.985      $ 4.880           0
                             2010        $ 4.880      $ 5.757         397
                             2011        $ 5.757      $ 5.316         396
                             2012        $ 5.316      $ 5.951           0
                             2013        $ 5.951      $ 8.210           0
                             2014        $ 8.210      $ 8.763           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                             2005        $10.436      $11.537        1,242
                             2006        $11.537      $13.707          918
                             2007        $13.707      $14.550          918
                             2008        $14.550      $ 8.408            0
                             2009        $ 8.408      $11.521            0
                             2010        $11.521      $13.863            0
                             2011        $13.863      $13.772            0
                             2012        $13.772      $15.902            0
                             2013        $15.902      $21.016            0
                             2014        $21.016      $22.704            0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2005        $ 6.197      $ 6.639          356
                             2006        $ 6.639      $ 6.947          908
                             2007        $ 6.947      $ 7.659          541
                             2008        $ 7.659      $ 4.336            0
                             2009        $ 4.336      $ 5.167            0
                             2010        $ 5.167      $ 5.874            0
                             2011        $ 5.874      $ 5.325            0
                             2012        $ 5.325      $ 6.116            0
INVESCO V.I. COMSTOCK FUND - SERIES I
                             2005        $12.037      $12.367        2,229
                             2006        $12.367      $14.156        2,251
                             2007        $14.156      $13.648        2,072
                             2008        $13.648      $ 8.642          579
                             2009        $ 8.642      $10.954          534
                             2010        $10.954      $12.506          180
                             2011        $12.506      $12.083          185
                             2012        $12.083      $14.181            0
                             2013        $14.181      $18.980            0
                             2014        $18.980      $20.436            0
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.800            0
                             2007        $10.800      $11.491            0
                             2008        $11.491      $ 7.903            0
                             2009        $ 7.903      $ 9.981            0
                             2010        $ 9.981      $10.763          200
                             2011        $10.763      $10.588          212
                             2012        $10.588      $11.868            0
                             2013        $11.868      $15.099            0
                             2014        $15.099      $16.073          957
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2005        $10.549      $10.966        8,993
                             2006        $10.966      $11.992        2,466
                             2007        $11.992      $12.302        2,466
                             2008        $12.302      $ 7.707        1,807
                             2009        $ 7.707      $ 9.430        1,807
                             2010        $ 9.430      $10.255        1,806
                             2011        $10.255      $10.115        1,806
                             2012        $10.115      $11.821        1,806
                             2013        $11.821      $15.247          881
                             2014        $15.247      $16.933          881
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $13.755            0
                             2012        $13.755      $15.241            0
                             2013        $15.241      $18.781            0
                             2014        $18.781      $20.157            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.249          735
                             2012        $10.249      $11.475          735
                             2013        $11.475      $13.837          735
                             2014        $13.837      $13.714          735
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2005        $12.018      $12.580        3,620
                             2006        $12.580      $15.100        2,891
                             2007        $15.100      $15.906        2,891
                             2008        $15.906      $ 9.247          735
                             2009        $ 9.247      $10.599          735
                             2010        $10.599      $11.692          735
                             2011        $11.692      $12.628            0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $10.837            0
                             2014        $10.837      $10.852            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2005        $ 6.773      $ 6.813        1,884
                             2006        $ 6.813      $ 7.329        1,883
                             2007        $ 7.329      $ 7.515          594
                             2008        $ 7.515      $ 5.686          594
                             2009        $ 5.686      $ 8.091          593
                             2010        $ 8.091      $ 8.778          593
                             2011        $ 8.778      $ 8.813          593
                             2012        $ 8.813      $10.310          593
                             2013        $10.310      $10.675            0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2005        $11.922      $12.552            0
                             2006        $12.552      $14.111            0
                             2007        $14.111      $14.334            0
                             2008        $14.334      $10.400            0
                             2009        $10.400      $12.813            0
                             2010        $12.813      $14.173            0
                             2011        $14.173      $15.099            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2005        $10.821      $11.462           72
                             2006        $11.462      $12.552           73
                             2007        $12.552      $13.534            0
                             2008        $13.534      $ 9.522            0
                             2009        $ 9.522      $12.205            0
                             2010        $12.205      $13.709          158
                             2011        $13.709      $12.634          168
                             2012        $12.634      $13.797            0
                             2013        $13.797      $17.494            0
                             2014        $17.494      $17.984          848
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.131      $12.173            0
                             2006        $12.173      $12.573            0
                             2007        $12.573      $14.552            0
                             2008        $14.552      $ 7.615            0
                             2009        $ 7.615      $11.722            0
                             2010        $11.722      $14.685          161
                             2011        $14.685      $13.102          155
                             2012        $13.102      $14.396            0
                             2013        $14.396      $19.357            0
                             2014        $19.357      $20.519            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2005        $ 8.318      $ 8.568            0
                             2006        $ 8.568      $ 9.746            0
                             2007        $ 9.746      $10.095            0
                             2008        $10.095      $ 6.253            0
                             2009        $ 6.253      $ 7.776            0
                             2010        $ 7.776      $ 8.793            0
                             2011        $ 8.793      $ 8.815            0
                             2012        $ 8.815      $10.036            0
                             2013        $10.036      $13.031            0
                             2014        $13.031      $14.535            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2005        $ 7.630      $ 8.608        2,297
                             2006        $ 8.608      $10.195            0
                             2007        $10.195      $12.076            0
                             2008        $12.076      $ 7.931            0
                             2009        $ 7.931      $ 9.311            0
                             2010        $ 9.311      $ 9.800            0
                             2011        $ 9.800      $11.197            0
                             2012        $11.197      $13.080            0
                             2013        $13.080      $15.181            0
                             2014        $15.181      $16.066            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2005        $ 6.802      $ 8.247            0
                             2006        $ 8.247      $ 8.755            0
                             2007        $ 8.755      $10.311            0
                             2008        $10.311      $ 5.190            0
                             2009        $ 5.190      $ 8.657            0
                             2010        $ 8.657      $10.740            0
                             2011        $10.740      $ 9.797            0
                             2012        $ 9.797      $10.785            0
                             2013        $10.785      $11.458            0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2005        $ 9.124      $ 9.762        4,520
                             2006        $ 9.762      $12.512        2,473
                             2007        $12.512      $14.235        1,531
                             2008        $14.235      $ 8.029        1,523
                             2009        $ 8.029      $10.094        1,542
                             2010        $10.094      $10.654        1,156
                             2011        $10.654      $ 9.476        1,156
                             2012        $ 9.476      $11.053        1,156
                             2013        $11.053      $13.872            0
                             2014        $13.872      $12.407            0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2005        $ 7.612      $ 8.002        1,557
                             2006        $ 8.002      $ 9.339          954
                             2007        $ 9.339      $10.762          954
                             2008        $10.762      $ 5.950            0
                             2009        $ 5.950      $ 5.687            0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2005        $12.882      $13.102            0
                             2006        $13.102      $13.632            0
                             2007        $13.632      $14.220            0
                             2008        $14.220      $12.748            0
                             2009        $12.748      $15.381            0
                             2010        $15.381      $16.545            0
                             2011        $16.545      $17.102            0
                             2012        $17.102      $19.205            0
                             2013        $19.205      $19.098            0
                             2014        $19.098      $20.262            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2005        $10.906      $10.936             0
                             2006        $10.936      $11.226             0
                             2007        $11.226      $11.374             0
                             2008        $11.374      $ 9.526             0
                             2009        $ 9.526      $ 9.918             0
                             2010        $ 9.918      $ 9.992             0
                             2011        $ 9.992      $10.107             0
                             2012        $10.107      $10.280             0
                             2013        $10.280      $10.158             0
                             2014        $10.158      $10.112             0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2005        $10.106      $10.226           848
                             2006        $10.226      $10.530         1,100
                             2007        $10.530      $10.875           505
                             2008        $10.875      $10.967           505
                             2009        $10.967      $10.798           505
                             2010        $10.798      $10.630           505
                             2011        $10.630      $10.465           505
                             2012        $10.465      $10.301           505
                             2013        $10.301      $10.141           505
                             2014        $10.141      $ 9.983           505
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2005        $ 6.844      $ 7.961        11,110
                             2006        $ 7.961      $ 8.164         5,293
                             2007        $ 8.164      $ 9.606         4,303
                             2008        $ 9.606      $ 4.952         4,172
                             2009        $ 4.952      $ 8.351         4,156
                             2010        $ 8.351      $10.502         3,661
                             2011        $10.502      $ 9.640         3,640
                             2012        $ 9.640      $10.663         3,421
                             2013        $10.663      $15.823         1,610
                             2014        $15.823      $16.464         1,610
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2005        $10.138      $10.810         5,142
                             2006        $10.810      $12.239         2,593
                             2007        $12.239      $13.086         2,593
                             2008        $13.086      $ 9.792           828
                             2009        $ 9.792      $11.540           828
                             2010        $11.540      $12.134           828
                             2011        $12.134      $10.993           828
                             2012        $10.993      $11.567           828
                             2013        $11.567      $12.329             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $10.150      $10.514         1,544
                             2006        $10.514      $11.997             0
                             2007        $11.997      $11.094             0
                             2008        $11.094      $ 6.694             0
                             2009        $ 6.694      $ 8.554             0
                             2010        $ 8.554      $ 9.631             0
                             2011        $ 9.631      $ 9.040             0
                             2012        $ 9.040      $10.601             0
                             2013        $10.601      $14.157             0
                             2014        $14.157      $15.431             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $ 9.110      $10.062         448
                             2006        $10.062      $12.650           0
                             2007        $12.650      $13.493           0
                             2008        $13.493      $ 7.444           0
                             2009        $ 7.444      $ 9.132           0
                             2010        $ 9.132      $ 9.890           0
                             2011        $ 9.890      $ 8.087           0
                             2012        $ 8.087      $ 9.704           0
                             2013        $ 9.704      $12.233           0
                             2014        $12.233      $11.225           0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2005        $13.353      $14.069         143
                             2006        $14.069      $16.244         148
                             2007        $16.244      $13.954         150
                             2008        $13.954      $ 8.329         187
                             2009        $ 8.329      $10.783         184
                             2010        $10.783      $13.372         178
                             2011        $13.372      $12.541         174
                             2012        $12.541      $14.502         432
                             2013        $14.502      $19.929           0
                             2014        $19.929      $20.290           0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $ 6.177      $ 6.427           0
                             2006        $ 6.427      $ 6.670           0
                             2007        $ 6.670      $ 6.927           0
                             2008        $ 6.927      $ 4.294           0
                             2009        $ 4.294      $ 6.927           0
                             2010        $ 6.927      $ 8.236           0
                             2011        $ 8.236      $ 6.660           0
                             2012        $ 6.660      $ 7.488           0
                             2013        $ 7.488      $10.594           0
                             2014        $10.594      $11.442           0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2005        $12.362      $16.288         872
                             2006        $16.288      $21.989         745
                             2007        $21.989      $30.397         745
                             2008        $30.397      $12.978           0
                             2009        $12.978      $21.697           0
                             2010        $21.697      $25.420           0
                             2011        $25.420      $20.464           0
                             2012        $20.464      $24.161           0
                             2013        $24.161      $23.538           0
                             2014        $23.538      $22.129           0
UIF GLOBAL INFRASTRUCTURE - CLASS I
                             2014        $10.000      $17.278           0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2005        $ 9.274      $10.140         237
                             2006        $10.140      $12.490         215
                             2007        $12.490      $14.087           0
                             2008        $14.087      $ 7.678           0
                             2009        $ 7.678      $10.016           0
                             2010        $10.016      $10.420           0
                             2011        $10.420      $ 9.879           0
                             2012        $ 9.879      $11.070           0
                             2013        $11.070      $12.634         880
                             2014        $12.634      $12.704         880

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2005        $ 6.645      $ 7.568         695
                             2006        $ 7.568      $ 7.756           0
                             2007        $ 7.756      $ 9.306           0
                             2008        $ 9.306      $ 4.654           0
                             2009        $ 4.654      $ 7.585           0
                             2010        $ 7.585      $ 9.173           0
                             2011        $ 9.173      $ 8.776           0
                             2012        $ 8.776      $ 9.881           0
                             2013        $ 9.881      $14.401           0
                             2014        $14.401      $15.077           0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2005        $12.217      $14.139           0
                             2006        $14.139      $15.209           0
                             2007        $15.209      $18.362           0
                             2008        $18.362      $ 9.621           0
                             2009        $ 9.621      $14.931           0
                             2010        $14.931      $19.446           0
                             2011        $19.446      $17.779           0
                             2012        $17.779      $19.020           0
                             2013        $19.020      $25.741           0
                             2014        $25.741      $25.836           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2005        $20.626      $23.766         111
                             2006        $23.766      $32.296         102
                             2007        $32.296      $26.360          83
                             2008        $26.360      $16.113          88
                             2009        $16.113      $20.358         110
                             2010        $20.358      $26.043          87
                             2011        $26.043      $27.153          84
                             2012        $27.153      $30.959         190
                             2013        $30.959      $31.100           0
                             2014        $31.100      $39.711           0

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.49

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $11.541      $11.882       713,596
                             2006        $11.882      $13.681       505,215
                             2007        $13.681      $14.119       326,168
                             2008        $14.119      $ 8.241       245,356
                             2009        $ 8.241      $ 9.761       223,542
                             2010        $ 9.761      $10.837       168,992
                             2011        $10.837      $11.314       142,471
                             2012        $11.314      $13.055       128,308
                             2013        $13.055      $17.295       106,310
                             2014        $17.295      $18.603        88,889
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $ 6.447      $ 7.084       261,849
                             2006        $ 7.084      $ 6.886       168,370
                             2007        $ 6.886      $ 7.635       130,882
                             2008        $ 7.635      $ 4.313        98,306
                             2009        $ 4.313      $ 5.641        75,351
                             2010        $ 5.641      $ 6.373        63,639
                             2011        $ 6.373      $ 6.334        55,562
                             2012        $ 6.334      $ 7.080        53,083
                             2013        $ 7.080      $ 9.318        45,260
                             2014        $ 9.318      $10.360        40,276
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $ 5.623      $ 6.356       197,617
                             2006        $ 6.356      $ 6.216       228,467
                             2007        $ 6.216      $ 6.950       139,639
                             2008        $ 6.950      $ 4.116       107,575
                             2009        $ 4.116      $ 5.555        99,920
                             2010        $ 5.555      $ 6.005        62,208
                             2011        $ 6.005      $ 5.717        56,651
                             2012        $ 5.717      $ 6.533        60,209
                             2013        $ 6.533      $ 8.810        52,628
                             2014        $ 8.810      $ 9.871        52,198
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.695      $10.876        19,067
                             2006        $10.876      $11.707        26,301
                             2007        $11.707      $11.835        15,019
                             2008        $11.835      $ 8.925        15,701
                             2009        $ 8.925      $12.535        15,592
                             2010        $12.535      $13.973        18,865
                             2011        $13.973      $14.380        13,961
                             2012        $14.380      $16.355        32,279
                             2013        $16.355      $17.357        33,383
                             2014        $17.357      $17.079        30,806

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.240      $11.240       283,686
                             2006        $11.240      $13.082       250,351
                             2007        $13.082      $13.358       201,496
                             2008        $13.358      $ 9.248       177,967
                             2009        $ 9.248      $12.342       163,528
                             2010        $12.342      $13.687       150,025
                             2011        $13.687      $13.793       140,506
                             2012        $13.793      $15.292       139,861
                             2013        $15.292      $17.150       130,929
                             2014        $17.150      $17.658       117,670
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.952      $11.917       173,535
                             2006        $11.917      $13.885       273,442
                             2007        $13.885      $14.141       191,828
                             2008        $14.141      $ 8.753       160,979
                             2009        $ 8.753      $10.859       130,152
                             2010        $10.859      $11.884        99,776
                             2011        $11.884      $11.575        68,233
                             2012        $11.575      $13.014        66,316
                             2013        $13.014      $16.429        58,097
                             2014        $16.429      $17.322        49,492
FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.333             0
                             2006        $11.333      $13.049        95,424
                             2007        $13.049      $12.537        58,784
                             2008        $12.537      $ 8.265        53,530
                             2009        $ 8.265      $10.506        46,025
                             2010        $10.506      $13.259        39,403
                             2011        $13.259      $12.559        38,356
                             2012        $12.559      $14.634        34,071
                             2013        $14.634      $19.622        26,578
                             2014        $19.622      $19.423        23,619
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.519      $12.491       150,618
                             2006        $12.491      $14.931       192,836
                             2007        $14.931      $16.965       150,627
                             2008        $16.965      $ 9.955       119,215
                             2009        $ 9.955      $13.428       105,268
                             2010        $13.428      $14.327        95,100
                             2011        $14.327      $12.602        71,902
                             2012        $12.602      $14.664        71,990
                             2013        $14.664      $17.748        57,600
                             2014        $17.748      $15.523        49,711
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2005        $12.601      $13.386       755,142
                             2006        $13.386      $13.552       526,881
                             2007        $13.552      $15.599       385,270
                             2008        $15.599      $ 7.832       320,077
                             2009        $ 7.832      $12.801       287,580
                             2010        $12.801      $15.099       236,919
                             2011        $15.099      $13.944       206,610
                             2012        $13.944      $15.608       204,577
                             2013        $15.608      $21.527       182,993
                             2014        $21.527      $22.976       152,180

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                             2005        $10.847      $11.990       541,289
                             2006        $11.990      $14.244       481,937
                             2007        $14.244      $15.118       327,039
                             2008        $15.118      $ 8.736       243,322
                             2009        $ 8.736      $11.969       212,551
                             2010        $11.969      $14.400       177,591
                             2011        $14.400      $14.304       141,299
                             2012        $14.304      $16.514       100,340
                             2013        $16.514      $21.824        76,238
                             2014        $21.824      $23.574        65,470
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2005        $ 6.250      $ 6.695       197,593
                             2006        $ 6.695      $ 7.005       205,733
                             2007        $ 7.005      $ 7.722       152,398
                             2008        $ 7.722      $ 4.371       112,922
                             2009        $ 4.371      $ 5.208        97,591
                             2010        $ 5.208      $ 5.920        66,652
                             2011        $ 5.920      $ 5.366        57,140
                             2012        $ 5.366      $ 6.163             0
INVESCO V.I. COMSTOCK FUND - SERIES I
                             2005        $12.034      $12.362       991,168
                             2006        $12.362      $14.149       798,244
                             2007        $14.149      $13.640       561,599
                             2008        $13.640      $ 8.636       452,274
                             2009        $ 8.636      $10.946       385,799
                             2010        $10.946      $12.495       320,208
                             2011        $12.495      $12.072       265,501
                             2012        $12.072      $14.166       231,376
                             2013        $14.166      $18.958       198,664
                             2014        $18.958      $20.410       141,825
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.799        78,487
                             2007        $10.799      $11.489        55,426
                             2008        $11.489      $ 7.901        46,332
                             2009        $ 7.901      $ 9.977        43,323
                             2010        $ 9.977      $10.758        34,350
                             2011        $10.758      $10.582        27,716
                             2012        $10.582      $11.860        24,540
                             2013        $11.860      $15.088        22,450
                             2014        $15.088      $16.059        19,504
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2005        $36.292      $37.724       774,588
                             2006        $37.724      $41.250       552,084
                             2007        $41.250      $42.310       391,679
                             2008        $42.310      $26.504       320,829
                             2009        $26.504      $32.426       279,580
                             2010        $32.426      $35.261       236,479
                             2011        $35.261      $34.776       212,415
                             2012        $34.776      $40.636       178,754
                             2013        $40.636      $52.408       147,872
                             2014        $52.408      $58.198       120,119
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $17.441        48,105
                             2012        $17.441      $19.324        49,393
                             2013        $19.324      $23.809        45,667
                             2014        $23.809      $25.550        46,460

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $18.106       123,558
                             2012        $18.106      $20.269        94,384
                             2013        $20.269      $24.439        78,579
                             2014        $24.439      $24.219        66,093
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2005        $21.246      $22.237       436,822
                             2006        $22.237      $26.690       307,136
                             2007        $26.690      $28.112       207,958
                             2008        $28.112      $16.341       175,964
                             2009        $16.341      $18.728       163,394
                             2010        $18.728      $20.657       138,525
                             2011        $20.657      $22.310             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $20.278        49,573
                             2014        $20.278      $20.303        38,222
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2005        $12.685      $12.758       170,920
                             2006        $12.758      $13.724       104,383
                             2007        $13.724      $14.070        70,672
                             2008        $14.070      $10.645        61,653
                             2009        $10.645      $15.146        54,876
                             2010        $15.146      $16.430        44,411
                             2011        $16.430      $16.493        39,664
                             2012        $16.493      $19.293        54,045
                             2013        $19.293      $19.976             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2005        $15.127      $15.925       181,022
                             2006        $15.925      $17.902       139,480
                             2007        $17.902      $18.182       103,964
                             2008        $18.182      $13.191        83,388
                             2009        $13.191      $16.250        79,245
                             2010        $16.250      $17.972        60,699
                             2011        $17.972      $19.147             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2005        $10.821      $11.461        96,570
                             2006        $11.461      $12.549        92,001
                             2007        $12.549      $13.530        66,741
                             2008        $13.530      $ 9.518        51,006
                             2009        $ 9.518      $12.198        46,022
                             2010        $12.198      $13.701        46,358
                             2011        $13.701      $12.625        32,784
                             2012        $12.625      $13.786        34,990
                             2013        $13.786      $17.479        33,492
                             2014        $17.479      $17.966        29,727
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.130      $12.173        20,104
                             2006        $12.173      $12.571        24,913
                             2007        $12.571      $14.549        25,323
                             2008        $14.549      $ 7.613        21,176
                             2009        $ 7.613      $11.717        16,149
                             2010        $11.717      $14.678        15,559
                             2011        $14.678      $13.094        14,267
                             2012        $13.094      $14.385        15,582
                             2013        $14.385      $19.341        14,605
                             2014        $19.341      $20.500        12,308

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2005        $10.584      $10.901      1,304,095
                             2006        $10.901      $12.399        979,066
                             2007        $12.399      $12.840        668,100
                             2008        $12.840      $ 7.953        530,507
                             2009        $ 7.953      $ 9.889        495,886
                             2010        $ 9.889      $11.181        385,547
                             2011        $11.181      $11.208        331,470
                             2012        $11.208      $12.759        302,333
                             2013        $12.759      $16.565        260,498
                             2014        $16.565      $18.475        262,105
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2005        $24.813      $27.994        246,774
                             2006        $27.994      $33.151        191,485
                             2007        $33.151      $39.261        140,655
                             2008        $39.261      $25.784        118,365
                             2009        $25.784      $30.265        102,064
                             2010        $30.265      $31.851         87,565
                             2011        $31.851      $36.388         72,178
                             2012        $36.388      $42.506         60,310
                             2013        $42.506      $49.328         51,045
                             2014        $49.328      $52.203              0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2005        $10.319      $12.510        692,992
                             2006        $12.510      $13.279        558,156
                             2007        $13.279      $15.638        369,913
                             2008        $15.638      $ 7.871        256,091
                             2009        $ 7.871      $13.127        219,874
                             2010        $13.127      $16.283        178,174
                             2011        $16.283      $14.852        159,788
                             2012        $14.852      $16.349        146,264
                             2013        $16.349      $17.369              0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2005        $35.120      $37.572        256,371
                             2006        $37.572      $48.153        191,573
                             2007        $48.153      $54.780        139,659
                             2008        $54.780      $30.892        112,440
                             2009        $30.892      $38.835         90,105
                             2010        $38.835      $40.985         74,921
                             2011        $40.985      $36.450         65,264
                             2012        $36.450      $42.513         55,322
                             2013        $42.513      $53.351         48,841
                             2014        $53.351      $47.712         41,757
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2005        $ 8.292      $ 8.716        257,313
                             2006        $ 8.716      $10.170        197,125
                             2007        $10.170      $11.719        152,112
                             2008        $11.719      $ 6.478        127,593
                             2009        $ 6.478      $ 6.192              0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2005        $24.099      $24.509        460,366
                             2006        $24.509      $25.497        344,442
                             2007        $25.497      $26.595        277,439
                             2008        $26.595      $23.840        191,910
                             2009        $23.840      $28.761        171,434
                             2010        $28.761      $30.933        134,937
                             2011        $30.933      $31.972        120,930
                             2012        $31.972      $35.901         92,924
                             2013        $35.901      $35.697         88,131
                             2014        $35.697      $37.869         76,796

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2005       $ 11.311      $ 11.341      457,645
                             2006       $ 11.341      $ 11.640      332,221
                             2007       $ 11.640      $ 11.793      294,491
                             2008       $ 11.793      $  9.877      215,876
                             2009       $  9.877      $ 10.281      215,041
                             2010       $ 10.281      $ 10.357      184,811
                             2011       $ 10.357      $ 10.475      158,566
                             2012       $ 10.475      $ 10.653      110,909
                             2013       $ 10.653      $ 10.526       94,799
                             2014       $ 10.526      $ 10.477       91,363
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2005       $ 13.787      $ 13.949      537,764
                             2006       $ 13.949      $ 14.363      454,914
                             2007       $ 14.363      $ 14.832      448,542
                             2008       $ 14.832      $ 14.956      498,934
                             2009       $ 14.956      $ 14.723      373,358
                             2010       $ 14.723      $ 14.493      305,737
                             2011       $ 14.493      $ 14.266      264,352
                             2012       $ 14.266      $ 14.042      190,943
                             2013       $ 14.042      $ 13.822      170,808
                             2014       $ 13.822      $ 13.605      158,464
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2005       $ 48.750      $ 56.695      548,534
                             2006       $ 56.695      $ 58.138      391,964
                             2007       $ 58.138      $ 68.396      273,298
                             2008       $ 68.396      $ 35.256      220,235
                             2009       $ 35.256      $ 59.448      191,605
                             2010       $ 59.448      $ 74.752      167,319
                             2011       $ 74.752      $ 68.614      147,870
                             2012       $ 68.614      $ 75.884      128,205
                             2013       $ 75.884      $112.597      138,375
                             2014       $112.597      $117.149      117,544
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2005       $ 32.248      $ 34.382      620,128
                             2006       $ 34.382      $ 38.922      466,433
                             2007       $ 38.922      $ 41.612      338,512
                             2008       $ 41.612      $ 31.133      277,545
                             2009       $ 31.133      $ 36.690      243,950
                             2010       $ 36.690      $ 38.573      228,830
                             2011       $ 38.573      $ 34.943      179,250
                             2012       $ 34.943      $ 36.765      159,111
                             2013       $ 36.765      $ 39.185            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005       $ 10.859      $ 11.247      146,737
                             2006       $ 11.247      $ 12.832      116,393
                             2007       $ 12.832      $ 11.866       50,373
                             2008       $ 11.866      $  7.159       40,999
                             2009       $  7.159      $  9.147       38,116
                             2010       $  9.147      $ 10.297       32,192
                             2011       $ 10.297      $  9.664       25,824
                             2012       $  9.664      $ 11.332       22,152
                             2013       $ 11.332      $ 15.132       19,973
                             2014       $ 15.132      $ 16.492       12,420

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $ 8.306      $ 9.173       395,391
                             2006        $ 9.173      $11.531       384,374
                             2007        $11.531      $12.298       307,367
                             2008        $12.298      $ 6.784       207,734
                             2009        $ 6.784      $ 8.321       173,432
                             2010        $ 8.321      $ 9.011       116,793
                             2011        $ 9.011      $ 7.367        93,727
                             2012        $ 7.367      $ 8.840        78,133
                             2013        $ 8.840      $11.143        71,475
                             2014        $11.143      $10.224        58,544
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2005        $13.349      $14.063        41,540
                             2006        $14.063      $16.236        25,716
                             2007        $16.236      $13.946        13,426
                             2008        $13.946      $ 8.323        10,024
                             2009        $ 8.323      $10.775         9,771
                             2010        $10.775      $13.361        11,262
                             2011        $13.361      $12.529        10,707
                             2012        $12.529      $14.487        11,297
                             2013        $14.487      $19.906        10,386
                             2014        $19.906      $20.265        10,474
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $ 5.693      $ 5.922       212,282
                             2006        $ 5.922      $ 6.146       135,468
                             2007        $ 6.146      $ 6.382        75,994
                             2008        $ 6.382      $ 3.955        65,674
                             2009        $ 3.955      $ 6.380        62,414
                             2010        $ 6.380      $ 7.586        54,690
                             2011        $ 7.586      $ 6.134        50,815
                             2012        $ 6.134      $ 6.895        46,416
                             2013        $ 6.895      $ 9.754        40,935
                             2014        $ 9.754      $10.534        26,253
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2005        $12.032      $15.852       266,461
                             2006        $15.852      $21.398       229,253
                             2007        $21.398      $29.577       165,388
                             2008        $29.577      $12.627       125,288
                             2009        $12.627      $21.107       117,646
                             2010        $21.107      $24.727        96,528
                             2011        $24.727      $19.904        81,558
                             2012        $19.904      $23.497        69,825
                             2013        $23.497      $22.890        55,521
                             2014        $22.890      $21.517        45,441
UIF GLOBAL INFRASTRUCTURE - CLASS I
                             2014        $10.000      $56.136        44,750
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2005        $ 9.779      $10.690       279,738
                             2006        $10.690      $13.167       224,033
                             2007        $13.167      $14.849       170,861
                             2008        $14.849      $ 8.092       157,355
                             2009        $ 8.092      $10.556       135,158
                             2010        $10.556      $10.980       113,963
                             2011        $10.980      $10.409        95,389
                             2012        $10.409      $11.663        81,110
                             2013        $11.663      $13.310       511,388
                             2014        $13.310      $13.382       437,201

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2005        $ 9.302      $10.594       418,498
                             2006        $10.594      $10.855       316,705
                             2007        $10.855      $13.023       244,103
                             2008        $13.023      $ 6.513       206,714
                             2009        $ 6.513      $10.612       166,356
                             2010        $10.612      $12.833       126,520
                             2011        $12.833      $12.277       107,042
                             2012        $12.277      $13.820        90,652
                             2013        $13.820      $20.142        71,184
                             2014        $20.142      $21.085        61,717
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2005        $12.214      $14.134       135,132
                             2006        $14.134      $15.201       129,398
                             2007        $15.201      $18.351       100,264
                             2008        $18.351      $ 9.615        86,308
                             2009        $ 9.615      $14.919        78,926
                             2010        $14.919      $19.430        56,735
                             2011        $19.430      $17.762        49,554
                             2012        $17.762      $19.000        33,106
                             2013        $19.000      $25.711        27,462
                             2014        $25.711      $25.803        22,143
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2005        $21.413      $24.670       193,931
                             2006        $24.670      $33.520       132,182
                             2007        $33.520      $27.357        80,278
                             2008        $27.357      $16.721        62,592
                             2009        $16.721      $21.123        51,313
                             2010        $21.123      $27.020        42,151
                             2011        $27.020      $28.169        27,928
                             2012        $28.169      $32.114        27,134
                             2013        $32.114      $32.256        24,397
                             2014        $32.256      $41.184        18,982

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
        ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.51

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $11.116      $11.442        27,779
                             2006        $11.442      $13.172        20,831
                             2007        $13.172      $13.590        20,530
                             2008        $13.590      $ 7.931        18,409
                             2009        $ 7.931      $ 9.392        18,409
                             2010        $ 9.392      $10.425        18,409
                             2011        $10.425      $10.882        17,372
                             2012        $10.882      $12.554        15,921
                             2013        $12.554      $16.627         2,059
                             2014        $16.627      $17.882         2,059
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $ 7.864      $ 8.640        13,238
                             2006        $ 8.640      $ 8.396         9,818
                             2007        $ 8.396      $ 9.308         9,818
                             2008        $ 9.308      $ 5.257         9,817
                             2009        $ 5.257      $ 6.874         1,516
                             2010        $ 6.874      $ 7.765             0
                             2011        $ 7.765      $ 7.715             0
                             2012        $ 7.715      $ 8.623             0
                             2013        $ 8.623      $11.347             0
                             2014        $11.347      $12.613             0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $ 7.021      $ 7.935         1,538
                             2006        $ 7.935      $ 7.758         1,537
                             2007        $ 7.758      $ 8.673         1,535
                             2008        $ 8.673      $ 5.136         1,533
                             2009        $ 5.136      $ 6.929         1,531
                             2010        $ 6.929      $ 7.489           523
                             2011        $ 7.489      $ 7.128           522
                             2012        $ 7.128      $ 8.145           521
                             2013        $ 8.145      $10.980           521
                             2014        $10.980      $12.300           520
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.694      $10.871             0
                             2006        $10.871      $11.700             0
                             2007        $11.700      $11.825             0
                             2008        $11.825      $ 8.916             0
                             2009        $ 8.916      $12.519           226
                             2010        $12.519      $13.953           226
                             2011        $13.953      $14.357             0
                             2012        $14.357      $16.325             0
                             2013        $16.325      $17.322             0
                             2014        $17.322      $17.041             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.239      $11.236        2,854
                             2006        $11.236      $13.074        8,466
                             2007        $13.075      $13.348        6,572
                             2008        $13.348      $ 9.239        1,883
                             2009        $ 9.239      $12.328        1,883
                             2010        $12.328      $13.669        3,262
                             2011        $13.669      $13.772        3,443
                             2012        $13.772      $15.266        2,047
                             2013        $15.266      $17.116        4,322
                             2014        $17.116      $17.620        4,232
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.950      $11.912            0
                             2006        $11.912      $13.877        3,922
                             2007        $13.877      $14.129        1,885
                             2008        $14.129      $ 8.744        1,885
                             2009        $ 8.744      $10.846        1,885
                             2010        $10.846      $11.867        2,100
                             2011        $11.867      $11.556        3,143
                             2012        $11.556      $12.991        2,080
                             2013        $12.991      $16.396        1,993
                             2014        $16.396      $17.284        1,885
FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.332            0
                             2006        $11.332      $13.045          615
                             2007        $13.045      $12.530          615
                             2008        $12.530      $ 8.259          615
                             2009        $ 8.259      $10.496          615
                             2010        $10.496      $13.244          615
                             2011        $13.244      $12.543          615
                             2012        $12.543      $14.611          615
                             2013        $14.611      $19.588          615
                             2014        $19.588      $19.386          615
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.518      $12.486        3,642
                             2006        $12.486      $14.922        3,616
                             2007        $14.922      $16.952        3,595
                             2008        $16.952      $ 9.945        3,486
                             2009        $ 9.945      $13.412            0
                             2010        $13.412      $14.307            0
                             2011        $14.307      $12.582            0
                             2012        $12.582      $14.638            0
                             2013        $14.638      $17.713            0
                             2014        $17.713      $15.489            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2005        $ 5.815      $ 6.176        2,519
                             2006        $ 6.176      $ 6.251        1,865
                             2007        $ 6.251      $ 7.194        1,756
                             2008        $ 7.194      $ 3.611        1,617
                             2009        $ 3.611      $ 5.901        1,457
                             2010        $ 5.901      $ 6.960          612
                             2011        $ 6.960      $ 6.426            0
                             2012        $ 6.426      $ 7.191          279
                             2013        $ 7.191      $ 9.916          278
                             2014        $ 9.916      $10.582          277

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                             2005        $10.937      $12.088           346
                             2006        $12.088      $14.357         2,261
                             2007        $14.357      $15.235         2,123
                             2008        $15.235      $ 8.802         2,156
                             2009        $ 8.802      $12.057         2,142
                             2010        $12.057      $14.503         2,124
                             2011        $14.503      $14.404         2,120
                             2012        $14.404      $16.626         2,109
                             2013        $16.626      $21.967         2,092
                             2014        $21.967      $23.723         2,086
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2005        $ 7.435      $ 7.964             0
                             2006        $ 7.964      $ 8.330         1,625
                             2007        $ 8.330      $ 9.181         1,300
                             2008        $ 9.181      $ 5.195           303
                             2009        $ 5.195      $ 6.190           301
                             2010        $ 6.190      $ 7.035           300
                             2011        $ 7.035      $ 6.375           298
                             2012        $ 6.375      $ 7.322             0
INVESCO V.I. COMSTOCK FUND - SERIES I
                             2005        $12.028      $12.353        14,986
                             2006        $12.353      $14.136        18,855
                             2007        $14.136      $13.625        15,965
                             2008        $13.625      $ 8.624        11,473
                             2009        $ 8.624      $10.929         5,898
                             2010        $10.929      $12.473         5,898
                             2011        $12.473      $12.048         5,223
                             2012        $12.048      $14.136         5,223
                             2013        $14.136      $18.914         5,223
                             2014        $18.914      $20.359         5,216
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.798           306
                             2007        $10.798      $11.485           306
                             2008        $11.485      $ 7.897             0
                             2009        $ 7.897      $ 9.970             0
                             2010        $ 9.970      $10.748             0
                             2011        $10.748      $10.570             0
                             2012        $10.570      $11.845             0
                             2013        $11.845      $15.065             0
                             2014        $15.065      $16.032             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2005        $10.608      $11.025        90,045
                             2006        $11.025      $12.126        75,621
                             2007        $12.126      $12.443        70,238
                             2008        $12.443      $ 7.741        64,292
                             2009        $ 7.741      $ 9.469        63,471
                             2010        $ 9.469      $10.295        62,233
                             2011        $10.295      $10.151        59,867
                             2012        $10.151      $11.859        57,377
                             2013        $11.859      $15.292        42,522
                             2014        $15.292      $16.978        31,582
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $14.055             0
                             2012        $14.055      $15.570             0
                             2013        $15.570      $19.179             0
                             2014        $19.179      $20.578             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.250        11,035
                             2012        $10.250      $11.473        10,659
                             2013        $11.473      $13.830         9,239
                             2014        $13.830      $13.703         7,751
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2005        $12.045      $12.604        15,073
                             2006        $12.604      $15.125        13,690
                             2007        $15.125      $15.927        12,919
                             2008        $15.927      $ 9.257        12,306
                             2009        $ 9.257      $10.606        12,050
                             2010        $10.606      $11.697        12,015
                             2011        $11.697      $12.632             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $12.323         1,434
                             2014        $12.323      $12.335         1,432
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2005        $ 7.722      $ 7.765         1,626
                             2006        $ 7.765      $ 8.352         2,467
                             2007        $ 8.352      $ 8.560         2,232
                             2008        $ 8.560      $ 6.475         1,614
                             2009        $ 6.475      $ 9.211         1,510
                             2010        $ 9.211      $ 9.990         1,506
                             2011        $ 9.990      $10.027         1,503
                             2012        $10.027      $11.727         1,437
                             2013        $11.727      $12.141             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2005        $12.208      $12.849             0
                             2006        $12.849      $14.441             0
                             2007        $14.441      $14.665             0
                             2008        $14.665      $10.637             0
                             2009        $10.637      $13.101             0
                             2010        $13.101      $14.486           179
                             2011        $14.486      $15.432             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2005        $10.819      $11.457             0
                             2006        $11.457      $12.542           816
                             2007        $12.542      $13.519           816
                             2008        $13.519      $ 9.509           816
                             2009        $ 9.509      $12.184           816
                             2010        $12.184      $13.681           816
                             2011        $13.681      $12.604           816
                             2012        $12.604      $13.761           816
                             2013        $13.761      $17.444           816
                             2014        $17.444      $17.926           816
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.128      $12.167           164
                             2006        $12.167      $12.563           152
                             2007        $12.563      $14.536           121
                             2008        $14.536      $ 7.605             0
                             2009        $ 7.605      $11.702             0
                             2010        $11.702      $14.656             0
                             2011        $14.656      $13.072             0
                             2012        $13.072      $14.358             0
                             2013        $14.358      $19.301             0
                             2014        $19.301      $20.453             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2005        $ 8.999      $ 9.267         4,486
                             2006        $ 9.267      $10.538         7,205
                             2007        $10.538      $10.911         4,484
                             2008        $10.911      $ 6.757         4,483
                             2009        $ 6.757      $ 8.400         4,482
                             2010        $ 8.400      $ 9.495         3,697
                             2011        $ 9.495      $ 9.517         3,697
                             2012        $ 9.517      $10.831         3,697
                             2013        $10.831      $14.059         3,697
                             2014        $14.059      $15.677         3,697
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2005        $ 7.709      $ 8.695        41,322
                             2006        $ 8.695      $10.295        29,667
                             2007        $10.295      $12.190        24,220
                             2008        $12.190      $ 8.004        23,134
                             2009        $ 8.004      $ 9.393        22,963
                             2010        $ 9.393      $ 9.883        21,742
                             2011        $ 9.883      $11.289        20,218
                             2012        $11.289      $13.184        19,545
                             2013        $13.184      $15.297        18,965
                             2014        $15.297      $16.188             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2005        $ 7.471      $ 9.056             0
                             2006        $ 9.056      $ 9.610             0
                             2007        $ 9.610      $11.315             0
                             2008        $11.315      $ 5.694             0
                             2009        $ 5.694      $ 9.495             0
                             2010        $ 9.495      $11.775             0
                             2011        $11.775      $10.738             0
                             2012        $10.738      $11.818             0
                             2013        $11.818      $12.554             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2005        $ 9.174      $ 9.813        40,083
                             2006        $ 9.813      $12.650        37,659
                             2007        $12.650      $14.398        36,497
                             2008        $14.398      $ 8.063        35,963
                             2009        $ 8.063      $10.135        31,747
                             2010        $10.135      $10.693        30,564
                             2011        $10.693      $ 9.508        28,063
                             2012        $ 9.508      $11.088        26,005
                             2013        $11.088      $13.911        18,969
                             2014        $13.911      $12.438         5,601
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2005        $ 8.289      $ 8.711             0
                             2006        $ 8.711      $10.163             0
                             2007        $10.163      $11.709             0
                             2008        $11.709      $ 6.471             0
                             2009        $ 6.471      $ 6.185             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2005        $12.391      $12.600         2,087
                             2006        $12.600      $13.105         2,851
                             2007        $13.105      $13.666         2,486
                             2008        $13.666      $12.248         1,223
                             2009        $12.248      $14.774         1,233
                             2010        $14.774      $15.886           938
                             2011        $15.886      $16.416         1,295
                             2012        $16.416      $18.430         1,171
                             2013        $18.430      $18.322           760
                             2014        $18.322      $19.433           625

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2005        $10.803      $10.829           702
                             2006        $10.829      $11.113         5,707
                             2007        $11.113      $11.257         3,703
                             2008        $11.257      $ 9.425            77
                             2009        $ 9.425      $ 9.809            97
                             2010        $ 9.809      $ 9.880           350
                             2011        $ 9.880      $ 9.990           931
                             2012        $ 9.990      $10.158           519
                             2013        $10.158      $10.035           359
                             2014        $10.035      $ 9.987           144
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2005        $10.041      $10.157        10,780
                             2006        $10.157      $10.456        10,855
                             2007        $10.456      $10.796         9,644
                             2008        $10.796      $10.883        18,207
                             2009        $10.883      $10.712         6,580
                             2010        $10.712      $10.542         6,581
                             2011        $10.542      $10.375         6,565
                             2012        $10.375      $10.210         6,540
                             2013        $10.210      $10.048        11,061
                             2014        $10.048      $ 9.889        10,971
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2005        $ 7.467      $ 8.683       101,797
                             2006        $ 8.683      $ 8.956        99,627
                             2007        $ 8.956      $10.541        96,697
                             2008        $10.541      $ 5.396        85,662
                             2009        $ 5.396      $ 9.097        84,283
                             2010        $ 9.097      $11.437        82,229
                             2011        $11.437      $10.496        76,575
                             2012        $10.496      $11.605        72,917
                             2013        $11.605      $17.217        47,060
                             2014        $17.217      $17.909        34,347
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2005        $10.650      $11.352        47,255
                             2006        $11.352      $12.849        46,736
                             2007        $12.849      $13.734        37,079
                             2008        $13.734      $10.273        24,521
                             2009        $10.273      $12.105        23,460
                             2010        $12.105      $12.723        22,604
                             2011        $12.723      $11.523        20,074
                             2012        $11.523      $12.122        19,827
                             2013        $12.122      $12.919             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $10.290      $10.655             0
                             2006        $10.655      $12.154             0
                             2007        $12.154      $11.236             0
                             2008        $11.236      $ 6.778             0
                             2009        $ 6.778      $ 8.658             0
                             2010        $ 8.658      $ 9.745             0
                             2011        $ 9.745      $ 9.145             0
                             2012        $ 9.145      $10.720             0
                             2013        $10.720      $14.313             0
                             2014        $14.313      $15.596             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $ 9.441      $10.424         3,105
                             2006        $10.424      $13.101         3,884
                             2007        $13.101      $13.969         3,569
                             2008        $13.969      $ 7.704         2,759
                             2009        $ 7.704      $ 9.449         2,759
                             2010        $ 9.449      $10.230         2,759
                             2011        $10.230      $ 8.362         2,759
                             2012        $ 8.362      $10.032         2,649
                             2013        $10.032      $12.643         2,555
                             2014        $12.643      $11.597         2,518
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2005        $13.342      $14.053         2,216
                             2006        $14.053      $16.221         2,216
                             2007        $16.221      $13.930         2,094
                             2008        $13.930      $ 8.312         2,094
                             2009        $ 8.312      $10.758         2,094
                             2010        $10.758      $13.337         2,094
                             2011        $13.337      $12.504         2,094
                             2012        $12.504      $14.456         2,094
                             2013        $14.456      $19.860         2,094
                             2014        $19.860      $20.213         2,094
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $ 6.940      $ 7.218        13,689
                             2006        $ 7.218      $ 7.489        12,740
                             2007        $ 7.489      $ 7.775        12,736
                             2008        $ 7.775      $ 4.818        12,736
                             2009        $ 4.818      $ 7.770        12,736
                             2010        $ 7.770      $ 9.236        12,736
                             2011        $ 9.236      $ 7.467        11,979
                             2012        $ 7.467      $ 8.393        10,867
                             2013        $ 8.393      $11.870           706
                             2014        $11.870      $12.816           688
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2005        $14.037      $18.491         1,079
                             2006        $18.491      $24.955         1,080
                             2007        $24.955      $34.487         1,080
                             2008        $34.487      $14.719         1,080
                             2009        $14.719      $24.601         1,080
                             2010        $24.601      $28.814         1,517
                             2011        $28.814      $23.189         1,517
                             2012        $23.189      $27.370         1,517
                             2013        $27.370      $26.657         1,517
                             2014        $26.657      $25.053         1,080
UIF GLOBAL INFRASTRUCTURE - CLASS I
                             2014        $10.000      $17.405        13,607
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2005        $ 9.602      $10.495         4,447
                             2006        $10.495      $12.924         7,708
                             2007        $12.924      $14.572         7,102
                             2008        $14.572      $ 7.940         6,085
                             2009        $ 7.940      $10.355         1,857
                             2010        $10.355      $10.769         1,877
                             2011        $10.769      $10.207         1,882
                             2012        $10.207      $11.434         1,883
                             2013        $11.434      $13.046        19,812
                             2014        $13.046      $13.114        19,047

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2005        $ 7.597      $ 8.651        2,071
                             2006        $ 8.651      $ 8.863        2,069
                             2007        $ 8.863      $10.631        2,067
                             2008        $10.631      $ 5.315        2,067
                             2009        $ 5.315      $ 8.659        2,721
                             2010        $ 8.659      $10.469        2,721
                             2011        $10.469      $10.014            0
                             2012        $10.014      $11.270            0
                             2013        $11.270      $16.422            0
                             2014        $16.422      $17.187            0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2005        $12.207      $14.123        3,520
                             2006        $14.123      $15.187        3,528
                             2007        $15.187      $18.331        3,397
                             2008        $18.331      $ 9.602        3,397
                             2009        $ 9.602      $14.896        2,108
                             2010        $14.896      $19.396        2,108
                             2011        $19.396      $17.727        2,108
                             2012        $17.727      $18.960        2,108
                             2013        $18.960      $25.651        2,108
                             2014        $25.651      $25.738        2,108
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2005        $19.212      $22.130          161
                             2006        $22.130      $30.064          302
                             2007        $30.064      $24.531          169
                             2008        $24.531      $14.991          169
                             2009        $14.991      $18.934          314
                             2010        $18.934      $24.214          314
                             2011        $24.214      $25.239          169
                             2012        $25.239      $28.768          169
                             2013        $28.768      $28.889          169
                             2014        $28.889      $36.878          169

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                   WITH INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.55

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $10.651      $10.959        4,389
                             2006        $10.959      $12.611        1,291
                             2007        $12.611      $13.006          855
                             2008        $13.006      $ 7.587          962
                             2009        $ 7.587      $ 8.981          535
                             2010        $ 8.981      $ 9.965          535
                             2011        $ 9.965      $10.397            0
                             2012        $10.397      $11.991            0
                             2013        $11.991      $15.874            0
                             2014        $15.874      $17.065            0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $ 7.007      $ 7.694          293
                             2006        $ 7.694      $ 7.475            0
                             2007        $ 7.475      $ 8.283            0
                             2008        $ 8.283      $ 4.677            0
                             2009        $ 4.677      $ 6.112            0
                             2010        $ 6.112      $ 6.902            0
                             2011        $ 6.902      $ 6.855            0
                             2012        $ 6.855      $ 7.658            0
                             2013        $ 7.658      $10.073            0
                             2014        $10.073      $11.193            0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $ 6.315      $ 7.134          145
                             2006        $ 7.134      $ 6.973          160
                             2007        $ 6.973      $ 7.791            0
                             2008        $ 7.791      $ 4.612            0
                             2009        $ 4.612      $ 6.220            0
                             2010        $ 6.220      $ 6.720            0
                             2011        $ 6.720      $ 6.393            0
                             2012        $ 6.393      $ 7.303            0
                             2013        $ 7.303      $ 9.841            0
                             2014        $ 9.841      $11.019            0
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.691      $10.864            0
                             2006        $10.864      $11.687            0
                             2007        $11.687      $11.807            0
                             2008        $11.807      $ 8.899            0
                             2009        $ 8.899      $12.491            0
                             2010        $12.491      $13.915            0
                             2011        $13.915      $14.312            0
                             2012        $14.312      $16.268            0
                             2013        $16.268      $17.255            0
                             2014        $17.255      $16.968            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.236      $11.230        2,780
                             2006        $11.230      $13.061            0
                             2007        $13.061      $13.329            0
                             2008        $13.329      $ 9.222            0
                             2009        $ 9.222      $12.301            0
                             2010        $12.301      $13.633            0
                             2011        $13.633      $13.730            0
                             2012        $13.730      $15.213            0
                             2013        $15.213      $17.051            0
                             2014        $17.051      $17.546            0
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.947      $11.905        2,843
                             2006        $11.905      $13.863            0
                             2007        $13.863      $14.110           69
                             2008        $14.110      $ 8.728           46
                             2009        $ 8.728      $10.822           17
                             2010        $10.822      $11.837            0
                             2011        $11.837      $11.522            0
                             2012        $11.522      $12.947            0
                             2013        $12.947      $16.334            0
                             2014        $16.334      $17.211            0
FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.329            0
                             2006        $11.329      $13.036            0
                             2007        $13.036      $12.517            0
                             2008        $12.517      $ 8.247            0
                             2009        $ 8.247      $10.477            0
                             2010        $10.477      $13.214            0
                             2011        $13.214      $12.509            0
                             2012        $12.509      $14.566            0
                             2013        $14.566      $19.520            0
                             2014        $19.520      $19.311            0
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.515      $12.477            0
                             2006        $12.477      $14.906            0
                             2007        $14.906      $16.927            0
                             2008        $16.927      $ 9.927            0
                             2009        $ 9.927      $13.381            0
                             2010        $13.381      $14.269            0
                             2011        $14.269      $12.543            0
                             2012        $12.543      $14.587            0
                             2013        $14.587      $17.644            0
                             2014        $17.644      $15.423            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2005        $ 4.787      $ 5.082        1,979
                             2006        $ 5.082      $ 5.142        1,999
                             2007        $ 5.142      $ 5.916        1,822
                             2008        $ 5.916      $ 2.968          357
                             2009        $ 2.968      $ 4.849            0
                             2010        $ 4.849      $ 5.716            0
                             2011        $ 5.716      $ 5.275            0
                             2012        $ 5.275      $ 5.901        2,094
                             2013        $ 5.901      $ 8.134        2,093
                             2014        $ 8.134      $ 8.676        2,093

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                             2005        $10.405      $11.496         2,466
                             2006        $11.496      $13.649         2,445
                             2007        $13.649      $14.477         1,999
                             2008        $14.477      $ 8.360           759
                             2009        $ 8.360      $11.448           587
                             2010        $11.448      $13.765           587
                             2011        $13.765      $13.665             0
                             2012        $13.665      $15.767             0
                             2013        $15.767      $20.824             0
                             2014        $20.824      $22.480             0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2005        $ 6.179      $ 6.616         2,363
                             2006        $ 6.616      $ 6.918         2,368
                             2007        $ 6.918      $ 7.621         2,300
                             2008        $ 7.621      $ 4.311         2,361
                             2009        $ 4.311      $ 5.134         2,115
                             2010        $ 5.134      $ 5.832         2,114
                             2011        $ 5.832      $ 5.283         2,113
                             2012        $ 5.283      $ 6.067             0
INVESCO V.I. COMSTOCK FUND - SERIES I
                             2005        $12.015      $12.335        11,003
                             2006        $12.335      $14.109         6,423
                             2007        $14.109      $13.594         6,475
                             2008        $13.594      $ 8.601         5,117
                             2009        $ 8.601      $10.896         5,109
                             2010        $10.896      $12.430         5,104
                             2011        $12.430      $12.002         5,100
                             2012        $12.002      $14.075         5,096
                             2013        $14.075      $18.826         4,700
                             2014        $18.826      $20.256         4,698
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.795             0
                             2007        $10.795      $11.477             0
                             2008        $11.477      $ 7.888             0
                             2009        $ 7.888      $ 9.955             0
                             2010        $ 9.955      $10.728             0
                             2011        $10.728      $10.546             0
                             2012        $10.546      $11.813             0
                             2013        $11.813      $15.018             0
                             2014        $15.018      $15.976             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2005        $10.518      $10.927        11,535
                             2006        $10.927      $11.941         7,097
                             2007        $11.941      $12.240         4,055
                             2008        $12.240      $ 7.663         2,484
                             2009        $ 7.663      $ 9.370         2,482
                             2010        $ 9.370      $10.183         2,481
                             2011        $10.183      $10.037         2,479
                             2012        $10.037      $11.721         1,018
                             2013        $11.721      $15.107         1,017
                             2014        $15.107      $16.766             0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $13.648           374
                             2012        $13.648      $15.112           374
                             2013        $15.112      $18.609           374
                             2014        $18.609      $19.958           374

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.169            0
                             2012        $10.169      $11.377            0
                             2013        $11.377      $13.710            0
                             2014        $13.710      $13.578            0
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2005        $11.983      $12.535        1,369
                             2006        $12.535      $15.036        1,138
                             2007        $15.036      $15.827        1,036
                             2008        $15.827      $ 9.195            0
                             2009        $ 9.195      $10.531            0
                             2010        $10.531      $11.609            0
                             2011        $11.609      $12.536            0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $10.738            0
                             2014        $10.738      $10.745            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2005        $ 6.753      $ 6.788        1,039
                             2006        $ 6.788      $ 7.298          651
                             2007        $ 7.298      $ 7.477          247
                             2008        $ 7.477      $ 5.654          256
                             2009        $ 5.654      $ 8.040            0
                             2010        $ 8.040      $ 8.716            0
                             2011        $ 8.716      $ 8.744            0
                             2012        $ 8.744      $10.223            0
                             2013        $10.223      $10.583            0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2005        $11.887      $12.507          375
                             2006        $12.507      $14.051          375
                             2007        $14.051      $14.263          375
                             2008        $14.263      $10.341          375
                             2009        $10.341      $12.731          374
                             2010        $12.731      $14.072          374
                             2011        $14.072      $14.989            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2005        $10.816      $11.449            0
                             2006        $11.449      $12.528            0
                             2007        $12.528      $13.499            0
                             2008        $13.499      $ 9.491            0
                             2009        $ 9.491      $12.156            0
                             2010        $12.156      $13.645            0
                             2011        $13.645      $12.566            0
                             2012        $12.566      $13.714            0
                             2013        $13.714      $17.376            0
                             2014        $17.376      $17.850            0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.125      $12.159            0
                             2006        $12.159      $12.549            0
                             2007        $12.549      $14.515            0
                             2008        $14.515      $ 7.590            0
                             2009        $ 7.590      $11.675            0
                             2010        $11.675      $14.616            0
                             2011        $14.616      $13.032            0
                             2012        $13.032      $14.308            0
                             2013        $14.308      $19.226            0
                             2014        $19.226      $20.366            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2005        $ 8.294      $ 8.537         3,088
                             2006        $ 8.537      $ 9.705         2,698
                             2007        $ 9.705      $10.044         2,695
                             2008        $10.044      $ 6.218         2,692
                             2009        $ 6.218      $ 7.726         2,687
                             2010        $ 7.726      $ 8.731         2,683
                             2011        $ 8.731      $ 8.747         2,679
                             2012        $ 8.747      $ 9.951         2,676
                             2013        $ 9.951      $12.911         2,673
                             2014        $12.911      $14.391         2,671
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2005        $ 7.608      $ 8.577         8,227
                             2006        $ 8.577      $10.152         6,045
                             2007        $10.152      $12.015             0
                             2008        $12.015      $ 7.886             0
                             2009        $ 7.886      $ 9.251             0
                             2010        $ 9.251      $ 9.730             0
                             2011        $ 9.730      $11.110             0
                             2012        $11.110      $12.969             0
                             2013        $12.969      $15.042             0
                             2014        $15.042      $15.916             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2005        $ 6.782      $ 8.217        10,057
                             2006        $ 8.217      $ 8.717         3,317
                             2007        $ 8.717      $10.259         2,973
                             2008        $10.259      $ 5.161         2,249
                             2009        $ 5.161      $ 8.602         2,248
                             2010        $ 8.602      $10.664         2,247
                             2011        $10.664      $ 9.720         2,246
                             2012        $ 9.720      $10.694         2,245
                             2013        $10.694      $11.359             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2005        $ 9.097      $ 9.726        10,014
                             2006        $ 9.726      $12.458         7,450
                             2007        $12.458      $14.164         7,370
                             2008        $14.164      $ 7.983         5,928
                             2009        $ 7.983      $10.029         5,921
                             2010        $10.029      $10.578         3,651
                             2011        $10.578      $ 9.402         3,158
                             2012        $ 9.402      $10.960         1,474
                             2013        $10.960      $13.745         1,473
                             2014        $13.745      $12.285             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2005        $ 7.590      $ 7.974             0
                             2006        $ 7.974      $ 9.299             0
                             2007        $ 9.299      $10.708             0
                             2008        $10.708      $ 5.916             0
                             2009        $ 5.916      $ 5.653             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2005        $12.844      $13.055         5,365
                             2006        $13.055      $13.573         5,375
                             2007        $13.573      $14.149         5,328
                             2008        $14.149      $12.676         5,273
                             2009        $12.676      $15.283         5,000
                             2010        $15.283      $16.428         4,999
                             2011        $16.428      $16.969         4,665
                             2012        $16.969      $19.043         4,664
                             2013        $19.043      $18.923         4,663
                             2014        $18.923      $20.063         4,662

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2005        $10.874      $10.896         2,950
                             2006        $10.896      $11.177         3,005
                             2007        $11.177      $11.317         2,848
                             2008        $11.317      $ 9.472         1,118
                             2009        $ 9.472      $ 9.854             0
                             2010        $ 9.854      $ 9.921             0
                             2011        $ 9.921      $10.028             0
                             2012        $10.028      $10.193             0
                             2013        $10.193      $10.065             0
                             2014        $10.065      $10.013             0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2005        $10.077      $10.189           729
                             2006        $10.189      $10.485           755
                             2007        $10.485      $10.821           719
                             2008        $10.821      $10.905         2,980
                             2009        $10.905      $10.729            79
                             2010        $10.729      $10.554            78
                             2011        $10.554      $10.383            77
                             2012        $10.383      $10.214            77
                             2013        $10.214      $10.048            76
                             2014        $10.048      $ 9.884            76
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2005        $ 6.825      $ 7.932        27,448
                             2006        $ 7.932      $ 8.129        16,409
                             2007        $ 8.129      $ 9.558        14,220
                             2008        $ 9.558      $ 4.924         9,206
                             2009        $ 4.924      $ 8.297         9,196
                             2010        $ 8.297      $10.427         9,189
                             2011        $10.427      $ 9.565         8,318
                             2012        $ 9.565      $10.572         6,386
                             2013        $10.572      $15.678         8,640
                             2014        $15.678      $16.302         8,636
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2005        $10.109      $10.771        20,005
                             2006        $10.771      $12.186        18,847
                             2007        $12.186      $13.020        10,016
                             2008        $13.020      $ 9.736         9,253
                             2009        $ 9.736      $11.467         9,246
                             2010        $11.467      $12.048         9,241
                             2011        $12.048      $10.908         9,235
                             2012        $10.908      $11.470         7,682
                             2013        $11.470      $12.222             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $10.121      $10.476             0
                             2006        $10.476      $11.945             0
                             2007        $11.945      $11.039             0
                             2008        $11.039      $ 6.656             0
                             2009        $ 6.656      $ 8.499             0
                             2010        $ 8.499      $ 9.562             0
                             2011        $ 9.562      $ 8.970             0
                             2012        $ 8.970      $10.511             0
                             2013        $10.511      $14.027             0
                             2014        $14.027      $15.279             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $ 9.084      $10.026          930
                             2006        $10.026      $12.596          850
                             2007        $12.596      $13.425          788
                             2008        $13.425      $ 7.401          941
                             2009        $ 7.401      $ 9.073          366
                             2010        $ 9.073      $ 9.820          366
                             2011        $ 9.820      $ 8.024            0
                             2012        $ 8.024      $ 9.622            0
                             2013        $ 9.622      $12.121            0
                             2014        $12.121      $11.115            0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2005        $13.328      $14.032           94
                             2006        $14.032      $16.191           93
                             2007        $16.191      $13.899           93
                             2008        $13.899      $ 8.290            0
                             2009        $ 8.290      $10.725            0
                             2010        $10.725      $13.291            0
                             2011        $13.291      $12.456            0
                             2012        $12.456      $14.394            0
                             2013        $14.394      $19.767            0
                             2014        $19.767      $20.111            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $ 6.159      $ 6.404          576
                             2006        $ 6.404      $ 6.641          599
                             2007        $ 6.641      $ 6.893          605
                             2008        $ 6.893      $ 4.269          752
                             2009        $ 4.269      $ 6.882            0
                             2010        $ 6.882      $ 8.178            0
                             2011        $ 8.178      $ 6.608            0
                             2012        $ 6.608      $ 7.425            0
                             2013        $ 7.425      $10.497            0
                             2014        $10.497      $11.329            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2005        $12.326      $16.230          640
                             2006        $16.230      $21.895          639
                             2007        $21.895      $30.246          638
                             2008        $30.246      $12.904            0
                             2009        $12.904      $21.558            0
                             2010        $21.558      $25.240            0
                             2011        $25.240      $20.304            0
                             2012        $20.304      $23.956            0
                             2013        $23.956      $23.323            0
                             2014        $23.323      $21.911            0
UIF GLOBAL INFRASTRUCTURE - CLASS I
                             2014        $10.000      $17.108            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2005        $ 9.247      $10.103            0
                             2006        $10.103      $12.436            0
                             2007        $12.436      $14.017            0
                             2008        $14.017      $ 7.634            0
                             2009        $ 7.634      $ 9.952            0
                             2010        $ 9.952      $10.346            0
                             2011        $10.346      $ 9.802            0
                             2012        $ 9.802      $10.977            0
                             2013        $10.977      $12.519        8,167
                             2014        $12.519      $12.579        7,045

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2005        $ 6.625      $ 7.541         637
                             2006        $ 7.541      $ 7.723         172
                             2007        $ 7.723      $ 9.259           0
                             2008        $ 9.259      $ 4.628           0
                             2009        $ 4.628      $ 7.536           0
                             2010        $ 7.536      $ 9.108           0
                             2011        $ 9.108      $ 8.708           0
                             2012        $ 8.708      $ 9.797           0
                             2013        $ 9.797      $14.269           0
                             2014        $14.269      $14.928           0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2005        $12.194      $14.103         120
                             2006        $14.103      $15.159          98
                             2007        $15.159      $18.289          79
                             2008        $18.289      $ 9.576          53
                             2009        $ 9.576      $14.851          20
                             2010        $14.851      $19.329           0
                             2011        $19.329      $17.659           0
                             2012        $17.659      $18.879           0
                             2013        $18.879      $25.531           0
                             2014        $25.531      $25.608           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2005        $20.567      $23.681         195
                             2006        $23.681      $32.157         100
                             2007        $32.157      $26.229          92
                             2008        $26.229      $16.022          91
                             2009        $16.022      $20.228          90
                             2010        $20.228      $25.859          89
                             2011        $25.859      $26.942          88
                             2012        $26.942      $30.697          88
                             2013        $30.697      $30.815          87
                             2014        $30.815      $39.320          86

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT,
    THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.58

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $11.085      $11.402        23,572
                             2006        $11.402      $13.116        16,545
                             2007        $13.116      $13.524        26,858
                             2008        $13.524      $ 7.886        27,451
                             2009        $ 7.886      $ 9.333        26,782
                             2010        $ 9.333      $10.352        26,050
                             2011        $10.352      $10.798        15,341
                             2012        $10.798      $12.449        15,043
                             2013        $12.449      $16.476        14,537
                             2014        $16.476      $17.707        11,536
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $ 7.842      $ 8.609         1,676
                             2006        $ 8.609      $ 8.361         1,377
                             2007        $ 8.361      $ 9.262             0
                             2008        $ 9.262      $ 5.228             0
                             2009        $ 5.228      $ 6.831             0
                             2010        $ 6.831      $ 7.711             0
                             2011        $ 7.711      $ 7.656             0
                             2012        $ 7.656      $ 8.550             0
                             2013        $ 8.550      $11.244             0
                             2014        $11.244      $12.490             0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $ 7.001      $ 7.907         1,094
                             2006        $ 7.907      $ 7.725         1,094
                             2007        $ 7.725      $ 8.630         5,485
                             2008        $ 8.630      $ 5.107         5,484
                             2009        $ 5.107      $ 6.885         5,482
                             2010        $ 6.885      $ 7.436         5,523
                             2011        $ 7.436      $ 7.073         1,133
                             2012        $ 7.073      $ 8.076         1,132
                             2013        $ 8.076      $10.880         1,132
                             2014        $10.880      $12.180            32
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.689      $10.858             0
                             2006        $10.858      $11.678             0
                             2007        $11.678      $11.794             0
                             2008        $11.794      $ 8.886             0
                             2009        $ 8.886      $12.469             0
                             2010        $12.469      $13.887             0
                             2011        $13.887      $14.279             0
                             2012        $14.279      $16.226             0
                             2013        $16.226      $17.205             0
                             2014        $17.205      $16.914             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.233      $11.223         4,497
                             2006        $11.223      $13.049           989
                             2007        $13.049      $13.313             0
                             2008        $13.313      $ 9.209             0
                             2009        $ 9.209      $12.279             0
                             2010        $12.279      $13.604             0
                             2011        $13.604      $13.697             0
                             2012        $13.697      $15.172             0
                             2013        $15.172      $17.000             0
                             2014        $17.000      $17.488             0
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.945      $11.898         2,038
                             2006        $11.898      $13.851             0
                             2007        $13.851      $14.093             0
                             2008        $14.093      $ 8.715             0
                             2009        $ 8.715      $10.802             0
                             2010        $10.802      $11.812             0
                             2011        $11.812      $11.494             0
                             2012        $11.494      $12.912             0
                             2013        $12.912      $16.286             0
                             2014        $16.286      $17.155             0
FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.327             0
                             2006        $11.327      $13.030             0
                             2007        $13.030      $12.507             0
                             2008        $12.507      $ 8.237             0
                             2009        $ 8.237      $10.462             0
                             2010        $10.462      $13.191             0
                             2011        $13.191      $12.484             0
                             2012        $12.484      $14.533             0
                             2013        $14.533      $19.470             0
                             2014        $19.470      $19.255             0
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.512      $12.471         1,413
                             2006        $12.471      $14.894           600
                             2007        $14.894      $16.912           237
                             2008        $16.912      $ 9.913           244
                             2009        $ 9.913      $13.358           232
                             2010        $13.358      $14.240           237
                             2011        $14.240      $12.514           253
                             2012        $12.514      $14.549           249
                             2013        $14.549      $17.593           264
                             2014        $17.593      $15.374           310
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2005        $ 5.799      $ 6.155        10,492
                             2006        $ 6.155      $ 6.225        10,131
                             2007        $ 6.225      $ 7.159         2,674
                             2008        $ 7.159      $ 3.591         2,922
                             2009        $ 3.591      $ 5.864         2,617
                             2010        $ 5.864      $ 6.911         2,556
                             2011        $ 6.911      $ 6.376         2,605
                             2012        $ 6.376      $ 7.131         3,577
                             2013        $ 7.131      $ 9.826         3,283
                             2014        $ 9.826      $10.478         1,381

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                             2005        $10.906      $12.045        20,354
                             2006        $12.045      $14.297        17,404
                             2007        $14.297      $15.160        17,371
                             2008        $15.160      $ 8.752        17,813
                             2009        $ 8.752      $11.981        15,162
                             2010        $11.981      $14.402        14,795
                             2011        $14.402      $14.293        14,644
                             2012        $14.293      $16.486        14,413
                             2013        $16.486      $21.767        14,097
                             2014        $21.767      $23.491        11,859
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2005        $ 7.414      $ 7.936         4,144
                             2006        $ 7.936      $ 8.295         3,024
                             2007        $ 8.295      $ 9.136         6,702
                             2008        $ 9.136      $ 5.166         6,331
                             2009        $ 5.166      $ 6.151         5,810
                             2010        $ 6.151      $ 6.986         4,924
                             2011        $ 6.986      $ 6.326           945
                             2012        $ 6.326      $ 7.264             0
INVESCO V.I. COMSTOCK FUND - SERIES I
                             2005        $12.005      $12.322        17,192
                             2006        $12.322      $14.090        15,363
                             2007        $14.090      $13.571        10,240
                             2008        $13.571      $ 8.584        10,142
                             2009        $ 8.584      $10.871         9,714
                             2010        $10.871      $12.398         8,934
                             2011        $12.398      $11.967         8,645
                             2012        $11.967      $14.030         4,954
                             2013        $14.030      $18.760         4,413
                             2014        $18.760      $20.179         1,772
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.793           636
                             2007        $10.793      $11.472             0
                             2008        $11.472      $ 7.882             0
                             2009        $ 7.882      $ 9.944             0
                             2010        $ 9.944      $10.713             0
                             2011        $10.713      $10.528             0
                             2012        $10.528      $11.789             0
                             2013        $11.789      $14.984             0
                             2014        $14.984      $15.934             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2005        $10.578      $10.986        72,994
                             2006        $10.986      $12.002        48,364
                             2007        $12.002      $12.299        24,205
                             2008        $12.299      $ 7.698        22,687
                             2009        $ 7.698      $ 9.409        18,453
                             2010        $ 9.409      $10.223        16,248
                             2011        $10.223      $10.073        15,317
                             2012        $10.073      $11.760        15,101
                             2013        $11.760      $15.153        14,666
                             2014        $15.153      $16.812        13,581
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $13.947             0
                             2012        $13.947      $15.439             0
                             2013        $15.439      $19.005             0
                             2014        $19.005      $20.377             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.171        12,880
                             2012        $10.171      $11.376        12,823
                             2013        $11.376      $13.704        12,775
                             2014        $13.704      $13.569        10,785
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2005        $12.011      $12.560        17,125
                             2006        $12.560      $15.061        16,769
                             2007        $15.061      $15.849        15,554
                             2008        $15.849      $ 9.205        15,678
                             2009        $ 9.205      $10.540        13,390
                             2010        $10.540      $11.615        13,408
                             2011        $11.615      $12.541             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $12.211            81
                             2014        $12.211      $12.215            77
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2005        $ 7.701      $ 7.738         4,703
                             2006        $ 7.738      $ 8.316         3,692
                             2007        $ 8.316      $ 8.518         1,874
                             2008        $ 8.518      $ 6.439         1,573
                             2009        $ 6.439      $ 9.153         1,391
                             2010        $ 9.153      $ 9.920         1,450
                             2011        $ 9.920      $ 9.950         1,489
                             2012        $ 9.950      $11.628            85
                             2013        $11.628      $12.037             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2005        $12.173      $12.804        14,896
                             2006        $12.804      $14.380        14,844
                             2007        $14.380      $14.593        11,797
                             2008        $14.593      $10.577        11,242
                             2009        $10.577      $13.018             0
                             2010        $13.018      $14.385             0
                             2011        $14.385      $15.321             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2005        $10.814      $11.443             0
                             2006        $11.443      $12.518             0
                             2007        $12.518      $13.484             0
                             2008        $13.484      $ 9.477             0
                             2009        $ 9.477      $12.135             0
                             2010        $12.135      $13.617             0
                             2011        $13.617      $12.537             0
                             2012        $12.537      $13.678             0
                             2013        $13.678      $17.326             0
                             2014        $17.326      $17.792             0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.123      $12.153           366
                             2006        $12.153      $12.539           350
                             2007        $12.539      $14.499             0
                             2008        $14.499      $ 7.580             0
                             2009        $ 7.580      $11.655             0
                             2010        $11.655      $14.587             0
                             2011        $14.587      $13.002             0
                             2012        $13.002      $14.271             0
                             2013        $14.271      $19.170             0
                             2014        $19.170      $20.301             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2005        $ 8.974      $ 9.234        13,600
                             2006        $ 9.234      $10.493        11,359
                             2007        $10.493      $10.857        10,532
                             2008        $10.857      $ 6.719        10,472
                             2009        $ 6.719      $ 8.347         9,427
                             2010        $ 8.347      $ 9.429         9,426
                             2011        $ 9.429      $ 9.444         9,425
                             2012        $ 9.444      $10.740         9,425
                             2013        $10.740      $13.931         9,425
                             2014        $13.931      $15.524         9,424
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2005        $ 7.687      $ 8.664        24,526
                             2006        $ 8.664      $10.252        17,246
                             2007        $10.252      $12.130        10,849
                             2008        $12.130      $ 7.959         9,641
                             2009        $ 7.959      $ 9.334         9,492
                             2010        $ 9.334      $ 9.814         6,554
                             2011        $ 9.814      $11.202         1,321
                             2012        $11.202      $13.074         1,288
                             2013        $13.074      $15.158         1,260
                             2014        $15.158      $16.037             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2005        $ 7.450      $ 9.024         2,915
                             2006        $ 9.024      $ 9.570         2,887
                             2007        $ 9.570      $11.260         2,827
                             2008        $11.260      $ 5.662         2,976
                             2009        $ 5.662      $ 9.435         2,842
                             2010        $ 9.435      $11.693         2,740
                             2011        $11.693      $10.655         2,673
                             2012        $10.655      $11.719         1,513
                             2013        $11.719      $12.446             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2005        $ 9.148      $ 9.778        24,352
                             2006        $ 9.778      $12.521        21,247
                             2007        $12.521      $14.231        10,617
                             2008        $14.231      $ 8.018        10,570
                             2009        $ 8.018      $10.071        10,469
                             2010        $10.071      $10.619        10,392
                             2011        $10.619      $ 9.435         9,818
                             2012        $ 9.435      $10.995         9,730
                             2013        $10.995      $13.785         9,672
                             2014        $13.785      $12.317         9,658
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2005        $ 8.266      $ 8.681         4,287
                             2006        $ 8.681      $10.120         4,285
                             2007        $10.120      $11.651         4,284
                             2008        $11.651      $ 6.435         4,282
                             2009        $ 6.435      $ 6.149             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2005        $12.356      $12.555        13,212
                             2006        $12.555      $13.050         8,538
                             2007        $13.050      $13.599         7,777
                             2008        $13.599      $12.180         5,659
                             2009        $12.180      $14.680         2,761
                             2010        $14.680      $15.775         2,664
                             2011        $15.775      $16.290         2,531
                             2012        $16.290      $18.275         2,398
                             2013        $18.275      $18.155         2,661
                             2014        $18.155      $19.243            68

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2005        $10.772      $10.791        22,775
                             2006        $10.791      $11.066        16,494
                             2007        $11.066      $11.201             0
                             2008        $11.201      $ 9.372             0
                             2009        $ 9.372      $ 9.747         5,553
                             2010        $ 9.747      $ 9.811         5,929
                             2011        $ 9.811      $ 9.913         5,813
                             2012        $ 9.913      $10.073         6,069
                             2013        $10.073      $ 9.944         6,959
                             2014        $ 9.944      $ 9.889             0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2005        $10.013      $10.121         8,466
                             2006        $10.121      $10.412         5,357
                             2007        $10.412      $10.743           596
                             2008        $10.743      $10.822           596
                             2009        $10.822      $10.645         5,462
                             2010        $10.645      $10.469         4,309
                             2011        $10.469      $10.296        32,303
                             2012        $10.296      $10.125        32,596
                             2013        $10.125      $ 9.957        33,220
                             2014        $ 9.957      $ 9.792        28,577
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2005        $ 7.446      $ 8.652        44,698
                             2006        $ 8.652      $ 8.864        29,004
                             2007        $ 8.864      $10.419        20,583
                             2008        $10.419      $ 5.366        20,721
                             2009        $ 5.366      $ 9.040        19,950
                             2010        $ 9.040      $11.357        15,438
                             2011        $11.357      $10.415        14,413
                             2012        $10.415      $11.508        12,080
                             2013        $11.508      $17.060        13,286
                             2014        $17.060      $17.734        12,212
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2005        $10.620      $11.312        31,135
                             2006        $11.312      $12.794        26,903
                             2007        $12.794      $13.666        24,369
                             2008        $13.666      $10.216        21,783
                             2009        $10.216      $12.028        23,518
                             2010        $12.028      $12.634        24,863
                             2011        $12.634      $11.435        21,025
                             2012        $11.435      $12.020        18,732
                             2013        $12.020      $12.808             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $10.261      $10.618         4,758
                             2006        $10.618      $12.103         4,471
                             2007        $12.103      $11.181         4,915
                             2008        $11.181      $ 6.740         5,003
                             2009        $ 6.740      $ 8.604         4,580
                             2010        $ 8.604      $ 9.677         4,379
                             2011        $ 9.677      $ 9.074         4,323
                             2012        $ 9.074      $10.630         4,083
                             2013        $10.630      $14.183         3,441
                             2014        $14.183      $15.443             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $ 9.414      $10.387             0
                             2006        $10.387      $13.046           286
                             2007        $13.046      $13.901         2,786
                             2008        $13.901      $ 7.661         2,821
                             2009        $ 7.661      $ 9.389         2,827
                             2010        $ 9.389      $10.158         2,830
                             2011        $10.158      $ 8.298           383
                             2012        $ 8.298      $ 9.947           366
                             2013        $ 9.947      $12.528           369
                             2014        $12.528      $11.484           413
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2005        $13.317      $14.017             0
                             2006        $14.017      $16.168             0
                             2007        $16.168      $13.875             0
                             2008        $13.875      $ 8.273             0
                             2009        $ 8.273      $10.701             0
                             2010        $10.701      $13.257             0
                             2011        $13.257      $12.420             0
                             2012        $12.420      $14.348             0
                             2013        $14.348      $19.698             0
                             2014        $19.698      $20.035             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $ 6.920      $ 7.192         5,256
                             2006        $ 7.192      $ 7.457           722
                             2007        $ 7.457      $ 7.737           722
                             2008        $ 7.737      $ 4.791           722
                             2009        $ 4.791      $ 7.721           721
                             2010        $ 7.721      $ 9.172           742
                             2011        $ 9.172      $ 7.409           742
                             2012        $ 7.409      $ 8.322           742
                             2013        $ 8.322      $11.762           741
                             2014        $11.762      $12.690            21
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2005        $13.998      $18.426         7,656
                             2006        $18.426      $24.850         7,720
                             2007        $24.850      $34.317         6,713
                             2008        $34.317      $14.637         7,558
                             2009        $14.637      $24.446         6,823
                             2010        $24.446      $28.612         6,697
                             2011        $28.612      $23.010         6,842
                             2012        $23.010      $27.140         6,855
                             2013        $27.140      $26.415         6,948
                             2014        $26.415      $24.808         5,224
UIF GLOBAL INFRASTRUCTURE - CLASS I
                             2014        $10.000      $17.235         1,236
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2005        $ 9.575      $10.458         5,522
                             2006        $10.458      $12.870         1,302
                             2007        $12.870      $14.500         1,264
                             2008        $14.500      $ 7.895         1,534
                             2009        $ 7.895      $10.290         1,473
                             2010        $10.290      $10.693         1,595
                             2011        $10.693      $10.129         1,631
                             2012        $10.129      $11.338           320
                             2013        $11.338      $12.928        20,359
                             2014        $12.928      $12.986        14,660

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2005        $ 7.576      $ 8.620        16,845
                             2006        $ 8.620      $ 8.825        15,025
                             2007        $ 8.825      $10.578        12,958
                             2008        $10.578      $ 5.285        12,957
                             2009        $ 5.285      $ 8.605        12,956
                             2010        $ 8.605      $10.396        12,955
                             2011        $10.396      $ 9.937        12,954
                             2012        $ 9.937      $11.176        12,954
                             2013        $11.176      $16.273        12,953
                             2014        $16.273      $17.019        12,953
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2005        $12.184      $14.087           872
                             2006        $14.087      $15.138           621
                             2007        $15.138      $18.258           596
                             2008        $18.258      $ 9.557           563
                             2009        $ 9.557      $14.817           525
                             2010        $14.817      $19.279           520
                             2011        $19.279      $17.608           520
                             2012        $17.608      $18.819           519
                             2013        $18.819      $25.442           519
                             2014        $25.442      $25.511           519
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2005        $19.158      $22.052         2,212
                             2006        $22.052      $29.937         1,697
                             2007        $29.937      $24.410           122
                             2008        $24.410      $14.907             0
                             2009        $14.907      $18.814             0
                             2010        $18.814      $24.045             0
                             2011        $24.045      $25.045             0
                             2012        $25.045      $28.526             0
                             2013        $28.526      $28.627             0
                             2014        $28.627      $36.517             0

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH
     BENEFIT COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.62

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $11.067      $11.379        25,611
                             2006        $11.379      $13.085        15,549
                             2007        $13.085      $13.485        12,548
                             2008        $13.485      $ 7.861         8,840
                             2009        $ 7.861      $ 9.299         6,798
                             2010        $ 9.299      $10.311         6,799
                             2011        $10.311      $10.751         4,990
                             2012        $10.751      $12.389         4,690
                             2013        $12.389      $16.390         4,690
                             2014        $16.390      $17.608         3,629
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $ 7.830      $ 8.592           370
                             2006        $ 8.592      $ 8.341           373
                             2007        $ 8.341      $ 9.236            22
                             2008        $ 9.236      $ 5.211            21
                             2009        $ 5.211      $ 6.806            22
                             2010        $ 6.806      $ 7.680            22
                             2011        $ 7.680      $ 7.622             0
                             2012        $ 7.622      $ 8.509             0
                             2013        $ 8.509      $11.185             0
                             2014        $11.185      $12.420             0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $ 6.990      $ 7.891           362
                             2006        $ 7.891      $ 7.707           362
                             2007        $ 7.707      $ 8.606             0
                             2008        $ 8.606      $ 5.090             0
                             2009        $ 5.090      $ 6.860             0
                             2010        $ 6.860      $ 7.406             0
                             2011        $ 7.406      $ 7.042             0
                             2012        $ 7.042      $ 8.038             0
                             2013        $ 8.038      $10.824             0
                             2014        $10.824      $12.112             0
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.686      $10.851           728
                             2006        $10.851      $11.665           728
                             2007        $11.666      $11.777         1,743
                             2008        $11.777      $ 8.870         1,743
                             2009        $ 8.870      $12.441         7,157
                             2010        $12.441      $13.851         7,157
                             2011        $13.851      $14.236         7,157
                             2012        $14.236      $16.170         7,157
                             2013        $16.170      $17.138         7,157
                             2014        $17.138      $16.842         7,157

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.230      $11.216         4,392
                             2006        $11.216      $13.036         4,684
                             2007        $13.036      $13.294         4,426
                             2008        $13.294      $ 9.192         4,762
                             2009        $ 9.192      $12.251        10,571
                             2010        $12.251      $13.569        11,511
                             2011        $13.569      $13.656        24,739
                             2012        $13.656      $15.121        25,546
                             2013        $15.121      $16.935        25,544
                             2014        $16.935      $17.415        24,995
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.942      $11.891         1,820
                             2006        $11.891      $13.837         6,617
                             2007        $13.837      $14.073         8,516
                             2008        $14.073      $ 8.700         8,517
                             2009        $ 8.700      $10.779         4,200
                             2010        $10.779      $11.781         4,662
                             2011        $11.781      $11.460         4,649
                             2012        $11.460      $12.868         4,649
                             2013        $12.868      $16.224         7,918
                             2014        $16.224      $17.083         7,918
FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.324             0
                             2006        $11.324      $13.021             0
                             2007        $13.021      $12.493             0
                             2008        $12.493      $ 8.225             0
                             2009        $ 8.225      $10.442             0
                             2010        $10.442      $13.161             0
                             2011        $13.161      $12.451             0
                             2012        $12.451      $14.488             0
                             2013        $14.488      $19.402             0
                             2014        $19.402      $19.180             0
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.509      $12.462         1,482
                             2006        $12.462      $14.878         2,836
                             2007        $14.878      $16.883         2,835
                             2008        $16.883      $ 9.894         2,835
                             2009        $ 9.894      $13.328         1,479
                             2010        $13.328      $14.202         1,480
                             2011        $14.202      $12.476         1,468
                             2012        $12.476      $14.498         1,468
                             2013        $14.498      $17.525         1,468
                             2014        $17.525      $15.308         2,035
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2005        $ 5.789      $ 6.142        12,432
                             2006        $ 6.142      $ 6.210         6,726
                             2007        $ 6.210      $ 7.139         3,974
                             2008        $ 7.139      $ 3.579         3,974
                             2009        $ 3.579      $ 5.843         3,974
                             2010        $ 5.843      $ 6.883         3,089
                             2011        $ 6.883      $ 6.348         3,089
                             2012        $ 6.348      $ 7.097         3,089
                             2013        $ 7.097      $ 9.775         3,089
                             2014        $ 9.775      $10.420         3,089

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                             2005        $10.889      $12.021         5,765
                             2006        $12.021      $14.262         2,786
                             2007        $14.262      $15.118         1,045
                             2008        $15.118      $ 8.724           479
                             2009        $ 8.724      $11.938           477
                             2010        $11.938      $14.344             0
                             2011        $14.344      $14.230             0
                             2012        $14.230      $16.407             0
                             2013        $16.407      $21.654             0
                             2014        $21.654      $23.360             0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2005        $ 7.402      $ 7.920         2,276
                             2006        $ 7.920      $ 8.275         4,062
                             2007        $ 8.275      $ 9.111            22
                             2008        $ 9.111      $ 5.150            22
                             2009        $ 5.150      $ 6.129            24
                             2010        $ 6.129      $ 6.958            24
                             2011        $ 6.958      $ 6.298             0
                             2012        $ 6.298      $ 7.231             0
INVESCO V.I. COMSTOCK FUND - SERIES I
                             2005        $11.992      $12.304        12,710
                             2006        $12.304      $14.063         9,643
                             2007        $14.063      $13.540         8,597
                             2008        $13.540      $ 8.561         7,066
                             2009        $ 8.561      $10.837         5,176
                             2010        $10.837      $12.355         5,176
                             2011        $12.355      $11.921         3,857
                             2012        $11.921      $13.971         3,857
                             2013        $13.971      $18.673         3,857
                             2014        $18.673      $20.077         3,857
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.790           989
                             2007        $10.790      $11.464           712
                             2008        $11.464      $ 7.874           711
                             2009        $ 7.874      $ 9.929           710
                             2010        $ 9.929      $10.693             0
                             2011        $10.693      $10.504             0
                             2012        $10.504      $11.758             0
                             2013        $11.758      $14.938             0
                             2014        $14.938      $15.879             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2005        $10.561      $10.964        87,204
                             2006        $10.964      $11.973        56,693
                             2007        $11.973      $12.265        49,583
                             2008        $12.265      $ 7.673        35,472
                             2009        $ 7.673      $ 9.375        31,854
                             2010        $ 9.375      $10.182        31,852
                             2011        $10.182      $10.029        10,420
                             2012        $10.029      $11.703         7,515
                             2013        $11.703      $15.074         7,514
                             2014        $15.074      $16.718         5,316
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $13.886         1,538
                             2012        $13.886      $15.365         1,297
                             2013        $15.365      $18.906         1,297
                             2014        $18.906      $20.263             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.126         3,393
                             2012        $10.126      $11.322         2,840
                             2013        $11.322      $13.633         2,840
                             2014        $13.633      $13.493         2,840
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2005        $11.991      $12.535        25,247
                             2006        $12.535      $15.025        12,751
                             2007        $15.025      $15.805        10,347
                             2008        $15.805      $ 9.175         8,164
                             2009        $ 9.175      $10.502         3,408
                             2010        $10.502      $11.568         3,407
                             2011        $11.568      $12.489             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $12.147           420
                             2014        $12.147      $12.146           420
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2005        $ 7.688      $ 7.722         7,228
                             2006        $ 7.722      $ 8.296         6,286
                             2007        $ 8.296      $ 8.494         4,919
                             2008        $ 8.494      $ 6.418         4,919
                             2009        $ 6.418      $ 9.120         2,530
                             2010        $ 9.120      $ 9.881         2,530
                             2011        $ 9.881      $ 9.906           421
                             2012        $ 9.906      $11.572           421
                             2013        $11.572      $11.977             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2005        $12.154      $12.778         1,835
                             2006        $12.778      $14.346         1,835
                             2007        $14.346      $14.552         1,835
                             2008        $14.552      $10.543         1,835
                             2009        $10.543      $12.971         1,538
                             2010        $12.971      $14.327         1,538
                             2011        $14.327      $15.257             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2005        $10.811      $11.435           741
                             2006        $11.435      $12.505           741
                             2007        $12.505      $13.464           741
                             2008        $13.464      $ 9.460           741
                             2009        $ 9.460      $12.108           741
                             2010        $12.108      $13.581           741
                             2011        $13.581      $12.499           741
                             2012        $12.499      $13.631           741
                             2013        $13.631      $17.259           741
                             2014        $17.259      $17.717           741
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.120      $12.144             0
                             2006        $12.144      $12.525             0
                             2007        $12.525      $14.477             0
                             2008        $14.477      $ 7.565             0
                             2009        $ 7.565      $11.629             0
                             2010        $11.629      $14.548             0
                             2011        $14.548      $12.962             0
                             2012        $12.962      $14.221             0
                             2013        $14.221      $19.096             0
                             2014        $19.096      $20.214             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2005        $ 8.959      $ 9.215        14,996
                             2006        $ 9.215      $10.468         4,107
                             2007        $10.468      $10.827         2,605
                             2008        $10.827      $ 6.697             0
                             2009        $ 6.697      $ 8.317             0
                             2010        $ 8.317      $ 9.391         1,467
                             2011        $ 9.391      $ 9.402             0
                             2012        $ 9.402      $10.689             0
                             2013        $10.689      $13.859         2,359
                             2014        $13.859      $15.437         2,359
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2005        $ 7.675      $ 8.647        17,619
                             2006        $ 8.647      $10.227         9,285
                             2007        $10.227      $12.096         9,074
                             2008        $12.096      $ 7.934         8,251
                             2009        $ 7.934      $ 9.300         3,779
                             2010        $ 9.300      $ 9.775         3,779
                             2011        $ 9.775      $11.153         3,779
                             2012        $11.153      $13.011         3,474
                             2013        $13.011      $15.079         1,148
                             2014        $15.079      $15.952             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2005        $ 7.438      $ 9.006         1,645
                             2006        $ 9.006      $ 9.547         1,665
                             2007        $ 9.547      $11.228             0
                             2008        $11.228      $ 5.644             0
                             2009        $ 5.644      $ 9.401             0
                             2010        $ 9.401      $11.646             0
                             2011        $11.646      $10.608             0
                             2012        $10.608      $11.663             0
                             2013        $11.663      $12.385             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2005        $ 9.133      $ 9.758        26,626
                             2006        $ 9.758      $12.491        19,381
                             2007        $12.491      $14.191        11,531
                             2008        $14.191      $ 7.992        10,525
                             2009        $ 7.992      $10.034        10,524
                             2010        $10.034      $10.576         9,985
                             2011        $10.576      $ 9.394         9,970
                             2012        $ 9.394      $10.942         9,270
                             2013        $10.942      $13.713         9,270
                             2014        $13.713      $12.248         9,270
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2005        $ 8.252      $ 8.663         1,119
                             2006        $ 8.663      $10.096         1,042
                             2007        $10.096      $11.618             0
                             2008        $11.618      $ 6.414             0
                             2009        $ 6.414      $ 6.128             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2005        $12.337      $12.530        27,659
                             2006        $12.530      $13.018        21,104
                             2007        $13.018      $13.561        15,838
                             2008        $13.561      $12.140        14,440
                             2009        $12.140      $14.628         7,936
                             2010        $14.628      $15.712         7,934
                             2011        $15.712      $16.218         7,932
                             2012        $16.218      $18.188         7,695
                             2013        $18.188      $18.061         2,883
                             2014        $18.061      $19.135         2,164

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2005        $10.755      $10.770         1,211
                             2006        $10.770      $11.040         3,513
                             2007        $11.040      $11.170         3,513
                             2008        $11.170      $ 9.342         2,493
                             2009        $ 9.342      $ 9.712         2,493
                             2010        $ 9.712      $ 9.771         2,493
                             2011        $ 9.771      $ 9.870         2,493
                             2012        $ 9.870      $10.025         2,493
                             2013        $10.025      $ 9.893         2,493
                             2014        $ 9.893      $ 9.834         2,493
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2005        $ 9.997      $10.101         1,307
                             2006        $10.101      $10.387         3,029
                             2007        $10.387      $10.712         1,724
                             2008        $10.712      $10.788         1,161
                             2009        $10.788      $10.606         1,158
                             2010        $10.606      $10.427            14
                             2011        $10.427      $10.250             0
                             2012        $10.250      $10.076             0
                             2013        $10.076      $ 9.905             0
                             2014        $ 9.905      $ 9.737             0
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2005        $ 7.434      $ 8.635       104,670
                             2006        $ 8.635      $ 8.843        81,223
                             2007        $ 8.843      $10.390        63,707
                             2008        $10.390      $ 5.349        54,986
                             2009        $ 5.349      $ 9.007        50,865
                             2010        $ 9.007      $11.311        50,095
                             2011        $11.311      $10.369        28,506
                             2012        $10.369      $11.453        28,196
                             2013        $11.453      $16.971        28,193
                             2014        $16.971      $17.634        26,054
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2005        $10.602      $11.289        75,099
                             2006        $11.289      $12.764        68,338
                             2007        $12.764      $13.628        58,789
                             2008        $13.628      $10.183        52,845
                             2009        $10.183      $11.985        51,000
                             2010        $11.985      $12.583        51,395
                             2011        $12.583      $11.384        33,377
                             2012        $11.384      $11.963        32,217
                             2013        $11.963      $12.745             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $10.244      $10.596             0
                             2006        $10.596      $12.073             0
                             2007        $12.073      $11.150             0
                             2008        $11.150      $ 6.718             0
                             2009        $ 6.718      $ 8.573             0
                             2010        $ 8.573      $ 9.638             0
                             2011        $ 9.638      $ 9.034             0
                             2012        $ 9.034      $10.579             0
                             2013        $10.579      $14.109             0
                             2014        $14.109      $15.357             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $ 9.399      $10.366         1,483
                             2006        $10.366      $13.014         1,346
                             2007        $13.014      $13.861             0
                             2008        $13.861      $ 7.636             0
                             2009        $ 7.636      $ 9.355             0
                             2010        $ 9.355      $10.118             0
                             2011        $10.118      $ 8.261             0
                             2012        $ 8.261      $ 9.900             0
                             2013        $ 9.900      $12.463             0
                             2014        $12.463      $11.420             0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2005        $13.303      $13.997           897
                             2006        $13.997      $16.138           897
                             2007        $16.138      $13.844             0
                             2008        $13.844      $ 8.251             0
                             2009        $ 8.251      $10.668             0
                             2010        $10.668      $13.211             0
                             2011        $13.211      $12.372             0
                             2012        $12.372      $14.287             0
                             2013        $14.287      $19.606             0
                             2014        $19.606      $19.934             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $ 6.909      $ 7.178         9,394
                             2006        $ 7.178      $ 7.439         5,273
                             2007        $ 7.439      $ 7.716         1,478
                             2008        $ 7.716      $ 4.775             0
                             2009        $ 4.775      $ 7.693             0
                             2010        $ 7.693      $ 9.135             0
                             2011        $ 9.135      $ 7.377             0
                             2012        $ 7.377      $ 8.282             0
                             2013        $ 8.282      $11.701             0
                             2014        $11.701      $12.619             0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2005        $13.975      $18.389         1,566
                             2006        $18.389      $24.790         1,463
                             2007        $24.790      $34.221           286
                             2008        $34.221      $14.590           286
                             2009        $14.590      $24.357           286
                             2010        $24.357      $28.497           286
                             2011        $28.497      $22.909           286
                             2012        $22.909      $27.010           286
                             2013        $27.010      $26.277           671
                             2014        $26.277      $24.670           286
UIF GLOBAL INFRASTRUCTURE - CLASS I
                             2014        $10.000      $17.138             0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2005        $ 9.560      $10.437         5,219
                             2006        $10.437      $12.839         1,836
                             2007        $12.839      $14.460         1,308
                             2008        $14.460      $ 7.870             0
                             2009        $ 7.870      $10.252             0
                             2010        $10.252      $10.650             0
                             2011        $10.650      $10.084             0
                             2012        $10.084      $11.284             0
                             2013        $11.284      $12.860        23,962
                             2014        $12.860      $12.913        22,369

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2005        $ 7.564      $ 8.603        5,195
                             2006        $ 8.603      $ 8.804        5,262
                             2007        $ 8.804      $10.549        3,640
                             2008        $10.549      $ 5.268        3,638
                             2009        $ 5.268      $ 8.574        3,637
                             2010        $ 8.574      $10.354        3,636
                             2011        $10.354      $ 9.893        2,710
                             2012        $ 9.893      $11.122        2,710
                             2013        $11.122      $16.188        2,710
                             2014        $16.188      $16.924        2,710
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2005        $12.171      $14.066          545
                             2006        $14.066      $15.110          550
                             2007        $15.110      $18.217          473
                             2008        $18.217      $ 9.532            0
                             2009        $ 9.532      $14.771            0
                             2010        $14.771      $19.212            0
                             2011        $19.212      $17.540            0
                             2012        $17.540      $18.738            0
                             2013        $18.738      $25.324            0
                             2014        $25.324      $25.382            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2005        $19.127      $22.008        1,901
                             2006        $22.008      $29.865        1,809
                             2007        $29.865      $24.342          243
                             2008        $24.342      $14.859          243
                             2009        $14.859      $18.746            9
                             2010        $18.746      $23.948            7
                             2011        $23.948      $24.934            0
                             2012        $24.934      $28.389            0
                             2013        $28.389      $28.478            0
                             2014        $28.478      $36.313            0

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                      INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.68

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $11.040      $11.344            0
                             2006        $11.344      $13.038            0
                             2007        $13.038      $13.429            0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $ 7.811      $ 8.566            0
                             2006        $ 8.566      $ 8.311            0
                             2007        $ 8.311      $ 9.197            0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $ 6.973      $ 7.867            0
                             2006        $ 7.867      $ 7.679            0
                             2007        $ 7.679      $ 8.570            0
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.682      $10.840            0
                             2006        $10.840      $11.647            0
                             2007        $11.647      $11.751            0
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.226      $11.204            0
                             2006        $11.204      $13.014            0
                             2007        $13.014      $13.264            0
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.938      $11.878            0
                             2006        $11.878      $13.814            0
                             2007        $13.814      $14.041            0
FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.319            0
                             2006        $11.319      $13.008        4,583
                             2007        $13.008      $12.473            0
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.504      $12.450            0
                             2006        $12.450      $14.854            0
                             2007        $14.854      $16.846            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2005        $ 5.775      $ 6.124            0
                             2006        $ 6.124      $ 6.188            0
                             2007        $ 6.188      $ 7.109            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                             2005        $10.862      $11.985            0
                             2006        $11.985      $14.211            0
                             2007        $14.211      $15.054            0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2005        $ 7.385      $ 7.896            0
                             2006        $ 7.896      $ 8.245            0
                             2007        $ 8.245      $ 9.072            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES I
                             2005        $11.973      $12.277            0
                             2006        $12.277      $14.024            0
                             2007        $14.024      $13.494            0
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.785            0
                             2007        $10.785      $11.452            0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2005        $10.536      $10.931        1,222
                             2006        $10.931      $11.930        1,154
                             2007        $11.930      $12.213          362
                             2008        $12.213      $ 7.636          361
                             2009        $ 7.636      $ 9.325          360
                             2010        $ 9.325      $10.120            0
                             2011        $10.120      $ 9.962            0
                             2012        $ 9.962      $11.619            0
                             2013        $11.619      $14.956            0
                             2014        $14.956      $16.577            0
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.060            0
                             2012        $10.060      $11.240            0
                             2013        $11.240      $13.527            0
                             2014        $13.527      $13.380            0
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2005        $11.962      $12.497          370
                             2006        $12.497      $14.971          369
                             2007        $14.971      $15.738          369
                             2008        $15.738      $ 9.131          368
                             2009        $ 9.131      $10.445          367
                             2010        $10.445      $11.499            0
                             2011        $11.499      $12.412            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2005        $ 7.670      $ 7.699            0
                             2006        $ 7.699      $ 8.266            0
                             2007        $ 8.266      $ 8.458            0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2005        $12.124      $12.740            0
                             2006        $12.740      $14.294            0
                             2007        $14.294      $14.490            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2005        $10.807      $11.424            0
                             2006        $11.424      $12.484            0
                             2007        $12.484      $13.434            0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.116      $12.132            0
                             2006        $12.132      $12.505            0
                             2007        $12.505      $14.445            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2005        $ 8.938      $ 9.188            0
                             2006        $ 9.188      $10.430            0
                             2007        $10.430      $10.781            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2005        $ 7.656      $ 8.621        6,026
                             2006        $ 8.621      $10.190        6,026
                             2007        $10.190      $12.045        6,026
                             2008        $12.045      $ 7.895        4,331
                             2009        $ 7.895      $ 9.250        4,331
                             2010        $ 9.250      $ 9.716        4,331
                             2011        $ 9.716      $11.079        4,331
                             2012        $11.079      $12.917        4,331
                             2013        $12.917      $14.962        4,331
                             2014        $14.962      $15.824            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2005        $ 7.420      $ 8.979            0
                             2006        $ 8.979      $ 9.512            0
                             2007        $ 9.512      $11.181            0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2005        $ 9.111      $ 9.729          750
                             2006        $ 9.729      $12.445          723
                             2007        $12.445      $14.131          307
                             2008        $14.131      $ 7.954          306
                             2009        $ 7.954      $ 9.980          305
                             2010        $ 9.980      $10.512            0
                             2011        $10.512      $ 9.332            0
                             2012        $ 9.332      $10.863            0
                             2013        $10.863      $13.606            0
                             2014        $13.606      $12.145            0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2005        $ 8.232      $ 8.637            0
                             2006        $ 8.637      $10.059            0
                             2007        $10.059      $11.569            0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2005        $12.307      $12.492        5,011
                             2006        $12.492      $12.971        4,975
                             2007        $12.971      $13.504        4,742
                             2008        $13.504      $12.082        4,741
                             2009        $12.082      $14.548        4,741
                             2010        $14.548      $15.618        4,502
                             2011        $15.618      $16.111        4,502
                             2012        $16.111      $18.057        4,502
                             2013        $18.057      $17.920        4,502
                             2014        $17.920      $18.975            0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2005        $10.729      $10.737            0
                             2006        $10.737      $11.000            0
                             2007        $11.000      $11.123            0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2005        $ 9.972      $10.070          670
                             2006        $10.070      $10.350          596
                             2007        $10.350      $10.667            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2005        $ 7.416      $ 8.609        10,153
                             2006        $ 8.609      $ 8.811        10,064
                             2007        $ 8.811      $10.346         8,500
                             2008        $10.346      $ 5.323         6,541
                             2009        $ 5.323      $ 8.958         6,541
                             2010        $ 8.958      $11.243         6,541
                             2011        $11.243      $10.300         6,541
                             2012        $10.300      $11.370         6,541
                             2013        $11.370      $16.839         6,541
                             2014        $16.839      $17.487         6,541
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2005        $10.577      $11.255           740
                             2006        $11.255      $12.718           740
                             2007        $12.718      $13.570             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $10.219      $10.564             0
                             2006        $10.564      $12.030             0
                             2007        $12.030      $11.103             0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $ 9.376      $10.335             0
                             2006        $10.335      $12.967             0
                             2007        $12.967      $13.803             0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2005        $13.282      $13.966             0
                             2006        $13.966      $16.093             0
                             2007        $16.093      $13.797             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $ 6.892      $ 7.156             0
                             2006        $ 7.156      $ 7.413             0
                             2007        $ 7.413      $ 7.683             0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2005        $13.942      $18.333             0
                             2006        $18.333      $24.700             0
                             2007        $24.700      $34.077             0
UIF GLOBAL INFRASTRUCTURE - CLASS I
                             2014        $10.000      $16.995         4,331
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2005        $ 9.537      $10.406             0
                             2006        $10.406      $12.792             0
                             2007        $12.792      $14.399             0
UIF GROWTH PORTFOLIO, CLASS I
                             2005        $ 7.545      $ 8.577             0
                             2006        $ 8.577      $ 8.772             0
                             2007        $ 8.772      $10.504             0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2005        $12.152      $14.036             0
                             2006        $14.036      $15.067             0
                             2007        $15.067      $18.155             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2005        $19.081      $21.942             0
                             2006        $21.942      $29.757             0
                             2007        $29.757      $24.239             0

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION
                                   OPTION 2

                          MORTALITY & EXPENSE = 1.68

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $10.594      $10.886        11,801
                             2006        $10.886      $12.511        11,751
                             2007        $12.511      $12.886        10,537
                             2008        $12.886      $ 7.507         9,508
                             2009        $ 7.507      $ 8.875         6,654
                             2010        $ 8.875      $ 9.835         5,666
                             2011        $ 9.835      $10.248         5,663
                             2012        $10.248      $11.803         3,311
                             2013        $11.803      $15.605         1,287
                             2014        $15.605      $16.754         1,208
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $ 6.969      $ 7.643         5,091
                             2006        $ 7.643      $ 7.415         5,175
                             2007        $ 7.415      $ 8.206         5,367
                             2008        $ 8.206      $ 4.627         3,926
                             2009        $ 4.627      $ 6.040         4,166
                             2010        $ 6.040      $ 6.811         2,020
                             2011        $ 6.811      $ 6.756         1,961
                             2012        $ 6.756      $ 7.538             0
                             2013        $ 7.538      $ 9.902             0
                             2014        $ 9.902      $10.989             0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $ 6.281      $ 7.086             0
                             2006        $ 7.086      $ 6.917             0
                             2007        $ 6.917      $ 7.719             0
                             2008        $ 7.719      $ 4.563             0
                             2009        $ 4.563      $ 6.146             0
                             2010        $ 6.146      $ 6.631             0
                             2011        $ 6.631      $ 6.301             0
                             2012        $ 6.301      $ 7.188             0
                             2013        $ 7.188      $ 9.674         2,724
                             2014        $ 9.674      $10.818         2,724
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.682      $10.840             0
                             2006        $10.840      $11.647             0
                             2007        $11.647      $11.751             0
                             2008        $11.751      $ 8.845             0
                             2009        $ 8.845      $12.399             0
                             2010        $12.399      $13.795         3,200
                             2011        $13.795      $14.170         3,106
                             2012        $14.170      $16.085         3,106
                             2013        $16.085      $17.039         2,433
                             2014        $17.039      $16.734         2,433

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.226      $11.204        1,344
                             2006        $11.204      $13.014        1,371
                             2007        $13.014      $13.264            0
                             2008        $13.264      $ 9.166        3,005
                             2009        $ 9.166      $12.209        3,005
                             2010        $12.209      $13.514        6,717
                             2011        $13.514      $13.592        6,717
                             2012        $13.592      $15.041        6,717
                             2013        $15.041      $16.836        9,715
                             2014        $16.836      $17.302        9,715
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.938      $11.878        1,333
                             2006        $11.878      $13.814        1,317
                             2007        $13.814      $14.041            0
                             2008        $14.041      $ 8.674            0
                             2009        $ 8.674      $10.741          927
                             2010        $10.741      $11.733          872
                             2011        $11.733      $11.406          872
                             2012        $11.406      $12.800          872
                             2013        $12.800      $16.129          872
                             2014        $16.129      $16.972          872
FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.319          850
                             2006        $11.319      $13.008          832
                             2007        $13.008      $12.473            0
                             2008        $12.473      $ 8.207            0
                             2009        $ 8.207      $10.413          926
                             2010        $10.413      $13.117          898
                             2011        $13.117      $12.401          898
                             2012        $12.401      $14.422          898
                             2013        $14.422      $19.302          898
                             2014        $19.302      $19.069          898
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.504      $12.451        4,832
                             2006        $12.451      $14.856        4,678
                             2007        $14.856      $16.848        3,261
                             2008        $16.848      $ 9.867        2,676
                             2009        $ 9.867      $13.284        4,063
                             2010        $13.284      $14.147        2,356
                             2011        $14.147      $12.420        2,339
                             2012        $12.420      $14.425        2,405
                             2013        $14.425      $17.425        3,887
                             2014        $17.425      $15.212        3,876
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2005        $ 4.761      $ 5.049        9,459
                             2006        $ 5.049      $ 5.101        8,374
                             2007        $ 5.101      $ 5.861        8,502
                             2008        $ 5.861      $ 2.937        4,980
                             2009        $ 2.937      $ 4.791        2,273
                             2010        $ 4.791      $ 5.641        1,966
                             2011        $ 5.641      $ 5.199        1,876
                             2012        $ 5.199      $ 5.809        1,289
                             2013        $ 5.809      $ 7.996          640
                             2014        $ 7.996      $ 8.518          153

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                             2005        $10.349      $11.419         6,683
                             2006        $11.419      $13.540         6,618
                             2007        $13.540      $14.343         6,004
                             2008        $14.343      $ 8.272         5,639
                             2009        $ 8.272      $11.312         6,503
                             2010        $11.312      $13.584         2,915
                             2011        $13.584      $13.468         2,858
                             2012        $13.468      $15.520         2,803
                             2013        $15.520      $20.471         2,748
                             2014        $20.471      $22.070         2,663
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2005        $ 6.146      $ 6.571         1,329
                             2006        $ 6.571      $ 6.863         1,441
                             2007        $ 6.863      $ 7.551         1,548
                             2008        $ 7.551      $ 4.265         1,544
                             2009        $ 4.265      $ 5.073         1,712
                             2010        $ 5.073      $ 5.756         1,799
                             2011        $ 5.756      $ 5.207         1,732
                             2012        $ 5.207      $ 5.977             0
INVESCO V.I. COMSTOCK FUND - SERIES I
                             2005        $11.973      $12.277        19,535
                             2006        $12.277      $14.024        16,587
                             2007        $14.024      $13.494        16,310
                             2008        $13.494      $ 8.527        14,374
                             2009        $ 8.527      $10.788        16,348
                             2010        $10.788      $12.291         8,036
                             2011        $12.291      $11.852         7,998
                             2012        $11.852      $13.881         7,024
                             2013        $13.881      $18.542         4,907
                             2014        $18.542      $19.925         4,885
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2005        $ 7.066      $ 7.334           131
                             2006        $10.000      $10.785           102
                             2007        $10.785      $11.452           100
                             2008        $11.452      $ 7.861            98
                             2009        $ 7.861      $ 9.907         2,128
                             2010        $ 9.907      $10.663            98
                             2011        $10.663      $10.468            98
                             2012        $10.468      $11.711            99
                             2013        $11.711      $14.869            93
                             2014        $14.869      $15.797            11
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2005        $10.462      $10.854        36,899
                             2006        $10.854      $11.846        30,433
                             2007        $11.846      $12.127        18,178
                             2008        $12.127      $ 7.582        15,234
                             2009        $ 7.582      $ 9.259        15,855
                             2010        $ 9.259      $10.049        13,694
                             2011        $10.049      $ 9.892        14,109
                             2012        $ 9.892      $11.537        11,797
                             2013        $11.537      $14.851         4,686
                             2014        $14.851      $16.460         4,170
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $13.452         2,256
                             2012        $13.452      $14.876         2,254
                             2013        $14.876      $18.293         2,253
                             2014        $18.293      $19.594         2,252

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.023         4,544
                             2012        $10.023      $11.199         2,891
                             2013        $11.199      $13.478         6,566
                             2014        $13.478      $13.331         6,427
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2005        $11.919      $12.451        11,113
                             2006        $12.451      $14.916         7,278
                             2007        $14.916      $15.681         7,510
                             2008        $15.681      $ 9.098         4,212
                             2009        $ 9.098      $10.407         4,363
                             2010        $10.407      $11.457         4,512
                             2011        $11.457      $12.366             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $10.556           295
                             2014        $10.556      $10.549           297
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2005        $ 6.717      $ 6.743         1,868
                             2006        $ 6.743      $ 7.240         1,254
                             2007        $ 7.240      $ 7.408         1,244
                             2008        $ 7.408      $ 5.594           335
                             2009        $ 5.594      $ 7.945           290
                             2010        $ 7.945      $ 8.602           292
                             2011        $ 8.602      $ 8.619           291
                             2012        $ 8.619      $10.063           280
                             2013        $10.063      $10.413             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2005        $11.823      $12.423         1,205
                             2006        $12.423      $13.939           218
                             2007        $13.939      $14.131           979
                             2008        $14.131      $10.232           869
                             2009        $10.232      $12.581         1,510
                             2010        $12.581      $13.888         2,258
                             2011        $13.888      $14.786             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2005        $10.807      $11.424           739
                             2006        $11.424      $12.484           723
                             2007        $12.484      $13.434             0
                             2008        $13.434      $ 9.433             0
                             2009        $ 9.433      $12.066             0
                             2010        $12.066      $13.526             0
                             2011        $13.526      $12.441             0
                             2012        $12.441      $13.559             0
                             2013        $13.559      $17.159             0
                             2014        $17.159      $17.603             0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.116      $12.135           194
                             2006        $12.135      $12.508           199
                             2007        $12.508      $14.449           179
                             2008        $14.449      $ 7.546           222
                             2009        $ 7.546      $11.592           197
                             2010        $11.592      $14.493           962
                             2011        $14.493      $12.905           963
                             2012        $12.905      $14.151           968
                             2013        $14.151      $18.989           947
                             2014        $18.989      $20.089           943

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2005        $ 8.250      $ 8.480         6,659
                             2006        $ 8.480      $ 9.627         5,653
                             2007        $ 9.627      $ 9.951         4,540
                             2008        $ 9.951      $ 6.152         4,544
                             2009        $ 6.152      $ 7.635         3,488
                             2010        $ 7.635      $ 8.616         5,575
                             2011        $ 8.616      $ 8.621         5,436
                             2012        $ 8.621      $ 9.795         5,379
                             2013        $ 9.795      $12.692         4,626
                             2014        $12.692      $14.129         1,548
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2005        $ 7.567      $ 8.520         5,897
                             2006        $ 8.520      $10.071         3,704
                             2007        $10.071      $11.904         6,042
                             2008        $11.904      $ 7.803         6,014
                             2009        $ 7.803      $ 9.142         6,006
                             2010        $ 9.142      $ 9.603         6,006
                             2011        $ 9.603      $10.950         6,001
                             2012        $10.950      $12.766         6,001
                             2013        $12.766      $14.787         7,970
                             2014        $14.787      $15.639             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2005        $ 6.746      $ 8.162           824
                             2006        $ 8.162      $ 8.648           823
                             2007        $ 8.648      $10.165           822
                             2008        $10.165      $ 5.106           822
                             2009        $ 5.106      $ 8.500           820
                             2010        $ 8.500      $10.524           819
                             2011        $10.524      $ 9.580           818
                             2012        $ 9.580      $10.526           818
                             2013        $10.526      $11.176             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2005        $ 9.048      $ 9.662        19,057
                             2006        $ 9.662      $12.359        15,677
                             2007        $12.359      $14.033        14,253
                             2008        $14.033      $ 7.899        14,009
                             2009        $ 7.899      $ 9.911        12,374
                             2010        $ 9.911      $10.440        12,349
                             2011        $10.440      $ 9.267        12,465
                             2012        $ 9.267      $10.788        10,587
                             2013        $10.788      $13.512         5,539
                             2014        $13.512      $12.061         3,008
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2005        $ 7.549      $ 7.920         1,370
                             2006        $ 7.920      $ 9.225         1,344
                             2007        $ 9.225      $10.609         1,324
                             2008        $10.609      $ 5.853         1,301
                             2009        $ 5.853      $ 5.592             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2005        $12.775      $12.968        12,084
                             2006        $12.968      $13.465        12,224
                             2007        $13.465      $14.018        12,766
                             2008        $14.018      $12.542        12,556
                             2009        $12.542      $15.102        12,121
                             2010        $15.102      $16.212        17,871
                             2011        $16.212      $16.725        19,700
                             2012        $16.725      $18.744        18,769
                             2013        $18.744      $18.603        18,323
                             2014        $18.603      $19.697        18,091

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2005        $10.816      $10.824        16,513
                             2006        $10.824      $11.089        15,658
                             2007        $11.089      $11.213        14,516
                             2008        $11.213      $ 9.372        14,926
                             2009        $ 9.372      $ 9.738        14,570
                             2010        $ 9.738      $ 9.791        13,601
                             2011        $ 9.791      $ 9.884        15,130
                             2012        $ 9.884      $10.033        12,300
                             2013        $10.033      $ 9.895        11,051
                             2014        $ 9.895      $ 9.830        11,286
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2005        $10.023      $10.121        13,472
                             2006        $10.121      $10.402        22,394
                             2007        $10.402      $10.721        16,764
                             2008        $10.721      $10.790        25,252
                             2009        $10.790      $10.602         8,518
                             2010        $10.602      $10.416         2,294
                             2011        $10.416      $10.234         2,426
                             2012        $10.234      $10.054         2,444
                             2013        $10.054      $ 9.877           500
                             2014        $ 9.877      $ 9.704        20,423
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2005        $ 6.788      $ 7.879        44,749
                             2006        $ 7.879      $ 8.064        33,366
                             2007        $ 8.064      $ 9.469        26,821
                             2008        $ 9.469      $ 4.872        23,995
                             2009        $ 4.872      $ 8.199        20,619
                             2010        $ 8.199      $10.290        18,119
                             2011        $10.290      $ 9.428        18,104
                             2012        $ 9.428      $10.407        18,103
                             2013        $10.407      $15.412        11,212
                             2014        $15.412      $16.005         6,621
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2005        $10.054      $10.699        79,224
                             2006        $10.699      $12.089        58,835
                             2007        $12.089      $12.900        60,892
                             2008        $12.900      $ 9.633        39,513
                             2009        $ 9.633      $11.331        41,225
                             2010        $11.331      $11.890        49,151
                             2011        $11.890      $10.751        44,482
                             2012        $10.751      $11.290        43,481
                             2013        $11.290      $12.026             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $10.067      $10.406             0
                             2006        $10.406      $11.850             0
                             2007        $11.850      $10.937             0
                             2008        $10.937      $ 6.586             0
                             2009        $ 6.586      $ 8.399             0
                             2010        $ 8.399      $ 9.437             0
                             2011        $ 9.437      $ 8.840             0
                             2012        $ 8.840      $10.346             0
                             2013        $10.346      $13.790             0
                             2014        $13.790      $15.000             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $ 9.035      $ 9.959         3,790
                             2006        $ 9.959      $12.496         3,745
                             2007        $12.496      $13.301         3,714
                             2008        $13.301      $ 7.323         3,811
                             2009        $ 7.323      $ 8.966         1,972
                             2010        $ 8.966      $ 9.691         1,985
                             2011        $ 9.691      $ 7.908         2,034
                             2012        $ 7.908      $ 9.471         2,028
                             2013        $ 9.471      $11.916           407
                             2014        $11.916      $10.912           443
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2005        $13.282      $13.966         1,863
                             2006        $13.966      $16.093           809
                             2007        $16.093      $13.797           180
                             2008        $13.797      $ 8.218           216
                             2009        $ 8.218      $10.619           218
                             2010        $10.619      $13.142           203
                             2011        $13.142      $12.301           194
                             2012        $12.301      $14.196           184
                             2013        $14.196      $19.469           160
                             2014        $19.469      $19.783           160
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $ 6.126      $ 6.361             4
                             2006        $ 6.361      $ 6.589             0
                             2007        $ 6.589      $ 6.829             0
                             2008        $ 6.829      $ 4.224             0
                             2009        $ 4.224      $ 6.801             0
                             2010        $ 6.801      $ 8.071             0
                             2011        $ 8.071      $ 6.513             0
                             2012        $ 6.513      $ 7.308             0
                             2013        $ 7.308      $10.319             0
                             2014        $10.319      $11.122             0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2005        $12.260      $16.121         2,734
                             2006        $16.121      $21.720         4,257
                             2007        $21.720      $29.966         3,247
                             2008        $29.966      $12.768           351
                             2009        $12.768      $21.303           999
                             2010        $21.303      $24.909           828
                             2011        $24.909      $20.012           821
                             2012        $20.012      $23.581           509
                             2013        $23.581      $22.927           511
                             2014        $22.927      $21.511           479
UIF GLOBAL INFRASTRUCTURE - CLASS I
                             2014        $10.000      $16.796         4,835
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2005        $ 9.198      $10.036         1,201
                             2006        $10.036      $12.337         1,172
                             2007        $12.337      $13.887         1,152
                             2008        $13.887      $ 7.554           224
                             2009        $ 7.554      $ 9.834         2,273
                             2010        $ 9.834      $10.210           225
                             2011        $10.210      $ 9.661           224
                             2012        $ 9.661      $10.804           225
                             2013        $10.804      $12.306        38,801
                             2014        $12.306      $12.350        37,862

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2005        $ 6.590      $ 7.491        2,028
                             2006        $ 7.491      $ 7.661        2,037
                             2007        $ 7.661      $ 9.174        1,913
                             2008        $ 9.174      $ 4.579        1,987
                             2009        $ 4.579      $ 7.447        1,847
                             2010        $ 7.447      $ 8.988        1,720
                             2011        $ 8.988      $ 8.583        1,652
                             2012        $ 8.583      $ 9.643        1,646
                             2013        $ 9.643      $14.027        1,504
                             2014        $14.027      $14.656        1,428
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2005        $12.152      $14.036        3,298
                             2006        $14.036      $15.067        2,214
                             2007        $15.067      $18.155        1,446
                             2008        $18.155      $ 9.494        1,166
                             2009        $ 9.494      $14.704        1,950
                             2010        $14.704      $19.112        1,305
                             2011        $19.112      $17.438        1,199
                             2012        $17.438      $18.619          602
                             2013        $18.619      $25.147          602
                             2014        $25.147      $25.189          602
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2005        $20.456      $23.523        1,678
                             2006        $23.523      $31.901        1,617
                             2007        $31.901      $25.986        1,573
                             2008        $25.986      $15.853        1,083
                             2009        $15.853      $19.989        1,645
                             2010        $19.989      $25.520        1,495
                             2011        $25.520      $26.555        1,438
                             2012        $26.555      $30.216        1,127
                             2013        $30.216      $30.292          864
                             2014        $30.292      $38.603          836

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.68

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $12.853      $13.208         658
                             2006        $13.208      $15.179         631
                             2007        $15.179      $15.634           0
                             2008        $15.634      $ 9.108           0
                             2009        $ 9.108      $10.768           0
                             2010        $10.768      $11.932           0
                             2011        $11.932      $12.434           0
                             2012        $12.434      $14.320           0
                             2013        $14.320      $18.934           0
                             2014        $18.934      $20.328           0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $13.404      $14.700           0
                             2006        $14.700      $14.262           0
                             2007        $14.262      $15.783           0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $11.530      $13.009           0
                             2006        $13.009      $12.698           0
                             2007        $12.698      $14.171           0
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.682      $10.840           0
                             2006        $10.840      $11.647           0
                             2007        $11.647      $11.751           0
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.226      $11.204           0
                             2006        $11.204      $13.014           0
                             2007        $13.014      $13.264           0
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.938      $11.878           0
                             2006        $11.878      $13.814           0
                             2007        $13.814      $14.041           0
FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.319           0
                             2006        $11.319      $13.008           0
                             2007        $13.008      $12.473           0
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.504      $12.450           0
                             2006        $12.450      $14.854           0
                             2007        $14.854      $16.846           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2005        $11.022      $11.687          237
                             2006        $11.687      $11.809          237
                             2007        $11.809      $13.567          237
                             2008        $13.567      $ 6.798          236
                             2009        $ 6.798      $11.091          236
                             2010        $11.091      $13.058          235
                             2011        $13.058      $12.036            0
                             2012        $12.036      $13.446            0
                             2013        $13.446      $18.511            0
                             2014        $18.511      $19.719            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                             2005        $13.857      $15.289          242
                             2006        $15.289      $18.129          238
                             2007        $18.129      $19.204            0
                             2008        $19.204      $11.076            0
                             2009        $11.076      $15.146            0
                             2010        $15.146      $18.188            0
                             2011        $18.188      $18.033            0
                             2012        $18.033      $20.780            0
                             2013        $20.780      $27.408            0
                             2014        $27.408      $29.550            0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2005        $12.023      $12.856            0
                             2006        $12.856      $13.425            0
                             2007        $13.425      $14.771            0
INVESCO V.I. COMSTOCK FUND - SERIES I
                             2005        $13.575      $13.919          395
                             2006        $13.919      $15.901          395
                             2007        $15.901      $15.300            0
                             2008        $15.300      $ 9.668            0
                             2009        $ 9.668      $12.231            0
                             2010        $12.231      $13.935            0
                             2011        $13.935      $13.438            0
                             2012        $13.438      $15.739            0
                             2013        $15.739      $21.024            0
                             2014        $21.024      $22.591            0
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2005        $11.454      $11.889          997
                             2006        $10.000      $10.785        1,213
                             2007        $10.785      $11.452          500
                             2008        $11.452      $ 7.861          499
                             2009        $ 7.861      $ 9.907          498
                             2010        $ 9.907      $10.663          497
                             2011        $10.663      $10.468            0
                             2012        $10.468      $11.711            0
                             2013        $11.711      $14.869            0
                             2014        $14.869      $15.797            0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2005        $11.421      $11.849          499
                             2006        $11.849      $12.932          479
                             2007        $12.932      $13.239            0
                             2008        $13.239      $ 8.277            0
                             2009        $ 8.277      $10.108            0
                             2010        $10.108      $10.970            0
                             2011        $10.970      $10.799            0
                             2012        $10.799      $12.595            0
                             2013        $12.595      $16.213            0
                             2014        $16.213      $17.970            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.608            0
                             2012        $10.608      $11.853            0
                             2013        $11.853      $14.264            0
                             2014        $14.264      $14.109            0
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2005        $12.614      $13.178        1,141
                             2006        $13.178      $15.786        1,100
                             2007        $15.786      $16.595            0
                             2008        $16.595      $ 9.629            0
                             2009        $ 9.629      $11.014            0
                             2010        $11.014      $12.125            0
                             2011        $12.125      $13.088            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2005        $13.032      $13.082            0
                             2006        $13.082      $14.046            0
                             2007        $14.046      $14.373            0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2005        $12.137      $12.753            0
                             2006        $12.753      $14.309            0
                             2007        $14.309      $14.505            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2005        $10.807      $11.424            0
                             2006        $11.424      $12.484            0
                             2007        $12.484      $13.434            0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.116      $12.132            0
                             2006        $12.132      $12.505            0
                             2007        $12.505      $14.445            0
                             2008        $14.445      $ 7.544            0
                             2009        $ 7.544      $11.589            0
                             2010        $11.589      $14.490            0
                             2011        $14.490      $12.902            0
                             2012        $12.902      $14.147            0
                             2013        $14.147      $18.985            0
                             2014        $18.985      $20.085            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2005        $12.370      $12.716            0
                             2006        $12.716      $14.436            0
                             2007        $14.436      $14.922            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2005        $12.758      $14.366          578
                             2006        $14.366      $16.981          555
                             2007        $16.981      $20.072            0
                             2008        $20.072      $13.157            0
                             2009        $13.157      $15.414            0
                             2010        $15.414      $16.191            0
                             2011        $16.191      $18.462            0
                             2012        $18.462      $21.525            0
                             2013        $21.525      $24.932            0
                             2014        $24.932      $26.370            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2005        $12.099      $14.639            0
                             2006        $14.639      $15.510            0
                             2007        $15.510      $18.230            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2005        $11.657      $12.447          547
                             2006        $12.447      $15.922          546
                             2007        $15.922      $18.079          546
                             2008        $18.079      $10.176          545
                             2009        $10.176      $12.768          544
                             2010        $12.768      $13.450          543
                             2011        $13.450      $11.939            0
                             2012        $11.939      $13.898            0
                             2013        $13.898      $17.408            0
                             2014        $17.408      $15.538            0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2005        $12.224      $12.825            0
                             2006        $12.825      $14.937            0
                             2007        $14.937      $17.179            0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2005        $11.470      $11.642          456
                             2006        $11.642      $12.089          513
                             2007        $12.089      $12.585            0
                             2008        $12.585      $11.260            0
                             2009        $11.260      $13.559            0
                             2010        $13.559      $14.555            0
                             2011        $14.555      $15.015            0
                             2012        $15.015      $16.828            0
                             2013        $16.828      $16.701            0
                             2014        $16.701      $17.684            0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2005        $10.148      $10.155            0
                             2006        $10.155      $10.404            0
                             2007        $10.404      $10.520            0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2005        $ 9.771      $ 9.867            0
                             2006        $ 9.867      $10.141            0
                             2007        $10.141      $10.452            0
                             2008        $10.452      $10.519            0
                             2009        $10.519      $10.336            0
                             2010        $10.336      $10.155            0
                             2011        $10.155      $ 9.977            0
                             2012        $ 9.977      $ 9.802            0
                             2013        $ 9.802      $ 9.630            0
                             2014        $ 9.630      $ 9.461            0
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2005        $11.508      $13.358        1,372
                             2006        $13.358      $13.672        1,317
                             2007        $13.672      $16.054            0
                             2008        $16.054      $ 8.260            0
                             2009        $ 8.260      $13.901            0
                             2010        $13.901      $17.446            0
                             2011        $17.446      $15.983            0
                             2012        $15.983      $17.643            0
                             2013        $17.643      $26.129            0
                             2014        $26.129      $27.134            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2005        $12.687      $13.501        1,896
                             2006        $13.501      $15.255        1,843
                             2007        $15.255      $16.278            0
                             2008        $16.278      $12.156            0
                             2009        $12.156      $14.299            0
                             2010        $14.299      $15.004            0
                             2011        $15.004      $13.566            0
                             2012        $13.566      $14.246            0
                             2013        $14.246      $15.175            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $12.285      $12.700        1,178
                             2006        $12.700      $14.462        1,164
                             2007        $14.462      $13.347            0
                             2008        $13.347      $ 8.038            0
                             2009        $ 8.038      $10.250            0
                             2010        $10.250      $11.517            0
                             2011        $11.517      $10.789            0
                             2012        $10.789      $12.626            0
                             2013        $12.626      $16.829            0
                             2014        $16.829      $18.306            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $12.247      $13.499            0
                             2006        $13.499      $16.937            0
                             2007        $16.937      $18.029            0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2005        $14.645      $15.399            0
                             2006        $15.399      $17.744            0
                             2007        $17.744      $15.213            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $11.371      $11.807            0
                             2006        $11.807      $12.230            0
                             2007        $12.230      $12.676            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2005        $15.794      $20.769           97
                             2006        $20.769      $27.982           83
                             2007        $27.982      $38.605            0
                             2008        $38.605      $16.449            0
                             2009        $16.449      $27.444            0
                             2010        $27.444      $32.090            0
                             2011        $32.090      $25.782            0
                             2012        $25.782      $30.379            0
                             2013        $30.379      $29.537            0
                             2014        $29.537      $27.713            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL INFRASTRUCTURE - CLASS I
                             2014        $10.000      $28.320           0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2005        $12.171      $13.280           0
                             2006        $13.280      $16.326           0
                             2007        $16.326      $18.376           0
                             2013        $10.000      $16.518           0
                             2014        $16.518      $16.576           0
UIF GROWTH PORTFOLIO, CLASS I
                             2005        $11.589      $13.174         472
                             2006        $13.174      $13.473         471
                             2007        $13.473      $16.134         471
                             2008        $16.134      $ 8.053         470
                             2009        $ 8.053      $13.097         469
                             2010        $13.097      $15.808         468
                             2011        $15.808      $15.095           0
                             2012        $15.095      $16.960           0
                             2013        $16.960      $24.670           0
                             2014        $24.670      $25.776           0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2005        $14.445      $16.684           0
                             2006        $16.684      $17.910           0
                             2007        $17.910      $21.580           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2005        $16.276      $18.716          99
                             2006        $18.716      $25.383          84
                             2007        $25.383      $20.676           0
                             2008        $20.676      $12.613           0
                             2009        $12.613      $15.904           0
                             2010        $15.904      $20.305           0
                             2011        $20.305      $21.128           0
                             2012        $21.128      $24.041           0
                             2013        $24.041      $24.102           0
                             2014        $24.102      $30.715           0

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT
              COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.69

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $11.036      $11.339        10,124
                             2006        $11.339      $13.030         8,856
                             2007        $13.030      $13.419        10,400
                             2008        $13.419      $ 7.817         8,262
                             2009        $ 7.817      $ 9.241         6,692
                             2010        $ 9.241      $10.239         6,112
                             2011        $10.239      $10.668         4,938
                             2012        $10.668      $12.285         3,550
                             2013        $12.285      $16.241         2,916
                             2014        $16.241      $17.435         2,908
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $ 7.807      $ 8.562         2,143
                             2006        $ 8.562      $ 8.306           268
                             2007        $ 8.306      $ 9.191           279
                             2008        $ 9.191      $ 5.182           278
                             2009        $ 5.182      $ 6.763           302
                             2010        $ 6.763      $ 7.626           283
                             2011        $ 7.626      $ 7.563           267
                             2012        $ 7.563      $ 8.438           239
                             2013        $ 8.438      $11.083           224
                             2014        $11.083      $12.298           207
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $ 6.970      $ 7.863           300
                             2006        $ 7.863      $ 7.674         2,596
                             2007        $ 7.674      $ 8.564         1,759
                             2008        $ 8.564      $ 5.062         1,723
                             2009        $ 5.062      $ 6.817         2,356
                             2010        $ 6.817      $ 7.354         4,705
                             2011        $ 7.354      $ 6.988         4,680
                             2012        $ 6.988      $ 7.970         4,638
                             2013        $ 7.970      $10.725         4,609
                             2014        $10.725      $11.993         4,580
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.681      $10.838             0
                             2006        $10.838      $11.644             0
                             2007        $11.644      $11.746             0
                             2008        $11.746      $ 8.841             0
                             2009        $ 8.841      $12.392           821
                             2010        $12.392      $13.786           514
                             2011        $13.786      $14.159           504
                             2012        $14.159      $16.072           249
                             2013        $16.072      $17.022             0
                             2014        $17.022      $16.716             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.225      $11.203         2,906
                             2006        $11.203      $13.012        15,516
                             2007        $13.013      $13.261        15,848
                             2008        $13.261      $ 9.162         5,563
                             2009        $ 9.162      $12.203         5,688
                             2010        $12.203      $13.506         6,625
                             2011        $13.506      $13.583         6,137
                             2012        $13.583      $15.030         5,737
                             2013        $15.030      $16.821         5,347
                             2014        $16.821      $17.286         5,344
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.937      $11.877           940
                             2006        $11.877      $13.812           939
                             2007        $13.810      $14.036         2,310
                             2008        $14.036      $ 8.671         1,463
                             2009        $ 8.671      $10.736         1,360
                             2010        $10.736      $11.726             0
                             2011        $11.726      $11.399             0
                             2012        $11.399      $12.791             0
                             2013        $12.791      $16.115             0
                             2014        $16.115      $16.956             0
FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.318             0
                             2006        $11.318      $13.006        15,142
                             2007        $13.006      $12.470        15,239
                             2008        $12.470      $ 8.204        15,074
                             2009        $ 8.204      $10.408        14,971
                             2010        $10.408      $13.109         2,175
                             2011        $13.109      $12.393         2,944
                             2012        $12.393      $14.411         2,851
                             2013        $14.411      $19.285         2,713
                             2014        $19.285      $19.051         2,759
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.504      $12.449         3,600
                             2006        $12.449      $14.851         4,436
                             2007        $14.850      $16.840         4,517
                             2008        $16.840      $ 9.862         1,826
                             2009        $ 9.862      $13.276         5,433
                             2010        $13.276      $14.137         8,393
                             2011        $14.137      $12.410         9,612
                             2012        $12.410      $14.411         8,328
                             2013        $14.411      $17.407         7,942
                             2014        $17.407      $15.195         8,336
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2005        $ 5.773      $ 6.121        12,098
                             2006        $ 6.121      $ 6.184        11,668
                             2007        $ 6.184      $ 7.104         9,893
                             2008        $ 7.104      $ 3.559         7,331
                             2009        $ 3.559      $ 5.806         7,365
                             2010        $ 5.806      $ 6.835         5,667
                             2011        $ 6.835      $ 6.299         5,447
                             2012        $ 6.299      $ 7.037         3,922
                             2013        $ 7.037      $ 9.686         3,712
                             2014        $ 9.686      $10.318         3,452

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                             2005        $10.858      $11.979        18,421
                             2006        $11.979      $14.202        17,977
                             2007        $14.202      $15.043        19,441
                             2008        $15.043      $ 8.675        18,758
                             2009        $ 8.675      $11.862        18,477
                             2010        $11.862      $14.243         2,715
                             2011        $14.243      $14.120         2,719
                             2012        $14.120      $16.269         1,169
                             2013        $16.269      $21.457         1,147
                             2014        $21.457      $23.131         1,141
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2005        $ 7.382      $ 7.892         4,735
                             2006        $ 7.892      $ 8.240         6,468
                             2007        $ 8.240      $ 9.066         4,307
                             2008        $ 9.066      $ 5.121         3,928
                             2009        $ 5.121      $ 6.090         2,586
                             2010        $ 6.090      $ 6.909         2,122
                             2011        $ 6.909      $ 6.250         2,089
                             2012        $ 6.250      $ 7.174             0
INVESCO V.I. COMSTOCK FUND - SERIES I
                             2005        $11.970      $12.272        26,871
                             2006        $12.272      $14.018        27,948
                             2007        $14.018      $13.486        28,321
                             2008        $13.486      $ 8.521        26,727
                             2009        $ 8.521      $10.779        29,642
                             2010        $10.779      $12.280        11,935
                             2011        $12.280      $11.840        11,233
                             2012        $11.840      $13.867         7,655
                             2013        $13.867      $18.521         6,567
                             2014        $18.521      $19.900         6,565
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.785         4,202
                             2007        $10.785      $11.450         3,757
                             2008        $11.450      $ 7.859         2,861
                             2009        $ 7.859      $ 9.904         2,408
                             2010        $ 9.904      $10.658         1,718
                             2011        $10.658      $10.462           897
                             2012        $10.462      $11.703           652
                             2013        $11.703      $14.858           520
                             2014        $14.858      $15.783           511
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2005        $10.532      $10.925        81,167
                             2006        $10.925      $11.923        73,240
                             2007        $11.923      $12.205        66,472
                             2008        $12.205      $ 7.630        63,301
                             2009        $ 7.630      $ 9.316        56,711
                             2010        $ 9.316      $10.110        51,756
                             2011        $10.110      $ 9.952        51,821
                             2012        $ 9.952      $11.605        49,616
                             2013        $11.605      $14.937        48,460
                             2014        $14.937      $16.554        48,237
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $13.779         6,875
                             2012        $13.779      $15.236         5,592
                             2013        $15.236      $18.735         4,828
                             2014        $18.735      $20.065         4,822

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.048        21,592
                             2012        $10.048      $11.227        20,205
                             2013        $11.227      $13.509        19,791
                             2014        $13.509      $13.361        19,787
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2005        $11.957      $12.491        39,468
                             2006        $12.491      $14.962        38,836
                             2007        $14.962      $15.727        43,019
                             2008        $15.727      $ 9.124        43,009
                             2009        $ 9.124      $10.435        41,901
                             2010        $10.435      $11.487        22,672
                             2011        $11.487      $12.399             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $12.037         2,074
                             2014        $12.037      $12.028         2,048
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2005        $ 7.666      $ 7.695         5,392
                             2006        $ 7.695      $ 8.261         3,671
                             2007        $ 8.261      $ 8.453         3,741
                             2008        $ 8.453      $ 6.382         3,660
                             2009        $ 6.382      $ 9.063         2,493
                             2010        $ 9.063      $ 9.811         2,500
                             2011        $ 9.811      $ 9.830         2,506
                             2012        $ 9.830      $11.475         2,075
                             2013        $11.475      $11.874             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2005        $12.119      $12.733        10,961
                             2006        $12.733      $14.285        10,201
                             2007        $14.285      $14.480         8,086
                             2008        $14.480      $10.484         7,894
                             2009        $10.484      $12.889         7,613
                             2010        $12.889      $14.227         6,948
                             2011        $14.227      $15.147             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2005        $10.806      $11.422             0
                             2006        $11.422      $12.481             0
                             2007        $12.481      $13.429             0
                             2008        $13.429      $ 9.429             0
                             2009        $ 9.429      $12.059             0
                             2010        $12.059      $13.517             0
                             2011        $13.517      $12.431             0
                             2012        $12.431      $13.548             0
                             2013        $13.548      $17.142             0
                             2014        $17.142      $17.584             0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.115      $12.130             0
                             2006        $12.130      $12.502           194
                             2007        $12.502      $14.440             0
                             2008        $14.440      $ 7.541             0
                             2009        $ 7.541      $11.582           189
                             2010        $11.582      $14.480           935
                             2011        $14.480      $12.892           935
                             2012        $12.892      $14.135           935
                             2013        $14.135      $18.967           934
                             2014        $18.967      $20.063           934

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2005        $ 8.934      $ 9.183        10,921
                             2006        $ 9.183      $10.424         3,029
                             2007        $10.424      $10.774         2,119
                             2008        $10.774      $ 6.660           926
                             2009        $ 6.660      $ 8.264           944
                             2010        $ 8.264      $ 9.325           822
                             2011        $ 9.325      $ 9.330           693
                             2012        $ 9.330      $10.599           570
                             2013        $10.599      $13.733           441
                             2014        $13.733      $15.286           425
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2005        $ 7.653      $ 8.617        36,090
                             2006        $ 8.617      $10.184        31,227
                             2007        $10.184      $12.037        30,951
                             2008        $12.037      $ 7.889        30,920
                             2009        $ 7.889      $ 9.242        28,116
                             2010        $ 9.242      $ 9.707        21,575
                             2011        $ 9.707      $11.067        21,056
                             2012        $11.067      $12.902        20,665
                             2013        $12.902      $14.943        20,021
                             2014        $14.943      $15.803             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2005        $ 7.417      $ 8.974        25,801
                             2006        $ 8.974      $ 9.507        25,208
                             2007        $ 9.507      $11.173        23,141
                             2008        $11.173      $ 5.612        23,136
                             2009        $ 5.612      $ 9.342        25,878
                             2010        $ 9.342      $11.564         8,749
                             2011        $11.564      $10.527         9,456
                             2012        $10.527      $11.565         8,992
                             2013        $11.565      $12.278             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2005        $ 9.108      $ 9.724        16,477
                             2006        $ 9.724      $12.438        15,678
                             2007        $12.438      $14.121        13,569
                             2008        $14.121      $ 7.947        12,370
                             2009        $ 7.947      $ 9.971         7,506
                             2010        $ 9.971      $10.502         2,833
                             2011        $10.502      $ 9.321         2,826
                             2012        $ 9.321      $10.850           496
                             2013        $10.850      $13.589           356
                             2014        $13.589      $12.128           368
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2005        $ 8.229      $ 8.633           747
                             2006        $ 8.633      $10.053           737
                             2007        $10.053      $11.561           707
                             2008        $11.561      $ 6.378           704
                             2009        $ 6.378      $ 6.092             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2005        $12.302      $12.486         8,392
                             2006        $12.486      $12.963         6,825
                             2007        $12.963      $13.494         8,094
                             2008        $13.494      $12.072         6,245
                             2009        $12.072      $14.535         3,750
                             2010        $14.535      $15.602         4,763
                             2011        $15.602      $16.093         4,580
                             2012        $16.093      $18.035         4,803
                             2013        $18.035      $17.897         5,030
                             2014        $17.897      $18.948         5,011

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2005        $10.725      $10.732         1,218
                             2006        $10.732      $10.993         1,193
                             2007        $10.993      $11.115           773
                             2008        $11.115      $ 9.290           772
                             2009        $ 9.290      $ 9.651         1,519
                             2010        $ 9.651      $ 9.703         1,450
                             2011        $ 9.703      $ 9.794         1,361
                             2012        $ 9.794      $ 9.941           855
                             2013        $ 9.941      $ 9.803           493
                             2014        $ 9.803      $ 9.738           493
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2005        $ 9.968      $10.065        11,203
                             2006        $10.065      $10.343        11,387
                             2007        $10.343      $10.660        11,278
                             2008        $10.660      $10.727        16,606
                             2009        $10.727      $10.539        10,338
                             2010        $10.539      $10.354         5,764
                             2011        $10.354      $10.171         5,746
                             2012        $10.171      $ 9.992         4,958
                             2013        $ 9.992      $ 9.815         4,981
                             2014        $ 9.815      $ 9.642         4,995
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2005        $ 7.413      $ 8.604        61,508
                             2006        $ 8.604      $ 8.806        44,228
                             2007        $ 8.806      $10.339        45,750
                             2008        $10.339      $ 5.319        45,943
                             2009        $ 5.319      $ 8.950        44,831
                             2010        $ 8.950      $11.232        16,607
                             2011        $11.232      $10.289        17,110
                             2012        $10.289      $11.356        15,030
                             2013        $11.356      $16.817        22,639
                             2014        $16.817      $17.462        22,388
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2005        $10.572      $11.250        25,324
                             2006        $11.250      $12.710        11,762
                             2007        $12.710      $13.561        10,523
                             2008        $13.561      $10.126         9,676
                             2009        $10.126      $11.909         9,509
                             2010        $11.909      $12.495         5,460
                             2011        $12.495      $11.297         6,482
                             2012        $11.297      $11.862         6,624
                             2013        $11.862      $12.635             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $10.215      $10.559         2,427
                             2006        $10.559      $12.023         2,957
                             2007        $12.023      $11.095         3,835
                             2008        $11.095      $ 6.681         3,552
                             2009        $ 6.681      $ 8.519         3,203
                             2010        $ 8.519      $ 9.571         1,801
                             2011        $ 9.571      $ 8.965         1,527
                             2012        $ 8.965      $10.490           597
                             2013        $10.490      $13.981           522
                             2014        $13.981      $15.207           508

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $ 9.372      $10.330         1,569
                             2006        $10.330      $12.960         1,540
                             2007        $12.960      $13.793           949
                             2008        $13.793      $ 7.594           960
                             2009        $ 7.594      $ 9.296           987
                             2010        $ 9.296      $10.047           985
                             2011        $10.047      $ 8.198         1,012
                             2012        $ 8.198      $ 9.817           385
                             2013        $ 9.817      $12.349           352
                             2014        $12.349      $11.308           364
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2005        $13.278      $13.961           276
                             2006        $13.961      $16.085             0
                             2007        $16.085      $13.789             0
                             2008        $13.789      $ 8.213             0
                             2009        $ 8.213      $10.611             0
                             2010        $10.611      $13.131             0
                             2011        $13.131      $12.289             0
                             2012        $12.289      $14.181             0
                             2013        $14.181      $19.447             0
                             2014        $19.447      $19.758             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $ 6.889      $ 7.153         2,948
                             2006        $ 7.153      $ 7.408         1,645
                             2007        $ 7.408      $ 7.678         1,652
                             2008        $ 7.678      $ 4.749           324
                             2009        $ 4.749      $ 7.645           267
                             2010        $ 7.645      $ 9.071           240
                             2011        $ 9.071      $ 7.320           273
                             2012        $ 7.320      $ 8.213           251
                             2013        $ 8.213      $11.594           218
                             2014        $11.594      $12.496           201
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2005        $13.936      $18.324         4,745
                             2006        $18.324      $24.685         8,155
                             2007        $24.685      $34.053         7,690
                             2008        $34.053      $14.508         6,894
                             2009        $14.508      $24.204         8,118
                             2010        $24.204      $28.298         4,799
                             2011        $28.298      $22.733         5,040
                             2012        $22.733      $26.784         4,549
                             2013        $26.784      $26.039         4,505
                             2014        $26.039      $24.428         4,546
UIF GLOBAL INFRASTRUCTURE - CLASS I
                             2014        $10.000      $16.971        19,793
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2005        $ 9.533      $10.401         2,243
                             2006        $10.401      $12.785         3,266
                             2007        $12.785      $14.389         3,269
                             2008        $14.389      $ 7.826         3,012
                             2009        $ 7.826      $10.188         3,315
                             2010        $10.188      $10.576         3,437
                             2011        $10.576      $10.006         3,410
                             2012        $10.006      $11.189         2,160
                             2013        $11.189      $12.743         8,318
                             2014        $12.743      $12.787         8,784

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2005        $ 7.542      $ 8.573         7,861
                             2006        $ 8.573      $ 8.767         9,235
                             2007        $ 8.767      $10.497         8,522
                             2008        $10.497      $ 5.239        11,699
                             2009        $ 5.239      $ 8.519        11,889
                             2010        $ 8.519      $10.282        11,722
                             2011        $10.282      $ 9.817        11,565
                             2012        $ 9.817      $11.029         7,041
                             2013        $11.029      $16.041         6,123
                             2014        $16.041      $16.759         6,103
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2005        $12.149      $14.030        14,689
                             2006        $14.030      $15.060         3,722
                             2007        $15.060      $18.144         4,198
                             2008        $18.144      $ 9.487         3,458
                             2009        $ 9.487      $14.692         4,823
                             2010        $14.692      $19.096         4,432
                             2011        $19.096      $17.422         4,881
                             2012        $17.422      $18.599         4,400
                             2013        $18.599      $25.118         3,698
                             2014        $25.118      $25.158         3,696
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2005        $19.073      $21.931        14,111
                             2006        $21.931      $29.739        12,811
                             2007        $29.739      $24.222        11,837
                             2008        $24.222      $14.775        10,559
                             2009        $14.775      $18.628        11,090
                             2010        $18.628      $23.781         2,162
                             2011        $23.781      $24.742         2,218
                             2012        $24.742      $28.151         1,901
                             2013        $28.151      $28.219         1,754
                             2014        $28.219      $35.958         1,686

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.75

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $11.009      $11.304            0
                             2006        $11.304      $12.983            0
                             2007        $12.983      $13.363            0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $ 7.788      $ 8.536            0
                             2006        $ 8.536      $ 8.276            0
                             2007        $ 8.276      $ 9.152            0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $ 6.953      $ 7.839            0
                             2006        $ 7.839      $ 7.647            0
                             2007        $ 7.647      $ 8.527            0
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.677      $10.827            0
                             2006        $10.827      $11.625            0
                             2007        $11.625      $11.720            0
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.220      $11.191            0
                             2006        $11.191      $12.990            0
                             2007        $12.990      $13.230            0
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.932      $11.864            0
                             2006        $11.864      $13.788            0
                             2007        $13.788      $14.005            0
FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.314        2,383
                             2006        $11.314      $12.993        2,715
                             2007        $12.993      $12.450            0
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.499      $12.435            0
                             2006        $12.435      $14.826            0
                             2007        $14.826      $16.802            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2005        $ 5.759      $ 6.102            0
                             2006        $ 6.102      $ 6.162            0
                             2007        $ 6.162      $ 7.074            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                             2005        $10.832      $11.943            0
                             2006        $11.943      $14.151            0
                             2007        $14.151      $14.980            0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2005        $ 7.364      $ 7.868            0
                             2006        $ 7.868      $ 8.211            0
                             2007        $ 8.211      $ 9.028            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES I
                             2005        $11.951      $12.245           0
                             2006        $12.245      $13.978           0
                             2007        $13.978      $13.440           0
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.780           0
                             2007        $10.780      $11.438           0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2005        $10.506      $10.892           0
                             2006        $10.892      $11.880           0
                             2007        $11.880      $12.153           0
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2005        $11.929      $12.453           0
                             2006        $12.453      $14.908           0
                             2007        $14.908      $15.661           0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2005        $ 7.648      $ 7.672           0
                             2006        $ 7.672      $ 8.232           0
                             2007        $ 8.232      $ 8.417           0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2005        $12.090      $12.695           0
                             2006        $12.695      $14.234           0
                             2007        $14.234      $14.419           0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2005        $10.802      $11.410           0
                             2006        $11.410      $12.461           0
                             2007        $12.461      $13.399           0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.110      $12.118           0
                             2006        $12.118      $12.482           0
                             2007        $12.482      $14.408           0
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2005        $ 8.912      $ 9.155           0
                             2006        $ 9.155      $10.386           0
                             2007        $10.386      $10.728           0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2005        $ 7.635      $ 8.591           0
                             2006        $ 8.591      $10.147           0
                             2007        $10.147      $11.986           0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2005        $ 7.399      $ 8.947           0
                             2006        $ 8.947      $ 9.472           0
                             2007        $ 9.472      $11.126           0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2005        $ 9.086      $ 9.695           0
                             2006        $ 9.695      $12.393           0
                             2007        $12.393      $14.062           0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2005        $ 8.209      $ 8.607           0
                             2006        $ 8.607      $10.017           0
                             2007        $10.017      $11.513           0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2005        $12.272      $12.448         500
                             2006        $12.448      $12.917           0
                             2007        $12.917      $13.438           0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2005        $10.699      $10.699           0
                             2006        $10.699      $10.953           0
                             2007        $10.953      $11.068           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2005        $ 9.944      $10.035           0
                             2006        $10.035      $10.306           0
                             2007        $10.306      $10.615           0
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2005        $ 7.395      $ 8.578         786
                             2006        $ 8.578      $ 8.774           0
                             2007        $ 8.774      $10.295           0
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2005        $10.547      $11.216           0
                             2006        $11.216      $12.664           0
                             2007        $12.664      $13.504           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $10.190      $10.527           0
                             2006        $10.527      $11.979           0
                             2007        $11.979      $11.048           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $ 9.350      $10.298           0
                             2006        $10.298      $12.913           0
                             2007        $12.913      $13.735           0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2005        $13.257      $13.930           0
                             2006        $13.930      $16.041           0
                             2007        $16.041      $13.742           0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $ 6.873      $ 7.131           0
                             2006        $ 7.131      $ 7.381           0
                             2007        $ 7.381      $ 7.645           0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2005        $13.902      $18.269           0
                             2006        $18.269      $24.596           0
                             2007        $24.596      $33.910           0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2005        $ 9.510      $10.369           0
                             2006        $10.369      $12.738           0
                             2007        $12.738      $14.328           0
UIF GROWTH PORTFOLIO, CLASS I
                             2005        $ 7.524      $ 8.547           0
                             2006        $ 8.547      $ 8.735           0
                             2007        $ 8.735      $10.453           0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2005        $12.129      $14.000           0
                             2006        $14.000      $15.018           0
                             2007        $15.018      $18.083           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2005        $19.027      $21.865           0
                             2006        $21.865      $29.632           0
                             2007        $29.632      $24.120           0

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.75

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $10.563      $10.847        42,214
                             2006        $10.847      $12.457        27,676
                             2007        $12.457      $12.822        19,625
                             2008        $12.822      $ 7.464        12,596
                             2009        $ 7.464      $ 8.818        11,499
                             2010        $ 8.818      $ 9.765        11,594
                             2011        $ 9.765      $10.168         7,292
                             2012        $10.168      $11.703         5,462
                             2013        $11.703      $15.462         5,392
                             2014        $15.462      $16.589         2,102
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $ 6.949      $ 7.616        10,669
                             2006        $ 7.616      $ 7.384         5,694
                             2007        $ 7.384      $ 8.165         3,315
                             2008        $ 8.165      $ 4.601         3,336
                             2009        $ 4.601      $ 6.001         1,532
                             2010        $ 6.001      $ 6.763         1,416
                             2011        $ 6.763      $ 6.704         1,380
                             2012        $ 6.704      $ 7.474         1,356
                             2013        $ 7.474      $ 9.811         1,308
                             2014        $ 9.811      $10.880         1,244
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $ 6.263      $ 7.061         5,939
                             2006        $ 7.061      $ 6.887         7,309
                             2007        $ 6.887      $ 7.681         7,914
                             2008        $ 7.681      $ 4.537         6,772
                             2009        $ 4.537      $ 6.107         7,595
                             2010        $ 6.107      $ 6.584         7,605
                             2011        $ 6.584      $ 6.252        20,521
                             2012        $ 6.252      $ 7.127        20,478
                             2013        $ 7.127      $ 9.585        16,666
                             2014        $ 9.585      $10.712         5,466
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.677      $10.828         2,474
                             2006        $10.828      $11.626             0
                             2007        $11.626      $11.721             0
                             2008        $11.721      $ 8.816             0
                             2009        $ 8.816      $12.350         1,495
                             2010        $12.350      $13.731         1,325
                             2011        $13.731      $14.095         2,368
                             2012        $14.095      $15.989           793
                             2013        $15.989      $16.925           793
                             2014        $16.925      $16.610           793

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.220      $11.191         3,301
                             2006        $11.191      $12.991         8,186
                             2007        $12.991      $13.230        10,360
                             2008        $13.230      $ 9.136        10,538
                             2009        $ 9.136      $12.161         9,968
                             2010        $12.161      $13.451        13,853
                             2011        $13.451      $13.520        15,452
                             2012        $13.520      $14.951        14,650
                             2013        $14.951      $16.723        12,738
                             2014        $16.723      $17.174        12,668
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.932      $11.865         4,867
                             2006        $11.865      $13.789        10,351
                             2007        $13.789      $14.006         7,625
                             2008        $14.006      $ 8.647         9,477
                             2009        $ 8.647      $10.699         7,878
                             2010        $10.699      $11.679        10,993
                             2011        $11.679      $11.346        11,847
                             2012        $11.346      $12.724        11,733
                             2013        $12.724      $16.021         9,108
                             2014        $16.021      $16.847         8,996
FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.314           789
                             2006        $11.314      $12.993         4,583
                             2007        $12.993      $12.450         3,747
                             2008        $12.450      $ 8.186         3,421
                             2009        $ 8.186      $10.379         3,243
                             2010        $10.379      $13.065         2,925
                             2011        $13.065      $12.343         7,978
                             2012        $12.343      $14.345         8,010
                             2013        $14.345      $19.185         4,646
                             2014        $19.185      $18.940         2,852
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.499      $12.437         6,840
                             2006        $12.437      $14.828         4,288
                             2007        $14.828      $16.804         1,254
                             2008        $16.804      $ 9.835         2,151
                             2009        $ 9.835      $13.231         1,914
                             2010        $13.231      $14.081         1,561
                             2011        $14.081      $12.353         3,273
                             2012        $12.353      $14.337         2,461
                             2013        $14.337      $17.307         1,575
                             2014        $17.307      $15.099         1,598
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2005        $ 4.747      $ 5.030        57,840
                             2006        $ 5.030      $ 5.079        44,530
                             2007        $ 5.079      $ 5.832        40,186
                             2008        $ 5.832      $ 2.920        31,171
                             2009        $ 2.920      $ 4.761        30,213
                             2010        $ 4.761      $ 5.601        29,857
                             2011        $ 5.601      $ 5.159        22,953
                             2012        $ 5.159      $ 5.759        28,989
                             2013        $ 5.759      $ 7.923        28,809
                             2014        $ 7.923      $ 8.434        25,900

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                             2005        $10.319      $11.378        39,026
                             2006        $11.378      $13.482        28,814
                             2007        $13.482      $14.272        15,630
                             2008        $14.272      $ 8.225         9,207
                             2009        $ 8.225      $11.240         8,374
                             2010        $11.240      $13.488         7,483
                             2011        $13.488      $13.364         8,830
                             2012        $13.364      $15.388         7,417
                             2013        $15.388      $20.283         5,789
                             2014        $20.283      $21.853         2,865
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2005        $ 6.128      $ 6.548        22,843
                             2006        $ 6.548      $ 6.833        22,062
                             2007        $ 6.833      $ 7.513        13,008
                             2008        $ 7.513      $ 4.241         7,570
                             2009        $ 4.241      $ 5.041         7,134
                             2010        $ 5.041      $ 5.715         6,820
                             2011        $ 5.715      $ 5.167         6,142
                             2012        $ 5.167      $ 5.929             0
INVESCO V.I. COMSTOCK FUND - SERIES I
                             2005        $11.951      $12.245        61,998
                             2006        $12.245      $13.978        43,977
                             2007        $13.978      $13.440        25,584
                             2008        $13.440      $ 8.487        22,981
                             2009        $ 8.487      $10.730        20,191
                             2010        $10.730      $12.216        19,902
                             2011        $12.216      $11.772        22,674
                             2012        $11.772      $13.778        22,024
                             2013        $13.778      $18.392        20,480
                             2014        $18.392      $19.749        12,184
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.780         5,895
                             2007        $10.780      $11.438         3,680
                             2008        $11.438      $ 7.846         3,616
                             2009        $ 7.846      $ 9.882         3,525
                             2010        $ 9.882      $10.628         3,465
                             2011        $10.628      $10.427         4,369
                             2012        $10.427      $11.656         4,362
                             2013        $11.656      $14.790         4,353
                             2014        $14.790      $15.701         4,339
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2005        $10.431      $10.815       158,922
                             2006        $10.815      $11.795       109,240
                             2007        $11.795      $12.067        87,041
                             2008        $12.067      $ 7.539        75,968
                             2009        $ 7.539      $ 9.200        70,704
                             2010        $ 9.200      $ 9.978        69,926
                             2011        $ 9.978      $ 9.815        58,496
                             2012        $ 9.815      $11.439        55,385
                             2013        $11.439      $14.715        53,205
                             2014        $14.715      $16.298        49,541
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $13.347         1,111
                             2012        $13.347      $14.750           450
                             2013        $14.750      $18.126           433
                             2014        $18.126      $19.401           432

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $ 9.945        17,073
                             2012        $ 9.945      $11.104        14,279
                             2013        $11.104      $13.354        13,613
                             2014        $13.354      $13.200        12,334
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2005        $11.884      $12.406        77,443
                             2006        $12.406      $14.852        44,403
                             2007        $14.852      $15.602        35,714
                             2008        $15.602      $ 9.046        27,718
                             2009        $ 9.046      $10.340        27,027
                             2010        $10.340      $11.376        23,065
                             2011        $11.376      $12.276             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $10.460         2,547
                             2014        $10.460      $10.445         2,085
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2005        $ 6.698      $ 6.719        14,287
                             2006        $ 6.719      $ 7.209         7,578
                             2007        $ 7.209      $ 7.371         4,922
                             2008        $ 7.371      $ 5.563         3,226
                             2009        $ 5.563      $ 7.894         3,434
                             2010        $ 7.894      $ 8.541         3,731
                             2011        $ 8.541      $ 8.552         2,890
                             2012        $ 8.552      $ 9.977         2,549
                             2013        $ 9.977      $10.322             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2005        $11.789      $12.379         8,697
                             2006        $12.379      $13.879         5,167
                             2007        $13.879      $14.060         3,525
                             2008        $14.060      $10.174         1,680
                             2009        $10.174      $12.500         1,414
                             2010        $12.500      $13.789         1,155
                             2011        $13.789      $14.678             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2005        $10.802      $11.413             4
                             2006        $11.413      $12.464           471
                             2007        $12.464      $13.402           608
                             2008        $13.402      $ 9.404           457
                             2009        $ 9.404      $12.021         1,690
                             2010        $12.021      $13.466         1,578
                             2011        $13.466      $12.377         1,688
                             2012        $12.377      $13.480           458
                             2013        $13.480      $17.046           457
                             2014        $17.046      $17.476           457
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.110      $12.121           409
                             2006        $12.121      $12.485           411
                             2007        $12.485      $14.412           384
                             2008        $14.412      $ 7.521           621
                             2009        $ 7.521      $11.546         1,067
                             2010        $11.546      $14.426           830
                             2011        $14.426      $12.836         2,026
                             2012        $12.836      $14.065           829
                             2013        $14.065      $18.862           828
                             2014        $18.862      $19.940           828

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2005        $ 8.226      $ 8.450        99,695
                             2006        $ 8.450      $ 9.586        70,161
                             2007        $ 9.586      $ 9.902        62,388
                             2008        $ 9.902      $ 6.117        59,785
                             2009        $ 6.117      $ 7.586        61,141
                             2010        $ 7.586      $ 8.555        59,820
                             2011        $ 8.555      $ 8.554        37,600
                             2012        $ 8.554      $ 9.712        37,080
                             2013        $ 9.712      $12.576        36,506
                             2014        $12.576      $13.990        35,405
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2005        $ 7.545      $ 8.489        43,122
                             2006        $ 8.489      $10.028        26,562
                             2007        $10.028      $11.845        18,111
                             2008        $11.845      $ 7.759        17,037
                             2009        $ 7.759      $ 9.083        14,810
                             2010        $ 9.083      $ 9.535        14,377
                             2011        $ 9.535      $10.865        14,846
                             2012        $10.865      $12.658        13,019
                             2013        $12.658      $14.652        12,599
                             2014        $14.652      $15.493             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2005        $ 6.726      $ 8.133        27,456
                             2006        $ 8.133      $ 8.611        30,853
                             2007        $ 8.611      $10.114        22,855
                             2008        $10.114      $ 5.077        17,393
                             2009        $ 5.077      $ 8.446        15,134
                             2010        $ 8.446      $10.449        14,803
                             2011        $10.449      $ 9.506        14,163
                             2012        $ 9.506      $10.437         9,933
                             2013        $10.437      $11.079             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2005        $ 9.022      $ 9.627        62,937
                             2006        $ 9.627      $12.306        50,633
                             2007        $12.306      $13.963        25,894
                             2008        $13.963      $ 7.854        23,117
                             2009        $ 7.854      $ 9.848        21,883
                             2010        $ 9.848      $10.366        21,550
                             2011        $10.366      $ 9.195        12,277
                             2012        $ 9.195      $10.696        11,538
                             2013        $10.696      $13.388         9,025
                             2014        $13.388      $11.942         7,883
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2005        $ 7.527      $ 7.892        16,720
                             2006        $ 7.892      $ 9.185        16,086
                             2007        $ 9.185      $10.556        11,447
                             2008        $10.556      $ 5.820        11,400
                             2009        $ 5.820      $ 5.559             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2005        $12.738      $12.921        66,178
                             2006        $12.921      $13.407        46,127
                             2007        $13.407      $13.948        33,898
                             2008        $13.948      $12.471        22,190
                             2009        $12.471      $15.006        26,084
                             2010        $15.006      $16.098        23,134
                             2011        $16.098      $16.595        16,006
                             2012        $16.595      $18.586        12,688
                             2013        $18.586      $18.432        18,302
                             2014        $18.432      $19.503         9,019

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2005        $10.784      $10.785        30,808
                             2006        $10.785      $11.041        21,857
                             2007        $11.041      $11.157        18,737
                             2008        $11.157      $ 9.319         8,724
                             2009        $ 9.319      $ 9.676        10,174
                             2010        $ 9.676      $ 9.722        10,070
                             2011        $ 9.722      $ 9.807         6,037
                             2012        $ 9.807      $ 9.948         5,414
                             2013        $ 9.948      $ 9.804         5,918
                             2014        $ 9.804      $ 9.733         6,147
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2005        $ 9.993      $10.084        25,479
                             2006        $10.084      $10.357        17,287
                             2007        $10.357      $10.667        10,558
                             2008        $10.667      $10.728        38,951
                             2009        $10.728      $10.534        25,961
                             2010        $10.534      $10.342        23,762
                             2011        $10.342      $10.154        27,679
                             2012        $10.154      $ 9.969        26,625
                             2013        $ 9.969      $ 9.787        18,407
                             2014        $ 9.787      $ 9.609        15,843
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2005        $ 6.768      $ 7.851       216,204
                             2006        $ 7.851      $ 8.030       178,335
                             2007        $ 8.030      $ 9.422       130,938
                             2008        $ 9.422      $ 4.844       110,932
                             2009        $ 4.844      $ 8.147       102,078
                             2010        $ 8.147      $10.218        91,584
                             2011        $10.218      $ 9.354        69,636
                             2012        $ 9.354      $10.318        58,841
                             2013        $10.318      $15.271        60,774
                             2014        $15.271      $15.847        55,368
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2005        $10.025      $10.661       145,729
                             2006        $10.661      $12.037        61,412
                             2007        $12.037      $12.836        47,835
                             2008        $12.836      $ 9.578        35,254
                             2009        $ 9.578      $11.259        31,601
                             2010        $11.259      $11.806        32,815
                             2011        $11.806      $10.667        22,470
                             2012        $10.667      $11.194        20,315
                             2013        $11.194      $11.921             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $10.037      $10.369         7,277
                             2006        $10.369      $11.799         5,607
                             2007        $11.799      $10.882         4,083
                             2008        $10.882      $ 6.549         5,121
                             2009        $ 6.549      $ 8.345         5,037
                             2010        $ 8.345      $ 9.370         5,040
                             2011        $ 9.370      $ 8.772         5,036
                             2012        $ 8.772      $10.258         5,029
                             2013        $10.258      $13.663         4,935
                             2014        $13.663      $14.852         4,295

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $ 9.009      $ 9.923        14,612
                             2006        $ 9.923      $12.442        21,948
                             2007        $12.442      $13.235        11,301
                             2008        $13.235      $ 7.282        11,667
                             2009        $ 7.282      $ 8.909        10,162
                             2010        $ 8.909      $ 9.623        10,328
                             2011        $ 9.623      $ 7.847        17,950
                             2012        $ 7.847      $ 9.391        17,299
                             2013        $ 9.391      $11.806        18,365
                             2014        $11.806      $10.804         8,829
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2005        $13.257      $13.930         1,548
                             2006        $13.930      $16.041           549
                             2007        $16.041      $13.742           547
                             2008        $13.742      $ 8.180           458
                             2009        $ 8.180      $10.562           460
                             2010        $10.562      $13.063           449
                             2011        $13.063      $12.218           449
                             2012        $12.218      $14.090           446
                             2013        $14.090      $19.311           438
                             2014        $19.311      $19.608           439
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $ 6.108      $ 6.338         5,483
                             2006        $ 6.338      $ 6.560         1,787
                             2007        $ 6.560      $ 6.795           657
                             2008        $ 6.795      $ 4.200           576
                             2009        $ 4.200      $ 6.758         2,264
                             2010        $ 6.758      $ 8.013         2,253
                             2011        $ 8.013      $ 6.463           516
                             2012        $ 6.463      $ 7.247           542
                             2013        $ 7.247      $10.224           534
                             2014        $10.224      $11.013           488
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2005        $12.224      $16.063         7,332
                             2006        $16.063      $21.627         7,347
                             2007        $21.627      $29.816         5,908
                             2008        $29.816      $12.695         2,353
                             2009        $12.695      $21.167         2,037
                             2010        $21.167      $24.733         2,724
                             2011        $24.733      $19.857         4,180
                             2012        $19.857      $23.381         3,713
                             2013        $23.381      $22.717         4,321
                             2014        $22.717      $21.299         1,473
UIF GLOBAL INFRASTRUCTURE - CLASS I
                             2014        $10.000      $16.630        11,459
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2005        $ 9.171      $10.000         7,252
                             2006        $10.000      $12.285        10,031
                             2007        $12.285      $13.817         8,078
                             2008        $13.817      $ 7.511         5,632
                             2009        $ 7.511      $ 9.772         8,053
                             2010        $ 9.772      $10.138         8,345
                             2011        $10.138      $ 9.586         5,969
                             2012        $ 9.586      $10.713         4,928
                             2013        $10.713      $12.194        34,413
                             2014        $12.194      $12.228        32,360

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2005        $ 6.571      $ 7.464        24,528
                             2006        $ 7.464      $ 7.628        21,248
                             2007        $ 7.628      $ 9.128        17,110
                             2008        $ 9.128      $ 4.553        18,805
                             2009        $ 4.553      $ 7.399        18,584
                             2010        $ 7.399      $ 8.925        18,304
                             2011        $ 8.925      $ 8.516        18,243
                             2012        $ 8.516      $ 9.562        18,170
                             2013        $ 9.562      $13.899        17,968
                             2014        $13.899      $14.512        18,613
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2005        $12.129      $14.000        16,914
                             2006        $14.000      $15.018         9,167
                             2007        $15.018      $18.083         6,969
                             2008        $18.083      $ 9.449         5,402
                             2009        $ 9.449      $14.625         3,616
                             2010        $14.625      $18.996         2,557
                             2011        $18.996      $17.321         6,870
                             2012        $17.321      $18.480         7,001
                             2013        $18.480      $24.942         4,075
                             2014        $24.942      $24.967         2,166
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2005        $20.397      $23.438        12,929
                             2006        $23.438      $31.765        10,906
                             2007        $31.765      $25.856         7,275
                             2008        $25.856      $15.763         4,752
                             2009        $15.763      $19.861         5,211
                             2010        $19.861      $25.339         4,471
                             2011        $25.339      $26.348         3,324
                             2012        $26.348      $29.960         2,564
                             2013        $29.960      $30.015         2,644
                             2014        $30.015      $38.223         2,648

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.88

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2005        $10.951      $11.231        7,371
                             2006        $11.231      $12.881        7,408
                             2007        $12.881      $13.241        7,338
                             2008        $13.241      $ 7.698        6,768
                             2009        $ 7.698      $ 9.083        6,050
                             2010        $ 9.083      $10.045        5,321
                             2011        $10.045      $10.446        4,335
                             2012        $10.446      $12.007        4,334
                             2013        $12.007      $15.844        4,333
                             2014        $15.844      $16.977        4,332
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2005        $ 7.748      $ 8.480            0
                             2006        $ 8.480      $ 8.211            0
                             2007        $ 8.211      $ 9.069            0
                             2008        $ 9.069      $ 5.103            0
                             2009        $ 5.103      $ 6.648            0
                             2010        $ 6.648      $ 7.482            0
                             2011        $ 7.482      $ 7.406        1,111
                             2012        $ 7.406      $ 8.247        1,099
                             2013        $ 8.247      $10.812        1,033
                             2014        $10.812      $11.974          955
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2005        $ 6.917      $ 7.788            0
                             2006        $ 7.788      $ 7.587            0
                             2007        $ 7.587      $ 8.450            0
                             2008        $ 8.450      $ 4.985            0
                             2009        $ 4.985      $ 6.701            0
                             2010        $ 6.701      $ 7.215            0
                             2011        $ 7.215      $ 6.843            0
                             2012        $ 6.843      $ 7.790            0
                             2013        $ 7.790      $10.463            0
                             2014        $10.463      $11.677            0
FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2005        $10.667      $10.803            0
                             2006        $10.803      $11.584            0
                             2007        $11.584      $11.664            0
                             2008        $11.664      $ 8.762            0
                             2009        $ 8.762      $12.258            0
                             2010        $12.258      $13.611            0
                             2011        $13.611      $13.954          815
                             2012        $13.954      $15.808          782
                             2013        $15.808      $16.712          864
                             2014        $16.712      $16.380          912

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2005        $11.211      $11.168        3,137
                             2006        $11.168      $12.947        3,749
                             2007        $12.947      $13.168        3,748
                             2008        $13.168      $ 9.081        3,747
                             2009        $ 9.081      $12.072        3,745
                             2010        $12.072      $13.336        3,743
                             2011        $13.336      $13.387        5,539
                             2012        $13.387      $14.784        5,482
                             2013        $14.784      $16.515        5,055
                             2014        $16.515      $16.939        4,582
FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2005        $10.923      $11.838            0
                             2006        $11.838      $13.740            0
                             2007        $13.740      $13.937            0
                             2008        $13.937      $ 8.593            0
                             2009        $ 8.593      $10.619            0
                             2010        $10.619      $11.577            0
                             2011        $11.577      $11.232            0
                             2012        $11.232      $12.580            0
                             2013        $12.580      $15.819            0
                             2014        $15.819      $16.613            0
FTVIP FRANKLIN SMALL CAP VALUE VIP FUND - CLASS 2
FORMERLY, FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.304            0
                             2006        $11.304      $12.965            0
                             2007        $12.965      $12.407            0
                             2008        $12.407      $ 8.147            0
                             2009        $ 8.147      $10.316            0
                             2010        $10.316      $12.969            0
                             2011        $12.969      $12.237          341
                             2012        $12.237      $14.202          336
                             2013        $14.202      $18.969          292
                             2014        $18.969      $18.704          311
FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2005        $11.489      $12.408            0
                             2006        $12.408      $14.774            0
                             2007        $14.774      $16.722            0
                             2008        $16.722      $ 9.774            0
                             2009        $ 9.774      $13.132            0
                             2010        $13.132      $13.957            0
                             2011        $13.957      $12.228          442
                             2012        $12.228      $14.174          450
                             2013        $14.174      $17.088          428
                             2014        $17.088      $14.888          493
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2005        $ 5.729      $ 6.062          545
                             2006        $ 6.062      $ 6.113          546
                             2007        $ 6.113      $ 7.009            0
                             2008        $ 7.009      $ 3.505            0
                             2009        $ 3.505      $ 5.707            0
                             2010        $ 5.707      $ 6.706            0
                             2011        $ 6.706      $ 6.169            0
                             2012        $ 6.169      $ 6.878            0
                             2013        $ 6.878      $ 9.449            0
                             2014        $ 9.449      $10.046            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                             2005        $10.775      $11.865         3,936
                             2006        $11.865      $14.041         3,931
                             2007        $14.041      $14.844         3,873
                             2008        $14.844      $ 8.544         3,359
                             2009        $ 8.544      $11.660         3,359
                             2010        $11.660      $13.974         3,359
                             2011        $13.974      $13.827         3,359
                             2012        $13.827      $15.902         3,359
                             2013        $15.902      $20.932         3,359
                             2014        $20.932      $22.523         3,359
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2005        $ 7.325      $ 7.817         1,085
                             2006        $ 7.817      $ 8.147         1,989
                             2007        $ 8.147      $ 8.945         1,986
                             2008        $ 8.945      $ 5.043             0
                             2009        $ 5.043      $ 5.986             0
                             2010        $ 5.986      $ 6.778             0
                             2011        $ 6.778      $ 6.120             0
                             2012        $ 6.120      $ 7.020             0
INVESCO V.I. COMSTOCK FUND - SERIES I
                             2005        $11.909      $12.187           541
                             2006        $12.187      $13.894           560
                             2007        $13.894      $13.342           547
                             2008        $13.342      $ 8.414             0
                             2009        $ 8.414      $10.623             0
                             2010        $10.623      $12.079             0
                             2011        $12.079      $11.625           482
                             2012        $11.625      $13.588           461
                             2013        $13.588      $18.115           407
                             2014        $18.115      $19.426           394
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2005        $ 7.570      $ 7.841         3,110
                             2006        $10.000      $10.771         2,558
                             2007        $10.771      $11.413         2,558
                             2008        $11.413      $ 7.819         2,558
                             2009        $ 7.819      $ 9.835         2,558
                             2010        $ 9.835      $10.563         2,558
                             2011        $10.563      $10.350         2,558
                             2012        $10.350      $11.555         2,558
                             2013        $11.555      $14.643         2,558
                             2014        $14.643      $15.525         2,558
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2005        $10.451      $10.821        42,035
                             2006        $10.821      $11.787        15,535
                             2007        $11.787      $12.043        15,134
                             2008        $12.043      $ 7.514        14,330
                             2009        $ 7.514      $ 9.158        13,196
                             2010        $ 9.158      $ 9.919        13,029
                             2011        $ 9.919      $ 9.745        13,452
                             2012        $ 9.745      $11.342        13,275
                             2013        $11.342      $14.571        13,123
                             2014        $14.571      $16.118        12,990
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $13.493         8,960
                             2012        $13.493      $14.891         8,960
                             2013        $14.891      $18.276         8,960
                             2014        $18.276      $19.537         8,960

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $ 9.840         4,242
                             2012        $ 9.840      $10.973         4,280
                             2013        $10.973      $13.179         4,248
                             2014        $13.179      $13.009         4,279
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2005        $11.866      $12.372        17,240
                             2006        $12.372      $14.791         4,099
                             2007        $14.791      $15.518         3,768
                             2008        $15.518      $ 8.985         3,273
                             2009        $ 8.985      $10.258         3,273
                             2010        $10.258      $11.270         3,273
                             2011        $11.270      $12.157             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $11.743         1,471
                             2014        $11.743      $11.711         1,471
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2005        $ 7.608      $ 7.622         1,471
                             2006        $ 7.622      $ 8.167         1,471
                             2007        $ 8.167      $ 8.340         1,471
                             2008        $ 8.340      $ 6.286         1,471
                             2009        $ 6.286      $ 8.908         1,471
                             2010        $ 8.908      $ 9.626         1,471
                             2011        $ 9.626      $ 9.626         1,471
                             2012        $ 9.626      $11.216         1,471
                             2013        $11.216      $11.599             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2005        $12.027      $12.612         8,960
                             2006        $12.612      $14.123         8,960
                             2007        $14.123      $14.288         8,960
                             2008        $14.288      $10.325         8,960
                             2009        $10.325      $12.670         8,960
                             2010        $12.670      $13.958         8,960
                             2011        $13.958      $14.852             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2005        $10.792      $11.385             0
                             2006        $11.385      $12.417             0
                             2007        $12.417      $13.335             0
                             2008        $13.335      $ 9.345             0
                             2009        $ 9.345      $11.930             0
                             2010        $11.930      $13.346             0
                             2011        $13.346      $12.251           221
                             2012        $12.251      $13.326           233
                             2013        $13.326      $16.829           219
                             2014        $16.829      $17.231           222
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                             2005        $11.100      $12.091             0
                             2006        $12.091      $12.438             0
                             2007        $12.438      $14.339             0
                             2008        $14.339      $ 7.474             0
                             2009        $ 7.474      $11.458             0
                             2010        $11.458      $14.297             0
                             2011        $14.297      $12.705             0
                             2012        $12.705      $13.903             0
                             2013        $13.903      $18.620             0
                             2014        $18.620      $19.659             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2005        $ 8.866      $ 9.096         2,086
                             2006        $ 9.096      $10.305         1,256
                             2007        $10.305      $10.631         1,223
                             2008        $10.631      $ 6.559         4,781
                             2009        $ 6.559      $ 8.124         4,144
                             2010        $ 8.124      $ 9.149             0
                             2011        $ 9.149      $ 9.136             0
                             2012        $ 9.136      $10.359             0
                             2013        $10.359      $13.397             0
                             2014        $13.397      $14.884             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2005        $ 7.595      $ 8.535         2,499
                             2006        $ 8.535      $10.068           497
                             2007        $10.068      $11.877           478
                             2008        $11.877      $ 7.769           439
                             2009        $ 7.769      $ 9.084           391
                             2010        $ 9.084      $ 9.523           349
                             2011        $ 9.523      $10.837         1,097
                             2012        $10.837      $12.610         1,021
                             2013        $12.610      $14.577         1,020
                             2014        $14.577      $15.408             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2005        $ 7.360      $ 8.889         1,288
                             2006        $ 8.889      $ 9.398         1,201
                             2007        $ 9.398      $11.025         1,245
                             2008        $11.025      $ 5.527           303
                             2009        $ 5.527      $ 9.183             0
                             2010        $ 9.183      $11.346             0
                             2011        $11.346      $10.308             0
                             2012        $10.308      $11.303             0
                             2013        $11.303      $11.993             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2005        $ 9.038      $ 9.631        18,875
                             2006        $ 9.631      $12.296         5,937
                             2007        $12.296      $13.934         5,556
                             2008        $13.934      $ 7.827         4,881
                             2009        $ 7.827      $ 9.801         4,762
                             2010        $ 9.801      $10.304         4,661
                             2011        $10.304      $ 9.128         4,567
                             2012        $ 9.128      $10.605         4,470
                             2013        $10.605      $13.256         4,389
                             2014        $13.256      $11.809         4,315
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2005        $ 8.166      $ 8.551           806
                             2006        $ 8.551      $ 9.939           800
                             2007        $ 9.939      $11.408           732
                             2008        $11.408      $ 6.281             0
                             2009        $ 6.281      $ 5.997             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2005        $12.208      $12.367         1,928
                             2006        $12.367      $12.816         1,006
                             2007        $12.816      $13.315           658
                             2008        $13.315      $11.889            29
                             2009        $11.889      $14.288             0
                             2010        $14.288      $15.307             0
                             2011        $15.307      $15.760             0
                             2012        $15.760      $17.627             0
                             2013        $17.627      $17.459             0
                             2014        $17.459      $18.450             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2005        $10.643      $10.630             0
                             2006        $10.630      $10.868             0
                             2007        $10.868      $10.968             0
                             2008        $10.968      $ 9.149             0
                             2009        $ 9.149      $ 9.487             0
                             2010        $ 9.487      $ 9.520             0
                             2011        $ 9.520      $ 9.591             0
                             2012        $ 9.591      $ 9.716             0
                             2013        $ 9.716      $ 9.563             0
                             2014        $ 9.563      $ 9.481             0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2005        $ 9.892      $ 9.969         1,263
                             2006        $ 9.969      $10.226         1,295
                             2007        $10.226      $10.518         1,350
                             2008        $10.518      $10.565           513
                             2009        $10.565      $10.360           452
                             2010        $10.360      $10.158           391
                             2011        $10.158      $ 9.960           328
                             2012        $ 9.960      $ 9.766           265
                             2013        $ 9.766      $ 9.575           200
                             2014        $ 9.575      $ 9.388           134
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2005        $ 7.357      $ 8.523        45,614
                             2006        $ 8.523      $ 8.705        15,680
                             2007        $ 8.705      $10.201        15,080
                             2008        $10.201      $ 5.238        14,112
                             2009        $ 5.238      $ 8.798        13,279
                             2010        $ 8.798      $11.020        13,176
                             2011        $11.020      $10.076        13,886
                             2012        $10.076      $11.100        13,776
                             2013        $11.100      $16.406        12,944
                             2014        $16.406      $17.002        12,368
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2005        $10.492      $11.143        10,025
                             2006        $11.143      $12.565         7,800
                             2007        $12.565      $13.381         5,925
                             2008        $13.381      $ 9.972         4,474
                             2009        $ 9.972      $11.707         1,580
                             2010        $11.707      $12.259           676
                             2011        $12.259      $11.062           589
                             2012        $11.062      $11.594           500
                             2013        $11.594      $12.342             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2005        $10.137      $10.459           607
                             2006        $10.459      $11.886           636
                             2007        $11.886      $10.948           638
                             2008        $10.948      $ 6.579             0
                             2009        $ 6.579      $ 8.373             0
                             2010        $ 8.373      $ 9.390             0
                             2011        $ 9.390      $ 8.779             0
                             2012        $ 8.779      $10.253             0
                             2013        $10.253      $13.639             0
                             2014        $13.639      $14.806             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2005        $ 9.301      $10.231            0
                             2006        $10.231      $12.812            0
                             2007        $12.812      $13.610            0
                             2008        $13.610      $ 7.478            0
                             2009        $ 7.478      $ 9.138            0
                             2010        $ 9.138      $ 9.857            0
                             2011        $ 9.857      $ 8.028          502
                             2012        $ 8.028      $ 9.595          492
                             2013        $ 9.595      $12.047          461
                             2014        $12.047      $11.010          502
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2005        $13.211      $13.864            0
                             2006        $13.864      $15.944            0
                             2007        $15.944      $13.641            0
                             2008        $13.641      $ 8.109            0
                             2009        $ 8.109      $10.457            0
                             2010        $10.457      $12.916            0
                             2011        $12.916      $12.065            0
                             2012        $12.065      $13.896            0
                             2013        $13.896      $19.020            0
                             2014        $19.020      $19.288            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2005        $ 6.837      $ 7.085          915
                             2006        $ 7.085      $ 7.324        1,006
                             2007        $ 7.324      $ 7.576        1,055
                             2008        $ 7.576      $ 4.677            0
                             2009        $ 4.677      $ 7.514            0
                             2010        $ 7.514      $ 8.899            0
                             2011        $ 8.899      $ 7.168            0
                             2012        $ 7.168      $ 8.027            0
                             2013        $ 8.027      $11.311            0
                             2014        $11.311      $12.167            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2005        $13.829      $18.150        1,769
                             2006        $18.150      $24.404        1,119
                             2007        $24.404      $33.601          483
                             2008        $33.601      $14.288          203
                             2009        $14.288      $23.792            0
                             2010        $23.792      $27.764            0
                             2011        $27.764      $22.261          718
                             2012        $22.261      $26.178          727
                             2013        $26.178      $25.401          842
                             2014        $25.401      $23.785          922
UIF GLOBAL INFRASTRUCTURE - CLASS I
                             2014        $10.000      $16.524          918
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2005        $ 9.460      $10.302           23
                             2006        $10.302      $12.639           21
                             2007        $12.639      $14.198            0
                             2008        $14.198      $ 7.707            0
                             2009        $ 7.707      $10.014            0
                             2010        $10.014      $10.376            0
                             2011        $10.376      $ 9.799          701
                             2012        $ 9.799      $10.936          711
                             2013        $10.936      $12.432        1,183
                             2014        $12.432      $12.451        1,120

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2005        $ 7.485      $ 8.491          859
                             2006        $ 8.491      $ 8.667          863
                             2007        $ 8.667      $10.357          847
                             2008        $10.357      $ 5.159            0
                             2009        $ 5.159      $ 8.374            0
                             2010        $ 8.374      $10.087            0
                             2011        $10.087      $ 9.613            0
                             2012        $ 9.613      $10.779            0
                             2013        $10.779      $15.648            0
                             2014        $15.648      $16.317            0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2005        $12.087      $13.933        5,315
                             2006        $13.933      $14.928          395
                             2007        $14.928      $17.950          385
                             2008        $17.950      $ 9.368            0
                             2009        $ 9.368      $14.480            0
                             2010        $14.480      $18.784            0
                             2011        $18.784      $17.105          619
                             2012        $17.105      $18.226          687
                             2013        $18.226      $24.567          611
                             2014        $24.567      $24.559          618
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2005        $18.928      $21.722          310
                             2006        $21.722      $29.401          283
                             2007        $29.401      $23.901          280
                             2008        $23.901      $14.551            0
                             2009        $14.551      $18.311            0
                             2010        $18.311      $23.331            0
                             2011        $23.331      $24.229          297
                             2012        $24.229      $27.514          287
                             2013        $27.514      $27.529          331
                             2014        $27.529      $35.011          278

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an administrative expense charge of 0.10%.

                       Morgan Stanley Variable Annuity 3

                      Statement of Additional Information


                               Dated May 1, 2015


                        Allstate Life Insurance Company
        Allstate Financial Advisors Separate Account I P.O. Box 758565
                             Topeka, KS 66675-8565
                               1 (800) 457-7617

The Contracts are no longer offered for sale.


This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2015, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

                               TABLE OF CONTENTS


Description

Additions, Deletions or Substitutions of Investments The Contract                    2
Purchase of Contracts                                                                2
Calculation of Accumulation Unit Values                                              2
Net Investment Factor                                                                3
Calculation of Variable Amount Income Payments Calculation of Annuity Unit Values    3

General Matters                                                                      3
Incontestability                                                                     3
Settlements                                                                          3
Safekeeping of the Variable Account's Assets                                         3
Cyber Security Risk                                                                  4

Experts                                                                              4

Financial Statements                                                                 4

Appendix A--Accumulation Unit Values                                               A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley & Co. LLC is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB. The offering of the Contracts is continuous.


For the Variable Account, we paid commissions to Morgan Stanley & Co. LLC of $10,123,271, $9,530,700 and $9,011,901 for the years 2012, 2013 and 2014 respectively.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

    (1)the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

    (2)the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:


..   multiplying the Annuity Unit Value at the end of the immediately preceding
    Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

..   dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.



We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


CYBER SECURITY RISK

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as "cyber security" risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user's computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user's systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization's systems.

Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract's underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.


EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


..   consolidated financial statements of Allstate Life Insurance Company as of
    December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 and related consolidated financial statement schedules, and

..   the statements of net assets of each of the Sub-accounts which comprise
    Allstate Financial Advisors Separate Account I, as of December 31, 2014 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.


The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                   WITH THE PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.38



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $11.040      $11.378       955,381
                              2006       $11.378      $13.116       850,938
                              2007       $13.116      $13.550       620,749
                              2008       $13.550      $ 7.918       428,660
                              2009       $ 7.918      $ 9.389       384,211
                              2010       $ 9.389      $10.435       321,153
                              2011       $10.435      $10.906       255,375
                              2012       $10.906      $12.599       199,053
                              2013       $12.599      $16.708       165,643
                              2014       $16.708      $17.992       114,333
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 6.366      $ 7.003       265,129
                              2006       $ 7.003      $ 6.814       208,416
                              2007       $ 6.814      $ 7.564       135,983
                              2008       $ 7.564      $ 4.278       109,514
                              2009       $ 4.278      $ 5.601       106,736
                              2010       $ 5.601      $ 6.335        83,271
                              2011       $ 6.335      $ 6.302        65,295
                              2012       $ 6.302      $ 7.053        57,292
                              2013       $ 7.053      $ 9.293        52,904
                              2014       $ 9.293      $10.343        49,219
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 5.737      $ 6.492       435,012
                              2006       $ 6.492      $ 6.356       386,171
                              2007       $ 6.356      $ 7.114       289,805
                              2008       $ 7.114      $ 4.218       197,671
                              2009       $ 4.218      $ 5.699       192,027
                              2010       $ 5.699      $ 6.167       160,194
                              2011       $ 6.167      $ 5.878       131,149
                              2012       $ 5.878      $ 6.725       112,982
                              2013       $ 6.725      $ 9.078        83,793
                              2014       $ 9.078      $10.182        68,721

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.703      $10.896         4,489
                              2006       $10.896      $11.742         8,268
                              2007       $11.742      $11.883         8,571
                              2008       $11.883      $ 8.971         7,714
                              2009       $ 8.971      $12.613         9,763
                              2010       $12.613      $14.076        14,325
                              2011       $14.076      $14.502        17,173
                              2012       $14.502      $16.512        22,476
                              2013       $16.512      $17.543        19,343
                              2014       $17.543      $17.281         8,899
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.249      $11.261       104,600
                              2006       $11.261      $13.120       155,445
                              2007       $13.120      $13.412       152,634
                              2008       $13.412      $ 9.296       149,300
                              2009       $ 9.296      $12.420       134,093
                              2010       $12.420      $13.788       114,864
                              2011       $13.788      $13.910       101,389
                              2012       $13.910      $15.439        93,247
                              2013       $15.439      $17.333        84,344
                              2014       $17.333      $17.867        55,470
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.960      $11.939        65,412
                              2006       $11.939      $13.926       103,491
                              2007       $13.926      $14.198       112,155
                              2008       $14.198      $ 8.798        51,799
                              2009       $ 8.798      $10.927        56,582
                              2010       $10.927      $11.971        48,546
                              2011       $11.971      $11.673        38,638
                              2012       $11.673      $13.139        30,633
                              2013       $13.139      $16.605        29,961
                              2014       $16.605      $17.526        26,943
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.528      $12.514        72,747
                              2006       $12.514      $14.975        82,536
                              2007       $14.975      $17.034        77,683
                              2008       $17.034      $10.007        63,614
                              2009       $10.007      $13.512        66,039
                              2010       $13.512      $14.433        64,099
                              2011       $14.433      $12.709        47,589
                              2012       $12.709      $14.805        39,171
                              2013       $14.805      $17.938        33,341
                              2014       $17.938      $15.707        24,386

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 4.826      $ 5.133       429,514
                              2006       $ 5.133      $ 5.202       350,600
                              2007       $ 5.202      $ 5.994       245,404
                              2008       $ 5.994      $ 3.013       188,267
                              2009       $ 3.013      $ 4.930       173,875
                              2010       $ 4.930      $ 5.822       135,448
                              2011       $ 5.822      $ 5.382       129,651
                              2012       $ 5.382      $ 6.031       206,261
                              2013       $ 6.031      $ 8.327       152,691
                              2014       $ 8.327      $ 8.897       128,824
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $ 7.077      $ 7.506       203,011
                              2006       $ 7.506      $ 7.590       182,969
                              2007       $ 7.590      $ 8.723       138,072
                              2008       $ 8.723      $ 4.373        76,417
                              2009       $ 4.373      $ 7.138        62,126
                              2010       $ 7.138      $ 8.409        54,938
                              2011       $ 8.409      $ 7.756        49,866
                              2012       $ 7.756      $ 8.666        40,920
                              2013       $ 8.666      $11.936        31,320
                              2014       $11.936      $12.722        29,960
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $10.892      $12.053       515,859
                              2006       $12.053      $14.335       454,153
                              2007       $14.335      $15.231       346,740
                              2008       $15.231      $ 8.811       250,388
                              2009       $ 8.811      $12.085       224,326
                              2010       $12.085      $14.556       185,936
                              2011       $14.556      $14.475       146,434
                              2012       $14.475      $16.730       113,668
                              2013       $16.730      $22.133        86,797
                              2014       $22.133      $23.934        65,867
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 6.253      $ 6.706       254,117
                              2006       $ 6.706      $ 7.024       422,934
                              2007       $ 7.024      $ 7.751       253,773
                              2008       $ 7.751      $ 4.392       186,111
                              2009       $ 4.392      $ 5.240       163,838
                              2010       $ 5.240      $ 5.962       141,128
                              2011       $ 5.962      $ 5.410       120,292
                              2012       $ 5.410      $ 6.216             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $11.997      $12.307        699,360
                              2006       $12.307      $14.072        608,840
                              2007       $14.072      $13.542        490,947
                              2008       $13.542      $ 8.566        340,570
                              2009       $ 8.566      $10.837        272,735
                              2010       $10.837      $12.354        235,281
                              2011       $12.354      $11.916        190,707
                              2012       $11.916      $13.963        145,887
                              2013       $13.963      $18.663        121,452
                              2014       $18.663      $20.062         98,809
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.808        333,459
                              2007       $10.808      $11.513        220,803
                              2008       $11.513      $ 7.924        156,131
                              2009       $ 7.924      $10.017        156,617
                              2010       $10.017      $10.813        123,004
                              2011       $10.813      $10.648         99,769
                              2012       $10.648      $11.948         90,457
                              2013       $11.948      $15.216         60,566
                              2014       $15.216      $16.213         45,930
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $10.736      $11.145      1,076,026
                              2006       $11.145      $12.171        867,687
                              2007       $12.171      $12.459        615,844
                              2008       $12.459      $ 7.800        489,231
                              2009       $ 7.800      $ 9.525        424,075
                              2010       $ 9.525      $10.343        318,207
                              2011       $10.343      $10.185        264,495
                              2012       $10.185      $11.878        232,341
                              2013       $11.878      $15.305        157,054
                              2014       $15.305      $16.970        124,390
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $13.548         40,092
                              2012       $13.548      $15.002         32,862
                              2013       $15.002      $18.460         29,024
                              2014       $18.460      $19.783         23,280

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.733        86,346
                              2012       $ 9.733      $10.875        69,324
                              2013       $10.875      $13.100        52,734
                              2014       $13.100      $12.970        46,050
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $11.526      $12.058       326,131
                              2006       $12.058      $14.449       285,784
                              2007       $14.449      $15.198       227,470
                              2008       $15.198      $ 8.822       158,628
                              2009       $ 8.822      $10.093       134,001
                              2010       $10.093      $11.127       109,521
                              2011       $11.127      $12.002             0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $ 8.809        30,253
                              2014       $ 8.809      $ 8.817        29,654
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $ 5.589      $ 5.613       308,894
                              2006       $ 5.613      $ 6.029       225,268
                              2007       $ 6.029      $ 6.172       148,072
                              2008       $ 6.172      $ 4.671       102,245
                              2009       $ 4.671      $ 6.640       101,397
                              2010       $ 6.640      $ 7.193        70,728
                              2011       $ 7.193      $ 7.205        57,302
                              2012       $ 7.205      $ 8.413        31,683
                              2013       $ 8.413      $ 8.677             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $11.844      $12.453       192,707
                              2006       $12.453      $13.984       170,479
                              2007       $13.984      $14.172       122,922
                              2008       $14.172      $10.271        81,547
                              2009       $10.271      $12.640        68,302
                              2010       $12.640      $13.966        48,933
                              2011       $13.966      $14.863             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.829      $11.483        14,826
                              2006       $11.483      $12.587        15,925
                              2007       $12.587      $13.585        17,665
                              2008       $13.585      $ 9.568        14,761
                              2009       $ 9.568      $12.275        22,391
                              2010       $12.275      $13.802        19,275
                              2011       $13.802      $12.732         9,385
                              2012       $12.732      $13.919         7,984
                              2013       $13.919      $17.666         6,222
                              2014       $17.666      $18.179         5,505
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.138      $12.195        29,797
                              2006       $12.195      $12.608        26,037
                              2007       $12.608      $14.608        24,174
                              2008       $14.608      $ 7.652        17,403
                              2009       $ 7.652      $11.790        17,123
                              2010       $11.790      $14.785        17,105
                              2011       $14.785      $13.205        15,807
                              2012       $13.205      $14.523        14,268
                              2013       $14.523      $19.548        13,736
                              2014       $19.548      $20.742        10,404

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $ 8.027      $ 8.261      1,139,468
                              2006       $ 8.261      $ 9.378        954,977
                              2007       $ 9.378      $ 9.702        693,609
                              2008       $ 9.702      $ 5.996        493,112
                              2009       $ 5.996      $ 7.448        409,705
                              2010       $ 7.448      $ 8.409        328,519
                              2011       $ 8.409      $ 8.413        281,720
                              2012       $ 8.413      $ 9.575        244,346
                              2013       $ 9.575      $12.412        201,086
                              2014       $12.412      $13.814        168,485
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $ 7.655      $ 8.625        463,318
                              2006       $ 8.625      $10.201        411,299
                              2007       $10.201      $12.064        285,331
                              2008       $12.064      $ 7.911        235,771
                              2009       $ 7.911      $ 9.263        207,761
                              2010       $ 9.263      $ 9.742        167,784
                              2011       $ 9.742      $11.118        127,292
                              2012       $11.118      $12.974        106,658
                              2013       $12.974      $15.026         72,860
                              2014       $15.026      $15.898              0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $ 7.101      $ 8.587        352,351
                              2006       $ 8.587      $ 9.108        333,941
                              2007       $ 9.108      $10.713        258,460
                              2008       $10.713      $ 5.383        201,641
                              2009       $ 5.383      $ 8.967        150,893
                              2010       $ 8.967      $11.109        121,537
                              2011       $11.109      $10.115        100,090
                              2012       $10.115      $11.123         81,658
                              2013       $11.123      $11.807              0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $ 8.070      $ 8.616       304,520
                              2006       $ 8.616      $11.027       274,133
                              2007       $11.027      $12.531       199,125
                              2008       $12.531      $ 7.057       144,654
                              2009       $ 7.057      $ 8.859       123,940
                              2010       $ 8.859      $ 9.336        83,840
                              2011       $ 9.336      $ 8.293        68,953
                              2012       $ 8.293      $ 9.655        54,030
                              2013       $ 9.655      $12.101        43,744
                              2014       $12.101      $10.806        40,319
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $ 7.032      $ 7.376       128,432
                              2006       $ 7.376      $ 8.601       119,819
                              2007       $ 8.601      $ 9.888        74,658
                              2008       $ 9.888      $ 5.460        57,147
                              2009       $ 5.460      $ 5.217             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $13.230      $13.437       694,113
                              2006       $13.437      $13.947       612,984
                              2007       $13.947      $14.529       482,791
                              2008       $14.529      $13.011       372,809
                              2009       $13.011      $15.678       276,811
                              2010       $15.678      $16.840       217,697
                              2011       $16.840      $17.375       170,994
                              2012       $17.375      $19.485       143,643
                              2013       $19.485      $19.355       122,781
                              2014       $19.355      $20.482       111,047

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $11.066      $11.069        490,183
                              2006       $11.069      $11.346        416,159
                              2007       $11.346      $11.491        327,752
                              2008       $11.491      $ 9.600        225,522
                              2009       $ 9.600      $ 9.984        195,899
                              2010       $ 9.984      $10.056        148,379
                              2011       $10.056      $10.151        117,278
                              2012       $10.151      $10.307        112,507
                              2013       $10.307      $10.165         85,488
                              2014       $10.165      $10.100         62,724
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $10.230      $10.335        496,319
                              2006       $10.335      $10.627        446,959
                              2007       $10.627      $10.959        349,352
                              2008       $10.959      $11.035        512,848
                              2009       $11.035      $10.874        424,674
                              2010       $10.874      $10.716        324,480
                              2011       $10.716      $10.560        296,974
                              2012       $10.560      $10.405        249,713
                              2013       $10.405      $10.253        233,291
                              2014       $10.253      $10.104        129,996
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $ 6.984      $ 8.113      1,179,382
                              2006       $ 8.113      $ 8.307        988,392
                              2007       $ 8.307      $ 9.759        731,931
                              2008       $ 9.759      $ 5.024        580,065
                              2009       $ 5.024      $ 8.458        487,677
                              2010       $ 8.458      $10.620        378,997
                              2011       $10.620      $ 9.735        287,524
                              2012       $ 9.735      $10.752        230,206
                              2013       $10.752      $15.930        241,038
                              2014       $15.930      $16.551        196,228

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $10.431      $11.107       840,536
                              2006       $11.107      $12.559       739,984
                              2007       $12.559      $13.410       509,548
                              2008       $13.410      $10.015       342,609
                              2009       $10.015      $11.786       315,731
                              2010       $11.786      $12.367       259,600
                              2011       $12.367      $11.195       208,435
                              2012       $11.195      $11.767       158,603
                              2013       $11.767      $12.530             0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.678      $11.071       240,104
                              2006       $11.071      $12.645       206,718
                              2007       $12.645      $11.706       136,891
                              2008       $11.706      $ 7.070       103,233
                              2009       $ 7.070      $ 9.043        97,977
                              2010       $ 9.043      $10.192        68,055
                              2011       $10.192      $ 9.576        57,878
                              2012       $ 9.576      $11.241        49,608
                              2013       $11.241      $15.027        37,501
                              2014       $15.027      $16.396        32,809
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $ 8.288      $ 9.162       428,281
                              2006       $ 9.162      $11.531       431,954
                              2007       $11.531      $12.311       351,287
                              2008       $12.311      $ 6.798       237,180
                              2009       $ 6.798      $ 8.349       209,442
                              2010       $ 8.349      $ 9.051       152,932
                              2011       $ 9.051      $ 7.408       133,514
                              2012       $ 7.408      $ 8.898       103,806
                              2013       $ 8.898      $11.229        88,237
                              2014       $11.229      $10.314        83,233

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.389      $14.120       138,750
                              2006       $14.120      $16.320       136,771
                              2007       $16.320      $14.033       107,288
                              2008       $14.033      $ 8.384        78,453
                              2009       $ 8.384      $10.866        69,788
                              2010       $10.866      $13.489        57,774
                              2011       $13.489      $12.663        51,849
                              2012       $12.663      $14.658        42,067
                              2013       $14.658      $20.163        30,421
                              2014       $20.163      $20.549        27,199
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 5.716      $ 5.953       390,753
                              2006       $ 5.953      $ 6.185       331,284
                              2007       $ 6.185      $ 6.430       241,927
                              2008       $ 6.430      $ 3.989       156,233
                              2009       $ 3.989      $ 6.442       154,129
                              2010       $ 6.442      $ 7.668       110,739
                              2011       $ 7.668      $ 6.207       107,749
                              2012       $ 6.207      $ 6.986        89,770
                              2013       $ 6.986      $ 9.893        72,757
                              2014       $ 9.893      $10.695        69,026
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $ 9.441      $12.452       106,944
                              2006       $12.452      $16.826       104,252
                              2007       $16.826      $23.284        77,892
                              2008       $23.284      $ 9.951        62,567
                              2009       $ 9.951      $16.653        64,183
                              2010       $16.653      $19.530        52,454
                              2011       $19.530      $15.738        42,531
                              2012       $15.738      $18.600        34,700
                              2013       $18.600      $18.138        32,452
                              2014       $18.138      $17.070        28,650

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $17.068        65,114
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $ 8.562      $ 9.371       163,192
                              2006       $ 9.371      $11.554       158,361
                              2007       $11.554      $13.044       115,259
                              2008       $13.044      $ 7.117        71,962
                              2009       $ 7.117      $ 9.293        60,718
                              2010       $ 9.293      $ 9.677        52,212
                              2011       $ 9.677      $ 9.185        38,287
                              2012       $ 9.185      $10.302        30,182
                              2013       $10.302      $11.770        25,629
                              2014       $11.770      $11.847        25,913
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $13.671       141,647
                              2014       $13.671      $13.739       109,284
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 6.472      $ 7.379       367,080
                              2006       $ 7.379      $ 7.569       301,065
                              2007       $ 7.569      $ 9.091       227,824
                              2008       $ 9.091      $ 4.551       172,404
                              2009       $ 4.551      $ 7.424       152,695
                              2010       $ 7.424      $ 8.988       134,613
                              2011       $ 8.988      $ 8.608        97,928
                              2012       $ 8.608      $ 9.701        79,600
                              2013       $ 9.701      $14.153        66,826
                              2014       $14.153      $14.832        56,073

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.250      $14.191       118,192
                              2006       $14.191      $15.280       105,867
                              2007       $15.280      $18.466        80,537
                              2008       $18.466      $ 9.685        52,155
                              2009       $ 9.685      $15.046        40,819
                              2010       $15.046      $19.616        36,849
                              2011       $19.616      $17.952        32,731
                              2012       $17.952      $19.224        27,273
                              2013       $19.224      $26.043        22,674
                              2014       $26.043      $26.165        19,600
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $22.142      $25.538       112,085
                              2006       $25.538      $34.738        98,413
                              2007       $34.738      $28.383        62,315
                              2008       $28.383      $17.367        38,551
                              2009       $17.367      $21.964        37,477
                              2010       $21.964      $28.126        29,911
                              2011       $28.126      $29.354        22,817
                              2012       $29.354      $33.502        19,875
                              2013       $33.502      $33.687        20,746
                              2014       $33.687      $43.058        16,654



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)

                           MORTALITY & EXPENSE = 1.4



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $10.408      $10.725        5,983
                              2006       $10.725      $12.360        5,652
                              2007       $12.360      $12.766        5,377
                              2008       $12.766      $ 7.458        3,075
                              2009       $ 7.458      $ 8.842        3,075
                              2010       $ 8.842      $ 9.826        3,075
                              2011       $ 9.826      $10.267            0
                              2012       $10.267      $11.858            0
                              2013       $11.858      $15.723            0
                              2014       $15.723      $16.928            0
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 9.665      $10.630            0
                              2006       $10.630      $10.342            0
                              2007       $10.342      $11.477            0
                              2008       $11.477      $ 6.490            0
                              2009       $ 6.490      $ 8.495            0
                              2010       $ 8.495      $ 9.606            0
                              2011       $ 9.606      $ 9.555            0
                              2012       $ 9.555      $10.691            0
                              2013       $10.691      $14.084            0
                              2014       $14.084      $15.672            0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 8.239      $ 9.321        6,537
                              2006       $ 9.321      $ 9.124        6,129
                              2007       $ 9.124      $10.211        6,129
                              2008       $10.211      $ 6.053        3,790
                              2009       $ 6.053      $ 8.176        3,790
                              2010       $ 8.176      $ 8.846        3,790
                              2011       $ 8.846      $ 8.429            0
                              2012       $ 8.429      $ 9.642            0
                              2013       $ 9.642      $13.013            0
                              2014       $13.013      $14.594            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.702      $10.892          0
                              2006       $10.892      $11.735          0
                              2007       $11.735      $11.873          0
                              2008       $11.873      $ 8.962          0
                              2009       $ 8.962      $12.598          0
                              2010       $12.598      $14.056          0
                              2011       $14.056      $14.478          0
                              2012       $14.478      $16.482          0
                              2013       $16.482      $17.507          0
                              2014       $17.507      $17.243          0
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.247      $11.257          0
                              2006       $11.257      $13.113          0
                              2007       $13.113      $13.402          0
                              2008       $13.402      $ 9.287          0
                              2009       $ 9.287      $12.405          0
                              2010       $12.405      $13.769          0
                              2011       $13.769      $13.888          0
                              2012       $13.888      $15.412          0
                              2013       $15.412      $17.299          0
                              2014       $17.299      $17.828          0
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.958      $11.934          0
                              2006       $11.934      $13.918          0
                              2007       $13.918      $14.187          0
                              2008       $14.187      $ 8.789          0
                              2009       $ 8.789      $10.914          0
                              2010       $10.914      $11.955          0
                              2011       $11.955      $11.655          0
                              2012       $11.655      $13.116          0
                              2013       $13.116      $16.572          0
                              2014       $16.572      $17.488          0
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.526      $12.509          0
                              2006       $12.509      $14.966          0
                              2007       $14.966      $17.021          0
                              2008       $17.021      $ 9.997          0
                              2009       $ 9.997      $13.496          0
                              2010       $13.496      $14.413          0
                              2011       $14.413      $12.688          0
                              2012       $12.688      $14.778          0
                              2013       $14.778      $17.902          0
                              2014       $17.902      $15.672          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 7.729      $ 8.218            0
                              2006       $ 8.218      $ 8.328            0
                              2007       $ 8.328      $ 9.594            0
                              2008       $ 9.594      $ 4.821            0
                              2009       $ 4.821      $ 7.888            0
                              2010       $ 7.888      $ 9.312            0
                              2011       $ 9.312      $ 8.607            0
                              2012       $ 8.607      $ 9.643            0
                              2013       $ 9.643      $13.312            0
                              2014       $13.312      $14.221            0
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $ 7.661      $ 8.124            0
                              2006       $ 8.124      $ 8.213            0
                              2007       $ 8.213      $ 9.437            0
                              2008       $ 9.437      $ 4.730            0
                              2009       $ 4.730      $ 7.719            0
                              2010       $ 7.719      $ 9.092            0
                              2011       $ 9.092      $ 8.384            0
                              2012       $ 8.384      $ 9.366            0
                              2013       $ 9.366      $12.898            0
                              2014       $12.898      $13.744            0
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $11.005      $12.176        1,849
                              2006       $12.176      $14.478        1,848
                              2007       $14.478      $15.380        1,576
                              2008       $15.380      $ 8.895        1,576
                              2009       $ 8.895      $12.199        1,576
                              2010       $12.199      $14.690        1,576
                              2011       $14.690      $14.605          862
                              2012       $14.605      $16.877            0
                              2013       $16.877      $22.323            0
                              2014       $22.323      $24.135            0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 9.228      $ 9.895          432
                              2006       $ 9.895      $10.362          431
                              2007       $10.362      $11.433          142
                              2008       $11.433      $ 6.477            0
                              2009       $ 6.477      $ 7.725            0
                              2010       $ 7.725      $ 8.789            0
                              2011       $ 8.789      $ 7.973            0
                              2012       $ 7.973      $ 9.161            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $11.990      $12.298            0
                              2006       $12.298      $14.059            0
                              2007       $14.059      $13.526            0
                              2008       $13.526      $ 8.554            0
                              2009       $ 8.554      $10.821            0
                              2010       $10.821      $12.333            0
                              2011       $12.333      $11.893            0
                              2012       $11.893      $13.933            0
                              2013       $13.933      $18.619            0
                              2014       $18.619      $20.011            0
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.807        3,425
                              2007       $10.807      $11.509        3,425
                              2008       $11.509      $ 7.920        3,425
                              2009       $ 7.920      $10.010        3,425
                              2010       $10.010      $10.803        3,425
                              2011       $10.803      $10.636            0
                              2012       $10.636      $11.932            0
                              2013       $11.932      $15.192            0
                              2014       $15.192      $16.185            0
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $10.050      $10.431        1,011
                              2006       $10.431      $11.389        1,011
                              2007       $11.389      $11.656        1,011
                              2008       $11.656      $ 7.296        1,011
                              2009       $ 7.296      $ 8.908            0
                              2010       $ 8.908      $ 9.670            0
                              2011       $ 9.670      $ 9.521            0
                              2012       $ 9.521      $11.101            0
                              2013       $11.101      $14.301            0
                              2014       $14.301      $15.854            0
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.919            0
                              2012       $12.919      $14.303            0
                              2013       $14.303      $17.596            0
                              2014       $17.596      $18.854            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $10.292           0
                              2012       $10.292      $11.498           0
                              2013       $11.498      $13.848           0
                              2014       $13.848      $13.708           0
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $12.206      $12.767         245
                              2006       $12.767      $15.294         245
                              2007       $15.294      $16.085         245
                              2008       $16.085      $ 9.335           0
                              2009       $ 9.335      $10.678           0
                              2010       $10.678      $11.769           0
                              2011       $11.769      $12.693           0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $15.022           0
                              2014       $15.022      $15.033           0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $ 9.549      $ 9.589           0
                              2006       $ 9.589      $10.297           0
                              2007       $10.297      $10.539           0
                              2008       $10.539      $ 7.974           0
                              2009       $ 7.974      $11.332           0
                              2010       $11.332      $12.275           0
                              2011       $12.275      $12.293           0
                              2012       $12.293      $14.350           0
                              2013       $14.350      $14.800           0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $11.310      $11.890           0
                              2006       $11.890      $13.348           0
                              2007       $13.348      $13.525           0
                              2008       $13.525      $ 9.801           0
                              2009       $ 9.801      $12.058           0
                              2010       $12.058      $13.321           0
                              2011       $13.321      $14.175           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.827      $11.478            0
                              2006       $11.478      $12.579            0
                              2007       $12.579      $13.574            0
                              2008       $13.574      $ 9.558            0
                              2009       $ 9.558      $12.260            0
                              2010       $12.260      $13.782            0
                              2011       $13.782      $12.712            0
                              2012       $12.712      $13.894            0
                              2013       $13.894      $17.631            0
                              2014       $17.631      $18.138            0
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.137      $12.190            0
                              2006       $12.190      $12.600            0
                              2007       $12.600      $14.596            0
                              2008       $14.596      $ 7.644            0
                              2009       $ 7.644      $11.775            0
                              2010       $11.775      $14.764            0
                              2011       $14.764      $13.183            0
                              2012       $13.183      $14.496            0
                              2013       $14.496      $19.507            0
                              2014       $19.507      $20.695            0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $ 9.832      $10.115        2,681
                              2006       $10.115      $11.481        2,680
                              2007       $11.481      $11.875        2,679
                              2008       $11.875      $ 7.338        1,990
                              2009       $ 7.338      $ 9.113            0
                              2010       $ 9.113      $10.287            0
                              2011       $10.287      $10.290            0
                              2012       $10.290      $11.709            0
                              2013       $11.709      $15.174            0
                              2014       $15.174      $16.885            0
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $ 8.616      $ 9.707        1,019
                              2006       $ 9.707      $11.478        1,019
                              2007       $11.478      $13.572        1,019
                              2008       $13.572      $ 8.898        1,019
                              2009       $ 8.898      $10.416            0
                              2010       $10.416      $10.953            0
                              2011       $10.953      $12.497            0
                              2012       $12.497      $14.581            0
                              2013       $14.581      $16.884            0
                              2014       $16.884      $17.862            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $ 9.591      $11.596        4,549
                              2006       $11.596      $12.296        4,549
                              2007       $12.296      $14.460        4,260
                              2008       $14.460      $ 7.265        1,846
                              2009       $ 7.265      $12.099        1,846
                              2010       $12.099      $14.986        1,846
                              2011       $14.986      $13.642        1,009
                              2012       $13.642      $14.999            0
                              2013       $14.999      $15.920            0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $10.384      $11.085          255
                              2006       $11.085      $14.183          255
                              2007       $14.183      $16.115          254
                              2008       $16.115      $ 9.073            0
                              2009       $ 9.073      $11.388            0
                              2010       $11.388      $11.999            0
                              2011       $11.999      $10.656            0
                              2012       $10.656      $12.403            0
                              2013       $12.403      $15.543            0
                              2014       $15.543      $13.877            0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $ 9.967      $10.451          284
                              2006       $10.451      $12.185          283
                              2007       $12.185      $14.006            0
                              2008       $14.006      $ 7.732            0
                              2009       $ 7.732      $ 7.388            0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $11.918      $12.102        3,365
                              2006       $12.102      $12.559        3,363
                              2007       $12.559      $13.080        3,362
                              2008       $13.080      $11.711        3,184
                              2009       $11.711      $14.109        1,187
                              2010       $14.109      $15.152        1,186
                              2011       $15.152      $15.630            0
                              2012       $15.630      $17.525            0
                              2013       $17.525      $17.404            0
                              2014       $17.404      $18.414            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $10.532      $10.532          643
                              2006       $10.532      $10.793          642
                              2007       $10.793      $10.929          642
                              2008       $10.929      $ 9.128            0
                              2009       $ 9.128      $ 9.492            0
                              2010       $ 9.492      $ 9.558            0
                              2011       $ 9.558      $ 9.647            0
                              2012       $ 9.647      $ 9.793            0
                              2013       $ 9.793      $ 9.656            0
                              2014       $ 9.656      $ 9.592            0
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $ 9.822      $ 9.922          132
                              2006       $ 9.922      $10.200          132
                              2007       $10.200      $10.516          132
                              2008       $10.516      $10.587            0
                              2009       $10.587      $10.431            0
                              2010       $10.431      $10.277            0
                              2011       $10.277      $10.125            0
                              2012       $10.125      $ 9.975            0
                              2013       $ 9.975      $ 9.827            0
                              2014       $ 9.827      $ 9.682            0
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $ 9.411      $10.931        8,253
                              2006       $10.931      $11.190        7,881
                              2007       $11.190      $13.144        7,881
                              2008       $13.144      $ 6.765        5,446
                              2009       $ 6.765      $11.387        3,454
                              2010       $11.387      $14.294        3,454
                              2011       $14.294      $13.101            0
                              2012       $13.101      $14.466            0
                              2013       $14.466      $21.429            0
                              2014       $21.429      $22.259            0
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $11.362      $12.096        4,316
                              2006       $12.096      $13.674        4,024
                              2007       $13.674      $14.598        4,023
                              2008       $14.598      $10.900        4,021
                              2009       $10.900      $12.825        4,020
                              2010       $12.825      $13.455        4,018
                              2011       $13.455      $12.178            0
                              2012       $12.178      $12.797            0
                              2013       $12.797      $13.626            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.369      $10.749        3,366
                              2006       $10.749      $12.275        3,039
                              2007       $12.275      $11.361        3,039
                              2008       $11.361      $ 6.861        3,039
                              2009       $ 6.861      $ 8.773        3,039
                              2010       $ 8.773      $ 9.886        3,039
                              2011       $ 9.886      $ 9.287            0
                              2012       $ 9.287      $10.899            0
                              2013       $10.899      $14.567            0
                              2014       $14.567      $15.890            0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $10.795      $11.932        5,490
                              2006       $11.932      $15.014        5,151
                              2007       $15.014      $16.026        5,151
                              2008       $16.026      $ 8.849        5,151
                              2009       $ 8.849      $10.864        3,145
                              2010       $10.864      $11.776        3,145
                              2011       $11.776      $ 9.636            0
                              2012       $ 9.636      $11.573            0
                              2013       $11.573      $14.600            0
                              2014       $14.600      $13.408            0
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.381      $14.110        1,452
                              2006       $14.110      $16.304        1,452
                              2007       $16.304      $14.017        1,452
                              2008       $14.017      $ 8.373        1,452
                              2009       $ 8.373      $10.849        1,452
                              2010       $10.849      $13.465        1,452
                              2011       $13.465      $12.638          794
                              2012       $12.638      $14.627            0
                              2013       $14.627      $20.116            0
                              2014       $20.116      $20.497            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 8.405      $ 8.751        4,359
                              2006       $ 8.751      $ 9.090        3,962
                              2007       $ 9.090      $ 9.448        3,680
                              2008       $ 9.448      $ 5.861        3,680
                              2009       $ 5.861      $ 9.463        3,680
                              2010       $ 9.463      $11.261        3,680
                              2011       $11.261      $ 9.113            0
                              2012       $ 9.113      $10.254            0
                              2013       $10.254      $14.519            0
                              2014       $14.519      $15.693            0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $15.683      $20.681            0
                              2006       $20.681      $27.941            0
                              2007       $27.941      $38.656            0
                              2008       $38.656      $16.517            0
                              2009       $16.517      $27.636            0
                              2010       $27.636      $32.404            0
                              2011       $32.404      $26.107            0
                              2012       $26.107      $30.849            0
                              2013       $30.849      $30.078            0
                              2014       $30.078      $28.300            0
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $19.174            0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $10.829      $11.849            0
                              2006       $11.849      $14.607            0
                              2007       $14.607      $16.487            0
                              2008       $16.487      $ 8.994            0
                              2009       $ 8.994      $11.742            0
                              2010       $11.742      $12.224            0
                              2011       $12.224      $11.600            0
                              2012       $11.600      $13.009            0
                              2013       $13.009      $14.859            0
                              2014       $14.859      $14.953            0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.864            0
                              2014       $14.864      $14.935            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 8.951      $10.203          330
                              2006       $10.203      $10.464          330
                              2007       $10.464      $12.565          329
                              2008       $12.565      $ 6.290            0
                              2009       $ 6.290      $10.258            0
                              2010       $10.258      $12.415            0
                              2011       $12.415      $11.889            0
                              2012       $11.889      $13.395            0
                              2013       $13.395      $19.539            0
                              2014       $19.539      $20.473            0
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.243      $14.180        1,498
                              2006       $14.180      $15.265        1,498
                              2007       $15.265      $18.445        1,498
                              2008       $18.445      $ 9.673        1,498
                              2009       $ 9.673      $15.023        1,498
                              2010       $15.023      $19.582        1,498
                              2011       $19.582      $17.917          819
                              2012       $17.917      $19.183            0
                              2013       $19.183      $25.982            0
                              2014       $25.982      $26.099            0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $18.258      $21.054           78
                              2006       $21.054      $28.633           77
                              2007       $28.633      $23.389           77
                              2008       $23.389      $14.309            0
                              2009       $14.309      $18.092            0
                              2010       $18.092      $23.164            0
                              2011       $23.164      $24.170            0
                              2012       $24.170      $27.580            0
                              2013       $27.580      $27.728            0
                              2014       $27.728      $35.434            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                   WITH THE DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.49



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $10.985      $11.309      1,431,212
                              2006       $11.309      $13.021      1,291,664
                              2007       $13.021      $13.438      1,037,397
                              2008       $13.438      $ 7.843        849,268
                              2009       $ 7.843      $ 9.290        684,580
                              2010       $ 9.290      $10.314        604,055
                              2011       $10.314      $10.768        510,076
                              2012       $10.768      $12.426        472,424
                              2013       $12.426      $16.460        409,776
                              2014       $16.460      $17.706        241,418
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 6.334      $ 6.960        432,132
                              2006       $ 6.960      $ 6.765        372,439
                              2007       $ 6.765      $ 7.501        288,911
                              2008       $ 7.501      $ 4.238        174,538
                              2009       $ 4.238      $ 5.542        149,291
                              2010       $ 5.542      $ 6.262        121,426
                              2011       $ 6.262      $ 6.223         99,928
                              2012       $ 6.223      $ 6.956         92,535
                              2013       $ 6.956      $ 9.155         81,751
                              2014       $ 9.155      $10.179         78,996
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 5.708      $ 6.452        708,345
                              2006       $ 6.452      $ 6.310        657,344
                              2007       $ 6.310      $ 7.055        532,648
                              2008       $ 7.055      $ 4.179        528,359
                              2009       $ 4.179      $ 5.639        396,236
                              2010       $ 5.639      $ 6.096        362,655
                              2011       $ 6.096      $ 5.803        321,461
                              2012       $ 5.803      $ 6.632        304,778
                              2013       $ 6.632      $ 8.943        277,956
                              2014       $ 8.943      $10.020        115,998

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.695      $10.876        16,833
                              2006       $10.876      $11.708        28,331
                              2007       $11.708      $11.835        26,896
                              2008       $11.835      $ 8.925        13,369
                              2009       $ 8.925      $12.535        38,728
                              2010       $12.535      $13.973        29,351
                              2011       $13.973      $14.380        33,730
                              2012       $14.380      $16.355        30,984
                              2013       $16.355      $17.357        28,358
                              2014       $17.357      $17.079        30,609
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.240      $11.241       108,603
                              2006       $11.241      $13.082       217,490
                              2007       $13.082      $13.358       200,595
                              2008       $13.358      $ 9.248       158,472
                              2009       $ 9.248      $12.342       141,805
                              2010       $12.342      $13.687       168,384
                              2011       $13.687      $13.793       154,586
                              2012       $13.793      $15.293       143,065
                              2013       $15.293      $17.150       136,450
                              2014       $17.150      $17.658       137,511
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.952      $11.916       144,079
                              2006       $11.916      $13.885       213,727
                              2007       $13.885      $14.140       157,763
                              2008       $14.140      $ 8.752       118,539
                              2009       $ 8.752      $10.858       133,842
                              2010       $10.858      $11.883       141,193
                              2011       $11.883      $11.574       122,536
                              2012       $11.574      $13.014       108,225
                              2013       $13.014      $16.429        86,814
                              2014       $16.429      $17.321        83,344

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.519      $12.491       134,184
                              2006       $12.491      $14.931       177,843
                              2007       $14.931      $16.965       160,437
                              2008       $16.965      $ 9.955       123,592
                              2009       $ 9.955      $13.428       133,020
                              2010       $13.428      $14.327       129,732
                              2011       $14.327      $12.602       261,769
                              2012       $12.602      $14.664       249,593
                              2013       $14.664      $17.748       228,900
                              2014       $17.748      $15.523        77,141
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 4.802      $ 5.101       378,012
                              2006       $ 5.101      $ 5.164       282,336
                              2007       $ 5.164      $ 5.945       237,121
                              2008       $ 5.945      $ 2.984       243,847
                              2009       $ 2.984      $ 4.878       173,817
                              2010       $ 4.878      $ 5.754       152,483
                              2011       $ 5.754      $ 5.314       119,546
                              2012       $ 5.314      $ 5.948       567,406
                              2013       $ 5.948      $ 8.204       530,040
                              2014       $ 8.204      $ 8.756       209,645
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $ 7.049      $ 7.468       400,905
                              2006       $ 7.468      $ 7.543       370,838
                              2007       $ 7.543      $ 8.659       309,055
                              2008       $ 8.659      $ 4.337       249,218
                              2009       $ 4.337      $ 7.070       211,588
                              2010       $ 7.070      $ 8.320       175,999
                              2011       $ 8.320      $ 7.666       125,789
                              2012       $ 7.666      $ 8.556       103,199
                              2013       $ 8.556      $11.772        70,800
                              2014       $11.772      $12.532        53,661

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $10.837      $11.980        880,280
                              2006       $11.980      $14.232        808,535
                              2007       $14.232      $15.105        698,820
                              2008       $15.105      $ 8.728        534,639
                              2009       $ 8.728      $11.958        462,224
                              2010       $11.958      $14.388        372,209
                              2011       $14.388      $14.292        310,770
                              2012       $14.292      $16.500        272,538
                              2013       $16.500      $21.805        223,362
                              2014       $21.805      $23.553        165,135
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 6.221      $ 6.665        501,230
                              2006       $ 6.665      $ 6.973        730,504
                              2007       $ 6.973      $ 7.687        659,889
                              2008       $ 7.687      $ 4.351        607,338
                              2009       $ 4.351      $ 5.185        561,075
                              2010       $ 5.185      $ 5.893        492,729
                              2011       $ 5.893      $ 5.342        479,936
                              2012       $ 5.342      $ 6.135              0
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $11.962      $12.257      1,529,185
                              2006       $12.257      $14.000      1,368,211
                              2007       $14.000      $13.457      1,120,545
                              2008       $13.457      $ 8.503        838,853
                              2009       $ 8.503      $10.746        727,410
                              2010       $10.746      $12.237        621,179
                              2011       $12.237      $11.790        533,967
                              2012       $11.790      $13.800        468,023
                              2013       $13.800      $18.425        408,338
                              2014       $18.425      $19.784        210,280
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.800        376,947
                              2007       $10.800      $11.492        344,264
                              2008       $11.492      $ 7.901        306,370
                              2009       $ 7.901      $ 9.977        293,523
                              2010       $ 9.977      $10.758        266,984
                              2011       $10.758      $10.582        228,403
                              2012       $10.582      $11.860        209,551
                              2013       $11.860      $15.088        191,495
                              2014       $15.088      $16.059         93,549

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $10.682      $11.077      1,142,480
                              2006       $11.077      $12.084      1,005,855
                              2007       $12.084      $12.356        857,701
                              2008       $12.356      $ 7.727        620,699
                              2009       $ 7.727      $ 9.426        569,758
                              2010       $ 9.426      $10.224        485,420
                              2011       $10.224      $10.056        397,167
                              2012       $10.056      $11.715        328,990
                              2013       $11.715      $15.078        273,977
                              2014       $15.078      $16.700        244,692
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $13.376         84,532
                              2012       $13.376      $14.796         73,607
                              2013       $14.796      $18.186         61,173
                              2014       $18.186      $19.469         54,757
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.610        159,596
                              2012       $ 9.610      $10.726        133,489
                              2013       $10.726      $12.906        117,848
                              2014       $12.906      $12.764        107,729
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $11.468      $11.985        470,394
                              2006       $11.985      $14.345        430,061
                              2007       $14.345      $15.072        374,913
                              2008       $15.072      $ 8.739        296,589
                              2009       $ 8.739      $ 9.987        248,589
                              2010       $ 9.987      $10.998        212,812
                              2011       $10.998      $11.859              0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $ 8.678        132,890
                              2014       $ 8.678      $ 8.677        129,443

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $ 5.561      $ 5.579       384,421
                              2006       $ 5.579      $ 5.986       299,875
                              2007       $ 5.986      $ 6.121       241,105
                              2008       $ 6.121      $ 4.627       185,064
                              2009       $ 4.627      $ 6.570       155,133
                              2010       $ 6.570      $ 7.110       195,204
                              2011       $ 7.110      $ 7.114       156,059
                              2012       $ 7.114      $ 8.297       143,407
                              2013       $ 8.297      $ 8.555             0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $11.785      $12.377       798,338
                              2006       $12.377      $13.883       652,666
                              2007       $13.883      $14.054       457,445
                              2008       $14.054      $10.175       222,392
                              2009       $10.175      $12.508       143,800
                              2010       $12.508      $13.805       109,263
                              2011       $13.805      $14.686             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.821      $11.462        22,544
                              2006       $11.462      $12.550        15,855
                              2007       $12.550      $13.530        17,147
                              2008       $13.530      $ 9.518        15,857
                              2009       $ 9.518      $12.199        21,565
                              2010       $12.199      $13.701        21,625
                              2011       $13.701      $12.625        20,689
                              2012       $12.625      $13.787        12,572
                              2013       $13.787      $17.479        13,102
                              2014       $17.479      $17.966        13,272

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.130      $12.172         34,037
                              2006       $12.172      $12.571         31,569
                              2007       $12.571      $14.549         30,125
                              2008       $14.549      $ 7.613         29,720
                              2009       $ 7.613      $11.716         20,219
                              2010       $11.716      $14.677         20,817
                              2011       $14.677      $13.093         16,956
                              2012       $13.093      $14.385         15,504
                              2013       $14.385      $19.340         12,688
                              2014       $19.340      $20.499         13,202
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $ 7.987      $ 8.210      1,700,618
                              2006       $ 8.210      $ 9.310      1,454,502
                              2007       $ 9.310      $ 9.621      1,268,974
                              2008       $ 9.621      $ 5.940        927,538
                              2009       $ 5.940      $ 7.370        859,148
                              2010       $ 7.370      $ 8.312        789,865
                              2011       $ 8.312      $ 8.307        605,235
                              2012       $ 8.307      $ 9.444        578,552
                              2013       $ 9.444      $12.228        477,147
                              2014       $12.228      $13.594        310,188
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $ 7.616      $ 8.572        538,300
                              2006       $ 8.572      $10.127        463,568
                              2007       $10.127      $11.964        476,162
                              2008       $11.964      $ 7.837        367,946
                              2009       $ 7.837      $ 9.166        350,936
                              2010       $ 9.166      $ 9.630        309,167
                              2011       $ 9.630      $10.977        263,954
                              2012       $10.977      $12.796        239,739
                              2013       $12.796      $14.803        218,944
                              2014       $14.803      $15.657              0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $ 7.066      $ 8.535        340,319
                              2006       $ 8.535      $ 9.043        335,593
                              2007       $ 9.043      $10.624        278,593
                              2008       $10.624      $ 5.333        220,696
                              2009       $ 5.333      $ 8.873        208,966
                              2010       $ 8.873      $10.981        208,089
                              2011       $10.981      $ 9.987        271,582
                              2012       $ 9.987      $10.971        243,016
                              2013       $10.971      $11.641              0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $ 8.030      $ 8.564        387,345
                              2006       $ 8.564      $10.947        369,392
                              2007       $10.947      $12.427        309,595
                              2008       $12.427      $ 6.991        242,076
                              2009       $ 6.991      $ 8.766        206,327
                              2010       $ 8.766      $ 9.228        180,404
                              2011       $ 9.228      $ 8.188        155,443
                              2012       $ 8.188      $ 9.522        135,963
                              2013       $ 9.522      $11.922        125,128
                              2014       $11.922      $10.634        114,648
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $ 6.997      $ 7.331        115,446
                              2006       $ 7.331      $ 8.539        100,291
                              2007       $ 8.539      $ 9.806         88,718
                              2008       $ 9.806      $ 5.408         74,498
                              2009       $ 5.408      $ 5.167              0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $13.164      $13.355      1,111,321
                              2006       $13.355      $13.847        979,647
                              2007       $13.847      $14.408        935,609
                              2008       $14.408      $12.889        804,286
                              2009       $12.889      $15.514        703,266
                              2010       $15.514      $16.645        638,828
                              2011       $16.645      $17.155        500,669
                              2012       $17.155      $19.218        459,845
                              2013       $19.218      $19.068        392,236
                              2014       $19.068      $20.156        313,616
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $11.011      $11.001        829,027
                              2006       $11.001      $11.264        774,764
                              2007       $11.264      $11.396        910,349
                              2008       $11.396      $ 9.509        679,532
                              2009       $ 9.509      $ 9.880        644,373
                              2010       $ 9.880      $ 9.940        619,411
                              2011       $ 9.940      $10.023        506,795
                              2012       $10.023      $10.165        459,815
                              2013       $10.165      $10.014        382,060
                              2014       $10.014      $ 9.939        338,629

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $10.178      $10.272        720,117
                              2006       $10.272      $10.551        671,275
                              2007       $10.551      $10.868        482,907
                              2008       $10.868      $10.931        727,014
                              2009       $10.931      $10.760        481,255
                              2010       $10.760      $10.592        435,996
                              2011       $10.592      $10.426        401,888
                              2012       $10.426      $10.262        319,001
                              2013       $10.262      $10.101        277,550
                              2014       $10.101      $ 9.943        224,834
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $ 6.949      $ 8.063      1,272,029
                              2006       $ 8.063      $ 8.248      1,099,288
                              2007       $ 8.248      $ 9.678        923,998
                              2008       $ 9.678      $ 4.977        700,210
                              2009       $ 4.977      $ 8.369        620,532
                              2010       $ 8.369      $10.497        532,707
                              2011       $10.497      $ 9.612        457,858
                              2012       $ 9.612      $10.604        390,642
                              2013       $10.604      $15.694        557,500
                              2014       $15.694      $16.288        388,275
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $10.379      $11.040      1,151,169
                              2006       $11.040      $12.469      1,028,880
                              2007       $12.469      $13.298        862,141
                              2008       $13.298      $ 9.921        665,917
                              2009       $ 9.921      $11.662        602,400
                              2010       $11.662      $12.225        548,535
                              2011       $12.225      $11.054        445,766
                              2012       $11.054      $11.605        369,690
                              2013       $11.605      $12.354              0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.624      $11.004       507,798
                              2006       $11.004      $12.554       443,981
                              2007       $12.554      $11.609       396,694
                              2008       $11.609      $ 7.004       298,142
                              2009       $ 7.004      $ 8.949       277,204
                              2010       $ 8.949      $10.074       227,908
                              2011       $10.074      $ 9.455       145,033
                              2012       $ 9.455      $11.087       119,123
                              2013       $11.087      $14.805       106,097
                              2014       $14.805      $16.135        97,541
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $ 8.246      $ 9.106       533,021
                              2006       $ 9.106      $11.447       515,718
                              2007       $11.447      $12.209       446,897
                              2008       $12.209      $ 6.735       352,540
                              2009       $ 6.735      $ 8.261       296,588
                              2010       $ 8.261      $ 8.946       285,794
                              2011       $ 8.946      $ 7.314       237,250
                              2012       $ 7.314      $ 8.776       201,586
                              2013       $ 8.776      $11.062       163,809
                              2014       $11.062      $10.150       163,789
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.349      $14.063       459,194
                              2006       $14.063      $16.236       456,712
                              2007       $16.236      $13.946       422,535
                              2008       $13.946      $ 8.323       355,678
                              2009       $ 8.323      $10.775       331,421
                              2010       $10.775      $13.361       318,465
                              2011       $13.361      $12.529       223,263
                              2012       $12.529      $14.487       213,263
                              2013       $14.487      $19.906       190,923
                              2014       $19.906      $20.265        71,100

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 5.688      $ 5.917       492,552
                              2006       $ 5.917      $ 6.140       435,359
                              2007       $ 6.140      $ 6.377       353,975
                              2008       $ 6.377      $ 3.952       287,897
                              2009       $ 3.952      $ 6.375       243,589
                              2010       $ 6.375      $ 7.579       219,638
                              2011       $ 7.579      $ 6.128       222,667
                              2012       $ 6.128      $ 6.890       206,632
                              2013       $ 6.890      $ 9.746       164,135
                              2014       $ 9.746      $10.525       153,419
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $ 9.393      $12.376       163,988
                              2006       $12.376      $16.705       163,047
                              2007       $16.705      $23.091       132,893
                              2008       $23.091      $ 9.857       126,959
                              2009       $ 9.857      $16.478       138,374
                              2010       $16.478      $19.304       139,088
                              2011       $19.304      $15.539       173,229
                              2012       $15.539      $18.344       159,319
                              2013       $18.344      $17.870       121,893
                              2014       $17.870      $16.798        71,137
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $16.797       205,161
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $ 8.519      $ 9.313       200,916
                              2006       $ 9.313      $11.471       193,947
                              2007       $11.471      $12.936       148,990
                              2008       $12.936      $ 7.050       137,663
                              2009       $ 7.050      $ 9.196       122,897
                              2010       $ 9.196      $ 9.566       112,893
                              2011       $ 9.566      $ 9.069       107,354
                              2012       $ 9.069      $10.161        94,224
                              2013       $10.161      $11.595        82,657
                              2014       $11.595      $11.658        69,995

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $13.468       311,419
                              2014       $13.468      $13.520       270,112
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 6.439      $ 7.334       436,679
                              2006       $ 7.334      $ 7.515       320,230
                              2007       $ 7.515      $ 9.015       320,992
                              2008       $ 9.015      $ 4.509       249,014
                              2009       $ 4.509      $ 7.346       209,036
                              2010       $ 7.346      $ 8.884       192,975
                              2011       $ 8.884      $ 8.499       162,482
                              2012       $ 8.499      $ 9.567       151,104
                              2013       $ 9.567      $13.943       119,314
                              2014       $13.943      $14.596       114,339
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.214      $14.134       200,084
                              2006       $14.134      $15.201       170,680
                              2007       $15.201      $18.351       133,847
                              2008       $18.351      $ 9.615       125,651
                              2009       $ 9.615      $14.919       107,554
                              2010       $14.919      $19.430       104,050
                              2011       $19.430      $17.762        96,439
                              2012       $17.762      $19.000        82,771
                              2013       $19.000      $25.711        60,376
                              2014       $25.711      $25.803        44,918
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $22.031      $25.382       189,199
                              2006       $25.382      $34.489       174,366
                              2007       $34.489      $28.147       147,644
                              2008       $28.147      $17.204       105,745
                              2009       $17.204      $21.734        99,050
                              2010       $21.734      $27.800        90,278
                              2011       $27.800      $28.983        66,256
                              2012       $28.983      $33.042        56,228
                              2013       $33.042      $33.188        43,627
                              2014       $33.188      $42.374        39,957



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

       WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)

                           MORTALITY & EXPENSE = 1.5



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $10.371      $10.676        10,969
                              2006       $10.676      $12.292        10,994
                              2007       $12.292      $12.683         2,998
                              2008       $12.683      $ 7.402         3,118
                              2009       $ 7.402      $ 8.767         3,153
                              2010       $ 8.767      $ 9.732         1,250
                              2011       $ 9.732      $10.160           293
                              2012       $10.160      $11.722           288
                              2013       $11.722      $15.527             0
                              2014       $15.527      $16.700             0
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 9.631      $10.581         7,789
                              2006       $10.581      $10.285         7,789
                              2007       $10.285      $11.402           698
                              2008       $11.402      $ 6.441             0
                              2009       $ 6.441      $ 8.422             0
                              2010       $ 8.422      $ 9.515             0
                              2011       $ 9.515      $ 9.455             0
                              2012       $ 9.455      $10.568             0
                              2013       $10.568      $13.908             0
                              2014       $13.908      $15.462             0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 8.210      $ 9.279             0
                              2006       $ 9.279      $ 9.074             0
                              2007       $ 9.074      $10.144             0
                              2008       $10.144      $ 6.008             0
                              2009       $ 6.008      $ 8.106             0
                              2010       $ 8.106      $ 8.762             0
                              2011       $ 8.762      $ 8.341             0
                              2012       $ 8.341      $ 9.532             0
                              2013       $ 9.532      $12.851             0
                              2014       $12.851      $14.398             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.695      $10.873          0
                              2006       $10.873      $11.703          0
                              2007       $11.703      $11.829          0
                              2008       $11.829      $ 8.920          0
                              2009       $ 8.920      $12.526          0
                              2010       $12.526      $13.962          0
                              2011       $13.962      $14.368          0
                              2012       $14.368      $16.339          0
                              2013       $16.339      $17.339          0
                              2014       $17.339      $17.059          0
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.240      $11.238          0
                              2006       $11.238      $13.078          0
                              2007       $13.078      $13.352          0
                              2008       $13.352      $ 9.243          0
                              2009       $ 9.243      $12.335          0
                              2010       $12.335      $13.677          0
                              2011       $13.677      $13.782          0
                              2012       $13.782      $15.278          0
                              2013       $15.278      $17.132          0
                              2014       $17.132      $17.638          0
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.951      $11.914          0
                              2006       $11.914      $13.881          0
                              2007       $13.881      $14.134          0
                              2008       $14.134      $ 8.748          0
                              2009       $ 8.748      $10.852          0
                              2010       $10.852      $11.875          0
                              2011       $11.875      $11.565          0
                              2012       $11.565      $13.002          0
                              2013       $13.002      $16.412          0
                              2014       $16.412      $17.302          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.519      $12.488           0
                              2006       $12.488      $14.926           0
                              2007       $14.926      $16.958           0
                              2008       $16.958      $ 9.950           0
                              2009       $ 9.950      $13.419           0
                              2010       $13.419      $14.317           0
                              2011       $14.317      $12.591           0
                              2012       $12.591      $14.650           0
                              2013       $14.650      $17.730           0
                              2014       $17.730      $15.506           0
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 7.702      $ 8.181           0
                              2006       $ 8.181      $ 8.282           0
                              2007       $ 8.282      $ 9.532           0
                              2008       $ 9.532      $ 4.785           0
                              2009       $ 4.785      $ 7.820           0
                              2010       $ 7.820      $ 9.224           0
                              2011       $ 9.224      $ 8.517           0
                              2012       $ 8.517      $ 9.532           0
                              2013       $ 9.532      $13.146           0
                              2014       $13.146      $14.030           0
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $ 7.634      $ 8.087         285
                              2006       $ 8.087      $ 8.168         284
                              2007       $ 8.168      $ 9.375         283
                              2008       $ 9.375      $ 4.695         281
                              2009       $ 4.695      $ 7.653         280
                              2010       $ 7.653      $ 9.005         279
                              2011       $ 9.005      $ 8.296         278
                              2012       $ 8.296      $ 9.258         276
                              2013       $ 9.258      $12.737           0
                              2014       $12.737      $13.559           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $10.966      $12.121        8,388
                              2006       $12.121      $14.399        8,380
                              2007       $14.399      $15.280        1,336
                              2008       $15.280      $ 8.829          761
                              2009       $ 8.829      $12.095          679
                              2010       $12.095      $14.550          171
                              2011       $14.550      $14.452            0
                              2012       $14.452      $16.683            0
                              2013       $16.683      $22.045            0
                              2014       $22.045      $23.810            0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 9.196      $ 9.850            0
                              2006       $ 9.850      $10.305            0
                              2007       $10.305      $11.358            0
                              2008       $11.358      $ 6.428            0
                              2009       $ 6.428      $ 7.659            0
                              2010       $ 7.659      $ 8.705            0
                              2011       $ 8.705      $ 7.890            0
                              2012       $ 7.890      $ 9.062            0
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $11.958      $12.253          663
                              2006       $12.253      $13.994          663
                              2007       $13.994      $13.450          594
                              2008       $13.450      $ 8.497            0
                              2009       $ 8.497      $10.738            0
                              2010       $10.738      $12.226            0
                              2011       $12.226      $11.779            0
                              2012       $11.779      $13.785            0
                              2013       $13.785      $18.403            0
                              2014       $18.403      $19.759            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.799           281
                              2007       $10.799      $11.490           280
                              2008       $11.490      $ 7.899           279
                              2009       $ 7.899      $ 9.973           277
                              2010       $ 9.973      $10.753           276
                              2011       $10.753      $10.576           275
                              2012       $10.576      $11.852           274
                              2013       $11.852      $15.076             0
                              2014       $15.076      $16.045             0
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $10.014      $10.384        10,668
                              2006       $10.384      $11.326        10,668
                              2007       $11.326      $11.580        10,668
                              2008       $11.580      $ 7.241        10,668
                              2009       $ 7.241      $ 8.832        10,668
                              2010       $ 8.832      $ 9.579         9,899
                              2011       $ 9.579      $ 9.421             0
                              2012       $ 9.421      $10.974             0
                              2013       $10.974      $14.123             0
                              2014       $14.123      $15.641             0
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.784             0
                              2012       $12.784      $14.139             0
                              2013       $14.139      $17.377             0
                              2014       $17.377      $18.601             0
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $10.184             0
                              2012       $10.184      $11.366             0
                              2013       $11.366      $13.675             0
                              2014       $13.675      $13.523             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $12.163      $12.709            0
                              2006       $12.709      $15.210            0
                              2007       $15.210      $15.980            0
                              2008       $15.980      $ 9.265            0
                              2009       $ 9.265      $10.587            0
                              2010       $10.587      $11.657            0
                              2011       $11.657      $12.569            0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.835            0
                              2014       $14.835      $14.831            0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $ 9.516      $ 9.545            0
                              2006       $ 9.545      $10.240            0
                              2007       $10.240      $10.470            0
                              2008       $10.470      $ 7.914            0
                              2009       $ 7.914      $11.236            0
                              2010       $11.236      $12.158            0
                              2011       $12.158      $12.164            0
                              2012       $12.164      $14.185            0
                              2013       $14.185      $14.626            0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $11.270      $11.836        1,733
                              2006       $11.836      $13.275        1,810
                              2007       $13.275      $13.437        1,802
                              2008       $13.437      $ 9.727        1,605
                              2009       $ 9.727      $11.956        1,610
                              2010       $11.956      $13.194          639
                              2011       $13.194      $14.036            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.820      $11.459            0
                              2006       $11.459      $12.545            0
                              2007       $12.545      $13.524            0
                              2008       $13.524      $ 9.513            0
                              2009       $ 9.513      $12.191            0
                              2010       $12.191      $13.690            0
                              2011       $13.690      $12.614            0
                              2012       $12.614      $13.773            0
                              2013       $13.773      $17.461            0
                              2014       $17.461      $17.945            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.129      $12.169           0
                              2006       $12.169      $12.566           0
                              2007       $12.566      $14.542           0
                              2008       $14.542      $ 7.608           0
                              2009       $ 7.608      $11.708           0
                              2010       $11.708      $14.665           0
                              2011       $14.665      $13.082           0
                              2012       $13.082      $14.371           0
                              2013       $14.371      $19.319           0
                              2014       $19.319      $20.475           0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $ 9.797      $10.069         680
                              2006       $10.069      $11.418         654
                              2007       $11.418      $11.798         631
                              2008       $11.798      $ 7.283         600
                              2009       $ 7.283      $ 9.036         563
                              2010       $ 9.036      $10.189         296
                              2011       $10.189      $10.182           4
                              2012       $10.182      $11.575           0
                              2013       $11.575      $14.985           0
                              2014       $14.985      $16.658           0
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $ 8.586      $ 9.663         280
                              2006       $ 9.663      $11.415         293
                              2007       $11.415      $13.484         262
                              2008       $13.484      $ 8.831         289
                              2009       $ 8.831      $10.328         276
                              2010       $10.328      $10.849         295
                              2011       $10.849      $12.367           0
                              2012       $12.367      $14.414           0
                              2013       $14.414      $16.674           0
                              2014       $16.674      $17.634           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $ 9.557      $11.543            0
                              2006       $11.543      $12.229            0
                              2007       $12.229      $14.366            0
                              2008       $14.366      $ 7.210            0
                              2009       $ 7.210      $11.996            0
                              2010       $11.996      $14.844            0
                              2011       $14.844      $13.499            0
                              2012       $13.499      $14.827            0
                              2013       $14.827      $15.733            0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $10.347      $11.035        1,421
                              2006       $11.035      $14.105        1,421
                              2007       $14.105      $16.010            0
                              2008       $16.010      $ 9.005            0
                              2009       $ 9.005      $11.291            0
                              2010       $11.291      $11.885            0
                              2011       $11.885      $10.544            0
                              2012       $10.544      $12.261            0
                              2013       $12.261      $15.349            0
                              2014       $15.349      $13.690            0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $ 9.932      $10.404          775
                              2006       $10.404      $12.118          775
                              2007       $12.118      $13.914          696
                              2008       $13.914      $ 7.674            0
                              2009       $ 7.674      $ 7.330            0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $11.876      $12.048        2,240
                              2006       $12.048      $12.490        2,266
                              2007       $12.490      $12.995          270
                              2008       $12.995      $11.623          226
                              2009       $11.623      $13.989          206
                              2010       $13.989      $15.008          207
                              2011       $15.008      $15.466            0
                              2012       $15.466      $17.324            0
                              2013       $17.324      $17.188            0
                              2014       $17.188      $18.166            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $10.494      $10.484          0
                              2006       $10.484      $10.734          0
                              2007       $10.734      $10.858          0
                              2008       $10.858      $ 9.060          0
                              2009       $ 9.060      $ 9.411          0
                              2010       $ 9.411      $ 9.468          0
                              2011       $ 9.468      $ 9.546          0
                              2012       $ 9.546      $ 9.681          0
                              2013       $ 9.681      $ 9.536          0
                              2014       $ 9.536      $ 9.463          0
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $ 9.788      $ 9.877          0
                              2006       $ 9.877      $10.144          0
                              2007       $10.144      $10.448          0
                              2008       $10.448      $10.507          0
                              2009       $10.507      $10.342          0
                              2010       $10.342      $10.179          0
                              2011       $10.179      $10.019          0
                              2012       $10.019      $ 9.860          0
                              2013       $ 9.860      $ 9.705          0
                              2014       $ 9.705      $ 9.552          0
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $ 9.378      $10.881          0
                              2006       $10.881      $11.129          0
                              2007       $11.129      $13.058          0
                              2008       $13.058      $ 6.715          0
                              2009       $ 6.715      $11.290          0
                              2010       $11.290      $14.158          0
                              2011       $14.158      $12.963          0
                              2012       $12.963      $14.300          0
                              2013       $14.300      $21.162          0
                              2014       $21.162      $21.960          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $11.322      $12.042         235
                              2006       $12.042      $13.599         235
                              2007       $13.599      $14.502         233
                              2008       $14.502      $10.818         226
                              2009       $10.818      $12.716         230
                              2010       $12.716      $13.327         241
                              2011       $13.327      $12.050           0
                              2012       $12.050      $12.650           0
                              2013       $12.650      $13.465           0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.333      $10.701           0
                              2006       $10.701      $12.207           0
                              2007       $12.207      $11.287           0
                              2008       $11.287      $ 6.809           0
                              2009       $ 6.809      $ 8.699           0
                              2010       $ 8.699      $ 9.792           0
                              2011       $ 9.792      $ 9.189           0
                              2012       $ 9.189      $10.774           0
                              2013       $10.774      $14.386           0
                              2014       $14.386      $15.677           0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $10.757      $11.878         502
                              2006       $11.878      $14.931         468
                              2007       $14.931      $15.922         448
                              2008       $15.922      $ 8.782         487
                              2009       $ 8.782      $10.772         509
                              2010       $10.772      $11.664         145
                              2011       $11.664      $ 9.535           0
                              2012       $ 9.535      $11.440           0
                              2013       $11.440      $14.418           0
                              2014       $14.418      $13.228           0
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.346      $14.058         622
                              2006       $14.058      $16.229         622
                              2007       $16.229      $13.938         558
                              2008       $13.938      $ 8.318           0
                              2009       $ 8.318      $10.767           0
                              2010       $10.767      $13.349           0
                              2011       $13.349      $12.517           0
                              2012       $12.517      $14.471           0
                              2013       $14.471      $19.883           0
                              2014       $19.883      $20.239           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 8.375      $ 8.712        18,183
                              2006       $ 8.712      $ 9.040        18,183
                              2007       $ 9.040      $ 9.387        18,183
                              2008       $ 9.387      $ 5.817        18,183
                              2009       $ 5.817      $ 9.382        18,183
                              2010       $ 9.382      $11.154        16,872
                              2011       $11.154      $ 9.018             0
                              2012       $ 9.018      $10.137             0
                              2013       $10.137      $14.338             0
                              2014       $14.338      $15.482             0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $15.628      $20.587           817
                              2006       $20.587      $27.787           817
                              2007       $27.787      $38.405             0
                              2008       $38.405      $16.393             0
                              2009       $16.393      $27.401             0
                              2010       $27.401      $32.097             0
                              2011       $32.097      $25.833             0
                              2012       $25.833      $30.495             0
                              2013       $30.495      $29.703             0
                              2014       $29.703      $27.919             0
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $18.917             0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $10.790      $11.795             0
                              2006       $11.795      $14.526             0
                              2007       $14.526      $16.380             0
                              2008       $16.380      $ 8.926             0
                              2009       $ 8.926      $11.642             0
                              2010       $11.642      $12.108             0
                              2011       $12.108      $11.478             0
                              2012       $11.478      $12.859             0
                              2013       $12.859      $14.673             0
                              2014       $14.673      $14.752             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.679           0
                              2014       $14.679      $14.734           0
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 8.919      $10.157           0
                              2006       $10.157      $10.406           0
                              2007       $10.406      $12.484           0
                              2008       $12.484      $ 6.242           0
                              2009       $ 6.242      $10.171           0
                              2010       $10.171      $12.298           0
                              2011       $12.298      $11.764           0
                              2012       $11.764      $13.241           0
                              2013       $13.241      $19.296           0
                              2014       $19.296      $20.197           0
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.210      $14.128           0
                              2006       $14.128      $15.194           0
                              2007       $15.194      $18.341           0
                              2008       $18.341      $ 9.608           0
                              2009       $ 9.608      $14.908           0
                              2010       $14.908      $19.413           0
                              2011       $19.413      $17.745           0
                              2012       $17.745      $18.980           0
                              2013       $18.980      $25.681           0
                              2014       $25.681      $25.770           0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $18.193      $20.959         423
                              2006       $20.959      $28.475         361
                              2007       $28.475      $23.237         426
                              2008       $23.237      $14.201         440
                              2009       $14.201      $17.939         479
                              2010       $17.939      $22.944         220
                              2011       $22.944      $23.917           0
                              2012       $23.917      $27.264           0
                              2013       $27.264      $27.382           0
                              2014       $27.382      $34.957           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.53



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $10.360      $10.661        10,582
                              2006       $10.661      $12.271         7,554
                              2007       $12.271      $12.658         5,845
                              2008       $12.658      $ 7.386         4,300
                              2009       $ 7.386      $ 8.745         4,293
                              2010       $ 8.745      $ 9.705         3,725
                              2011       $ 9.705      $10.128         3,722
                              2012       $10.128      $11.682         1,958
                              2013       $11.682      $15.468         1,957
                              2014       $15.468      $16.632           453
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 9.621      $10.567         2,340
                              2006       $10.567      $10.268         1,961
                              2007       $10.268      $11.380         2,709
                              2008       $11.380      $ 6.426         2,224
                              2009       $ 6.426      $ 8.401         2,670
                              2010       $ 8.401      $ 9.488         2,670
                              2011       $ 9.488      $ 9.425         1,307
                              2012       $ 9.425      $10.532           801
                              2013       $10.532      $13.856           801
                              2014       $13.856      $15.399           800
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 8.201      $ 9.266         8,866
                              2006       $ 9.266      $ 9.059         8,861
                              2007       $ 9.059      $10.125         7,202
                              2008       $10.125      $ 5.994         7,198
                              2009       $ 5.994      $ 8.086         5,932
                              2010       $ 8.086      $ 8.737         5,930
                              2011       $ 8.737      $ 8.315         5,928
                              2012       $ 8.315      $ 9.499         5,926
                              2013       $ 9.499      $12.803         5,924
                              2014       $12.803      $14.339         5,923

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.693      $10.868          398
                              2006       $10.868      $11.694          397
                              2007       $11.694      $11.817            0
                              2008       $11.817      $ 8.908            0
                              2009       $ 8.908      $12.506            0
                              2010       $12.506      $13.935            0
                              2011       $13.935      $14.335            0
                              2012       $14.335      $16.298            0
                              2013       $16.298      $17.289            0
                              2014       $17.289      $17.006            0
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.237      $11.234          674
                              2006       $11.234      $13.069          811
                              2007       $13.069      $13.340        1,704
                              2008       $13.340      $ 9.232        1,218
                              2009       $ 9.232      $12.316          544
                              2010       $12.316      $13.652          544
                              2011       $13.652      $13.752          543
                              2012       $13.752      $15.241          408
                              2013       $15.241      $17.085          408
                              2014       $17.085      $17.585        2,054
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.949      $11.908            0
                              2006       $11.908      $13.870            0
                              2007       $13.870      $14.119          203
                              2008       $14.119      $ 8.736          829
                              2009       $ 8.736      $10.833          295
                              2010       $10.833      $11.851          295
                              2011       $11.851      $11.539          295
                              2012       $11.539      $12.969          713
                              2013       $12.969      $16.365          713
                              2014       $16.365      $17.247        1,148

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.516      $12.482        3,327
                              2006       $12.482      $14.915        3,117
                              2007       $14.915      $16.940        3,063
                              2008       $16.940      $ 9.937        2,340
                              2009       $ 9.937      $13.397        1,631
                              2010       $13.397      $14.289        1,634
                              2011       $14.289      $12.563          467
                              2012       $12.563      $14.613          407
                              2013       $14.613      $17.679          407
                              2014       $17.679      $15.457          845
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 7.694      $ 8.170        4,897
                              2006       $ 8.170      $ 8.268        4,907
                              2007       $ 8.268      $ 9.513          188
                              2008       $ 9.513      $ 4.774          199
                              2009       $ 4.774      $ 7.800            0
                              2010       $ 7.800      $ 9.197            0
                              2011       $ 9.197      $ 8.490            0
                              2012       $ 8.490      $ 9.499          105
                              2013       $ 9.499      $13.097          105
                              2014       $13.097      $13.973           81
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $ 7.626      $ 8.076        6,906
                              2006       $ 8.076      $ 8.154        5,717
                              2007       $ 8.154      $ 9.357        3,284
                              2008       $ 9.357      $ 4.684        1,494
                              2009       $ 4.684      $ 7.634        1,493
                              2010       $ 7.634      $ 8.980        1,042
                              2011       $ 8.980      $ 8.270        1,042
                              2012       $ 8.270      $ 9.226          133
                              2013       $ 9.226      $12.689          132
                              2014       $12.689      $13.504          103

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $10.955      $12.105        16,370
                              2006       $12.105      $14.375        11,918
                              2007       $14.375      $15.250        10,719
                              2008       $15.250      $ 8.809         8,814
                              2009       $ 8.809      $12.064         8,773
                              2010       $12.064      $14.509         8,368
                              2011       $14.509      $14.406         4,748
                              2012       $14.406      $16.626         4,406
                              2013       $16.626      $21.962         2,649
                              2014       $21.962      $23.714         2,952
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 9.186      $ 9.836           268
                              2006       $ 9.836      $10.287           820
                              2007       $10.287      $11.336           822
                              2008       $11.336      $ 6.413           829
                              2009       $ 6.413      $ 7.640           666
                              2010       $ 7.640      $ 8.681           665
                              2011       $ 8.681      $ 7.865           664
                              2012       $ 7.865      $ 9.032             0
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $11.949      $12.239         6,017
                              2006       $12.239      $13.974         4,622
                              2007       $13.974      $13.427         4,643
                              2008       $13.427      $ 8.480         3,112
                              2009       $ 8.480      $10.713         1,789
                              2010       $10.713      $12.194         1,785
                              2011       $12.194      $11.745           698
                              2012       $11.745      $13.741           695
                              2013       $13.741      $18.339           692
                              2014       $18.339      $19.684           656
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.797         3,800
                              2007       $10.797      $11.484         1,448
                              2008       $11.484      $ 7.893         1,115
                              2009       $ 7.893      $ 9.962           984
                              2010       $ 9.962      $10.738           982
                              2011       $10.738      $10.558           980
                              2012       $10.558      $11.829           202
                              2013       $11.829      $15.041           201
                              2014       $15.041      $16.004           200

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $10.004      $10.369        15,055
                              2006       $10.369      $11.307        11,790
                              2007       $11.307      $11.557        10,083
                              2008       $11.557      $ 7.225        10,079
                              2009       $ 7.225      $ 8.809         8,868
                              2010       $ 8.809      $ 9.551         8,865
                              2011       $ 9.551      $ 9.391         7,332
                              2012       $ 9.391      $10.936         7,331
                              2013       $10.936      $14.069         7,329
                              2014       $14.069      $15.577         7,328
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.743             0
                              2012       $12.743      $14.090             0
                              2013       $14.090      $17.312             0
                              2014       $17.312      $18.525             0
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $10.152         1,322
                              2012       $10.152      $11.327         1,322
                              2013       $11.327      $13.624         1,322
                              2014       $13.624      $13.468         1,322
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $12.150      $12.692         2,673
                              2006       $12.692      $15.185         2,673
                              2007       $15.185      $15.949         1,322
                              2008       $15.949      $ 9.244         1,322
                              2009       $ 9.244      $10.560         1,322
                              2010       $10.560      $11.624         1,322
                              2011       $11.624      $12.532             0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.779             0
                              2014       $14.779      $14.771             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $ 9.506      $ 9.532          853
                              2006       $ 9.532      $10.223          416
                              2007       $10.223      $10.450            0
                              2008       $10.450      $ 7.896            0
                              2009       $ 7.896      $11.207            0
                              2010       $11.207      $12.124            0
                              2011       $12.124      $12.125            0
                              2012       $12.125      $14.136            0
                              2013       $14.136      $14.574            0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $11.258      $11.820        4,609
                              2006       $11.820      $13.253        4,109
                              2007       $13.253      $13.411        3,824
                              2008       $13.411      $ 9.705        3,821
                              2009       $ 9.705      $11.925        1,655
                              2010       $11.925      $13.157        1,412
                              2011       $13.157      $13.994            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.818      $11.453            0
                              2006       $11.453      $12.535            0
                              2007       $12.535      $13.509          326
                              2008       $13.509      $ 9.500          326
                              2009       $ 9.500      $12.170            0
                              2010       $12.170      $13.663            0
                              2011       $13.663      $12.585            0
                              2012       $12.585      $13.737            0
                              2013       $13.737      $17.410            0
                              2014       $17.410      $17.888            0
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.127      $12.163            0
                              2006       $12.163      $12.556            0
                              2007       $12.556      $14.526            0
                              2008       $14.526      $ 7.597            0
                              2009       $ 7.597      $11.688            0
                              2010       $11.688      $14.636            0
                              2011       $14.636      $13.052            0
                              2012       $13.052      $14.333            0
                              2013       $14.333      $19.263            0
                              2014       $19.263      $20.409            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $ 9.787      $10.056        21,877
                              2006       $10.056      $11.399        20,830
                              2007       $11.399      $11.775         8,181
                              2008       $11.775      $ 7.267         7,450
                              2009       $ 7.267      $ 9.013         7,036
                              2010       $ 9.013      $10.160         7,036
                              2011       $10.160      $10.150         1,907
                              2012       $10.150      $11.534         1,907
                              2013       $11.534      $14.929             0
                              2014       $14.929      $16.590             0
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $ 8.577      $ 9.650             0
                              2006       $ 9.650      $11.396             0
                              2007       $11.396      $13.457             0
                              2008       $13.457      $ 8.811             0
                              2009       $ 8.811      $10.301             0
                              2010       $10.301      $10.818             0
                              2011       $10.818      $12.327             0
                              2012       $12.327      $14.364             0
                              2013       $14.364      $16.611             0
                              2014       $16.611      $17.566             0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $ 9.547      $11.528         2,428
                              2006       $11.528      $12.208         1,921
                              2007       $12.208      $14.338         1,916
                              2008       $14.338      $ 7.194           775
                              2009       $ 7.194      $11.965           119
                              2010       $11.965      $14.801           119
                              2011       $14.801      $13.456           109
                              2012       $13.456      $14.776             0
                              2013       $14.776      $15.677             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $10.336      $11.020        5,946
                              2006       $11.020      $14.081        5,945
                              2007       $14.081      $15.978        4,434
                              2008       $15.978      $ 8.985        2,291
                              2009       $ 8.985      $11.262        1,595
                              2010       $11.262      $11.851        1,595
                              2011       $11.851      $10.511            0
                              2012       $10.511      $12.219            0
                              2013       $12.219      $15.292            0
                              2014       $15.292      $13.635            0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $ 9.921      $10.390            0
                              2006       $10.390      $12.098            0
                              2007       $12.098      $13.887            0
                              2008       $13.887      $ 7.656            0
                              2009       $ 7.656      $ 7.313            0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $11.863      $12.031        5,125
                              2006       $12.031      $12.469        2,050
                              2007       $12.469      $12.969        2,050
                              2008       $12.969      $11.597        1,234
                              2009       $11.597      $13.953          774
                              2010       $13.953      $14.965          774
                              2011       $14.965      $15.417          774
                              2012       $15.417      $17.264            0
                              2013       $17.264      $17.123            0
                              2014       $17.123      $18.093            0
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $10.483      $10.470        2,472
                              2006       $10.470      $10.716        2,712
                              2007       $10.716      $10.837        2,711
                              2008       $10.837      $ 9.039        1,281
                              2009       $ 9.039      $ 9.387          472
                              2010       $ 9.387      $ 9.441          471
                              2011       $ 9.441      $ 9.516          470
                              2012       $ 9.516      $ 9.647          229
                              2013       $ 9.647      $ 9.500          228
                              2014       $ 9.500      $ 9.425          178

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $ 9.777      $ 9.863         3,235
                              2006       $ 9.863      $10.127         2,294
                              2007       $10.127      $10.427         1,854
                              2008       $10.427      $10.484         1,172
                              2009       $10.484      $10.316           786
                              2010       $10.316      $10.150           551
                              2011       $10.150      $ 9.987           549
                              2012       $ 9.987      $ 9.826           112
                              2013       $ 9.826      $ 9.668           112
                              2014       $ 9.668      $ 9.513            87
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $ 9.368      $10.867        11,688
                              2006       $10.867      $11.110        11,689
                              2007       $11.110      $13.032         7,127
                              2008       $13.032      $ 6.699         5,877
                              2009       $ 6.699      $11.261         5,156
                              2010       $11.261      $14.118         5,154
                              2011       $14.118      $12.923         5,143
                              2012       $12.923      $14.251         5,029
                              2013       $14.251      $21.083         5,029
                              2014       $21.083      $21.871         4,485
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $11.310      $12.025         9,603
                              2006       $12.025      $13.576         5,447
                              2007       $13.576      $14.474         2,544
                              2008       $14.474      $10.794         1,499
                              2009       $10.794      $12.683           843
                              2010       $12.683      $13.289           843
                              2011       $13.289      $12.012           843
                              2012       $12.012      $12.606           843
                              2013       $12.606      $13.417             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.322      $10.686        4,005
                              2006       $10.686      $12.187        3,500
                              2007       $12.187      $11.265          197
                              2008       $11.265      $ 6.794          196
                              2009       $ 6.794      $ 8.677          163
                              2010       $ 8.677      $ 9.764          162
                              2011       $ 9.764      $ 9.160          162
                              2012       $ 9.160      $10.736          161
                              2013       $10.736      $14.332          161
                              2014       $14.332      $15.613          125
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $10.746      $11.862        1,803
                              2006       $11.862      $14.906        1,978
                              2007       $14.906      $15.891          947
                              2008       $15.891      $ 8.762          946
                              2009       $ 8.762      $10.744          944
                              2010       $10.744      $11.630          601
                              2011       $11.630      $ 9.505          601
                              2012       $ 9.505      $11.400            0
                              2013       $11.400      $14.364            0
                              2014       $14.364      $13.174            0
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.335      $14.043        2,635
                              2006       $14.043      $16.206        2,525
                              2007       $16.206      $13.915        2,915
                              2008       $13.915      $ 8.301        2,740
                              2009       $ 8.301      $10.742        2,739
                              2010       $10.742      $13.314        2,738
                              2011       $13.314      $12.480        1,670
                              2012       $12.480      $14.425        1,484
                              2013       $14.425      $19.813          858
                              2014       $19.813      $20.162          252

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 8.366      $ 8.700        1,038
                              2006       $ 8.700      $ 9.025            0
                              2007       $ 9.025      $ 9.368            0
                              2008       $ 9.368      $ 5.804            0
                              2009       $ 5.804      $ 9.358          152
                              2010       $ 9.358      $11.122          155
                              2011       $11.122      $ 8.989          176
                              2012       $ 8.989      $10.102            0
                              2013       $10.102      $14.284            0
                              2014       $14.284      $15.419            0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $15.611      $20.559        1,216
                              2006       $20.559      $27.741        1,216
                              2007       $27.741      $38.329        1,431
                              2008       $38.329      $16.356        1,380
                              2009       $16.356      $27.331        1,319
                              2010       $27.331      $32.005        1,317
                              2011       $32.005      $25.752        1,321
                              2012       $25.752      $30.389        1,292
                              2013       $30.389      $29.591        1,683
                              2014       $29.591      $27.806        1,683
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $18.840            0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $10.779      $11.779          621
                              2006       $11.779      $14.502          621
                              2007       $14.502      $16.348          621
                              2008       $16.348      $ 8.906          621
                              2009       $ 8.906      $11.612          621
                              2010       $11.612      $12.074          621
                              2011       $12.074      $11.442          621
                              2012       $11.442      $12.815          621
                              2013       $12.815      $14.618          621
                              2014       $14.618      $14.692          621

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.624          843
                              2014       $14.624      $14.674            0
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 8.910      $10.143        6,321
                              2006       $10.143      $10.389        6,321
                              2007       $10.389      $12.459        1,167
                              2008       $12.459      $ 6.228          838
                              2009       $ 6.228      $10.145          838
                              2010       $10.145      $12.262          838
                              2011       $12.262      $11.727          838
                              2012       $11.727      $13.196            0
                              2013       $13.196      $19.223            0
                              2014       $19.223      $20.116            0
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.201      $14.113        3,256
                              2006       $14.113      $15.173        3,096
                              2007       $15.173      $18.310        3,633
                              2008       $18.310      $ 9.589        2,569
                              2009       $ 9.589      $14.874        2,043
                              2010       $14.874      $19.362        2,040
                              2011       $19.362      $17.693        2,037
                              2012       $17.693      $18.919        1,726
                              2013       $18.919      $25.591        1,726
                              2014       $25.591      $25.673        1,726
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $18.174      $20.930          754
                              2006       $20.930      $28.428          475
                              2007       $28.428      $23.191          475
                              2008       $23.191      $14.169          217
                              2009       $14.169      $17.893          217
                              2010       $17.893      $22.878          217
                              2011       $22.878      $23.842          217
                              2012       $23.842      $27.170          217
                              2013       $27.170      $27.279          217
                              2014       $27.279      $34.815          456



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.53% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                 WITH THE INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.55



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $10.955      $11.271       615,391
                              2006       $11.271      $12.970       515,021
                              2007       $12.970      $13.377       389,121
                              2008       $13.377      $ 7.803       273,022
                              2009       $ 7.803      $ 9.237       232,002
                              2010       $ 9.237      $10.249       204,482
                              2011       $10.249      $10.694       167,488
                              2012       $10.694      $12.332       142,066
                              2013       $12.332      $16.327       108,698
                              2014       $16.327      $17.552        90,290
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 6.317      $ 6.937       267,679
                              2006       $ 6.937      $ 6.739       255,228
                              2007       $ 6.739      $ 7.467       181,201
                              2008       $ 7.467      $ 4.216       116,269
                              2009       $ 4.216      $ 5.510       114,740
                              2010       $ 5.510      $ 6.222       117,675
                              2011       $ 6.222      $ 6.180        97,950
                              2012       $ 6.180      $ 6.904        91,286
                              2013       $ 6.904      $ 9.081        78,767
                              2014       $ 9.081      $10.090        64,651
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 5.692      $ 6.431       292,691
                              2006       $ 6.431      $ 6.285       271,897
                              2007       $ 6.285      $ 7.023       230,260
                              2008       $ 7.023      $ 4.157       136,510
                              2009       $ 4.157      $ 5.607       131,859
                              2010       $ 5.607      $ 6.057       114,281
                              2011       $ 6.057      $ 5.763       104,594
                              2012       $ 5.763      $ 6.583        94,428
                              2013       $ 6.583      $ 8.871        63,123
                              2014       $ 8.871      $ 9.933        49,891

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.691      $10.865        12,312
                              2006       $10.865      $11.688        13,737
                              2007       $11.688      $11.808        18,521
                              2008       $11.808      $ 8.899        11,928
                              2009       $ 8.899      $12.491        25,170
                              2010       $12.491      $13.916        29,715
                              2011       $13.916      $14.313        20,188
                              2012       $14.313      $16.269        16,697
                              2013       $16.269      $17.256        15,361
                              2014       $17.256      $16.969        12,055
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.236      $11.229        82,649
                              2006       $11.229      $13.061       159,527
                              2007       $13.061      $13.329       194,756
                              2008       $13.329      $ 9.222       117,050
                              2009       $ 9.222      $12.301       132,809
                              2010       $12.301      $13.633        99,628
                              2011       $13.633      $13.730        82,878
                              2012       $13.730      $15.213        71,121
                              2013       $15.213      $17.051        61,259
                              2014       $17.051      $17.546        36,842
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.947      $11.905        44,544
                              2006       $11.905      $13.863        93,180
                              2007       $13.863      $14.109       105,800
                              2008       $14.109      $ 8.728        80,914
                              2009       $ 8.728      $10.822        86,092
                              2010       $10.822      $11.836        79,500
                              2011       $11.836      $11.522        67,779
                              2012       $11.522      $12.947        53,038
                              2013       $12.947      $16.334        38,436
                              2014       $16.334      $17.211        17,899

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.515      $12.478       128,442
                              2006       $12.478      $14.906       135,316
                              2007       $14.906      $16.927       133,388
                              2008       $16.927      $ 9.927        82,851
                              2009       $ 9.927      $13.382        90,947
                              2010       $13.382      $14.269        80,136
                              2011       $14.269      $12.543        68,531
                              2012       $12.543      $14.587        57,280
                              2013       $14.587      $17.645        52,803
                              2014       $17.645      $15.424        35,889
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 4.789      $ 5.084       213,137
                              2006       $ 5.084      $ 5.144       181,432
                              2007       $ 5.144      $ 5.918       149,537
                              2008       $ 5.918      $ 2.969       123,611
                              2009       $ 2.969      $ 4.850       120,068
                              2010       $ 4.850      $ 5.718       117,663
                              2011       $ 5.718      $ 5.277       104,536
                              2012       $ 5.277      $ 5.903       192,256
                              2013       $ 5.903      $ 8.137       166,717
                              2014       $ 8.137      $ 8.679       142,221
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $ 7.034      $ 7.447       440,100
                              2006       $ 7.447      $ 7.518       383,772
                              2007       $ 7.518      $ 8.625       296,644
                              2008       $ 8.625      $ 4.317       227,634
                              2009       $ 4.317      $ 7.034       187,725
                              2010       $ 7.034      $ 8.272       177,060
                              2011       $ 8.272      $ 7.617       142,346
                              2012       $ 7.617      $ 8.496       111,289
                              2013       $ 8.496      $11.683        85,773
                              2014       $11.683      $12.430        63,419

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $10.807      $11.940       568,527
                              2006       $11.940      $14.176       510,550
                              2007       $14.176      $15.036       411,673
                              2008       $15.036      $ 8.683       288,797
                              2009       $ 8.683      $11.890       249,899
                              2010       $11.890      $14.297       201,705
                              2011       $14.297      $14.193       145,696
                              2012       $14.193      $16.376       119,104
                              2013       $16.376      $21.628        94,481
                              2014       $21.628      $23.349        66,140
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 6.204      $ 6.642       254,069
                              2006       $ 6.642      $ 6.946       343,531
                              2007       $ 6.946      $ 7.652       289,925
                              2008       $ 7.652      $ 4.328       228,244
                              2009       $ 4.328      $ 5.155       215,170
                              2010       $ 5.155      $ 5.856       180,917
                              2011       $ 5.856      $ 5.305       141,266
                              2012       $ 5.305      $ 6.092             0
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $11.942      $12.230       791,506
                              2006       $12.230      $13.961       748,965
                              2007       $13.961      $13.412       618,232
                              2008       $13.412      $ 8.469       470,835
                              2009       $ 8.469      $10.697       421,550
                              2010       $10.697      $12.173       367,344
                              2011       $12.173      $11.722       278,456
                              2012       $11.722      $13.712       235,063
                              2013       $13.712      $18.296       191,354
                              2014       $18.296      $19.635       157,147
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.796       166,825
                              2007       $10.796      $11.480       126,289
                              2008       $11.480      $ 7.888        95,547
                              2009       $ 7.888      $ 9.955        85,334
                              2010       $ 9.955      $10.728        76,285
                              2011       $10.728      $10.546        58,718
                              2012       $10.546      $11.813        51,782
                              2013       $11.813      $15.018        40,047
                              2014       $15.018      $15.976        32,515

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $10.653      $11.040       443,270
                              2006       $11.040      $12.036       392,454
                              2007       $12.036      $12.300       257,467
                              2008       $12.300      $ 7.688       199,318
                              2009       $ 7.688      $ 9.372       176,333
                              2010       $ 9.372      $10.159       160,374
                              2011       $10.159      $ 9.987       124,511
                              2012       $ 9.987      $11.627        99,236
                              2013       $11.627      $14.956        85,384
                              2014       $14.956      $16.555        71,861
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $13.284        45,944
                              2012       $13.284      $14.685        38,000
                              2013       $14.685      $18.039        29,072
                              2014       $18.039      $19.299        17,617
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.543        96,616
                              2012       $ 9.543      $10.646        75,170
                              2013       $10.646      $12.801        67,798
                              2014       $12.801      $12.653        47,064
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $11.437      $11.945       334,877
                              2006       $11.945      $14.288       298,429
                              2007       $14.288      $15.004       239,980
                              2008       $15.004      $ 8.694       163,772
                              2009       $ 8.694      $ 9.930       148,577
                              2010       $ 9.930      $10.929       136,782
                              2011       $10.929      $11.781             0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $ 8.608        16,712
                              2014       $ 8.608      $ 8.601        14,485

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $ 5.546      $ 5.561       299,040
                              2006       $ 5.561      $ 5.963       249,981
                              2007       $ 5.963      $ 6.093       130,688
                              2008       $ 6.093      $ 4.603        83,936
                              2009       $ 4.603      $ 6.533        67,095
                              2010       $ 6.533      $ 7.065        64,408
                              2011       $ 7.065      $ 7.065        34,051
                              2012       $ 7.065      $ 8.235        27,947
                              2013       $ 8.235      $ 8.489             0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $11.752      $12.336       153,296
                              2006       $12.336      $13.829       145,993
                              2007       $13.829      $13.991        95,324
                              2008       $13.991      $10.123        71,532
                              2009       $10.123      $12.436        61,919
                              2010       $12.436      $13.718        60,826
                              2011       $13.718      $14.590             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.816      $11.450        13,811
                              2006       $11.450      $12.529         9,556
                              2007       $12.529      $13.500        10,547
                              2008       $13.500      $ 9.492        10,297
                              2009       $ 9.492      $12.157        13,868
                              2010       $12.157      $13.646        14,177
                              2011       $13.646      $12.567         9,131
                              2012       $12.567      $13.715         6,997
                              2013       $13.715      $17.378         8,405
                              2014       $17.378      $17.851         5,606
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.125      $12.161        36,429
                              2006       $12.161      $12.551        32,990
                              2007       $12.551      $14.517        32,298
                              2008       $14.517      $ 7.591        18,618
                              2009       $ 7.591      $11.677        16,473
                              2010       $11.677      $14.619        15,429
                              2011       $14.619      $13.034        12,360
                              2012       $13.034      $14.310         6,877
                              2013       $14.310      $19.229         3,291
                              2014       $19.229      $20.369         2,699

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $ 7.965      $ 8.183       709,396
                              2006       $ 8.183      $ 9.274       595,062
                              2007       $ 9.274      $ 9.578       492,564
                              2008       $ 9.578      $ 5.910       398,371
                              2009       $ 5.910      $ 7.328       362,741
                              2010       $ 7.328      $ 8.260       311,330
                              2011       $ 8.260      $ 8.249       224,517
                              2012       $ 8.249      $ 9.373       190,029
                              2013       $ 9.373      $12.129       156,293
                              2014       $12.129      $13.476       118,306
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $ 7.595      $ 8.544       171,227
                              2006       $ 8.544      $10.087       168,602
                              2007       $10.087      $11.910        94,389
                              2008       $11.910      $ 7.796        88,307
                              2009       $ 7.796      $ 9.113        69,594
                              2010       $ 9.113      $ 9.569        52,219
                              2011       $ 9.569      $10.901        36,664
                              2012       $10.901      $12.700        31,376
                              2013       $12.700      $14.684        28,575
                              2014       $14.684      $15.527             0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $ 7.046      $ 8.507       245,674
                              2006       $ 8.507      $ 9.007       264,786
                              2007       $ 9.007      $10.576       186,783
                              2008       $10.576      $ 5.305       125,350
                              2009       $ 5.305      $ 8.823       121,572
                              2010       $ 8.823      $10.911       109,460
                              2011       $10.911      $ 9.918        81,766
                              2012       $ 9.918      $10.888        68,070
                              2013       $10.888      $11.551             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $ 8.008      $ 8.535       252,518
                              2006       $ 8.535      $10.904       237,294
                              2007       $10.904      $12.371       178,454
                              2008       $12.371      $ 6.955       125,491
                              2009       $ 6.955      $ 8.716       113,090
                              2010       $ 8.716      $ 9.170        88,090
                              2011       $ 9.170      $ 8.132        69,940
                              2012       $ 8.132      $ 9.451        53,876
                              2013       $ 9.451      $11.825        44,042
                              2014       $11.825      $10.542        35,238
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $ 6.978      $ 7.306        78,841
                              2006       $ 7.306      $ 8.506        70,261
                              2007       $ 8.506      $ 9.762        55,684
                              2008       $ 9.762      $ 5.381        42,999
                              2009       $ 5.381      $ 5.139             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $13.128      $13.311       435,508
                              2006       $13.311      $13.792       375,191
                              2007       $13.792      $14.343       285,228
                              2008       $14.343      $12.823       196,894
                              2009       $12.823      $15.425       180,131
                              2010       $15.425      $16.540       146,958
                              2011       $16.540      $17.037       110,890
                              2012       $17.037      $19.074        89,254
                              2013       $19.074      $18.914        69,253
                              2014       $18.914      $19.981        49,890
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $10.981      $10.965       516,195
                              2006       $10.965      $11.220       403,667
                              2007       $11.220      $11.344       313,788
                              2008       $11.344      $ 9.461       214,884
                              2009       $ 9.461      $ 9.823       193,256
                              2010       $ 9.823      $ 9.877       159,626
                              2011       $ 9.877      $ 9.954       135,464
                              2012       $ 9.954      $10.089       106,305
                              2013       $10.089      $ 9.933        78,548
                              2014       $ 9.933      $ 9.852        61,703

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $10.151      $10.238       258,659
                              2006       $10.238      $10.509       397,866
                              2007       $10.509      $10.819       408,864
                              2008       $10.819      $10.875       353,062
                              2009       $10.875      $10.699       220,596
                              2010       $10.699      $10.525       209,734
                              2011       $10.525      $10.354       116,554
                              2012       $10.354      $10.185       113,083
                              2013       $10.185      $10.020        94,680
                              2014       $10.020      $ 9.857        52,889
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $ 6.930      $ 8.037       544,766
                              2006       $ 8.037      $ 8.215       491,332
                              2007       $ 8.215      $ 9.634       366,332
                              2008       $ 9.634      $ 4.952       294,237
                              2009       $ 4.952      $ 8.322       282,967
                              2010       $ 8.322      $10.431       237,588
                              2011       $10.431      $ 9.546       184,132
                              2012       $ 9.546      $10.524       138,900
                              2013       $10.524      $15.567       181,376
                              2014       $15.567      $16.146       131,460
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $10.351      $11.003       384,516
                              2006       $11.003      $12.420       369,964
                              2007       $12.420      $13.238       272,252
                              2008       $13.238      $ 9.870       195,211
                              2009       $ 9.870      $11.596       194,709
                              2010       $11.596      $12.147       165,097
                              2011       $12.147      $10.977       130,028
                              2012       $10.977      $11.518       107,192
                              2013       $11.518      $12.259             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.595      $10.967       122,068
                              2006       $10.967      $12.505       117,478
                              2007       $12.505      $11.556        82,802
                              2008       $11.556      $ 6.968        45,439
                              2009       $ 6.968      $ 8.897        45,702
                              2010       $ 8.897      $10.010        42,104
                              2011       $10.010      $ 9.390        28,631
                              2012       $ 9.390      $11.003        19,316
                              2013       $11.003      $14.685        20,462
                              2014       $14.685      $15.995        18,871
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $ 8.223      $ 9.076       525,204
                              2006       $ 9.076      $11.402       527,562
                              2007       $11.402      $12.153       456,420
                              2008       $12.153      $ 6.700       335,933
                              2009       $ 6.700      $ 8.214       283,290
                              2010       $ 8.214      $ 8.890       255,520
                              2011       $ 8.890      $ 7.263       222,210
                              2012       $ 7.263      $ 8.710       179,904
                              2013       $ 8.710      $10.973       134,014
                              2014       $10.973      $10.062       104,235
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.328      $14.032       190,603
                              2006       $14.032      $16.191       185,427
                              2007       $16.191      $13.899       142,662
                              2008       $13.899      $ 8.290        98,564
                              2009       $ 8.290      $10.725        92,690
                              2010       $10.725      $13.291        94,089
                              2011       $13.291      $12.456        75,294
                              2012       $12.456      $14.394        63,633
                              2013       $14.394      $19.767        50,650
                              2014       $19.767      $20.111        42,183

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 5.672      $ 5.897       305,304
                              2006       $ 5.897      $ 6.116       278,355
                              2007       $ 6.116      $ 6.348       220,516
                              2008       $ 6.348      $ 3.932       153,233
                              2009       $ 3.932      $ 6.338       161,313
                              2010       $ 6.338      $ 7.531       149,426
                              2011       $ 7.531      $ 6.086       121,621
                              2012       $ 6.086      $ 6.838       111,388
                              2013       $ 6.838      $ 9.667        97,180
                              2014       $ 9.667      $10.433        77,417
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $ 9.367      $12.334       214,581
                              2006       $12.334      $16.640       193,417
                              2007       $16.640      $22.986       155,076
                              2008       $22.986      $ 9.807       108,031
                              2009       $ 9.807      $16.384       118,344
                              2010       $16.384      $19.182       118,905
                              2011       $19.182      $15.431        77,373
                              2012       $15.431      $18.206        59,419
                              2013       $18.206      $17.725        54,815
                              2014       $17.725      $16.652        42,197
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $16.651        23,312
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $ 8.496      $ 9.282       132,746
                              2006       $ 9.282      $11.426       127,491
                              2007       $11.426      $12.877       116,230
                              2008       $12.877      $ 7.014        73,579
                              2009       $ 7.014      $ 9.143        77,237
                              2010       $ 9.143      $ 9.505        63,506
                              2011       $ 9.505      $ 9.006        56,184
                              2012       $ 9.006      $10.084        47,794
                              2013       $10.084      $11.501        33,852
                              2014       $11.501      $11.557        33,400

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $13.359        92,017
                              2014       $13.359      $13.403        71,949
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 6.422      $ 7.309       225,147
                              2006       $ 7.309      $ 7.485       247,540
                              2007       $ 7.485      $ 8.975       232,613
                              2008       $ 8.975      $ 4.485       135,377
                              2009       $ 4.485      $ 7.304       108,207
                              2010       $ 7.304      $ 8.828        96,175
                              2011       $ 8.828      $ 8.440        71,382
                              2012       $ 8.440      $ 9.496        34,453
                              2013       $ 9.496      $13.830        29,145
                              2014       $13.830      $14.469        21,777
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.194      $14.103       124,661
                              2006       $14.103      $15.159       142,903
                              2007       $15.159      $18.289       113,842
                              2008       $18.289      $ 9.576        90,481
                              2009       $ 9.576      $14.851        90,009
                              2010       $14.851      $19.329        84,236
                              2011       $19.329      $17.659        59,309
                              2012       $17.659      $18.879        45,692
                              2013       $18.879      $25.531        38,052
                              2014       $25.531      $25.608        27,100
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $21.971      $25.298       142,875
                              2006       $25.298      $34.353       124,320
                              2007       $34.353      $28.020        94,245
                              2008       $28.020      $17.116        60,005
                              2009       $17.116      $21.609        54,187
                              2010       $21.609      $27.625        51,808
                              2011       $27.625      $28.782        40,568
                              2012       $28.782      $32.793        32,699
                              2013       $32.793      $32.919        28,221
                              2014       $32.919      $42.005        24,075



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

       WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 1.6



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $10.334      $10.628        2,054
                              2006       $10.628      $12.224        2,028
                              2007       $12.224      $12.601        1,533
                              2008       $12.601      $ 7.347        1,394
                              2009       $ 7.347      $ 8.693        1,086
                              2010       $ 8.693      $ 9.640        1,086
                              2011       $ 9.640      $10.053        1,086
                              2012       $10.053      $11.588        1,086
                              2013       $11.588      $15.333          357
                              2014       $15.333      $16.475          286
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 9.597      $10.533            0
                              2006       $10.533      $10.228            0
                              2007       $10.228      $11.328            0
                              2008       $11.328      $ 6.393            0
                              2009       $ 6.393      $ 8.351            0
                              2010       $ 8.351      $ 9.425            0
                              2011       $ 9.425      $ 9.356            0
                              2012       $ 9.356      $10.447            0
                              2013       $10.447      $13.735            0
                              2014       $13.735      $15.254            0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 8.181      $ 9.237        1,885
                              2006       $ 9.237      $ 9.024        1,030
                              2007       $ 9.024      $10.078          640
                              2008       $10.078      $ 5.963            0
                              2009       $ 5.963      $ 8.037            0
                              2010       $ 8.037      $ 8.679            0
                              2011       $ 8.679      $ 8.254            0
                              2012       $ 8.254      $ 9.422            0
                              2013       $ 9.422      $12.691            0
                              2014       $12.691      $14.204            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.687      $10.856         907
                              2006       $10.856      $11.673         755
                              2007       $11.673      $11.787         776
                              2008       $11.787      $ 8.879           0
                              2009       $ 8.879      $12.456           0
                              2010       $12.456      $13.870           0
                              2011       $13.870      $14.259           0
                              2012       $14.259      $16.199           0
                              2013       $16.199      $17.173           0
                              2014       $17.173      $16.880           0
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.232      $11.220         876
                              2006       $11.220      $13.044         720
                              2007       $13.044      $13.304         687
                              2008       $13.304      $ 9.201           0
                              2009       $ 9.201      $12.266           0
                              2010       $12.266      $13.587           0
                              2011       $13.587      $13.677           0
                              2012       $13.677      $15.148           0
                              2013       $15.148      $16.969           0
                              2014       $16.969      $17.453           0
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.944      $11.894           0
                              2006       $11.894      $13.843           0
                              2007       $13.843      $14.082           0
                              2008       $14.082      $ 8.707           0
                              2009       $ 8.707      $10.790           0
                              2010       $10.790      $11.796           0
                              2011       $11.796      $11.477           0
                              2012       $11.477      $12.890           0
                              2013       $12.890      $16.254           0
                              2014       $16.254      $17.118           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.511      $12.468         341
                              2006       $12.468      $14.887         158
                              2007       $14.887      $16.897         149
                              2008       $16.897      $ 9.904           0
                              2009       $ 9.904      $13.344           0
                              2010       $13.344      $14.222           0
                              2011       $14.222      $12.496           0
                              2012       $12.496      $14.525           0
                              2013       $14.525      $17.560           0
                              2014       $17.560      $15.342           0
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 7.675      $ 8.144           0
                              2006       $ 8.144      $ 8.236           0
                              2007       $ 8.236      $ 9.470           0
                              2008       $ 9.470      $ 4.749           0
                              2009       $ 4.749      $ 7.754           0
                              2010       $ 7.754      $ 9.136           0
                              2011       $ 9.136      $ 8.428           0
                              2012       $ 8.428      $ 9.423           0
                              2013       $ 9.423      $12.983           0
                              2014       $12.983      $13.841           0
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $ 7.607      $ 8.051           0
                              2006       $ 8.051      $ 8.123           0
                              2007       $ 8.123      $ 9.314           0
                              2008       $ 9.314      $ 4.660           0
                              2009       $ 4.660      $ 7.588           0
                              2010       $ 7.588      $ 8.920           0
                              2011       $ 8.920      $ 8.210           0
                              2012       $ 8.210      $ 9.152           0
                              2013       $ 9.152      $12.579           0
                              2014       $12.579      $13.377           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $10.928      $12.066        3,432
                              2006       $12.066      $14.319        3,405
                              2007       $14.319      $15.181        2,884
                              2008       $15.181      $ 8.762        1,387
                              2009       $ 8.762      $11.992        1,081
                              2010       $11.992      $14.412        1,081
                              2011       $14.412      $14.301        1,081
                              2012       $14.301      $16.492        1,081
                              2013       $16.492      $21.770          357
                              2014       $21.770      $23.490          286
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 9.163      $ 9.805            0
                              2006       $ 9.805      $10.248        1,009
                              2007       $10.248      $11.284        1,094
                              2008       $11.284      $ 6.380            0
                              2009       $ 6.380      $ 7.594            0
                              2010       $ 7.594      $ 8.623            0
                              2011       $ 8.623      $ 7.807            0
                              2012       $ 7.807      $ 8.964            0
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $11.927      $12.208          666
                              2006       $12.208      $13.929        1,106
                              2007       $13.929      $13.374          650
                              2008       $13.374      $ 8.441            0
                              2009       $ 8.441      $10.656            0
                              2010       $10.656      $12.121            0
                              2011       $12.121      $11.666            0
                              2012       $11.666      $13.639            0
                              2013       $13.639      $18.190            0
                              2014       $18.190      $19.511            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.792         1,217
                              2007       $10.792      $11.470           890
                              2008       $11.470      $ 7.878           331
                              2009       $ 7.878      $ 9.937           331
                              2010       $ 9.937      $10.703           331
                              2011       $10.703      $10.516           330
                              2012       $10.516      $11.774           330
                              2013       $11.774      $14.961           330
                              2014       $14.961      $15.907           265
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $ 9.979      $10.337        13,243
                              2006       $10.337      $11.263        11,839
                              2007       $11.263      $11.504        11,267
                              2008       $11.504      $ 7.187         9,206
                              2009       $ 7.187      $ 8.757         8,897
                              2010       $ 8.757      $ 9.488         8,825
                              2011       $ 9.488      $ 9.322         8,825
                              2012       $ 9.322      $10.848         8,825
                              2013       $10.848      $13.947         8,385
                              2014       $13.947      $15.430         7,966
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.650         5,832
                              2012       $12.650      $13.977         5,832
                              2013       $13.977      $17.161         5,975
                              2014       $17.161      $18.350         5,508
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $10.078             0
                              2012       $10.078      $11.236             0
                              2013       $11.236      $13.505             0
                              2014       $13.505      $13.341             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $12.120      $12.652            0
                              2006       $12.652      $15.126            0
                              2007       $15.126      $15.876            0
                              2008       $15.876      $ 9.195            0
                              2009       $ 9.195      $10.497            0
                              2010       $10.497      $11.546            0
                              2011       $11.546      $12.445            0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.650            0
                              2014       $14.650      $14.632            0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $ 9.482      $ 9.502        1,935
                              2006       $ 9.502      $10.184        1,908
                              2007       $10.184      $10.402        1,384
                              2008       $10.402      $ 7.854            0
                              2009       $ 7.854      $11.141            0
                              2010       $11.141      $12.043            0
                              2011       $12.043      $12.036            0
                              2012       $12.036      $14.023            0
                              2013       $14.023      $14.454            0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $11.231      $11.782        7,884
                              2006       $11.782      $13.201        6,802
                              2007       $13.201      $13.349        6,363
                              2008       $13.349      $ 9.654        5,837
                              2009       $ 9.654      $11.854        5,835
                              2010       $11.854      $13.069        5,834
                              2011       $13.069      $13.898            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.813      $11.439            0
                              2006       $11.439      $12.511            0
                              2007       $12.511      $13.474            0
                              2008       $13.474      $ 9.469            0
                              2009       $ 9.469      $12.121            0
                              2010       $12.121      $13.599            0
                              2011       $13.599      $12.518            0
                              2012       $12.518      $13.654            0
                              2013       $13.654      $17.292            0
                              2014       $17.292      $17.755            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.122      $12.148            0
                              2006       $12.148      $12.532            0
                              2007       $12.532      $14.488            0
                              2008       $14.488      $ 7.573            0
                              2009       $ 7.573      $11.642            0
                              2010       $11.642      $14.567            0
                              2011       $14.567      $12.982            0
                              2012       $12.982      $14.246            0
                              2013       $14.246      $19.133            0
                              2014       $19.133      $20.257            0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $ 9.762      $10.024        3,650
                              2006       $10.024      $11.355        2,854
                              2007       $11.355      $11.721        2,041
                              2008       $11.721      $ 7.229            0
                              2009       $ 7.229      $ 8.959            0
                              2010       $ 8.959      $10.093            0
                              2011       $10.093      $10.075            0
                              2012       $10.075      $11.442            0
                              2013       $11.442      $14.799            0
                              2014       $14.799      $16.434            0
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $ 8.556      $ 9.619            0
                              2006       $ 9.619      $11.352            0
                              2007       $11.352      $13.396            0
                              2008       $13.396      $ 8.765            0
                              2009       $ 8.765      $10.240            0
                              2010       $10.240      $10.746            0
                              2011       $10.746      $12.237            0
                              2012       $12.237      $14.249            0
                              2013       $14.249      $16.466            0
                              2014       $16.466      $17.409            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $ 9.523      $11.491             0
                              2006       $11.491      $12.161             0
                              2007       $12.161      $14.273             0
                              2008       $14.273      $ 7.156             0
                              2009       $ 7.156      $11.894             0
                              2010       $11.894      $14.703             0
                              2011       $14.703      $13.357             0
                              2012       $13.357      $14.657             0
                              2013       $14.657      $15.547             0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $10.311      $10.985             0
                              2006       $10.985      $14.027             0
                              2007       $14.027      $15.905             0
                              2008       $15.905      $ 8.937             0
                              2009       $ 8.937      $11.195             0
                              2010       $11.195      $11.772             0
                              2011       $11.772      $10.434             0
                              2012       $10.434      $12.120             0
                              2013       $12.120      $15.158             0
                              2014       $15.158      $13.506             0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $ 9.897      $10.357         1,859
                              2006       $10.357      $12.051         1,094
                              2007       $12.051      $13.824           810
                              2008       $13.824      $ 7.616             0
                              2009       $ 7.616      $ 7.273             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $11.834      $11.993        11,206
                              2006       $11.993      $12.421        11,206
                              2007       $12.421      $12.910        11,206
                              2008       $12.910      $11.536         9,060
                              2009       $11.536      $13.870         6,371
                              2010       $13.870      $14.865         6,371
                              2011       $14.865      $15.304         6,371
                              2012       $15.304      $17.125         6,371
                              2013       $17.125      $16.973             0
                              2014       $16.973      $17.922             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $10.457      $10.437         1,106
                              2006       $10.437      $10.674         1,106
                              2007       $10.674      $10.787         1,106
                              2008       $10.787      $ 8.992           172
                              2009       $ 8.992      $ 9.331           172
                              2010       $ 9.331      $ 9.378           172
                              2011       $ 9.378      $ 9.446           172
                              2012       $ 9.446      $ 9.570           172
                              2013       $ 9.570      $ 9.417           172
                              2014       $ 9.417      $ 9.336           138
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $ 9.753      $ 9.832        17,724
                              2006       $ 9.832      $10.088        17,724
                              2007       $10.088      $10.380        17,724
                              2008       $10.380      $10.429        16,759
                              2009       $10.429      $10.254        16,759
                              2010       $10.254      $10.082        16,759
                              2011       $10.082      $ 9.914        16,759
                              2012       $ 9.914      $ 9.747             0
                              2013       $ 9.747      $ 9.584             0
                              2014       $ 9.584      $ 9.423             0
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $ 9.345      $10.832         4,083
                              2006       $10.832      $11.067         4,068
                              2007       $11.067      $12.973         4,055
                              2008       $12.973      $ 6.664         3,579
                              2009       $ 6.664      $11.194         2,574
                              2010       $11.194      $14.024         2,356
                              2011       $14.024      $12.828         2,356
                              2012       $12.828      $14.136         2,356
                              2013       $14.136      $20.898             0
                              2014       $20.898      $21.665             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $11.282      $11.987         1,137
                              2006       $11.987      $13.524         1,137
                              2007       $13.524      $14.408         1,137
                              2008       $14.408      $10.737             0
                              2009       $10.737      $12.608             0
                              2010       $12.608      $13.201             0
                              2011       $13.201      $11.924             0
                              2012       $11.924      $12.505             0
                              2013       $12.505      $13.307             0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.296      $10.652        13,625
                              2006       $10.652      $12.140        11,492
                              2007       $12.140      $11.213         9,831
                              2008       $11.213      $ 6.758         7,180
                              2009       $ 6.758      $ 8.625         7,180
                              2010       $ 8.625      $ 9.699         7,180
                              2011       $ 9.699      $ 9.093         7,180
                              2012       $ 9.093      $10.650         7,180
                              2013       $10.650      $14.206         7,465
                              2014       $14.206      $15.466         7,230
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $10.719      $11.825           170
                              2006       $11.825      $14.849           161
                              2007       $14.849      $15.818             0
                              2008       $15.818      $ 8.716             0
                              2009       $ 8.716      $10.680             0
                              2010       $10.680      $11.553             0
                              2011       $11.553      $ 9.435             0
                              2012       $ 9.435      $11.308             0
                              2013       $11.308      $14.239             0
                              2014       $14.239      $13.050             0
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.310      $14.007         2,586
                              2006       $14.007      $16.153         2,375
                              2007       $16.153      $13.859         1,394
                              2008       $13.859      $ 8.262             0
                              2009       $ 8.262      $10.684             0
                              2010       $10.684      $13.234             0
                              2011       $13.234      $12.396             0
                              2012       $12.396      $14.318             0
                              2013       $14.318      $19.652             0
                              2014       $19.652      $19.984             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 8.346      $ 8.672         479
                              2006       $ 8.672      $ 8.990           0
                              2007       $ 8.990      $ 9.326           0
                              2008       $ 9.326      $ 5.773           0
                              2009       $ 5.773      $ 9.302           0
                              2010       $ 9.302      $11.048           0
                              2011       $11.048      $ 8.923           0
                              2012       $ 8.923      $10.020           0
                              2013       $10.020      $14.159           0
                              2014       $14.159      $15.274           0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $15.572      $20.494           0
                              2006       $20.494      $27.634          88
                              2007       $27.634      $38.155          79
                              2008       $38.155      $16.270           0
                              2009       $16.270      $27.168           0
                              2010       $27.168      $31.792           0
                              2011       $31.792      $25.563           0
                              2012       $25.563      $30.145           0
                              2013       $30.145      $29.333           0
                              2014       $29.333      $27.544           0
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $18.662           0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $10.752      $11.742           0
                              2006       $11.742      $14.446           0
                              2007       $14.446      $16.273           0
                              2008       $16.273      $ 8.859           0
                              2009       $ 8.859      $11.543           0
                              2010       $11.543      $11.993           0
                              2011       $11.993      $11.358           0
                              2012       $11.358      $12.712           0
                              2013       $12.712      $14.491           0
                              2014       $14.491      $14.553           0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.496           0
                              2014       $14.496      $14.536           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 8.888      $10.111           0
                              2006       $10.111      $10.349           0
                              2007       $10.349      $12.402           0
                              2008       $12.402      $ 6.195           0
                              2009       $ 6.195      $10.084           0
                              2010       $10.084      $12.181           0
                              2011       $12.181      $11.641           0
                              2012       $11.641      $13.089           0
                              2013       $13.089      $19.055           0
                              2014       $19.055      $19.926           0
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.178      $14.077           0
                              2006       $14.077      $15.124           0
                              2007       $15.124      $18.237           0
                              2008       $18.237      $ 9.544           0
                              2009       $ 9.544      $14.794           0
                              2010       $14.794      $19.245           0
                              2011       $19.245      $17.574           0
                              2012       $17.574      $18.778           0
                              2013       $18.778      $25.383           0
                              2014       $25.383      $25.446           0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $18.129      $20.864         385
                              2006       $20.864      $28.318         366
                              2007       $28.318      $23.086           0
                              2008       $23.086      $14.095           0
                              2009       $14.095      $17.786           0
                              2010       $17.786      $22.726           0
                              2011       $22.726      $23.666           0
                              2012       $23.666      $26.951           0
                              2013       $26.951      $27.041           0
                              2014       $27.041      $34.487           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.63



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $10.323      $10.613        15,491
                              2006       $10.613      $12.203        11,662
                              2007       $12.203      $12.576        11,487
                              2008       $12.576      $ 7.330        11,686
                              2009       $ 7.330      $ 8.670         8,738
                              2010       $ 8.670      $ 9.612         7,608
                              2011       $ 9.612      $10.021         6,085
                              2012       $10.021      $11.548         5,593
                              2013       $11.548      $15.276         5,592
                              2014       $15.276      $16.409         5,592
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 9.587      $10.519         3,791
                              2006       $10.519      $10.211         3,401
                              2007       $10.211      $11.306         3,139
                              2008       $11.306      $ 6.378         1,377
                              2009       $ 6.378      $ 8.329         1,264
                              2010       $ 8.329      $ 9.398         1,246
                              2011       $ 9.398      $ 9.326         1,137
                              2012       $ 9.326      $10.411         1,124
                              2013       $10.411      $13.683         1,124
                              2014       $13.683      $15.192         1,124
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 8.172      $ 9.225         9,131
                              2006       $ 9.225      $ 9.009         9,805
                              2007       $ 9.009      $10.059         8,192
                              2008       $10.059      $ 5.949         7,645
                              2009       $ 5.949      $ 8.017         5,731
                              2010       $ 8.017      $ 8.654         5,384
                              2011       $ 8.654      $ 8.227         3,337
                              2012       $ 8.227      $ 9.390         3,136
                              2013       $ 9.390      $12.643         3,043
                              2014       $12.643      $14.146         2,901

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.685      $10.849            0
                              2006       $10.849      $11.662            0
                              2007       $11.662      $11.773            0
                              2008       $11.773      $ 8.866            0
                              2009       $ 8.866      $12.434          186
                              2010       $12.434      $13.841          184
                              2011       $13.841      $14.225          176
                              2012       $14.225      $16.156          175
                              2013       $16.156      $17.122          177
                              2014       $17.122      $16.824          181
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.230      $11.213            0
                              2006       $11.213      $13.032            0
                              2007       $13.032      $13.288          628
                              2008       $13.288      $ 9.187        1,212
                              2009       $ 9.187      $12.244        1,442
                              2010       $12.244      $13.559        1,476
                              2011       $13.559      $13.645        1,475
                              2012       $13.645      $15.107        1,474
                              2013       $15.107      $16.918        1,464
                              2014       $16.918      $17.395        1,219
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.941      $11.888            0
                              2006       $11.888      $13.832            0
                              2007       $13.832      $14.067          438
                              2008       $14.067      $ 8.695        1,030
                              2009       $ 8.695      $10.772          861
                              2010       $10.772      $11.772          732
                              2011       $11.772      $11.450          618
                              2012       $11.450      $12.856          678
                              2013       $12.856      $16.207          583
                              2014       $16.207      $17.063          331

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.508      $12.462        1,869
                              2006       $12.462      $14.876        1,630
                              2007       $14.876      $16.879        1,423
                              2008       $16.879      $ 9.891            0
                              2009       $ 9.891      $13.322        1,028
                              2010       $13.322      $14.195        1,111
                              2011       $14.195      $12.468        1,156
                              2012       $12.468      $14.488        1,140
                              2013       $14.488      $17.510        1,071
                              2014       $17.510      $15.294        1,147
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 7.667      $ 8.133            0
                              2006       $ 8.133      $ 8.222            0
                              2007       $ 8.222      $ 9.451            0
                              2008       $ 9.451      $ 4.738            0
                              2009       $ 4.738      $ 7.734            0
                              2010       $ 7.734      $ 9.110            0
                              2011       $ 9.110      $ 8.401            0
                              2012       $ 8.401      $ 9.390        3,452
                              2013       $ 9.390      $12.934        3,470
                              2014       $12.934      $13.785        3,423
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $ 7.599      $ 8.040        9,874
                              2006       $ 8.040      $ 8.109        9,872
                              2007       $ 8.109      $ 9.296        7,703
                              2008       $ 9.296      $ 4.649        7,701
                              2009       $ 4.649      $ 7.569        6,913
                              2010       $ 7.569      $ 8.894        6,721
                              2011       $ 8.894      $ 8.184        6,719
                              2012       $ 8.184      $ 9.120        6,717
                              2013       $ 9.120      $12.531        6,716
                              2014       $12.531      $13.323        6,704

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $10.916      $12.050        25,387
                              2006       $12.050      $14.295        21,134
                              2007       $14.295      $15.151        16,691
                              2008       $15.151      $ 8.742        16,685
                              2009       $ 8.742      $11.961        14,628
                              2010       $11.961      $14.371         9,030
                              2011       $14.371      $14.255         7,675
                              2012       $14.255      $16.435         5,658
                              2013       $16.435      $21.688         5,642
                              2014       $21.688      $23.395         5,461
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 9.153      $ 9.792         7,952
                              2006       $ 9.792      $10.231        12,575
                              2007       $10.231      $11.262         6,616
                              2008       $11.262      $ 6.365         6,614
                              2009       $ 6.365      $ 7.575         6,478
                              2010       $ 7.575      $ 8.598         6,466
                              2011       $ 8.598      $ 7.782         6,455
                              2012       $ 7.782      $ 8.935             0
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $11.917      $12.195        11,488
                              2006       $12.195      $13.909        11,055
                              2007       $13.909      $13.351        11,492
                              2008       $13.351      $ 8.424         8,858
                              2009       $ 8.424      $10.631        10,260
                              2010       $10.631      $12.089        10,366
                              2011       $12.089      $11.632        10,344
                              2012       $11.632      $13.595        10,130
                              2013       $13.595      $18.126         9,908
                              2014       $18.126      $19.437         9,501
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.790         7,875
                              2007       $10.790      $11.465         5,636
                              2008       $11.465      $ 7.871         5,804
                              2009       $ 7.871      $ 9.926         6,661
                              2010       $ 9.926      $10.688         6,525
                              2011       $10.688      $10.498         6,138
                              2012       $10.498      $11.750         3,523
                              2013       $11.750      $14.926         3,366
                              2014       $14.926      $15.865         3,275

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $ 9.968      $10.323        12,020
                              2006       $10.323      $11.245         8,315
                              2007       $11.245      $11.482         7,374
                              2008       $11.482      $ 7.170         7,373
                              2009       $ 7.170      $ 8.734         7,372
                              2010       $ 8.734      $ 9.461         2,795
                              2011       $ 9.461      $ 9.293         1,424
                              2012       $ 9.293      $10.811         1,423
                              2013       $10.811      $13.894         1,422
                              2014       $13.894      $15.368         1,421
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.610         1,958
                              2012       $12.610      $13.928         1,951
                              2013       $13.928      $17.096         1,937
                              2014       $17.096      $18.276         1,895
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $10.046         4,047
                              2012       $10.046      $11.197         4,097
                              2013       $11.197      $13.454         4,071
                              2014       $13.454      $13.287         4,049
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $12.107      $12.634         5,810
                              2006       $12.634      $15.101         5,757
                              2007       $15.101      $15.845         5,212
                              2008       $15.845      $ 9.174         4,795
                              2009       $ 9.174      $10.470         4,216
                              2010       $10.470      $11.513         4,025
                              2011       $11.513      $12.409             0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.595           153
                              2014       $14.595      $14.572           165

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $ 9.472      $ 9.489          703
                              2006       $ 9.489      $10.167          726
                              2007       $10.167      $10.382          208
                              2008       $10.382      $ 7.836          195
                              2009       $ 7.836      $11.112          175
                              2010       $11.112      $12.009          166
                              2011       $12.009      $11.998          163
                              2012       $11.998      $13.974          158
                              2013       $13.974      $14.402            0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $11.219      $11.766        4,503
                              2006       $11.766      $13.180        2,039
                              2007       $13.180      $13.323        1,968
                              2008       $13.323      $ 9.632        2,516
                              2009       $ 9.632      $11.824        1,950
                              2010       $11.824      $13.032        1,953
                              2011       $13.032      $13.857            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.810      $11.433            0
                              2006       $11.433      $12.501            0
                              2007       $12.501      $13.459            0
                              2008       $13.459      $ 9.455            0
                              2009       $ 9.455      $12.101          135
                              2010       $12.101      $13.572          133
                              2011       $13.572      $12.489          139
                              2012       $12.489      $13.619          144
                              2013       $13.619      $17.242          125
                              2014       $17.242      $17.698          122
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.119      $12.142            0
                              2006       $12.142      $12.522            0
                              2007       $12.522      $14.472            0
                              2008       $14.472      $ 7.562        1,241
                              2009       $ 7.562      $11.622          887
                              2010       $11.622      $14.538          619
                              2011       $14.538      $12.952          381
                              2012       $12.952      $14.209          500
                              2013       $14.209      $19.077          303
                              2014       $19.077      $20.192          134

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $ 9.752      $10.010        4,534
                              2006       $10.010      $11.336        4,534
                              2007       $11.336      $11.698        2,887
                              2008       $11.698      $ 7.212        2,884
                              2009       $ 7.212      $ 8.936        3,771
                              2010       $ 8.936      $10.064        3,807
                              2011       $10.064      $10.043        3,401
                              2012       $10.043      $11.402        3,079
                              2013       $11.402      $14.743        3,014
                              2014       $14.743      $16.367        2,977
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $ 8.547      $ 9.606        5,683
                              2006       $ 9.606      $11.333        5,683
                              2007       $11.333      $13.369        5,683
                              2008       $13.369      $ 8.745        5,683
                              2009       $ 8.745      $10.214        5,683
                              2010       $10.214      $10.716          893
                              2011       $10.716      $12.198          893
                              2012       $12.198      $14.199          893
                              2013       $14.199      $16.404          893
                              2014       $16.404      $17.342            0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $ 9.513      $11.476          866
                              2006       $11.476      $12.141          866
                              2007       $12.141      $14.245            0
                              2008       $14.245      $ 7.140            0
                              2009       $ 7.140      $11.864            0
                              2010       $11.864      $14.661            0
                              2011       $14.661      $13.315            0
                              2012       $13.315      $14.606            0
                              2013       $14.606      $15.492            0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $10.300      $10.970        1,126
                              2006       $10.970      $14.004        1,660
                              2007       $14.004      $15.874        1,810
                              2008       $15.874      $ 8.917        1,125
                              2009       $ 8.917      $11.166        1,125
                              2010       $11.166      $11.739        1,124
                              2011       $11.739      $10.401          947
                              2012       $10.401      $12.079          947
                              2013       $12.079      $15.101          947
                              2014       $15.101      $13.452          947

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $ 9.886      $10.343         1,463
                              2006       $10.343      $12.031         1,463
                              2007       $12.031      $13.797         1,463
                              2008       $13.797      $ 7.599         1,463
                              2009       $ 7.599      $ 7.256             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $11.822      $11.977        10,151
                              2006       $11.977      $12.400        10,090
                              2007       $12.400      $12.885        11,331
                              2008       $12.885      $11.510         9,330
                              2009       $11.510      $13.835         9,317
                              2010       $13.835      $14.823         8,585
                              2011       $14.823      $15.256         6,192
                              2012       $15.256      $17.066         5,939
                              2013       $17.066      $16.910         6,082
                              2014       $16.910      $17.849         6,041
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $10.446      $10.423        11,670
                              2006       $10.423      $10.657        10,167
                              2007       $10.657      $10.766        10,449
                              2008       $10.766      $ 8.971         6,670
                              2009       $ 8.971      $ 9.308         7,189
                              2010       $ 9.308      $ 9.351         7,793
                              2011       $ 9.351      $ 9.416         6,490
                              2012       $ 9.416      $ 9.537         6,814
                              2013       $ 9.537      $ 9.382         7,276
                              2014       $ 9.382      $ 9.298         7,600
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $ 9.743      $ 9.819        12,525
                              2006       $ 9.819      $10.071         5,342
                              2007       $10.071      $10.359         7,360
                              2008       $10.359      $10.405        16,214
                              2009       $10.405      $10.228        10,813
                              2010       $10.228      $10.054        10,069
                              2011       $10.054      $ 9.883        10,058
                              2012       $ 9.883      $ 9.714        10,182
                              2013       $ 9.714      $ 9.548        10,209
                              2014       $ 9.548      $ 9.385        10,333

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $ 9.335      $10.817        12,458
                              2006       $10.817      $11.049        12,400
                              2007       $11.049      $12.947        12,533
                              2008       $12.947      $ 6.649        11,899
                              2009       $ 6.649      $11.165        10,238
                              2010       $11.165      $13.984         4,243
                              2011       $13.984      $12.787         2,512
                              2012       $12.787      $14.087         2,373
                              2013       $14.087      $20.820         2,068
                              2014       $20.820      $21.577         1,802
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $11.270      $11.971         5,871
                              2006       $11.971      $13.501         3,910
                              2007       $13.501      $14.380         3,809
                              2008       $14.380      $10.713         3,633
                              2009       $10.713      $12.575         1,843
                              2010       $12.575      $13.163         1,670
                              2011       $13.163      $11.886         1,670
                              2012       $11.886      $12.461         1,670
                              2013       $12.461      $13.259             0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.285      $10.638         5,807
                              2006       $10.638      $12.120         3,004
                              2007       $12.120      $11.191         1,823
                              2008       $11.191      $ 6.743         1,921
                              2009       $ 6.743      $ 8.603         2,018
                              2010       $ 8.603      $ 9.671         1,927
                              2011       $ 9.671      $ 9.064         1,912
                              2012       $ 9.064      $10.613         1,719
                              2013       $10.613      $14.153         1,650
                              2014       $14.153      $15.403         1,590
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $10.708      $11.809         8,075
                              2006       $11.809      $14.824         7,607
                              2007       $14.824      $15.787         4,674
                              2008       $15.787      $ 8.696         3,090
                              2009       $ 8.696      $10.653         3,261
                              2010       $10.653      $11.520         3,215
                              2011       $11.520      $ 9.405         3,035
                              2012       $ 9.405      $11.269         3,080
                              2013       $11.269      $14.185         3,035
                              2014       $14.185      $12.997         2,897

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.300      $13.991        5,441
                              2006       $13.991      $16.130        5,302
                              2007       $16.130      $13.836        5,294
                              2008       $13.836      $ 8.246        5,514
                              2009       $ 8.246      $10.660        4,350
                              2010       $10.660      $13.199        3,803
                              2011       $13.199      $12.360        3,457
                              2012       $12.360      $14.272        3,595
                              2013       $14.272      $19.583        3,270
                              2014       $19.583      $19.908        2,934
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 8.337      $ 8.661        7,712
                              2006       $ 8.661      $ 8.975        7,712
                              2007       $ 8.975      $ 9.307        4,619
                              2008       $ 9.307      $ 5.760        4,619
                              2009       $ 5.760      $ 9.279        4,619
                              2010       $ 9.279      $11.016            0
                              2011       $11.016      $ 8.895            0
                              2012       $ 8.895      $ 9.986            0
                              2013       $ 9.986      $14.106            0
                              2014       $14.106      $15.212            0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $15.556      $20.466          798
                              2006       $20.466      $27.588          941
                              2007       $27.588      $38.080           21
                              2008       $38.080      $16.233          325
                              2009       $16.233      $27.099          456
                              2010       $27.099      $31.701          405
                              2011       $31.701      $25.482          374
                              2012       $25.482      $30.041          394
                              2013       $30.041      $29.223          362
                              2014       $29.223      $27.432          335
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $18.587          893
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $10.741      $11.726          543
                              2006       $11.726      $14.422          515
                              2007       $14.422      $16.241          450
                              2008       $16.241      $ 8.839        1,038
                              2009       $ 8.839      $11.513          483
                              2010       $11.513      $11.959          489
                              2011       $11.959      $11.322          496
                              2012       $11.322      $12.668          499
                              2013       $12.668      $14.436          502
                              2014       $14.436      $14.494          375

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.441        1,670
                              2014       $14.441      $14.477        1,670
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 8.878      $10.097          349
                              2006       $10.097      $10.332          348
                              2007       $10.332      $12.378          348
                              2008       $12.378      $ 6.182          347
                              2009       $ 6.182      $10.058          347
                              2010       $10.058      $12.146          346
                              2011       $12.146      $11.604            0
                              2012       $11.604      $13.044            0
                              2013       $13.044      $18.984            0
                              2014       $18.984      $19.845            0
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.168      $14.061        4,235
                              2006       $14.061      $15.103        3,776
                              2007       $15.103      $18.206        3,585
                              2008       $18.206      $ 9.525        2,297
                              2009       $ 9.525      $14.760        1,638
                              2010       $14.760      $19.195        1,485
                              2011       $19.195      $17.523        1,485
                              2012       $17.523      $18.718        1,485
                              2013       $18.718      $25.294        1,485
                              2014       $25.294      $25.349        1,485
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $18.110      $20.836        2,011
                              2006       $20.836      $28.271        1,772
                              2007       $28.271      $23.040        1,558
                              2008       $23.040      $14.063        1,572
                              2009       $14.063      $17.740        1,736
                              2010       $17.740      $22.661        1,667
                              2011       $22.661      $23.592        1,659
                              2012       $23.592      $26.858        1,640
                              2013       $26.858      $26.939        1,650
                              2014       $26.939      $34.347        1,625



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                       DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.64



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $10.320      $10.608        20,013
                              2006       $10.608      $12.197        15,426
                              2007       $12.197      $12.568        14,687
                              2008       $12.568      $ 7.325        11,295
                              2009       $ 7.325      $ 8.663        10,844
                              2010       $ 8.663      $ 9.603        10,456
                              2011       $ 9.603      $10.011         4,444
                              2012       $10.011      $11.534         4,028
                              2013       $11.534      $15.257         4,026
                              2014       $15.257      $16.386         4,025
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 9.583      $10.514         4,298
                              2006       $10.514      $10.205         4,540
                              2007       $10.205      $11.298         2,305
                              2008       $11.298      $ 6.373         1,836
                              2009       $ 6.373      $ 8.322         1,859
                              2010       $ 8.322      $ 9.389         1,427
                              2011       $ 9.389      $ 9.317         1,407
                              2012       $ 9.317      $10.399         1,343
                              2013       $10.399      $13.666         1,400
                              2014       $13.666      $15.171         1,373
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 8.169      $ 9.220         8,807
                              2006       $ 9.220      $ 9.004         9,423
                              2007       $ 9.004      $10.052         6,975
                              2008       $10.052      $ 5.945         6,776
                              2009       $ 5.945      $ 8.010         5,059
                              2010       $ 8.010      $ 8.646           518
                              2011       $ 8.646      $ 8.219           415
                              2012       $ 8.219      $ 9.379           203
                              2013       $ 9.379      $12.627             0
                              2014       $12.627      $14.127             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.685      $10.850          829
                              2006       $10.850      $11.662          783
                              2007       $11.662      $11.771          115
                              2008       $11.771      $ 8.864            0
                              2009       $ 8.864      $12.430            0
                              2010       $12.430      $13.835            0
                              2011       $13.835      $14.217            0
                              2012       $14.217      $16.146            0
                              2013       $16.146      $17.109            0
                              2014       $17.109      $16.810            0
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.229      $11.212        1,869
                              2006       $11.212      $13.029        7,221
                              2007       $13.029      $13.284        4,552
                              2008       $13.284      $ 9.183        1,557
                              2009       $ 9.183      $12.238          640
                              2010       $12.238      $13.551          655
                              2011       $13.551      $13.635          668
                              2012       $13.635      $15.095          636
                              2013       $15.095      $16.902          651
                              2014       $16.902      $17.378          711
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.941      $11.886            0
                              2006       $11.886      $13.829          767
                              2007       $13.829      $14.062        1,414
                              2008       $14.062      $ 8.691        1,419
                              2009       $ 8.691      $10.766          789
                              2010       $10.766      $11.764          788
                              2011       $11.764      $11.441          787
                              2012       $11.441      $12.845            0
                              2013       $12.845      $16.191            0
                              2014       $16.191      $17.045            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.508      $12.459         4,171
                              2006       $12.459      $14.871         4,702
                              2007       $14.871      $16.872         4,659
                              2008       $16.872      $ 9.886         2,110
                              2009       $ 9.886      $13.314           571
                              2010       $13.314      $14.184           572
                              2011       $14.184      $12.457           587
                              2012       $12.457      $14.474           601
                              2013       $14.474      $17.492           599
                              2014       $17.492      $15.277           611
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 7.664      $ 8.130         1,673
                              2006       $ 8.130      $ 8.218           154
                              2007       $ 8.218      $ 9.445           153
                              2008       $ 9.445      $ 4.735           914
                              2009       $ 4.735      $ 7.727         1,054
                              2010       $ 7.727      $ 9.101           926
                              2011       $ 9.101      $ 8.392           903
                              2012       $ 8.392      $ 9.380         1,872
                              2013       $ 9.380      $12.918         1,701
                              2014       $12.918      $13.766         1,628
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $ 7.596      $ 8.036        12,138
                              2006       $ 8.036      $ 8.105         9,379
                              2007       $ 8.105      $ 9.290         6,379
                              2008       $ 9.290      $ 4.646         4,525
                              2009       $ 4.646      $ 7.562         3,012
                              2010       $ 7.562      $ 8.886         2,688
                              2011       $ 8.886      $ 8.175         2,607
                              2012       $ 8.175      $ 9.110         2,426
                              2013       $ 9.110      $12.516         2,375
                              2014       $12.516      $13.305         2,330

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $10.912      $12.044        21,538
                              2006       $12.044      $14.287        16,231
                              2007       $14.287      $15.141         9,657
                              2008       $15.141      $ 8.736         4,445
                              2009       $ 8.736      $11.951         4,031
                              2010       $11.951      $14.357         1,960
                              2011       $14.357      $14.240         1,716
                              2012       $14.240      $16.416         1,673
                              2013       $16.416      $21.661         1,630
                              2014       $21.661      $23.363         1,611
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 9.150      $ 9.787         7,039
                              2006       $ 9.787      $10.225         8,346
                              2007       $10.225      $11.255         5,620
                              2008       $11.255      $ 6.360         4,446
                              2009       $ 6.360      $ 7.568         4,449
                              2010       $ 7.568      $ 8.590         1,030
                              2011       $ 8.590      $ 7.774         1,039
                              2012       $ 7.774      $ 8.925             0
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $11.914      $12.190        20,882
                              2006       $12.190      $13.903        17,296
                              2007       $13.903      $13.343        12,862
                              2008       $13.343      $ 8.418         7,958
                              2009       $ 8.418      $10.623         7,972
                              2010       $10.623      $12.079         3,945
                              2011       $12.079      $11.621         3,959
                              2012       $11.621      $13.581         3,863
                              2013       $13.581      $18.105         3,655
                              2014       $18.105      $19.412         3,567
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.789         3,309
                              2007       $10.789      $11.463         3,060
                              2008       $11.463      $ 7.869         2,764
                              2009       $ 7.869      $ 9.922         2,762
                              2010       $ 9.922      $10.683         2,410
                              2011       $10.683      $10.492         2,409
                              2012       $10.492      $11.742         2,408
                              2013       $11.742      $14.915         2,260
                              2014       $14.915      $15.852         1,440

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $ 9.965      $10.318        13,103
                              2006       $10.318      $11.238        10,111
                              2007       $11.238      $11.474         8,716
                              2008       $11.474      $ 7.165         4,412
                              2009       $ 7.165      $ 8.727         2,290
                              2010       $ 8.727      $ 9.452         2,301
                              2011       $ 9.452      $ 9.283           561
                              2012       $ 9.283      $10.798           515
                              2013       $10.798      $13.877           466
                              2014       $13.877      $15.347           433
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.597         2,075
                              2012       $12.597      $13.912           648
                              2013       $13.912      $17.075           647
                              2014       $17.075      $18.251           646
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $10.035         1,070
                              2012       $10.035      $11.184           744
                              2013       $11.184      $13.437           660
                              2014       $13.437      $13.269           663
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $12.103      $12.629        11,424
                              2006       $12.629      $15.093         5,318
                              2007       $15.093      $15.834         3,821
                              2008       $15.834      $ 9.167         3,213
                              2009       $ 9.167      $10.461         1,730
                              2010       $10.461      $11.502         1,413
                              2011       $11.502      $12.396             0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.577         1,584
                              2014       $14.577      $14.553           766

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $ 9.469      $ 9.485        2,733
                              2006       $ 9.485      $10.161        3,023
                              2007       $10.161      $10.375        1,985
                              2008       $10.375      $ 7.831        1,568
                              2009       $ 7.831      $11.103        2,394
                              2010       $11.103      $11.997        1,517
                              2011       $11.997      $11.986        1,508
                              2012       $11.986      $13.958        1,493
                              2013       $13.958      $14.385            0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $11.215      $11.761        5,691
                              2006       $11.761      $13.172        5,332
                              2007       $13.172      $13.315        5,260
                              2008       $13.315      $ 9.625        4,724
                              2009       $ 9.625      $11.814        4,208
                              2010       $11.814      $13.019        2,077
                              2011       $13.019      $13.843            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.810      $11.432          326
                              2006       $11.432      $12.498          695
                              2007       $12.498      $13.454            0
                              2008       $13.454      $ 9.451            0
                              2009       $ 9.451      $12.094        1,454
                              2010       $12.094      $13.563        1,453
                              2011       $13.563      $12.479        1,451
                              2012       $12.479      $13.607            0
                              2013       $13.607      $17.225            0
                              2014       $17.225      $17.679            0
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.119      $12.141        1,287
                              2006       $12.141      $12.519            0
                              2007       $12.519      $14.468            0
                              2008       $14.468      $ 7.559            0
                              2009       $ 7.559      $11.616            0
                              2010       $11.616      $14.529            0
                              2011       $14.529      $12.943            0
                              2012       $12.943      $14.198            0
                              2013       $14.198      $19.060            0
                              2014       $19.060      $20.172            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $ 9.749      $10.006        18,778
                              2006       $10.006      $11.330        16,162
                              2007       $11.330      $11.690        14,343
                              2008       $11.690      $ 7.207         8,605
                              2009       $ 7.207      $ 8.928        10,052
                              2010       $ 8.928      $10.054         8,602
                              2011       $10.054      $10.033         1,277
                              2012       $10.033      $11.389         1,275
                              2013       $11.389      $14.725         1,274
                              2014       $14.725      $16.345         1,274
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $ 8.544      $ 9.602         5,806
                              2006       $ 9.602      $11.326         3,821
                              2007       $11.326      $13.361         3,661
                              2008       $13.361      $ 8.738         1,855
                              2009       $ 8.738      $10.205           618
                              2010       $10.205      $10.705           618
                              2011       $10.705      $12.185           618
                              2012       $12.185      $14.183         3,298
                              2013       $14.183      $16.383         3,298
                              2014       $16.383      $17.320             0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $ 9.510      $11.470         4,170
                              2006       $11.470      $12.134           493
                              2007       $12.134      $14.235         2,199
                              2008       $14.235      $ 7.134         1,152
                              2009       $ 7.134      $11.853           491
                              2010       $11.853      $14.647           490
                              2011       $14.647      $13.301           489
                              2012       $13.301      $14.589           489
                              2013       $14.589      $15.474             0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $10.296      $10.965           355
                              2006       $10.965      $13.996           683
                              2007       $13.996      $15.864           355
                              2008       $15.864      $ 8.910           349
                              2009       $ 8.910      $11.157           349
                              2010       $11.157      $11.728           144
                              2011       $11.728      $10.390           144
                              2012       $10.390      $12.065           144
                              2013       $12.065      $15.082           143
                              2014       $15.082      $13.433           143

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $ 9.882      $10.338         2,373
                              2006       $10.338      $12.025           630
                              2007       $12.025      $13.788         1,951
                              2008       $13.788      $ 7.593           700
                              2009       $ 7.593      $ 7.250             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $11.817      $11.971        21,142
                              2006       $11.971      $12.394        10,742
                              2007       $12.394      $12.877         7,485
                              2008       $12.877      $11.501         4,420
                              2009       $11.501      $13.823         3,776
                              2010       $13.823      $14.809         3,326
                              2011       $14.809      $15.240         1,270
                              2012       $15.240      $17.047         1,071
                              2013       $17.047      $16.889         1,256
                              2014       $16.889      $17.825         1,305
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $10.443      $10.418        24,259
                              2006       $10.418      $10.651        15,161
                              2007       $10.651      $10.759        14,235
                              2008       $10.759      $ 8.965        12,585
                              2009       $ 8.965      $ 9.300        11,546
                              2010       $ 9.300      $ 9.342        11,061
                              2011       $ 9.342      $ 9.406         7,476
                              2012       $ 9.406      $ 9.526         1,827
                              2013       $ 9.526      $ 9.370         2,095
                              2014       $ 9.370      $ 9.286         2,339
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $ 9.739      $ 9.814        20,227
                              2006       $ 9.814      $10.066        12,845
                              2007       $10.066      $10.353        20,653
                              2008       $10.353      $10.397        10,089
                              2009       $10.397      $10.219         8,980
                              2010       $10.219      $10.044         7,233
                              2011       $10.044      $ 9.872         7,186
                              2012       $ 9.872      $ 9.702         1,772
                              2013       $ 9.702      $ 9.536         1,853
                              2014       $ 9.536      $ 9.372         1,901

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $ 9.332      $10.813        18,339
                              2006       $10.813      $11.043        11,746
                              2007       $11.043      $12.939         8,590
                              2008       $12.939      $ 6.644         5,871
                              2009       $ 6.644      $11.156         4,963
                              2010       $11.156      $13.971         4,216
                              2011       $13.971      $12.774         3,747
                              2012       $12.774      $14.071         3,743
                              2013       $14.071      $20.794         4,059
                              2014       $20.794      $21.548         2,825
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $11.266      $11.965        13,441
                              2006       $11.965      $13.494         8,462
                              2007       $13.494      $14.370         7,569
                              2008       $14.370      $10.704         6,395
                              2009       $10.704      $12.565         5,358
                              2010       $12.565      $13.150         1,415
                              2011       $13.150      $11.873         1,126
                              2012       $11.873      $12.447           531
                              2013       $12.447      $13.244             0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.282      $10.633         3,019
                              2006       $10.633      $12.113         2,503
                              2007       $12.113      $11.184         2,042
                              2008       $11.184      $ 6.738         1,492
                              2009       $ 6.738      $ 8.595           854
                              2010       $ 8.595      $ 9.662           329
                              2011       $ 9.662      $ 9.055             0
                              2012       $ 9.055      $10.601             0
                              2013       $10.601      $14.135             0
                              2014       $14.135      $15.382             0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $10.704      $11.803         5,061
                              2006       $11.803      $14.816         4,747
                              2007       $14.816      $15.777         2,651
                              2008       $15.777      $ 8.690         2,619
                              2009       $ 8.690      $10.644         2,814
                              2010       $10.644      $11.509         2,431
                              2011       $11.509      $ 9.395         2,418
                              2012       $ 9.395      $11.256         2,564
                              2013       $11.256      $14.168         2,538
                              2014       $14.168      $12.979         2,525

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.296      $13.986        2,522
                              2006       $13.986      $16.123        2,697
                              2007       $16.123      $13.828        1,945
                              2008       $13.828      $ 8.240        1,896
                              2009       $ 8.240      $10.652        1,913
                              2010       $10.652      $13.188          704
                              2011       $13.188      $12.348          678
                              2012       $12.348      $14.257          690
                              2013       $14.257      $19.561          673
                              2014       $19.561      $19.883          633
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 8.334      $ 8.657        5,649
                              2006       $ 8.657      $ 8.970        3,493
                              2007       $ 8.970      $ 9.301        1,900
                              2008       $ 9.301      $ 5.756          645
                              2009       $ 5.756      $ 9.271          644
                              2010       $ 9.271      $11.006          643
                              2011       $11.006      $ 8.886          642
                              2012       $ 8.886      $ 9.974          642
                              2013       $ 9.974      $14.089          641
                              2014       $14.089      $15.191          641
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $15.550      $20.457          286
                              2006       $20.457      $27.573          468
                              2007       $27.573      $38.055          823
                              2008       $38.055      $16.221        1,045
                              2009       $16.221      $27.075          721
                              2010       $27.075      $31.671          173
                              2011       $31.671      $25.455          172
                              2012       $25.455      $30.006          181
                              2013       $30.006      $29.186          179
                              2014       $29.186      $27.395          198
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $18.562        3,298
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $10.737      $11.720        3,659
                              2006       $11.720      $14.414        3,554
                              2007       $14.414      $16.231        3,994
                              2008       $16.231      $ 8.832        3,134
                              2009       $ 8.832      $11.504        3,474
                              2010       $11.504      $11.948        1,335
                              2011       $11.948      $11.310        1,359
                              2012       $11.310      $12.653        1,394
                              2013       $12.653      $14.418        1,463
                              2014       $14.418      $14.475        1,528

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.423          531
                              2014       $14.423      $14.457          226
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 8.875      $10.093        7,631
                              2006       $10.093      $10.326        7,231
                              2007       $10.326      $12.370        5,539
                              2008       $12.370      $ 6.177        5,936
                              2009       $ 6.177      $10.050        4,887
                              2010       $10.050      $12.135        1,502
                              2011       $12.135      $11.592        1,512
                              2012       $11.592      $13.029        1,556
                              2013       $13.029      $18.960        1,344
                              2014       $18.960      $19.818        1,276
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.165      $14.056        1,099
                              2006       $14.056      $15.095        1,407
                              2007       $15.095      $18.196          604
                              2008       $18.196      $ 9.519          111
                              2009       $ 9.519      $14.749          763
                              2010       $14.749      $19.179          110
                              2011       $19.179      $17.506          110
                              2012       $17.506      $18.698          110
                              2013       $18.698      $25.265          109
                              2014       $25.265      $25.317          109
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $18.104      $20.826        4,696
                              2006       $20.826      $28.255        4,315
                              2007       $28.255      $23.025        1,559
                              2008       $23.025      $14.052        1,039
                              2009       $14.052      $17.725          973
                              2010       $17.725      $22.639          961
                              2011       $22.639      $23.567          930
                              2012       $23.567      $26.827          868
                              2013       $26.827      $26.906          873
                              2014       $26.906      $34.301          864



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.64% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.68



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $12.853      $13.208        29,082
                              2006       $13.208      $15.179        23,383
                              2007       $15.179      $15.634        20,952
                              2008       $15.634      $ 9.108        21,078
                              2009       $ 9.108      $10.768        15,703
                              2010       $10.768      $11.932        10,624
                              2011       $11.932      $12.434         2,426
                              2012       $12.434      $14.320         1,969
                              2013       $14.320      $18.934         1,328
                              2014       $18.934      $20.328         1,160
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $13.404      $14.700        10,544
                              2006       $14.700      $14.262         7,069
                              2007       $14.262      $15.783         6,696
                              2008       $15.783      $ 8.900         5,612
                              2009       $ 8.900      $11.616         3,665
                              2010       $11.616      $13.100         2,884
                              2011       $13.100      $12.994         2,827
                              2012       $12.994      $14.498         2,791
                              2013       $14.498      $19.045         2,205
                              2014       $19.045      $21.135         2,041
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $11.530      $13.009         7,705
                              2006       $13.009      $12.698        12,062
                              2007       $12.698      $14.171        11,414
                              2008       $14.171      $ 8.377        10,700
                              2009       $ 8.377      $11.283         9,024
                              2010       $11.283      $12.174         4,167
                              2011       $12.174      $11.568         3,988
                              2012       $11.568      $13.196         2,838
                              2013       $13.196      $17.759         1,668
                              2014       $17.759      $19.860         1,614

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.682      $10.840             0
                              2006       $10.840      $11.647             0
                              2007       $11.647      $11.751             0
                              2008       $11.751      $ 8.845             0
                              2009       $ 8.845      $12.399         2,025
                              2010       $12.399      $13.795         2,400
                              2011       $13.795      $14.170         2,061
                              2012       $14.170      $16.085         2,061
                              2013       $16.085      $17.039         2,061
                              2014       $17.039      $16.734         2,044
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.226      $11.204             0
                              2006       $11.204      $13.014             0
                              2007       $13.014      $13.264             0
                              2008       $13.264      $ 9.166             0
                              2009       $ 9.166      $12.209         3,117
                              2010       $12.209      $13.514           886
                              2011       $13.514      $13.592         2,966
                              2012       $13.592      $15.041         2,966
                              2013       $15.041      $16.836         2,966
                              2014       $16.836      $17.302         2,949
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.938      $11.878             0
                              2006       $11.878      $13.814           211
                              2007       $13.814      $14.041           210
                              2008       $14.041      $ 8.674           209
                              2009       $ 8.674      $10.741        31,764
                              2010       $10.741      $11.733        14,308
                              2011       $11.733      $11.406           205
                              2012       $11.406      $12.800           204
                              2013       $12.800      $16.129           203
                              2014       $16.129      $16.972             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.504      $12.450        39,960
                              2006       $12.450      $14.854       120,687
                              2007       $14.854      $16.846       121,035
                              2008       $16.846      $ 9.866       120,919
                              2009       $ 9.866      $13.282        55,671
                              2010       $13.282      $14.145        24,725
                              2011       $14.145      $12.418            93
                              2012       $12.418      $14.423            93
                              2013       $14.423      $17.423            92
                              2014       $17.423      $15.210             0
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $11.022      $11.687           545
                              2006       $11.687      $11.809           545
                              2007       $11.809      $13.567           544
                              2008       $13.567      $ 6.798             0
                              2009       $ 6.798      $11.091             0
                              2010       $11.091      $13.058             0
                              2011       $13.058      $12.036             0
                              2012       $12.036      $13.446        10,548
                              2013       $13.446      $18.511         9,613
                              2014       $18.511      $19.719         8,954
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $10.955      $11.585         8,243
                              2006       $11.585      $11.679         9,841
                              2007       $11.679      $13.382         9,300
                              2008       $13.382      $ 6.689         8,810
                              2009       $ 6.689      $10.884         2,722
                              2010       $10.884      $12.784         2,619
                              2011       $12.784      $11.757         2,224
                              2012       $11.757      $13.096           904
                              2013       $13.096      $17.985           800
                              2014       $17.985      $19.111           570

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $13.857      $15.289        47,142
                              2006       $15.289      $18.129        40,961
                              2007       $18.129      $19.204        16,733
                              2008       $19.204      $11.076        17,153
                              2009       $11.076      $15.146        41,118
                              2010       $15.146      $18.188        24,284
                              2011       $18.188      $18.033        10,399
                              2012       $18.033      $20.780         8,592
                              2013       $20.780      $27.408         7,570
                              2014       $27.408      $29.550         7,325
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $12.023      $12.856        10,091
                              2006       $12.856      $13.425        12,286
                              2007       $13.425      $14.771        11,694
                              2008       $14.771      $ 8.344        13,640
                              2009       $ 8.344      $ 9.925        14,319
                              2010       $ 9.925      $11.260        14,247
                              2011       $11.260      $10.187        13,116
                              2012       $10.187      $11.693             0
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $13.497      $13.804        88,766
                              2006       $13.804      $15.737        29,247
                              2007       $15.737      $15.098        27,637
                              2008       $15.098      $ 9.522        23,102
                              2009       $ 9.522      $12.011        19,376
                              2010       $12.011      $13.651        14,495
                              2011       $13.651      $13.128         6,547
                              2012       $13.128      $15.336         4,363
                              2013       $15.336      $20.437         3,717
                              2014       $20.437      $21.903         3,638
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.786             0
                              2007       $10.786      $11.455             0
                              2008       $11.455      $ 7.861             0
                              2009       $ 7.861      $ 9.907             0
                              2010       $ 9.907      $10.663             0
                              2011       $10.663      $10.468             0
                              2012       $10.468      $11.711             0
                              2013       $11.711      $14.869             0
                              2014       $14.869      $15.797             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $11.353      $11.750        32,668
                              2006       $11.750      $12.794        37,727
                              2007       $12.794      $13.057        37,212
                              2008       $13.057      $ 8.150        39,292
                              2009       $ 8.150      $ 9.923        37,270
                              2010       $ 9.923      $10.742        37,869
                              2011       $10.742      $10.546        34,809
                              2012       $10.546      $12.263        29,386
                              2013       $12.263      $15.753        27,088
                              2014       $15.753      $17.415        25,385
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $13.509         1,100
                              2012       $13.509      $14.914         1,100
                              2013       $14.914      $18.297         1,100
                              2014       $18.297      $19.550         1,100
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $10.363        44,361
                              2012       $10.363      $11.545        43,563
                              2013       $11.545      $13.865        41,065
                              2014       $13.865      $13.687        41,907
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $12.533      $13.073        39,208
                              2006       $13.073      $15.617        38,157
                              2007       $15.617      $16.378        36,245
                              2008       $16.378      $ 9.478        39,186
                              2009       $ 9.478      $10.812        69,961
                              2010       $10.812      $11.883        54,196
                              2011       $11.883      $12.805             0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $19.868         5,623
                              2014       $19.868      $19.827         5,601

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $12.952      $12.969        10,655
                              2006       $12.969      $13.888         7,771
                              2007       $13.888      $14.174         7,890
                              2008       $14.174      $10.694         7,248
                              2009       $10.694      $15.157         6,291
                              2010       $15.157      $16.371         6,144
                              2011       $16.371      $16.349         5,927
                              2012       $16.349      $19.032         5,351
                              2013       $19.032      $19.612             0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $12.061      $12.643            54
                              2006       $12.643      $14.155         1,244
                              2007       $14.155      $14.302         1,001
                              2008       $14.302      $10.335           950
                              2009       $10.335      $12.680         1,102
                              2010       $12.680      $13.968         1,100
                              2011       $13.968      $14.850             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.807      $11.424             0
                              2006       $11.424      $12.484             0
                              2007       $12.484      $13.434             0
                              2008       $13.434      $ 9.433             0
                              2009       $ 9.433      $12.066             0
                              2010       $12.066      $13.526             0
                              2011       $13.526      $12.441             0
                              2012       $12.441      $13.559             0
                              2013       $13.559      $17.159             0
                              2014       $17.159      $17.603             0
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.116      $12.132        26,597
                              2006       $12.132      $12.505        26,597
                              2007       $12.505      $14.445             0
                              2008       $14.445      $ 7.544             0
                              2009       $ 7.544      $11.589             0
                              2010       $11.589      $14.490             0
                              2011       $14.490      $12.902             0
                              2012       $12.902      $14.147             0
                              2013       $14.147      $18.985             0
                              2014       $18.985      $20.085             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $12.287      $12.606       228,608
                              2006       $12.606      $14.268       231,991
                              2007       $14.268      $14.716       231,278
                              2008       $14.716      $ 9.069       153,446
                              2009       $ 9.069      $11.230       140,888
                              2010       $11.230      $12.641       133,752
                              2011       $12.641      $12.609       109,077
                              2012       $12.609      $14.308        90,047
                              2013       $14.308      $18.491        85,159
                              2014       $18.491      $20.518        70,217
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $12.672      $14.235         1,029
                              2006       $14.235      $16.786         1,029
                              2007       $16.786      $19.792         1,029
                              2008       $19.792      $12.940         1,028
                              2009       $12.940      $15.105        45,678
                              2010       $15.105      $15.840        20,714
                              2011       $15.840      $18.023           656
                              2012       $18.023      $20.968           655
                              2013       $20.968      $24.212           655
                              2014       $24.212      $25.592             0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $12.026      $14.500        18,613
                              2006       $14.500      $15.333        16,861
                              2007       $15.333      $17.980        14,694
                              2008       $17.980      $ 9.008        15,022
                              2009       $ 9.008      $14.960        12,548
                              2010       $14.960      $18.478         6,719
                              2011       $18.478      $16.774         1,183
                              2012       $16.774      $18.391         1,125
                              2013       $18.391      $19.503             0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $11.592      $12.340        10,959
                              2006       $12.340      $15.745         7,264
                              2007       $15.745      $17.839         6,865
                              2008       $17.839      $10.016         3,334
                              2009       $10.016      $12.536         2,605
                              2010       $12.536      $13.172         2,614
                              2011       $13.172      $11.665         1,370
                              2012       $11.665      $13.540           592
                              2013       $13.540      $16.919           592
                              2014       $16.919      $15.064           592

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $12.157      $12.712             0
                              2006       $12.712      $14.780             0
                              2007       $14.780      $16.940             0
                              2008       $16.940      $ 9.325             0
                              2009       $ 9.325      $ 8.903             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $11.401      $11.545        53,107
                              2006       $11.545      $11.948        45,648
                              2007       $11.948      $12.408        45,018
                              2008       $12.408      $11.079        40,301
                              2009       $11.079      $13.310        33,255
                              2010       $13.310      $14.253        22,246
                              2011       $14.253      $14.662        18,543
                              2012       $14.662      $16.394        17,003
                              2013       $16.394      $16.235        18,365
                              2014       $16.235      $17.129        17,674
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $10.086      $10.058       141,441
                              2006       $10.058      $10.279       130,042
                              2007       $10.279      $10.379       132,731
                              2008       $10.379      $ 8.645       117,661
                              2009       $ 8.645      $ 8.964       107,668
                              2010       $ 8.964      $ 9.002       101,812
                              2011       $ 9.002      $ 9.060        82,483
                              2012       $ 9.060      $ 9.171        84,375
                              2013       $ 9.171      $ 9.018        84,485
                              2014       $ 9.018      $ 8.933        86,417
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $ 9.711      $ 9.781        50,449
                              2006       $ 9.781      $10.028        55,783
                              2007       $10.028      $10.310       186,312
                              2008       $10.310      $10.350       191,699
                              2009       $10.350      $10.169        33,042
                              2010       $10.169      $ 9.990        12,406
                              2011       $ 9.990      $ 9.815         8,616
                              2012       $ 9.815      $ 9.643         9,351
                              2013       $ 9.643      $ 9.474         2,433
                              2014       $ 9.474      $ 9.307         2,014

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $11.438      $13.248         9,644
                              2006       $13.248      $13.525         8,340
                              2007       $13.525      $15.841         7,331
                              2008       $15.841      $ 8.131         7,995
                              2009       $ 8.131      $13.646         6,417
                              2010       $13.646      $17.083         5,902
                              2011       $17.083      $15.613         4,566
                              2012       $15.613      $17.192         4,612
                              2013       $17.192      $25.396         8,314
                              2014       $25.396      $26.306         8,180
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $12.605      $13.382         5,148
                              2006       $13.382      $15.085         5,337
                              2007       $15.085      $16.058         5,335
                              2008       $16.058      $11.957         2,127
                              2009       $11.957      $14.029         1,963
                              2010       $14.029      $14.678         1,961
                              2011       $14.678      $13.247         1,705
                              2012       $13.247      $13.881         1,704
                              2013       $13.881      $14.768             0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $12.285      $12.700           812
                              2006       $12.700      $14.462           806
                              2007       $14.462      $13.347           865
                              2008       $13.347      $ 8.038           936
                              2009       $ 8.038      $10.250           960
                              2010       $10.250      $11.517           985
                              2011       $11.517      $10.789           903
                              2012       $10.789      $12.626           850
                              2013       $12.626      $16.829           732
                              2014       $16.829      $18.306           702
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $12.247      $13.499         9,962
                              2006       $13.499      $16.937        13,059
                              2007       $16.937      $18.029        12,076
                              2008       $18.029      $ 9.926        12,121
                              2009       $ 9.926      $12.153         9,744
                              2010       $12.153      $13.136         7,134
                              2011       $13.136      $10.719         4,756
                              2012       $10.719      $12.837         3,889
                              2013       $12.837      $16.151         3,008
                              2014       $16.151      $14.791         2,649

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $14.645      $15.399        12,544
                              2006       $15.399      $17.744        11,757
                              2007       $17.744      $15.213        10,947
                              2008       $15.213      $ 9.062         8,029
                              2009       $ 9.062      $11.709         8,516
                              2010       $11.709      $14.491         6,688
                              2011       $14.491      $13.563         2,916
                              2012       $13.563      $15.653         2,279
                              2013       $15.653      $21.467         2,223
                              2014       $21.467      $21.813         2,241
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $11.371      $11.807        47,533
                              2006       $11.807      $12.230        46,247
                              2007       $12.230      $12.676         2,236
                              2008       $12.676      $ 7.841         2,236
                              2009       $ 7.841      $12.624         1,504
                              2010       $12.624      $14.981         1,504
                              2011       $14.981      $12.090         1,690
                              2012       $12.090      $13.566         1,690
                              2013       $13.566      $19.154         1,690
                              2014       $19.154      $20.646         1,680
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $15.794      $20.769        32,078
                              2006       $20.769      $27.982        14,039
                              2007       $27.982      $38.605        13,641
                              2008       $38.605      $16.449        13,712
                              2009       $16.449      $27.444        33,747
                              2010       $27.444      $32.090        17,376
                              2011       $32.090      $25.782         2,753
                              2012       $25.782      $30.379         2,796
                              2013       $30.379      $29.537         5,491
                              2014       $29.537      $27.713         5,985
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $27.420           655
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $12.171      $13.280         7,003
                              2006       $13.280      $16.326         8,711
                              2007       $16.326      $18.376         7,714
                              2008       $18.376      $ 9.996         7,528
                              2009       $ 9.996      $13.014         4,425
                              2010       $13.014      $13.511           605
                              2011       $13.511      $12.784           626
                              2012       $12.784      $14.297           627
                              2013       $14.297      $16.285           642
                              2014       $16.285      $16.342           657

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $16.079         1,555
                              2014       $16.079      $16.111         1,372
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $11.589      $13.174         2,181
                              2006       $13.174      $13.473         2,223
                              2007       $13.473      $16.134         2,109
                              2008       $16.134      $ 8.053         1,648
                              2009       $ 8.053      $13.097         1,464
                              2010       $13.097      $15.808         1,413
                              2011       $15.808      $15.095         1,009
                              2012       $15.095      $16.960         1,051
                              2013       $16.960      $24.670           916
                              2014       $24.670      $25.776           875
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $14.445      $16.684         8,638
                              2006       $16.684      $17.910         7,873
                              2007       $17.910      $21.580         7,228
                              2008       $21.580      $11.285         4,399
                              2009       $11.285      $17.478        28,660
                              2010       $17.478      $22.718        14,372
                              2011       $22.718      $20.729         4,248
                              2012       $20.729      $22.132         4,279
                              2013       $22.132      $29.892         3,719
                              2014       $29.892      $29.942         3,797
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $16.276      $18.716        17,696
                              2006       $18.716      $25.383         7,888
                              2007       $25.383      $20.676         7,778
                              2008       $20.676      $12.613         8,019
                              2009       $12.613      $15.904         8,245
                              2010       $15.904      $20.305         5,127
                              2011       $20.305      $21.128         5,984
                              2012       $21.128      $24.041         5,246
                              2013       $24.041      $24.102         5,528
                              2014       $24.102      $30.715         5,147



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                      INCOME BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.7



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $10.298      $10.580        6,683
                              2006       $10.580      $12.156        6,169
                              2007       $12.156      $12.519        2,660
                              2008       $12.519      $ 7.291        1,891
                              2009       $ 7.291      $ 8.619        1,891
                              2010       $ 8.619      $ 9.548        1,891
                              2011       $ 9.548      $ 9.948        1,891
                              2012       $ 9.948      $11.455        1,891
                              2013       $11.455      $15.142        1,891
                              2014       $15.142      $16.254            0
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 9.563      $10.486          291
                              2006       $10.486      $10.171          290
                              2007       $10.171      $11.254          290
                              2008       $11.254      $ 6.345          290
                              2009       $ 6.345      $ 8.280            0
                              2010       $ 8.280      $ 9.335            0
                              2011       $ 9.335      $ 9.258            0
                              2012       $ 9.258      $10.327            0
                              2013       $10.327      $13.564            0
                              2014       $13.564      $15.049            0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 8.152      $ 9.195        2,348
                              2006       $ 9.195      $ 8.974        2,347
                              2007       $ 8.974      $10.013        2,346
                              2008       $10.013      $ 5.918        2,346
                              2009       $ 5.918      $ 7.969        2,344
                              2010       $ 7.969      $ 8.596        2,344
                              2011       $ 8.596      $ 8.167        2,343
                              2012       $ 8.167      $ 9.314        2,342
                              2013       $ 9.314      $12.533        2,397
                              2014       $12.533      $14.013          352

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.680      $10.836            0
                              2006       $10.836      $11.640            0
                              2007       $11.640      $11.742            0
                              2008       $11.742      $ 8.836            0
                              2009       $ 8.836      $12.385            0
                              2010       $12.385      $13.776            0
                              2011       $13.776      $14.148            0
                              2012       $14.148      $16.058            0
                              2013       $16.058      $17.006            0
                              2014       $17.006      $16.698            0
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.224      $11.200            0
                              2006       $11.200      $13.007        2,687
                              2007       $13.007      $13.254            0
                              2008       $13.254      $ 9.157            0
                              2009       $ 9.157      $12.195            0
                              2010       $12.195      $13.495            0
                              2011       $13.495      $13.571            0
                              2012       $13.571      $15.015            0
                              2013       $15.015      $16.803            0
                              2014       $16.803      $17.265            0
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.936      $11.874            0
                              2006       $11.874      $13.806          147
                              2007       $13.806      $14.030            0
                              2008       $14.030      $ 8.666            0
                              2009       $ 8.666      $10.729            0
                              2010       $10.729      $11.717            0
                              2011       $11.717      $11.389            0
                              2012       $11.389      $12.778            0
                              2013       $12.778      $16.097            0
                              2014       $16.097      $16.936            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.503      $12.447        1,694
                              2006       $12.447      $14.847        1,694
                              2007       $14.847      $16.835        1,694
                              2008       $16.835      $ 9.858        1,694
                              2009       $ 9.858      $13.268        1,694
                              2010       $13.268      $14.127        1,694
                              2011       $14.127      $12.400        1,694
                              2012       $12.400      $14.399        1,694
                              2013       $14.399      $17.391        1,694
                              2014       $17.391      $15.179            0
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 7.648      $ 8.107            0
                              2006       $ 8.107      $ 8.191            0
                              2007       $ 8.191      $ 9.408            0
                              2008       $ 9.408      $ 4.713            0
                              2009       $ 4.713      $ 7.688            0
                              2010       $ 7.688      $ 9.049            0
                              2011       $ 9.049      $ 8.339            0
                              2012       $ 8.339      $ 9.315          181
                              2013       $ 9.315      $12.821            0
                              2014       $12.821      $13.655            0
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $ 7.580      $ 8.014        7,843
                              2006       $ 8.014      $ 8.078        5,346
                              2007       $ 8.078      $ 9.254        4,888
                              2008       $ 9.254      $ 4.625        4,082
                              2009       $ 4.625      $ 7.524        3,940
                              2010       $ 7.524      $ 8.835        3,937
                              2011       $ 8.835      $ 8.123        2,273
                              2012       $ 8.123      $ 9.047        2,276
                              2013       $ 9.047      $12.422        2,111
                              2014       $12.422      $13.197            0
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $10.889      $12.012        8,279
                              2006       $12.012      $14.240        5,985
                              2007       $14.240      $15.082        4,056
                              2008       $15.082      $ 8.696        3,423
                              2009       $ 8.696      $11.890        2,529
                              2010       $11.890      $14.276        2,481
                              2011       $14.276      $14.151          996
                              2012       $14.151      $16.303          989
                              2013       $16.303      $21.499          919
                              2014       $21.499      $23.174            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 9.131      $ 9.761        3,041
                              2006       $ 9.761      $10.191        4,752
                              2007       $10.191      $11.211        3,519
                              2008       $11.211      $ 6.332        3,518
                              2009       $ 6.332      $ 7.530        3,380
                              2010       $ 7.530      $ 8.541        3,380
                              2011       $ 8.541      $ 7.725          198
                              2012       $ 7.725      $ 8.867            0
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $11.895      $12.163        8,035
                              2006       $12.163      $13.864        6,613
                              2007       $13.864      $13.298        4,689
                              2008       $13.298      $ 8.385        4,769
                              2009       $ 8.385      $10.574        2,590
                              2010       $10.574      $12.016        2,584
                              2011       $12.016      $11.553        1,093
                              2012       $11.553      $13.494        1,091
                              2013       $13.494      $17.979          590
                              2014       $17.979      $19.265          589
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.785        6,184
                              2007       $10.785      $11.451        4,331
                              2008       $11.451      $ 7.857        4,031
                              2009       $ 7.857      $ 9.900        3,344
                              2010       $ 9.900      $10.653        3,344
                              2011       $10.653      $10.457        1,647
                              2012       $10.457      $11.695        1,647
                              2013       $11.695      $14.846        1,647
                              2014       $14.846      $15.769            0
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $ 9.944      $10.290        6,287
                              2006       $10.290      $11.201        6,137
                              2007       $11.201      $11.429        6,134
                              2008       $11.429      $ 7.133        3,375
                              2009       $ 7.133      $ 8.682        3,018
                              2010       $ 8.682      $ 9.398        3,014
                              2011       $ 9.398      $ 9.224        3,011
                              2012       $ 9.224      $10.724        3,008
                              2013       $10.724      $13.773        2,784
                              2014       $13.773      $15.223          901

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.517          462
                              2012       $12.517      $13.816          461
                              2013       $13.816      $16.947            0
                              2014       $16.947      $18.104            0
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.972          203
                              2012       $ 9.972      $11.107          202
                              2013       $11.107      $13.337            0
                              2014       $13.337      $13.162            0
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $12.077      $12.594        2,771
                              2006       $12.594      $15.043        2,980
                              2007       $15.043      $15.772        1,922
                              2008       $15.772      $ 9.126        1,921
                              2009       $ 9.126      $10.407        1,646
                              2010       $10.407      $11.437        1,645
                              2011       $11.437      $12.323            0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.468          984
                              2014       $14.468      $14.435            0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $ 9.449      $ 9.459        3,344
                              2006       $ 9.459      $10.128        1,162
                              2007       $10.128      $10.334        1,162
                              2008       $10.334      $ 7.795        1,161
                              2009       $ 7.795      $11.046        1,078
                              2010       $11.046      $11.929        1,078
                              2011       $11.929      $11.910        1,077
                              2012       $11.910      $13.862        1,077
                              2013       $13.862      $14.283            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $11.191      $11.729          466
                              2006       $11.729      $13.129          619
                              2007       $13.129      $13.263          465
                              2008       $13.263      $ 9.581          464
                              2009       $ 9.581      $11.754          463
                              2010       $11.754      $12.945          462
                              2011       $12.945      $13.762            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.805      $11.420            0
                              2006       $11.420      $12.478            0
                              2007       $12.478      $13.424            0
                              2008       $13.424      $ 9.424            0
                              2009       $ 9.424      $12.053            0
                              2010       $12.053      $13.508            0
                              2011       $13.508      $12.422            0
                              2012       $12.422      $13.536            0
                              2013       $13.536      $17.125            0
                              2014       $17.125      $17.566            0
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.114      $12.128            0
                              2006       $12.128      $12.498            0
                              2007       $12.498      $14.435            0
                              2008       $14.435      $ 7.537            0
                              2009       $ 7.537      $11.576            0
                              2010       $11.576      $14.470            0
                              2011       $14.470      $12.882            0
                              2012       $12.882      $14.123            0
                              2013       $14.123      $18.948            0
                              2014       $18.948      $20.042            0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $ 9.728      $ 9.979        6,281
                              2006       $ 9.979      $11.292        5,813
                              2007       $11.292      $11.644        5,461
                              2008       $11.644      $ 7.174        3,124
                              2009       $ 7.174      $ 8.883        3,123
                              2010       $ 8.883      $ 9.997        3,123
                              2011       $ 9.997      $ 9.970        3,122
                              2012       $ 9.970      $11.310        3,122
                              2013       $11.310      $14.614        3,121
                              2014       $14.614      $16.213        3,121

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $ 8.526      $ 9.576            0
                              2006       $ 9.576      $11.289            0
                              2007       $11.289      $13.308            0
                              2008       $13.308      $ 8.699            0
                              2009       $ 8.699      $10.153            0
                              2010       $10.153      $10.644            0
                              2011       $10.644      $12.109            0
                              2012       $12.109      $14.085            0
                              2013       $14.085      $16.261            0
                              2014       $16.261      $17.186            0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $ 9.490      $11.439        3,314
                              2006       $11.439      $12.094        3,883
                              2007       $12.094      $14.180        3,883
                              2008       $14.180      $ 7.102        3,875
                              2009       $ 7.102      $11.793        3,307
                              2010       $11.793      $14.563        3,307
                              2011       $14.563      $13.217        3,307
                              2012       $13.217      $14.489        3,307
                              2013       $14.489      $15.364            0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $10.274      $10.935        2,704
                              2006       $10.935      $13.950        2,139
                              2007       $13.950      $15.802        2,136
                              2008       $15.802      $ 8.870        1,775
                              2009       $ 8.870      $11.100        1,680
                              2010       $11.100      $11.661        1,684
                              2011       $11.661      $10.325           95
                              2012       $10.325      $11.981           98
                              2013       $11.981      $14.969            0
                              2014       $14.969      $13.325            0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $ 9.862      $10.310          796
                              2006       $10.310      $11.985          545
                              2007       $11.985      $13.734          545
                              2008       $13.734      $ 7.559          545
                              2009       $ 7.559      $ 7.216            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $11.792      $11.939         6,121
                              2006       $11.939      $12.352         5,568
                              2007       $12.352      $12.826         3,826
                              2008       $12.826      $11.449         3,529
                              2009       $11.449      $13.752         2,944
                              2010       $13.752      $14.724         2,951
                              2011       $14.724      $15.144            77
                              2012       $15.144      $16.929            76
                              2013       $16.929      $16.762           154
                              2014       $16.762      $17.681           152
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $10.420      $10.390        12,806
                              2006       $10.390      $10.616        16,086
                              2007       $10.616      $10.717        13,683
                              2008       $10.717      $ 8.924        13,501
                              2009       $ 8.924      $ 9.252        10,704
                              2010       $ 9.252      $ 9.289        10,787
                              2011       $ 9.289      $ 9.347         6,142
                              2012       $ 9.347      $ 9.460         6,142
                              2013       $ 9.460      $ 9.300         5,961
                              2014       $ 9.300      $ 9.210         1,763
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $ 9.719      $ 9.788           776
                              2006       $ 9.788      $10.032           711
                              2007       $10.032      $10.312           710
                              2008       $10.312      $10.350         3,113
                              2009       $10.350      $10.167         1,102
                              2010       $10.167      $ 9.987           704
                              2011       $ 9.987      $ 9.810           318
                              2012       $ 9.810      $ 9.636           314
                              2013       $ 9.636      $ 9.465             0
                              2014       $ 9.465      $ 9.297             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $ 9.312      $10.783        6,982
                              2006       $10.783      $11.006        6,982
                              2007       $11.006      $12.888        6,969
                              2008       $12.888      $ 6.614        2,619
                              2009       $ 6.614      $11.099        2,602
                              2010       $11.099      $13.891        2,593
                              2011       $13.891      $12.693        2,583
                              2012       $12.693      $13.974        2,592
                              2013       $13.974      $20.638        5,865
                              2014       $20.638      $21.373        3,779
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $11.242      $11.933        3,230
                              2006       $11.933      $13.449        3,018
                              2007       $13.449      $14.314          757
                              2008       $14.314      $10.656          502
                              2009       $10.656      $12.500          500
                              2010       $12.500      $13.075          475
                              2011       $13.075      $11.799          474
                              2012       $11.799      $12.361          474
                              2013       $12.361      $13.150            0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.260      $10.604        4,315
                              2006       $10.604      $12.073        4,300
                              2007       $12.073      $11.140        4,266
                              2008       $11.140      $ 6.707        4,377
                              2009       $ 6.707      $ 8.551        4,395
                              2010       $ 8.551      $ 9.607        4,366
                              2011       $ 9.607      $ 8.998        3,196
                              2012       $ 8.998      $10.528        3,184
                              2013       $10.528      $14.029        3,002
                              2014       $14.029      $15.258        3,002
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $10.681      $11.771        6,993
                              2006       $11.771      $14.767        7,449
                              2007       $14.767      $15.715        4,871
                              2008       $15.715      $ 8.651        4,125
                              2009       $ 8.651      $10.589        3,554
                              2010       $10.589      $11.443        3,616
                              2011       $11.443      $ 9.336        2,631
                              2012       $ 9.336      $11.179        2,630
                              2013       $11.179      $14.061        2,075
                              2014       $14.061      $12.874        2,075
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.275      $13.956          930
                              2006       $13.956      $16.078        1,218
                              2007       $16.078      $13.781          347
                              2008       $13.781      $ 8.207          326
                              2009       $ 8.207      $10.603          329
                              2010       $10.603      $13.120          285
                              2011       $13.120      $12.277            0
                              2012       $12.277      $14.166            0
                              2013       $14.166      $19.424            0
                              2014       $19.424      $19.733            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 8.316      $ 8.633        2,354
                              2006       $ 8.633      $ 8.940        2,352
                              2007       $ 8.940      $ 9.265        2,350
                              2008       $ 9.265      $ 5.730        2,000
                              2009       $ 5.730      $ 9.223        1,999
                              2010       $ 9.223      $10.943        1,998
                              2011       $10.943      $ 8.830        1,184
                              2012       $ 8.830      $ 9.905        1,183
                              2013       $ 9.905      $13.983        1,183
                              2014       $13.983      $15.068          381
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $15.517      $20.401          918
                              2006       $20.401      $27.481          918
                              2007       $27.481      $37.906          709
                              2008       $37.906      $16.148          709
                              2009       $16.148      $26.937          709
                              2010       $26.937      $31.491          709
                              2011       $31.491      $25.295            0
                              2012       $25.295      $29.799            0
                              2013       $29.799      $28.968            0
                              2014       $28.968      $27.173            0
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $18.411            0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $10.714      $11.689          200
                              2006       $11.689      $14.366            0
                              2007       $14.366      $16.167            0
                              2008       $16.167      $ 8.792            0
                              2009       $ 8.792      $11.445            0
                              2010       $11.445      $11.880            0
                              2011       $11.880      $11.239            0
                              2012       $11.239      $12.566            0
                              2013       $12.566      $14.310            0
                              2014       $14.310      $14.358            0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.315            0
                              2014       $14.315      $14.341            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 8.856      $10.065            0
                              2006       $10.065      $10.292            0
                              2007       $10.292      $12.321            0
                              2008       $12.321      $ 6.149            0
                              2009       $ 6.149      $ 9.998            0
                              2010       $ 9.998      $12.065            0
                              2011       $12.065      $11.519            0
                              2012       $11.519      $12.939            0
                              2013       $12.939      $18.818            0
                              2014       $18.818      $19.658            0
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.145      $14.025        1,011
                              2006       $14.025      $15.053          657
                              2007       $15.053      $18.134          413
                              2008       $18.134      $ 9.481          275
                              2009       $ 9.481      $14.681          229
                              2010       $14.681      $19.079          191
                              2011       $19.079      $17.405            0
                              2012       $17.405      $18.579            0
                              2013       $18.579      $25.088            0
                              2014       $25.088      $25.126            0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $18.065      $20.770        3,915
                              2006       $20.770      $28.162        2,664
                              2007       $28.162      $22.935        1,381
                              2008       $22.935      $13.989          798
                              2009       $13.989      $17.635          740
                              2010       $17.635      $22.510          740
                              2011       $22.510      $23.418           78
                              2012       $23.418      $26.642           77
                              2013       $26.642      $26.704           77
                              2014       $26.704      $34.023           77



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.73



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $10.287      $10.565        37,836
                              2006       $10.565      $12.136        42,483
                              2007       $12.136      $12.494        38,506
                              2008       $12.494      $ 7.275        30,384
                              2009       $ 7.275      $ 8.597        29,534
                              2010       $ 8.597      $ 9.521        27,054
                              2011       $ 9.521      $ 9.916        26,977
                              2012       $ 9.916      $11.415        26,032
                              2013       $11.415      $15.085        25,692
                              2014       $15.085      $16.188        17,612
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 9.553      $10.472         6,852
                              2006       $10.472      $10.155         1,611
                              2007       $10.155      $11.232         1,097
                              2008       $11.232      $ 6.330           763
                              2009       $ 6.330      $ 8.258           762
                              2010       $ 8.258      $ 9.308           761
                              2011       $ 9.308      $ 9.229           336
                              2012       $ 9.229      $10.291            92
                              2013       $10.291      $13.513             0
                              2014       $13.513      $14.988             0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 8.143      $ 9.183         7,465
                              2006       $ 9.183      $ 8.959         7,356
                              2007       $ 8.959      $ 9.993         6,059
                              2008       $ 9.993      $ 5.904         5,609
                              2009       $ 5.904      $ 7.949         5,474
                              2010       $ 7.949      $ 8.572         5,372
                              2011       $ 8.572      $ 8.141         5,275
                              2012       $ 8.141      $ 9.282         4,318
                              2013       $ 9.282      $12.486         3,911
                              2014       $12.486      $13.956         3,839

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.678      $10.831        1,974
                              2006       $10.831      $11.631        1,974
                              2007       $11.631      $11.729        1,974
                              2008       $11.729      $ 8.824        1,974
                              2009       $ 8.824      $12.363        1,974
                              2010       $12.363      $13.749        1,974
                              2011       $13.749      $14.116        1,974
                              2012       $14.116      $16.016        1,974
                              2013       $16.016      $16.956        1,974
                              2014       $16.956      $16.645        1,974
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.222      $11.194        1,881
                              2006       $11.194      $12.997        3,629
                              2007       $12.997      $13.239        3,629
                              2008       $13.239      $ 9.144        1,881
                              2009       $ 9.144      $12.174        1,881
                              2010       $12.174      $13.468        1,881
                              2011       $13.468      $13.540        1,881
                              2012       $13.540      $14.976        1,881
                              2013       $14.976      $16.754        1,881
                              2014       $16.754      $17.210        1,881
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.934      $11.868            0
                              2006       $11.868      $13.795        2,397
                              2007       $13.795      $14.015        2,467
                              2008       $14.015      $ 8.654          856
                              2009       $ 8.654      $10.711          860
                              2010       $10.711      $11.694          922
                              2011       $11.694      $11.362          877
                              2012       $11.362      $12.745          727
                              2013       $12.745      $16.050            0
                              2014       $16.050      $16.882            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.501      $12.440         3,840
                              2006       $12.440      $14.834         5,261
                              2007       $14.834      $16.815         5,261
                              2008       $16.815      $ 9.843         3,840
                              2009       $ 9.843      $13.245         5,129
                              2010       $13.245      $14.098         5,128
                              2011       $14.098      $12.371         5,126
                              2012       $12.371      $14.360         4,733
                              2013       $14.360      $17.339         4,586
                              2014       $17.339      $15.129         4,586
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 7.640      $ 8.096         1,062
                              2006       $ 8.096      $ 8.177         1,209
                              2007       $ 8.177      $ 9.390             0
                              2008       $ 9.390      $ 4.703             0
                              2009       $ 4.703      $ 7.668             0
                              2010       $ 7.668      $ 9.024             0
                              2011       $ 9.024      $ 8.313             0
                              2012       $ 8.313      $ 9.283         1,805
                              2013       $ 9.283      $12.773         1,805
                              2014       $12.773      $13.599         1,805
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $ 7.572      $ 8.003         8,411
                              2006       $ 8.003      $ 8.065         6,818
                              2007       $ 8.065      $ 9.235         5,354
                              2008       $ 9.235      $ 4.614         4,469
                              2009       $ 4.614      $ 7.504         4,427
                              2010       $ 7.504      $ 8.810         4,088
                              2011       $ 8.810      $ 8.098         4,006
                              2012       $ 8.098      $ 9.016         1,974
                              2013       $ 9.016      $12.375         1,917
                              2014       $12.375      $13.143         1,855
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $10.877      $11.995        15,165
                              2006       $11.995      $14.216         8,240
                              2007       $14.216      $15.052         6,428
                              2008       $15.052      $ 8.677         5,795
                              2009       $ 8.677      $11.860         5,564
                              2010       $11.860      $14.235         4,009
                              2011       $14.235      $14.106         3,869
                              2012       $14.106      $16.246         3,614
                              2013       $16.246      $21.418         3,506
                              2014       $21.418      $23.080         3,401

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 9.121      $ 9.748        10,233
                              2006       $ 9.748      $10.174        10,229
                              2007       $10.174      $11.189         9,132
                              2008       $11.189      $ 6.317         1,993
                              2009       $ 6.317      $ 7.510         1,968
                              2010       $ 7.510      $ 8.516         1,968
                              2011       $ 8.516      $ 7.701         1,968
                              2012       $ 7.701      $ 8.838             0
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $11.885      $12.150        24,574
                              2006       $12.150      $13.844        19,413
                              2007       $13.844      $13.276        17,317
                              2008       $13.276      $ 8.368        16,968
                              2009       $ 8.368      $10.550        16,520
                              2010       $10.550      $11.985        14,874
                              2011       $11.985      $11.520        14,433
                              2012       $11.520      $13.451        12,862
                              2013       $13.451      $17.916        10,553
                              2014       $17.916      $19.192        10,507
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.783         6,376
                              2007       $10.783      $11.446         1,864
                              2008       $11.446      $ 7.850         1,587
                              2009       $ 7.850      $ 9.889         1,529
                              2010       $ 9.889      $10.638         1,529
                              2011       $10.638      $10.439         1,529
                              2012       $10.439      $11.672             0
                              2013       $11.672      $14.812             0
                              2014       $14.812      $15.728             0
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $ 9.933      $10.276         9,307
                              2006       $10.276      $11.183         7,345
                              2007       $11.183      $11.407         5,474
                              2008       $11.407      $ 7.117         5,303
                              2009       $ 7.117      $ 8.660         4,901
                              2010       $ 8.660      $ 9.371         4,448
                              2011       $ 9.371      $ 9.195         4,310
                              2012       $ 9.195      $10.687         4,094
                              2013       $10.687      $13.721         3,937
                              2014       $13.721      $15.161         3,805

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.478           985
                              2012       $12.478      $13.768           985
                              2013       $13.768      $16.883           985
                              2014       $16.883      $18.030           985
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.940         6,122
                              2012       $ 9.940      $11.069         5,985
                              2013       $11.069      $13.286         4,870
                              2014       $13.286      $13.109         4,870
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $12.064      $12.577        10,175
                              2006       $12.577      $15.018         9,256
                              2007       $15.018      $15.742         7,793
                              2008       $15.742      $ 9.105         7,669
                              2009       $ 9.105      $10.381         7,523
                              2010       $10.381      $11.404         6,122
                              2011       $11.404      $12.287             0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.413         2,024
                              2014       $14.413      $14.376         2,024
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $ 9.439      $ 9.446         2,771
                              2006       $ 9.446      $10.111         2,752
                              2007       $10.111      $10.314         2,731
                              2008       $10.314      $ 7.778         2,703
                              2009       $ 7.778      $11.018         2,376
                              2010       $11.018      $11.895         2,024
                              2011       $11.895      $11.873         2,024
                              2012       $11.873      $13.814         2,024
                              2013       $13.814      $14.233             0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $11.179      $11.713         3,586
                              2006       $11.713      $13.107         3,585
                              2007       $13.107      $13.237         1,886
                              2008       $13.237      $ 9.560         1,885
                              2009       $ 9.560      $11.723         1,883
                              2010       $11.723      $12.908         1,881
                              2011       $12.908      $13.721             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.803      $11.414        3,834
                              2006       $11.414      $12.468        3,834
                              2007       $12.468      $13.409        3,834
                              2008       $13.409      $ 9.411        3,834
                              2009       $ 9.411      $12.032        3,834
                              2010       $12.032      $13.481        3,834
                              2011       $13.481      $12.393        3,834
                              2012       $12.393      $13.501        3,834
                              2013       $13.501      $17.076        3,834
                              2014       $17.076      $17.509        3,834
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.112      $12.123          822
                              2006       $12.123      $12.490          822
                              2007       $12.490      $14.421          821
                              2008       $14.421      $ 7.527          821
                              2009       $ 7.527      $11.557          821
                              2010       $11.557      $14.443          820
                              2011       $14.443      $12.854          579
                              2012       $12.854      $14.088          158
                              2013       $14.088      $18.896            0
                              2014       $18.896      $19.980            0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $ 9.718      $ 9.965        9,718
                              2006       $ 9.965      $11.273        6,224
                              2007       $11.273      $11.622        5,545
                              2008       $11.622      $ 7.158        4,505
                              2009       $ 7.158      $ 8.860        4,505
                              2010       $ 8.860      $ 9.968        4,505
                              2011       $ 9.968      $ 9.938        4,505
                              2012       $ 9.938      $11.271        1,661
                              2013       $11.271      $14.559            0
                              2014       $14.559      $16.147            0
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $ 8.516      $ 9.563        5,915
                              2006       $ 9.563      $11.270        5,807
                              2007       $11.270      $13.282        5,707
                              2008       $13.282      $ 8.679        5,700
                              2009       $ 8.679      $10.127        5,761
                              2010       $10.127      $10.614        5,831
                              2011       $10.614      $12.070        5,670
                              2012       $12.070      $14.036        5,578
                              2013       $14.036      $16.200        5,673
                              2014       $16.200      $17.120            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $ 9.480      $11.424        1,110
                              2006       $11.424      $12.074        1,039
                              2007       $12.074      $14.152          933
                              2008       $14.152      $ 7.086          870
                              2009       $ 7.086      $11.763          807
                              2010       $11.763      $14.521          366
                              2011       $14.521      $13.176          366
                              2012       $13.176      $14.439          100
                              2013       $14.439      $15.309            0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $10.264      $10.920        2,830
                              2006       $10.920      $13.927        2,759
                              2007       $13.927      $15.771        2,696
                              2008       $15.771      $ 8.850        2,412
                              2009       $ 8.850      $11.071        2,257
                              2010       $11.071      $11.627        2,122
                              2011       $11.627      $10.292        1,994
                              2012       $10.292      $11.940          202
                              2013       $11.940      $14.913           95
                              2014       $14.913      $13.271            0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $ 9.851      $10.296        1,644
                              2006       $10.296      $11.965        1,642
                              2007       $11.965      $13.707        1,642
                              2008       $13.707      $ 7.542        1,642
                              2009       $ 7.542      $ 7.199            0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $11.780      $11.923        6,781
                              2006       $11.923      $12.332        6,706
                              2007       $12.332      $12.801        5,704
                              2008       $12.801      $11.424        5,585
                              2009       $11.424      $13.717        4,177
                              2010       $13.717      $14.682        4,170
                              2011       $14.682      $15.096        4,163
                              2012       $15.096      $16.871        2,717
                              2013       $16.871      $16.699        2,711
                              2014       $16.699      $17.609        2,705

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $10.409      $10.375         6,052
                              2006       $10.375      $10.598         6,114
                              2007       $10.598      $10.696         7,738
                              2008       $10.696      $ 8.904         7,525
                              2009       $ 8.904      $ 9.228         7,079
                              2010       $ 9.228      $ 9.262         7,105
                              2011       $ 9.262      $ 9.318         7,044
                              2012       $ 9.318      $ 9.427         6,980
                              2013       $ 9.427      $ 9.265         6,233
                              2014       $ 9.265      $ 9.173         6,220
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $ 9.708      $ 9.774        23,530
                              2006       $ 9.774      $10.015        10,784
                              2007       $10.015      $10.292        16,741
                              2008       $10.292      $10.327         1,405
                              2009       $10.327      $10.141           135
                              2010       $10.141      $ 9.958           104
                              2011       $ 9.958      $ 9.779            75
                              2012       $ 9.779      $ 9.602            47
                              2013       $ 9.602      $ 9.429            23
                              2014       $ 9.429      $ 9.259             1
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $ 9.302      $10.769         9,432
                              2006       $10.769      $10.988         9,364
                              2007       $10.988      $12.863         7,084
                              2008       $12.863      $ 6.599         6,900
                              2009       $ 6.599      $11.070         6,411
                              2010       $11.070      $13.851         4,679
                              2011       $13.851      $12.653         4,702
                              2012       $12.653      $13.926         4,778
                              2013       $13.926      $20.561         4,628
                              2014       $20.561      $21.287         4,647
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $11.231      $11.917        22,267
                              2006       $11.917      $13.427        21,407
                              2007       $13.427      $14.286        22,133
                              2008       $14.286      $10.632        21,924
                              2009       $10.632      $12.469        21,478
                              2010       $12.469      $13.038        21,000
                              2011       $13.038      $11.761        21,107
                              2012       $11.761      $12.319        19,325
                              2013       $12.319      $13.103             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.249      $10.590         1,618
                              2006       $10.590      $12.053         1,618
                              2007       $12.053      $11.118         1,618
                              2008       $11.118      $ 6.692           697
                              2009       $ 6.692      $ 8.530           697
                              2010       $ 8.530      $ 9.579           697
                              2011       $ 9.579      $ 8.969           697
                              2012       $ 8.969      $10.491           191
                              2013       $10.491      $13.977             0
                              2014       $13.977      $15.196             0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $10.670      $11.755        11,375
                              2006       $11.755      $14.742        10,224
                              2007       $14.742      $15.684         8,943
                              2008       $15.684      $ 8.631         8,945
                              2009       $ 8.631      $10.562         8,549
                              2010       $10.562      $11.411         8,617
                              2011       $11.411      $ 9.307         8,497
                              2012       $ 9.307      $11.140         8,306
                              2013       $11.140      $14.009         7,338
                              2014       $14.009      $12.822         7,345
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.264      $13.940         6,879
                              2006       $13.940      $16.055         5,110
                              2007       $16.055      $13.758         5,078
                              2008       $13.758      $ 8.191         4,668
                              2009       $ 8.191      $10.578         4,323
                              2010       $10.578      $13.085         4,288
                              2011       $13.085      $12.241         4,046
                              2012       $12.241      $14.121         3,839
                              2013       $14.121      $19.356         3,745
                              2014       $19.356      $19.658         3,721

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 8.307      $ 8.621         2,021
                              2006       $ 8.621      $ 8.926         2,021
                              2007       $ 8.926      $ 9.247         2,011
                              2008       $ 9.247      $ 5.717         1,991
                              2009       $ 5.717      $ 9.200         1,981
                              2010       $ 9.200      $10.912         1,970
                              2011       $10.912      $ 8.802         1,959
                              2012       $ 8.802      $ 9.871           230
                              2013       $ 9.871      $13.930           220
                              2014       $13.930      $15.007           209
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $15.501      $20.374         1,756
                              2006       $20.374      $27.436         2,185
                              2007       $27.436      $37.832         1,670
                              2008       $37.832      $16.111         1,736
                              2009       $16.111      $26.868         1,665
                              2010       $26.868      $31.401         1,646
                              2011       $31.401      $25.215         1,682
                              2012       $25.215      $29.696         1,637
                              2013       $29.696      $28.859         1,312
                              2014       $28.859      $27.063         1,312
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $18.337         5,588
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $10.703      $11.673           747
                              2006       $11.673      $14.342             0
                              2007       $14.342      $16.135             0
                              2008       $16.135      $ 8.773             0
                              2009       $ 8.773      $11.415             0
                              2010       $11.415      $11.846             0
                              2011       $11.846      $11.203             0
                              2012       $11.203      $12.523             0
                              2013       $12.523      $14.256             0
                              2014       $14.256      $14.299             0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.262        18,352
                              2014       $14.262      $14.282        18,461

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 8.847      $10.051        1,090
                              2006       $10.051      $10.275        1,059
                              2007       $10.275      $12.297        1,032
                              2008       $12.297      $ 6.135          736
                              2009       $ 6.135      $ 9.973          736
                              2010       $ 9.973      $12.031          736
                              2011       $12.031      $11.482          736
                              2012       $11.482      $12.895          201
                              2013       $12.895      $18.747            0
                              2014       $18.747      $19.578            0
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.136      $14.010        2,693
                              2006       $14.010      $15.032        2,693
                              2007       $15.032      $18.103        2,693
                              2008       $18.103      $ 9.462        2,231
                              2009       $ 9.462      $14.647        2,231
                              2010       $14.647      $19.029        2,231
                              2011       $19.029      $17.354        2,231
                              2012       $17.354      $18.520        1,362
                              2013       $18.520      $25.001        1,036
                              2014       $25.001      $25.030        1,036
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $18.046      $20.741        3,631
                              2006       $20.741      $28.115        1,978
                              2007       $28.115      $22.890        2,002
                              2008       $22.890      $13.957        1,909
                              2009       $13.957      $17.590        1,552
                              2010       $17.590      $22.446        1,449
                              2011       $22.446      $23.344        1,407
                              2012       $23.344      $26.550        1,292
                              2013       $26.550      $26.604          923
                              2014       $26.604      $33.885          909



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE DEATH
                          BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.74



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $10.283      $10.560        92,313
                              2006       $10.560      $12.129        78,450
                              2007       $12.129      $12.486        47,878
                              2008       $12.486      $ 7.270        49,783
                              2009       $ 7.270      $ 8.589        29,198
                              2010       $ 8.589      $ 9.512        26,242
                              2011       $ 9.512      $ 9.906        22,417
                              2012       $ 9.906      $11.402        19,015
                              2013       $11.402      $15.066        14,088
                              2014       $15.066      $16.166        13,694
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 9.550      $10.467         2,876
                              2006       $10.467      $10.149         1,741
                              2007       $10.149      $11.225         1,181
                              2008       $11.225      $ 6.326         1,080
                              2009       $ 6.326      $ 8.251           952
                              2010       $ 8.251      $ 9.300           951
                              2011       $ 9.300      $ 9.219           950
                              2012       $ 9.219      $10.279             0
                              2013       $10.279      $13.496             0
                              2014       $13.496      $14.967           315
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 8.140      $ 9.179        14,908
                              2006       $ 9.179      $ 8.954        13,695
                              2007       $ 8.954      $ 9.987        21,006
                              2008       $ 9.987      $ 5.900        17,794
                              2009       $ 5.900      $ 7.942         3,521
                              2010       $ 7.942      $ 8.564         3,521
                              2011       $ 8.564      $ 8.133         3,521
                              2012       $ 8.133      $ 9.271           906
                              2013       $ 9.271      $12.470           906
                              2014       $12.470      $13.937         1,096

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.677      $10.830           835
                              2006       $10.830      $11.629           760
                              2007       $11.629      $11.726         2,832
                              2008       $11.726      $ 8.821         2,668
                              2009       $ 8.821      $12.358             0
                              2010       $12.358      $13.741             0
                              2011       $13.741      $14.106             0
                              2012       $14.106      $16.003             0
                              2013       $16.003      $16.941             0
                              2014       $16.941      $16.629             0
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.221      $11.193        19,028
                              2006       $11.193      $12.994        17,847
                              2007       $12.994      $13.235        17,228
                              2008       $13.235      $ 9.140         7,181
                              2009       $ 9.140      $12.167         4,976
                              2010       $12.167      $13.459         4,976
                              2011       $13.459      $13.530         4,976
                              2012       $13.530      $14.963         4,976
                              2013       $14.963      $16.738         4,976
                              2014       $16.738      $17.192         4,976
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.933      $11.867           637
                              2006       $11.867      $13.792         8,217
                              2007       $13.792      $14.011        13,110
                              2008       $14.011      $ 8.651         7,660
                              2009       $ 8.651      $10.705         1,205
                              2010       $10.705      $11.687             0
                              2011       $11.687      $11.354             0
                              2012       $11.354      $12.735           457
                              2013       $12.735      $16.036           456
                              2014       $16.036      $16.865             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.500      $12.438        11,647
                              2006       $12.438      $14.831        14,719
                              2007       $14.831      $16.809        13,984
                              2008       $16.809      $ 9.839         9,961
                              2009       $ 9.839      $13.238         2,943
                              2010       $13.238      $14.089         2,255
                              2011       $14.089      $12.362         1,747
                              2012       $12.362      $14.348         2,025
                              2013       $14.348      $17.323         2,956
                              2014       $17.323      $15.114         2,372
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 7.637      $ 8.093         2,102
                              2006       $ 8.093      $ 8.172         1,714
                              2007       $ 8.172      $ 9.383         1,698
                              2008       $ 9.383      $ 4.699         1,150
                              2009       $ 4.699      $ 7.662         1,150
                              2010       $ 7.662      $ 9.015         1,149
                              2011       $ 9.015      $ 8.304           229
                              2012       $ 8.304      $ 9.272         1,139
                              2013       $ 9.272      $12.757           228
                              2014       $12.757      $13.581           228
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $ 7.570      $ 8.000        20,438
                              2006       $ 8.000      $ 8.060        18,987
                              2007       $ 8.060      $ 9.229        17,641
                              2008       $ 9.229      $ 4.611        16,096
                              2009       $ 4.611      $ 7.498        15,249
                              2010       $ 7.498      $ 8.802        12,288
                              2011       $ 8.802      $ 8.089        12,695
                              2012       $ 8.089      $ 9.005         9,946
                              2013       $ 9.005      $12.360         4,994
                              2014       $12.360      $13.126         4,721

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $10.874      $11.990        47,023
                              2006       $11.990      $14.209        40,603
                              2007       $14.209      $15.042        34,762
                              2008       $15.042      $ 8.670        28,860
                              2009       $ 8.670      $11.850        17,687
                              2010       $11.850      $14.221        17,281
                              2011       $14.221      $14.091        13,718
                              2012       $14.091      $16.228         9,229
                              2013       $16.228      $21.391         9,819
                              2014       $21.391      $23.049         9,562
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 9.118      $ 9.743         3,913
                              2006       $ 9.743      $10.169         5,649
                              2007       $10.169      $11.181         4,266
                              2008       $11.181      $ 6.313         3,240
                              2009       $ 6.313      $ 7.504         2,218
                              2010       $ 7.504      $ 8.508         2,221
                              2011       $ 8.508      $ 7.693         2,105
                              2012       $ 7.693      $ 8.829             0
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $11.882      $12.146        41,048
                              2006       $12.146      $13.838        36,279
                              2007       $13.838      $13.268        32,689
                              2008       $13.268      $ 8.362        30,661
                              2009       $ 8.362      $10.542        22,053
                              2010       $10.542      $11.974        21,851
                              2011       $11.974      $11.509        18,912
                              2012       $11.509      $13.437        18,819
                              2013       $13.437      $17.895        14,006
                              2014       $17.895      $19.168        12,197

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.782         6,336
                              2007       $10.782      $11.444         3,885
                              2008       $11.444      $ 7.848         1,740
                              2009       $ 7.848      $ 9.886         1,638
                              2010       $ 9.886      $10.633         1,637
                              2011       $10.633      $10.433         1,637
                              2012       $10.433      $11.664             0
                              2013       $11.664      $14.801             0
                              2014       $14.801      $15.715             0
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $ 9.930      $10.271        21,417
                              2006       $10.271      $11.176        21,993
                              2007       $11.176      $11.399        17,433
                              2008       $11.399      $ 7.111        12,836
                              2009       $ 7.111      $ 8.653        12,148
                              2010       $ 8.653      $ 9.362        12,145
                              2011       $ 9.362      $ 9.186         5,898
                              2012       $ 9.186      $10.674         4,232
                              2013       $10.674      $13.704         4,230
                              2014       $13.704      $15.141         3,678
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.465         3,782
                              2012       $12.465      $13.753         3,479
                              2013       $13.753      $16.862         4,316
                              2014       $16.862      $18.006         2,554
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.930         6,147
                              2012       $ 9.930      $11.056         6,147
                              2013       $11.056      $13.270         5,585
                              2014       $13.270      $13.091         4,969

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $12.060      $12.571        20,868
                              2006       $12.571      $15.009        18,314
                              2007       $15.009      $15.731        15,829
                              2008       $15.731      $ 9.099        19,142
                              2009       $ 9.099      $10.372         9,411
                              2010       $10.372      $11.393         9,421
                              2011       $11.393      $12.275             0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.395            57
                              2014       $14.395      $14.357            57
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $ 9.435      $ 9.442        11,692
                              2006       $ 9.442      $10.105        10,053
                              2007       $10.105      $10.307         1,605
                              2008       $10.307      $ 7.772         1,027
                              2009       $ 7.772      $11.008           727
                              2010       $11.008      $11.883           721
                              2011       $11.883      $11.860           625
                              2012       $11.860      $13.798            57
                              2013       $13.798      $14.216             0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $11.175      $11.708        12,939
                              2006       $11.708      $13.100        11,722
                              2007       $13.100      $13.228        11,439
                              2008       $13.228      $ 9.553         6,614
                              2009       $ 9.553      $11.713         4,173
                              2010       $11.713      $12.896         3,970
                              2011       $12.896      $13.707             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.802      $11.412             0
                              2006       $11.412      $12.464             0
                              2007       $12.464      $13.404             0
                              2008       $13.404      $ 9.407           293
                              2009       $ 9.407      $12.025           144
                              2010       $12.025      $13.472           141
                              2011       $13.472      $12.383             0
                              2012       $12.383      $13.489             0
                              2013       $13.489      $17.059             0
                              2014       $17.059      $17.491             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.111      $12.120             0
                              2006       $12.120      $12.485             0
                              2007       $12.485      $14.413             0
                              2008       $14.413      $ 7.523             0
                              2009       $ 7.523      $11.549             0
                              2010       $11.549      $14.432             0
                              2011       $14.432      $12.843             0
                              2012       $12.843      $14.074             0
                              2013       $14.074      $18.875             0
                              2014       $18.875      $19.956             0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $ 9.714      $ 9.960        42,193
                              2006       $ 9.960      $11.267        20,801
                              2007       $11.267      $11.614        13,117
                              2008       $11.614      $ 7.153         7,251
                              2009       $ 7.153      $ 8.852         8,943
                              2010       $ 8.852      $ 9.959        10,198
                              2011       $ 9.959      $ 9.928        10,017
                              2012       $ 9.928      $11.258         4,795
                              2013       $11.258      $14.541         2,216
                              2014       $14.541      $16.125         1,169
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $ 8.513      $ 9.558         6,309
                              2006       $ 9.558      $11.264         5,938
                              2007       $11.264      $13.274         5,882
                              2008       $13.274      $ 8.673         6,327
                              2009       $ 8.673      $10.118         5,241
                              2010       $10.118      $10.604         4,582
                              2011       $10.604      $12.058         2,222
                              2012       $12.058      $14.020             0
                              2013       $14.020      $16.179             0
                              2014       $16.179      $17.098             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $ 9.476      $11.418         3,402
                              2006       $11.418      $12.067         3,401
                              2007       $12.067      $14.143         3,979
                              2008       $14.143      $ 7.081         3,994
                              2009       $ 7.081      $11.753         3,993
                              2010       $11.753      $14.508         3,992
                              2011       $14.508      $13.162         3,992
                              2012       $13.162      $14.422         3,991
                              2013       $14.422      $15.291             0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $10.260      $10.915        10,926
                              2006       $10.915      $13.919        14,625
                              2007       $13.919      $15.760         8,998
                              2008       $15.760      $ 8.843         8,963
                              2009       $ 8.843      $11.062         9,744
                              2010       $11.062      $11.616         9,669
                              2011       $11.616      $10.281         8,506
                              2012       $10.281      $11.926         6,066
                              2013       $11.926      $14.894         4,989
                              2014       $14.894      $13.253         4,989
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $ 9.848      $10.291         2,699
                              2006       $10.291      $11.958         3,148
                              2007       $11.958      $13.698         2,851
                              2008       $13.698      $ 7.536           296
                              2009       $ 7.536      $ 7.193             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $11.776      $11.917        43,259
                              2006       $11.917      $12.325        40,886
                              2007       $12.325      $12.793        37,797
                              2008       $12.793      $11.415        34,086
                              2009       $11.415      $13.706        29,058
                              2010       $13.706      $14.668        28,759
                              2011       $14.668      $15.080        23,982
                              2012       $15.080      $16.851        21,948
                              2013       $16.851      $16.678        23,043
                              2014       $16.678      $17.586        21,956

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $10.406      $10.371        16,570
                              2006       $10.371      $10.592        12,428
                              2007       $10.592      $10.689        12,445
                              2008       $10.689      $ 8.897        14,168
                              2009       $ 8.897      $ 9.221        45,998
                              2010       $ 9.221      $ 9.253        45,395
                              2011       $ 9.253      $ 9.308        44,496
                              2012       $ 9.308      $ 9.416        42,860
                              2013       $ 9.416      $ 9.253        42,359
                              2014       $ 9.253      $ 9.161        41,874
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $ 9.705      $ 9.770        20,991
                              2006       $ 9.770      $10.010        13,535
                              2007       $10.010      $10.285         1,471
                              2008       $10.285      $10.319         5,892
                              2009       $10.319      $10.132         5,705
                              2010       $10.132      $ 9.949         5,701
                              2011       $ 9.949      $ 9.769         3,392
                              2012       $ 9.769      $ 9.591         6,847
                              2013       $ 9.591      $ 9.417           302
                              2014       $ 9.417      $ 9.246           302
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $ 9.299      $10.764        17,923
                              2006       $10.764      $10.982         9,355
                              2007       $10.982      $12.855         5,856
                              2008       $12.855      $ 6.594         4,187
                              2009       $ 6.594      $11.061         4,185
                              2010       $11.061      $13.838         5,374
                              2011       $13.838      $12.640         4,596
                              2012       $12.640      $13.909         4,594
                              2013       $13.909      $20.535         8,708
                              2014       $20.535      $21.258         8,032
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $11.227      $11.911        29,015
                              2006       $11.911      $13.419        35,078
                              2007       $13.419      $14.277        30,417
                              2008       $14.277      $10.624        27,567
                              2009       $10.624      $12.458        24,673
                              2010       $12.458      $13.026        23,514
                              2011       $13.026      $11.749        20,910
                              2012       $11.749      $12.304        19,892
                              2013       $12.304      $13.088             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.245      $10.585         1,688
                              2006       $10.585      $12.046         1,058
                              2007       $12.046      $11.111         1,058
                              2008       $11.111      $ 6.687         1,058
                              2009       $ 6.687      $ 8.522         1,058
                              2010       $ 8.522      $ 9.570         1,058
                              2011       $ 9.570      $ 8.960         1,058
                              2012       $ 8.960      $10.479             0
                              2013       $10.479      $13.959             0
                              2014       $13.959      $15.175             0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $10.666      $11.750        17,420
                              2006       $11.750      $14.734        19,992
                              2007       $14.734      $15.674        17,540
                              2008       $15.674      $ 8.625        16,994
                              2009       $ 8.625      $10.553        14,118
                              2010       $10.553      $11.400        11,711
                              2011       $11.400      $ 9.297        11,171
                              2012       $ 9.297      $11.127        10,280
                              2013       $11.127      $13.991         6,202
                              2014       $13.991      $12.805         6,057
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.261      $13.935         9,363
                              2006       $13.935      $16.048         8,914
                              2007       $16.048      $13.750         5,025
                              2008       $13.750      $ 8.185         4,662
                              2009       $ 8.185      $10.570         3,867
                              2010       $10.570      $13.074         5,587
                              2011       $13.074      $12.229         5,455
                              2012       $12.229      $14.106         3,269
                              2013       $14.106      $19.334         3,119
                              2014       $19.334      $19.633         2,973

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 8.304      $ 8.618        34,313
                              2006       $ 8.618      $ 8.921        34,030
                              2007       $ 8.921      $ 9.241         4,470
                              2008       $ 9.241      $ 5.712         4,373
                              2009       $ 5.712      $ 9.192         2,441
                              2010       $ 9.192      $10.901             0
                              2011       $10.901      $ 8.792             0
                              2012       $ 8.792      $ 9.860             0
                              2013       $ 9.860      $13.913             0
                              2014       $13.913      $14.987             0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $15.495      $20.364         1,140
                              2006       $20.364      $27.421         3,521
                              2007       $27.421      $37.807         3,057
                              2008       $37.807      $16.099         2,944
                              2009       $16.099      $26.845         2,749
                              2010       $26.845      $31.371         2,707
                              2011       $31.371      $25.189         2,707
                              2012       $25.189      $29.662         2,647
                              2013       $29.662      $28.823         2,587
                              2014       $28.823      $27.027         2,587
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $18.312             0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $10.699      $11.667         6,343
                              2006       $11.667      $14.334         5,928
                              2007       $14.334      $16.125         4,129
                              2008       $16.125      $ 8.766           941
                              2009       $ 8.766      $11.406         3,684
                              2010       $11.406      $11.834           155
                              2011       $11.834      $11.192           155
                              2012       $11.192      $12.508           155
                              2013       $12.508      $14.238           154
                              2014       $14.238      $14.280           154
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.244        19,770
                              2014       $14.244      $14.263        18,591

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 8.844      $10.047        1,037
                              2006       $10.047      $10.269        2,036
                              2007       $10.269      $12.289          300
                              2008       $12.289      $ 6.130            0
                              2009       $ 6.130      $ 9.964            0
                              2010       $ 9.964      $12.019            0
                              2011       $12.019      $11.470            0
                              2012       $11.470      $12.880            0
                              2013       $12.880      $18.724            0
                              2014       $18.724      $19.552          102
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.132      $14.005        3,899
                              2006       $14.005      $15.025        3,464
                              2007       $15.025      $18.093        7,549
                              2008       $18.093      $ 9.456        6,152
                              2009       $ 9.456      $14.636        1,072
                              2010       $14.636      $19.013          984
                              2011       $19.013      $17.338          903
                              2012       $17.338      $18.500          824
                              2013       $18.500      $24.971          753
                              2014       $24.971      $24.999          736
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $18.040      $20.732        5,922
                              2006       $20.732      $28.100        5,927
                              2007       $28.100      $22.875        3,636
                              2008       $22.875      $13.947        2,663
                              2009       $13.947      $17.575        2,324
                              2010       $17.575      $22.424        2,312
                              2011       $22.424      $23.320        1,335
                              2012       $23.320      $26.519        1,335
                              2013       $26.519      $26.570          345
                              2014       $26.570      $33.839          446



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

            WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.75



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $10.855      $11.146      4,090,295
                              2006       $11.146      $12.801      3,434,765
                              2007       $12.801      $13.176      2,698,684
                              2008       $13.176      $ 7.670      1,987,934
                              2009       $ 7.670      $ 9.062      1,774,647
                              2010       $ 9.062      $10.035      1,555,509
                              2011       $10.035      $10.449      1,271,160
                              2012       $10.449      $12.026      1,093,459
                              2013       $12.026      $15.889        903,648
                              2014       $15.889      $17.047        763,749
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 6.259      $ 6.860      1,381,719
                              2006       $ 6.860      $ 6.651      1,281,664
                              2007       $ 6.651      $ 7.355        972,840
                              2008       $ 7.355      $ 4.144        785,593
                              2009       $ 4.144      $ 5.406        753,621
                              2010       $ 5.406      $ 6.092        663,782
                              2011       $ 6.092      $ 6.038        492,400
                              2012       $ 6.038      $ 6.732        421,187
                              2013       $ 6.732      $ 8.838        364,148
                              2014       $ 8.838      $ 9.800        286,688
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 5.641      $ 6.359      1,465,897
                              2006       $ 6.359      $ 6.203      1,454,980
                              2007       $ 6.203      $ 6.918      1,256,692
                              2008       $ 6.918      $ 4.087      1,083,676
                              2009       $ 4.087      $ 5.500        937,718
                              2010       $ 5.500      $ 5.930        827,739
                              2011       $ 5.930      $ 5.631        678,410
                              2012       $ 5.631      $ 6.419        549,957
                              2013       $ 6.419      $ 8.633        486,341
                              2014       $ 8.633      $ 9.648        418,971

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.677      $10.828        54,130
                              2006       $10.828      $11.625        69,780
                              2007       $11.625      $11.721        55,283
                              2008       $11.721      $ 8.816        60,306
                              2009       $ 8.816      $12.350        81,860
                              2010       $12.350      $13.731        86,910
                              2011       $13.731      $14.095        85,344
                              2012       $14.095      $15.989        84,476
                              2013       $15.989      $16.925        67,990
                              2014       $16.925      $16.610        56,254
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.220      $11.191       462,215
                              2006       $11.191      $12.991       713,094
                              2007       $12.991      $13.230       843,262
                              2008       $13.230      $ 9.136       666,996
                              2009       $ 9.136      $12.161       678,017
                              2010       $12.161      $13.451       569,692
                              2011       $13.451      $13.520       491,589
                              2012       $13.520      $14.951       435,989
                              2013       $14.951      $16.723       385,376
                              2014       $16.723      $17.174       372,494
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.932      $11.865       291,753
                              2006       $11.865      $13.789       502,147
                              2007       $13.789      $14.005       496,997
                              2008       $14.005      $ 8.646       323,061
                              2009       $ 8.646      $10.699       318,176
                              2010       $10.699      $11.679       306,157
                              2011       $11.679      $11.346       240,326
                              2012       $11.346      $12.724       199,760
                              2013       $12.724      $16.020       170,394
                              2014       $16.020      $16.847       134,534

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.499      $12.436        459,858
                              2006       $12.436      $14.827        602,947
                              2007       $14.827      $16.803        540,077
                              2008       $16.803      $ 9.835        410,746
                              2009       $ 9.835      $13.230        433,191
                              2010       $13.230      $14.080        420,070
                              2011       $14.080      $12.352        321,615
                              2012       $12.352      $14.336        274,199
                              2013       $14.336      $17.306        245,919
                              2014       $17.306      $15.098        205,231
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 4.745      $ 5.028      1,270,965
                              2006       $ 5.028      $ 5.077      1,003,582
                              2007       $ 5.077      $ 5.829        758,126
                              2008       $ 5.829      $ 2.919        655,030
                              2009       $ 2.919      $ 4.758        609,678
                              2010       $ 4.758      $ 5.598        505,870
                              2011       $ 5.598      $ 5.156        408,958
                              2012       $ 5.156      $ 5.756        949,896
                              2013       $ 5.756      $ 7.919        808,270
                              2014       $ 7.919      $ 8.430        670,274
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $ 6.983      $ 7.379      2,167,218
                              2006       $ 7.379      $ 7.434      1,907,902
                              2007       $ 7.434      $ 8.512      1,560,383
                              2008       $ 8.512      $ 4.252      1,254,025
                              2009       $ 4.252      $ 6.913      1,068,985
                              2010       $ 6.913      $ 8.115        935,838
                              2011       $ 8.115      $ 7.457        715,437
                              2012       $ 7.457      $ 8.301        613,976
                              2013       $ 8.301      $11.391        540,986
                              2014       $11.391      $12.096        436,232

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $10.709      $11.807      2,998,788
                              2006       $11.807      $13.991      2,647,402
                              2007       $13.991      $14.810      2,093,332
                              2008       $14.810      $ 8.536      1,536,256
                              2009       $ 8.536      $11.664      1,349,041
                              2010       $11.664      $13.998      1,158,219
                              2011       $13.998      $13.868        915,106
                              2012       $13.868      $15.969        742,300
                              2013       $15.969      $21.049        605,569
                              2014       $21.049      $22.678        501,691
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 6.148      $ 6.569      1,391,899
                              2006       $ 6.569      $ 6.855      1,620,505
                              2007       $ 6.855      $ 7.537      1,328,800
                              2008       $ 7.537      $ 4.255      1,042,965
                              2009       $ 4.255      $ 5.057        985,737
                              2010       $ 5.057      $ 5.733        879,695
                              2011       $ 5.733      $ 5.183        729,587
                              2012       $ 5.183      $ 5.948              0
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $11.879      $12.141      4,582,941
                              2006       $12.141      $13.832      4,010,523
                              2007       $13.832      $13.261      3,247,626
                              2008       $13.261      $ 8.357      2,517,172
                              2009       $ 8.357      $10.534      2,275,796
                              2010       $10.534      $11.964      1,993,232
                              2011       $11.964      $11.498      1,565,698
                              2012       $11.498      $13.422      1,299,096
                              2013       $13.422      $17.874      1,083,604
                              2014       $17.874      $19.143        914,559
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.781        940,918
                              2007       $10.781      $11.442        757,347
                              2008       $11.442      $ 7.846        556,068
                              2009       $ 7.846      $ 9.882        500,105
                              2010       $ 9.882      $10.628        444,294
                              2011       $10.628      $10.427        373,106
                              2012       $10.427      $11.656        318,862
                              2013       $11.656      $14.790        266,592
                              2014       $14.790      $15.701        226,840

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $10.556      $10.918      2,941,147
                              2006       $10.918      $11.879      2,484,631
                              2007       $11.879      $12.115      2,100,896
                              2008       $12.115      $ 7.557      1,691,107
                              2009       $ 7.557      $ 9.194      1,540,114
                              2010       $ 9.194      $ 9.946      1,165,045
                              2011       $ 9.946      $ 9.758        986,820
                              2012       $ 9.758      $11.339        750,443
                              2013       $11.339      $14.555        666,934
                              2014       $14.555      $16.080        549,196
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.980        223,866
                              2012       $12.980      $14.320        186,340
                              2013       $14.320      $17.556        159,294
                              2014       $17.556      $18.745        136,653
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.325        484,736
                              2012       $ 9.325      $10.381        410,321
                              2013       $10.381      $12.459        348,513
                              2014       $12.459      $12.289        300,511
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $11.333      $11.812      1,516,768
                              2006       $11.812      $14.102      1,286,764
                              2007       $14.102      $14.778      1,021,614
                              2008       $14.778      $ 8.547        746,029
                              2009       $ 8.547      $ 9.742        681,802
                              2010       $ 9.742      $10.700        582,598
                              2011       $10.700      $11.527              0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $ 8.377        223,723
                              2014       $ 8.377      $ 8.354        194,336

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $ 5.496      $ 5.499      1,286,402
                              2006       $ 5.499      $ 5.885        952,543
                              2007       $ 5.885      $ 6.002        784,200
                              2008       $ 6.002      $ 4.525        584,219
                              2009       $ 4.525      $ 6.409        503,699
                              2010       $ 6.409      $ 6.917        449,958
                              2011       $ 6.917      $ 6.903        333,717
                              2012       $ 6.903      $ 8.030        268,184
                              2013       $ 8.030      $ 8.273              0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $11.645      $12.199        645,319
                              2006       $12.199      $13.648        634,974
                              2007       $13.648      $13.781        493,633
                              2008       $13.781      $ 9.951        317,825
                              2009       $ 9.951      $12.200        295,413
                              2010       $12.200      $13.431        270,063
                              2011       $13.431      $14.275              0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.802      $11.411         88,723
                              2006       $11.411      $12.462        108,969
                              2007       $12.462      $13.401         98,872
                              2008       $13.401      $ 9.403         82,016
                              2009       $ 9.403      $12.019         95,476
                              2010       $12.019      $13.464         89,693
                              2011       $13.464      $12.375         75,085
                              2012       $12.375      $13.478         65,791
                              2013       $13.478      $17.044         61,370
                              2014       $17.044      $17.473         46,358
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.110      $12.120        174,188
                              2006       $12.120      $12.484        177,939
                              2007       $12.484      $14.411        151,192
                              2008       $14.411      $ 7.521        130,716
                              2009       $ 7.521      $11.545        129,677
                              2010       $11.545      $14.425        117,496
                              2011       $14.425      $12.835         98,423
                              2012       $12.835      $14.064         76,497
                              2013       $14.064      $18.861         71,225
                              2014       $18.861      $19.939         62,592

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $ 7.893      $ 8.092      3,977,510
                              2006       $ 8.092      $ 9.153      3,410,096
                              2007       $ 9.153      $ 9.434      2,759,344
                              2008       $ 9.434      $ 5.809      2,229,452
                              2009       $ 5.809      $ 7.189      2,135,346
                              2010       $ 7.189      $ 8.087      1,858,049
                              2011       $ 8.087      $ 8.061      1,475,013
                              2012       $ 8.061      $ 9.140      1,268,298
                              2013       $ 9.140      $11.804      1,169,108
                              2014       $11.804      $13.089        971,692
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $ 7.526      $ 8.449        955,425
                              2006       $ 8.449      $ 9.956        863,444
                              2007       $ 9.956      $11.731        634,995
                              2008       $11.731      $ 7.664        506,869
                              2009       $ 7.664      $ 8.940        476,903
                              2010       $ 8.940      $ 9.369        403,616
                              2011       $ 9.369      $10.652        356,022
                              2012       $10.652      $12.384        323,203
                              2013       $12.384      $14.290        303,610
                              2014       $14.290      $15.102              0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $ 6.982      $ 8.412      1,123,088
                              2006       $ 8.412      $ 8.890      1,056,141
                              2007       $ 8.890      $10.417        819,901
                              2008       $10.417      $ 5.215        658,557
                              2009       $ 5.215      $ 8.655        564,547
                              2010       $ 8.655      $10.683        497,078
                              2011       $10.683      $ 9.691        403,511
                              2012       $ 9.691      $10.618        353,647
                              2013       $10.618      $11.257              0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $ 7.935      $ 8.441      1,401,134
                              2006       $ 8.441      $10.762      1,250,182
                              2007       $10.762      $12.185        952,301
                              2008       $12.185      $ 6.836        729,431
                              2009       $ 6.836      $ 8.551        613,421
                              2010       $ 8.551      $ 8.978        558,150
                              2011       $ 8.978      $ 7.945        464,961
                              2012       $ 7.945      $ 9.216        402,536
                              2013       $ 9.216      $11.508        349,607
                              2014       $11.508      $10.239        256,250
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $ 6.914      $ 7.225        458,383
                              2006       $ 7.225      $ 8.395        397,207
                              2007       $ 8.395      $ 9.615        333,729
                              2008       $ 9.615      $ 5.289        270,598
                              2009       $ 5.289      $ 5.049              0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $13.008      $13.163      2,051,814
                              2006       $13.163      $13.613      1,845,122
                              2007       $13.613      $14.127      1,607,901
                              2008       $14.127      $12.605      1,286,508
                              2009       $12.605      $15.133      1,214,838
                              2010       $15.133      $16.194        877,020
                              2011       $16.194      $16.647        742,403
                              2012       $16.647      $18.600        689,988
                              2013       $18.600      $18.407        619,532
                              2014       $18.407      $19.407        502,930
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $10.881      $10.843      2,353,613
                              2006       $10.843      $11.074      2,062,909
                              2007       $11.074      $11.174      1,845,204
                              2008       $11.174      $ 9.300      1,376,971
                              2009       $ 9.300      $ 9.637      1,276,044
                              2010       $ 9.637      $ 9.670      1,181,228
                              2011       $ 9.670      $ 9.726        945,854
                              2012       $ 9.726      $ 9.839        868,439
                              2013       $ 9.839      $ 9.667        731,851
                              2014       $ 9.667      $ 9.569        632,278

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $10.058      $10.124      1,155,833
                              2006       $10.124      $10.372      1,264,392
                              2007       $10.372      $10.656      1,495,033
                              2008       $10.656      $10.690      1,839,977
                              2009       $10.690      $10.496      1,343,716
                              2010       $10.496      $10.305      1,106,617
                              2011       $10.305      $10.117        868,176
                              2012       $10.117      $ 9.932        778,470
                              2013       $ 9.932      $ 9.751        545,423
                              2014       $ 9.751      $ 9.573        452,127
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $ 6.867      $ 7.947      3,934,936
                              2006       $ 7.947      $ 8.108      3,309,829
                              2007       $ 8.108      $ 9.490      2,509,059
                              2008       $ 9.490      $ 4.867      2,003,923
                              2009       $ 4.867      $ 8.164      1,797,094
                              2010       $ 8.164      $10.212      1,549,507
                              2011       $10.212      $ 9.327      1,205,653
                              2012       $ 9.327      $10.263      1,028,170
                              2013       $10.263      $15.150      1,144,292
                              2014       $15.150      $15.682        915,581
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $10.257      $10.881      2,455,142
                              2006       $10.881      $12.258      2,194,919
                              2007       $12.258      $13.039      1,742,423
                              2008       $13.039      $ 9.702      1,370,610
                              2009       $ 9.702      $11.376      1,297,611
                              2010       $11.376      $11.893      1,206,298
                              2011       $11.893      $10.726        929,531
                              2012       $10.726      $11.232        793,803
                              2013       $11.232      $11.947              0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.499      $10.846        778,357
                              2006       $10.846      $12.342        679,235
                              2007       $12.342      $11.383        543,343
                              2008       $11.383      $ 6.850        406,562
                              2009       $ 6.850      $ 8.729        386,105
                              2010       $ 8.729      $ 9.801        342,613
                              2011       $ 9.801      $ 9.175        330,922
                              2012       $ 9.175      $10.730        288,497
                              2013       $10.730      $14.291        248,580
                              2014       $14.291      $15.535        208,909
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $ 8.149      $ 8.975      2,509,433
                              2006       $ 8.975      $11.254      2,358,081
                              2007       $11.254      $11.971      2,027,505
                              2008       $11.971      $ 6.586      1,599,510
                              2009       $ 6.586      $ 8.058      1,389,789
                              2010       $ 8.058      $ 8.704      1,205,680
                              2011       $ 8.704      $ 7.097      1,003,587
                              2012       $ 7.097      $ 8.494        816,928
                              2013       $ 8.494      $10.679        672,689
                              2014       $10.679      $ 9.772        541,609
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.257      $13.930      1,222,210
                              2006       $13.930      $16.041      1,178,909
                              2007       $16.041      $13.742      1,007,299
                              2008       $13.742      $ 8.180        792,962
                              2009       $ 8.180      $10.562        710,135
                              2010       $10.562      $13.063        614,251
                              2011       $13.063      $12.218        490,766
                              2012       $12.218      $14.090        367,782
                              2013       $14.090      $19.311        298,845
                              2014       $19.311      $19.608        245,436

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 5.621      $ 5.832      1,746,200
                              2006       $ 5.832      $ 6.037      1,344,321
                              2007       $ 6.037      $ 6.252      1,000,204
                              2008       $ 6.252      $ 3.865        742,190
                              2009       $ 3.865      $ 6.218        695,994
                              2010       $ 6.218      $ 7.374        595,784
                              2011       $ 7.374      $ 5.947        578,705
                              2012       $ 5.947      $ 6.668        523,630
                              2013       $ 6.668      $ 9.408        451,318
                              2014       $ 9.408      $10.133        387,946
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $ 9.282      $12.198      1,006,355
                              2006       $12.198      $16.422        892,045
                              2007       $16.422      $22.641        678,030
                              2008       $22.641      $ 9.640        539,750
                              2009       $ 9.640      $16.073        518,947
                              2010       $16.073      $18.781        482,142
                              2011       $18.781      $15.078        410,198
                              2012       $15.078      $17.754        361,857
                              2013       $17.754      $17.250        305,641
                              2014       $17.250      $16.173        245,058
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $16.172        264,678
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $ 8.419      $ 9.180        797,967
                              2006       $ 9.180      $11.277        790,770
                              2007       $11.277      $12.684        760,910
                              2008       $12.684      $ 6.895        583,594
                              2009       $ 6.895      $ 8.970        584,996
                              2010       $ 8.970      $ 9.306        442,854
                              2011       $ 9.306      $ 8.800        342,339
                              2012       $ 8.800      $ 9.834        306,627
                              2013       $ 9.834      $11.193        257,045
                              2014       $11.193      $11.225        211,752
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $13.001        650,239
                              2014       $13.001      $13.018        547,021

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 6.363      $ 7.228       985,765
                              2006       $ 7.228      $ 7.387       961,796
                              2007       $ 7.387      $ 8.840       816,717
                              2008       $ 8.840      $ 4.409       668,372
                              2009       $ 4.409      $ 7.166       566,804
                              2010       $ 7.166      $ 8.643       489,052
                              2011       $ 8.643      $ 8.247       421,600
                              2012       $ 8.247      $ 9.260       366,149
                              2013       $ 9.260      $13.460       322,828
                              2014       $13.460      $14.054       295,305
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.129      $14.000       761,607
                              2006       $14.000      $15.018       743,358
                              2007       $15.018      $18.083       574,097
                              2008       $18.083      $ 9.449       468,048
                              2009       $ 9.449      $14.625       394,341
                              2010       $14.625      $18.996       339,626
                              2011       $18.996      $17.321       275,836
                              2012       $17.321      $18.480       229,981
                              2013       $18.480      $24.942       182,265
                              2014       $24.942      $24.967       160,862
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $21.771      $25.018       689,910
                              2006       $25.018      $33.905       601,479
                              2007       $33.905      $27.599       460,496
                              2008       $27.599      $16.825       326,725
                              2009       $16.825      $21.199       304,316
                              2010       $21.199      $27.047       269,441
                              2011       $27.047      $28.124       215,134
                              2012       $28.124      $31.979       188,405
                              2013       $31.979      $32.037       172,449
                              2014       $32.037      $40.798       137,934



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME
                         BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.8



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $10.262      $10.532        5,022
                              2006       $10.532      $12.089        5,022
                              2007       $12.089      $12.437        2,636
                              2008       $12.437      $ 7.237            0
                              2009       $ 7.237      $ 8.545            0
                              2010       $ 8.545      $ 9.458            0
                              2011       $ 9.458      $ 9.843            0
                              2012       $ 9.843      $11.323            0
                              2013       $11.323      $14.953            0
                              2014       $14.953      $16.035            0
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 9.529      $10.438          604
                              2006       $10.438      $10.115          604
                              2007       $10.115      $11.181          604
                              2008       $11.181      $ 6.297            0
                              2009       $ 6.297      $ 8.209            0
                              2010       $ 8.209      $ 9.247            0
                              2011       $ 9.247      $ 9.161            0
                              2012       $ 9.161      $10.208            0
                              2013       $10.208      $13.394            0
                              2014       $13.394      $14.846            0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 8.123      $ 9.154          333
                              2006       $ 9.154      $ 8.924          333
                              2007       $ 8.924      $ 9.947          333
                              2008       $ 9.947      $ 5.873            0
                              2009       $ 5.873      $ 7.901            0
                              2010       $ 7.901      $ 8.515            0
                              2011       $ 8.515      $ 8.081            0
                              2012       $ 8.081      $ 9.207            0
                              2013       $ 9.207      $12.377            0
                              2014       $12.377      $13.824            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.673      $10.818          0
                              2006       $10.818      $11.609          0
                              2007       $11.609      $11.699          0
                              2008       $11.699      $ 8.795          0
                              2009       $ 8.795      $12.314          0
                              2010       $12.314      $13.684          0
                              2011       $13.684      $14.040          0
                              2012       $14.040      $15.919          0
                              2013       $15.919      $16.842          0
                              2014       $16.842      $16.521          0
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.217      $11.181          0
                              2006       $11.181      $12.973          0
                              2007       $12.973      $13.205          0
                              2008       $13.205      $ 9.114          0
                              2009       $ 9.114      $12.126          0
                              2010       $12.126      $13.405          0
                              2011       $13.405      $13.467          0
                              2012       $13.467      $14.885          0
                              2013       $14.885      $16.641          0
                              2014       $16.641      $17.081          0
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.929      $11.854          0
                              2006       $11.854      $13.769          0
                              2007       $13.769      $13.979          0
                              2008       $13.979      $ 8.626          0
                              2009       $ 8.626      $10.668          0
                              2010       $10.668      $11.639          0
                              2011       $11.639      $11.301          0
                              2012       $11.301      $12.668          0
                              2013       $12.668      $15.942          0
                              2014       $15.942      $16.756          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.495      $12.425            0
                              2006       $12.425      $14.806            0
                              2007       $14.806      $16.771            0
                              2008       $16.771      $ 9.811            0
                              2009       $ 9.811      $13.192            0
                              2010       $13.192      $14.032            0
                              2011       $14.032      $12.304            0
                              2012       $12.304      $14.273            0
                              2013       $14.273      $17.221            0
                              2014       $17.221      $15.016            0
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 7.621      $ 8.071            0
                              2006       $ 8.071      $ 8.145            0
                              2007       $ 8.145      $ 9.347            0
                              2008       $ 9.347      $ 4.678            0
                              2009       $ 4.678      $ 7.623            0
                              2010       $ 7.623      $ 8.964            0
                              2011       $ 8.964      $ 8.252            0
                              2012       $ 8.252      $ 9.208            0
                              2013       $ 9.208      $12.661            0
                              2014       $12.661      $13.471            0
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $ 7.553      $ 7.978        1,697
                              2006       $ 7.978      $ 8.034        1,697
                              2007       $ 8.034      $ 9.193        1,697
                              2008       $ 9.193      $ 4.590            0
                              2009       $ 4.590      $ 7.460            0
                              2010       $ 7.460      $ 8.751            0
                              2011       $ 8.751      $ 8.038            0
                              2012       $ 8.038      $ 8.943            0
                              2013       $ 8.943      $12.267            0
                              2014       $12.267      $13.019            0
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $10.851      $11.957          655
                              2006       $11.957      $14.162          655
                              2007       $14.162      $14.984          655
                              2008       $14.984      $ 8.631            0
                              2009       $ 8.631      $11.789            0
                              2010       $11.789      $14.140            0
                              2011       $14.140      $14.002            0
                              2012       $14.002      $16.116            0
                              2013       $16.116      $21.231            0
                              2014       $21.231      $22.863            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 9.099      $ 9.717            0
                              2006       $ 9.717      $10.135            0
                              2007       $10.135      $11.138            0
                              2008       $11.138      $ 6.284            0
                              2009       $ 6.284      $ 7.466            0
                              2010       $ 7.466      $ 8.460            0
                              2011       $ 8.460      $ 7.644            0
                              2012       $ 7.644      $ 8.771            0
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $11.863      $12.119        5,116
                              2006       $12.119      $13.799        5,116
                              2007       $13.799      $13.223        4,747
                              2008       $13.223      $ 8.329        2,696
                              2009       $ 8.329      $10.494        2,693
                              2010       $10.494      $11.912        2,330
                              2011       $11.912      $11.442        2,328
                              2012       $11.442      $13.351        1,993
                              2013       $13.351      $17.770        1,428
                              2014       $17.770      $19.022        1,171
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.778        1,009
                              2007       $10.778      $11.432        1,009
                              2008       $11.432      $ 7.836            0
                              2009       $ 7.836      $ 9.864            0
                              2010       $ 9.864      $10.603            0
                              2011       $10.603      $10.397            0
                              2012       $10.397      $11.617            0
                              2013       $11.617      $14.733            0
                              2014       $14.733      $15.633            0
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $ 9.909      $10.243        3,394
                              2006       $10.243      $11.139        3,019
                              2007       $11.139      $11.355        2,664
                              2008       $11.355      $ 7.079        1,863
                              2009       $ 7.079      $ 8.608            0
                              2010       $ 8.608      $ 9.308            0
                              2011       $ 9.308      $ 9.128            0
                              2012       $ 9.128      $10.600            0
                              2013       $10.600      $13.601            0
                              2014       $13.601      $15.018            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.386           0
                              2012       $12.386      $13.658           0
                              2013       $13.658      $16.736           0
                              2014       $16.736      $17.860           0
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.867           0
                              2012       $ 9.867      $10.980           0
                              2013       $10.980      $13.170           0
                              2014       $13.170      $12.985           0
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $12.034      $12.537           0
                              2006       $12.537      $14.960           0
                              2007       $14.960      $15.670           0
                              2008       $15.670      $ 9.057           0
                              2009       $ 9.057      $10.319           0
                              2010       $10.319      $11.328           0
                              2011       $11.328      $12.202           0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.288           0
                              2014       $14.288      $14.241           0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $ 9.415      $ 9.416         528
                              2006       $ 9.416      $10.072         528
                              2007       $10.072      $10.267         528
                              2008       $10.267      $ 7.737           0
                              2009       $ 7.737      $10.952           0
                              2010       $10.952      $11.816           0
                              2011       $11.816      $11.785           0
                              2012       $11.785      $13.703           0
                              2013       $13.703      $14.115           0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $11.151      $11.676           0
                              2006       $11.676      $13.056           0
                              2007       $13.056      $13.176           0
                              2008       $13.176      $ 9.509           0
                              2009       $ 9.509      $11.654           0
                              2010       $11.654      $12.822           0
                              2011       $12.822      $13.627           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.798      $11.401           0
                              2006       $11.401      $12.444           0
                              2007       $12.444      $13.375           0
                              2008       $13.375      $ 9.380           0
                              2009       $ 9.380      $11.984           0
                              2010       $11.984      $13.418           0
                              2011       $13.418      $12.326           0
                              2012       $12.326      $13.419           0
                              2013       $13.419      $16.960           0
                              2014       $16.960      $17.379           0
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.106      $12.107           0
                              2006       $12.107      $12.465           0
                              2007       $12.465      $14.381           0
                              2008       $14.381      $ 7.502           0
                              2009       $ 7.502      $11.510           0
                              2010       $11.510      $14.374           0
                              2011       $14.374      $12.783           0
                              2012       $12.783      $14.000           0
                              2013       $14.000      $18.765           0
                              2014       $18.765      $19.828           0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $ 9.693      $ 9.933         255
                              2006       $ 9.933      $11.230         255
                              2007       $11.230      $11.569         255
                              2008       $11.569      $ 7.120           0
                              2009       $ 7.120      $ 8.807           0
                              2010       $ 8.807      $ 9.902           0
                              2011       $ 9.902      $ 9.865           0
                              2012       $ 9.865      $11.181           0
                              2013       $11.181      $14.432           0
                              2014       $14.432      $15.995           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $ 8.495      $ 9.532           0
                              2006       $ 9.532      $11.227           0
                              2007       $11.227      $13.222           0
                              2008       $13.222      $ 8.634           0
                              2009       $ 8.634      $10.066           0
                              2010       $10.066      $10.543           0
                              2011       $10.543      $11.982           0
                              2012       $11.982      $13.923           0
                              2013       $13.923      $16.058           0
                              2014       $16.058      $16.967           0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $ 9.456      $11.387           0
                              2006       $11.387      $12.027           0
                              2007       $12.027      $14.087           0
                              2008       $14.087      $ 7.049           0
                              2009       $ 7.049      $11.693           0
                              2010       $11.693      $14.425           0
                              2011       $14.425      $13.079           0
                              2012       $13.079      $14.322           0
                              2013       $14.322      $15.183           0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $10.238      $10.886         310
                              2006       $10.886      $13.873         271
                              2007       $13.873      $15.699         233
                              2008       $15.699      $ 8.803         196
                              2009       $ 8.803      $11.005           0
                              2010       $11.005      $11.550           0
                              2011       $11.550      $10.216           0
                              2012       $10.216      $11.844           0
                              2013       $11.844      $14.782           0
                              2014       $14.782      $13.145           0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $ 9.827      $10.263         197
                              2006       $10.263      $11.919         197
                              2007       $11.919      $13.644         197
                              2008       $13.644      $ 7.502           0
                              2009       $ 7.502      $ 7.159           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $11.751      $11.885         4,068
                              2006       $11.885      $12.284         3,859
                              2007       $12.284      $12.743         3,663
                              2008       $12.743      $11.364         1,033
                              2009       $11.364      $13.636             0
                              2010       $13.636      $14.585             0
                              2011       $14.585      $14.985             0
                              2012       $14.985      $16.735             0
                              2013       $16.735      $16.553             0
                              2014       $16.553      $17.443             0
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $10.384      $10.343        23,615
                              2006       $10.343      $10.557        19,790
                              2007       $10.557      $10.647        15,266
                              2008       $10.647      $ 8.857         3,170
                              2009       $ 8.857      $ 9.173         1,428
                              2010       $ 9.173      $ 9.201         1,341
                              2011       $ 9.201      $ 9.249         1,340
                              2012       $ 9.249      $ 9.351         1,260
                              2013       $ 9.351      $ 9.184         1,125
                              2014       $ 9.184      $ 9.087         1,063
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $ 9.684      $ 9.743         1,285
                              2006       $ 9.743      $ 9.977         1,249
                              2007       $ 9.977      $10.245         6,797
                              2008       $10.245      $10.273         6,331
                              2009       $10.273      $10.081         2,640
                              2010       $10.081      $ 9.892         2,516
                              2011       $ 9.892      $ 9.707           473
                              2012       $ 9.707      $ 9.525           361
                              2013       $ 9.525      $ 9.347           173
                              2014       $ 9.347      $ 9.172            87
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $ 9.279      $10.734         1,338
                              2006       $10.734      $10.946         1,338
                              2007       $10.946      $12.804         1,338
                              2008       $12.804      $ 6.564             0
                              2009       $ 6.564      $11.004             0
                              2010       $11.004      $13.759             0
                              2011       $13.759      $12.560             0
                              2012       $12.560      $13.813             0
                              2013       $13.813      $20.381             0
                              2014       $20.381      $21.086             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $11.203      $11.879        2,995
                              2006       $11.879      $13.375        2,995
                              2007       $13.375      $14.221        2,995
                              2008       $14.221      $10.576        1,102
                              2009       $10.576      $12.394        1,101
                              2010       $12.394      $12.951        1,101
                              2011       $12.951      $11.675        1,101
                              2012       $11.675      $12.219        1,101
                              2013       $12.219      $12.995            0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.224      $10.556        3,504
                              2006       $10.556      $12.006        3,504
                              2007       $12.006      $11.068        1,115
                              2008       $11.068      $ 6.657            0
                              2009       $ 6.657      $ 8.479            0
                              2010       $ 8.479      $ 9.515            0
                              2011       $ 9.515      $ 8.903            0
                              2012       $ 8.903      $10.407            0
                              2013       $10.407      $13.854            0
                              2014       $13.854      $15.053            0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $10.644      $11.718            0
                              2006       $11.718      $14.685            0
                              2007       $14.685      $15.613            0
                              2008       $15.613      $ 8.586            0
                              2009       $ 8.586      $10.499            0
                              2010       $10.499      $11.335            0
                              2011       $11.335      $ 9.238            0
                              2012       $ 9.238      $11.050            0
                              2013       $11.050      $13.886            0
                              2014       $13.886      $12.701            0
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.239      $13.904            0
                              2006       $13.904      $16.003            0
                              2007       $16.003      $13.703            0
                              2008       $13.703      $ 8.153            0
                              2009       $ 8.153      $10.522            0
                              2010       $10.522      $13.006            0
                              2011       $13.006      $12.159            0
                              2012       $12.159      $14.015            0
                              2013       $14.015      $19.199            0
                              2014       $19.199      $19.484            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 8.287      $ 8.594            0
                              2006       $ 8.594      $ 8.891            0
                              2007       $ 8.891      $ 9.204            0
                              2008       $ 9.204      $ 5.687            0
                              2009       $ 5.687      $ 9.145            0
                              2010       $ 9.145      $10.839            0
                              2011       $10.839      $ 8.737            0
                              2012       $ 8.737      $ 9.792            0
                              2013       $ 9.792      $13.809            0
                              2014       $13.809      $14.866            0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $15.463      $20.309            0
                              2006       $20.309      $27.330            0
                              2007       $27.330      $37.659            0
                              2008       $37.659      $16.027            0
                              2009       $16.027      $26.708            0
                              2010       $26.708      $31.192            0
                              2011       $31.192      $25.030            0
                              2012       $25.030      $29.457            0
                              2013       $29.457      $28.607            0
                              2014       $28.607      $26.808            0
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $18.164            0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $10.677      $11.636        1,186
                              2006       $11.636      $14.287        1,186
                              2007       $14.287      $16.062        1,186
                              2008       $16.062      $ 8.726        1,034
                              2009       $ 8.726      $11.347        1,033
                              2010       $11.347      $11.767        1,033
                              2011       $11.767      $11.121        1,033
                              2012       $11.121      $12.422        1,033
                              2013       $12.422      $14.132        1,033
                              2014       $14.132      $14.165        1,033

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.137        1,101
                              2014       $14.137      $14.148        1,101
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 8.825      $10.020            0
                              2006       $10.020      $10.235            0
                              2007       $10.235      $12.241            0
                              2008       $12.241      $ 6.103            0
                              2009       $ 6.103      $ 9.913            0
                              2010       $ 9.913      $11.951            0
                              2011       $11.951      $11.398            0
                              2012       $11.398      $12.791            0
                              2013       $12.791      $18.583            0
                              2014       $18.583      $19.393            0
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.113      $13.974          297
                              2006       $13.974      $14.983          297
                              2007       $14.983      $18.032          297
                              2008       $18.032      $ 9.418            0
                              2009       $ 9.418      $14.569            0
                              2010       $14.569      $18.914            0
                              2011       $18.914      $17.237            0
                              2012       $17.237      $18.382            0
                              2013       $18.382      $24.797            0
                              2014       $24.797      $24.809            0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $18.001      $20.676          452
                              2006       $20.676      $28.007          452
                              2007       $28.007      $22.786          452
                              2008       $22.786      $13.884          350
                              2009       $13.884      $17.485          349
                              2010       $17.485      $22.296          349
                              2011       $22.296      $23.173          349
                              2012       $23.173      $26.336          349
                              2013       $26.336      $26.371          349
                              2014       $26.371      $33.566          349



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE DEATH
                          BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.84



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $10.247      $10.513        91,169
                              2006       $10.513      $12.063        91,430
                              2007       $12.063      $12.404        69,190
                              2008       $12.404      $ 7.215        45,551
                              2009       $ 7.215      $ 8.516        43,368
                              2010       $ 8.516      $ 9.422        41,665
                              2011       $ 9.422      $ 9.802        41,184
                              2012       $ 9.802      $11.271        39,106
                              2013       $11.271      $14.879        36,036
                              2014       $14.879      $15.949        33,097
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 9.516      $10.419         3,088
                              2006       $10.419      $10.093         3,061
                              2007       $10.093      $11.151         3,039
                              2008       $11.151      $ 6.278         2,352
                              2009       $ 6.278      $ 8.181         2,333
                              2010       $ 8.181      $ 9.211         2,292
                              2011       $ 9.211      $ 9.122         2,272
                              2012       $ 9.122      $10.161         2,255
                              2013       $10.161      $13.327         2,236
                              2014       $13.327      $14.766         2,219
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 8.112      $ 9.137        11,285
                              2006       $ 9.137      $ 8.905         7,843
                              2007       $ 8.905      $ 9.921        10,978
                              2008       $ 9.921      $ 5.856        10,364
                              2009       $ 5.856      $ 7.874        19,267
                              2010       $ 7.874      $ 8.482        17,889
                              2011       $ 8.482      $ 8.047        17,709
                              2012       $ 8.047      $ 9.165        17,302
                              2013       $ 9.165      $12.315        16,220
                              2014       $12.315      $13.750        13,896

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.670      $10.811             0
                              2006       $10.811      $11.597         2,175
                              2007       $11.597      $11.682             0
                              2008       $11.682      $ 8.778             0
                              2009       $ 8.778      $12.286             0
                              2010       $12.286      $13.648             0
                              2011       $13.648      $13.997             0
                              2012       $13.997      $15.863             0
                              2013       $15.863      $16.776             0
                              2014       $16.776      $16.450             0
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.214      $11.174        10,553
                              2006       $11.174      $12.959        19,158
                              2007       $12.959      $13.186        19,103
                              2008       $13.186      $ 9.097        17,811
                              2009       $ 9.097      $12.098        17,811
                              2010       $12.098      $13.370         8,261
                              2011       $13.370      $13.426        15,263
                              2012       $13.426      $14.833        14,529
                              2013       $14.833      $16.577         6,615
                              2014       $16.577      $17.009         6,144
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.926      $11.846        19,382
                              2006       $11.846      $13.754        19,320
                              2007       $13.754      $13.958        19,264
                              2008       $13.958      $ 8.610        19,206
                              2009       $ 8.610      $10.644        19,205
                              2010       $10.644      $11.608           831
                              2011       $11.608      $11.267           780
                              2012       $11.267      $12.624           731
                              2013       $12.624      $15.880           686
                              2014       $15.880      $16.684           639

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.492      $12.416             0
                              2006       $12.416      $14.790             0
                              2007       $14.790      $16.746           623
                              2008       $16.746      $ 9.792           623
                              2009       $ 9.792      $13.162           623
                              2010       $13.162      $13.994         4,160
                              2011       $13.994      $12.266         3,204
                              2012       $12.266      $14.223         2,897
                              2013       $14.223      $17.155         2,897
                              2014       $17.155      $14.952         2,897
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 7.610      $ 8.056             0
                              2006       $ 8.056      $ 8.127             0
                              2007       $ 8.127      $ 9.322             0
                              2008       $ 9.322      $ 4.664             0
                              2009       $ 4.664      $ 7.597             0
                              2010       $ 7.597      $ 8.929             0
                              2011       $ 8.929      $ 8.217             0
                              2012       $ 8.217      $ 9.166         8,242
                              2013       $ 9.166      $12.598         8,124
                              2014       $12.598      $13.398         8,018
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $ 7.543      $ 7.963        31,596
                              2006       $ 7.963      $ 8.016        27,257
                              2007       $ 8.016      $ 9.169        23,103
                              2008       $ 9.169      $ 4.576        19,053
                              2009       $ 4.576      $ 7.434        16,293
                              2010       $ 7.434      $ 8.718        15,084
                              2011       $ 8.718      $ 8.004        14,397
                              2012       $ 8.004      $ 8.902        12,803
                              2013       $ 8.902      $12.206        11,774
                              2014       $12.206      $12.949        10,887

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $10.835      $11.936        59,595
                              2006       $11.936      $14.130        59,778
                              2007       $14.130      $14.944        39,160
                              2008       $14.944      $ 8.605        30,624
                              2009       $ 8.605      $11.749        28,721
                              2010       $11.749      $14.086        25,773
                              2011       $14.086      $13.943        24,830
                              2012       $13.943      $16.042        23,642
                              2013       $16.042      $21.125        21,931
                              2014       $21.125      $22.739        22,027
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 9.086      $ 9.699         6,245
                              2006       $ 9.699      $10.112        10,581
                              2007       $10.112      $11.109        10,277
                              2008       $11.109      $ 6.265         9,737
                              2009       $ 6.265      $ 7.440         9,521
                              2010       $ 7.440      $ 8.428         9,474
                              2011       $ 8.428      $ 7.612         9,417
                              2012       $ 7.612      $ 8.733             0
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $11.850      $12.101        61,386
                              2006       $12.101      $13.774        62,749
                              2007       $13.774      $13.193        49,093
                              2008       $13.193      $ 8.307        36,883
                              2009       $ 8.307      $10.461        34,881
                              2010       $10.461      $11.871        32,521
                              2011       $11.871      $11.398        28,669
                              2012       $11.398      $13.294        27,354
                              2013       $13.294      $17.687        26,802
                              2014       $17.687      $18.926        25,207
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.775        16,794
                              2007       $10.775      $11.424        15,580
                              2008       $11.424      $ 7.827         8,598
                              2009       $ 7.827      $ 9.849         7,993
                              2010       $ 9.849      $10.583         7,990
                              2011       $10.583      $10.374         7,988
                              2012       $10.374      $11.586         6,937
                              2013       $11.586      $14.688         6,899
                              2014       $14.688      $15.579         3,839

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $ 9.895      $10.225        91,864
                              2006       $10.225      $11.115        82,523
                              2007       $11.115      $11.325        43,213
                              2008       $11.325      $ 7.058        20,643
                              2009       $ 7.058      $ 8.579        20,274
                              2010       $ 8.579      $ 9.273        20,062
                              2011       $ 9.273      $ 9.089        19,933
                              2012       $ 9.089      $10.552        19,446
                              2013       $10.552      $13.533        16,657
                              2014       $13.533      $14.937        13,418
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.334         9,001
                              2012       $12.334      $13.595         8,999
                              2013       $13.595      $16.652         8,997
                              2014       $16.652      $17.764         8,995
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.826        12,462
                              2012       $ 9.826      $10.929        11,702
                              2013       $10.929      $13.104        11,693
                              2014       $13.104      $12.915        11,689
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $12.017      $12.515        49,835
                              2006       $12.515      $14.927        49,540
                              2007       $14.927      $15.629        22,555
                              2008       $15.629      $ 9.030         8,464
                              2009       $ 9.030      $10.284         8,452
                              2010       $10.284      $11.285        12,889
                              2011       $11.285      $12.154             0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.216         5,933
                              2014       $14.216      $14.164         5,933

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $ 9.402      $ 9.399        58,901
                              2006       $ 9.399      $10.050        47,116
                              2007       $10.050      $10.240        43,647
                              2008       $10.240      $ 7.713        40,294
                              2009       $ 7.713      $10.915        40,294
                              2010       $10.915      $11.771         7,152
                              2011       $11.771      $11.736         6,147
                              2012       $11.736      $13.640         5,933
                              2013       $13.640      $14.048             0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $11.136      $11.655        16,514
                              2006       $11.655      $13.027        17,041
                              2007       $13.027      $13.142        14,658
                              2008       $13.142      $ 9.481         9,090
                              2009       $ 9.481      $11.614         9,028
                              2010       $11.614      $12.773         9,005
                              2011       $12.773      $13.573             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.795      $11.393             0
                              2006       $11.393      $12.431             0
                              2007       $12.431      $13.355             0
                              2008       $13.355      $ 9.362             0
                              2009       $ 9.362      $11.957             0
                              2010       $11.957      $13.382             0
                              2011       $13.382      $12.288             0
                              2012       $12.288      $13.372             0
                              2013       $13.372      $16.894             0
                              2014       $16.894      $17.304             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.103      $12.099             0
                              2006       $12.099      $12.451             0
                              2007       $12.451      $14.360             0
                              2008       $14.360      $ 7.488             0
                              2009       $ 7.488      $11.484             0
                              2010       $11.484      $14.335             0
                              2011       $14.335      $12.744             0
                              2012       $12.744      $13.952             0
                              2013       $13.952      $18.693             0
                              2014       $18.693      $19.744             0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $ 9.680      $ 9.915        94,644
                              2006       $ 9.915      $11.205        79,041
                              2007       $11.205      $11.538        40,921
                              2008       $11.538      $ 7.099        12,517
                              2009       $ 7.099      $ 8.777        11,395
                              2010       $ 8.777      $ 9.864        10,918
                              2011       $ 9.864      $ 9.824         6,880
                              2012       $ 9.824      $11.129         5,709
                              2013       $11.129      $14.360         5,607
                              2014       $14.360      $15.909         3,831
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $ 8.483      $ 9.515        29,044
                              2006       $ 9.515      $11.202        28,546
                              2007       $11.202      $13.187         7,776
                              2008       $13.187      $ 8.608         1,857
                              2009       $ 8.608      $10.032         1,854
                              2010       $10.032      $10.503         3,573
                              2011       $10.503      $11.931         3,335
                              2012       $11.931      $13.859         2,612
                              2013       $13.859      $15.978         2,556
                              2014       $15.978      $16.880             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $ 9.443      $11.367         2,584
                              2006       $11.367      $12.001         2,335
                              2007       $12.001      $14.050         2,108
                              2008       $14.050      $ 7.028         1,085
                              2009       $ 7.028      $11.653           983
                              2010       $11.653      $14.370         2,397
                              2011       $14.370      $13.024         2,254
                              2012       $13.024      $14.257         2,123
                              2013       $14.257      $15.111             0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $10.224      $10.866        12,878
                              2006       $10.866      $13.842        13,864
                              2007       $13.842      $15.658        13,315
                              2008       $15.658      $ 8.777        10,196
                              2009       $ 8.777      $10.968         9,591
                              2010       $10.968      $11.506         7,134
                              2011       $11.506      $10.173         6,870
                              2012       $10.173      $11.789         6,499
                              2013       $11.789      $14.708         6,312
                              2014       $14.708      $13.074         1,392
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $ 9.813      $10.245           598
                              2006       $10.245      $11.892           570
                              2007       $11.892      $13.608           449
                              2008       $13.608      $ 7.479           322
                              2009       $ 7.479      $ 7.137             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $11.734      $11.863        88,985
                              2006       $11.863      $12.257        75,551
                              2007       $12.257      $12.709        42,110
                              2008       $12.709      $11.329        23,514
                              2009       $11.329      $13.589        21,770
                              2010       $13.589      $14.529        18,449
                              2011       $14.529      $14.922        17,650
                              2012       $14.922      $16.658        16,509
                              2013       $16.658      $16.470        15,796
                              2014       $16.470      $17.349        12,402

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $10.369      $10.324        36,636
                              2006       $10.324      $10.534        38,202
                              2007       $10.534      $10.619        34,164
                              2008       $10.619      $ 8.830        30,966
                              2009       $ 8.830      $ 9.142        38,498
                              2010       $ 9.142      $ 9.166        20,856
                              2011       $ 9.166      $ 9.210        19,049
                              2012       $ 9.210      $ 9.308        18,917
                              2013       $ 9.308      $ 9.138        18,801
                              2014       $ 9.138      $ 9.038        10,374
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $ 9.671      $ 9.726        66,243
                              2006       $ 9.726      $ 9.955        35,867
                              2007       $ 9.955      $10.218        18,276
                              2008       $10.218      $10.242        15,520
                              2009       $10.242      $10.046         8,014
                              2010       $10.046      $ 9.854         7,944
                              2011       $ 9.854      $ 9.666         7,909
                              2012       $ 9.666      $ 9.481         7,877
                              2013       $ 9.481      $ 9.300        20,615
                              2014       $ 9.300      $ 9.122        20,427
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $ 9.266      $10.715        20,991
                              2006       $10.715      $10.921        18,438
                              2007       $10.921      $12.771        18,330
                              2008       $12.771      $ 6.545        13,225
                              2009       $ 6.545      $10.967        12,876
                              2010       $10.967      $13.707        14,160
                              2011       $13.707      $12.507        11,477
                              2012       $12.507      $13.750        11,077
                              2013       $13.750      $20.279        11,426
                              2014       $20.279      $20.972         6,717
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $11.187      $11.857        22,301
                              2006       $11.857      $13.345        14,754
                              2007       $13.345      $14.184        10,361
                              2008       $14.184      $10.544         8,949
                              2009       $10.544      $12.352         8,589
                              2010       $12.352      $12.902         8,379
                              2011       $12.902      $11.626         8,246
                              2012       $11.626      $12.163         8,008
                              2013       $12.163      $12.933             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.209      $10.537        20,110
                              2006       $10.537      $11.980        13,071
                              2007       $11.980      $11.039        12,993
                              2008       $11.039      $ 6.637         5,971
                              2009       $ 6.637      $ 8.450         6,160
                              2010       $ 8.450      $ 9.479         6,158
                              2011       $ 9.479      $ 8.866         6,157
                              2012       $ 8.866      $10.359         6,156
                              2013       $10.359      $13.785         6,155
                              2014       $13.785      $14.971         6,155
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $10.629      $11.697        14,877
                              2006       $11.697      $14.653        12,231
                              2007       $14.653      $15.572        12,845
                              2008       $15.572      $ 8.560        11,055
                              2009       $ 8.560      $10.463         9,781
                              2010       $10.463      $11.292         8,785
                              2011       $11.292      $ 9.199         8,149
                              2012       $ 9.199      $11.000         8,139
                              2013       $11.000      $13.817         8,130
                              2014       $13.817      $12.633         6,050
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.225      $13.884        21,761
                              2006       $13.884      $15.973        22,510
                              2007       $15.973      $13.672        20,944
                              2008       $13.672      $ 8.131        19,669
                              2009       $ 8.131      $10.489        19,607
                              2010       $10.489      $12.961        18,942
                              2011       $12.961      $12.112        17,999
                              2012       $12.112      $13.956        17,320
                              2013       $13.956      $19.109        16,925
                              2014       $19.109      $19.386        16,392

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 8.275      $ 8.579         9,392
                              2006       $ 8.579      $ 8.871         8,772
                              2007       $ 8.871      $ 9.180         5,640
                              2008       $ 9.180      $ 5.669         3,761
                              2009       $ 5.669      $ 9.114         3,364
                              2010       $ 9.114      $10.798         3,122
                              2011       $10.798      $ 8.700         2,953
                              2012       $ 8.700      $ 9.747         2,805
                              2013       $ 9.747      $13.740         2,689
                              2014       $13.740      $14.786           798
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $15.441      $20.272           269
                              2006       $20.272      $27.270           254
                              2007       $27.270      $37.561           243
                              2008       $37.561      $15.978           218
                              2009       $15.978      $26.617           208
                              2010       $26.617      $31.073           816
                              2011       $31.073      $24.925           746
                              2012       $24.925      $29.322           682
                              2013       $29.322      $28.464           674
                              2014       $28.464      $26.663           666
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $18.066         2,498
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $10.661      $11.615        17,482
                              2006       $11.615      $14.255        17,633
                              2007       $14.255      $16.020        15,966
                              2008       $16.020      $ 8.700        14,869
                              2009       $ 8.700      $11.309         6,931
                              2010       $11.309      $11.722         6,924
                              2011       $11.722      $11.074         6,897
                              2012       $11.074      $12.365         6,541
                              2013       $12.365      $14.061         6,468
                              2014       $14.061      $14.088         6,205

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.066         7,906
                              2014       $14.066      $14.071         6,082
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 8.812      $10.001         4,295
                              2006       $10.001      $10.213        10,055
                              2007       $10.213      $12.209         3,584
                              2008       $12.209      $ 6.084         3,232
                              2009       $ 6.084      $ 9.879         3,062
                              2010       $ 9.879      $11.905         1,992
                              2011       $11.905      $11.350         1,821
                              2012       $11.350      $12.732         1,662
                              2013       $12.732      $18.490         1,650
                              2014       $18.490      $19.289         1,463
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.100      $13.953        10,702
                              2006       $13.953      $14.955        15,502
                              2007       $14.955      $17.991        11,747
                              2008       $17.991      $ 9.393        11,924
                              2009       $ 9.393      $14.524         3,179
                              2010       $14.524      $18.849         3,088
                              2011       $18.849      $17.171           485
                              2012       $17.171      $18.304           482
                              2013       $18.304      $24.682           476
                              2014       $24.682      $24.684           299
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $17.976      $20.638        42,345
                              2006       $20.638      $27.945        40,550
                              2007       $27.945      $22.726        17,910
                              2008       $22.726      $13.842        10,626
                              2009       $13.842      $17.425         9,277
                              2010       $17.425      $22.211         3,982
                              2011       $22.211      $23.075         3,662
                              2012       $23.075      $26.215         3,387
                              2013       $26.215      $26.239         3,240
                              2014       $26.239      $33.384         2,046



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.9



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $10.225      $10.484       408,626
                              2006       $10.484      $12.023       376,318
                              2007       $12.023      $12.356       316,359
                              2008       $12.356      $ 7.182       265,093
                              2009       $ 7.182      $ 8.473       219,511
                              2010       $ 8.473      $ 9.368       180,695
                              2011       $ 9.368      $ 9.740       148,015
                              2012       $ 9.740      $11.193       137,670
                              2013       $11.193      $14.767        96,182
                              2014       $14.767      $15.820        90,234
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 9.496      $10.391        64,667
                              2006       $10.484      $12.023       376,318
                              2007       $10.059      $11.108        59,178
                              2008       $11.108      $ 6.250        43,025
                              2009       $ 6.250      $ 8.139        71,030
                              2010       $ 8.139      $ 9.159        56,564
                              2011       $ 9.159      $ 9.065        44,738
                              2012       $ 9.065      $10.091        39,889
                              2013       $10.091      $13.228        34,247
                              2014       $13.228      $14.647        30,810
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 8.094      $ 9.112       109,632
                              2006       $ 9.112      $ 8.875       114,135
                              2007       $ 8.875      $ 9.883        93,508
                              2008       $ 9.883      $ 5.829        81,819
                              2009       $ 5.829      $ 7.834        55,666
                              2010       $ 7.834      $ 8.434        50,934
                              2011       $ 8.434      $ 7.997        36,816
                              2012       $ 7.997      $ 9.102        27,320
                              2013       $ 9.102      $12.222        24,020
                              2014       $12.222      $13.639        20,890

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY PM, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.666      $10.801         1,015
                              2006       $10.801      $11.579         5,368
                              2007       $11.579      $11.657         2,744
                              2008       $11.657      $ 8.755         3,022
                              2009       $ 8.755      $12.246         5,821
                              2010       $12.246      $13.595        12,894
                              2011       $13.595      $13.934        10,376
                              2012       $13.934      $15.783        10,839
                              2013       $15.783      $16.681         4,755
                              2014       $16.681      $16.347         4,791
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.209      $11.163        17,067
                              2006       $11.163      $12.939        50,178
                              2007       $12.939      $13.158        78,766
                              2008       $13.158      $ 9.072        62,172
                              2009       $ 9.072      $12.058       103,677
                              2010       $12.058      $13.317       104,570
                              2011       $13.317      $13.365        79,414
                              2012       $13.365      $14.757        36,736
                              2013       $14.757      $16.482        24,638
                              2014       $16.482      $16.901        22,984
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.921      $11.835        13,268
                              2006       $11.835      $13.733        35,121
                              2007       $13.733      $13.928        37,994
                              2008       $13.928      $ 8.586        29,988
                              2009       $ 8.586      $10.608        31,791
                              2010       $10.608      $11.562        30,579
                              2011       $11.562      $11.216        31,949
                              2012       $11.216      $12.559        27,783
                              2013       $12.559      $15.789        24,977
                              2014       $15.789      $16.579        22,853

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.487      $12.405        26,752
                              2006       $12.405      $14.767        40,216
                              2007       $14.767      $16.711        44,245
                              2008       $16.711      $ 9.765        25,777
                              2009       $ 9.765      $13.118        32,594
                              2010       $13.118      $13.939        30,150
                              2011       $13.939      $12.211        26,898
                              2012       $12.211      $14.150        22,617
                              2013       $14.150      $17.056        20,962
                              2014       $17.056      $14.857        18,746
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 7.594      $ 8.034        56,702
                              2006       $ 8.034      $ 8.100        52,238
                              2007       $ 8.100      $ 9.286        44,429
                              2008       $ 9.286      $ 4.643        42,681
                              2009       $ 4.643      $ 7.558        37,809
                              2010       $ 7.558      $ 8.878        17,998
                              2011       $ 8.878      $ 8.165        14,319
                              2012       $ 8.165      $ 9.102        72,126
                              2013       $ 9.102      $12.503        65,094
                              2014       $12.503      $13.290        59,362
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $ 7.527      $ 7.942       253,949
                              2006       $ 7.942      $ 7.989       228,453
                              2007       $ 7.989      $ 9.133       194,148
                              2008       $ 9.133      $ 4.555       168,257
                              2009       $ 4.555      $ 7.396       130,459
                              2010       $ 7.396      $ 8.668       117,452
                              2011       $ 8.668      $ 7.954       102,417
                              2012       $ 7.954      $ 8.841        94,178
                              2013       $ 8.841      $12.114        77,356
                              2014       $12.114      $12.844        74,379

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $10.812      $11.903       344,756
                              2006       $11.903      $14.083       313,313
                              2007       $14.083      $14.886       256,562
                              2008       $14.886      $ 8.566       199,187
                              2009       $ 8.566      $11.689       170,478
                              2010       $11.689      $14.006       151,060
                              2011       $14.006      $13.856       118,362
                              2012       $13.856      $15.931        96,720
                              2013       $15.931      $20.966        82,871
                              2014       $20.966      $22.555        75,704
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 9.066      $ 9.673       135,057
                              2006       $ 9.673      $10.079       173,575
                              2007       $10.079      $11.065       152,860
                              2008       $11.065      $ 6.237       109,296
                              2009       $ 6.237      $ 7.402        97,866
                              2010       $ 7.402      $ 8.379        82,857
                              2011       $ 8.379      $ 7.564        70,037
                              2012       $ 7.564      $ 8.676             0
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $11.831      $12.074       496,495
                              2006       $12.074      $13.735       468,737
                              2007       $13.735      $13.148       387,824
                              2008       $13.148      $ 8.273       326,791
                              2009       $ 8.273      $10.413       302,271
                              2010       $10.413      $11.809       230,510
                              2011       $11.809      $11.332       192,669
                              2012       $11.332      $13.209       146,607
                              2013       $13.209      $17.564       118,946
                              2014       $17.564      $18.783       108,319
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.771       103,731
                              2007       $10.771      $11.413        92,646
                              2008       $11.413      $ 7.815        73,163
                              2009       $ 7.815      $ 9.828        49,461
                              2010       $ 9.828      $10.554        41,197
                              2011       $10.554      $10.338        33,540
                              2012       $10.338      $11.540        30,623
                              2013       $11.540      $14.620        31,750
                              2014       $14.620      $15.498        27,423

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $ 9.874      $10.197       324,816
                              2006       $10.197      $11.078       293,661
                              2007       $11.078      $11.281       243,358
                              2008       $11.281      $ 7.026       209,702
                              2009       $ 7.026      $ 8.535       176,627
                              2010       $ 8.535      $ 9.220       124,662
                              2011       $ 9.220      $ 9.032       113,113
                              2012       $ 9.032      $10.479        88,412
                              2013       $10.479      $13.432        79,021
                              2014       $13.432      $14.816        76,344
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.256        23,954
                              2012       $12.256      $13.501        18,992
                              2013       $13.501      $16.527        13,619
                              2014       $16.527      $17.620        12,726
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.764        70,732
                              2012       $ 9.764      $10.854        65,145
                              2013       $10.854      $13.006        55,889
                              2014       $13.006      $12.810        53,367
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $11.992      $12.481       168,650
                              2006       $12.481      $14.877       161,349
                              2007       $14.877      $15.568       140,595
                              2008       $15.568      $ 8.989       112,685
                              2009       $ 8.989      $10.231       112,510
                              2010       $10.231      $11.221        83,482
                              2011       $11.221      $12.082             0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.110        31,162
                              2014       $14.110      $14.049        31,254

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $ 9.382      $ 9.374        73,125
                              2006       $ 9.374      $10.016        61,593
                              2007       $10.016      $10.200        61,063
                              2008       $10.200      $ 7.679        46,635
                              2009       $ 7.679      $10.859        31,017
                              2010       $10.859      $11.703        33,056
                              2011       $11.703      $11.662        15,149
                              2012       $11.662      $13.546        13,919
                              2013       $13.546      $13.949             0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $11.112      $11.623        55,232
                              2006       $11.623      $12.984        50,458
                              2007       $12.984      $13.090        46,422
                              2008       $13.090      $ 9.438        39,067
                              2009       $ 9.438      $11.555        33,967
                              2010       $11.555      $12.701        27,810
                              2011       $12.701      $13.493             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.790      $11.382         9,637
                              2006       $11.382      $12.412         8,815
                              2007       $12.412      $13.326         9,413
                              2008       $13.326      $ 9.337         4,005
                              2009       $ 9.337      $11.917         7,917
                              2010       $11.917      $13.330         9,309
                              2011       $13.330      $12.233         9,654
                              2012       $12.233      $13.304         8,925
                              2013       $13.304      $16.798         7,426
                              2014       $16.798      $17.195         6,961
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.099      $12.088        32,469
                              2006       $12.088      $12.433        32,761
                              2007       $12.433      $14.330        30,762
                              2008       $14.330      $ 7.467        25,008
                              2009       $ 7.467      $11.446        28,853
                              2010       $11.446      $14.279        24,837
                              2011       $14.279      $12.687        23,695
                              2012       $12.687      $13.881        12,002
                              2013       $13.881      $18.586        10,613
                              2014       $18.586      $19.619        10,150

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $ 9.659      $ 9.888       335,708
                              2006       $ 9.888      $11.168       304,202
                              2007       $11.168      $11.493       244,785
                              2008       $11.493      $ 7.067       206,916
                              2009       $ 7.067      $ 8.732       227,961
                              2010       $ 8.732      $ 9.808       191,650
                              2011       $ 9.808      $ 9.762       125,335
                              2012       $ 9.762      $11.052       113,843
                              2013       $11.052      $14.252       107,380
                              2014       $14.252      $15.780        93,033
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $ 8.465      $ 9.489        56,285
                              2006       $ 9.489      $11.165        64,213
                              2007       $11.165      $13.136        53,589
                              2008       $13.136      $ 8.569        42,092
                              2009       $ 8.569      $ 9.981        44,954
                              2010       $ 9.981      $10.443        42,122
                              2011       $10.443      $11.856        30,094
                              2012       $11.856      $13.764        20,723
                              2013       $13.764      $15.858        15,193
                              2014       $15.858      $16.750             0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $ 9.423      $11.336        56,625
                              2006       $11.336      $11.961        68,547
                              2007       $11.961      $13.995        49,852
                              2008       $13.995      $ 6.996        54,792
                              2009       $ 6.996      $11.593        52,502
                              2010       $11.593      $14.288        50,679
                              2011       $14.288      $12.942        36,717
                              2012       $12.942      $14.158        31,806
                              2013       $14.158      $15.004             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $10.202      $10.836       176,568
                              2006       $10.836      $13.796       161,459
                              2007       $13.796      $15.596       143,989
                              2008       $15.596      $ 8.737       126,101
                              2009       $ 8.737      $10.912       102,204
                              2010       $10.912      $11.440        81,507
                              2011       $11.440      $10.109        70,579
                              2012       $10.109      $11.708        65,471
                              2013       $11.708      $14.598        42,024
                              2014       $14.598      $12.969        43,693
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $ 9.792      $10.217        47,118
                              2006       $10.217      $11.853        45,731
                              2007       $11.853      $13.555        42,782
                              2008       $13.555      $ 7.446        35,058
                              2009       $ 7.446      $ 7.103             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $11.709      $11.831       204,685
                              2006       $11.831      $12.217       170,422
                              2007       $12.217      $12.660       148,168
                              2008       $12.660      $11.278        99,535
                              2009       $11.278      $13.520       107,824
                              2010       $13.520      $14.446        96,203
                              2011       $14.446      $14.828        72,854
                              2012       $14.828      $16.543        67,114
                              2013       $16.543      $16.347        55,960
                              2014       $16.347      $17.209        53,960

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $10.347      $10.296       285,331
                              2006       $10.296      $10.499       224,364
                              2007       $10.499      $10.578       184,204
                              2008       $10.578      $ 8.791       121,824
                              2009       $ 8.791      $ 9.095       120,481
                              2010       $ 9.095      $ 9.113       109,322
                              2011       $ 9.113      $ 9.152        95,285
                              2012       $ 9.152      $ 9.244        87,634
                              2013       $ 9.244      $ 9.070        79,330
                              2014       $ 9.070      $ 8.964        79,719
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $ 9.650      $ 9.699       109,800
                              2006       $ 9.699      $ 9.922        98,057
                              2007       $ 9.922      $10.178        98,564
                              2008       $10.178      $10.195       212,875
                              2009       $10.195      $ 9.995       123,533
                              2010       $ 9.995      $ 9.798        98,460
                              2011       $ 9.798      $ 9.605        88,744
                              2012       $ 9.605      $ 9.416        97,215
                              2013       $ 9.416      $ 9.230        94,598
                              2014       $ 9.230      $ 9.048        86,152
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $ 9.246      $10.686       354,728
                              2006       $10.686      $10.885       324,226
                              2007       $10.885      $12.721       265,665
                              2008       $12.721      $ 6.515       239,880
                              2009       $ 6.515      $10.911       185,316
                              2010       $10.911      $13.628       164,878
                              2011       $13.628      $12.428       136,188
                              2012       $12.428      $13.655       108,201
                              2013       $13.655      $20.127       103,847
                              2014       $20.127      $20.802        92,061

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $11.163      $11.825       174,800
                              2006       $11.825      $13.301       163,323
                              2007       $13.301      $14.128       138,684
                              2008       $14.128      $10.497       122,578
                              2009       $10.497      $12.289       121,079
                              2010       $12.289      $12.828       106,441
                              2011       $12.828      $11.553        96,812
                              2012       $11.553      $12.079        77,779
                              2013       $12.079      $12.842             0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.188      $10.508        60,183
                              2006       $10.508      $11.940        51,131
                              2007       $11.940      $10.996        43,364
                              2008       $10.996      $ 6.607        39,230
                              2009       $ 6.607      $ 8.407        27,192
                              2010       $ 8.407      $ 9.425        23,765
                              2011       $ 9.425      $ 8.810        13,818
                              2012       $ 8.810      $10.288        11,793
                              2013       $10.288      $13.682        10,852
                              2014       $13.682      $14.850         9,061
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $10.606      $11.665       187,094
                              2006       $11.665      $14.604       191,447
                              2007       $14.604      $15.511       171,382
                              2008       $15.511      $ 8.521       139,346
                              2009       $ 8.521      $10.410       111,869
                              2010       $10.410      $11.227        91,156
                              2011       $11.227      $ 9.141        80,188
                              2012       $ 9.141      $10.924        66,467
                              2013       $10.924      $13.713        50,595
                              2014       $13.713      $12.530        46,834
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.204      $13.854       124,592
                              2006       $13.854      $15.929       118,421
                              2007       $15.929      $13.626       109,059
                              2008       $13.626      $ 8.098        89,724
                              2009       $ 8.098      $10.441        82,054
                              2010       $10.441      $12.894        74,391
                              2011       $12.894      $12.042        62,647
                              2012       $12.042      $13.867        54,738
                              2013       $13.867      $18.976        53,706
                              2014       $18.976      $19.239        50,002

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 8.257      $ 8.555       126,102
                              2006       $ 8.555      $ 8.842       104,720
                              2007       $ 8.842      $ 9.144        88,685
                              2008       $ 9.144      $ 5.644        78,389
                              2009       $ 5.644      $ 9.067        69,699
                              2010       $ 9.067      $10.736        61,979
                              2011       $10.736      $ 8.645        55,173
                              2012       $ 8.645      $ 9.679        36,802
                              2013       $ 9.679      $13.637        31,170
                              2014       $13.637      $14.666        29,243
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $15.408      $20.217        59,869
                              2006       $20.217      $27.179        65,468
                              2007       $27.179      $37.414        53,560
                              2008       $37.414      $15.906        35,101
                              2009       $15.906      $26.481        34,789
                              2010       $26.481      $30.896        37,939
                              2011       $30.896      $24.767        28,176
                              2012       $24.767      $29.120        21,919
                              2013       $29.120      $28.250        15,917
                              2014       $28.250      $26.447        14,794
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $17.920        15,025
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $10.639      $11.583        73,325
                              2006       $11.583      $14.208        72,691
                              2007       $14.208      $15.957        75,217
                              2008       $15.957      $ 8.661        57,496
                              2009       $ 8.661      $11.251        63,131
                              2010       $11.251      $11.655        40,783
                              2011       $11.655      $11.004        27,278
                              2012       $11.004      $12.279        24,868
                              2013       $12.279      $13.956        22,376
                              2014       $13.956      $13.974        22,280
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $13.961        65,558
                              2014       $13.961      $13.957        62,193

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 8.794      $ 9.974        52,024
                              2006       $ 9.974      $10.179        52,483
                              2007       $10.179      $12.161        55,395
                              2008       $12.161      $ 6.057        42,698
                              2009       $ 6.057      $ 9.829        36,081
                              2010       $ 9.829      $11.837        26,719
                              2011       $11.837      $11.279        21,003
                              2012       $11.279      $12.644        18,366
                              2013       $12.644      $18.352        18,654
                              2014       $18.352      $19.133        18,300
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.081      $13.923       131,074
                              2006       $13.923      $14.914       127,187
                              2007       $14.914      $17.930        98,462
                              2008       $17.930      $ 9.355        84,787
                              2009       $ 9.355      $14.457        74,416
                              2010       $14.457      $18.751        66,842
                              2011       $18.751      $17.071        41,625
                              2012       $17.071      $18.187        33,076
                              2013       $18.187      $24.510        26,331
                              2014       $24.510      $24.497        22,815
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $17.938      $20.582       102,983
                              2006       $20.582      $27.852        96,837
                              2007       $27.852      $22.637        82,935
                              2008       $22.637      $13.780        63,258
                              2009       $13.780      $17.336        59,700
                              2010       $17.336      $22.085        40,102
                              2011       $22.085      $22.930        33,271
                              2012       $22.930      $26.034        29,460
                              2013       $26.034      $26.042        27,723
                              2014       $26.042      $33.114        25,635



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE INCOME
                         BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.9



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $10.225      $10.484           514
                              2006       $10.484      $12.023           500
                              2007       $12.023      $12.356           476
                              2008       $12.356      $ 7.182       265,093
                              2010       $10.000      $ 9.368       180,695
                              2011       $ 9.368      $ 9.740       148,015
                              2012       $ 9.740      $11.193       137,670
                              2013       $11.193      $14.767        96,182
                              2014       $14.767      $15.820        90,234
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 9.496      $10.391             0
                              2006       $10.391      $10.059             0
                              2007       $10.059      $11.108             0
                              2008       $11.108      $ 6.250        43,025
                              2010       $10.000      $ 9.159        56,564
                              2011       $ 9.159      $ 9.065        44,738
                              2012       $ 9.065      $10.091        39,889
                              2013       $10.091      $13.228        34,247
                              2014       $13.228      $14.647        30,810
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 8.094      $ 9.112             0
                              2006       $ 9.112      $ 8.875             0
                              2007       $ 8.875      $ 9.883             0
                              2008       $ 9.883      $ 5.829        81,819
                              2010       $10.000      $ 8.434        50,934
                              2011       $ 8.434      $ 7.997        36,816
                              2012       $ 7.997      $ 9.102        27,320
                              2013       $ 9.102      $12.222        24,020
                              2014       $12.222      $13.639        20,890

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.666      $10.800             0
                              2006       $10.800      $11.578             0
                              2007       $11.578      $11.656             0
                              2008       $11.656      $ 8.755         3,022
                              2010       $10.000      $13.595        12,894
                              2011       $13.595      $13.934        10,376
                              2012       $13.934      $15.783        10,839
                              2013       $15.783      $16.681         4,755
                              2014       $16.681      $16.347         4,791
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.209      $11.162             0
                              2006       $11.162      $12.938             0
                              2007       $12.938      $13.156             0
                              2008       $13.156      $ 9.072        62,172
                              2010       $10.000      $13.317       104,570
                              2011       $13.317      $13.365        79,414
                              2012       $13.365      $14.757        36,736
                              2013       $14.757      $16.482        24,638
                              2014       $16.482      $16.901        22,984
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.921      $11.834             0
                              2006       $11.834      $13.732             0
                              2007       $13.732      $13.927             0
                              2008       $13.927      $ 8.586        29,988
                              2010       $10.000      $11.562        30,579
                              2011       $11.562      $11.216        31,949
                              2012       $11.216      $12.559        27,783
                              2013       $12.559      $15.789        24,977
                              2014       $15.789      $16.579        22,853

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.487      $12.404             0
                              2006       $12.404      $14.766             0
                              2007       $14.766      $16.709             0
                              2008       $16.709      $ 9.765        25,777
                              2010       $10.000      $13.939        30,150
                              2011       $13.939      $12.211        26,898
                              2012       $12.211      $14.150        22,617
                              2013       $14.150      $17.056        20,962
                              2014       $17.056      $14.857        18,746
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 7.594      $ 8.034             0
                              2006       $ 8.034      $ 8.100             0
                              2007       $ 8.100      $ 9.286             0
                              2008       $ 9.286      $ 4.643        42,681
                              2010       $10.000      $ 8.878        17,998
                              2011       $ 8.878      $ 8.165        14,319
                              2012       $ 8.165      $ 9.102        72,126
                              2013       $ 9.102      $12.503        65,094
                              2014       $12.503      $13.290        59,362
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $ 7.527      $ 7.942         1,294
                              2006       $ 7.942      $ 7.989             0
                              2007       $ 7.989      $ 9.133             0
                              2008       $ 9.133      $ 4.555       168,257
                              2010       $10.000      $ 8.668       117,452
                              2011       $ 8.668      $ 7.954       102,417
                              2012       $ 7.954      $ 8.841        94,178
                              2013       $ 8.841      $12.114        77,356
                              2014       $12.114      $12.844        74,379
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $10.812      $11.903         2,952
                              2006       $11.903      $14.083         1,917
                              2007       $14.083      $14.886         1,840
                              2008       $14.886      $ 8.566       199,187
                              2010       $10.000      $14.006       151,060
                              2011       $14.006      $13.856       118,362
                              2012       $13.856      $15.931        96,720
                              2013       $15.931      $20.966        82,871
                              2014       $20.966      $22.555        75,704

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 9.066      $ 9.673             0
                              2006       $ 9.673      $10.079             0
                              2007       $10.079      $11.065             0
                              2008       $11.065      $ 6.237       109,296
                              2010       $10.000      $ 8.379        82,857
                              2011       $ 8.379      $ 7.564        70,037
                              2012       $ 7.564      $ 8.676             0
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $11.831      $12.074         3,075
                              2006       $12.074      $13.735         1,385
                              2007       $13.735      $13.148         1,428
                              2008       $13.148      $ 8.273       326,791
                              2010       $10.000      $11.809       230,510
                              2011       $11.809      $11.332       192,669
                              2012       $11.332      $13.209       146,607
                              2013       $13.209      $17.564       118,946
                              2014       $17.564      $18.783       108,319
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.771       103,731
                              2007       $10.771      $11.413        92,646
                              2008       $11.413      $ 7.815        73,163
                              2010       $10.000      $10.554        41,197
                              2011       $10.554      $10.338        33,540
                              2012       $10.338      $11.540        30,623
                              2013       $11.540      $14.620        31,750
                              2014       $14.620      $15.498        27,423
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $ 9.874      $10.197         2,494
                              2006       $10.197      $11.078         2,321
                              2007       $11.078      $11.281         2,240
                              2008       $11.281      $ 7.026       209,702
                              2010       $10.000      $ 9.220       124,662
                              2011       $ 9.220      $ 9.032       113,113
                              2012       $ 9.032      $10.479        88,412
                              2013       $10.479      $13.432        79,021
                              2014       $13.432      $14.816        76,344

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.256        23,954
                              2012       $12.256      $13.501        18,992
                              2013       $13.501      $16.527        13,619
                              2014       $16.527      $17.620        12,726
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.764        70,732
                              2012       $ 9.764      $10.854        65,145
                              2013       $10.854      $13.006        55,889
                              2014       $13.006      $12.810        53,367
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $11.992      $12.481             0
                              2006       $12.481      $14.877             0
                              2007       $14.877      $15.568             0
                              2008       $15.568      $ 8.989       112,685
                              2010       $10.000      $11.221        83,482
                              2011       $11.221      $12.082             0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.110        31,162
                              2014       $14.110      $14.049        31,254
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $ 9.382      $ 9.374         1,007
                              2006       $ 9.374      $10.016             0
                              2007       $10.016      $10.200             0
                              2008       $10.200      $ 7.679        46,635
                              2010       $10.000      $11.703        33,056
                              2011       $11.703      $11.662        15,149
                              2012       $11.662      $13.546        13,919
                              2013       $13.546      $13.949             0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $11.112      $11.623             0
                              2006       $11.623      $12.984             0
                              2007       $12.984      $13.090             0
                              2008       $13.090      $ 9.438        39,067
                              2010       $10.000      $12.701        27,810
                              2011       $12.701      $13.493             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.790      $11.381             0
                              2006       $11.381      $12.411             0
                              2007       $12.411      $13.325             0
                              2008       $13.325      $ 9.337         4,005
                              2010       $10.000      $13.330         9,309
                              2011       $13.330      $12.233         9,654
                              2012       $12.233      $13.304         8,925
                              2013       $13.304      $16.798         7,426
                              2014       $16.798      $17.195         6,961
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.099      $12.087             0
                              2006       $12.087      $12.431             0
                              2007       $12.431      $14.328             0
                              2008       $14.328      $ 7.467        25,008
                              2010       $10.000      $14.279        24,837
                              2011       $14.279      $12.687        23,695
                              2012       $12.687      $13.881        12,002
                              2013       $13.881      $18.586        10,613
                              2014       $18.586      $19.619        10,150
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $ 9.659      $ 9.888           304
                              2006       $ 9.888      $11.168            29
                              2007       $11.168      $11.493            28
                              2008       $11.493      $ 7.067       206,916
                              2010       $10.000      $ 9.808       191,650
                              2011       $ 9.808      $ 9.762       125,335
                              2012       $ 9.762      $11.052       113,843
                              2013       $11.052      $14.252       107,380
                              2014       $14.252      $15.780        93,033

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $ 8.465      $ 9.489             0
                              2006       $ 9.489      $11.165             0
                              2007       $11.165      $13.136             0
                              2008       $13.136      $ 8.569        42,092
                              2010       $10.000      $10.443        42,122
                              2011       $10.443      $11.856        30,094
                              2012       $11.856      $13.764        20,723
                              2013       $13.764      $15.858        15,193
                              2014       $15.858      $16.750             0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $ 9.423      $11.336         2,908
                              2006       $11.336      $11.961         2,702
                              2007       $11.961      $13.995         2,599
                              2008       $13.995      $ 6.996        54,792
                              2010       $10.000      $14.288        50,679
                              2011       $14.288      $12.942        36,717
                              2012       $12.942      $14.158        31,806
                              2013       $14.158      $15.004             0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $10.202      $10.836         1,696
                              2006       $10.836      $13.796         1,596
                              2007       $13.796      $15.596         1,531
                              2008       $15.596      $ 8.737       126,101
                              2010       $10.000      $11.440        81,507
                              2011       $11.440      $10.109        70,579
                              2012       $10.109      $11.708        65,471
                              2013       $11.708      $14.598        42,024
                              2014       $14.598      $12.969        43,693
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $ 9.792      $10.217           313
                              2006       $10.217      $11.853            30
                              2007       $11.853      $13.555            29
                              2008       $13.555      $ 7.446        35,058

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $11.709      $11.831         1,851
                              2006       $11.831      $12.217         1,755
                              2007       $12.217      $12.660         1,755
                              2008       $12.660      $11.278        99,535
                              2010       $10.000      $14.446        96,203
                              2011       $14.446      $14.828        72,854
                              2012       $14.828      $16.543        67,114
                              2013       $16.543      $16.347        55,960
                              2014       $16.347      $17.209        53,960
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $10.347      $10.296           915
                              2006       $10.296      $10.499             0
                              2007       $10.499      $10.578             0
                              2008       $10.578      $ 8.791       121,824
                              2010       $10.000      $ 9.113       109,322
                              2011       $ 9.113      $ 9.152        95,285
                              2012       $ 9.152      $ 9.244        87,634
                              2013       $ 9.244      $ 9.070        79,330
                              2014       $ 9.070      $ 8.964        79,719
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $ 9.650      $ 9.699         1,681
                              2006       $ 9.699      $ 9.922         1,595
                              2007       $ 9.922      $10.178         1,595
                              2008       $10.178      $10.195       212,875
                              2010       $10.000      $ 9.798        98,460
                              2011       $ 9.798      $ 9.605        88,744
                              2012       $ 9.605      $ 9.416        97,215
                              2013       $ 9.416      $ 9.230        94,598
                              2014       $ 9.230      $ 9.048        86,152
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $ 9.246      $10.686           407
                              2006       $10.686      $10.885           396
                              2007       $10.885      $12.721           377
                              2008       $12.721      $ 6.515       239,880
                              2010       $10.000      $13.628       164,878
                              2011       $13.628      $12.428       136,188
                              2012       $12.428      $13.655       108,201
                              2013       $13.655      $20.127       103,847
                              2014       $20.127      $20.802        92,061

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $11.163      $11.825         2,959
                              2006       $11.825      $13.301         1,629
                              2007       $13.301      $14.128         1,599
                              2008       $14.128      $10.497       122,578
                              2010       $10.000      $12.828       106,441
                              2011       $12.828      $11.553        96,812
                              2012       $11.553      $12.079        77,779
                              2013       $12.079      $12.842             0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.188      $10.508           293
                              2006       $10.508      $11.940            28
                              2007       $11.940      $10.996            27
                              2008       $10.996      $ 6.607        39,230
                              2010       $10.000      $ 9.425        23,765
                              2011       $ 9.425      $ 8.810        13,818
                              2012       $ 8.810      $10.288        11,793
                              2013       $10.288      $13.682        10,852
                              2014       $13.682      $14.850         9,061
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $10.606      $11.665         2,093
                              2006       $11.665      $14.604         1,079
                              2007       $14.604      $15.511           984
                              2008       $15.511      $ 8.521       139,346
                              2010       $10.000      $11.227        91,156
                              2011       $11.227      $ 9.141        80,188
                              2012       $ 9.141      $10.924        66,467
                              2013       $10.924      $13.713        50,595
                              2014       $13.713      $12.530        46,834
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.204      $13.854         1,077
                              2006       $13.854      $15.929           691
                              2007       $15.929      $13.626           678
                              2008       $13.626      $ 8.098        89,724
                              2010       $10.000      $12.894        74,391
                              2011       $12.894      $12.042        62,647
                              2012       $12.042      $13.867        54,738
                              2013       $13.867      $18.976        53,706
                              2014       $18.976      $19.239        50,002

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 8.257      $ 8.555         2,010
                              2006       $ 8.555      $ 8.842         2,183
                              2007       $ 8.842      $ 9.144         2,176
                              2008       $ 9.144      $ 5.644        78,389
                              2010       $10.000      $10.736        61,979
                              2011       $10.736      $ 8.645        55,173
                              2012       $ 8.645      $ 9.679        36,802
                              2013       $ 9.679      $13.637        31,170
                              2014       $13.637      $14.666        29,243
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $15.408      $20.217           176
                              2006       $20.217      $27.179           157
                              2007       $27.179      $37.414           111
                              2008       $37.414      $15.906        35,101
                              2010       $10.000      $30.896        37,939
                              2011       $30.896      $24.767        28,176
                              2012       $24.767      $29.120        21,919
                              2013       $29.120      $28.250        15,917
                              2014       $28.250      $26.447        14,794
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $17.920        15,025
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $10.639      $11.583             0
                              2006       $11.583      $14.208             0
                              2007       $14.208      $15.957             0
                              2008       $15.957      $ 8.661        57,496
                              2010       $10.000      $11.655        40,783
                              2011       $11.655      $11.004        27,278
                              2012       $11.004      $12.279        24,868
                              2013       $12.279      $13.956        22,376
                              2014       $13.956      $13.974        22,280

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $13.961        65,558
                              2014       $13.961      $13.957        62,193
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 8.794      $ 9.974             0
                              2006       $ 9.974      $10.179             0
                              2007       $10.179      $12.161             0
                              2008       $12.161      $ 6.057        42,698
                              2010       $10.000      $11.837        26,719
                              2011       $11.837      $11.279        21,003
                              2012       $11.279      $12.644        18,366
                              2013       $12.644      $18.352        18,654
                              2014       $18.352      $19.133        18,300
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.081      $13.923           643
                              2006       $13.923      $14.914             0
                              2007       $14.914      $17.930             0
                              2008       $17.930      $ 9.355        84,787
                              2010       $10.000      $18.751        66,842
                              2011       $18.751      $17.071        41,625
                              2012       $17.071      $18.187        33,076
                              2013       $18.187      $24.510        26,331
                              2014       $24.510      $24.497        22,815
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $17.938      $20.582           445
                              2006       $20.582      $27.852           142
                              2007       $27.852      $22.637           150
                              2008       $22.637      $13.780        63,258
                              2010       $10.000      $22.085        40,102
                              2011       $22.085      $22.930        33,271
                              2012       $22.930      $26.034        29,460
                              2013       $26.034      $26.042        27,723
                              2014       $26.042      $33.114        25,635



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.0



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2005       $10.189      $10.437       308,155
                              2006       $10.437      $11.956       268,493
                              2007       $11.956      $12.275       230,982
                              2008       $12.275      $ 7.128       174,325
                              2009       $ 7.128      $ 8.401       157,489
                              2010       $ 8.401      $ 9.279       118,669
                              2011       $ 9.279      $ 9.638       103,055
                              2012       $ 9.638      $11.065        92,565
                              2013       $11.065      $14.583        91,782
                              2014       $14.583      $15.607        68,987
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2005       $ 9.462      $10.344        61,575
                              2006       $10.344      $10.004        47,328
                              2007       $10.004      $11.035        41,458
                              2008       $11.035      $ 6.203        37,662
                              2009       $ 6.203      $ 8.070        30,584
                              2010       $ 8.070      $ 9.072        26,258
                              2011       $ 9.072      $ 8.970        18,943
                              2012       $ 8.970      $ 9.975        18,449
                              2013       $ 9.975      $13.063        16,502
                              2014       $13.063      $14.450        17,270
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2005       $ 8.066      $ 9.071        61,745
                              2006       $ 9.071      $ 8.826        64,399
                              2007       $ 8.826      $ 9.818        62,341
                              2008       $ 9.818      $ 5.785        54,100
                              2009       $ 5.785      $ 7.767        44,603
                              2010       $ 7.767      $ 8.354        34,697
                              2011       $ 8.354      $ 7.913        32,727
                              2012       $ 7.913      $ 8.997        28,656
                              2013       $ 8.997      $12.070        20,140
                              2014       $12.070      $13.455        17,877

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN HIGH INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2005       $10.658      $10.783         2,691
                              2006       $10.783      $11.548         7,992
                              2007       $11.548      $11.614         7,130
                              2008       $11.614      $ 8.714         9,869
                              2009       $ 8.714      $12.176        17,004
                              2010       $12.176      $13.504        16,094
                              2011       $13.504      $13.827        16,495
                              2012       $13.827      $15.646        10,500
                              2013       $15.646      $16.520        10,190
                              2014       $16.520      $16.173        12,647
 FTVIP FRANKLIN INCOME VIP FUND - CLASS 2
 FORMERLY, FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2005       $11.201      $11.145        19,125
                              2006       $11.145      $12.905        58,251
                              2007       $12.905      $13.110        71,526
                              2008       $13.110      $ 9.030        70,688
                              2009       $ 9.030      $11.990        85,415
                              2010       $11.990      $13.229        68,432
                              2011       $13.229      $13.263        64,472
                              2012       $13.263      $14.630        54,953
                              2013       $14.630      $16.324        53,384
                              2014       $16.324      $16.722        35,888
 FTVIP FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
 FORMERLY, FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2005       $10.914      $11.815        10,726
                              2006       $11.815      $13.697        40,049
                              2007       $13.697      $13.877        44,548
                              2008       $13.877      $ 8.546        52,277
                              2009       $ 8.546      $10.548        50,599
                              2010       $10.548      $11.485        37,942
                              2011       $11.485      $11.130        29,991
                              2012       $11.130      $12.450        24,580
                              2013       $12.450      $15.637        24,162
                              2014       $15.637      $16.403        19,791

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON FOREIGN VIP FUND - CLASS 2
 FORMERLY, FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2005       $11.479      $12.384        30,764
                              2006       $12.384      $14.728        39,331
                              2007       $14.728      $16.649        37,435
                              2008       $16.649      $ 9.720        28,809
                              2009       $ 9.720      $13.044        27,245
                              2010       $13.044      $13.847        21,873
                              2011       $13.847      $12.117        13,600
                              2012       $12.117      $14.028         5,316
                              2013       $14.028      $16.892         6,327
                              2014       $16.892      $14.700         9,072
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2005       $ 7.567      $ 7.998        24,281
                              2006       $ 7.998      $ 8.056        23,173
                              2007       $ 8.056      $ 9.225        18,957
                              2008       $ 9.225      $ 4.608        18,487
                              2009       $ 4.608      $ 7.493        18,313
                              2010       $ 7.493      $ 8.794        15,996
                              2011       $ 8.794      $ 8.080         8,242
                              2012       $ 8.080      $ 8.998        30,392
                              2013       $ 8.998      $12.347        28,813
                              2014       $12.347      $13.111        27,208
 INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2005       $ 7.500      $ 7.906       185,732
                              2006       $ 7.906      $ 7.945       152,940
                              2007       $ 7.945      $ 9.074       134,512
                              2008       $ 9.074      $ 4.521       119,170
                              2009       $ 4.521      $ 7.333       102,758
                              2010       $ 7.333      $ 8.586        70,716
                              2011       $ 8.586      $ 7.871        61,786
                              2012       $ 7.871      $ 8.739        54,349
                              2013       $ 8.739      $11.963        45,591
                              2014       $11.963      $12.672        41,565
 INVESCO V.I. AMERICAN VALUE FUND - SERIES I
                              2005       $10.774      $11.849       235,099
                              2006       $11.849      $14.006       211,658
                              2007       $14.006      $14.789       190,328
                              2008       $14.789      $ 8.502       143,376
                              2009       $ 8.502      $11.589       125,621
                              2010       $11.589      $13.873       111,571
                              2011       $13.873      $13.710        93,195
                              2012       $13.710      $15.748        74,151
                              2013       $15.748      $20.705        70,982
                              2014       $20.705      $22.252        61,113

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2005       $ 9.034      $ 9.629        49,360
                              2006       $ 9.629      $10.023        60,571
                              2007       $10.023      $10.993        54,593
                              2008       $10.993      $ 6.190        39,955
                              2009       $ 6.190      $ 7.339        39,443
                              2010       $ 7.339      $ 8.300        31,971
                              2011       $ 8.300      $ 7.485        26,357
                              2012       $ 7.485      $ 8.583             0
 INVESCO V.I. COMSTOCK FUND - SERIES II
                              2005       $11.800      $12.030       415,996
                              2006       $12.030      $13.671       398,600
                              2007       $13.671      $13.074       345,722
                              2008       $13.074      $ 8.218       266,416
                              2009       $ 8.218      $10.334       243,712
                              2010       $10.334      $11.708       213,309
                              2011       $11.708      $11.223       180,239
                              2012       $11.223      $13.069       149,718
                              2013       $13.069      $17.360       139,410
                              2014       $17.360      $18.546       121,294
 INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.763        74,006
                              2007       $10.763      $11.394        62,455
                              2008       $11.394      $ 7.794        46,965
                              2009       $ 7.794      $ 9.792        39,166
                              2010       $ 9.792      $10.504        36,875
                              2011       $10.504      $10.280        32,401
                              2012       $10.280      $11.463        29,806
                              2013       $11.463      $14.508        26,984
                              2014       $14.508      $15.364        27,403
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2005       $ 9.839      $10.151       267,427
                              2006       $10.151      $11.017       206,852
                              2007       $11.017      $11.207       182,748
                              2008       $11.207      $ 6.973       127,248
                              2009       $ 6.973      $ 8.463       115,542
                              2010       $ 8.463      $ 9.132       102,315
                              2011       $ 9.132      $ 8.937        93,435
                              2012       $ 8.937      $10.359        83,404
                              2013       $10.359      $13.264        82,913
                              2014       $13.264      $14.617        76,334

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.128        46,079
                              2012       $12.128      $13.346        37,915
                              2013       $13.346      $16.321        35,286
                              2014       $16.321      $17.383        24,396
 INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.662        63,505
                              2012       $ 9.662      $10.729        53,328
                              2013       $10.729      $12.844        47,106
                              2014       $12.844      $12.638        44,804
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2005       $11.950      $12.424       144,996
                              2006       $12.424      $14.795       120,994
                              2007       $14.795      $15.466       109,486
                              2008       $15.466      $ 8.922        86,664
                              2009       $ 8.922      $10.144        80,976
                              2010       $10.144      $11.114        69,533
                              2011       $11.114      $11.964             0
 INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $13.934         8,459
                              2014       $13.934      $13.861         8,110
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2005       $ 9.349      $ 9.331        61,846
                              2006       $ 9.331      $ 9.961        35,798
                              2007       $ 9.961      $10.133        28,957
                              2008       $10.133      $ 7.621        26,069
                              2009       $ 7.621      $10.767        25,915
                              2010       $10.767      $11.592        13,579
                              2011       $11.592      $11.540        11,120
                              2012       $11.540      $13.390         8,343
                              2013       $13.390      $13.784             0
 INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2005       $11.073      $11.571        89,567
                              2006       $11.571      $12.913        95,709
                              2007       $12.913      $13.005        97,907
                              2008       $13.005      $ 9.367        73,271
                              2009       $ 9.367      $11.456        63,804
                              2010       $11.456      $12.580        57,138
                              2011       $12.580      $13.360             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2005       $10.783      $11.366         1,292
                              2006       $11.366      $12.382         2,261
                              2007       $12.382      $13.281         2,079
                              2008       $13.281      $ 9.296         1,158
                              2009       $ 9.296      $11.852           906
                              2010       $11.852      $13.244           904
                              2011       $13.244      $12.142         1,172
                              2012       $12.142      $13.192         2,195
                              2013       $13.192      $16.640         7,155
                              2014       $16.640      $17.017         3,911
 INVESCO V.I. MID CAP GROWTH FUND - SERIES II
                              2005       $11.091      $12.069        15,592
                              2006       $12.069      $12.401        14,399
                              2007       $12.401      $14.279        11,266
                              2008       $14.279      $ 7.433         9,207
                              2009       $ 7.433      $11.382        18,488
                              2010       $11.382      $14.186        15,503
                              2011       $14.186      $12.591        13,165
                              2012       $12.591      $13.762         5,493
                              2013       $13.762      $18.409         3,900
                              2014       $18.409      $19.413         2,924
 INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2005       $ 9.625      $ 9.844       205,733
                              2006       $ 9.844      $11.106       189,286
                              2007       $11.106      $11.418       151,825
                              2008       $11.418      $ 7.014       116,174
                              2009       $ 7.014      $ 8.658       103,465
                              2010       $ 8.658      $ 9.715        88,244
                              2011       $ 9.715      $ 9.659        74,885
                              2012       $ 9.659      $10.926        64,992
                              2013       $10.926      $14.075        67,553
                              2014       $14.075      $15.568        54,933

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2005       $ 8.436      $ 9.446        83,991
                              2006       $ 9.446      $11.103        83,606
                              2007       $11.103      $13.050        67,393
                              2008       $13.050      $ 8.504        46,246
                              2009       $ 8.504      $ 9.896        45,644
                              2010       $ 9.896      $10.344        45,701
                              2011       $10.344      $11.732        44,607
                              2012       $11.732      $13.606        34,233
                              2013       $13.606      $15.661        28,364
                              2014       $15.661      $16.537             0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2005       $ 9.390      $11.285        62,702
                              2006       $11.285      $11.895        71,258
                              2007       $11.895      $13.904        63,859
                              2008       $13.904      $ 6.943        58,722
                              2009       $ 6.943      $11.495        45,704
                              2010       $11.495      $14.152        35,857
                              2011       $14.152      $12.806        31,654
                              2012       $12.806      $13.996        26,035
                              2013       $13.996      $14.827             0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2005       $10.166      $10.787        59,830
                              2006       $10.787      $13.720        49,897
                              2007       $13.720      $15.495        41,438
                              2008       $15.495      $ 8.672        31,553
                              2009       $ 8.672      $10.819        26,107
                              2010       $10.819      $11.332        21,558
                              2011       $11.332      $10.003        14,164
                              2012       $10.003      $11.574        12,728
                              2013       $11.574      $14.416         8,565
                              2014       $14.416      $12.794         8,321
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2005       $ 9.757      $10.171        17,988
                              2006       $10.171      $11.788        14,275
                              2007       $11.788      $13.467        13,718
                              2008       $13.467      $ 7.390        12,561
                              2009       $ 7.390      $ 7.048             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2005       $11.668      $11.778       204,542
                              2006       $11.778      $12.149       193,805
                              2007       $12.149      $12.577       184,391
                              2008       $12.577      $11.194       128,474
                              2009       $11.194      $13.405       133,825
                              2010       $13.405      $14.309        85,823
                              2011       $14.309      $14.673        78,038
                              2012       $14.673      $16.353        65,414
                              2013       $16.353      $16.143        64,852
                              2014       $16.143      $16.977        64,205
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2005       $10.310      $10.249       178,949
                              2006       $10.249      $10.441       164,858
                              2007       $10.441      $10.509       177,941
                              2008       $10.509      $ 8.725        99,227
                              2009       $ 8.725      $ 9.018        92,527
                              2010       $ 9.018      $ 9.027        85,102
                              2011       $ 9.027      $ 9.056        60,970
                              2012       $ 9.056      $ 9.138        51,525
                              2013       $ 9.138      $ 8.957        52,804
                              2014       $ 8.957      $ 8.844        46,382
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2005       $ 9.616      $ 9.655       162,683
                              2006       $ 9.655      $ 9.867       197,588
                              2007       $ 9.867      $10.112       177,576
                              2008       $10.112      $10.119       231,651
                              2009       $10.119      $ 9.910       109,666
                              2010       $ 9.910      $ 9.705       176,548
                              2011       $ 9.705      $ 9.505       103,649
                              2012       $ 9.505      $ 9.308       112,787
                              2013       $ 9.308      $ 9.115        71,112
                              2014       $ 9.115      $ 8.927        67,485
 MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2005       $ 9.214      $10.637       222,072
                              2006       $10.637      $10.825       178,255
                              2007       $10.825      $12.638       146,580
                              2008       $12.638      $ 6.466       102,234
                              2009       $ 6.466      $10.818        91,388
                              2010       $10.818      $13.499        79,204
                              2011       $13.499      $12.298        63,208
                              2012       $12.298      $13.498        49,041
                              2013       $13.498      $19.876        60,062
                              2014       $19.876      $20.523        48,496

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2005       $11.124      $11.772       108,279
                              2006       $11.772      $13.228       103,138
                              2007       $13.228      $14.036        94,253
                              2008       $14.036      $10.418        57,317
                              2009       $10.418      $12.184        62,779
                              2010       $12.184      $12.707        57,857
                              2011       $12.707      $11.432        48,146
                              2012       $11.432      $11.941        41,681
                              2013       $11.941      $12.690             0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2005       $10.152      $10.461        55,079
                              2006       $10.461      $11.874        47,260
                              2007       $11.874      $10.924        38,180
                              2008       $10.924      $ 6.557        25,120
                              2009       $ 6.557      $ 8.335        21,438
                              2010       $ 8.335      $ 9.336        18,748
                              2011       $ 9.336      $ 8.718        21,496
                              2012       $ 8.718      $10.170        19,933
                              2013       $10.170      $13.511        17,028
                              2014       $13.511      $14.651        16,844
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2005       $10.569      $11.612       113,555
                              2006       $11.612      $14.524       125,048
                              2007       $14.524      $15.410       109,830
                              2008       $15.410      $ 8.457        86,809
                              2009       $ 8.457      $10.321        84,549
                              2010       $10.321      $11.120        69,749
                              2011       $11.120      $ 9.045        64,606
                              2012       $ 9.045      $10.798        44,991
                              2013       $10.798      $13.542        40,951
                              2014       $13.542      $12.362        28,352
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2005       $13.169      $13.803       109,662
                              2006       $13.803      $15.855       105,321
                              2007       $15.855      $13.549        85,051
                              2008       $13.549      $ 8.045        65,444
                              2009       $ 8.045      $10.361        64,978
                              2010       $10.361      $12.783        60,866
                              2011       $12.783      $11.926        47,783
                              2012       $11.926      $13.720        29,510
                              2013       $13.720      $18.756        27,869
                              2014       $18.756      $18.997        27,371

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2005       $ 8.228      $ 8.517        65,481
                              2006       $ 8.517      $ 8.793        53,369
                              2007       $ 8.793      $ 9.085        29,945
                              2008       $ 9.085      $ 5.601        21,824
                              2009       $ 5.601      $ 8.990        27,353
                              2010       $ 8.990      $10.634        26,213
                              2011       $10.634      $ 8.555        41,421
                              2012       $ 8.555      $ 9.568        34,873
                              2013       $ 9.568      $13.467        25,996
                              2014       $13.467      $14.469        24,112
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2005       $15.354      $20.126        27,601
                              2006       $20.126      $27.029        37,976
                              2007       $27.029      $37.170        34,672
                              2008       $37.170      $15.787        25,710
                              2009       $15.787      $26.256        27,395
                              2010       $26.256      $30.603        26,002
                              2011       $30.603      $24.508        17,077
                              2012       $24.508      $28.786        11,630
                              2013       $28.786      $27.898        10,082
                              2014       $27.898      $26.092         6,306
 UIF GLOBAL INFRASTRUCTURE - CLASS II
                              2014       $10.000      $17.679        27,154
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2005       $10.601      $11.531        36,853
                              2006       $11.531      $14.130        40,218
                              2007       $14.130      $15.853        34,304
                              2008       $15.853      $ 8.596        28,913
                              2009       $ 8.596      $11.155        31,313
                              2010       $11.155      $11.544        22,166
                              2011       $11.544      $10.889        21,839
                              2012       $10.889      $12.138        20,194
                              2013       $12.138      $13.782        22,964
                              2014       $13.782      $13.786        22,339
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $13.787        35,021
                              2014       $13.787      $13.770        32,841

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS I
                              2005       $ 8.763      $ 9.929        53,711
                              2006       $ 9.929      $10.123        43,460
                              2007       $10.123      $12.082        34,827
                              2008       $12.082      $ 6.011        30,390
                              2009       $ 6.011      $ 9.745        27,387
                              2010       $ 9.745      $11.725        17,619
                              2011       $11.725      $11.160        12,542
                              2012       $11.160      $12.499        10,453
                              2013       $12.499      $18.123         9,993
                              2014       $18.123      $18.875        11,045
 UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2005       $12.049      $13.872        73,876
                              2006       $13.872      $14.844        74,724
                              2007       $14.844      $17.828        70,285
                              2008       $17.828      $ 9.293        56,812
                              2009       $ 9.293      $14.347        46,794
                              2010       $14.347      $18.589        43,440
                              2011       $18.589      $16.907        36,257
                              2012       $16.907      $17.994        31,068
                              2013       $17.994      $24.225        26,115
                              2014       $24.225      $24.189        19,991
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2005       $17.875      $20.489        90,566
                              2006       $20.489      $27.699        82,787
                              2007       $27.699      $22.490        71,659
                              2008       $22.490      $13.676        53,810
                              2009       $13.676      $17.189        47,674
                              2010       $17.189      $21.875        45,344
                              2011       $21.875      $22.690        43,223
                              2012       $22.690      $25.735        31,566
                              2013       $25.735      $25.718        28,863
                              2014       $25.718      $32.669        16,641



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         Financial Statements as of December 31, 2014 and for the years ended December 31, 2014 and 2013 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contractholders of
Allstate Financial Advisors Separate Account I and Board of Directors of
Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 6 for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights in
Note 6 for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, IL

March 31, 2015

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                             AST
                                          ACADEMIC                   AST         AST         AST         AST
                                         STRATEGIES      AST      BALANCED    BLACKROCK     BOND        BOND
                                            ASSET     ADVANCED      ASSET      GLOBAL     PORTFOLIO   PORTFOLIO
                                         ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     2018        2019
                                         ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.............. $5,809,548  $2,659,390  $10,007,976   $19,499    $458,812    $320,382
                                         ----------  ----------  -----------   -------    --------    --------
   Total assets......................... $5,809,548  $2,659,390  $10,007,976   $19,499    $458,812    $320,382
                                         ==========  ==========  ===========   =======    ========    ========
NET ASSETS
Accumulation units...................... $5,809,548  $2,659,390  $10,007,976   $19,499    $458,812    $320,382
Contracts in payout
 (annuitization) period.................         --          --           --        --          --          --
                                         ----------  ----------  -----------   -------    --------    --------
   Total net assets..................... $5,809,548  $2,659,390  $10,007,976   $19,499    $458,812    $320,382
                                         ==========  ==========  ===========   =======    ========    ========
FUND SHARE INFORMATION
Number of shares........................    445,176     178,005      680,815     1,625      37,181      31,196
                                         ==========  ==========  ===========   =======    ========    ========
Cost of investments..................... $4,660,839  $1,845,284  $ 6,854,490   $16,377    $409,933    $342,453
                                         ==========  ==========  ===========   =======    ========    ========
ACCUMULATION UNIT VALUE (I)
   Lowest............................... $    10.27  $    12.32  $     11.90   $ 10.84    $  11.04    $  11.17
                                         ==========  ==========  ===========   =======    ========    ========
   Highest.............................. $    15.55  $    18.05  $     17.11   $ 11.63    $  13.90    $  14.03
                                         ==========  ==========  ===========   =======    ========    ========

--------
(I)The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                             AST         AST         AST         AST     AST CAPITAL     AST
                                            BOND        BOND        BOND        BOND       GROWTH      COHEN &
                                          PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET      STEERS
                                            2022        2023        2024        2025     ALLOCATION    REALTY
                                         ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..............  $146,536    $630,571    $410,058     $34,560   $6,440,573   $102,840
                                          --------    --------    --------     -------   ----------   --------
   Total assets.........................  $146,536    $630,571    $410,058     $34,560   $6,440,573   $102,840
                                          ========    ========    ========     =======   ==========   ========
NET ASSETS
Accumulation units......................  $146,536    $630,571    $410,058     $34,560   $6,440,573   $102,840
Contracts in payout (annuitization)
 period.................................        --          --          --          --           --         --
                                          --------    --------    --------     -------   ----------   --------
   Total net assets.....................  $146,536    $630,571    $410,058     $34,560   $6,440,573   $102,840
                                          ========    ========    ========     =======   ==========   ========
FUND SHARE INFORMATION
Number of shares........................    11,377      58,877      40,162       3,003      429,658     10,377
                                          ========    ========    ========     =======   ==========   ========
Cost of investments.....................  $136,177    $574,456    $387,415     $33,219   $4,478,553   $ 81,642
                                          ========    ========    ========     =======   ==========   ========
ACCUMULATION UNIT VALUE
   Lowest...............................  $  11.49    $   9.81    $   9.63     $ 11.18   $    11.63   $  14.22
                                          ========    ========    ========     =======   ==========   ========
   Highest..............................  $  12.16    $  10.24    $   9.91     $ 11.34   $    18.47   $  28.17
                                          ========    ========    ========     =======   ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                          ADVANCED     ADVANCED      ADVANCED     ADVANCED    ADVANCED    ADVANCED
                                           SERIES       SERIES        SERIES       SERIES      SERIES      SERIES
                                            TRUST       TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ------------ -------------- ----------- ----------- -----------
                                                                       AST                       AST         AST
                                           AST FI                    FRANKLIN        AST       GOLDMAN     GOLDMAN
                                         PYRAMIS(R)     AST FI      TEMPLETON      GLOBAL       SACHS       SACHS
                                            ASSET      PYRAMIS    FOUNDING FUNDS    REAL      LARGE-CAP    MID-CAP
                                         ALLOCATION  QUANTITATIVE   ALLOCATION     ESTATE       VALUE      GROWTH
                                         ----------- ------------ -------------- ----------- ----------- -----------
ASSETS
Investments, at fair value..............  $337,633    $2,063,446    $3,221,834     $2,764      $11,949     $59,480
                                          --------    ----------    ----------     ------      -------     -------
   Total assets.........................  $337,633    $2,063,446    $3,221,834     $2,764      $11,949     $59,480
                                          ========    ==========    ==========     ======      =======     =======
NET ASSETS
Accumulation units......................  $337,633    $2,063,446    $3,221,834     $2,764      $11,949     $59,480
Contracts in payout (annuitization)
 period.................................        --            --            --         --           --          --
                                          --------    ----------    ----------     ------      -------     -------
   Total net assets.....................  $337,633    $2,063,446    $3,221,834     $2,764      $11,949     $59,480
                                          ========    ==========    ==========     ======      =======     =======
FUND SHARE INFORMATION
Number of shares........................    25,367       170,392       230,790        247          449       7,685
                                          ========    ==========    ==========     ======      =======     =======
Cost of investments.....................  $245,162    $1,661,800    $2,518,432     $1,754      $10,106     $39,036
                                          ========    ==========    ==========     ======      =======     =======
ACCUMULATION UNIT VALUE
   Lowest...............................  $  12.23    $    10.35    $    12.91     $12.09      $ 11.53     $ 16.48
                                          ========    ==========    ==========     ======      =======     =======
   Highest..............................  $  17.22    $    16.49    $    13.59     $21.79      $ 21.39     $ 25.12
                                          ========    ==========    ==========     ======      =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED      ADVANCED
                                           SERIES      SERIES      SERIES      SERIES       SERIES        SERIES
                                            TRUST       TRUST       TRUST       TRUST        TRUST         TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ------------- -------------
                                                         AST
                                             AST       GOLDMAN       AST
                                           GOLDMAN      SACHS      HERNDON                    AST           AST
                                            SACHS     SMALL-CAP   LARGE-CAP      AST     INTERNATIONAL INTERNATIONAL
                                         MULTI-ASSET    VALUE       VALUE    HIGH YIELD     GROWTH         VALUE
                                         ----------- ----------- ----------- ----------- ------------- -------------
ASSETS
Investments, at fair value..............  $509,008     $7,980      $25,458     $77,406      $45,177       $57,807
                                          --------     ------      -------     -------      -------       -------
   Total assets.........................  $509,008     $7,980      $25,458     $77,406      $45,177       $57,807
                                          ========     ======      =======     =======      =======       =======
NET ASSETS
Accumulation units......................  $509,008     $7,980      $25,458     $77,406      $45,177       $57,807
Contracts in payout (annuitization)
 period.................................        --         --           --          --           --            --
                                          --------     ------      -------     -------      -------       -------
   Total net assets.....................  $509,008     $7,980      $25,458     $77,406      $45,177       $57,807
                                          ========     ======      =======     =======      =======       =======
FUND SHARE INFORMATION
Number of shares........................    42,067        443        1,954       9,193        3,387         3,377
                                          ========     ======      =======     =======      =======       =======
Cost of investments.....................  $385,273     $4,117      $22,424     $67,826      $40,536       $62,507
                                          ========     ======      =======     =======      =======       =======
ACCUMULATION UNIT VALUE
   Lowest...............................  $  11.15     $18.23      $ 10.47     $ 12.91      $  8.34       $  8.02
                                          ========     ======      =======     =======      =======       =======
   Highest..............................  $  15.06     $25.63      $ 20.11     $ 16.67      $ 16.28       $ 15.04
                                          ========     ======      =======     =======      =======       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                          ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED    ADVANCED
                                           SERIES      SERIES       SERIES        SERIES       SERIES      SERIES
                                            TRUST       TRUST        TRUST         TRUST        TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ------------- ------------- ----------- -----------
                                                                                                             AST
                                             AST         AST          AST           AST                    LOOMIS
                                         INVESTMENT  J.P. MORGAN  J.P. MORGAN   J.P. MORGAN      AST       SAYLES
                                            GRADE      GLOBAL    INTERNATIONAL   STRATEGIC    LARGE-CAP   LARGE-CAP
                                            BOND      THEMATIC      EQUITY     OPPORTUNITIES    VALUE      GROWTH
                                         ----------- ----------- ------------- ------------- ----------- -----------
ASSETS
Investments, at fair value.............. $2,026,090   $181,683      $49,291     $3,310,299     $9,320     $172,184
                                         ----------   --------      -------     ----------     ------     --------
   Total assets......................... $2,026,090   $181,683      $49,291     $3,310,299     $9,320     $172,184
                                         ==========   ========      =======     ==========     ======     ========
NET ASSETS
Accumulation units...................... $2,026,090   $181,683      $49,291     $3,310,299     $9,320     $172,184
Contracts in payout (annuitization)
 period.................................         --         --           --             --         --           --
                                         ----------   --------      -------     ----------     ------     --------
   Total net assets..................... $2,026,090   $181,683      $49,291     $3,310,299     $9,320     $172,184
                                         ==========   ========      =======     ==========     ======     ========
FUND SHARE INFORMATION
Number of shares........................    297,081     13,589        2,055        201,234        413        5,336
                                         ==========   ========      =======     ==========     ======     ========
Cost of investments..................... $1,926,515   $132,480      $44,156     $2,504,288     $8,836     $117,410
                                         ==========   ========      =======     ==========     ======     ========
ACCUMULATION UNIT VALUE
   Lowest............................... $    13.58   $  12.21      $  8.76     $    11.27     $11.17     $  13.21
                                         ==========   ========      =======     ==========     ======     ========
   Highest.............................. $    15.85   $  17.70      $ 15.83     $    14.79     $23.33     $  23.26
                                         ==========   ========      =======     ==========     ======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                         AST
                                             AST                                                      NEUBERGER
                                         LORD ABBETT     AST         AST         AST         AST      BERMAN /
                                         CORE FIXED  MFS GLOBAL      MFS       MID-CAP      MONEY    LSV MID-CAP
                                           INCOME      EQUITY      GROWTH       VALUE      MARKET       VALUE
                                         ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..............   $58,200     $68,089     $3,712      $46,111    $432,046     $27,613
                                           -------     -------     ------      -------    --------     -------
   Total assets.........................   $58,200     $68,089     $3,712      $46,111    $432,046     $27,613
                                           =======     =======     ======      =======    ========     =======
NET ASSETS
Accumulation units......................   $58,200     $68,089     $3,712      $46,111    $432,046     $27,613
Contracts in payout (annuitization)
 period.................................        --          --         --           --          --          --
                                           -------     -------     ------      -------    --------     -------
   Total net assets.....................   $58,200     $68,089     $3,712      $46,111    $432,046     $27,613
                                           =======     =======     ======      =======    ========     =======
FUND SHARE INFORMATION
Number of shares........................     4,854       4,337        224        2,257     432,046       1,004
                                           =======     =======     ======      =======    ========     =======
Cost of investments.....................   $50,772     $49,029     $1,946      $20,248    $432,046     $16,321
                                           =======     =======     ======      =======    ========     =======
ACCUMULATION UNIT VALUE
   Lowest...............................   $ 12.29     $ 13.27     $13.79      $ 14.95    $   8.49     $ 15.44
                                           =======     =======     ======      =======    ========     =======
   Highest..............................   $ 15.15     $ 21.46     $21.54      $ 25.87    $   9.74     $ 28.51
                                           =======     =======     ======      =======    ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -------------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED
                                           SERIES      SERIES      SERIES      SERIES       SERIES       SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST        TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ------------ ------------
                                             AST         AST         AST         AST
                                          NEUBERGER      NEW     PARAMETRIC     PIMCO        AST          AST
                                           BERMAN     DISCOVERY   EMERGING     LIMITED      PIMCO     PRESERVATION
                                           MID-CAP      ASSET      MARKETS    MATURITY   TOTAL RETURN    ASSET
                                           GROWTH    ALLOCATION    EQUITY       BOND         BOND      ALLOCATION
                                         ----------- ----------- ----------- ----------- ------------ ------------
ASSETS
Investments, at fair value..............   $55,247     $5,630      $14,476    $ 95,163     $109,119    $7,944,208
                                           -------     ------      -------    --------     --------    ----------
   Total assets.........................   $55,247     $5,630      $14,476    $ 95,163     $109,119    $7,944,208
                                           =======     ======      =======    ========     ========    ==========
NET ASSETS
Accumulation units......................   $55,247     $5,630      $14,476    $ 95,163     $109,119    $7,944,208
Contracts in payout (annuitization)
 period.................................        --         --           --          --           --            --
                                           -------     ------      -------    --------     --------    ----------
   Total net assets.....................   $55,247     $5,630      $14,476    $ 95,163     $109,119    $7,944,208
                                           =======     ======      =======    ========     ========    ==========
FUND SHARE INFORMATION
Number of shares........................     1,581        437        1,693       9,203        8,518       570,705
                                           =======     ======      =======    ========     ========    ==========
Cost of investments.....................   $33,494     $5,239      $13,628    $100,757     $102,775    $6,087,067
                                           =======     ======      =======    ========     ========    ==========
ACCUMULATION UNIT VALUE
   Lowest...............................   $ 13.52     $12.07      $  8.67    $   9.80     $  11.81    $    11.97
                                           =======     ======      =======    ========     ========    ==========
   Highest..............................   $ 23.65     $12.71      $ 14.77    $  11.72     $  14.04    $    15.02
                                           =======     ======      =======    ========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                                                             AST
                                             AST         AST                     AST      SCHRODERS
                                         PRUDENTIAL    QMA US        AST      SCHRODERS  MULTI-ASSET     AST
                                           GROWTH      EQUITY     RCM WORLD    GLOBAL       WORLD     SMALL-CAP
                                         ALLOCATION     ALPHA      TRENDS     TACTICAL   STRATEGIES    GROWTH
                                         ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.............. $9,408,016    $55,549   $1,527,870   $561,242    $652,919     $  922
                                         ----------    -------   ----------   --------    --------     ------
   Total assets......................... $9,408,016    $55,549   $1,527,870   $561,242    $652,919     $  922
                                         ==========    =======   ==========   ========    ========     ======
NET ASSETS
Accumulation units...................... $9,408,016    $55,549   $1,527,870   $561,242    $652,919     $  922
Contracts in payout (annuitization)
 period.................................         --         --           --         --          --         --
                                         ----------    -------   ----------   --------    --------     ------
   Total net assets..................... $9,408,016    $55,549   $1,527,870   $561,242    $652,919     $  922
                                         ==========    =======   ==========   ========    ========     ======
FUND SHARE INFORMATION
Number of shares........................    720,369      2,631      126,584     38,050      40,081         29
                                         ==========    =======   ==========   ========    ========     ======
Cost of investments..................... $7,244,044    $33,424   $1,057,400   $388,345    $488,619     $  847
                                         ==========    =======   ==========   ========    ========     ======
ACCUMULATION UNIT VALUE
   Lowest............................... $    10.54    $ 13.25   $    11.03   $  11.62    $  10.87     $15.15
                                         ==========    =======   ==========   ========    ========     ======
   Highest.............................. $    17.79    $ 25.55   $    15.54   $  18.06    $  15.93     $25.38
                                         ==========    =======   ==========   ========    ========     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -------------------------------------------------------------------------------
                                           ADVANCED     ADVANCED    ADVANCED     ADVANCED      ADVANCED      ADVANCED
                                            SERIES       SERIES      SERIES       SERIES        SERIES        SERIES
                                             TRUST        TRUST       TRUST        TRUST         TRUST         TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ----------- ----------- ------------- ------------- -------------
                                              AST                                   AST           AST           AST
                                           SMALL-CAP       AST         AST     T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE
                                            GROWTH      SMALL-CAP   TEMPLETON      ASSET        EQUITY       LARGE-CAP
                                         OPPORTUNITIES    VALUE    GLOBAL BOND  ALLOCATION      INCOME        GROWTH
                                         ------------- ----------- ----------- ------------- ------------- -------------
ASSETS
Investments, at fair value..............    $25,673      $30,947     $53,246    $5,968,950      $80,004       $18,748
                                            -------      -------     -------    ----------      -------       -------
   Total assets.........................    $25,673      $30,947     $53,246    $5,968,950      $80,004       $18,748
                                            =======      =======     =======    ==========      =======       =======
NET ASSETS
Accumulation units......................    $25,673      $30,947     $53,246    $5,968,950      $80,004       $18,748
Contracts in payout (annuitization)
 period.................................         --           --          --            --           --            --
                                            -------      -------     -------    ----------      -------       -------
   Total net assets.....................    $25,673      $30,947     $53,246    $5,968,950      $80,004       $18,748
                                            =======      =======     =======    ==========      =======       =======
FUND SHARE INFORMATION
Number of shares........................      1,804        1,434       4,916       253,029        6,043           840
                                            =======      =======     =======    ==========      =======       =======
Cost of investments.....................    $18,043      $15,864     $54,927    $4,160,656      $51,634       $ 8,663
                                            =======      =======     =======    ==========      =======       =======
ACCUMULATION UNIT VALUE
   Lowest...............................    $ 12.84      $ 14.17     $ 10.35    $    12.42      $ 10.30       $ 15.91
                                            =======      =======     =======    ==========      =======       =======
   Highest..............................    $ 24.11      $ 23.81     $ 12.17    $    17.63      $ 21.35       $ 24.98
                                            =======      =======     =======    ==========      =======       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -------------------------------------------------------------------------------
                                                                    ALLIANCE      ALLIANCE      ALLIANCE
                                                                    BERNSTEIN     BERNSTEIN     BERNSTEIN
                              ADVANCED     ADVANCED    ADVANCED     VARIABLE      VARIABLE      VARIABLE
                               SERIES       SERIES      SERIES       PRODUCT       PRODUCT       PRODUCT
                                TRUST        TRUST       TRUST     SERIES FUND   SERIES FUND   SERIES FUND
                             SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ----------- ----------- ------------- ------------- -------------
                                              AST         AST
                                 AST      WELLINGTON    WESTERN                   ALLIANCE      ALLIANCE
                            T. ROWE PRICE MANAGEMENT     ASSET      ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS
                               NATURAL      HEDGED     CORE PLUS  BERNSTEIN VPS   GROWTH &    INTERNATIONAL
                              RESOURCES     EQUITY       BOND        GROWTH        INCOME         VALUE
                            ------------- ----------- ----------- ------------- ------------- -------------
ASSETS
Investments, at fair value.   $101,434     $210,858     $12,832    $18,442,677   $54,295,328   $10,427,355
                              --------     --------     -------    -----------   -----------   -----------
   Total assets............   $101,434     $210,858     $12,832    $18,442,677   $54,295,328   $10,427,355
                              ========     ========     =======    ===========   ===========   ===========
NET ASSETS
Accumulation units.........   $101,434     $210,858     $12,832    $18,380,239   $54,199,892   $10,427,355
Contracts in payout
  (annuitization) period...         --           --          --         62,438        95,436            --
                              --------     --------     -------    -----------   -----------   -----------
   Total net assets........   $101,434     $210,858     $12,832    $18,442,677   $54,295,328   $10,427,355
                              ========     ========     =======    ===========   ===========   ===========
FUND SHARE
 INFORMATION
Number of shares...........      4,870       16,669       1,134        553,834     1,827,510       777,581
                              ========     ========     =======    ===========   ===========   ===========
Cost of investments........   $123,931     $182,942     $11,993    $10,228,578   $38,517,143   $12,536,976
                              ========     ========     =======    ===========   ===========   ===========
ACCUMULATION UNIT
 VALUE
   Lowest..................   $   7.03     $   9.94     $ 11.43    $      9.80   $     15.40   $      9.19
                              ========     ========     =======    ===========   ===========   ===========
   Highest.................   $  14.04     $  18.12     $ 12.83    $     23.34   $     23.02   $     10.44
                              ========     ========     =======    ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ---------------------------------------------------------------------------------------
                              ALLIANCE      ALLIANCE      ALLIANCE
                              BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN         AMERICAN
                              VARIABLE      VARIABLE      VARIABLE        CENTURY          CENTURY       DEUTSCHE
                               PRODUCT       PRODUCT       PRODUCT        VARIABLE         VARIABLE      VARIABLE
                             SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.  SERIES I
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                            ------------- ------------- ------------- ---------------- ---------------- -----------
                              ALLIANCE      ALLIANCE
                            BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN         AMERICAN
                              LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY          CENTURY       DEUTSCHE
                               GROWTH       CAP VALUE       VALUE       VP BALANCED    VP INTERNATIONAL BOND VIP A
                            ------------- ------------- ------------- ---------------- ---------------- -----------
ASSETS
Investments, at fair value.  $16,401,280   $13,577,961    $944,626        $11,747           $5,666       $299,148
                             -----------   -----------    --------        -------           ------       --------
    Total assets...........  $16,401,280   $13,577,961    $944,626        $11,747           $5,666       $299,148
                             ===========   ===========    ========        =======           ======       ========
NET ASSETS
Accumulation units.........  $16,365,001   $13,533,713    $944,626        $11,747           $5,666       $267,054
Contracts in payout
 (annuitization) period....       36,279        44,248          --             --               --         32,094
                             -----------   -----------    --------        -------           ------       --------
    Total net assets.......  $16,401,280   $13,577,961    $944,626        $11,747           $5,666       $299,148
                             ===========   ===========    ========        =======           ======       ========
FUND SHARE
 INFORMATION
Number of shares...........      346,165       623,128      61,459          1,474              568         52,760
                             ===========   ===========    ========        =======           ======       ========
Cost of investments........  $ 8,772,193   $10,202,841    $720,586        $10,147           $4,285       $305,138
                             ===========   ===========    ========        =======           ======       ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $      9.57   $     28.09    $  13.06        $ 22.18           $17.65       $  15.64
                             ===========   ===========    ========        =======           ======       ========
    Highest................  $     22.25   $     32.79    $  14.84        $ 22.57           $17.96       $  15.90
                             ===========   ===========    ========        =======           ======       ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                          DEUTSCHE    DEUTSCHE    DEUTSCHE     DEUTSCHE      DEUTSCHE     DEUTSCHE
                                          VARIABLE    VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE
                                          SERIES I    SERIES I    SERIES I     SERIES I      SERIES II    SERIES II
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------- ----------- ----------- ------------- ------------- -----------
                                          DEUTSCHE                DEUTSCHE                   DEUTSCHE     DEUTSCHE
                                           CAPITAL    DEUTSCHE     GLOBAL      DEUTSCHE    GLOBAL INCOME    MONEY
                                           GROWTH    CORE EQUITY  SMALL CAP  INTERNATIONAL    BUILDER      MARKET
                                            VIP A       VIP A       VIP A        VIP A       VIP A II     VIP A II
                                         ----------- ----------- ----------- ------------- ------------- -----------
ASSETS
Investments, at fair value.............. $1,085,841   $616,958   $1,063,371    $217,132     $1,204,450    $163,351
                                         ----------   --------   ----------    --------     ----------    --------
   Total assets......................... $1,085,841   $616,958   $1,063,371    $217,132     $1,204,450    $163,351
                                         ==========   ========   ==========    ========     ==========    ========
NET ASSETS
Accumulation units...................... $1,014,497   $614,819   $1,058,403    $190,739     $1,118,464    $137,839
Contracts in payout (annuitization)
 period.................................     71,344      2,139        4,968      26,393         85,986      25,512
                                         ----------   --------   ----------    --------     ----------    --------
   Total net assets..................... $1,085,841   $616,958   $1,063,371    $217,132     $1,204,450    $163,351
                                         ==========   ========   ==========    ========     ==========    ========
FUND SHARE INFORMATION
Number of shares........................     36,255     48,351       72,784      27,625         48,922     163,351
                                         ==========   ========   ==========    ========     ==========    ========
Cost of investments..................... $  651,087   $420,553   $  991,537    $282,896     $1,070,149    $163,351
                                         ==========   ========   ==========    ========     ==========    ========
ACCUMULATION UNIT VALUE
   Lowest............................... $    20.00   $  17.94   $    33.45    $  11.65     $    15.38    $  10.21
                                         ==========   ========   ==========    ========     ==========    ========
   Highest.............................. $    20.33   $  18.23   $    33.99    $  11.84     $    15.53    $  10.30
                                         ==========   ========   ==========    ========     ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -----------------------------------------------------------------------
                                          DREYFUS
                                         SOCIALLY                 DREYFUS     DREYFUS
                             DEUTSCHE   RESPONSIBLE   DREYFUS    VARIABLE    VARIABLE    FEDERATED
                             VARIABLE     GROWTH    STOCK INDEX INVESTMENT  INVESTMENT   INSURANCE
                             SERIES II  FUND, INC.     FUND        FUND        FUND       SERIES
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                             DEUTSCHE     DREYFUS                                        FEDERATED
                             SMALL MID   SOCIALLY     DREYFUS       VIF         VIF        PRIME
                            CAP GROWTH  RESPONSIBLE STOCK INDEX  GROWTH &      MONEY       MONEY
                             VIP A II   GROWTH FUND    FUND       INCOME      MARKET      FUND II
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.  $402,959     $22,229    $603,772     $91,604    $340,831   $4,847,128
                             --------     -------    --------     -------    --------   ----------
    Total assets...........  $402,959     $22,229    $603,772     $91,604    $340,831   $4,847,128
                             ========     =======    ========     =======    ========   ==========
NET ASSETS
Accumulation units.........  $400,816     $22,229    $601,225     $91,604    $340,831   $4,771,281
Contracts in payout
 (annuitization) period....     2,143          --       2,547          --          --       75,847
                             --------     -------    --------     -------    --------   ----------
    Total net assets.......  $402,959     $22,229    $603,772     $91,604    $340,831   $4,847,128
                             ========     =======    ========     =======    ========   ==========
FUND SHARE
 INFORMATION
Number of shares...........    17,658         484      13,420       2,803     340,831    4,847,128
                             ========     =======    ========     =======    ========   ==========
Cost of investments........  $258,350     $14,872    $395,774     $59,455    $340,831   $4,847,128
                             ========     =======    ========     =======    ========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $  18.38     $ 10.40    $  13.91     $ 14.37    $   9.10   $     9.11
                             ========     =======    ========     =======    ========   ==========
    Highest................  $  18.56     $ 20.01    $  22.45     $ 20.69    $  11.72   $    12.36
                             ========     =======    ========     =======    ========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -----------------------------------------------------------------------------------
                              FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                              VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                              INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                            PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------- -------------
                                                                                                       VIP
                                 VIP           VIP                      VIP HIGH                   INVESTMENT
                             CONTRAFUND   EQUITY-INCOME  VIP GROWTH      INCOME     VIP INDEX 500  GRADE BOND
                            ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $4,509,458     $773,229     $3,462,047     $520,275     $3,923,207    $1,214,557
                             ----------     --------     ----------     --------     ----------    ----------
    Total assets...........  $4,509,458     $773,229     $3,462,047     $520,275     $3,923,207    $1,214,557
                             ==========     ========     ==========     ========     ==========    ==========
NET ASSETS
Accumulation units.........  $4,500,022     $772,645     $3,418,407     $519,144     $3,896,750    $1,213,180
Contracts in payout
 (annuitization) period....       9,436          584         43,640        1,131         26,457         1,377
                             ----------     --------     ----------     --------     ----------    ----------
    Total net assets.......  $4,509,458     $773,229     $3,462,047     $520,275     $3,923,207    $1,214,557
                             ==========     ========     ==========     ========     ==========    ==========
FUND SHARE
 INFORMATION
Number of shares...........     120,703       31,859         54,538       94,253         18,851        94,961
                             ==========     ========     ==========     ========     ==========    ==========
Cost of investments........  $2,987,479     $668,266     $2,114,091     $554,826     $2,538,967    $1,204,903
                             ==========     ========     ==========     ========     ==========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    20.26     $  17.39     $    11.07     $  14.37     $    14.18    $    18.21
                             ==========     ========     ==========     ========     ==========    ==========
    Highest................  $    36.72     $  22.02     $    24.15     $  17.04     $    17.00    $    19.37
                             ==========     ========     ==========     ========     ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            --------------------------------------------------------------------------------------
                                              FIDELITY          FIDELITY          FIDELITY          FIDELITY
                              FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                              VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                              INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                            PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                            ------------- ----------------- ----------------- ----------------- -----------------
                                              VIP ASSET
                                               MANAGER             VIP               VIP           VIP FREEDOM
                                 VIP           GROWTH          CONTRAFUND       EQUITY-INCOME    2010 PORTFOLIO
                              OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                            ------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair value.   $720,894         $12,995         $43,004,199        $617,227         $4,307,586
                              --------         -------         -----------        --------         ----------
    Total assets...........   $720,894         $12,995         $43,004,199        $617,227         $4,307,586
                              ========         =======         ===========        ========         ==========
NET ASSETS
Accumulation units.........   $720,082         $12,995         $42,840,350        $617,227         $4,307,586
Contracts in payout
 (annuitization) period....        812              --             163,849              --                 --
                              --------         -------         -----------        --------         ----------
    Total net assets.......   $720,894         $12,995         $43,004,199        $617,227         $4,307,586
                              ========         =======         ===========        ========         ==========
FUND SHARE
 INFORMATION
Number of shares...........     38,550             686           1,171,777          25,901            347,947
                              ========         =======         ===========        ========         ==========
Cost of investments........   $693,726         $ 7,801         $32,146,572        $551,713         $3,677,853
                              ========         =======         ===========        ========         ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $  10.87         $ 14.54         $     14.40        $  15.70         $    12.38
                              ========         =======         ===========        ========         ==========
    Highest................   $  14.22         $ 17.09         $     28.44        $  20.47         $    14.02
                              ========         =======         ===========        ========         ==========

                            -----------------
                                FIDELITY
                                VARIABLE
                                INSURANCE
                              PRODUCTS FUND
                            (SERVICE CLASS 2)
                               SUB-ACCOUNT
                            -----------------

                               VIP FREEDOM
                             2020 PORTFOLIO
                            (SERVICE CLASS 2)
                            -----------------
ASSETS
Investments, at fair value.    $3,911,900
                               ----------
    Total assets...........    $3,911,900
                               ==========
NET ASSETS
Accumulation units.........    $3,911,900
Contracts in payout
 (annuitization) period....            --
                               ----------
    Total net assets.......    $3,911,900
                               ==========
FUND SHARE
 INFORMATION
Number of shares...........       308,024
                               ==========
Cost of investments........    $3,251,024
                               ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................    $    12.28
                               ==========
    Highest................    $    13.90
                               ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ------------------------------------------------------------------------------------------
                                FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                              PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                            (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                            ----------------- ----------------- ----------------- ----------------- -----------------
                                                 VIP FREEDOM                             VIP
                               VIP FREEDOM         INCOME                             GROWTH &             VIP
                             2030 PORTFOLIO       PORTFOLIO        VIP GROWTH          INCOME         GROWTH STOCK
                            (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                            ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair value.    $2,173,153        $1,486,557         $157,524         $6,354,099        $1,550,335
                               ----------        ----------         --------         ----------        ----------
    Total assets...........    $2,173,153        $1,486,557         $157,524         $6,354,099        $1,550,335
                               ==========        ==========         ========         ==========        ==========
NET ASSETS
Accumulation units.........    $2,173,153        $1,486,557         $157,524         $6,354,099        $1,550,335
Contracts in payout
 (annuitization) period....            --                --               --                 --                --
                               ----------        ----------         --------         ----------        ----------
    Total net assets.......    $2,173,153        $1,486,557         $157,524         $6,354,099        $1,550,335
                               ==========        ==========         ========         ==========        ==========
FUND SHARE
 INFORMATION
Number of shares...........       167,811           135,264            2,508            311,018            79,504
                               ==========        ==========         ========         ==========        ==========
Cost of investments........    $1,823,282        $1,394,405         $ 84,387         $4,235,052        $1,280,278
                               ==========        ==========         ========         ==========        ==========
ACCUMULATION
 UNIT VALUE
    Lowest.................    $    12.45        $    11.27         $  13.28         $    16.34        $    16.31
                               ==========        ==========         ========         ==========        ==========
    Highest................    $    14.09        $    12.76         $  19.84         $    18.58        $    18.46
                               ==========        ==========         ========         ==========        ==========

                            -----------------
                                FIDELITY
                                VARIABLE
                                INSURANCE
                              PRODUCTS FUND
                            (SERVICE CLASS 2)
                               SUB-ACCOUNT
                            -----------------

                                   VIP
                               HIGH INCOME
                            (SERVICE CLASS 2)
                            -----------------
ASSETS
Investments, at fair value.    $3,846,223
                               ----------
    Total assets...........    $3,846,223
                               ==========
NET ASSETS
Accumulation units.........    $3,846,223
Contracts in payout
 (annuitization) period....            --
                               ----------
    Total net assets.......    $3,846,223
                               ==========
FUND SHARE
 INFORMATION
Number of shares...........       717,579
                               ==========
Cost of investments........    $4,007,912
                               ==========
ACCUMULATION
 UNIT VALUE
    Lowest.................    $    14.40
                               ==========
    Highest................    $    21.62
                               ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ------------------------------------------------------------------------------------------
                                FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                              PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                            (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                            ----------------- ----------------- ----------------- ----------------- -----------------

                                               VIP INVESTMENT                         VIP MONEY
                              VIP INDEX 500      GRADE BOND        VIP MID CAP         MARKET         VIP OVERSEAS
                            (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                            ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair value.    $7,964,744          $1,380          $12,150,613       $8,470,622          $33,873
                               ----------          ------          -----------       ----------          -------
    Total assets...........    $7,964,744          $1,380          $12,150,613       $8,470,622          $33,873
                               ==========          ======          ===========       ==========          =======
NET ASSETS
Accumulation units.........    $7,955,258          $1,380          $11,997,640       $8,454,564          $33,873
Contracts in payout
 (annuitization) period....         9,486              --              152,973           16,058               --
                               ----------          ------          -----------       ----------          -------
    Total net assets.......    $7,964,744          $1,380          $12,150,613       $8,470,622          $33,873
                               ==========          ======          ===========       ==========          =======
FUND SHARE
 INFORMATION
Number of shares...........        38,660             110              329,821        8,470,622            1,826
                               ==========          ======          ===========       ==========          =======
Cost of investments........    $5,928,539          $1,405          $10,292,194       $8,470,622          $32,852
                               ==========          ======          ===========       ==========          =======
ACCUMULATION UNIT
 VALUE
    Lowest.................    $    14.55          $15.23          $     14.51       $     8.92          $ 12.59
                               ==========          ======          ===========       ==========          =======
    Highest................    $    21.59          $15.23          $     22.35       $    10.01          $ 19.03
                               ==========          ======          ===========       ==========          =======

                            --------------
                               FRANKLIN
                              TEMPLETON
                               VARIABLE
                              INSURANCE
                            PRODUCTS TRUST
                             SUB-ACCOUNT
                            --------------
                               FRANKLIN
                               FLEX CAP
                                GROWTH
                                 VIP
                            --------------
ASSETS
Investments, at fair value.   $1,854,897
                              ----------
    Total assets...........   $1,854,897
                              ==========
NET ASSETS
Accumulation units.........   $1,854,897
Contracts in payout
 (annuitization) period....           --
                              ----------
    Total net assets.......   $1,854,897
                              ==========
FUND SHARE
 INFORMATION
Number of shares...........      111,673
                              ==========
Cost of investments........   $1,311,810
                              ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $    15.95
                              ==========
    Highest................   $    18.14
                              ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ---------------------------------------------------------------------------
                                            FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                           TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                            VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                           INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                         PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- --------------
                                            FRANKLIN                                     FRANKLIN       FRANKLIN
                                           GROWTH AND      FRANKLIN       FRANKLIN      LARGE CAP    MUTUAL GLOBAL
                                             INCOME      HIGH INCOME       INCOME         GROWTH       DISCOVERY
                                              VIP            VIP            VIP            VIP            VIP
                                         -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value..............  $27,037,553     $9,072,775    $115,408,465   $28,432,752    $15,526,779
                                          -----------     ----------    ------------   -----------    -----------
   Total assets.........................  $27,037,553     $9,072,775    $115,408,465   $28,432,752    $15,526,779
                                          ===========     ==========    ============   ===========    ===========
NET ASSETS
Accumulation units......................  $26,993,452     $9,072,775    $114,794,225   $28,348,436    $15,355,969
Contracts in payout (annuitization)
 period.................................       44,101             --         614,240        84,316        170,810
                                          -----------     ----------    ------------   -----------    -----------
   Total net assets.....................  $27,037,553     $9,072,775    $115,408,465   $28,432,752    $15,526,779
                                          ===========     ==========    ============   ===========    ===========
FUND SHARE INFORMATION
Number of shares........................    1,613,219      1,415,410       7,213,029     1,239,440        702,251
                                          ===========     ==========    ============   ===========    ===========
Cost of investments.....................  $21,524,291     $8,956,782    $110,137,254   $19,082,520    $14,717,249
                                          ===========     ==========    ============   ===========    ===========
ACCUMULATION UNIT VALUE
   Lowest...............................  $     19.69     $    15.30    $      15.64   $     14.44    $     14.41
                                          ===========     ==========    ============   ===========    ===========
   Highest..............................  $     23.41     $    17.65    $      18.25   $     16.71    $     20.47
                                          ===========     ==========    ============   ===========    ===========

                                         --------------
                                            FRANKLIN
                                           TEMPLETON
                                            VARIABLE
                                           INSURANCE
                                         PRODUCTS TRUST
                                          SUB-ACCOUNT
                                         --------------

                                            FRANKLIN
                                         MUTUAL SHARES
                                              VIP
                                         --------------
ASSETS
Investments, at fair value..............  $65,115,364
                                          -----------
   Total assets.........................  $65,115,364
                                          ===========
NET ASSETS
Accumulation units......................  $64,773,550
Contracts in payout (annuitization)
 period.................................      341,814
                                          -----------
   Total net assets.....................  $65,115,364
                                          ===========
FUND SHARE INFORMATION
Number of shares........................    2,881,211
                                          ===========
Cost of investments.....................  $49,400,207
                                          ===========
ACCUMULATION UNIT VALUE
   Lowest...............................  $     15.51
                                          ===========
   Highest..............................  $     29.64
                                          ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -----------------------------------------------------------------------------------------
                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                               FRANKLIN       FRANKLIN    FRANKLIN U.S.    TEMPLETON
                              SMALL CAP    SMALL-MID CAP    GOVERNMENT     DEVELOPING     TEMPLETON      TEMPLETON
                                VALUE          GROWTH       SECURITIES      MARKETS        FOREIGN      GLOBAL BOND
                                 VIP            VIP            VIP            VIP            VIP            VIP
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $26,530,953     $1,067,211    $15,520,729    $10,814,917    $63,482,078     $1,426,255
                             -----------     ----------    -----------    -----------    -----------     ----------
    Total assets...........  $26,530,953     $1,067,211    $15,520,729    $10,814,917    $63,482,078     $1,426,255
                             ===========     ==========    ===========    ===========    ===========     ==========
NET ASSETS
Accumulation units.........  $26,345,761     $1,067,211    $15,435,575    $10,749,154    $63,312,172     $1,297,259
Contracts in payout
 (annuitization) period....      185,192             --         85,154         65,763        169,906        128,996
                             -----------     ----------    -----------    -----------    -----------     ----------
    Total net assets.......  $26,530,953     $1,067,211    $15,520,729    $10,814,917    $63,482,078     $1,426,255
                             ===========     ==========    ===========    ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares...........    1,188,663         45,298      1,219,225      1,175,534      4,218,078         79,280
                             ===========     ==========    ===========    ===========    ===========     ==========
Cost of investments........  $18,782,849     $  814,039    $15,702,101    $11,884,261    $62,050,483     $1,335,096
                             ===========     ==========    ===========    ===========    ===========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     18.58     $    12.50    $     11.18    $     19.80    $     12.90     $    22.41
                             ===========     ==========    ===========    ===========    ===========     ==========
    Highest................  $     33.81     $    34.53    $     13.02    $     32.01    $     22.21     $    34.86
                             ===========     ==========    ===========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ------------------------------------------------------------------------------------
                                            FRANKLIN
                                           TEMPLETON    GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                            VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                           INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                         PRODUCTS TRUST     TRUST         TRUST         TRUST         TRUST         TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         -------------- ------------- ------------- ------------- ------------- -------------
                                                                                         VIT
                                           TEMPLETON         VIT           VIT        SMALL CAP        VIT           VIT
                                             GROWTH       LARGE CAP      MID CAP       EQUITY       STRATEGIC    U.S. EQUITY
                                              VIP           VALUE         VALUE       INSIGHTS       GROWTH       INSIGHTS
                                         -------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value..............    $955,811     $3,281,631    $2,946,718    $5,940,117      $23,726     $4,935,089
                                            --------     ----------    ----------    ----------      -------     ----------
   Total assets.........................    $955,811     $3,281,631    $2,946,718    $5,940,117      $23,726     $4,935,089
                                            ========     ==========    ==========    ==========      =======     ==========
NET ASSETS
Accumulation units......................    $917,159     $3,281,631    $2,946,718    $5,940,117      $23,726     $4,923,056
Contracts in payout (annuitization)
 period.................................      38,652             --            --            --           --         12,033
                                            --------     ----------    ----------    ----------      -------     ----------
   Total net assets.....................    $955,811     $3,281,631    $2,946,718    $5,940,117      $23,726     $4,935,089
                                            ========     ==========    ==========    ==========      =======     ==========
FUND SHARE INFORMATION
Number of shares........................      65,422        288,115       169,060       434,537        1,468        272,356
                                            ========     ==========    ==========    ==========      =======     ==========
Cost of investments.....................    $812,782     $3,232,689    $2,662,686    $5,641,824      $18,361     $3,379,350
                                            ========     ==========    ==========    ==========      =======     ==========
ACCUMULATION UNIT VALUE
   Lowest...............................    $  14.98     $    14.74    $    18.76    $    15.06      $ 12.52     $    13.89
                                            ========     ==========    ==========    ==========      =======     ==========
   Highest..............................    $  22.52     $    18.50    $    44.54    $    28.70      $ 19.51     $    20.34
                                            ========     ==========    ==========    ==========      =======     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------ ------------
                                         INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                           AMERICAN     AMERICAN   INVESCO V.I.     CORE     DIVERSIFIED  DIVERSIFIED
                                          FRANCHISE      VALUE       COMSTOCK      EQUITY      DIVIDEND      INCOME
                                         ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.............. $86,128,509  $45,105,961  $29,816,094  $84,650,483  $152,078,429  $8,063,800
                                         -----------  -----------  -----------  -----------  ------------  ----------
   Total assets......................... $86,128,509  $45,105,961  $29,816,094  $84,650,483  $152,078,429  $8,063,800
                                         ===========  ===========  ===========  ===========  ============  ==========
NET ASSETS
Accumulation units...................... $85,118,364  $44,808,093  $29,689,411  $82,869,436  $150,017,811  $7,935,589
Contracts in payout (annuitization)
 period.................................   1,010,145      297,868      126,683    1,781,047     2,060,618     128,211
                                         -----------  -----------  -----------  -----------  ------------  ----------
   Total net assets..................... $86,128,509  $45,105,961  $29,816,094  $84,650,483  $152,078,429  $8,063,800
                                         ===========  ===========  ===========  ===========  ============  ==========
FUND SHARE INFORMATION
Number of shares........................   1,569,397    2,264,355    1,556,164    2,064,142     6,552,280   1,261,941
                                         ===========  ===========  ===========  ===========  ============  ==========
Cost of investments..................... $57,569,162  $32,580,751  $18,995,535  $51,802,476  $ 83,235,723  $9,147,335
                                         ===========  ===========  ===========  ===========  ============  ==========
ACCUMULATION UNIT VALUE
   Lowest............................... $      7.91  $     20.96  $     18.60  $     11.73  $      15.68  $    12.64
                                         ===========  ===========  ===========  ===========  ============  ==========
   Highest.............................. $     23.92  $     35.10  $     25.70  $     30.42  $      61.67  $    16.53
                                         ===========  ===========  ===========  ===========  ============  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ------------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO       INVESCO      INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES      SERVICES
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------- ------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I.              INVESCO V.I.  INVESCO V.I.
                                          EQUITY AND  GLOBAL CORE   GOVERNMENT  INVESCO V.I. INTERNATIONAL   MANAGED
                                            INCOME       EQUITY     SECURITIES   HIGH YIELD     GROWTH      VOLATILITY
                                         ------------ ------------ ------------ ------------ ------------- ------------
ASSETS
Investments, at fair value.............. $27,029,261  $32,900,338   $8,618,534  $14,530,058   $20,588,811   $6,545,885
                                         -----------  -----------   ----------  -----------   -----------   ----------
   Total assets......................... $27,029,261  $32,900,338   $8,618,534  $14,530,058   $20,588,811   $6,545,885
                                         ===========  ===========   ==========  ===========   ===========   ==========
NET ASSETS
Accumulation units...................... $26,835,107  $32,572,439   $8,357,249  $14,353,954   $20,186,265   $6,336,388
Contracts in payout (annuitization)
 period.................................     194,154      327,899      261,285      176,104       402,546      209,497
                                         -----------  -----------   ----------  -----------   -----------   ----------
   Total net assets..................... $27,029,261  $32,900,338   $8,618,534  $14,530,058   $20,588,811   $6,545,885
                                         ===========  ===========   ==========  ===========   ===========   ==========
FUND SHARE INFORMATION
Number of shares........................   1,427,853    3,680,127      734,117    2,627,497       590,445      344,158
                                         ===========  ===========   ==========  ===========   ===========   ==========
Cost of investments..................... $21,926,519  $30,498,285   $8,903,281  $15,094,579   $13,298,935   $5,539,591
                                         ===========  ===========   ==========  ===========   ===========   ==========
ACCUMULATION UNIT VALUE
   Lowest............................... $     10.76  $     11.65   $    12.87  $      7.16   $     13.84   $    24.25
                                         ===========  ===========   ==========  ===========   ===========   ==========
   Highest.............................. $     28.40  $     27.39   $    17.81  $     28.47   $     27.20   $    25.86
                                         ===========  ===========   ==========  ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         ------------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO      INVESCO       INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------ -------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.              INVESCO V.I.
                                           MID CAP      MID CAP       MONEY       S&P 500    INVESCO V.I.     VALUE
                                         CORE EQUITY     GROWTH       MARKET       INDEX      TECHNOLOGY  OPPORTUNITIES
                                         ------------ ------------ ------------ ------------ ------------ -------------
ASSETS
Investments, at fair value.............. $10,886,538   $8,106,731   $5,841,749  $34,155,893   $2,964,696   $7,598,802
                                         -----------   ----------   ----------  -----------   ----------   ----------
   Total assets......................... $10,886,538   $8,106,731   $5,841,749  $34,155,893   $2,964,696   $7,598,802
                                         ===========   ==========   ==========  ===========   ==========   ==========
NET ASSETS
Accumulation units...................... $10,815,627   $8,027,592   $5,721,304  $33,772,175   $2,927,286   $7,477,879
Contracts in payout (annuitization)
 period.................................      70,911       79,139      120,445      383,718       37,410      120,923
                                         -----------   ----------   ----------  -----------   ----------   ----------
   Total net assets..................... $10,886,538   $8,106,731   $5,841,749  $34,155,893   $2,964,696   $7,598,802
                                         ===========   ==========   ==========  ===========   ==========   ==========
FUND SHARE INFORMATION
Number of shares........................     774,291    1,402,549    5,841,749    1,844,271      150,111      772,236
                                         ===========   ==========   ==========  ===========   ==========   ==========
Cost of investments..................... $ 9,406,367   $5,674,847   $5,841,749  $20,725,706   $2,078,211   $6,268,484
                                         ===========   ==========   ==========  ===========   ==========   ==========
ACCUMULATION UNIT VALUE
   Lowest............................... $     16.83   $    17.46   $     9.82  $     13.99   $    17.67   $    14.08
                                         ===========   ==========   ==========  ===========   ==========   ==========
   Highest.............................. $     24.70   $    25.87   $    11.89  $     19.23   $    18.84   $    17.02
                                         ===========   ==========   ==========  ===========   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -----------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                         (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------ ------------
                                         INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                           AMERICAN     AMERICAN   INVESCO V.I.     CORE     DIVERSIFIED  DIVERSIFIED
                                         FRANCHISE II   VALUE II   COMSTOCK II   EQUITY II   DIVIDEND II   INCOME II
                                         ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.............. $23,510,667  $28,614,611  $100,267,181  $1,855,338  $34,455,492    $149,129
                                         -----------  -----------  ------------  ----------  -----------    --------
   Total assets......................... $23,510,667  $28,614,611  $100,267,181  $1,855,338  $34,455,492    $149,129
                                         ===========  ===========  ============  ==========  ===========    ========
NET ASSETS
Accumulation units...................... $23,439,892  $28,544,369  $ 99,982,005  $1,854,281  $34,361,022    $149,129
Contracts in payout (annuitization)
 period.................................      70,775       70,242       285,176       1,057       94,470          --
                                         -----------  -----------  ------------  ----------  -----------    --------
   Total net assets..................... $23,510,667  $28,614,611  $100,267,181  $1,855,338  $34,455,492    $149,129
                                         ===========  ===========  ============  ==========  ===========    ========
FUND SHARE INFORMATION
Number of shares........................     438,386    1,448,841     5,255,093      45,766    1,490,934      23,448
                                         ===========  ===========  ============  ==========  ===========    ========
Cost of investments..................... $11,931,274  $21,243,549  $ 62,649,919  $1,163,914  $20,425,903    $167,667
                                         ===========  ===========  ============  ==========  ===========    ========
ACCUMULATION UNIT VALUE
   Lowest............................... $     12.10  $     21.45  $      16.62  $    14.37  $     14.42    $  11.94
                                         ===========  ===========  ============  ==========  ===========    ========
   Highest.............................. $     22.87  $     33.45  $      24.72  $    19.43  $     21.08    $  13.77
                                         ===========  ===========  ============  ==========  ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         --------------------------------------------------------------------------------
                                           INVESCO      INVESCO       INVESCO      INVESCO       INVESCO       INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT    INVESTMENT
                                           SERVICES     SERVICES     SERVICES      SERVICES     SERVICES      SERVICES
                                         (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)   (SERIES II)   (SERIES II)
                                         SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------ ------------- ------------ ------------- -------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.               INVESCO V.I.
                                          EQUITY AND  GLOBAL CORE   GOVERNMENT    GROWTH AND  INVESCO V.I.  INTERNATIONAL
                                          INCOME II    EQUITY II   SECURITIES II  INCOME II   HIGH YIELD II   GROWTH II
                                         ------------ ------------ ------------- ------------ ------------- -------------
ASSETS
Investments, at fair value.............. $33,898,061  $15,473,822    $290,784    $51,532,204   $9,227,942    $2,353,957
                                         -----------  -----------    --------    -----------   ----------    ----------
   Total assets......................... $33,898,061  $15,473,822    $290,784    $51,532,204   $9,227,942    $2,353,957
                                         ===========  ===========    ========    ===========   ==========    ==========
NET ASSETS
Accumulation units...................... $33,601,075  $15,427,041    $290,784    $51,391,937   $9,218,651    $2,353,957
Contracts in payout (annuitization)
 period.................................     296,986       46,781          --        140,267        9,291            --
                                         -----------  -----------    --------    -----------   ----------    ----------
   Total net assets..................... $33,898,061  $15,473,822    $290,784    $51,532,204   $9,227,942    $2,353,957
                                         ===========  ===========    ========    ===========   ==========    ==========
FUND SHARE INFORMATION
Number of shares........................   1,797,352    1,732,791      24,981      2,053,894    1,677,808        68,389
                                         ===========  ===========    ========    ===========   ==========    ==========
Cost of investments..................... $25,720,227  $14,174,985    $304,590    $38,707,781   $9,680,681    $1,998,444
                                         ===========  ===========    ========    ===========   ==========    ==========
ACCUMULATION UNIT VALUE
   Lowest............................... $     11.98  $     12.13    $  11.94    $     21.32   $     8.35    $     9.72
                                         ===========  ===========    ========    ===========   ==========    ==========
   Highest.............................. $     22.44  $     16.82    $  13.79    $     26.91   $    21.12    $    22.39
                                         ===========  ===========    ========    ===========   ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                         -------------------------------------------------------------------------------
                                            INVESCO      INVESCO      INVESCO      INVESCO      INVESCO       INVESCO
                                          INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                           SERVICES      SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                          (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)
                                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------ ------------ ------------ ------------ -------------
                                         INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                            MANAGED    MID CAP CORE   MID CAP       MONEY       S&P 500    INVESCO V.I.
                                         VOLATILITY II  EQUITY II    GROWTH II    MARKET II     INDEX II   TECHNOLOGY II
                                         ------------- ------------ ------------ ------------ ------------ -------------
ASSETS
Investments, at fair value..............   $158,709     $1,751,215   $9,306,840    $691,242   $55,400,558     $11,529
                                           --------     ----------   ----------    --------   -----------     -------
   Total assets.........................   $158,709     $1,751,215   $9,306,840    $691,242   $55,400,558     $11,529
                                           ========     ==========   ==========    ========   ===========     =======
NET ASSETS
Accumulation units......................   $158,709     $1,738,716   $9,256,282    $673,474   $55,156,227     $11,529
Contracts in payout (annuitization)
 period.................................         --         12,499       50,558      17,768       244,331          --
                                           --------     ----------   ----------    --------   -----------     -------
   Total net assets.....................   $158,709     $1,751,215   $9,306,840    $691,242   $55,400,558     $11,529
                                           ========     ==========   ==========    ========   ===========     =======
FUND SHARE INFORMATION
Number of shares........................      8,406        126,533    1,621,401     691,242     3,007,631         603
                                           ========     ==========   ==========    ========   ===========     =======
Cost of investments.....................   $140,220     $1,553,223   $6,802,822    $691,242   $33,056,894     $ 8,491
                                           ========     ==========   ==========    ========   ===========     =======
ACCUMULATION UNIT VALUE
   Lowest...............................   $  21.91     $    15.66   $    16.99    $   8.42   $     12.83     $ 15.94
                                           ========     ==========   ==========    ========   ===========     =======
   Highest..............................   $  24.65     $    20.52   $    27.66    $   9.73   $     23.11     $ 17.93
                                           ========     ==========   ==========    ========   ===========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ------------------------------------------------------------------------------------
                                INVESCO                                  LEGG MASON
                               INVESTMENT                    LAZARD       PARTNERS
                                SERVICES        JANUS      RETIREMENT     VARIABLE     LORD ABBETT   LORD ABBETT
                              (SERIES II)    ASPEN SERIES SERIES, INC.  EQUITY TRUST   SERIES FUND   SERIES FUND
                              SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                            ---------------- ------------ ------------ -------------- -------------- -----------
                                                                        CLEARBRIDGE
                                INVESCO                     EMERGING   VARIABLE LARGE
                               V.I. VALUE       FORTY       MARKETS      CAP VALUE                   FUNDAMENTAL
                            OPPORTUNITIES II  PORTFOLIO      EQUITY     PORTFOLIO I   BOND-DEBENTURE   EQUITY
                            ---------------- ------------ ------------ -------------- -------------- -----------
ASSETS
Investments, at fair value.    $4,877,779      $10,659       $  489        $2,351      $19,339,724   $5,294,113
                               ----------      -------       ------        ------      -----------   ----------
    Total assets...........    $4,877,779      $10,659       $  489        $2,351      $19,339,724   $5,294,113
                               ==========      =======       ======        ======      ===========   ==========
NET ASSETS
Accumulation units.........    $4,876,900      $10,659       $  489        $2,351      $19,189,839   $5,269,371
Contracts in payout
 (annuitization) period....           879           --           --            --          149,885       24,742
                               ----------      -------       ------        ------      -----------   ----------
    Total net assets.......    $4,877,779      $10,659       $  489        $2,351      $19,339,724   $5,294,113
                               ==========      =======       ======        ======      ===========   ==========
FUND SHARE
 INFORMATION
Number of shares...........       498,241          265           25           121        1,626,554      284,477
                               ==========      =======       ======        ======      ===========   ==========
Cost of investments........    $3,897,555      $ 7,089       $  410        $2,079      $19,259,259   $4,730,671
                               ==========      =======       ======        ======      ===========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................    $    12.40      $ 23.85       $48.02        $19.52      $     15.26   $    17.81
                               ==========      =======       ======        ======      ===========   ==========
    Highest................    $    18.35      $ 23.85       $48.02        $19.52      $     17.67   $    20.62
                               ==========      =======       ======        ======      ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -------------------------------------------------------------------------------
                                                                  MFS VARIABLE MFS VARIABLE  MFS VARIABLE
                            LORD ABBETT  LORD ABBETT  LORD ABBETT  INSURANCE    INSURANCE      INSURANCE
                            SERIES FUND  SERIES FUND  SERIES FUND    TRUST        TRUST          TRUST
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                            ----------- ------------- ----------- ------------ ------------ ---------------
                            GROWTH AND     GROWTH       MID-CAP                    MFS            MFS
                              INCOME    OPPORTUNITIES    STOCK     MFS GROWTH   HIGH YIELD  INVESTORS TRUST
                            ----------- ------------- ----------- ------------ ------------ ---------------
ASSETS
Investments, at fair value. $13,443,253  $8,334,462   $15,550,203   $789,404     $673,606     $1,154,988
                            -----------  ----------   -----------   --------     --------     ----------
    Total assets........... $13,443,253  $8,334,462   $15,550,203   $789,404     $673,606     $1,154,988
                            ===========  ==========   ===========   ========     ========     ==========
NET ASSETS
Accumulation units......... $13,373,255  $8,326,594   $15,413,114   $751,746     $673,606     $1,146,970
Contracts in payout
 (annuitization) period....      69,998       7,868       137,089     37,658           --          8,018
                            -----------  ----------   -----------   --------     --------     ----------
    Total net assets....... $13,443,253  $8,334,462   $15,550,203   $789,404     $673,606     $1,154,988
                            ===========  ==========   ===========   ========     ========     ==========
FUND SHARE
 INFORMATION
Number of shares...........     378,257     645,582       597,625     19,859      110,246         37,981
                            ===========  ==========   ===========   ========     ========     ==========
Cost of investments........ $10,255,375  $9,060,943   $11,323,579   $521,393     $683,119     $  721,953
                            ===========  ==========   ===========   ========     ========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     14.16  $    19.10   $     15.88   $  10.29     $  17.83     $    14.90
                            ===========  ==========   ===========   ========     ========     ==========
    Highest................ $     16.39  $    22.11   $     18.39   $  26.74     $  18.97     $    18.68
                            ===========  ==========   ===========   ========     ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ------------------------------------------------------------------------------------
                                                                                  MFS VARIABLE    MFS VARIABLE
                            MFS VARIABLE MFS VARIABLE MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE
                             INSURANCE    INSURANCE    INSURANCE     INSURANCE        TRUST           TRUST
                               TRUST        TRUST        TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS)
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                            ------------ ------------ ------------ ------------- --------------- ---------------
                                                                                                  MFS INVESTORS
                              MFS NEW                 MFS RESEARCH                 MFS GROWTH         TRUST
                             DISCOVERY   MFS RESEARCH     BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS)
                            ------------ ------------ ------------ ------------- --------------- ---------------
ASSETS
Investments, at fair value.  $1,365,556    $609,548     $699,795     $262,011        $82,735        $132,448
                             ----------    --------     --------     --------        -------        --------
    Total assets...........  $1,365,556    $609,548     $699,795     $262,011        $82,735        $132,448
                             ==========    ========     ========     ========        =======        ========
NET ASSETS
Accumulation units.........  $1,365,556    $604,596     $698,432     $262,011        $82,735        $132,448
Contracts in payout
 (annuitization) period....          --       4,952        1,363           --             --              --
                             ----------    --------     --------     --------        -------        --------
    Total net assets.......  $1,365,556    $609,548     $699,795     $262,011        $82,735        $132,448
                             ==========    ========     ========     ========        =======        ========
FUND SHARE
 INFORMATION
Number of shares...........      83,674      20,939       51,837        7,715          2,134           4,396
                             ==========    ========     ========     ========        =======        ========
Cost of investments........  $1,255,365    $405,660     $620,430     $185,578        $55,602        $ 76,467
                             ==========    ========     ========     ========        =======        ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    16.51    $  13.01     $  18.73     $  30.56        $ 14.91        $  15.51
                             ==========    ========     ========     ========        =======        ========
    Highest................  $    35.06    $  17.59     $  19.92     $  32.66        $ 24.34        $  21.15
                             ==========    ========     ========     ========        =======        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            --------------------------------------------------------------------------------------------
                             MFS VARIABLE    MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                               INSURANCE       INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE
                                 TRUST           TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT
                            (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            --------------- --------------- --------------- -------------- -------------- --------------
                                MFS NEW
                               DISCOVERY     MFS RESEARCH    MFS UTILITIES     EUROPEAN                      LIMITED
                            (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     EQUITY      INCOME PLUS      DURATION
                            --------------- --------------- --------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.    $110,774         $41,948       $1,372,884     $31,020,351    $62,077,443     $7,235,626
                               --------         -------       ----------     -----------    -----------     ----------
    Total assets...........    $110,774         $41,948       $1,372,884     $31,020,351    $62,077,443     $7,235,626
                               ========         =======       ==========     ===========    ===========     ==========
NET ASSETS
Accumulation units.........    $110,774         $41,948       $1,372,884     $30,705,448    $61,113,130     $7,203,020
Contracts in payout
 (annuitization) period....          --              --               --         314,903        964,313         32,606
                               --------         -------       ----------     -----------    -----------     ----------
    Total net assets.......    $110,774         $41,948       $1,372,884     $31,020,351    $62,077,443     $7,235,626
                               ========         =======       ==========     ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares...........       7,240           1,455           41,006       1,733,949      5,234,186        966,038
                               ========         =======       ==========     ===========    ===========     ==========
Cost of investments........    $102,577         $21,311       $  930,326     $30,018,556    $56,021,575     $8,583,559
                               ========         =======       ==========     ===========    ===========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................    $  16.69         $ 15.49       $    23.84     $     11.14    $     17.68     $     9.39
                               ========         =======       ==========     ===========    ===========     ==========
    Highest................    $  23.83         $ 22.84       $    33.76     $     54.91    $     53.69     $    11.92
                               ========         =======       ==========     ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            -------------------------------------------------------------------------------------------------
                                                           MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                            MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE         VARIABLE
                               VARIABLE       VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                              INVESTMENT     INVESTMENT        SERIES           SERIES           SERIES           SERIES
                                SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                             SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                            -------------- -------------- ---------------- ---------------- ---------------- ----------------
                                                              EUROPEAN                          LIMITED
                                             MULTI CAP         EQUITY        INCOME PLUS        DURATION       MONEY MARKET
                             MONEY MARKET      GROWTH     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                            -------------- -------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments, at fair value.  $26,369,361    $189,912,619     $8,226,718      $68,046,122      $27,560,078      $30,167,080
                             -----------    ------------     ----------      -----------      -----------      -----------
    Total assets...........  $26,369,361    $189,912,619     $8,226,718      $68,046,122      $27,560,078      $30,167,080
                             ===========    ============     ==========      ===========      ===========      ===========
NET ASSETS
Accumulation units.........  $25,973,076    $188,193,222     $8,142,571      $67,894,644      $27,491,497      $29,792,225
Contracts in payout
 (annuitization) period....      396,285       1,719,397         84,147          151,478           68,581          374,855
                             -----------    ------------     ----------      -----------      -----------      -----------
    Total net assets.......  $26,369,361    $189,912,619     $8,226,718      $68,046,122      $27,560,078      $30,167,080
                             ===========    ============     ==========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares...........   26,369,361       3,388,272        461,398        5,756,863        3,689,435       30,167,079
                             ===========    ============     ==========      ===========      ===========      ===========
Cost of investments........  $26,369,361    $120,436,549     $7,956,365      $61,683,514      $33,029,742      $30,167,080
                             ===========    ============     ==========      ===========      ===========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest.................  $      9.30    $      15.85     $    10.24      $     14.44      $      7.97      $      8.50
                             ===========    ============     ==========      ===========      ===========      ===========
    Highest................  $     24.09    $     223.59     $    19.21      $     20.87      $     10.29      $     10.30
                             ===========    ============     ==========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -------------------------------------------------------------------------------------
                             MORGAN STANLEY   NEUBERGER
                                VARIABLE       BERMAN
                               INVESTMENT     ADVISORS    OPPENHEIMER   OPPENHEIMER    OPPENHEIMER   OPPENHEIMER
                                 SERIES      MANAGEMENT    VARIABLE       VARIABLE      VARIABLE      VARIABLE
                            (CLASS Y SHARES)    TRUST    ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS ACCOUNT FUNDS
                              SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                            ---------------- ----------- ------------- -------------- ------------- -------------
                                                                                                     OPPENHEIMER
                               MULTI CAP         AMT      OPPENHEIMER                                 DISCOVERY
                                 GROWTH       LARGE CAP     CAPITAL     OPPENHEIMER    OPPENHEIMER     MID CAP
                            (CLASS Y SHARES)    VALUE    APPRECIATION  CAPITAL INCOME   CORE BOND      GROWTH
                            ---------------- ----------- ------------- -------------- ------------- -------------
ASSETS
Investments, at fair value.   $53,613,036      $21,352    $3,321,874     $1,479,316     $687,584      $626,766
                              -----------      -------    ----------     ----------     --------      --------
    Total assets...........   $53,613,036      $21,352    $3,321,874     $1,479,316     $687,584      $626,766
                              ===========      =======    ==========     ==========     ========      ========
NET ASSETS
Accumulation units.........   $53,516,073      $21,352    $3,314,715     $1,372,349     $687,584      $626,766
Contracts in payout
 (annuitization) period....        96,963           --         7,159        106,967           --            --
                              -----------      -------    ----------     ----------     --------      --------
    Total net assets.......   $53,613,036      $21,352    $3,321,874     $1,479,316     $687,584      $626,766
                              ===========      =======    ==========     ==========     ========      ========
FUND SHARE
 INFORMATION
Number of shares...........       972,131        1,303        51,208        100,840       86,380         7,952
                              ===========      =======    ==========     ==========     ========      ========
Cost of investments........   $32,978,580      $19,395    $1,986,677     $1,343,348     $821,365      $368,143
                              ===========      =======    ==========     ==========     ========      ========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $     14.48      $ 18.97    $    11.94     $    11.96     $  11.78      $   7.38
                              ===========      =======    ==========     ==========     ========      ========
    Highest................   $     31.39      $ 20.37    $    19.27     $    15.76     $  12.53      $  18.37
                              ===========      =======    ==========     ==========     ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            --------------------------------------------------------------------------------------------
                                                                                          OPPENHEIMER      OPPENHEIMER
                                                                                           VARIABLE         VARIABLE
                             OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER    ACCOUNT FUNDS    ACCOUNT FUNDS
                              VARIABLE        VARIABLE       VARIABLE      VARIABLE     (SERVICE SHARES  (SERVICE SHARES
                            ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS      ("SS"))          ("SS"))
                             SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                            ------------- ---------------- ------------- ------------- ----------------- ---------------
                                            OPPENHEIMER                   OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                             OPPENHEIMER  GLOBAL STRATEGIC  OPPENHEIMER   MAIN STREET       CAPITAL          CAPITAL
                               GLOBAL          INCOME       MAIN STREET    SMALL CAP   APPRECIATION (SS)   INCOME (SS)
                            ------------- ---------------- ------------- ------------- ----------------- ---------------
ASSETS
Investments, at fair value.  $2,527,619      $1,846,543     $1,625,441    $1,284,373      $24,513,180      $9,238,878
                             ----------      ----------     ----------    ----------      -----------      ----------
    Total assets...........  $2,527,619      $1,846,543     $1,625,441    $1,284,373      $24,513,180      $9,238,878
                             ==========      ==========     ==========    ==========      ===========      ==========
NET ASSETS
Accumulation units.........  $2,522,448      $1,700,355     $1,604,105    $1,282,927      $24,440,249      $9,205,287
Contracts in payout
 (annuitization) period....       5,171         146,188         21,336         1,446           72,931          33,591
                             ----------      ----------     ----------    ----------      -----------      ----------
    Total net assets.......  $2,527,619      $1,846,543     $1,625,441    $1,284,373      $24,513,180      $9,238,878
                             ==========      ==========     ==========    ==========      ===========      ==========
FUND SHARE
 INFORMATION
Number of shares...........      63,990         348,404         48,362        48,357          381,231         637,604
                             ==========      ==========     ==========    ==========      ===========      ==========
Cost of investments........  $1,832,210      $1,766,592     $  997,086    $  808,660      $14,276,926      $9,131,470
                             ==========      ==========     ==========    ==========      ===========      ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    17.51      $     4.01     $    13.92    $    34.88      $     17.72      $    13.29
                             ==========      ==========     ==========    ==========      ===========      ==========
    Highest................  $    28.90      $    21.17     $    20.99    $    37.10      $     20.94      $    15.80
                             ==========      ==========     ==========    ==========      ===========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -------------------------------------------------------------------------------------------------
                              OPPENHEIMER     OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                               VARIABLE        VARIABLE        VARIABLE         VARIABLE         VARIABLE        VARIABLE
                             ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS
                            (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES
                                ("SS"))         ("SS"))         ("SS"))         ("SS"))          ("SS"))          ("SS"))
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                            --------------- --------------- --------------- ---------------- ---------------- ---------------
                                              OPPENHEIMER
                                               DISCOVERY                      OPPENHEIMER                       OPPENHEIMER
                              OPPENHEIMER       MID CAP       OPPENHEIMER   GLOBAL STRATEGIC   OPPENHEIMER      MAIN STREET
                            CORE BOND (SS)    GROWTH (SS)     GLOBAL (SS)     INCOME (SS)    MAIN STREET (SS) SMALL CAP (SS)
                            --------------- --------------- --------------- ---------------- ---------------- ---------------
ASSETS
Investments, at fair value.   $21,908,497     $7,200,214      $10,927,830     $52,817,250      $40,001,352      $17,925,680
                              -----------     ----------      -----------     -----------      -----------      -----------
    Total assets...........   $21,908,497     $7,200,214      $10,927,830     $52,817,250      $40,001,352      $17,925,680
                              ===========     ==========      ===========     ===========      ===========      ===========
NET ASSETS
Accumulation units.........   $21,887,744     $7,183,116      $10,794,517     $52,435,168      $39,847,178      $17,797,521
Contracts in payout
 (annuitization) period....        20,753         17,098          133,313         382,082          154,174          128,159
                              -----------     ----------      -----------     -----------      -----------      -----------
    Total net assets.......   $21,908,497     $7,200,214      $10,927,830     $52,817,250      $40,001,352      $17,925,680
                              ===========     ==========      ===========     ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares...........     2,787,341         94,479          279,413       9,744,880        1,200,161          682,623
                              ===========     ==========      ===========     ===========      ===========      ===========
Cost of investments........   $24,021,231     $4,132,438      $ 8,130,390     $51,787,839      $24,384,792      $11,610,354
                              ===========     ==========      ===========     ===========      ===========      ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $      8.03     $    18.95      $     24.31     $     15.71      $     19.62      $     29.95
                              ===========     ==========      ===========     ===========      ===========      ===========
    Highest................   $      9.30     $    22.54      $     28.92     $     18.68      $     23.33      $     35.61
                              ===========     ==========      ===========     ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            ----------------------------------------------------------------------------------------------
                                  PIMCO           PIMCO       PIMCO          PIMCO            PIMCO            PIMCO
                                 VARIABLE       VARIABLE     VARIABLE       VARIABLE         VARIABLE         VARIABLE
                                INSURANCE       INSURANCE   INSURANCE      INSURANCE        INSURANCE        INSURANCE
                                  TRUST           TRUST       TRUST          TRUST            TRUST            TRUST
                               SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                            ------------------ ----------- ------------ ---------------- ---------------- ----------------
                                                                           PIMCO VIT
                                                                           COMMODITY        PIMCO VIT
                                                                          REAL RETURN        EMERGING        PIMCO VIT
                               FOREIGN BOND       MONEY     PIMCO VIT       STRATEGY       MARKETS BOND     REAL RETURN
                            (US DOLLAR-HEDGED)   MARKET    TOTAL RETURN (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)
                            ------------------ ----------- ------------ ---------------- ---------------- ----------------
ASSETS
Investments, at fair value.       $1,455         $18,877      $1,624       $1,606,159       $  968,959       $2,818,303
                                  ------         -------      ------       ----------       ----------       ----------
    Total assets...........       $1,455         $18,877      $1,624       $1,606,159       $  968,959       $2,818,303
                                  ======         =======      ======       ==========       ==========       ==========
NET ASSETS
Accumulation units.........       $1,455         $18,877      $1,624       $1,606,159       $  968,959       $2,818,303
Contracts in payout
 (annuitization) period....           --              --          --               --               --               --
                                  ------         -------      ------       ----------       ----------       ----------
    Total net assets.......       $1,455         $18,877      $1,624       $1,606,159       $  968,959       $2,818,303
                                  ======         =======      ======       ==========       ==========       ==========
FUND SHARE
 INFORMATION
Number of shares...........          133          18,877         145          327,120           76,356          220,008
                                  ======         =======      ======       ==========       ==========       ==========
Cost of investments........       $1,367         $18,877      $1,558       $2,923,310       $1,048,368       $2,871,321
                                  ======         =======      ======       ==========       ==========       ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................       $17.42         $  9.81      $17.10       $     6.27       $    13.41       $    12.10
                                  ======         =======      ======       ==========       ==========       ==========
    Highest................       $17.42         $  9.81      $17.10       $     7.04       $    15.04       $    13.58
                                  ======         =======      ======       ==========       ==========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -----------------------------------------------------------------------------------
                                 PIMCO
                                VARIABLE
                               INSURANCE      PROFUNDS    PROFUNDS    PROFUNDS        PROFUNDS       PROFUNDS
                                 TRUST           VP          VP          VP              VP             VP
                              SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                            ---------------- ----------- ----------- ----------- ------------------ -----------
                                                                       PROFUND
                               PIMCO VIT       PROFUND     PROFUND       VP           PROFUND         PROFUND
                              TOTAL RETURN       VP          VP       LARGE-CAP          VP             VP
                            (ADVISOR SHARES) FINANCIALS  HEALTH CARE    VALUE    TELECOMMUNICATIONS  UTILITIES
                            ---------------- ----------- ----------- ----------- ------------------ -----------
ASSETS
Investments, at fair value.   $13,234,467      $1,770      $1,937     $315,671         $1,580         $13,122
                              -----------      ------      ------     --------         ------         -------
    Total assets...........   $13,234,467      $1,770      $1,937     $315,671         $1,580         $13,122
                              ===========      ======      ======     ========         ======         =======
NET ASSETS
Accumulation units.........   $13,234,467      $1,770      $1,937     $315,671         $1,580         $13,122
Contracts in payout
 (annuitization) period....            --          --          --           --             --              --
                              -----------      ------      ------     --------         ------         -------
    Total net assets.......   $13,234,467      $1,770      $1,937     $315,671         $1,580         $13,122
                              ===========      ======      ======     ========         ======         =======
FUND SHARE
 INFORMATION
Number of shares...........     1,181,649          56          30        8,182            185             302
                              ===========      ======      ======     ========         ======         =======
Cost of investments........   $12,829,804      $1,080      $  900     $311,477         $1,401         $ 7,950
                              ===========      ======      ======     ========         ======         =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $     13.44      $ 9.15      $19.45     $  11.74         $10.25         $ 12.06
                              ===========      ======      ======     ========         ======         =======
    Highest................   $     15.08      $20.19      $25.91     $  20.66         $15.04         $ 19.21
                              ===========      ======      ======     ========         ======         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -----------------------------------------------------------------------------------------
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                             VT AMERICAN         VT             VT             VT         VT GEORGE          VT
                              GOVERNMENT      CAPITAL      DIVERSIFIED       EQUITY         PUTNAM      GLOBAL ASSET
                                INCOME     OPPORTUNITIES      INCOME         INCOME        BALANCED      ALLOCATION
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $18,156,939     $4,141,819    $24,137,762    $72,657,734    $53,213,280    $23,322,581
                             -----------     ----------    -----------    -----------    -----------    -----------
    Total assets...........  $18,156,939     $4,141,819    $24,137,762    $72,657,734    $53,213,280    $23,322,581
                             ===========     ==========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $17,853,613     $4,141,819    $24,033,818    $72,349,824    $52,969,963    $23,262,341
Contracts in payout
 (annuitization) period....      303,326             --        103,944        307,910        243,317         60,240
                             -----------     ----------    -----------    -----------    -----------    -----------
    Total net assets.......  $18,156,939     $4,141,819    $24,137,762    $72,657,734    $53,213,280    $23,322,581
                             ===========     ==========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,817,511        200,572      3,443,333      3,217,792      5,279,095      1,205,301
                             ===========     ==========    ===========    ===========    ===========    ===========
Cost of investments........  $20,433,388     $3,221,573    $26,866,010    $35,958,895    $50,640,874    $18,045,112
                             ===========     ==========    ===========    ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $      9.41     $    21.43    $     13.98    $     13.79    $     13.36    $     14.57
                             ===========     ==========    ===========    ===========    ===========    ===========
    Highest................  $     19.71     $    30.35    $     20.92    $     28.69    $     16.77    $     22.61
                             ===========     ==========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -----------------------------------------------------------------------------------------
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                                                               VT
                              VT GLOBAL      VT GLOBAL      VT GLOBAL      GROWTH AND     VT GROWTH          VT
                                EQUITY      HEALTH CARE     UTILITIES        INCOME     OPPORTUNITIES    HIGH YIELD
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $16,093,292    $30,932,208    $10,759,071    $145,169,651   $10,236,812    $33,288,611
                             -----------    -----------    -----------    ------------   -----------    -----------
    Total assets...........  $16,093,292    $30,932,208    $10,759,071    $145,169,651   $10,236,812    $33,288,611
                             ===========    ===========    ===========    ============   ===========    ===========
NET ASSETS
Accumulation units.........  $16,039,568    $30,904,718    $10,722,976    $144,663,900   $10,217,273    $33,194,389
Contracts in payout
 (annuitization) period....       53,724         27,490         36,095         505,751        19,539         94,222
                             -----------    -----------    -----------    ------------   -----------    -----------
    Total net assets.......  $16,093,292    $30,932,208    $10,759,071    $145,169,651   $10,236,812    $33,288,611
                             ===========    ===========    ===========    ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,025,050      1,533,575        782,478       5,557,797     1,104,295      4,931,646
                             ===========    ===========    ===========    ============   ===========    ===========
Cost of investments........  $14,993,814    $18,931,994    $10,811,762    $116,757,379   $ 6,890,950    $33,594,058
                             ===========    ===========    ===========    ============   ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $      7.36    $     19.59    $     12.06    $      14.45   $      6.98    $     15.37
                             ===========    ===========    ===========    ============   ===========    ===========
    Highest................  $     17.17    $     28.72    $     24.29    $      23.30   $     21.55    $     24.68
                             ===========    ===========    ===========    ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            -----------------------------------------------------------------------------------------
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                                 VT             VT             VT                            VT
                                  VT       INTERNATIONAL  INTERNATIONAL  INTERNATIONAL        VT           MONEY
                                INCOME         EQUITY         GROWTH         VALUE        INVESTORS        MARKET
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $72,738,321    $74,215,083    $11,716,271    $12,893,901    $55,192,272    $55,404,531
                             -----------    -----------    -----------    -----------    -----------    -----------
    Total assets...........  $72,738,321    $74,215,083    $11,716,271    $12,893,901    $55,192,272    $55,404,531
                             ===========    ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $72,247,407    $73,967,060    $11,677,897    $12,853,786    $54,936,919    $55,166,587
Contracts in payout
 (annuitization) period....      490,914        248,023         38,374         40,115        255,353        237,944
                             -----------    -----------    -----------    -----------    -----------    -----------
    Total net assets.......  $72,738,321    $74,215,083    $11,716,271    $12,893,901    $55,192,272    $55,404,531
                             ===========    ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    6,112,464      5,622,355        624,202      1,305,051      3,190,305     55,404,531
                             ===========    ===========    ===========    ===========    ===========    ===========
Cost of investments........  $72,510,474    $81,553,793    $ 9,351,167    $16,208,744    $36,100,986    $55,404,531
                             ===========    ===========    ===========    ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     13.92    $      9.19    $      6.73    $     11.04    $      9.63    $      8.39
                             ===========    ===========    ===========    ===========    ===========    ===========
    Highest................  $     20.88    $     19.57    $     14.75    $     16.91    $     24.32    $     11.58
                             ===========    ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            ----------------------------------------------------------------------------------------
                                                                                                       THE UNIVERSAL
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- -------------
                                                                                                        VAN KAMPEN
                                  VT             VT                                                      UIF CORE
                              MULTI-CAP      MULTI-CAP                    VT SMALL CAP                  PLUS FIXED
                                GROWTH         VALUE       VT RESEARCH       VALUE        VT VOYAGER      INCOME
                            -------------- -------------- -------------- -------------- -------------- -------------
ASSETS
Investments, at fair value.  $80,850,334     $7,328,183    $25,531,564    $39,246,392    $109,080,741    $771,839
                             -----------     ----------    -----------    -----------    ------------    --------
    Total assets...........  $80,850,334     $7,328,183    $25,531,564    $39,246,392    $109,080,741    $771,839
                             ===========     ==========    ===========    ===========    ============    ========
NET ASSETS
Accumulation units.........  $80,742,112     $7,328,183    $25,446,492    $39,215,524    $108,676,751    $771,839
Contracts in payout
 (annuitization) period....      108,222             --         85,072         30,868         403,990          --
                             -----------     ----------    -----------    -----------    ------------    --------
    Total net assets.......  $80,850,334     $7,328,183    $25,531,564    $39,246,392    $109,080,741    $771,839
                             ===========     ==========    ===========    ===========    ============    ========
FUND SHARE
 INFORMATION
Number of shares...........    2,345,528        336,309      1,232,813      2,374,252       1,981,845      72,270
                             ===========     ==========    ===========    ===========    ============    ========
Cost of investments........  $50,987,029     $4,772,927    $15,034,405    $36,827,654    $ 74,523,903    $760,913
                             ===========     ==========    ===========    ===========    ============    ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $      7.51     $    21.97    $     11.95    $     18.76    $       9.66    $  13.25
                             ===========     ==========    ===========    ===========    ============    ========
    Highest................  $     27.23     $    30.55    $     24.41    $     38.58    $      24.64    $  17.69
                             ===========     ==========    ===========    ===========    ============    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                            --------------------------------------------------------------------------------------
                            THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                            INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                             FUNDS, INC.    FUNDS, INC.    FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            -------------- -------------- -------------- ------------- ------------- -------------
                                                            VAN KAMPEN
                                                            UIF GLOBAL
                              VAN KAMPEN     VAN KAMPEN   TACTICAL ASSET                VAN KAMPEN    VAN KAMPEN
                             UIF EMERGING    UIF GLOBAL     ALLOCATION    VAN KAMPEN    UIF MID CAP    UIF U.S.
                            MARKETS EQUITY INFRASTRUCTURE   PORTFOLIO     UIF GROWTH      GROWTH      REAL ESTATE
                            -------------- -------------- -------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $18,088,845    $53,195,848    $79,713,006    $25,271,018   $14,236,850   $20,052,260
                             -----------    -----------    -----------    -----------   -----------   -----------
    Total assets...........  $18,088,845    $53,195,848    $79,713,006    $25,271,018   $14,236,850   $20,052,260
                             ===========    ===========    ===========    ===========   ===========   ===========
NET ASSETS
Accumulation units.........  $18,000,395    $53,195,848    $78,571,149    $25,179,047   $14,192,008   $19,976,311
Contracts in payout
 (annuitization) period....       88,450             --      1,141,857         91,971        44,842        75,949
                             -----------    -----------    -----------    -----------   -----------   -----------
    Total net assets.......  $18,088,845    $53,195,848    $79,713,006    $25,271,018   $14,236,850   $20,052,260
                             ===========    ===========    ===========    ===========   ===========   ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,293,909      5,713,840      7,754,183        822,357     1,118,370       996,138
                             ===========    ===========    ===========    ===========   ===========   ===========
Cost of investments........  $17,253,491    $48,962,767    $79,105,264    $14,891,179   $11,804,395   $14,435,904
                             ===========    ===========    ===========    ===========   ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     16.17    $     16.36    $     11.22    $     13.73   $     23.88   $     28.83
                             ===========    ===========    ===========    ===========   ===========   ===========
    Highest................  $     28.30    $     64.05    $     58.31    $     25.78   $     29.94   $     53.44
                             ===========    ===========    ===========    ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014

                            --------------------------------------------------------------------------------------
                            THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL
                            INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
                             FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.
                             (CLASS II)     (CLASS II)    (CLASS II)     (CLASS II)     (CLASS II)    (CLASS II)
                             SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            ------------- -------------- ------------- -------------- -------------- -------------
                                                                                        VAN KAMPEN
                                                                                        UIF GLOBAL
                             VAN KAMPEN     VAN KAMPEN    VAN KAMPEN     VAN KAMPEN   TACTICAL ASSET
                            UIF EMERGING   UIF EMERGING   UIF GLOBAL     UIF GLOBAL     ALLOCATION    VAN KAMPEN
                            MARKETS DEBT  MARKETS EQUITY   FRANCHISE   INFRASTRUCTURE   PORTFOLIO     UIF GROWTH
                             (CLASS II)     (CLASS II)    (CLASS II)     (CLASS II)     (CLASS II)    (CLASS II)
                            ------------- -------------- ------------- -------------- -------------- -------------
ASSETS
Investments, at fair value.  $ 9,899,293    $6,475,449    $37,168,424   $14,176,184    $27,193,064    $5,760,041
                             -----------    ----------    -----------   -----------    -----------    ----------
    Total assets...........  $ 9,899,293    $6,475,449    $37,168,424   $14,176,184    $27,193,064    $5,760,041
                             ===========    ==========    ===========   ===========    ===========    ==========
NET ASSETS
Accumulation units.........  $ 9,861,916    $6,475,449    $36,892,588   $14,176,184    $27,062,542    $5,740,068
Contracts in payout
 (annuitization) period....       37,377            --        275,836            --        130,522        19,973
                             -----------    ----------    -----------   -----------    -----------    ----------
    Total net assets.......  $ 9,899,293    $6,475,449    $37,168,424   $14,176,184    $27,193,064    $5,760,041
                             ===========    ==========    ===========   ===========    ===========    ==========
FUND SHARE
 INFORMATION
Number of shares...........    1,253,075       464,856      2,317,233     1,529,254      2,655,573       192,194
                             ===========    ==========    ===========   ===========    ===========    ==========
Cost of investments........  $10,360,594    $6,553,333    $35,389,840   $13,072,933    $26,750,036    $3,198,334
                             ===========    ==========    ===========   ===========    ===========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     17.57    $    28.42    $     20.66   $     14.71    $     12.25    $    21.04
                             ===========    ==========    ===========   ===========    ===========    ==========
    Highest................  $     25.29    $    33.18    $     29.61   $     31.02    $     17.54    $    28.28
                             ===========    ==========    ===========   ===========    ===========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2014


                                            ------------------------------------------
                                            THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                            INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                             FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                             (CLASS II)     (CLASS II)    (CLASS II)
                                             SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                            ------------- -------------- -------------
                                             VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                             UIF MID CAP  SMALL COMPANY    UIF U.S.
                                               GROWTH         GROWTH      REAL ESTATE
                                             (CLASS II)     (CLASS II)    (CLASS II)
                                            ------------- -------------- -------------
ASSETS
Investments, at fair value.................  $18,322,155    $8,550,216    $35,316,336
                                             -----------    ----------    -----------
    Total assets...........................  $18,322,155    $8,550,216    $35,316,336
                                             ===========    ==========    ===========
NET ASSETS
Accumulation units.........................  $18,301,396    $8,502,182    $35,188,765
Contracts in payout (annuitization) period.       20,759        48,034        127,571
                                             -----------    ----------    -----------
    Total net assets.......................  $18,322,155    $8,550,216    $35,316,336
                                             ===========    ==========    ===========
FUND SHARE INFORMATION
Number of shares...........................    1,459,933       520,403      1,764,053
                                             ===========    ==========    ===========
Cost of investments........................  $15,927,351    $8,076,308    $26,011,001
                                             ===========    ==========    ===========
ACCUMULATION UNIT VALUE
    Lowest.................................  $     15.01    $    26.40    $     28.50
                                             ===========    ==========    ===========
    Highest................................  $     33.84    $    31.19    $     37.99
                                             ===========    ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                   -----------------------------------------------------------------------
                                    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                     SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                      TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                   ----------- ----------- ----------- ----------- ----------- -----------
                                       AST
                                    ACADEMIC                   AST         AST         AST         AST
                                   STRATEGIES      AST      BALANCED    BLACKROCK     BOND        BOND
                                      ASSET     ADVANCED      ASSET      GLOBAL     PORTFOLIO   PORTFOLIO
                                   ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     2018        2019
                                   ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................... $       --   $     --    $      --    $    --    $     --     $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (95,099)   (40,434)    (130,210)      (412)     (6,666)     (5,563)
    Administrative expense........     (9,334)    (4,019)     (15,012)       (40)       (717)       (478)
                                   ----------   --------    ---------    -------    --------     -------
    Net investment income
     (loss).......................   (104,433)   (44,453)    (145,222)      (452)     (7,383)     (6,041)
                                   ----------   --------    ---------    -------    --------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........  1,164,777    251,970      831,329     69,877     152,638       6,076
    Cost of investments
     sold.........................    933,422    179,157      592,827     69,547     139,490       6,582
                                   ----------   --------    ---------    -------    --------     -------
       Realized gains
        (losses) on fund
        shares....................    231,355     72,813      238,502        330      13,148        (506)
Realized gain distributions.......         --         --           --         --          --          --
                                   ----------   --------    ---------    -------    --------     -------
    Net realized gains
     (losses).....................    231,355     72,813      238,502        330      13,148        (506)
Change in unrealized gains
 (losses).........................        181     84,236      395,249        877         156      13,772
                                   ----------   --------    ---------    -------    --------     -------
    Net realized and change in
     unrealized gains (losses)
     on investments...............    231,536    157,049      633,751      1,207      13,304      13,266
                                   ----------   --------    ---------    -------    --------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS....................... $  127,103   $112,596    $ 488,529    $   755    $  5,921     $ 7,225
                                   ==========   ========    =========    =======    ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      -----------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ----------- ----------- -----------
                                                                                          AST
                                          AST         AST         AST         AST       CAPITAL       AST
                                         BOND        BOND        BOND        BOND       GROWTH      COHEN &
                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET      STEERS
                                         2022        2023        2024      2025 (A)   ALLOCATION    REALTY
                                      ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --    $     --    $     --     $   --    $       --    $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (2,397)    (13,464)     (3,840)      (177)     (104,589)    (1,198)
    Administrative expense...........      (213)     (1,374)       (389)       (20)      (10,966)      (148)
                                        -------    --------    --------     ------    ----------    -------
    Net investment income
     (loss)..........................    (2,610)    (14,838)     (4,229)      (197)     (115,555)    (1,346)
                                        -------    --------    --------     ------    ----------    -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     2,610     771,499     174,102      6,122     1,658,656     10,836
    Cost of investments sold.........     2,522     740,465     167,370      5,986     1,168,100      8,364
                                        -------    --------    --------     ------    ----------    -------
       Realized gains (losses)
        on fund shares...............        88      31,034       6,732        136       490,556      2,472
Realized gain distributions..........        --          --          --         --            --         --
                                        -------    --------    --------     ------    ----------    -------
    Net realized gains (losses)......        88      31,034       6,732        136       490,556      2,472
Change in unrealized gains
 (losses)............................    13,829      89,715      28,602      1,341       (15,648)    23,985
                                        -------    --------    --------     ------    ----------    -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    13,917     120,749      35,334      1,477       474,908     26,457
                                        -------    --------    --------     ------    ----------    -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $11,307    $105,911    $ 31,105     $1,280    $  359,353    $25,111
                                        =======    ========    ========     ======    ==========    =======

--------
(a)For the period beginning January 2, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      ------------------------------------------------------------------------------------
                                       ADVANCED       ADVANCED        ADVANCED       ADVANCED     ADVANCED     ADVANCED
                                        SERIES         SERIES          SERIES         SERIES       SERIES       SERIES
                                         TRUST         TRUST           TRUST          TRUST         TRUST        TRUST
                                      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------- ---------------- -------------- -------------- ----------- -------------
                                                                        AST            AST                        AST
                                        AST FI                        FRANKLIN       FRANKLIN                   GOLDMAN
                                      PYRAMIS(R)       AST FI        TEMPLETON      TEMPLETON        AST         SACHS
                                         ASSET        PYRAMIS      FOUNDING FUNDS FOUNDING FUNDS   GLOBAL    CONCENTRATED
                                      ALLOCATION  QUANTITATIVE (B)   ALLOCATION        PLUS      REAL ESTATE GROWTH (C)(D)
                                      ----------- ---------------- -------------- -------------- ----------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --       $     --        $     --       $    --        $ --       $     --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (4,572)       (33,842)        (41,972)         (143)        (37)           (59)
    Administrative expense...........      (495)        (3,468)         (5,043)          (11)         (4)            (8)
                                        -------       --------        --------       -------        ----       --------
    Net investment income
     (loss)..........................    (5,067)       (37,310)        (47,015)         (154)        (41)           (67)
                                        -------       --------        --------       -------        ----       --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    13,799        660,826         302,695        68,926         226         54,071
    Cost of investments sold.........    10,261        576,694         238,344        69,292         151         30,668
                                        -------       --------        --------       -------        ----       --------
       Realized gains (losses)
        on fund shares...............     3,538         84,132          64,351          (366)         75         23,403
Realized gain distributions..........        --             --              --            --          --             --
                                        -------       --------        --------       -------        ----       --------
    Net realized gains (losses)......     3,538         84,132          64,351          (366)         75         23,403
Change in unrealized gains
 (losses)............................    14,906        (25,580)         39,960            --         273        (24,209)
                                        -------       --------        --------       -------        ----       --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    18,444         58,552         104,311          (366)        348           (806)
                                        -------       --------        --------       -------        ----       --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $13,377       $ 21,242        $ 57,296       $  (520)       $307       $   (873)
                                        =======       ========        ========       =======        ====       ========

--------
(b)Previously known as AST First Trust Balanced Target
(c)On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth
(d)For the period beginning January 1, 2014 and ended February 7, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                              -----------------------------------------------------------------------
                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST         AST                     AST
                                                GOLDMAN     GOLDMAN       AST       GOLDMAN       AST
                                                 SACHS       SACHS      GOLDMAN      SACHS      HERNDON
                                               LARGE-CAP    MID-CAP      SACHS     SMALL-CAP   LARGE-CAP   AST HIGH
                                                 VALUE      GROWTH    MULTI-ASSET    VALUE       VALUE       YIELD
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $   --      $   --     $     --      $ --       $    --     $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (120)       (634)      (7,000)      (88)         (296)       (842)
    Administrative expense...................      (16)        (83)        (828)      (11)          (38)       (126)
                                                ------      ------     --------      ----       -------     -------
    Net investment income (loss).............     (136)       (717)      (7,828)      (99)         (334)       (968)
                                                ------      ------     --------      ----       -------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    5,081       1,421      159,213       246         8,478      15,249
    Cost of investments sold.................    3,732       1,016      141,092       148         6,776      13,291
                                                ------      ------     --------      ----       -------     -------
       Realized gains (losses) on fund
        shares...............................    1,349         405       18,121        98         1,702       1,958
Realized gain distributions..................       --          --           --        --            --          --
                                                ------      ------     --------      ----       -------     -------
    Net realized gains (losses)..............    1,349         405       18,121        98         1,702       1,958
Change in unrealized gains (losses)..........      (61)      5,780        2,767       435        (1,274)        494
                                                ------      ------     --------      ----       -------     -------
    Net realized and change in unrealized
     gains (losses) on investments...........    1,288       6,185       20,888       533           428       2,452
                                                ------      ------     --------      ----       -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $1,152      $5,468     $ 13,060      $434       $    94     $ 1,484
                                                ======      ======     ========      ====       =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------------
                                        ADVANCED      ADVANCED     ADVANCED    ADVANCED     ADVANCED      ADVANCED
                                         SERIES        SERIES       SERIES      SERIES       SERIES        SERIES
                                          TRUST         TRUST        TRUST       TRUST        TRUST         TRUST
                                       SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ------------- ----------- ----------- ------------- -------------
                                                                      AST         AST          AST           AST
                                           AST           AST      INVESTMENT  J.P. MORGAN  J.P. MORGAN   J.P. MORGAN
                                      INTERNATIONAL INTERNATIONAL    GRADE      GLOBAL    INTERNATIONAL   STRATEGIC
                                         GROWTH         VALUE        BOND      THEMATIC      EQUITY     OPPORTUNITIES
                                      ------------- ------------- ----------- ----------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $    --       $    --    $       --    $    --      $    --      $     --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (507)...      (699)...    (29,336)   (2,221)..      (745)...    (48,463)..
    Administrative expense...........       (70)...       (94)...     (3,156)     (269)..       (79)...     (5,003)..
                                         -------       -------    ----------    -------      -------      --------
    Net investment income
     (loss)..........................       (577)         (793)      (32,492)    (2,490)        (824)      (53,466)
                                         -------       -------    ----------    -------      -------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      3,724         2,839     1,406,024      7,604          828       382,816
    Cost of investments sold.........      3,245         2,949     1,343,082      5,433          684       303,839
                                         -------       -------    ----------    -------      -------      --------
       Realized gains (losses)
        on fund shares...............        479          (110)       62,942      2,171          144        78,977
Realized gain distributions                   --            --            --         --           --            --
                                         -------       -------    ----------    -------      -------      --------
    Net realized gains
     (losses)........................        479          (110)       62,942      2,171          144        78,977
Change in unrealized gains
 (losses)............................     (3,268)       (4,129)       84,699      8,907       (3,505)       96,477
                                         -------       -------    ----------    -------      -------      --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     (2,789)       (4,239)      147,641     11,078       (3,361)      175,454
                                         -------       -------    ----------    -------      -------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(3,366)      $(5,032)   $  115,149    $ 8,588      $(4,185)     $121,988
                                         =======       =======    ==========    =======      =======      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -----------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ----------- ----------- -----------
                                                      AST
                                                    LOOMIS        AST
                                          AST       SAYLES    LORD ABBETT     AST         AST         AST
                                       LARGE-CAP   LARGE-CAP  CORE FIXED  MFS GLOBAL      MFS       MID-CAP
                                         VALUE    GROWTH (C)    INCOME      EQUITY      GROWTH       VALUE
                                      ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --     $    --     $   --      $   --      $    --     $   --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......       (83)     (2,035)      (613)       (672)        (111)      (553)
    Administrative expense...........       (13)       (251)       (90)       (101)         (17)       (64)
                                        -------     -------     ------      ------      -------     ------
    Net investment income
     (loss)..........................       (96)     (2,286)      (703)       (773)        (128)      (617)
                                        -------     -------     ------      ------      -------     ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     8,160      30,957      3,958       1,671       15,143        830
    Cost of investments sold.........     5,368      25,743      3,478       1,201        8,297        411
                                        -------     -------     ------      ------      -------     ------
       Realized gains (losses)
        on fund shares...............     2,792       5,214        480         470        6,846        419
Realized gain distributions..........        --          --         --          --           --         --
                                        -------     -------     ------      ------      -------     ------
    Net realized gains (losses)......     2,792       5,214        480         470        6,846        419
Change in unrealized gains
 (losses)............................    (1,810)     12,393      3,212       1,949       (5,963)     5,635
                                        -------     -------     ------      ------      -------     ------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................       982      17,607      3,692       2,419          883      6,054
                                        -------     -------     ------      ------      -------     ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $   886     $15,321     $2,989      $1,646      $   755     $5,437
                                        =======     =======     ======      ======      =======     ======

--------
(c)On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES       SERIES       SERIES      SERIES
                                         TRUST       TRUST       TRUST        TRUST        TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ------------- ----------- -----------
                                                      AST
                                                   NEUBERGER      AST                       AST         AST
                                                   BERMAN /    NEUBERGER       AST      PARAMETRIC     PIMCO
                                          AST         LSV       BERMAN    NEW DISCOVERY  EMERGING     LIMITED
                                         MONEY      MID-CAP     MID-CAP       ASSET       MARKETS    MATURITY
                                        MARKET       VALUE      GROWTH     ALLOCATION     EQUITY       BOND
                                      ----------- ----------- ----------- ------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $     --     $   --      $   --       $   --        $  --      $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (6,696)      (313)       (542)         (70)        (192)      (1,039)
    Administrative expense...........      (641)       (40)        (78)          (7)         (24)        (147)
                                       --------     ------      ------       ------        -----      -------
    Net investment income
     (loss)..........................    (7,337)      (353)       (620)         (77)        (216)      (1,186)
                                       --------     ------      ------       ------        -----      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   849,382      3,099       1,723        1,077          636       12,749
    Cost of investments sold.........   849,382      1,992       1,276        1,031          647       13,515
                                       --------     ------      ------       ------        -----      -------
       Realized gains (losses)
        on fund shares...............        --      1,107         447           46          (11)        (766)
Realized gain distributions..........        --         --          --           --           --           --
                                       --------     ------      ------       ------        -----      -------
    Net realized gains
     (losses)........................        --      1,107         447           46          (11)        (766)
Change in unrealized gains
 (losses)............................        --      2,410       3,626          186         (714)         716
                                       --------     ------      ------       ------        -----      -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................        --      3,517       4,073          232         (725)         (50)
                                       --------     ------      ------       ------        -----      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ (7,337)    $3,164      $3,453       $  155        $(941)     $(1,236)
                                       ========     ======      ======       ======        =====      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------
                                        ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                         SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST        TRUST        TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ------------ ------------ ----------- ----------- ----------- -----------
                                          AST          AST          AST         AST                     AST
                                         PIMCO     PRESERVATION PRUDENTIAL    QMA US        AST      SCHRODERS
                                      TOTAL RETURN    ASSET       GROWTH      EQUITY     RCM WORLD    GLOBAL
                                          BOND      ALLOCATION  ALLOCATION     ALPHA      TRENDS     TACTICAL
                                      ------------ ------------ ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --     $       --  $       --    $   --     $     --     $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (1,261)      (123,112)   (136,394)     (531)     (23,031)     (6,346)
    Administrative expense...........      (170)       (12,775)    (14,257)      (77)      (2,305)       (821)
                                        -------     ----------  ----------    ------     --------     -------
    Net investment income
     (loss)..........................    (1,431)      (135,887)   (150,651)     (608)     (25,336)     (7,167)
                                        -------     ----------  ----------    ------     --------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    28,171      1,719,448   1,892,234     1,553      160,330      14,161
    Cost of investments sold.........    26,052      1,370,396   1,510,489     1,010      117,528      10,734
                                        -------     ----------  ----------    ------     --------     -------
       Realized gains (losses)
        on fund shares...............     2,119        349,052     381,745       543       42,802       3,427
Realized gain distributions..........        --             --          --        --           --          --
                                        -------     ----------  ----------    ------     --------     -------
    Net realized gains (losses)......     2,119        349,052     381,745       543       42,802       3,427
Change in unrealized gains
 (losses)............................     2,599        131,709     433,091     7,695       32,958      25,817
                                        -------     ----------  ----------    ------     --------     -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................     4,718        480,761     814,836     8,238       75,760      29,244
                                        -------     ----------  ----------    ------     --------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 3,287     $  344,874  $  664,185    $7,630     $ 50,424     $22,077
                                        =======     ==========  ==========    ======     ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         -------------------------------------------------------------------------------
                                          ADVANCED    ADVANCED       ADVANCED       ADVANCED    ADVANCED     ADVANCED
                                           SERIES      SERIES         SERIES         SERIES      SERIES       SERIES
                                            TRUST       TRUST          TRUST          TRUST       TRUST        TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------- ----------- ----------------- ----------- ----------- -------------
                                             AST
                                          SCHRODERS                     AST                                     AST
                                         MULTI-ASSET     AST         SMALL-CAP         AST         AST     T. ROWE PRICE
                                            WORLD     SMALL-CAP       GROWTH        SMALL-CAP   TEMPLETON      ASSET
                                         STRATEGIES    GROWTH    OPPORTUNITIES (E)    VALUE    GLOBAL BOND  ALLOCATION
                                         ----------- ----------- ----------------- ----------- ----------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $     --     $    --        $   --         $   --      $   --     $       --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (9,884)        (28)         (274)          (340)       (644)       (96,299)
    Administrative expense..............    (1,021)         (3)          (39)           (44)        (84)        (9,822)
                                          --------     -------        ------         ------      ------     ----------
    Net investment income (loss)........   (10,905)        (31)         (313)          (384)       (728)      (106,121)
                                          --------     -------        ------         ------      ------     ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    94,919       3,195         2,125          1,017       6,917      1,162,267
    Cost of investments sold............    71,476       1,351         1,569            581       6,959        863,016
                                          --------     -------        ------         ------      ------     ----------
       Realized gains (losses) on
        fund shares.....................    23,443       1,844           556            436         (42)       299,251
Realized gain distributions.............        --          --            --             --          --             --
                                          --------     -------        ------         ------      ------     ----------
    Net realized gains (losses).........    23,443       1,844           556            436         (42)       299,251
Change in unrealized gains (losses).....    (3,225)     (1,918)          657          1,108         436         75,788
                                          --------     -------        ------         ------      ------     ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    20,218         (74)        1,213          1,544         394        375,039
                                          --------     -------        ------         ------      ------     ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................  $  9,313     $  (105)       $  900         $1,160      $ (334)    $  268,918
                                          ========     =======        ======         ======      ======     ==========

--------
(e)Previously known as AST Federated Aggressive Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                              ------------------------------------------------------------------------------
                                                                                                                 ALLIANCE
                                                                                                                 BERNSTEIN
                                                ADVANCED      ADVANCED      ADVANCED     ADVANCED    ADVANCED    VARIABLE
                                                 SERIES        SERIES        SERIES       SERIES      SERIES      PRODUCT
                                                  TRUST         TRUST         TRUST        TRUST       TRUST    SERIES FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ------------- ------------- ------------- ----------- ----------- -----------
                                                                                            AST
                                                   AST           AST           AST      WELLINGTON      AST
                                              T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE MANAGEMENT    WESTERN    ALLIANCE
                                                 EQUITY       LARGE-CAP      NATURAL      HEDGED    ASSET CORE   BERNSTEIN
                                                 INCOME        GROWTH       RESOURCES     EQUITY     PLUS BOND  VPS GROWTH
                                              ------------- ------------- ------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................    $    --       $   --        $    --      $    --      $  --    $        --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (1,150)        (180)        (1,591)      (2,639)      (109)      (294,323)
    Administrative expense...................       (118)         (26)          (186)        (286)       (19)       (28,223)
                                                 -------       ------        -------      -------      -----    -----------
    Net investment income (loss).............     (1,268)        (206)        (1,777)      (2,925)      (128)      (322,546)
                                                 -------       ------        -------      -------      -----    -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................      2,661          403         28,144        7,964        655      6,830,228
    Cost of investments sold.................      1,904          238         29,897        6,891        624      3,966,103
                                                 -------       ------        -------      -------      -----    -----------
       Realized gains (losses) on fund
        shares...............................        757          165         (1,753)       1,073         31      2,864,125
Realized gain distributions..................         --           --             --           --         --        352,992
                                                 -------       ------        -------      -------      -----    -----------
    Net realized gains (losses)..............        757          165         (1,753)       1,073         31      3,217,117
Change in unrealized gains (losses)..........      4,886        1,274         (6,150)       9,345        863     (1,032,687)
                                                 -------       ------        -------      -------      -----    -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.............................      5,643        1,439         (7,903)      10,418        894      2,184,430
                                                 -------       ------        -------      -------      -----    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $ 4,375       $1,233        $(9,680)     $ 7,493      $ 766    $ 1,861,884
                                                 =======       ======        =======      =======      =====    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      --------------------------------------------------------------------------------------
                                        ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                        BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN
                                        VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        CENTURY
                                         PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT        VARIABLE
                                       SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC.
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------- ----------------
                                        ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                      BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN
                                        GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY
                                         INCOME         VALUE        GROWTH       CAP VALUE       VALUE       VP BALANCED
                                      ------------- ------------- ------------- ------------- ------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $   634,380   $   376,462   $       --    $    66,979    $ 15,739         $  183
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (908,647)     (173,780)    (266,956)      (234,652)    (16,046)          (163)
    Administrative expense...........      (67,525)      (22,386)     (21,323)       (29,968)     (1,955)           (11)
                                       -----------   -----------   ----------    -----------    --------         ------
    Net investment income
     (loss)..........................     (341,792)      180,296     (288,279)      (197,641)     (2,262)             9
                                       -----------   -----------   ----------    -----------    --------         ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   15,610,560     2,624,740    6,737,592      6,948,808     249,325          1,033
    Cost of investments sold.........   11,581,605     2,925,053    3,745,509      4,819,453     197,417            908
                                       -----------   -----------   ----------    -----------    --------         ------
       Realized gains (losses)
        on fund shares...............    4,028,955      (300,313)   2,992,083      2,129,355      51,908            125
Realized gain distributions..........           --            --           --      1,652,224          --          1,036
                                       -----------   -----------   ----------    -----------    --------         ------
    Net realized gains
     (losses)........................    4,028,955      (300,313)   2,992,083      3,781,579      51,908          1,161
Change in unrealized gains
 (losses)............................      410,789      (780,696)    (929,176)    (2,571,308)     36,542           (223)
                                       -----------   -----------   ----------    -----------    --------         ------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    4,439,744    (1,081,009)   2,062,907      1,210,271      88,450            938
                                       -----------   -----------   ----------    -----------    --------         ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 4,097,952   $  (900,713)  $1,774,628    $ 1,012,630    $ 86,188         $  947
                                       ===========   ===========   ==========    ===========    ========         ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         ----------------------------------------------------------------------------------
                                             AMERICAN       DEUTSCHE     DEUTSCHE     DEUTSCHE     DEUTSCHE     DEUTSCHE
                                         CENTURY VARIABLE   VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE
                                         PORTFOLIOS, INC. SERIES I (F) SERIES I (F) SERIES I (F) SERIES I (F) SERIES I (F)
                                           SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ---------------- ------------ ------------ ------------ ------------ -------------
                                                                         DEUTSCHE                  DEUTSCHE
                                             AMERICAN       DEUTSCHE     CAPITAL      DEUTSCHE      GLOBAL      DEUTSCHE
                                             CENTURY          BOND        GROWTH    CORE EQUITY   SMALL CAP   INTERNATIONAL
                                         VP INTERNATIONAL  VIP A (G)    VIP A (H)    VIP A (I)    VIP A (J)     VIP A (K)
                                         ---------------- ------------ ------------ ------------ ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................      $  99         $11,942      $  6,764     $ 6,525     $   9,355     $  4,965
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........        (80)         (1,325)       (4,515)     (2,551)       (4,686)      (1,164)
    Administrative expense..............         (7)           (991)       (3,238)     (1,819)       (3,320)        (814)
                                              -----         -------      --------     -------     ---------     --------
    Net investment income
     (loss).............................         12           9,626          (989)      2,155         1,349        2,987
                                              -----         -------      --------     -------     ---------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................         90          56,512       156,470      91,934       146,706       67,275
    Cost of investments sold............         65          57,751        98,827      67,153       121,623       79,998
                                              -----         -------      --------     -------     ---------     --------
       Realized gains (losses) on
        fund shares.....................         25          (1,239)       57,643      24,781        25,083      (12,723)
Realized gain distributions.............         --              --        61,835          --       121,225           --
                                              -----         -------      --------     -------     ---------     --------
    Net realized gains (losses).........         25          (1,239)      119,478      24,781       146,308      (12,723)
Change in unrealized gains
 (losses)...............................       (456)          9,929         3,496      35,355      (202,088)     (23,429)
                                              -----         -------      --------     -------     ---------     --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................       (431)          8,690       122,974      60,136       (55,780)     (36,152)
                                              -----         -------      --------     -------     ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................      $(419)        $18,316      $121,985     $62,291     $ (54,431)    $(33,165)
                                              =====         =======      ========     =======     =========     ========

--------
(f)Previously known as DWS Variable Series I
(g)Previously known as DWS Bond VIP A
(h)Previously known as DWS Capital Growth VIP A
(i)Previously known as DWS Core Equity VIP A
(j)Previously known as DWS Global Small Cap Growth VIP A
(k)Previously known as DWS International VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         -----------------------------------------------------------------------------
                                                                                     DREYFUS
                                                                                    SOCIALLY                 DREYFUS
                                           DEUTSCHE      DEUTSCHE      DEUTSCHE    RESPONSIBLE   DREYFUS    VARIABLE
                                           VARIABLE      VARIABLE      VARIABLE      GROWTH    STOCK INDEX INVESTMENT
                                         SERIES II (L) SERIES II (L) SERIES II (L) FUND, INC.     FUND        FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ------------- ------------- ------------- ----------- ----------- -----------
                                           DEUTSCHE      DEUTSCHE      DEUTSCHE      DREYFUS
                                         GLOBAL INCOME     MONEY       SMALL MID    SOCIALLY     DREYFUS       VIF
                                            BUILDER       MARKET      CAP GROWTH   RESPONSIBLE STOCK INDEX  GROWTH &
                                         VIP A II (M)  VIP A II (N)  VIP A II (O)  GROWTH FUND    FUND       INCOME
                                         ------------- ------------- ------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  40,002      $    17       $    --      $  217      $10,107     $   699
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (5,353)        (747)       (1,584)       (248)      (7,652)     (1,232)
    Administrative expense..............      (3,824)        (504)       (1,126)        (21)        (577)        (91)
                                           ---------      -------       -------      ------      -------     -------
    Net investment income (loss)........      30,825       (1,234)       (2,710)        (52)       1,878        (624)
                                           ---------      -------       -------      ------      -------     -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................     160,228        6,039        60,144         276       24,187      10,498
    Cost of investments sold............     139,069        6,039        38,575         193       16,422       6,827
                                           ---------      -------       -------      ------      -------     -------
       Realized gains (losses) on
        fund shares.....................      21,159           --        21,569          83        7,765       3,671
Realized gain distributions.............     131,872           --            --       1,417        6,570          --
                                           ---------      -------       -------      ------      -------     -------
    Net realized gains (losses).........     153,031           --        21,569       1,500       14,335       3,671
Change in unrealized gains (losses).....    (142,937)          --          (485)        935       48,428       4,165
                                           ---------      -------       -------      ------      -------     -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................      10,094           --        21,084       2,435       62,763       7,836
                                           ---------      -------       -------      ------      -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $  40,919      $(1,234)      $18,374      $2,383      $64,641     $ 7,212
                                           =========      =======       =======      ======      =======     =======

--------
(l)Previously known as DWS Variable Series II
(m)Previously known as DWS Global Income Builder VIP A II
(n)Previously known as DWS Money Market VIP A II
(o)Previously known as DWS Small Mid Cap Growth VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------------
                                        DREYFUS                 FIDELITY      FIDELITY      FIDELITY      FIDELITY
                                       VARIABLE    FEDERATED    VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                      INVESTMENT   INSURANCE    INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                         FUND       SERIES    PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                                      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ----------- ------------- ------------- ------------- -------------
                                                   FEDERATED
                                                     PRIME
                                       VIF MONEY     MONEY         VIP           VIP                      VIP HIGH
                                        MARKET      FUND II    CONTRAFUND   EQUITY-INCOME  VIP GROWTH      INCOME
                                      ----------- ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $     1    $     --    $   42,207     $ 21,743      $  6,372      $ 30,289
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (4,911)    (68,411)      (63,270)     (10,362)      (45,012)       (7,641)
    Administrative expense...........      (378)     (5,205)       (5,083)        (797)       (3,560)         (621)
                                        -------    --------    ----------     --------      --------      --------
    Net investment income
     (loss)..........................    (5,288)    (73,616)      (26,146)      10,584       (42,200)       22,027
                                        -------    --------    ----------     --------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    86,199     988,699     1,501,734      126,931       562,607       178,026
    Cost of investments sold.........    86,199     988,699     1,002,345      103,210       348,864       175,982
                                        -------    --------    ----------     --------      --------      --------
       Realized gains (losses)
        on fund shares...............        --          --       499,389       23,721       213,743         2,044
Realized gain distributions..........        --          --        88,551       10,827            --            --
                                        -------    --------    ----------     --------      --------      --------
    Net realized gains (losses)......        --          --       587,940       34,548       213,743         2,044
Change in unrealized gains
 (losses)............................        --          --       (46,647)      11,962       164,290       (20,950)
                                        -------    --------    ----------     --------      --------      --------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................        --          --       541,293       46,510       378,033       (18,906)
                                        -------    --------    ----------     --------      --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(5,288)   $(73,616)   $  515,147     $ 57,094      $335,833      $  3,121
                                        =======    ========    ==========     ========      ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      -------------------------------------------------------------------------------------------
                                        FIDELITY     FIDELITY    FIDELITY       FIDELITY          FIDELITY          FIDELITY
                                        VARIABLE     VARIABLE    VARIABLE       VARIABLE          VARIABLE          VARIABLE
                                        INSURANCE    INSURANCE   INSURANCE      INSURANCE         INSURANCE         INSURANCE
                                        PRODUCTS     PRODUCTS    PRODUCTS     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                          FUND         FUND        FUND     (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                       SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------- ----------- ----------- ----------------- ----------------- -----------------
                                                        VIP                     VIP ASSET                              VIP
                                                    INVESTMENT      VIP      MANAGER GROWTH    VIP CONTRAFUND     EQUITY-INCOME
                                      VIP INDEX 500 GRADE BOND   OVERSEAS   (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                      ------------- ----------- ----------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   61,476    $ 26,382    $  10,340        $ 103          $   308,271         $16,221
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (52,193)    (14,324)     (11,393)        (195)            (657,676)         (9,412)
    Administrative expense...........      (4,160)     (1,232)        (919)         (14)             (87,323)           (638)
                                       ----------    --------    ---------        -----          -----------         -------
    Net investment income
     (loss)..........................       5,123      10,826       (1,972)        (106)            (436,728)          6,171
                                       ----------    --------    ---------        -----          -----------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   1,110,285     229,144      369,387          209           14,312,007          77,857
    Cost of investments sold.........     740,020     226,737      324,217          125           10,976,573          68,650
                                       ----------    --------    ---------        -----          -----------         -------
       Realized gains (losses)
        on fund shares...............     370,265       2,407       45,170           84            3,335,434           9,207
Realized gain distributions..........       3,412         501          279           10              858,346           8,803
                                       ----------    --------    ---------        -----          -----------         -------
    Net realized gains
     (losses)........................     373,677       2,908       45,449           94            4,193,780          18,010
Change in unrealized gains
 (losses)............................      90,313      40,056     (127,555)         496              528,668          17,765
                                       ----------    --------    ---------        -----          -----------         -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     463,990      42,964      (82,106)         590            4,722,448          35,775
                                       ----------    --------    ---------        -----          -----------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  469,113    $ 53,790    $ (84,078)       $ 484          $ 4,285,720         $41,946
                                       ==========    ========    =========        =====          ===========         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      ------------------------------------------------------------------------
                                       FIDELITY    FIDELITY    FIDELITY    FIDELITY    FIDELITY    FIDELITY
                                       VARIABLE    VARIABLE    VARIABLE    VARIABLE    VARIABLE    VARIABLE
                                       INSURANCE   INSURANCE   INSURANCE   INSURANCE   INSURANCE   INSURANCE
                                       PRODUCTS    PRODUCTS    PRODUCTS    PRODUCTS    PRODUCTS    PRODUCTS
                                         FUND        FUND        FUND        FUND        FUND        FUND
                                       (SERVICE    (SERVICE    (SERVICE    (SERVICE    (SERVICE    (SERVICE
                                       CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ----------- ----------- -----------
                                          VIP         VIP         VIP         VIP
                                        FREEDOM     FREEDOM     FREEDOM     FREEDOM
                                         2010        2020        2030       INCOME                VIP GROWTH
                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO  VIP GROWTH   & INCOME
                                       (SERVICE    (SERVICE    (SERVICE    (SERVICE    (SERVICE    (SERVICE
                                       CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)    CLASS 2)
                                      ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   59,908  $   55,648   $ 29,115    $ 18,929     $    --   $    97,242
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (73,477)    (65,229)   (34,227)    (24,389)     (2,261)     (130,966)
    Administrative expense...........     (9,768)     (8,600)    (4,694)     (3,328)       (153)      (17,048)
                                      ----------  ----------   --------    --------     -------   -----------
    Net investment income
     (loss)..........................    (23,337)    (18,181)    (9,806)     (8,788)     (2,414)      (50,772)
                                      ----------  ----------   --------    --------     -------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............  1,791,002   1,530,202    655,893     558,043      14,883     7,447,353
    Cost of investments sold.........  1,523,038   1,273,707    517,185     521,836       7,687     5,006,607
                                      ----------  ----------   --------    --------     -------   -----------
       Realized gains (losses)
        on fund shares...............    267,964     256,495    138,708      36,207       7,196     2,440,746
Realized gain distributions..........     84,647      82,322     46,726      16,527          --         3,317
                                      ----------  ----------   --------    --------     -------   -----------
    Net realized gains (losses)......    352,611     338,817    185,434      52,734       7,196     2,444,063
Change in unrealized gains
 (losses)............................   (198,094)   (192,051)   (97,594)     (8,957)      8,283    (1,753,443)
                                      ----------  ----------   --------    --------     -------   -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    154,517     146,766     87,840      43,777      15,479       690,620
                                      ----------  ----------   --------    --------     -------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $  131,180  $  128,585   $ 78,034    $ 34,989     $13,065   $   639,848
                                      ==========  ==========   ========    ========     =======   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                             ------------------------------------------------------------------------------------------
                                 FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                 VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                 INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                 PRODUCTS          PRODUCTS          PRODUCTS          PRODUCTS          PRODUCTS
                                   FUND              FUND              FUND              FUND              FUND
                                 (SERVICE          (SERVICE          (SERVICE          (SERVICE          (SERVICE
                                 CLASS 2)          CLASS 2)          CLASS 2)          CLASS 2)          CLASS 2)
                                SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                             ----------------- ----------------- ----------------- ----------------- -----------------

                                VIP GROWTH            VIP               VIP         VIP INVESTMENT          VIP
                                   STOCK          HIGH INCOME        INDEX 500        GRADE BOND          MID CAP
                             (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................     $  7,974         $  220,956        $  112,610           $ 27           $    2,303
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........      (19,725)           (65,115)         (116,915)           (21)            (193,023)
    Administrative
     expense................       (2,606)            (8,070)          (14,991)            (1)             (25,706)
                                 --------         ----------        ----------           ----           ----------
    Net investment
     income (loss)..........      (14,357)           147,771           (19,296)             5             (216,426)
                                 --------         ----------        ----------           ----           ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................      502,357          1,408,000         3,549,541            560            4,708,987
    Cost of investments
     sold...................      405,572          1,362,169         2,705,035            580            4,153,975
                                 --------         ----------        ----------           ----           ----------
       Realized gains
        (losses) on
        fund
        shares..............       96,785             45,831           844,506            (20)             555,012
Realized gain
 distributions..............      146,216                 --             7,086              1              328,764
                                 --------         ----------        ----------           ----           ----------
    Net realized gains
     (losses)...............      243,001             45,831           851,592            (19)             883,776
Change in unrealized
 gains (losses).............      (93,915)          (195,793)           (4,195)            73             (168,717)
                                 --------         ----------        ----------           ----           ----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............      149,086           (149,962)          847,397             54              715,059
                                 --------         ----------        ----------           ----           ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................     $134,729         $   (2,191)       $  828,101           $ 59           $  498,633
                                 ========         ==========        ==========           ====           ==========

                             -----------------
                                 FIDELITY
                                 VARIABLE
                                 INSURANCE
                                 PRODUCTS
                                   FUND
                                 (SERVICE
                                 CLASS 2)
                                SUB-ACCOUNT
                             -----------------
                                    VIP
                                   MONEY
                                  MARKET
                             (SERVICE CLASS 2)
                             -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $      931
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........      (134,838)
    Administrative
     expense................       (16,732)
                                ----------
    Net investment
     income (loss)..........      (150,639)
                                ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     6,274,161
    Cost of investments
     sold...................     6,274,161
                                ----------
       Realized gains
        (losses) on
        fund
        shares..............            --
Realized gain
 distributions..............            --
                                ----------
    Net realized gains
     (losses)...............            --
Change in unrealized
 gains (losses).............            --
                                ----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............            --
                                ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................    $ (150,639)
                                ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                         ------------------------------------------------------------------------------
                                           FIDELITY     FRANKLIN      FRANKLIN      FRANKLIN    FRANKLIN     FRANKLIN
                                           VARIABLE     TEMPLETON     TEMPLETON     TEMPLETON   TEMPLETON    TEMPLETON
                                           INSURANCE    VARIABLE      VARIABLE      VARIABLE    VARIABLE     VARIABLE
                                         PRODUCTS FUND  INSURANCE     INSURANCE     INSURANCE   INSURANCE    INSURANCE
                                           (SERVICE     PRODUCTS      PRODUCTS      PRODUCTS    PRODUCTS     PRODUCTS
                                           CLASS 2)       TRUST         TRUST         TRUST       TRUST        TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ----------- --------------- ----------- -----------  -----------
                                                        FRANKLIN                                             FRANKLIN
                                         VIP OVERSEAS   FLEX CAP   FRANKLIN GROWTH  FRANKLIN    FRANKLIN     LARGE CAP
                                           (SERVICE      GROWTH      AND INCOME    HIGH INCOME   INCOME       GROWTH
                                           CLASS 2)      VIP (P)       VIP (Q)       VIP (R)     VIP (S)      VIP (T)
                                         ------------- ----------- --------------- ----------- -----------  -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $   397     $      --    $  710,256    $  591,258  $ 6,562,115  $  348,627
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (617)      (31,597)     (409,920)     (149,701)  (1,846,399)   (438,193)
    Administrative expense..............        (36)       (3,991)      (55,668)      (13,665)    (219,599)    (59,878)
                                            -------     ---------    ----------    ----------  -----------  ----------
    Net investment income (loss)........       (256)      (35,588)      244,668       427,892    4,496,117    (149,444)
                                            -------     ---------    ----------    ----------  -----------  ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      3,518       679,656     7,295,383     2,160,861   33,119,752   9,768,211
    Cost of investments sold............      3,116       455,391     5,996,314     1,988,704   30,559,065   6,905,990
                                            -------     ---------    ----------    ----------  -----------  ----------
       Realized gains (losses) on
        fund shares.....................        402       224,265     1,299,069       172,157    2,560,687   2,862,221
Realized gain distributions.............         10       286,774            --            --           --          --
                                            -------     ---------    ----------    ----------  -----------  ----------
    Net realized gains (losses).........        412       511,039     1,299,069       172,157    2,560,687   2,862,221
Change in unrealized gains
 (losses)...............................     (4,040)     (392,562)      529,765      (723,362)  (2,449,568)    445,582
                                            -------     ---------    ----------    ----------  -----------  ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................     (3,628)      118,477     1,828,834      (551,205)     111,119   3,307,803
                                            -------     ---------    ----------    ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................    $(3,884)    $  82,889    $2,073,502    $ (123,313) $ 4,607,236  $3,158,359
                                            =======     =========    ==========    ==========  ===========  ==========

--------
(p)Previously known as Franklin Flex Cap Growth Securities
(q)Previously known as Franklin Growth and Income Securities
(r)Previously known as Franklin High Income Securities
(s)Previously known as Franklin Income Securities
(t)Previously known as Franklin Large Cap Growth Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      -----------------------------------------------------------------------------------------
                                         FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                        TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                         VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                        INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                      PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                         FRANKLIN                                     FRANKLIN    FRANKLIN U.S.    TEMPLETON
                                      MUTUAL GLOBAL     FRANKLIN       FRANKLIN    SMALL-MID CAP    GOVERNMENT     DEVELOPING
                                        DISCOVERY    MUTUAL SHARES    SMALL CAP        GROWTH       SECURITIES      MARKETS
                                         VIP (U)        VIP (V)     VALUE VIP (W)     VIP (X)        VIP (Y)        VIP (Z)
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $  342,247    $ 1,383,751    $   186,580     $      --      $  452,812    $   189,756
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (233,867)    (1,016,184)      (424,258)      (15,590)       (238,071)      (184,840)
    Administrative expense...........      (31,750)      (123,577)       (54,206)       (1,897)        (32,703)       (24,524)
                                        ----------    -----------    -----------     ---------      ----------    -----------
    Net investment income
     (loss)..........................       76,630        243,990       (291,884)      (17,487)        182,038        (19,608)
                                        ----------    -----------    -----------     ---------      ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    3,646,496     16,370,375      8,182,841       184,856       4,994,471      3,388,592
    Cost of investments sold.........    3,251,895     12,428,701      5,548,448       131,649       5,048,227      3,471,074
                                        ----------    -----------    -----------     ---------      ----------    -----------
       Realized gains (losses)
        on fund shares...............      394,601      3,941,674      2,634,393        53,207         (53,756)       (82,482)
Realized gain distributions..........    1,059,175        359,787      2,249,850       215,607              --             --
                                        ----------    -----------    -----------     ---------      ----------    -----------
    Net realized gains
     (losses)........................    1,453,776      4,301,461      4,884,243       268,814         (53,756)       (82,482)
Change in unrealized gains
 (losses)............................     (845,425)      (698,424)    (4,932,019)     (190,122)        189,054     (1,154,616)
                                        ----------    -----------    -----------     ---------      ----------    -----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................      608,351      3,603,037        (47,776)       78,692         135,298     (1,237,098)
                                        ----------    -----------    -----------     ---------      ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $  684,981    $ 3,847,027    $  (339,660)    $  61,205      $  317,336    $(1,256,706)
                                        ==========    ===========    ===========     =========      ==========    ===========

--------
(u)Previously known as Mutual Global Discovery Securities
(v)Previously known as Mutual Shares Securities
(w)Previously known as Franklin Small Cap Value Securities
(x)Previously known as Franklin Small-Mid Cap Growth Securities
(y)Previously known as Franklin U.S. Government
(z)Previously known as Templeton Developing Markets Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                --------------------------------------------------------------------------------------------
                                   FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON      TEMPLETON        GOLDMAN         GOLDMAN         GOLDMAN
                                   VARIABLE       VARIABLE       VARIABLE         SACHS           SACHS           SACHS
                                  INSURANCE      INSURANCE      INSURANCE       VARIABLE        VARIABLE        VARIABLE
                                PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                -------------- -------------- -------------- --------------- --------------- ---------------
                                  TEMPLETON      TEMPLETON      TEMPLETON          VIT             VIT          VIT SMALL
                                   FOREIGN      GLOBAL BOND       GROWTH        LARGE CAP        MID CAP       CAP EQUITY
                                   VIP (AA)       VIP (AB)       VIP (AC)         VALUE           VALUE       INSIGHTS (AD)
                                -------------- -------------- -------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $  1,405,406     $ 86,350       $ 14,636      $   45,493      $   29,018      $   46,737
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (1,094,498)     (22,334)       (14,204)        (53,703)        (46,180)       (104,527)
    Administrative
     expense...................      (130,181)      (2,496)        (1,079)         (6,742)         (6,030)        (13,138)
                                 ------------     --------       --------      ----------      ----------      ----------
    Net investment income
     (loss)....................       180,727       61,520           (647)        (14,952)        (23,192)        (70,928)
                                 ------------     --------       --------      ----------      ----------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    20,198,013      370,827        129,560       1,044,599       1,037,626       3,397,970
    Cost of investments
     sold......................    17,367,247      339,025        108,093         884,691         825,281       3,039,711
                                 ------------     --------       --------      ----------      ----------      ----------
       Realized gains
        (losses) on fund
        shares.................     2,830,766       31,802         21,467         159,908         212,345         358,259
Realized gain
 distributions.................            --           --             --         600,945         483,226         877,574
                                 ------------     --------       --------      ----------      ----------      ----------
    Net realized gains
     (losses)..................     2,830,766       31,802         21,467         760,853         695,571       1,235,833
Change in unrealized gains
 (losses)......................   (12,065,194)     (82,641)       (64,265)       (371,099)       (322,801)       (923,375)
                                 ------------     --------       --------      ----------      ----------      ----------
    Net realized and
     change in unrealized
     gains (losses) on
     investments...............    (9,234,428)     (50,839)       (42,798)        389,754         372,770         312,458
                                 ------------     --------       --------      ----------      ----------      ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS....................  $ (9,053,701)    $ 10,681       $(43,445)     $  374,802      $  349,578      $  241,530
                                 ============     ========       ========      ==========      ==========      ==========

--------
(aa)Previously known as Templeton Foreign Securities
(ab)Previously known as Templeton Global Bond Securities
(ac)Previously known as Templeton Growth Securities
(ad)Previously known as VIT Structured Small Cap Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                         -------------------------------------------------------------------------------
                                         GOLDMAN SACHS GOLDMAN SACHS
                                           VARIABLE      VARIABLE      INVESCO      INVESCO      INVESCO      INVESCO
                                           INSURANCE     INSURANCE    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                             TRUST         TRUST       SERVICES     SERVICES     SERVICES     SERVICES
                                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ------------- ------------ ------------ ------------ ------------
                                              VIT           VIT      INVESCO V.I. INVESCO V.I.              INVESCO V.I.
                                           STRATEGIC    U.S. EQUITY    AMERICAN     AMERICAN   INVESCO V.I.     CORE
                                            GROWTH     INSIGHTS (AE)  FRANCHISE      VALUE       COMSTOCK      EQUITY
                                         ------------- ------------- ------------ ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $    85     $   68,910   $    36,366  $   209,075   $  411,301  $   732,901
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (266)       (79,786)   (1,217,118)    (739,733)    (432,742)  (1,169,834)
    Administrative expense..............        (21)       (10,289)      (88,504)     (53,090)     (31,548)     (87,892)
                                            -------     ----------   -----------  -----------   ----------  -----------
    Net investment income
     (loss).............................       (202)       (21,165)   (1,269,256)    (583,748)     (52,989)    (524,825)
                                            -------     ----------   -----------  -----------   ----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................        307      1,755,241    16,084,705   10,029,072    6,436,296   14,173,985
    Cost of investments sold............        197      1,202,221    11,353,806    6,931,892    4,201,763    8,840,567
                                            -------     ----------   -----------  -----------   ----------  -----------
       Realized gains (losses) on
        fund shares.....................        110        553,020     4,730,899    3,097,180    2,234,533    5,333,418
Realized gain distributions.............      4,406        219,289            --    3,732,583           --      409,192
                                            -------     ----------   -----------  -----------   ----------  -----------
    Net realized gains (losses).........      4,516        772,309     4,730,899    6,829,763    2,234,533    5,742,610
Change in unrealized gains
 (losses)...............................     (1,740)       (28,795)    2,234,534   (2,647,941)     191,130      431,701
                                            -------     ----------   -----------  -----------   ----------  -----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................      2,776        743,514     6,965,433    4,181,822    2,425,663    6,174,311
                                            -------     ----------   -----------  -----------   ----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $ 2,574     $  722,349   $ 5,696,177  $ 3,598,074   $2,372,674  $ 5,649,486
                                            =======     ==========   ===========  ===========   ==========  ===========

--------
(ae)Previously known as VIT Structured U.S. Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                   -----------------------------------------------------------------------------
                                     INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                   ------------ ------------ ------------ ------------ ------------ ------------
                                   INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                   DIVERSIFIED  DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT  INVESCO V.I.
                                     DIVIDEND      INCOME       INCOME       EQUITY     SECURITIES   HIGH YIELD
                                   ------------ ------------ ------------ ------------ ------------ ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................... $ 2,558,711   $  412,227   $  477,568   $  702,120   $  280,109   $  706,094
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................  (2,002,424)    (109,487)    (360,681)    (478,556)    (121,145)    (211,247)
    Administrative expense........    (145,975)      (8,348)     (26,743)     (35,549)      (9,331)     (15,246)
                                   -----------   ----------   ----------   ----------   ----------   ----------
    Net investment income
     (loss).......................     410,312      294,392       90,144      188,015      149,633      479,601
                                   -----------   ----------   ----------   ----------   ----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........  25,037,755    1,460,468    4,755,628    6,323,484    2,129,997    3,551,165
    Cost of investments
     sold.........................  14,417,716    1,647,345    3,781,990    5,731,519    2,192,255    3,509,250
                                   -----------   ----------   ----------   ----------   ----------   ----------
    Realized gains (losses) on
     fund shares..................  10,620,039     (186,877)     973,638      591,965      (62,258)      41,915
Realized gain distributions.......          --           --    1,290,874           --           --           --
                                   -----------   ----------   ----------   ----------   ----------   ----------
    Net realized gains
     (losses).....................  10,620,039     (186,877)   2,264,512      591,965      (62,258)      41,915
Change in unrealized gains
 (losses).........................   5,255,241      425,523     (393,256)    (994,120)     162,456     (405,961)
                                   -----------   ----------   ----------   ----------   ----------   ----------
    Net realized and change in
     unrealized gains (losses)
     on investments...............  15,875,280      238,646    1,871,256     (402,155)     100,198     (364,046)
                                   -----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS....................... $16,285,592   $  533,038   $1,961,400   $ (214,140)  $  249,831   $  115,555
                                   ===========   ==========   ==========   ==========   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                              ---------------------------------------------------------------------------------
                                                 INVESCO        INVESCO       INVESCO      INVESCO      INVESCO      INVESCO
                                               INVESTMENT     INVESTMENT     INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                                SERVICES       SERVICES       SERVICES     SERVICES     SERVICES     SERVICES
                                               SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                              ------------- --------------- ------------ ------------ ------------ ------------
                                              INVESCO V.I.   INVESCO V.I.   INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                              INTERNATIONAL     MANAGED       MID CAP      MID CAP       MONEY       S&P 500
                                                 GROWTH     VOLATILITY (AF) CORE EQUITY     GROWTH       MARKET       INDEX
                                              ------------- --------------- ------------ ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................  $   346,795    $  181,386    $     4,367   $       --   $      905   $  620,903
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (290,695)      (83,046)      (158,266)    (107,700)     (88,464)    (455,296)
    Administrative expense...................      (22,234)       (6,388)       (11,608)      (8,234)      (6,843)     (32,971)
                                               -----------    ----------    -----------   ----------   ----------   ----------
    Net investment income (loss).............       33,866        91,952       (165,507)    (115,934)     (94,402)     132,636
                                               -----------    ----------    -----------   ----------   ----------   ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    3,347,199       659,843      2,030,764    1,246,899    3,195,064    5,430,140
    Cost of investments sold.................    2,086,714       552,295      1,605,724      912,748    3,195,064    3,390,311
                                               -----------    ----------    -----------   ----------   ----------   ----------
       Realized gains (losses) on fund
        shares...............................    1,260,485       107,548        425,040      334,151           --    2,039,829
Realized gain distributions..................           --       296,666      1,252,526           --           --           --
                                               -----------    ----------    -----------   ----------   ----------   ----------
    Net realized gains (losses)..............    1,260,485       404,214      1,677,566      334,151           --    2,039,829
Change in unrealized gains (losses)..........   (1,505,804)      592,240     (1,164,283)     300,805           --    1,487,747
                                               -----------    ----------    -----------   ----------   ----------   ----------
    Net realized and change in
     unrealized gains (losses) on
     investments.............................     (245,319)      996,454        513,283      634,956           --    3,527,576
                                               -----------    ----------    -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $  (211,453)   $1,088,406    $   347,776   $  519,022   $  (94,402)  $3,660,212
                                               ===========    ==========    ===========   ==========   ==========   ==========

--------
(af)Previously known as Invesco V.I. Utilities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                   ------------------------------------------------------------------------------
                                                                INVESCO      INVESCO      INVESCO      INVESCO
                                     INVESCO       INVESCO     INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                    INVESTMENT   INVESTMENT     SERVICES     SERVICES     SERVICES     SERVICES
                                     SERVICES     SERVICES    (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)
                                   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                   ------------ ------------- ------------ ------------ ------------ ------------
                                                INVESCO V.I.  INVESCO V.I. INVESCO V.I.              INVESCO V.I.
                                   INVESCO V.I.     VALUE       AMERICAN     AMERICAN   INVESCO V.I.     CORE
                                    TECHNOLOGY  OPPORTUNITIES FRANCHISE II   VALUE II   COMSTOCK II   EQUITY II
                                   ------------ ------------- ------------ ------------ ------------ ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................   $     --    $  108,094   $        --  $    58,611  $ 1,145,527    $ 12,982
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (38,778)     (100,528)     (411,799)    (458,831)  (1,692,238)    (30,898)
    Administrative expense........     (2,955)       (7,719)      (39,783)     (59,405)    (175,023)     (3,287)
                                     --------    ----------   -----------  -----------  -----------    --------
    Net investment income
     (loss).......................    (41,733)         (153)     (451,582)    (459,625)    (721,734)    (21,203)
                                     --------    ----------   -----------  -----------  -----------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........    414,655     1,213,770     9,047,540    8,456,667   28,466,249     361,157
    Cost of investments
     sold.........................    283,444     1,023,837     4,890,563    6,050,738   18,374,901     233,526
                                     --------    ----------   -----------  -----------  -----------    --------
    Realized gains (losses) on
     fund shares..................    131,211       189,933     4,156,977    2,405,929   10,091,348     127,631
Realized gain distributions.......    246,492            --            --    2,462,814           --       9,240
                                     --------    ----------   -----------  -----------  -----------    --------
    Net realized gains
     (losses).....................    377,703       189,933     4,156,977    4,868,743   10,091,348     136,871
Change in unrealized gains
 (losses).........................    (63,609)      189,166    (2,315,887)  (2,139,173)  (1,761,418)     (1,637)
                                     --------    ----------   -----------  -----------  -----------    --------
    Net realized and change in
     unrealized gains (losses)
     on investments...............    314,094       379,099     1,841,090    2,729,570    8,329,930     135,234
                                     --------    ----------   -----------  -----------  -----------    --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................   $272,361    $  378,946   $ 1,389,508  $ 2,269,945  $ 7,608,196    $114,031
                                     ========    ==========   ===========  ===========  ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      ------------------------------------------------------------------------------
                                        INVESCO      INVESCO      INVESCO      INVESCO       INVESCO      INVESCO
                                       INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT
                                        SERVICES     SERVICES     SERVICES     SERVICES     SERVICES      SERVICES
                                      (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)
                                      SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------ ------------ ------------ ------------ ------------- ------------
                                      INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                                      DIVERSIFIED  DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT    GROWTH AND
                                      DIVIDEND II   INCOME II    INCOME II    EQUITY II   SECURITIES II  INCOME II
                                      ------------ ------------ ------------ ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   513,942    $ 7,020    $   543,739   $  273,085     $ 8,381    $   791,357
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (589,896)    (2,385)      (541,499)    (284,335)     (4,654)      (813,285)
    Administrative expense...........     (48,175)      (157)       (62,032)     (24,135)       (290)      (106,044)
                                      -----------    -------    -----------   ----------     -------    -----------
    Net investment income
     (loss)..........................    (124,129)     4,478        (59,792)     (35,385)      3,437       (127,972)
                                      -----------    -------    -----------   ----------     -------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............  10,597,601     33,082      8,550,637    5,609,987      23,775     14,483,962
    Cost of investments sold.........   6,627,084     37,143      6,314,614    4,911,696      25,013     10,002,589
                                      -----------    -------    -----------   ----------     -------    -----------
       Realized gains (losses)
        on fund shares...............   3,970,517     (4,061)     2,236,023      698,291      (1,238)     4,481,373
Realized gain distributions..........          --         --      1,676,971           --          --      6,183,214
                                      -----------    -------    -----------   ----------     -------    -----------
    Net realized gains (losses)......   3,970,517     (4,061)     3,912,994      698,291      (1,238)    10,664,587
Change in unrealized gains
 (losses)............................    (185,651)     9,050     (1,430,534)    (806,086)      3,915     (6,247,843)
                                      -----------    -------    -----------   ----------     -------    -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................   3,784,866      4,989      2,482,460     (107,795)      2,677      4,416,744
                                      -----------    -------    -----------   ----------     -------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $ 3,660,737    $ 9,467    $ 2,422,668   $ (143,180)    $ 6,114    $ 4,288,772
                                      ===========    =======    ===========   ==========     =======    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                         ---------------------------------------------------------------------------------------
                                            INVESCO       INVESCO         INVESCO          INVESCO       INVESCO      INVESCO
                                          INVESTMENT    INVESTMENT       INVESTMENT       INVESTMENT    INVESTMENT   INVESTMENT
                                           SERVICES      SERVICES         SERVICES         SERVICES      SERVICES     SERVICES
                                          (SERIES II)   (SERIES II)     (SERIES II)      (SERIES II)   (SERIES II)  (SERIES II)
                                          SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ------------- ------------------ -------------- ------------ ------------
                                                       INVESCO V.I.     INVESCO V.I.     INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                         INVESCO V.I.  INTERNATIONAL      MANAGED          MID CAP       MID CAP       MONEY
                                         HIGH YIELD II   GROWTH II   VOLATILITY II (AG) CORE EQUITY II  GROWTH II    MARKET II
                                         ------------- ------------- ------------------ -------------- ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  435,266    $   34,185        $ 4,116         $      --     $       --    $     97
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (162,354)      (46,974)        (2,351)          (29,916)      (147,832)    (10,477)
    Administrative expense..............     (13,981)       (5,848)          (163)           (3,229)       (14,387)       (731)
                                          ----------    ----------        -------         ---------     ----------    --------
    Net investment income (loss)........     258,931       (18,637)         1,602           (33,145)      (162,219)    (11,111)
                                          ----------    ----------        -------         ---------     ----------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   1,846,420     2,269,683         40,399           506,779      2,829,926      51,488
    Cost of investments sold............   1,843,510     1,801,830         36,220           403,090      2,174,396      51,488
                                          ----------    ----------        -------         ---------     ----------    --------
       Realized gains (losses) on
        fund shares.....................       2,910       467,853          4,179           103,689        655,530          --
Realized gain distributions.............          --            --          7,363           208,872             --          --
                                          ----------    ----------        -------         ---------     ----------    --------
    Net realized gains (losses).........       2,910       467,853         11,542           312,561        655,530          --
Change in unrealized gains
 (losses)...............................    (250,289)     (437,708)        14,679          (231,134)        38,383          --
                                          ----------    ----------        -------         ---------     ----------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    (247,379)       30,145         26,221            81,427        693,913          --
                                          ----------    ----------        -------         ---------     ----------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $   11,552    $   11,508        $27,823         $  48,282     $  531,694    $(11,111)
                                          ==========    ==========        =======         =========     ==========    ========

--------
(ag)Previously known as Invesco V.I. Utilities II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                         ------------------------------------------------------------------------------------
                                           INVESCO       INVESCO        INVESCO                                  LEGG MASON
                                          INVESTMENT   INVESTMENT      INVESTMENT                    LAZARD       PARTNERS
                                           SERVICES     SERVICES        SERVICES        JANUS      RETIREMENT     VARIABLE
                                         (SERIES II)   (SERIES II)    (SERIES II)    ASPEN SERIES SERIES, INC.  EQUITY TRUST
                                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------- ---------------- ------------ ------------ --------------
                                                                                                                CLEARBRIDGE
                                                                                                                VARIABLE ALL
                                         INVESCO V.I.                   INVESCO                     EMERGING     CAP VALUE
                                           S&P 500    INVESCO V.I.     V.I. VALUE       FORTY       MARKETS     PORTFOLIO I
                                           INDEX II   TECHNOLOGY II OPPORTUNITIES II  PORTFOLIO      EQUITY    (AI) (AJ) (AK)
                                         ------------ ------------- ---------------- ------------ ------------ --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $   899,056     $    --       $   59,868      $    16       $   9         $  221
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (912,760)       (196)         (80,970)        (142)         (8)           (16)
    Administrative expense..............     (82,021)        (13)          (9,438)         (11)         --             (1)
                                         -----------     -------       ----------      -------       -----         ------
    Net investment income (loss)........     (95,725)       (209)         (30,540)        (137)          1            204
                                         -----------     -------       ----------      -------       -----         ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................  16,230,690       6,585        1,420,514          641         249          1,664
    Cost of investments sold............  10,099,984       4,686        1,164,074          315         198          2,324
                                         -----------     -------       ----------      -------       -----         ------
       Realized gains (losses) on
        fund shares.....................   6,130,706       1,899          256,440          326          51           (660)
Realized gain distributions.............          --         963               --        2,995           5            674
                                         -----------     -------       ----------      -------       -----         ------
    Net realized gains (losses).........   6,130,706       2,862          256,440        3,321          56             14
Change in unrealized gains
 (losses)...............................    (164,386)     (1,615)           6,060       (2,466)       (104)          (145)
                                         -----------     -------       ----------      -------       -----         ------
    Net realized and change in
     unrealized gains (losses) on
     investments........................   5,966,320       1,247          262,500          855         (48)          (131)
                                         -----------     -------       ----------      -------       -----         ------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS............................. $ 5,870,595     $ 1,038       $  231,960      $   718       $ (47)        $   73
                                         ===========     =======       ==========      =======       =====         ======

--------
(ai)Previously known as Clearbridge Variable Fundamental All Cap Value
    Portfolio I
(aj)On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I
(ak)For the period beginning January 1, 2014 and ended December 5, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -----------------------------------------------------------------------------------
                                         LEGG MASON
                                          PARTNERS
                                          VARIABLE       LORD ABBETT   LORD ABBETT  LORD ABBETT  LORD ABBETT  LORD ABBETT
                                      EQUITY TRUST (AH)  SERIES FUND   SERIES FUND  SERIES FUND  SERIES FUND  SERIES FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------------- -------------- -----------  ----------- ------------- -----------
                                         CLEARBRIDGE
                                       VARIABLE LARGE
                                          CAP VALUE                    FUNDAMENTAL  GROWTH AND     GROWTH       MID-CAP
                                      PORTFOLIO I (AJ)  BOND-DEBENTURE   EQUITY       INCOME    OPPORTUNITIES    STOCK
                                      ----------------- -------------- -----------  ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................       $  41         $  920,644   $    23,504  $   93,520   $        --  $   67,798
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................         (20)          (301,848)      (82,450)   (208,238)     (129,635)   (240,483)
    Administrative expense...........          (1)           (42,040)      (11,080)    (28,219)      (17,565)    (32,514)
                                            -----         ----------   -----------  ----------   -----------  ----------
    Net investment income
     (loss)..........................          20            576,756       (70,026)   (142,937)     (147,200)   (205,199)
                                            -----         ----------   -----------  ----------   -----------  ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............         710          6,673,404     1,800,205   4,556,577     2,378,507   4,646,522
    Cost of investments sold.........         503          6,205,799     1,374,617   3,608,805     2,254,596   3,548,879
                                            -----         ----------   -----------  ----------   -----------  ----------
       Realized gains (losses)
        on fund shares...............         207            467,605       425,588     947,772       123,911   1,097,643
Realized gain distributions..........         153            521,951       930,057          --     1,791,663          --
                                            -----         ----------   -----------  ----------   -----------  ----------
    Net realized gains
     (losses)........................         360            989,556     1,355,645     947,772     1,915,574   1,097,643
Change in unrealized gains
 (losses)............................        (282)          (901,662)   (1,004,789)     (1,768)   (1,393,847)    667,227
                                            -----         ----------   -----------  ----------   -----------  ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................          78             87,894       350,856     946,004       521,727   1,764,870
                                            -----         ----------   -----------  ----------   -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................       $  98         $  664,650   $   280,830  $  803,067   $   374,527  $1,559,671
                                            =====         ==========   ===========  ==========   ===========  ==========

--------
(ah)Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(aj)On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      ---------------------------------------------------------------------------------
                                      MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE MFS VARIABLE
                                       INSURANCE    INSURANCE      INSURANCE     INSURANCE    INSURANCE     INSURANCE
                                         TRUST        TRUST          TRUST         TRUST        TRUST         TRUST
                                      SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------ ------------ --------------- ------------ ------------ -------------
                                                       MFS            MFS         MFS NEW        MFS           MFS
                                       MFS GROWTH   HIGH YIELD  INVESTORS TRUST  DISCOVERY     RESEARCH   RESEARCH BOND
                                      ------------ ------------ --------------- ------------ ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    808     $ 17,436      $ 10,533      $      --     $  5,443     $ 20,615
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (10,080)      (4,090)      (14,103)       (18,432)      (9,124)      (8,814)
    Administrative expense...........       (779)        (354)       (1,121)        (1,530)        (662)        (744)
                                        --------     --------      --------      ---------     --------     --------
    Net investment income
     (loss)..........................    (10,051)      12,992        (4,691)       (19,962)      (4,343)      11,057
                                        --------     --------      --------      ---------     --------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     66,121       50,802       134,259        327,693      170,605      208,871
    Cost of investments sold.........     43,052       50,167        81,142        254,520      113,412      185,958
                                        --------     --------      --------      ---------     --------     --------
       Realized gains (losses)
        on fund shares...............     23,069          635        53,117         73,173       57,193       22,913
Realized gain distributions..........     51,544           --        86,088        307,958       49,387           --
                                        --------     --------      --------      ---------     --------     --------
    Net realized gains
     (losses)........................     74,613          635       139,205        381,131      106,580       22,913
Change in unrealized gains
 (losses)............................     (8,392)     (14,305)      (32,403)      (506,158)     (47,415)        (172)
                                        --------     --------      --------      ---------     --------     --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     66,221      (13,670)      106,802       (125,027)      59,165       22,741
                                        --------     --------      --------      ---------     --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 56,170     $   (678)     $102,111      $(144,989)    $ 54,822     $ 33,798
                                        ========     ========      ========      =========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                ---------------------------------------------------------------------------------------------
                                               MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE       INSURANCE       INSURANCE
                                  INSURANCE        TRUST           TRUST           TRUST           TRUST           TRUST
                                    TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                ------------- --------------- --------------- --------------- --------------- ---------------
                                                               MFS INVESTORS      MFS NEW
                                                MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH    MFS UTILITIES
                                MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                ------------- --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $ 5,343       $     --         $   976        $     --        $    230        $ 27,393
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (3,272)        (1,303)         (1,905)         (1,957)           (602)        (21,573)
    Administrative
     expense...................       (250)           (90)           (135)           (135)            (43)         (1,431)
                                   -------       --------         -------        --------        --------        --------
    Net investment income
     (loss)....................      1,821         (1,393)         (1,064)         (2,092)           (415)          4,389
                                   -------       --------         -------        --------        --------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      5,257         74,600          21,181          45,563          28,847         267,982
    Cost of investments
     sold......................      3,623         36,164          11,460          36,163          13,676         183,659
                                   -------       --------         -------        --------        --------        --------
       Realized gains
        (losses) on fund
        shares.................      1,634         38,436           9,721           9,400          15,171          84,323
Realized gain distributions....      9,370          6,069           9,916          28,358           3,038          52,801
                                   -------       --------         -------        --------        --------        --------
    Net realized gains
     (losses)..................     11,004         44,505          19,637          37,758          18,209         137,124
Change in unrealized gains
 (losses)......................     11,451        (39,117)         (7,108)        (49,312)        (14,625)           (740)
                                   -------       --------         -------        --------        --------        --------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     22,455          5,388          12,529         (11,554)          3,584         136,384
                                   -------       --------         -------        --------        --------        --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $24,276       $  3,995         $11,465        $(13,646)       $  3,169        $140,773
                                   =======       ========         =======        ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                -----------------------------------------------------------------------------------------
                                MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                  INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                    SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                                   GLOBAL
                                   EUROPEAN    INFRASTRUCTURE                   LIMITED                      MULTI CAP
                                    EQUITY        (AL)(AM)     INCOME PLUS      DURATION     MONEY MARKET      GROWTH
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $   887,822    $  1,323,164   $ 2,755,740     $  142,358    $     2,911    $         --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (478,480)       (219,470)     (860,945)      (109,133)      (385,095)     (2,597,583)
    Administrative
     expense...................      (34,458)        (16,054)      (63,328)        (8,028)       (27,880)       (178,400)
                                 -----------    ------------   -----------     ----------    -----------    ------------
    Net investment income
     (loss)....................      374,884       1,087,640     1,831,467         25,197       (410,064)     (2,775,983)
                                 -----------    ------------   -----------     ----------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    6,408,434      57,310,659    12,085,613      1,605,607     13,314,917      34,025,927
    Cost of investments
     sold......................    5,694,631      71,425,785    10,904,550      1,897,081     13,314,917      20,154,673
                                 -----------    ------------   -----------     ----------    -----------    ------------
       Realized gains
        (losses) on fund
        shares.................      713,803     (14,115,126)    1,181,063       (291,474)            --      13,871,254
Realized gain
 distributions.................           --       7,691,737            --             --             --      25,084,578
                                 -----------    ------------   -----------     ----------    -----------    ------------
    Net realized gains
     (losses)..................      713,803      (6,423,389)    1,181,063       (291,474)            --      38,955,832
Change in unrealized gains
 (losses)......................   (4,839,940)      8,402,365     1,068,734        243,443             --     (28,084,263)
                                 -----------    ------------   -----------     ----------    -----------    ------------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   (4,126,137)      1,978,976     2,249,797        (48,031)            --      10,871,569
                                 -----------    ------------   -----------     ----------    -----------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS....................  $(3,751,253)   $  3,066,616   $ 4,081,264     $  (22,834)   $  (410,064)   $  8,095,586
                                 ===========    ============   ===========     ==========    ===========    ============

--------
(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(am)For the period beginning January 1, 2014 and ended April 25, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                             --------------------------------------------------------------------------------------
                              MORGAN STANLEY   MORGAN STANLEY    MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                 VARIABLE         VARIABLE          VARIABLE         VARIABLE         VARIABLE
                                INVESTMENT       INVESTMENT        INVESTMENT       INVESTMENT       INVESTMENT
                                  SERIES           SERIES            SERIES           SERIES           SERIES
                             (CLASS Y SHARES) (CLASS Y SHARES)  (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                             ---------------- ----------------- ---------------- ---------------- ----------------
                                                   GLOBAL
                                 EUROPEAN      INFRASTRUCTURE                        LIMITED           MONEY
                                  EQUITY          (CLASS Y        INCOME PLUS        DURATION          MARKET
                             (CLASS Y SHARES) SHARES) (AM) (AN) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                             ---------------- ----------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $   214,892       $   307,325      $ 2,904,710      $   446,396      $     3,480
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........      (161,394)          (72,151)      (1,141,553)        (477,128)        (538,719)
    Administrative
     expense................       (12,117)           (5,133)        (113,741)         (41,213)         (51,698)
                               -----------       -----------      -----------      -----------      -----------
    Net investment
     income (loss)..........        41,381           230,041        1,649,416          (71,945)        (586,937)
                               -----------       -----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................     2,447,135        15,145,490       19,566,525        6,363,622       19,315,829
    Cost of investments
     sold...................     2,154,039        18,479,014       17,722,219        7,616,099       19,315,829
                               -----------       -----------      -----------      -----------      -----------
       Realized gains
        (losses) on
        fund
        shares..............       293,096        (3,333,524)       1,844,306       (1,252,477)              --
Realized gain
 distributions..............            --         2,059,002               --               --               --
                               -----------       -----------      -----------      -----------      -----------
    Net realized gains
     (losses)...............       293,096        (1,274,522)       1,844,306       (1,252,477)              --
Change in unrealized
 gains (losses).............    (1,408,453)        1,841,571          752,122        1,071,989               --
                               -----------       -----------      -----------      -----------      -----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............    (1,115,357)          567,049        2,596,428         (180,488)              --
                               -----------       -----------      -----------      -----------      -----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $(1,073,976)      $   797,090      $ 4,245,844      $  (252,433)     $  (586,937)
                               ===========       ===========      ===========      ===========      ===========

                             ----------------
                              MORGAN STANLEY
                                 VARIABLE
                                INVESTMENT
                                  SERIES
                             (CLASS Y SHARES)
                               SUB-ACCOUNT
                             ----------------

                                MULTI CAP
                                  GROWTH
                             (CLASS Y SHARES)
                             ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $         --
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........       (949,941)
    Administrative
     expense................        (77,905)
                               ------------
    Net investment
     income (loss)..........     (1,027,846)
                               ------------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................     18,778,841
    Cost of investments
     sold...................     10,389,939
                               ------------
       Realized gains
        (losses) on
        fund
        shares..............      8,388,902
Realized gain
 distributions..............      7,338,118
                               ------------
    Net realized gains
     (losses)...............     15,727,020
Change in unrealized
 gains (losses).............    (13,016,180)
                               ------------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............      2,710,840
                               ------------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $  1,682,994
                               ============

--------
(am)For the period beginning January 1, 2014 and ended April 25, 2014
(an)On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      -------------------------------------------------------------------------------
                                       NEUBERGER   NEUBERGER
                                        BERMAN      BERMAN
                                       ADVISORS    ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                      MANAGEMENT  MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                         TRUST       TRUST    ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                                      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ----------- ------------- ------------- ------------- -------------
                                                                                                         OPPENHEIMER
                                          AMT         AMT      OPPENHEIMER   OPPENHEIMER                  DISCOVERY
                                       LARGE CAP    MID-CAP      CAPITAL       CAPITAL     OPPENHEIMER     MID CAP
                                         VALUE      GROWTH    APPRECIATION     INCOME       CORE BOND      GROWTH
                                      ----------- ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $  153      $    --     $ 14,510      $ 30,484      $ 46,679       $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (347)        (194)     (41,826)      (19,911)      (10,336)       (8,427)
    Administrative expense...........      (24)         (12)      (3,289)       (1,496)         (864)         (607)
                                        ------      -------     --------      --------      --------       -------
    Net investment income
     (loss)..........................     (218)        (206)     (30,605)        9,077        35,479        (9,034)
                                        ------      -------     --------      --------      --------       -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    4,926       23,123      649,891       143,183       321,318        28,154
    Cost of investments sold.........    4,570       15,940      413,200       133,983       385,431        16,881
                                        ------      -------     --------      --------      --------       -------
       Realized gains (losses)
        on fund shares...............      356        7,183      236,691         9,200       (64,113)       11,273
Realized gain distributions..........       --           --       78,998            --            --            --
                                        ------      -------     --------      --------      --------       -------
    Net realized gains (losses)......      356        7,183      315,689         9,200       (64,113)       11,273
Change in unrealized gains
 (losses)............................    1,716       (7,376)     144,556        78,150        80,546        23,093
                                        ------      -------     --------      --------      --------       -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    2,072         (193)     460,245        87,350        16,433        34,366
                                        ------      -------     --------      --------      --------       -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $1,854      $  (399)    $429,640      $ 96,427      $ 51,912       $25,332
                                        ======      =======     ========      ========      ========       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                --------------------------------------------------------------------------------------------
                                                                                              OPPENHEIMER      OPPENHEIMER
                                                                                               VARIABLE         VARIABLE
                                 OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER    ACCOUNT FUNDS    ACCOUNT FUNDS
                                  VARIABLE        VARIABLE       VARIABLE      VARIABLE     (SERVICE SHARES  (SERVICE SHARES
                                ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS      ("SS"))          ("SS"))
                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                ------------- ---------------- ------------- ------------- ----------------- ---------------
                                                OPPENHEIMER                   OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                                 OPPENHEIMER  GLOBAL STRATEGIC  OPPENHEIMER   MAIN STREET       CAPITAL          CAPITAL
                                   GLOBAL          INCOME       MAIN STREET    SMALL CAP   APPRECIATION (SS)   INCOME (SS)
                                ------------- ---------------- ------------- ------------- ----------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  31,967       $ 83,219       $ 13,379      $  12,703      $   48,917       $  191,914
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (34,264)       (27,090)       (21,821)       (16,795)       (374,279)        (149,312)
    Administrative
     expense...................      (2,806)        (1,986)        (1,600)        (1,380)        (50,602)         (19,925)
                                  ---------       --------       --------      ---------      ----------       ----------
    Net investment income
     (loss)....................      (5,103)        54,143        (10,042)        (5,472)       (375,964)          22,677
                                  ---------       --------       --------      ---------      ----------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     634,636        372,659        244,539        361,113       8,226,785        2,830,625
    Cost of investments
     sold......................     449,022        345,701        152,797        234,513       5,084,868        2,878,865
                                  ---------       --------       --------      ---------      ----------       ----------
       Realized gains
        (losses) on fund
        shares.................     185,614         26,958         91,742        126,600       3,141,917          (48,240)
Realized gain distributions....     130,418             --         32,341        204,078         654,977               --
                                  ---------       --------       --------      ---------      ----------       ----------
    Net realized gains
     (losses)..................     316,032         26,958        124,083        330,678       3,796,894          (48,240)
Change in unrealized gains
 (losses)......................    (277,360)       (51,901)        24,286       (193,403)       (185,145)         658,872
                                  ---------       --------       --------      ---------      ----------       ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      38,672        (24,943)       148,369        137,275       3,611,749          610,632
                                  ---------       --------       --------      ---------      ----------       ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $  33,569       $ 29,200       $138,327      $ 131,803      $3,235,785       $  633,309
                                  =========       ========       ========      =========      ==========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                      ---------------------------------------------------------------------------------
                                        OPPENHEIMER     OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                                         VARIABLE        VARIABLE        VARIABLE         VARIABLE        VARIABLE
                                       ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS
                                      (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES
                                          ("SS"))         ("SS"))         ("SS"))         ("SS"))          ("SS"))
                                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                      --------------- --------------- --------------- ---------------- ---------------
                                                        OPPENHEIMER
                                                         DISCOVERY                      OPPENHEIMER      OPPENHEIMER
                                        OPPENHEIMER       MID CAP       OPPENHEIMER   GLOBAL STRATEGIC      MAIN
                                      CORE BOND (SS)    GROWTH (SS)     GLOBAL (SS)     INCOME (SS)      STREET (SS)
                                      --------------- --------------- --------------- ---------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $1,191,621      $       --      $   113,601     $ 2,287,267      $   253,650
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (324,420)       (111,197)        (183,944)       (825,512)        (619,245)
    Administrative expense...........      (45,362)        (14,693)         (24,887)       (112,589)         (83,242)
                                        ----------      ----------      -----------     -----------      -----------
    Net investment income
     (loss)..........................      821,839        (125,890)         (95,230)      1,349,166         (448,837)
                                        ----------      ----------      -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,905,810       1,882,817        3,655,605      14,147,131       11,680,437
    Cost of investments sold.........    6,499,486       1,111,269        2,654,458      13,580,094        7,362,409
                                        ----------      ----------      -----------     -----------      -----------
       Realized gains (losses)
        on fund shares...............     (593,676)        771,548        1,001,147         567,037        4,318,028
Realized gain distributions..........           --              --          597,718              --          891,764
                                        ----------      ----------      -----------     -----------      -----------
    Net realized gains
     (losses)........................     (593,676)        771,548        1,598,865         567,037        5,209,792
Change in unrealized gains
 (losses)............................    1,018,124        (375,488)      (1,419,809)     (1,255,166)      (1,211,150)
                                        ----------      ----------      -----------     -----------      -----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................      424,448         396,060          179,056        (688,129)       3,998,642
                                        ----------      ----------      -----------     -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $1,246,287      $  270,170      $    83,826     $   661,037      $ 3,549,805
                                        ==========      ==========      ===========     ===========      ===========

                                      ---------------
                                        OPPENHEIMER
                                         VARIABLE
                                       ACCOUNT FUNDS
                                      (SERVICE SHARES
                                          ("SS"))
                                        SUB-ACCOUNT
                                      ---------------

                                        OPPENHEIMER
                                        MAIN STREET
                                      SMALL CAP (SS)
                                      ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $   119,808
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (269,154)
    Administrative expense...........       (36,358)
                                        -----------
    Net investment income
     (loss)..........................      (185,704)
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     5,639,249
    Cost of investments sold.........     3,483,610
                                        -----------
       Realized gains (losses)
        on fund shares...............     2,155,639
Realized gain distributions..........     2,659,135
                                        -----------
    Net realized gains
     (losses)........................     4,814,774
Change in unrealized gains
 (losses)............................    (2,859,953)
                                        -----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     1,954,821
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 1,769,117
                                        ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -------------------------------------------------------------------------------
                                            PIMCO           PIMCO       PIMCO       PIMCO       PIMCO        PIMCO
                                           VARIABLE       VARIABLE    VARIABLE    VARIABLE     VARIABLE    VARIABLE
                                          INSURANCE       INSURANCE   INSURANCE   INSURANCE   INSURANCE    INSURANCE
                                            TRUST           TRUST       TRUST       TRUST       TRUST        TRUST
                                         SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------------ ----------- ----------- ----------- ------------ -----------
                                                                                  PIMCO VIT
                                                                                  COMMODITY   PIMCO VIT
                                                                                 REAL RETURN   EMERGING    PIMCO VIT
                                                                      PIMCO VIT   STRATEGY   MARKETS BOND REAL RETURN
                                         FOREIGN BOND       MONEY       TOTAL     (ADVISOR     (ADVISOR    (ADVISOR
                                      (US DOLLAR-HEDGED)   MARKET      RETURN      SHARES)     SHARES)      SHARES)
                                      ------------------ ----------- ----------- ----------- ------------ -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................        $ 27           $   1       $ 35     $    5,827    $ 64,861   $   50,840
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......         (22)           (270)       (24)       (33,680)    (19,317)     (54,731)
    Administrative expense...........          (1)            (19)        (1)        (4,396)     (2,419)      (7,036)
                                             ----           -----       ----     ----------    --------   ----------
    Net investment income
     (loss)..........................           4            (288)        10        (32,249)     43,125      (10,927)
                                             ----           -----       ----     ----------    --------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............         570             940         30        930,589     546,918    2,322,254
    Cost of investments sold.........         570             940         27      1,349,852     543,160    2,320,967
                                             ----           -----       ----     ----------    --------   ----------
       Realized gains (losses)
        on fund shares...............          --              --          3       (419,263)      3,758        1,287
Realized gain distributions..........           9              --         --             --      19,154           --
                                             ----           -----       ----     ----------    --------   ----------
    Net realized gains (losses)......           9              --          3       (419,263)     22,912        1,287
Change in unrealized gains
 (losses)............................         121              --         29         79,577     (42,876)     119,441
                                             ----           -----       ----     ----------    --------   ----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................         130              --         32       (339,686)    (19,964)     120,728
                                             ----           -----       ----     ----------    --------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................        $134           $(288)      $ 42     $ (371,935)   $ 23,161   $  109,801
                                             ====           =====       ====     ==========    ========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                         -------------------------------------------------------------------------------
                                            PIMCO
                                           VARIABLE
                                          INSURANCE    PROFUNDS    PROFUNDS    PROFUNDS        PROFUNDS       PROFUNDS
                                            TRUST         VP          VP          VP              VP             VP
                                         SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------ ----------- ----------- ----------- ------------------ -----------
                                          PIMCO VIT                             PROFUND
                                         TOTAL RETURN   PROFUND     PROFUND       VP           PROFUND         PROFUND
                                           (ADVISOR       VP          VP       LARGE-CAP          VP             VP
                                           SHARES)    FINANCIALS  HEALTH CARE    VALUE    TELECOMMUNICATIONS  UTILITIES
                                         ------------ ----------- ----------- ----------- ------------------ -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  316,722    $    3      $    1      $   --          $   56         $   191
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........    (232,389)      (33)        (35)       (665)            (32)           (208)
    Administrative expense..............     (30,254)       (4)         (4)        (52)             (4)            (23)
                                          ----------    ------      ------      ------          ------         -------
    Net investment income
     (loss).............................      54,079       (34)        (38)       (717)             20             (40)
                                          ----------    ------      ------      ------          ------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   6,527,516     2,737       3,106         692           2,564          10,954
    Cost of investments sold............   6,331,249     1,879       1,717         685           2,133           7,362
                                          ----------    ------      ------      ------          ------         -------
       Realized gains (losses) on
        fund shares.....................     196,267       858       1,389           7             431           3,592
Realized gain distributions.............          --        --          --          --              --              --
                                          ----------    ------      ------      ------          ------         -------
    Net realized gains (losses).........     196,267       858       1,389           7             431           3,592
Change in unrealized gains
 (losses)...............................     164,452      (656)       (906)      4,194            (399)            (17)
                                          ----------    ------      ------      ------          ------         -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................     360,719       202         483       4,201              32           3,575
                                          ----------    ------      ------      ------          ------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $  414,798    $  168      $  445      $3,484          $   52         $ 3,535
                                          ==========    ======      ======      ======          ======         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                 VT AMERICAN                                                  VT GEORGE          VT
                                  GOVERNMENT     VT CAPITAL   VT DIVERSIFIED   VT EQUITY        PUTNAM      GLOBAL ASSET
                                    INCOME     OPPORTUNITIES      INCOME         INCOME        BALANCED      ALLOCATION
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  783,871     $    9,280    $ 2,135,726    $ 1,387,370    $   887,306     $  577,511
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (270,678)       (65,223)      (370,286)    (1,077,444)      (777,578)      (334,869)
    Administrative
     expense...................           --             --           (268)       (51,615)       (34,627)       (17,328)
                                  ----------     ----------    -----------    -----------    -----------     ----------
    Net investment income
     (loss)....................      513,193        (55,943)     1,765,172        258,311         75,101        225,314
                                  ----------     ----------    -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    3,630,862      1,612,453      4,489,882     19,964,880     12,816,144      4,529,774
    Cost of investments
     sold......................    4,108,370      1,286,876      4,822,192     10,291,400     12,831,369      3,597,334
                                  ----------     ----------    -----------    -----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares.................     (477,508)       325,577       (332,310)     9,673,480        (15,225)       932,440
Realized gain distributions....           --        877,778             --             --             --        987,814
                                  ----------     ----------    -----------    -----------    -----------     ----------
    Net realized gains
     (losses)..................     (477,508)     1,203,355       (332,310)     9,673,480        (15,225)     1,920,254
Change in unrealized gains
 (losses)......................      529,942       (899,244)    (1,646,886)    (1,997,695)     4,790,470       (333,150)
                                  ----------     ----------    -----------    -----------    -----------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............       52,434        304,111     (1,979,196)     7,675,785      4,775,245      1,587,104
                                  ----------     ----------    -----------    -----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $  565,627     $  248,168    $  (214,024)   $ 7,934,096    $ 4,850,346     $1,812,418
                                  ==========     ==========    ===========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                                     VT             VT
                                  VT GLOBAL    GLOBAL HEALTH      GLOBAL     VT GROWTH AND    VT GROWTH
                                    EQUITY          CARE        UTILITIES        INCOME     OPPORTUNITIES  VT HIGH YIELD
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   68,018     $   75,621     $  328,525    $ 2,082,951     $   22,756    $ 2,323,760
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (242,408)      (417,899)      (161,379)    (2,120,798)      (150,474)      (520,960)
    Administrative
     expense...................           --         (7,769)        (2,962)       (56,784)           (63)       (37,224)
                                  ----------     ----------     ----------    -----------     ----------    -----------
    Net investment income
     (loss)....................     (174,390)      (350,047)       164,184        (94,631)      (127,781)     1,765,576
                                  ----------     ----------     ----------    -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    2,943,159      6,131,591      2,710,317     29,125,138      2,626,847      8,857,536
    Cost of investments
     sold......................    2,694,046      4,139,156      2,757,706     24,461,269      1,932,502      8,668,059
                                  ----------     ----------     ----------    -----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................      249,113      1,992,435        (47,389)     4,663,869        694,345        189,477
Realized gain distributions....           --      2,741,653        774,140             --        485,070             --
                                  ----------     ----------     ----------    -----------     ----------    -----------
    Net realized gains
     (losses)..................      249,113      4,734,088        726,751      4,663,869      1,179,415        189,477
Change in unrealized gains
 (losses)......................      (30,585)     2,473,621        525,174      8,759,823        150,958     (1,811,838)
                                  ----------     ----------     ----------    -----------     ----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      218,528      7,207,709      1,251,925     13,423,692      1,330,373     (1,622,361)
                                  ----------     ----------     ----------    -----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $   44,138     $6,857,662     $1,416,109    $13,329,061     $1,202,592    $   143,215
                                  ==========     ==========     ==========    ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      -----------------------------------------------------------------------------------------
                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                           VT             VT             VT
                                                     INTERNATIONAL  INTERNATIONAL  INTERNATIONAL                       VT
                                        VT INCOME        EQUITY         GROWTH         VALUE       VT INVESTORS   MONEY MARKET
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 4,865,554    $   842,341    $     7,756    $   206,299    $   672,940    $     5,987
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (1,078,656)    (1,267,384)      (189,062)      (208,953)      (779,351)      (840,693)
    Administrative expense...........      (75,662)       (71,751)            --             (1)       (17,190)       (91,537)
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net investment income
     (loss)..........................    3,711,236       (496,794)      (181,306)        (2,655)      (123,601)      (926,243)
                                       -----------    -----------    -----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   15,865,345     20,012,667      2,593,142      2,351,765     10,541,511     32,198,721
    Cost of investments sold.........   15,829,818     20,356,293      1,940,638      2,733,253      7,331,524     32,198,721
                                       -----------    -----------    -----------    -----------    -----------    -----------
       Realized gains (losses)
        on fund shares...............       35,527       (343,626)       652,504       (381,488)     3,209,987             --
Realized gain distributions..........           --             --             --             --             --             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net realized gains (losses)......       35,527       (343,626)       652,504       (381,488)     3,209,987             --
Change in unrealized gains
 (losses)............................      106,270     (6,051,196)    (1,438,313)    (1,217,661)     3,409,498             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................      141,797     (6,394,822)      (785,809)    (1,599,149)     6,619,485             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 3,853,033    $(6,891,616)   $  (967,115)   $(1,601,804)   $ 6,495,884    $  (926,243)
                                       ===========    ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      ----------------------------------------------------------------------------------------
                                                                                                                 THE UNIVERSAL
                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- -------------
                                                                                                                  VAN KAMPEN
                                                                                                                   UIF CORE
                                       VT MULTI-CAP   VT MULTI-CAP                  VT SMALL CAP                  PLUS FIXED
                                          GROWTH         VALUE       VT RESEARCH       VALUE        VT VOYAGER      INCOME
                                      -------------- -------------- -------------- -------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $   263,888     $   54,958     $  213,854    $    214,866   $   853,164     $ 21,173
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (1,141,683)      (107,380)      (359,475)       (626,969)   (1,609,523)     (11,311)
    Administrative expense...........      (14,871)            --         (4,295)        (14,684)      (65,447)        (726)
                                       -----------     ----------     ----------    ------------   -----------     --------
    Net investment income
     (loss)..........................     (892,666)       (52,422)      (149,916)       (426,787)     (821,806)       9,136
                                       -----------     ----------     ----------    ------------   -----------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   14,920,434      1,817,778      5,199,793      10,720,120    22,014,425       48,118
    Cost of investments sold.........   10,130,635      1,274,752      3,291,610       9,999,307    15,322,932       47,474
                                       -----------     ----------     ----------    ------------   -----------     --------
       Realized gains (losses)
        on fund shares...............    4,789,799        543,026      1,908,183         720,813     6,691,493          644
Realized gain distributions..........           --             --             --      10,634,779     2,189,125           --
                                       -----------     ----------     ----------    ------------   -----------     --------
    Net realized gains
     (losses)........................    4,789,799        543,026      1,908,183      11,355,592     8,880,618          644
Change in unrealized gains
 (losses)............................    5,246,411        195,725      1,434,348     (10,334,607)      647,307       31,429
                                       -----------     ----------     ----------    ------------   -----------     --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................   10,036,210        738,751      3,342,531       1,020,985     9,527,925       32,073
                                       -----------     ----------     ----------    ------------   -----------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 9,143,544     $  686,329     $3,192,615    $    594,198   $ 8,706,119     $ 41,209
                                       ===========     ==========     ==========    ============   ===========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                ----------------------------------------------------------------------------------------------
                                THE UNIVERSAL      THE UNIVERSAL      THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                 FUNDS, INC.        FUNDS, INC.        FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                 SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                ------------- ----------------------- -------------- ------------- ------------- -------------
                                                                        VAN KAMPEN
                                 VAN KAMPEN                             UIF GLOBAL
                                UIF EMERGING        VAN KAMPEN        TACTICAL ASSET                VAN KAMPEN    VAN KAMPEN
                                   MARKETS          UIF GLOBAL          ALLOCATION    VAN KAMPEN    UIF MID CAP    UIF U.S.
                                   EQUITY     INFRASTRUCTURE (AL)(AO)   PORTFOLIO     UIF GROWTH      GROWTH      REAL ESTATE
                                ------------- ----------------------- -------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $    78,621        $       --         $   719,940    $        --   $        --   $  282,111
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (324,648)         (489,942)         (1,153,877)      (393,836)     (237,884)    (310,422)
    Administrative
     expense...................      (21,004)          (35,875)            (78,715)       (31,246)      (15,023)     (19,707)
                                 -----------        ----------         -----------    -----------   -----------   ----------
    Net investment income
     (loss)....................     (267,031)         (525,817)           (512,652)      (425,082)     (252,907)     (48,018)
                                 -----------        ----------         -----------    -----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    4,721,630         6,464,015          15,209,329      4,958,807     3,265,621    4,576,191
    Cost of investments
     sold......................    4,222,094         6,082,047          14,263,551      2,788,355     2,507,382    3,621,968
                                 -----------        ----------         -----------    -----------   -----------   ----------
       Realized gains
        (losses) on fund
        shares.................      499,536           381,968             945,778      2,170,452       758,239      954,223
Realized gain
 distributions.................           --                --           7,283,706      1,808,112     2,012,728           --
                                 -----------        ----------         -----------    -----------   -----------   ----------
    Net realized gains
     (losses)..................      499,536           381,968           8,229,484      3,978,564     2,770,967      954,223
Change in unrealized gains
 (losses)......................   (1,393,612)        4,233,081          (6,911,526)    (2,384,148)   (2,496,551)   3,893,717
                                 -----------        ----------         -----------    -----------   -----------   ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     (894,076)        4,615,049           1,317,958      1,594,416       274,416    4,847,940
                                 -----------        ----------         -----------    -----------   -----------   ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $(1,161,107)       $4,089,232         $   805,306    $ 1,169,334   $    21,509   $4,799,922
                                 ===========        ==========         ===========    ===========   ===========   ==========

--------
(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(ao)For the period beginning April 25, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014


                                      ------------------------------------------------------------------------------------------
                                      THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL    THE UNIVERSAL    THE UNIVERSAL  THE UNIVERSAL
                                      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL  INSTITUTIONAL
                                       FUNDS, INC.   FUNDS, INC.   FUNDS, INC.      FUNDS, INC.      FUNDS, INC.    FUNDS, INC.
                                       (CLASS II)    (CLASS II)    (CLASS II)       (CLASS II)        (CLASS II)    (CLASS II)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------------- -------------- -------------
                                                                                                      VAN KAMPEN
                                                     VAN KAMPEN                                       UIF GLOBAL
                                       VAN KAMPEN   UIF EMERGING   VAN KAMPEN       VAN KAMPEN      TACTICAL ASSET
                                      UIF EMERGING     MARKETS     UIF GLOBAL       UIF GLOBAL        ALLOCATION    VAN KAMPEN
                                      MARKETS DEBT     EQUITY       FRANCHISE     INFRASTRUCTURE      PORTFOLIO     UIF GROWTH
                                       (CLASS II)    (CLASS II)    (CLASS II)   (CLASS II) (AN)(AO)   (CLASS II)    (CLASS II)
                                      ------------- ------------- ------------- ------------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  601,464    $   26,137    $   860,115      $       --       $   225,801    $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (157,746)     (118,372)      (610,950)       (160,456)         (489,016)      (92,166)
    Administrative expense...........     (21,451)      (15,363)       (79,938)        (11,392)          (38,154)      (12,561)
                                       ----------    ----------    -----------      ----------       -----------    ----------
    Net investment income
     (loss)..........................     422,267      (107,598)       169,227        (171,848)         (301,369)     (104,727)
                                       ----------    ----------    -----------      ----------       -----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   3,234,070     2,741,623     12,103,720       1,481,640         5,804,178     1,940,044
    Cost of investments sold.........   3,205,593     2,595,446     10,566,938       1,389,490         5,382,339     1,052,212
                                       ----------    ----------    -----------      ----------       -----------    ----------
       Realized gains (losses)
        on fund shares...............      28,477       146,177      1,536,782          92,150           421,839       887,832
Realized gain distributions..........      83,563            --      6,093,450              --         2,503,724       489,149
                                       ----------    ----------    -----------      ----------       -----------    ----------
    Net realized gains (losses)......     112,040       146,177      7,630,232          92,150         2,925,563     1,376,981
Change in unrealized gains
 (losses)............................    (316,471)     (439,342)    (6,631,575)      1,103,251        (2,482,864)     (971,176)
                                       ----------    ----------    -----------      ----------       -----------    ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    (204,431)     (293,165)       998,657       1,195,401           442,699       405,805
                                       ----------    ----------    -----------      ----------       -----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  217,836    $ (400,763)   $ 1,167,884      $1,023,553       $   141,330    $  301,078
                                       ==========    ==========    ===========      ==========       ===========    ==========

--------
(an)On April 25, 2014, Global Infrastructure (Class Y Shares) merged into UIF Global Infrastructure (Class II)
(ao)For the period beginning April 25, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                ------------------------------------------
                                                                THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                                                INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                                                 FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                                                 (CLASS II)     (CLASS II)    (CLASS II)
                                                                 SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                                ------------- -------------- -------------
                                                                 VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                                                 UIF MID CAP  SMALL COMPANY    UIF U.S.
                                                                   GROWTH         GROWTH      REAL ESTATE
                                                                 (CLASS II)     (CLASS II)    (CLASS II)
                                                                ------------- -------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends......................................................  $        --   $        --    $   453,074
Charges from Allstate Life Insurance Company:
    Mortality and expense risk.................................     (306,411)     (151,172)      (530,870)
    Administrative expense.....................................      (39,249)      (18,875)       (71,009)
                                                                 -----------   -----------    -----------
    Net investment income (loss)...............................     (345,660)     (170,047)      (148,805)
                                                                 -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales........................................    6,375,899     2,998,377     12,223,848
    Cost of investments sold...................................    5,116,328     2,231,725      9,839,457
                                                                 -----------   -----------    -----------
       Realized gains (losses) on fund shares..................    1,259,571       766,652      2,384,391
Realized gain distributions....................................    2,773,248     2,980,150             --
                                                                 -----------   -----------    -----------
    Net realized gains (losses)................................    4,032,819     3,746,802      2,384,391
Change in unrealized gains (losses)............................   (3,749,350)   (5,466,066)     6,810,339
                                                                 -----------   -----------    -----------
    Net realized and change in unrealized gains (losses) on
     investments...............................................      283,469    (1,719,264)     9,194,730
                                                                 -----------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS....................................................  $   (62,191)  $(1,889,311)   $ 9,045,925
                                                                 ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                                 ADVANCED                ADVANCED                 ADVANCED
                                               SERIES TRUST            SERIES TRUST             SERIES TRUST
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                                    AST                                              AST
                                            ACADEMIC STRATEGIES             AST                   BALANCED
                                             ASSET ALLOCATION       ADVANCED STRATEGIES       ASSET ALLOCATION
                                          ----------------------  ----------------------  ------------------------
                                             2014        2013        2014        2013         2014         2013
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (104,433) $ (110,236) $  (44,453) $  (43,137) $  (145,222) $  (141,336)
Net realized gains (losses)..............    231,355     206,633      72,813     114,138      238,502      254,469
Change in unrealized gains (losses)......        181     405,766      84,236     284,564      395,249    1,313,503
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    127,103     502,163     112,596     355,565      488,529    1,426,636
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      1,500       1,500          --          --        1,350        1,950
Benefit payments.........................         --          --          --          --         (597)        (512)
Payments on termination..................   (445,978)   (587,212)   (143,262)   (331,198)    (593,287)    (680,856)
Contract Maintenance Charge..............    (17,076)    (17,306)     (8,994)     (9,372)     (47,482)     (47,703)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (144,317)   (262,264)     24,468      79,418       83,168      284,603
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (605,871)   (865,282)   (127,788)   (261,152)    (556,848)    (442,518)
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (478,768)   (363,119)    (15,192)     94,413      (68,319)     984,118
NET ASSETS AT BEGINNING OF
 PERIOD..................................  6,288,316   6,651,435   2,674,582   2,580,169   10,076,295    9,092,177
                                          ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $5,809,548  $6,288,316  $2,659,390  $2,674,582  $10,007,976  $10,076,295
                                          ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    582,880     666,613     210,983     233,114      814,810      852,585
       Units issued......................     34,841      57,177       6,515      19,369       11,492       62,073
       Units redeemed....................    (90,127)   (140,910)    (16,407)    (41,500)     (55,187)     (99,848)
                                          ----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    527,594     582,880     201,091     210,983      771,115      814,810
                                          ==========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------
                                                         ADVANCED            ADVANCED            ADVANCED
                                                       SERIES TRUST        SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  -------------------  ------------------
                                                            AST                AST                  AST
                                                     BLACKROCK GLOBAL          BOND                BOND
                                                        STRATEGIES        PORTFOLIO 2018      PORTFOLIO 2019
                                                     ----------------  -------------------  ------------------
                                                       2014     2013      2014      2013      2014      2013
                                                     -------  -------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (452) $  (278) $  (7,383) $ (9,581) $ (6,041) $ (6,123)
Net realized gains (losses).........................     330       19     13,148     3,776      (506)     (556)
Change in unrealized gains (losses).................     877    1,843        156   (23,824)   13,772   (15,520)
                                                     -------  -------  ---------  --------  --------  --------
Increase (decrease) in net assets from operations...     755    1,584      5,921   (29,629)    7,225   (22,199)
                                                     -------  -------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --         --        --        --        --
Benefit payments....................................      --       --         --        --        --        --
Payments on termination.............................      --       --   (102,606)  (31,500)       --        --
Contract Maintenance Charge.........................      --       (7)      (280)     (385)      (35)      (35)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (133)      --    (42,369)        1        --         1
                                                     -------  -------  ---------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    (133)      (7)  (145,255)  (31,884)      (35)      (34)
                                                     -------  -------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................     622    1,577   (139,334)  (61,513)    7,190   (22,233)
NET ASSETS AT BEGINNING OF PERIOD...................  18,877   17,300    598,146   659,659   313,192   335,425
                                                     -------  -------  ---------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $19,499  $18,877  $ 458,812  $598,146  $320,382  $313,192
                                                     =======  =======  =========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,711    1,711     43,629    45,888    23,471    23,474
       Units issued.................................   6,164       --         --        --        --        --
       Units redeemed...............................  (6,164)      --    (10,508)   (2,259)       (3)       (3)
                                                     -------  -------  ---------  --------  --------  --------
    Units outstanding at end of period..............   1,711    1,711     33,121    43,629    23,468    23,471
                                                     =======  =======  =========  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ----------------------------------------------------------------
                                                       ADVANCED              ADVANCED              ADVANCED
                                                     SERIES TRUST          SERIES TRUST          SERIES TRUST
                                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 -------------------  ----------------------  ------------------
                                                         AST                    AST                   AST
                                                         BOND                  BOND                  BOND
                                                    PORTFOLIO 2022        PORTFOLIO 2023        PORTFOLIO 2024
                                                 -------------------  ----------------------  ------------------
                                                   2014       2013       2014        2013       2014    2013 (AP)
                                                 --------  ---------  ----------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (2,610) $  (5,190) $  (14,838) $  (13,140) $ (4,229) $ (2,386)
Net realized gains (losses).....................       88     20,518      31,034     (33,659)    6,732    (5,208)
Change in unrealized gains (losses).............   13,829    (47,909)     89,715     (33,855)   28,602    (5,959)
                                                 --------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................   11,307    (32,581)    105,911     (80,654)   31,105   (13,553)
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --         --          --          --        --        --
Benefit payments................................       --         --          --          --        --        --
Payments on termination.........................       --         --      (9,549)    (55,705)  (20,078)  (14,892)
Contract Maintenance Charge.....................       --       (117)       (282)       (544)     (254)       --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................        1   (390,017)   (733,374)  1,213,207   159,960   267,770
                                                 --------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................        1   (390,134)   (743,205)  1,156,958   139,628   252,878
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   11,308   (422,715)   (637,294)  1,076,304   170,733   239,325
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  135,228    557,943   1,267,865     191,561   239,325        --
                                                 --------  ---------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $146,536  $ 135,228  $  630,571  $1,267,865  $410,058  $239,325
                                                 ========  =========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   12,219     44,497     137,703      18,361    27,331        --
       Units issued.............................       --      7,500       1,415     259,668    32,114    55,206
       Units redeemed...........................       --    (39,778)    (77,238)   (140,326)  (17,999)  (27,875)
                                                 --------  ---------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   12,219     12,219      61,880     137,703    41,446    27,331
                                                 ========  =========  ==========  ==========  ========  ========

--------
(ap)For the period beginning January 2, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------
                                                        ADVANCED            ADVANCED              ADVANCED
                                                      SERIES TRUST        SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                                     -------------- -----------------------  -----------------
                                                          AST                 AST                   AST
                                                          BOND           CAPITAL GROWTH           COHEN &
                                                     PORTFOLIO 2025     ASSET ALLOCATION       STEERS REALTY
                                                     -------------- -----------------------  -----------------
                                                        2014 (A)        2014        2013       2014      2013
                                                     -------------- -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................    $  (197)    $  (115,555) $ (115,623) $ (1,346) $(1,194)
Net realized gains (losses).........................        136         490,556     267,545     2,472     (227)
Change in unrealized gains (losses).................      1,341         (15,648)  1,192,936    23,985      840
                                                        -------     -----------  ----------  --------  -------
Increase (decrease) in net assets from operations...      1,280         359,353   1,344,858    25,111     (581)
                                                        -------     -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................         --             240       3,840        --       --
Benefit payments....................................         --              --          --        --       --
Payments on termination.............................         --      (1,379,267)   (724,647)   (9,308)  (3,324)
Contract Maintenance Charge.........................         --         (26,566)    (25,900)      (33)     (30)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     33,280          34,184     464,683     2,509   14,259
                                                        -------     -----------  ----------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     33,280      (1,371,409)   (282,024)   (6,832)  10,905
                                                        -------     -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................     34,560      (1,012,056)  1,062,834    18,279   10,324
NET ASSETS AT BEGINNING OF PERIOD...................         --       7,452,629   6,389,795    84,561   74,237
                                                        -------     -----------  ----------  --------  -------
NET ASSETS AT END OF PERIOD.........................    $34,560     $ 6,440,573  $7,452,629  $102,840  $84,561
                                                        =======     ===========  ==========  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........         --         624,641     646,748     6,998    6,267
       Units issued.................................      3,578          14,491      99,918       189    1,085
       Units redeemed...............................       (530)       (125,385)   (122,025)     (590)    (354)
                                                        -------     -----------  ----------  --------  -------
    Units outstanding at end of period..............      3,048         513,747     624,641     6,597    6,998
                                                        =======     ===========  ==========  ========  =======

--------
(a)For the period beginning January 2, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -------------------------------------------------------------------
                                                      ADVANCED              ADVANCED                ADVANCED
                                                    SERIES TRUST          SERIES TRUST            SERIES TRUST
                                                     SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------  ----------------------  ----------------------
                                                                                                  AST FRANKLIN
                                                         AST                   AST                  TEMPLETON
                                                    FI PYRAMIS(R)          FI PYRAMIS            FOUNDING FUNDS
                                                  ASSET ALLOCATION      QUANTITATIVE (B)           ALLOCATION
                                                 ------------------  ----------------------  ----------------------
                                                   2014      2013       2014        2013        2014        2013
                                                 --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $ (5,067) $ (4,315) $  (37,310) $  (41,385) $  (47,015) $  (45,339)
Net realized gains (losses).....................    3,538     6,560      84,132     156,064      64,351      76,566
Change in unrealized gains (losses).............   14,906    42,465     (25,580)    181,511      39,960     627,135
                                                 --------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   13,377    44,710      21,242     296,190      57,296     658,362
                                                 --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       --        --         483       6,425          --         600
Benefit payments................................       --        --          --          --          --          --
Payments on termination.........................   (4,106)   (3,566)   (480,844)   (448,080)   (108,133)   (251,736)
Contract Maintenance Charge.....................   (1,524)   (1,436)     (7,055)     (8,773)    (17,353)    (17,601)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   11,497    57,893     127,574       1,315     (47,346)    (43,013)
                                                 --------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................    5,867    52,891    (359,842)   (449,113)   (172,832)   (311,750)
                                                 --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   19,244    97,601    (338,600)   (152,923)   (115,536)    346,612
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  318,389   220,788   2,402,046   2,554,969   3,337,370   2,990,758
                                                 --------  --------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $337,633  $318,389  $2,063,446  $2,402,046  $3,221,834  $3,337,370
                                                 ========  ========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   25,210    20,475     218,896     262,532     252,503     277,762
       Units issued.............................    1,163     9,190      24,666      69,597       6,195      42,279
       Units redeemed...........................     (693)   (4,455)    (59,309)   (113,233)    (19,109)    (67,538)
                                                 --------  --------  ----------  ----------  ----------  ----------
    Units outstanding at end of period..........   25,680    25,210     184,253     218,896     239,589     252,503
                                                 ========  ========  ==========  ==========  ==========  ==========

--------
(b)Previously known as AST First Trust Balanced Target

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ---------------------------------------------------
                                                        ADVANCED       ADVANCED           ADVANCED
                                                      SERIES TRUST   SERIES TRUST       SERIES TRUST
                                                      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                                     -------------- --------------  -------------------
                                                      AST FRANKLIN
                                                       TEMPLETON          AST               AST
                                                     FOUNDING FUNDS     GLOBAL         GOLDMAN SACHS
                                                          PLUS        REAL ESTATE   CONCENTRATED GROWTH
                                                     -------------- --------------  --------------------
                                                          2014       2014    2013   2014 (C)(D)   2013
                                                     -------------- ------  ------  ----------- -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................    $  (154)    $  (41) $  (41)  $    (67)  $  (624)
Net realized gains (losses).........................       (366)        75      72     23,403     2,739
Change in unrealized gains (losses).................         --        273      48    (24,209)   10,692
                                                        -------     ------  ------   --------   -------
Increase (decrease) in net assets from operations...       (520)       307      79       (873)   12,807
                                                        -------     ------  ------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................         --         --      --         --        --
Benefit payments....................................         --         --      --         --        --
Payments on termination.............................         --       (171)   (182)      (953)   (6,299)
Contract Maintenance Charge.........................         --        (14)    (15)        (4)      (42)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................        520          1      --    (53,049)     (530)
                                                        -------     ------  ------   --------   -------
Increase (decrease) in net assets from contract
 transactions.......................................        520       (184)   (197)   (54,006)   (6,871)
                                                        -------     ------  ------   --------   -------
INCREASE (DECREASE) IN NET ASSETS...................         --        123    (118)   (54,879)    5,936
NET ASSETS AT BEGINNING OF PERIOD...................         --      2,641   2,759     54,879    48,943
                                                        -------     ------  ------   --------   -------
NET ASSETS AT END OF PERIOD.........................    $    --     $2,764  $2,641   $     --   $54,879
                                                        =======     ======  ======   ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........         --        228     245      3,854     4,403
       Units issued.................................      6,306         --      --         --        --
       Units redeemed...............................     (6,306)       (15)    (17)    (3,854)     (549)
                                                        -------     ------  ------   --------   -------
    Units outstanding at end of period..............         --        213     228         --     3,854
                                                        =======     ======  ======   ========   =======

--------
(c)On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth
(d)For the period beginning January 1, 2014 and ended February 7, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     -------------------------------------------------------
                                                         ADVANCED          ADVANCED           ADVANCED
                                                       SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     ----------------  ----------------  ------------------
                                                            AST               AST                AST
                                                       GOLDMAN SACHS     GOLDMAN SACHS      GOLDMAN SACHS
                                                      LARGE-CAP VALUE   MID-CAP GROWTH       MULTI-ASSET
                                                     ----------------  ----------------  ------------------
                                                       2014     2013     2014     2013     2014      2013
                                                     -------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (136) $  (118) $  (717) $  (619) $ (7,828) $ (7,791)
Net realized gains (losses).........................   1,349        8      405      152    18,121    10,143
Change in unrealized gains (losses).................     (61)   2,702    5,780   13,286     2,767    39,370
                                                     -------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...   1,152    2,592    5,468   12,819    13,060    41,722
                                                     -------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --       --        --        --
Benefit payments....................................      --       --       --       --        --        --
Payments on termination.............................      --       --     (601)    (394)  (40,365)   (1,940)
Contract Maintenance Charge.........................     (13)     (13)     (13)     (12)   (2,502)   (2,434)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     102        1      (73)    (118)  (35,419)   (6,314)
                                                     -------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................      89      (12)    (687)    (524)  (78,286)  (10,688)
                                                     -------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   1,241    2,580    4,781   12,295   (65,226)   31,034
NET ASSETS AT BEGINNING OF PERIOD...................  10,708    8,128   54,699   42,404   574,234   543,200
                                                     -------  -------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $11,949  $10,708  $59,480  $54,699  $509,008  $574,234
                                                     =======  =======  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     935      937    3,309    3,347    48,723    49,920
       Units issued.................................     393       --        1       --     6,317     6,994
       Units redeemed...............................    (394)      (2)     (42)     (38)  (12,929)   (8,191)
                                                     -------  -------  -------  -------  --------  --------
    Units outstanding at end of period..............     934      935    3,268    3,309    42,111    48,723
                                                     =======  =======  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                              -----------------------------------------------------
                                                                 ADVANCED         ADVANCED           ADVANCED
                                                               SERIES TRUST     SERIES TRUST       SERIES TRUST
                                                                SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                              --------------  ----------------  ------------------
                                                                    AST              AST
                                                               GOLDMAN SACHS       HERNDON              AST
                                                              SMALL-CAP VALUE  LARGE-CAP VALUE      HIGH YIELD
                                                              --------------  ----------------  ------------------
                                                               2014    2013     2014     2013     2014      2013
                                                              ------  ------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (99) $  (88) $  (334) $  (312) $   (968) $ (1,180)
Net realized gains (losses)..................................     98      62    1,702      473     1,958     1,663
Change in unrealized gains (losses)..........................    435   2,117   (1,274)   6,718       494     4,615
                                                              ------  ------  -------  -------  --------  --------
Increase (decrease) in net assets from operations............    434   2,091       94    6,879     1,484     5,098
                                                              ------  ------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................     --      --       --       --        --        --
Benefit payments.............................................     --      --       --       --      (290)     (259)
Payments on termination......................................   (132)   (120)    (538)  (2,881)  (13,972)  (17,739)
Contract Maintenance Charge..................................    (14)    (16)     (14)     (15)      (29)      (36)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................     (1)     --      451     (546)    1,538    16,823
                                                              ------  ------  -------  -------  --------  --------
Increase (decrease) in net assets from contract transactions.   (147)   (136)    (101)  (3,442)  (12,753)   (1,211)
                                                              ------  ------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS............................    287   1,955       (7)   3,437   (11,269)    3,887
NET ASSETS AT BEGINNING OF PERIOD............................  7,693   5,738   25,465   22,028    88,675    84,788
                                                              ------  ------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD.................................. $7,980  $7,693  $25,458  $25,465  $ 77,406  $ 88,675
                                                              ======  ======  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    410     419    2,211    2,540     6,248     6,352
       Units issued..........................................     --      --      675      135       108     1,202
       Units redeemed........................................     (8)     (9)    (680)    (464)     (982)   (1,306)
                                                              ------  ------  -------  -------  --------  --------
    Units outstanding at end of period.......................    402     410    2,206    2,211     5,374     6,248
                                                              ======  ======  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     -----------------------------------------------------------------
                                                         ADVANCED             ADVANCED                ADVANCED
                                                       SERIES TRUST         SERIES TRUST            SERIES TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
                                                     -------------------  ------------------  -----------------------
                                                                                                        AST
                                                            AST                  AST                 INVESTMENT
                                                     INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                     -------------------- ------------------  -----------------------
                                                       2014       2013      2014      2013       2014         2013
                                                      -------   -------   -------   -------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (577)   $  (635)  $  (793)  $  (855)  $  (32,492) $   (48,921)
Net realized gains (losses).........................     479      1,337      (110)     (597)      62,942       92,417
Change in unrealized gains (losses).................  (3,268)     7,346    (4,129)   12,363       84,699     (174,643)
                                                      -------   -------   -------   -------   ----------  -----------
Increase (decrease) in net assets from operations...  (3,366)     8,048    (5,032)   10,911      115,149     (131,147)
                                                      -------   -------   -------   -------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --         --        --     1,380           --           --
Benefit payments....................................      --         --        --        --           --           --
Payments on termination.............................  (2,601)    (8,523)   (2,021)   (9,556)    (240,155)    (351,001)
Contract Maintenance Charge.........................     (28)       (30)      (25)      (33)     (16,913)     (25,177)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   1,680     (1,245)       (1)        7     (320,259)  (1,739,738)
                                                      -------   -------   -------   -------   ----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................    (949)    (9,798)   (2,047)   (8,202)    (577,327)  (2,115,916)
                                                      -------   -------   -------   -------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................  (4,315)    (1,750)   (7,079)    2,709     (462,178)  (2,247,063)
NET ASSETS AT BEGINNING OF PERIOD...................  49,492     51,242    64,886    62,177    2,488,268    4,735,331
                                                      -------   -------   -------   -------   ----------  -----------
NET ASSETS AT END OF PERIOD......................... $45,177    $49,492   $57,807   $64,886   $2,026,090  $ 2,488,268
                                                      =======   =======   =======   =======   ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,992      6,085     6,746     7,629      169,331      306,627
       Units issued.................................     233        513        --       169       53,671      122,238
       Units redeemed...............................    (339)    (1,606)     (221)   (1,052)     (91,600)    (259,534)
                                                      -------   -------   -------   -------   ----------  -----------
    Units outstanding at end of period..............   4,886      4,992     6,525     6,746      131,402      169,331
                                                      =======   =======   =======   =======   ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                   ----------------------------------------------------------------
                                                        ADVANCED           ADVANCED                ADVANCED
                                                      SERIES TRUST       SERIES TRUST            SERIES TRUST
                                                       SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
                                                   ------------------  -------------------  ----------------------
                                                           AST                AST                     AST
                                                   J.P. MORGAN GLOBAL     J.P. MORGAN        J.P. MORGAN STRATEGIC
                                                        THEMATIC       INTERNATIONAL EQUITY      OPPORTUNITIES
                                                   ------------------  -------------------  ----------------------
                                                     2014      2013      2014       2013       2014        2013
                                                   --------  --------   -------   -------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $ (2,490) $ (2,256) $  (824)   $  (793)  $  (53,466) $  (52,889)
Net realized gains (losses).......................    2,171     4,268      144         53       78,977      92,985
Change in unrealized gains (losses)...............    8,907    19,636   (3,505)     7,229       96,477     251,776
                                                   --------  --------   -------   -------   ----------  ----------
Increase (decrease) in net assets from operations.    8,588    21,648   (4,185)     6,489      121,988     291,872
                                                   --------  --------   -------   -------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       --        --       --         --        1,310         210
Benefit payments..................................       --        --       --         --           --          --
Payments on termination...........................   (4,010)  (10,140)      --     (2,060)    (216,125)   (335,371)
Contract Maintenance Charge.......................     (732)     (722)      (4)        (4)     (13,052)    (13,610)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (373)   48,748       --         (1)      77,150     178,177
                                                   --------  --------   -------   -------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................   (5,115)   37,886       (4)    (2,065)    (150,717)   (170,594)
                                                   --------  --------   -------   -------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.................    3,473    59,534   (4,189)     4,424      (28,729)    121,278
NET ASSETS AT BEGINNING OF PERIOD.................  178,210   118,676   53,480     49,056    3,339,028   3,217,750
                                                   --------  --------   -------   -------   ----------  ----------
NET ASSETS AT END OF PERIOD....................... $181,683  $178,210  $49,291    $53,480   $3,310,299  $3,339,028
                                                   ========  ========   =======   =======   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   14,105    10,719    5,209      5,421      285,146     300,029
       Units issued...............................       --     7,214       --         --       15,101      40,502
       Units redeemed.............................     (392)   (3,828)      --       (212)     (27,667)    (55,385)
                                                   --------  --------   -------   -------   ----------  ----------
    Units outstanding at end of period............   13,713    14,105    5,209      5,209      272,580     285,146
                                                   ========  ========   =======   =======   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                         ADVANCED          ADVANCED           ADVANCED
                                                       SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------  ------------------  ----------------
                                                                              AST                AST
                                                           AST           LOOMIS SAYLES       LORD ABBETT
                                                     LARGE-CAP VALUE   LARGE-CAP GROWTH   CORE FIXED INCOME
                                                     ---------------  ------------------- ----------------
                                                       2014    2013   2014 (C)    2013      2014     2013
                                                     -------  ------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (96) $  (83) $ (2,286) $ (1,617) $  (703) $  (722)
Net realized gains (losses).........................   2,792      14     5,214       729      480      292
Change in unrealized gains (losses).................  (1,810)  2,363    12,393    35,295    3,212   (1,553)
                                                     -------  ------  --------  --------  -------  -------
Increase (decrease) in net assets from operations...     886   2,294    15,321    34,407    2,989   (1,983)
                                                     -------  ------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --      --        --     2,761       --    1,725
Benefit payments....................................      --      --    (1,429)   (1,125)    (519)    (480)
Payments on termination.............................      --      --   (26,818)     (750)  (2,714)  (2,588)
Contract Maintenance Charge.........................      (2)     (4)      (55)      (17)     (22)     (23)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     146       1    52,343        40       --       --
                                                     -------  ------  --------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     144      (3)   24,041       909   (3,255)  (1,366)
                                                     -------  ------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   1,030   2,291    39,362    35,316     (266)  (3,349)
NET ASSETS AT BEGINNING OF PERIOD...................   8,290   5,999   132,822    97,506   58,466   61,815
                                                     -------  ------  --------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $ 9,320  $8,290  $172,184  $132,822  $58,200  $58,466
                                                     =======  ======  ========  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     748     748    10,022     9,908    4,493    4,599
       Units issued.................................     667      --     4,015       271       --      131
       Units redeemed...............................    (667)     --    (2,149)     (157)    (239)    (237)
                                                     -------  ------  --------  --------  -------  -------
    Units outstanding at end of period..............     748     748    11,888    10,022    4,254    4,493
                                                     =======  ======  ========  ========  =======  =======

--------
(c)On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ------------------------------------------------------
                                                         ADVANCED           ADVANCED          ADVANCED
                                                       SERIES TRUST       SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     ----------------  -----------------  ----------------
                                                            AST               AST            AST MID-CAP
                                                     MFS GLOBAL EQUITY     MFS GROWTH           VALUE
                                                     ----------------  -----------------  ----------------
                                                       2014     2013     2014      2013     2014     2013
                                                     -------  -------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (773) $  (710) $   (128) $  (183) $  (617) $  (526)
Net realized gains (losses).........................     470      638     6,846      475      419      220
Change in unrealized gains (losses).................   1,949   14,455    (5,963)   4,572    5,635    9,867
                                                     -------  -------  --------  -------  -------  -------
Increase (decrease) in net assets from operations...   1,646   14,383       755    4,864    5,437    9,561
                                                     -------  -------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --        --       --       --       --
Benefit payments....................................    (709)    (589)       --       --       --       --
Payments on termination.............................    (184)  (2,710)  (14,997)  (1,172)    (209)      --
Contract Maintenance Charge.........................      (6)      (9)      (18)     (16)      (4)      (6)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       1       --         1       (1)      --       (1)
                                                     -------  -------  --------  -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    (898)  (3,308)  (15,014)  (1,189)    (213)      (7)
                                                     -------  -------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................     748   11,075   (14,259)   3,675    5,224    9,554
NET ASSETS AT BEGINNING OF PERIOD...................  67,341   56,266    17,971   14,296   40,887   31,333
                                                     -------  -------  --------  -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $68,089  $67,341  $  3,712  $17,971  $46,111  $40,887
                                                     =======  =======  ========  =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,661    4,913     1,256    1,350    2,842    2,842
       Units issued.................................      --       --        --       --       --       --
       Units redeemed...............................     (61)    (252)   (1,014)     (94)     (14)      --
                                                     -------  -------  --------  -------  -------  -------
    Units outstanding at end of period..............   4,600    4,661       242    1,256    2,828    2,842
                                                     =======  =======  ========  =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     -----------------------------------------------------------
                                                            ADVANCED            ADVANCED           ADVANCED
                                                          SERIES TRUST        SERIES TRUST       SERIES TRUST
                                                          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------------  ----------------   ----------------
                                                                                   AST                AST
                                                           AST MONEY        NEUBERGER BERMAN / NEUBERGER BERMAN
                                                             MARKET         LSV MID-CAP VALUE   MID-CAP GROWTH
                                                     ---------------------  ----------------   ----------------
                                                        2014       2013       2014      2013     2014     2013
                                                     ---------  ----------  -------   -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (7,337) $   (7,027) $  (353)  $  (349) $  (620) $  (545)
Net realized gains (losses).........................        --          --    1,107     3,256      447      702
Change in unrealized gains (losses).................        --          --    2,410     6,286    3,626   12,246
                                                     ---------  ----------  -------   -------  -------  -------
Increase (decrease) in net assets from operations...    (7,337)     (7,027)   3,164     9,193    3,453   12,403
                                                     ---------  ----------  -------   -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................        --          --       --        --       --       --
Benefit payments....................................  (957,494)   (500,844)      --        --     (345)    (280)
Payments on termination.............................   (14,840)   (591,249)  (2,241)   (7,624)    (315)    (329)
Contract Maintenance Charge.........................      (117)        (95)     (28)      (24)     (11)      (9)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   990,255   1,195,710      817      (918)     828     (766)
                                                     ---------  ----------  -------   -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    17,804     103,522   (1,452)   (8,566)     157   (1,384)
                                                     ---------  ----------  -------   -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................    10,467      96,495    1,712       627    3,610   11,019
NET ASSETS AT BEGINNING OF PERIOD...................   421,579     325,084   25,901    25,274   51,637   40,618
                                                     ---------  ----------  -------   -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $ 432,046  $  421,579  $27,613   $25,901  $55,247  $51,637
                                                     =========  ==========  =======   =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    44,908      33,818    1,718     2,344    3,663    3,777
       Units issued.................................   103,308     151,340       84       196       91      202
       Units redeemed...............................  (101,407)   (140,250)    (175)     (822)     (79)    (316)
                                                     ---------  ----------  -------   -------  -------  -------
    Units outstanding at end of period..............    46,809      44,908    1,627     1,718    3,675    3,663
                                                     =========  ==========  =======   =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                         ADVANCED         ADVANCED           ADVANCED
                                                       SERIES TRUST     SERIES TRUST       SERIES TRUST
                                                       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------  ----------------  ------------------
                                                                             AST                AST
                                                           AST           PARAMETRIC            PIMCO
                                                      NEW DISCOVERY   EMERGING MARKETS   LIMITED MATURITY
                                                     ASSET ALLOCATION      EQUITY              BOND
                                                     ---------------  ----------------  ------------------
                                                      2014     2013     2014     2013     2014      2013
                                                     ------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (77) $   (64) $  (216) $  (217) $ (1,186) $ (1,290)
Net realized gains (losses).........................     46      606      (11)       4      (766)   (1,289)
Change in unrealized gains (losses).................    186       31     (714)      35       716    (1,048)
                                                     ------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...    155      573     (941)    (178)   (1,236)   (3,627)
                                                     ------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --       --       --       --        --        --
Benefit payments....................................     --       --       --       --      (248)     (238)
Payments on termination.............................     --       --     (377)    (441)   (6,184)  (19,441)
Contract Maintenance Charge.........................     (4)      (2)     (43)     (51)      (18)      (59)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  2,028   (2,624)      --       --       (16)   10,078
                                                     ------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  2,024   (2,626)    (420)    (492)   (6,466)   (9,660)
                                                     ------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  2,179   (2,053)  (1,361)    (670)   (7,702)  (13,287)
NET ASSETS AT BEGINNING OF PERIOD...................  3,451    5,504   15,837   16,507   102,865   116,152
                                                     ------  -------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $5,630  $ 3,451  $14,476  $15,837  $ 95,163  $102,865
                                                     ======  =======  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    285      532    1,584    1,633     8,814     9,610
       Units issued.................................    247      650       --       --       438       877
       Units redeemed...............................    (83)    (897)     (45)     (49)     (999)   (1,673)
                                                     ------  -------  -------  -------  --------  --------
    Units outstanding at end of period..............    449      285    1,539    1,584     8,253     8,814
                                                     ======  =======  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ----------------------------------------------------------------------
                                                ADVANCED               ADVANCED                 ADVANCED
                                              SERIES TRUST           SERIES TRUST             SERIES TRUST
                                              SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          -------------------  -----------------------  -----------------------
                                                  AST
                                                 PIMCO                   AST                      AST
                                              TOTAL RETURN           PRESERVATION              PRUDENTIAL
                                                  BOND             ASSET ALLOCATION        GROWTH ALLOCATION
                                          -------------------  -----------------------  -----------------------
                                            2014       2013        2014        2013        2014         2013
                                          --------  ---------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (1,431) $  (4,969) $  (135,887) $ (133,308) $ (150,651) $  (141,018)
Net realized gains (losses)..............    2,119      8,325      349,052     241,763     381,745      426,637
Change in unrealized gains (losses)......    2,599    (20,435)     131,709     492,352     433,091      968,355
                                          --------  ---------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................    3,287    (17,079)     344,874     600,807     664,185    1,253,974
                                          --------  ---------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       --      1,725          483         434          --           --
Benefit payments.........................     (520)      (485)          --          --          --           --
Payments on termination..................   (8,324)   (46,711)  (1,021,266)   (670,785)   (629,149)  (2,650,308)
Contract Maintenance Charge..............      (37)       (69)     (27,044)    (26,415)    (49,184)     (45,400)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      716   (263,869)     159,783     (97,841)    131,644      571,810
                                          --------  ---------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (8,165)  (309,409)    (888,044)   (794,607)   (546,689)  (2,123,898)
                                          --------  ---------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (4,878)  (326,488)    (543,170)   (193,800)    117,496     (869,924)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  113,997    440,485    8,487,378   8,681,178   9,290,520   10,160,444
                                          --------  ---------  -----------  ----------  ----------  -----------
NET ASSETS AT END OF PERIOD.............. $109,119  $ 113,997  $ 7,944,208  $8,487,378  $9,408,016  $ 9,290,520
                                          ========  =========  ===========  ==========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    8,522     32,751      684,088     751,850     877,917    1,112,176
       Units issued......................    1,341        331       56,251      73,920     112,931      215,761
       Units redeemed....................   (1,931)   (24,560)    (125,685)   (141,682)   (164,909)    (450,020)
                                          --------  ---------  -----------  ----------  ----------  -----------
    Units outstanding at end of period...    7,932      8,522      614,654     684,088     825,939      877,917
                                          ========  =========  ===========  ==========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                   --------------------------------------------------------------
                                                        ADVANCED             ADVANCED              ADVANCED
                                                      SERIES TRUST         SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                   -----------------  ----------------------  ------------------
                                                          AST                   AST                   AST
                                                         QMA US                 RCM                SCHRODERS
                                                      EQUITY ALPHA         WORLD TRENDS         GLOBAL TACTICAL
                                                   -----------------  ----------------------  ------------------
                                                     2014     2013       2014        2013       2014      2013
                                                   -------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (608) $   (564) $  (25,336) $  (26,760) $ (7,167) $ (6,172)
Net realized gains (losses).......................     543     3,983      42,802     111,268     3,427     8,771
Change in unrealized gains (losses)...............   7,695     9,694      32,958      83,849    25,817    68,770
                                                   -------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from operations.   7,630    13,113      50,424     168,357    22,077    71,369
                                                   -------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      --        --          --          --     9,900        --
Benefit payments..................................    (735)     (566)         --          --        --        --
Payments on termination...........................    (197)  (10,430)    (81,208)   (346,529)     (978)     (699)
Contract Maintenance Charge.......................     (13)      (13)     (4,533)     (4,699)   (1,218)   (1,154)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   1,612    (1,891)     13,373      (8,259)   11,797    47,680
                                                   -------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions.....................................     667   (12,900)    (72,368)   (359,487)   19,501    45,827
                                                   -------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS.................   8,297       213     (21,944)   (191,130)   41,578   117,196
NET ASSETS AT BEGINNING OF
 PERIOD...........................................  47,252    47,039   1,549,814   1,740,944   519,664   402,468
                                                   -------  --------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD....................... $55,549  $ 47,252  $1,527,870  $1,549,814  $561,242  $519,664
                                                   =======  ========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   3,709     4,838     136,191     168,568    42,661    38,412
       Units issued...............................     127       388       5,325      10,298     2,198     9,078
       Units redeemed.............................     (67)   (1,517)    (11,572)    (42,675)     (580)   (4,829)
                                                   -------  --------  ----------  ----------  --------  --------
    Units outstanding at end of period............   3,769     3,709     129,944     136,191    44,279    42,661
                                                   =======  ========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                         --------------------------------------------------------
                                               ADVANCED            ADVANCED         ADVANCED
                                             SERIES TRUST        SERIES TRUST     SERIES TRUST
                                             SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                         -------------------   ---------------  ----------------
                                                 AST                                   AST
                                         SCHRODERS MULTI-ASSET       AST        SMALL-CAP GROWTH
                                           WORLD STRATEGIES    SMALL-CAP GROWTH OPPORTUNITIES (E)
                                         -------------------   ---------------  -----------------
                                           2014        2013      2014    2013     2014     2013
                                         --------   ---------  -------  ------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............ $(10,905)  $ (12,371) $   (31) $  (40) $  (313) $  (272)
Net realized gains (losses).............   23,443      55,399    1,844     238      556      787
Change in unrealized gains (losses).....   (3,225)     48,715   (1,918)    757      657    6,799
                                         --------   ---------  -------  ------  -------  -------
Increase (decrease) in net assets from
 operations.............................    9,313      91,743     (105)    955      900    7,314
                                         --------   ---------  -------  ------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................       --          --       --      --       --       --
Benefit payments........................       --          --       --      --     (367)    (291)
Payments on termination.................  (61,318)   (266,115)  (3,008)     --     (815)    (721)
Contract Maintenance Charge.............   (3,711)     (4,548)      (4)     (3)     (15)     (13)
Transfers among the sub-accounts and
 with the Fixed Account--net............    4,635      62,070      350    (306)     790     (987)
                                         --------   ---------  -------  ------  -------  -------
Increase (decrease) in net assets from
 contract transactions..................  (60,394)   (208,593)  (2,662)   (309)    (407)  (2,012)
                                         --------   ---------  -------  ------  -------  -------
INCREASE (DECREASE) IN NET ASSETS.......  (51,081)   (116,850)  (2,767)    646      493    5,302
NET ASSETS AT BEGINNING OF PERIOD.......  704,000     820,850    3,689   3,043   25,180   19,878
                                         --------   ---------  -------  ------  -------  -------
NET ASSETS AT END OF PERIOD............. $652,919   $ 704,000  $   922  $3,689  $25,673  $25,180
                                         ========   =========  =======  ======  =======  =======
UNITS OUTSTANDING
   Units outstanding at beginning of
     period.............................   60,897      79,826      225     248    1,834    2,015
      Units issued......................    2,087       9,725       32      85      104      214
      Units redeemed....................   (7,329)    (28,654)    (200)   (108)    (133)    (395)
                                         --------   ---------  -------  ------  -------  -------
   Units outstanding at end of period...   55,655      60,897       57     225    1,805    1,834
                                         ========   =========  =======  ======  =======  =======

--------
(e)Previously known as AST Federated Aggressive Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                         -----------------------------------------------------------
                                             ADVANCED          ADVANCED             ADVANCED
                                           SERIES TRUST      SERIES TRUST         SERIES TRUST
                                            SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                                         ----------------  ----------------  ----------------------
                                                                  AST                  AST
                                                AST            TEMPLETON          T. ROWE PRICE
                                          SMALL-CAP VALUE     GLOBAL BOND       ASSET ALLOCATION
                                         ----------------  ----------------  ----------------------
                                           2014     2013     2014     2013      2014        2013
                                         -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............ $  (384) $  (339) $  (728) $  (793) $ (106,121) $ (100,722)
Net realized gains (losses).............     436      977      (42)    (278)    299,251     203,219
Change in unrealized gains (losses).....   1,108    7,324      436   (2,137)     75,788     745,014
                                         -------  -------  -------  -------  ----------  ----------
Increase (decrease) in net assets from
 operations.............................   1,160    7,962     (334)  (3,208)    268,918     847,511
                                         -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................      --       --       --    1,725       1,500       1,500
Benefit payments........................      --       --       --       --          --          --
Payments on termination.................    (343)    (365)  (2,725)  (4,568)   (860,121)   (212,567)
Contract Maintenance Charge.............     (12)     (10)     (21)     (34)    (12,441)    (12,592)
Transfers among the sub-accounts and
 with the Fixed Account--net............     481     (559)     239     (167)    (13,637)    291,611
                                         -------  -------  -------  -------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions..................     126     (934)  (2,507)  (3,044)   (884,699)     67,952
                                         -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.......   1,286    7,028   (2,841)  (6,252)   (615,781)    915,463
NET ASSETS AT BEGINNING OF PERIOD.......  29,661   22,633   56,087   62,339   6,584,731   5,669,268
                                         -------  -------  -------  -------  ----------  ----------
NET ASSETS AT END OF PERIOD............. $30,947  $29,661  $53,246  $56,087  $5,968,950  $6,584,731
                                         =======  =======  =======  =======  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period.............................   1,971    2,040    4,678    4,941     513,335     507,385
      Units issued......................      52      103      301      201      14,049      83,725
      Units redeemed....................     (43)    (172)    (503)    (464)    (82,460)    (77,775)
                                         -------  -------  -------  -------  ----------  ----------
   Units outstanding at end of period...   1,980    1,971    4,476    4,678     444,924     513,335
                                         =======  =======  =======  =======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     --------------------------------------------------------
                                                         ADVANCED           ADVANCED           ADVANCED
                                                       SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------  -----------------  ------------------
                                                            AST               AST                 AST
                                                       T. ROWE PRICE     T. ROWE PRICE       T. ROWE PRICE
                                                       EQUITY INCOME    LARGE-CAP GROWTH   NATURAL RESOURCES
                                                     ----------------  -----------------  ------------------
                                                       2014     2013     2014     2013      2014      2013
                                                     -------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $(1,268) $(1,145) $  (206) $   (461) $ (1,777) $ (1,777)
Net realized gains (losses).........................     757      659      165    12,960    (1,753)   (1,992)
Change in unrealized gains (losses).................   4,886   17,723    1,274      (452)   (6,150)   19,458
                                                     -------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from operations...   4,375   17,237    1,233    12,047    (9,680)   15,689
                                                     -------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --        --        --     4,486
Benefit payments....................................    (693)    (573)      --        --        --        --
Payments on termination.............................    (689)  (2,917)      --   (27,289)  (21,259)   (7,320)
Contract Maintenance Charge.........................     (12)     (11)      (7)      (17)      (57)      (57)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       1       (1)     413      (329)    5,936    (3,516)
                                                     -------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,393)  (3,502)     406   (27,635)  (15,380)   (6,407)
                                                     -------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   2,982   13,735    1,639   (15,588)  (25,060)    9,282
NET ASSETS AT BEGINNING OF PERIOD...................  77,022   63,287   17,109    32,697   126,494   117,212
                                                     -------  -------  -------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $80,004  $77,022  $18,748  $ 17,109  $101,434  $126,494
                                                     =======  =======  =======  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   7,343    7,690    1,033     2,835    12,915    13,614
       Units issued.................................      --       --       36        97     1,170     1,901
       Units redeemed...............................    (125)    (347)     (12)   (1,899)   (2,588)   (2,600)
                                                     -------  -------  -------  --------  --------  --------
    Units outstanding at end of period..............   7,218    7,343    1,057     1,033    11,497    12,915
                                                     =======  =======  =======  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------
                                                                                               ALLIANCE
                                                      ADVANCED           ADVANCED         BERNSTEIN VARIABLE
                                                    SERIES TRUST       SERIES TRUST       PRODUCT SERIES FUND
                                                     SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ----------------  ------------------------
                                                   AST WELLINGTON
                                                     MANAGEMENT      AST WESTERN ASSET  ALLIANCE BERNSTEIN VPS
                                                    HEDGED EQUITY     CORE PLUS BOND            GROWTH
                                                 ------------------  ----------------  ------------------------
                                                   2014      2013      2014     2013       2014         2013
                                                 --------  --------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (2,925) $ (2,054) $  (128) $  (129) $  (322,546) $  (352,126)
Net realized gains (losses).....................    1,073     7,121       31        1    3,217,117    1,709,028
Change in unrealized gains (losses).............    9,345    17,117      863     (199)  (1,032,687)   4,574,781
                                                 --------  --------  -------  -------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    7,493    22,184      766     (327)   1,861,884    5,931,683
                                                 --------  --------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --       --       --       30,025        5,109
Benefit payments................................       --        --     (527)    (482)  (2,913,164)    (733,167)
Payments on termination.........................   (2,547)     (237)      --       --   (2,579,346)  (3,390,164)
Contract Maintenance Charge.....................      (41)      (40)      --       --      (35,917)     (43,687)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   45,942    19,457       --       --     (324,356)    (414,657)
                                                 --------  --------  -------  -------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   43,354    19,180     (527)    (482)  (5,822,758)  (4,576,566)
                                                 --------  --------  -------  -------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   50,847    41,364      239     (809)  (3,960,874)   1,355,117
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  160,011   118,647   12,593   13,402   22,403,551   21,048,434
                                                 --------  --------  -------  -------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $210,858  $160,011  $12,832  $12,593  $18,442,677  $22,403,551
                                                 ========  ========  =======  =======  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   15,444    13,594    1,042    1,081    1,688,658    2,043,765
       Units issued.............................    4,630     5,827       --       --       68,376       60,393
       Units redeemed...........................     (500)   (3,977)     (42)     (39)    (433,280)    (415,500)
                                                 --------  --------  -------  -------  -----------  -----------
    Units outstanding at end of period..........   19,574    15,444    1,000    1,042    1,323,754    1,688,658
                                                 ========  ========  =======  =======  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------------
                                                   ALLIANCE                   ALLIANCE                  ALLIANCE
                                              BERNSTEIN VARIABLE         BERNSTEIN VARIABLE        BERNSTEIN VARIABLE
                                              PRODUCT SERIES FUND        PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                            ALLIANCE BERNSTEIN VPS     ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS
                                                GROWTH & INCOME          INTERNATIONAL VALUE        LARGE CAP GROWTH
                                          --------------------------  ------------------------  ------------------------
                                              2014          2013          2014         2013         2014         2013
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (341,792) $   (325,040) $   180,296  $   533,896  $  (288,279) $  (305,469)
Net realized gains (losses)..............    4,028,955     1,964,502     (300,313)    (838,996)   2,992,083    1,012,750
Change in unrealized gains (losses)......      410,789    15,892,116     (780,696)   2,885,229     (929,176)   4,856,891
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    4,097,952    17,531,578     (900,713)   2,580,129    1,774,628    5,564,172
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       14,082        16,240       22,514        5,262        9,685        2,460
Benefit payments.........................   (4,847,264)   (2,016,602)    (282,362)    (334,169)  (4,094,067)    (397,042)
Payments on termination..................   (7,236,670)   (8,359,550)  (1,956,358)  (2,792,188)  (1,534,722)  (1,617,770)
Contract Maintenance Charge..............      (52,621)      (64,507)     (41,180)     (53,719)     (16,349)     (17,179)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,948,617)   (2,690,439)     719,518     (770,835)     (57,821)    (704,166)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (14,071,090)  (13,114,858)  (1,537,868)  (3,945,649)  (5,693,274)  (2,733,697)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (9,973,138)    4,416,720   (2,438,581)  (1,365,520)  (3,918,646)   2,830,475
NET ASSETS AT BEGINNING OF
 PERIOD..................................   64,268,466    59,851,746   12,865,936   14,231,456   20,319,926   17,489,451
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 54,295,328  $ 64,268,466  $10,427,355  $12,865,936  $16,401,280  $20,319,926
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,789,566     4,651,863    1,175,806    1,567,420    1,886,363    2,203,731
       Units issued......................       52,735        79,216       93,421       59,790       92,902       45,294
       Units redeemed....................     (857,177)     (941,513)    (232,630)    (451,404)    (548,678)    (362,662)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    2,985,124     3,789,566    1,036,597    1,175,806    1,430,587    1,886,363
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -------------------------------------------------------------------
                                                         ALLIANCE                 ALLIANCE             AMERICAN
                                                    BERNSTEIN VARIABLE       BERNSTEIN VARIABLE    CENTURY VARIABLE
                                                    PRODUCT SERIES FUND      PRODUCT SERIES FUND   PORTFOLIOS, INC.
                                                        SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ----------------------  ----------------
                                                  ALLIANCE BERNSTEIN VPS          ALLIANCE         AMERICAN CENTURY
                                                    SMALL/MID CAP VALUE      BERNSTEIN VPS VALUE      VP BALANCED
                                                 ------------------------  ----------------------  ----------------
                                                     2014         2013        2014        2013       2014     2013
                                                 -----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (197,641) $  (241,922) $   (2,262) $    1,646  $     9  $    15
Net realized gains (losses).....................   3,781,579    2,466,286      51,908      35,588    1,161      343
Change in unrealized gains (losses).............  (2,571,308)   3,532,808      36,542     336,755     (223)   1,315
                                                 -----------  -----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from
 operations.....................................   1,012,630    5,757,172      86,188     373,989      947    1,673
                                                 -----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      35,548       10,100          --          --       --       --
Benefit payments................................  (3,516,832)    (459,217)    (73,855)   (126,144)      --       --
Payments on termination.........................  (2,547,986)  (3,756,404)   (134,022)   (352,863)    (858)    (741)
Contract Maintenance Charge.....................     (56,792)     (71,597)     (3,024)     (4,849)      --       --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (287,938)    (580,994)    (19,718)   (153,404)      (1)      --
                                                 -----------  -----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions...................................  (6,374,000)  (4,858,112)   (230,619)   (637,260)    (859)    (741)
                                                 -----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (5,361,370)     899,060    (144,431)   (263,271)      88      932
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  18,939,331   18,040,271   1,089,057   1,352,328   11,659   10,727
                                                 -----------  -----------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD..................... $13,577,961  $18,939,331  $  944,626  $1,089,057  $11,747  $11,659
                                                 ===========  ===========  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     646,887      834,393      83,541     138,625      569      606
       Units issued.............................      16,066       21,480         929       3,209       --       --
       Units redeemed...........................    (228,648)    (208,986)    (17,864)    (58,293)     (39)     (37)
                                                 -----------  -----------  ----------  ----------  -------  -------
    Units outstanding at end of period..........     434,305      646,887      66,606      83,541      530      569
                                                 ===========  ===========  ==========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------------
                                                        AMERICAN           DEUTSCHE              DEUTSCHE
                                                     CENTURY VARIABLE      VARIABLE              VARIABLE
                                                     PORTFOLIOS, INC.    SERIES I (F)          SERIES I (F)
                                                       SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                     --------------   ------------------  ----------------------
                                                                           DEUTSCHE              DEUTSCHE
                                                     AMERICAN CENTURY        BOND             CAPITAL GROWTH
                                                     VP INTERNATIONAL      VIP A (G)             VIP A (H)
                                                     --------------   ------------------  ----------------------
                                                      2014     2013     2014      2013       2014        2013
                                                     ------   ------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   12   $   12  $  9,626  $  9,034  $     (989) $    5,097
Net realized gains (losses).........................     25       18    (1,239)       50     119,478      31,571
Change in unrealized gains (losses).................   (456)   1,011     9,929   (21,024)      3,496     249,928
                                                     ------   ------  --------  --------  ----------  ----------
Increase (decrease) in net assets from operations...   (419)   1,041    18,316   (11,940)    121,985     286,596
                                                     ------   ------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................     --       --       500        --       6,815       5,150
Benefit payments....................................     --       --   (18,108)   (4,849)    (60,591)     (2,418)
Payments on termination.............................     --       --    (5,534)  (31,176)    (38,954)    (77,208)
Contract Maintenance Charge.........................     (4)      (4)       --        --          --          --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      1        2     4,818   (18,093)    (49,113)    (34,575)
                                                     ------   ------  --------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................     (3)      (2)  (18,324)  (54,118)   (141,843)   (109,051)
                                                     ------   ------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................   (422)   1,039        (8)  (66,058)    (19,858)    177,545
NET ASSETS AT BEGINNING OF PERIOD...................  6,088    5,049   299,156   365,214   1,105,699     928,154
                                                     ------   ------  --------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $5,666   $6,088  $299,148  $299,156  $1,085,841  $1,105,699
                                                     ======   ======  ========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    321      321    19,927    23,425      61,192      68,686
       Units issued.................................     --       --     2,445       277       2,660         643
       Units redeemed...............................     --       --    (3,553)   (3,775)    (10,303)     (8,137)
                                                     ------   ------  --------  --------  ----------  ----------
    Units outstanding at end of period..............    321      321    18,819    19,927      53,549      61,192
                                                     ======   ======  ========  ========  ==========  ==========

--------
(f)Previously known as DWS Variable Series I
(g)Previously known as DWS Bond VIP A
(h)Previously known as DWS Capital Growth VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ---------------------------------------------------------------
                                                      DEUTSCHE              DEUTSCHE              DEUTSCHE
                                                      VARIABLE              VARIABLE              VARIABLE
                                                    SERIES I (F)          SERIES I (F)          SERIES I (F)
                                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ----------------------  ------------------
                                                      DEUTSCHE              DEUTSCHE              DEUTSCHE
                                                     CORE EQUITY        GLOBAL SMALL CAP        INTERNATIONAL
                                                      VIP A (I)             VIP A (J)             VIP A (K)
                                                 ------------------  ----------------------  ------------------
                                                   2014      2013       2014        2013       2014      2013
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  2,155  $  2,705  $    1,349  $   (1,138) $  2,987  $ 12,181
Net realized gains (losses).....................   24,781     4,592     146,308     102,366   (12,723)  (22,966)
Change in unrealized gains (losses).............   35,355   139,463    (202,088)    226,793   (23,429)   61,816
                                                 --------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................   62,291   146,760     (54,431)    328,021   (33,165)   51,031
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................    1,940     1,500      40,045       1,855       320       255
Benefit payments................................  (35,566)     (308)    (18,629)         --   (23,103)     (549)
Payments on termination.........................  (23,708)  (25,778)    (27,737)   (148,650)  (15,750)  (60,120)
Contract Maintenance Charge.....................       --        --          --          --        --        --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................      726   107,139     (51,390)     (7,052)   (1,533)  (23,849)
                                                 --------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (56,608)   82,553     (57,711)   (153,847)  (40,066)  (84,263)
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    5,683   229,313    (112,142)    174,174   (73,231)  (33,232)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  611,275   381,962   1,175,513   1,001,339   290,363   323,595
                                                 --------  --------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $616,958  $611,275  $1,063,371  $1,175,513  $217,132  $290,363
                                                 ========  ========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   37,342    31,832      33,042      38,026    21,587    28,757
       Units issued.............................    2,186     7,483       2,326       2,256     3,546        98
       Units redeemed...........................   (5,566)   (1,973)     (3,971)     (7,240)   (6,727)   (7,268)
                                                 --------  --------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   33,962    37,342      31,397      33,042    18,406    21,587
                                                 ========  ========  ==========  ==========  ========  ========

--------
(f)Previously known as DWS Variable Series I
(i)Previously known as DWS Core Equity VIP A
(j)Previously known as DWS Global Small Cap Growth VIP A
(k)Previously known as DWS International VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------
                                                  DEUTSCHE              DEUTSCHE            DEUTSCHE
                                                  VARIABLE              VARIABLE            VARIABLE
                                                SERIES II (L)         SERIES II (L)       SERIES II (L)
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                           ----------------------  ------------------  ------------------
                                                  DEUTSCHE              DEUTSCHE            DEUTSCHE
                                                GLOBAL INCOME         MONEY MARKET     SMALL MID CAP GROWTH
                                            BUILDER VIP A II (M)      VIP A II (N)        VIP A II (O)
                                           ----------------------  ------------------  ------------------
                                              2014        2013       2014      2013      2014       2013
                                           ----------  ----------  --------  --------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   30,825  $   18,103  $ (1,234) $ (1,271) $ (2,710)  $ (2,017)
Net realized gains (losses)...............    153,031      24,638        --        --    21,569      8,124
Change in unrealized gains (losses).......   (142,937)    147,247        --        --      (485)   109,504
                                           ----------  ----------  --------  --------  --------   --------
Increase (decrease) in net assets from
 operations...............................     40,919     189,988    (1,234)   (1,271)   18,374    115,611
                                           ----------  ----------  --------  --------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      1,850          --        --     1,500    39,705        540
Benefit payments..........................    (54,457)     (5,895)     (467)       --       (19)        --
Payments on termination...................    (73,886)    (26,508)   (3,682)       --   (21,525)   (18,005)
Contract Maintenance Charge...............         --          --        --        --        --         --
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (19,667)   (111,197)     (331)   (4,458)  (17,978)     4,603
                                           ----------  ----------  --------  --------  --------   --------
Increase (decrease) in net assets from
 contract transactions....................   (146,160)   (143,600)   (4,480)   (2,958)      183    (12,862)
                                           ----------  ----------  --------  --------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (105,241)     46,388    (5,714)   (4,229)   18,557    102,749
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,309,691   1,263,303   169,065   173,294   384,402    281,653
                                           ----------  ----------  --------  --------  --------   --------
NET ASSETS AT END OF PERIOD............... $1,204,450  $1,309,691  $163,351  $169,065  $402,959   $384,402
                                           ==========  ==========  ========  ========  ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     87,087      97,256    16,364    16,649    21,779     22,630
       Units issued.......................      2,526         321     2,554       207     3,373      1,570
       Units redeemed.....................    (11,927)    (10,490)   (3,008)     (492)   (3,400)    (2,421)
                                           ----------  ----------  --------  --------  --------   --------
    Units outstanding at end of period....     77,686      87,087    15,910    16,364    21,752     21,779
                                           ==========  ==========  ========  ========  ========   ========

--------
(l)Previously known as DWS Variable Series II
(m)Previously known as DWS Global Income Builder VIP A II
(n)Previously known as DWS Money Market VIP A II
(o)Previously known as DWS Small Mid Cap Growth VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------
                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK    DREYFUS VARIABLE
                                                     GROWTH FUND, INC.        INDEX FUND       INVESTMENT FUND
                                                        SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                                                     -------------------  ------------------  ----------------
                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK      VIF GROWTH &
                                                        GROWTH FUND           INDEX FUND           INCOME
                                                     -------------------  ------------------  ----------------
                                                       2014       2013      2014      2013      2014     2013
                                                      -------   -------   --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (52)   $    (7)  $  1,878  $  2,085  $  (624) $  (471)
Net realized gains (losses).........................   1,500        153     14,335    11,317    3,671    2,202
Change in unrealized gains (losses).................     935      4,794     48,428   117,942    4,165   23,042
                                                      -------   -------   --------  --------  -------  -------
Increase (decrease) in net assets from operations...   2,383      4,940     64,641   131,344    7,212   24,773
                                                      -------   -------   --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --         --         --        --       --       --
Benefit payments....................................      --         --        (23)  (13,552)      --       --
Payments on termination.............................      --       (524)   (11,939)  (12,913)  (8,878)  (9,186)
Contract Maintenance Charge.........................      (7)        (9)      (219)     (217)     (70)     (80)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --         --     (3,777)     (594)   3,071     (446)
                                                      -------   -------   --------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................      (7)      (533)   (15,958)  (27,276)  (5,877)  (9,712)
                                                      -------   -------   --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   2,376      4,407     48,683   104,068    1,335   15,061
NET ASSETS AT BEGINNING OF PERIOD...................  19,853     15,446    555,089   451,021   90,269   75,208
                                                      -------   -------   --------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $22,229    $19,853   $603,772  $555,089  $91,604  $90,269
                                                      =======   =======   ========  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,354      1,399     32,947    34,786    5,209    5,860
       Units issued.................................      --         --        131        --      186       --
       Units redeemed...............................      --        (45)    (1,095)   (1,839)    (556)    (651)
                                                      -------   -------   --------  --------  -------  -------
    Units outstanding at end of period..............   1,354      1,354     31,983    32,947    4,839    5,209
                                                      =======   =======   ========  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------------
                                             DREYFUS VARIABLE          FEDERATED            FIDELITY VARIABLE
                                             INVESTMENT FUND        INSURANCE SERIES     INSURANCE PRODUCTS FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           -------------------  -----------------------  -----------------------
                                                   VIF                 FEDERATED
                                               MONEY MARKET       PRIME MONEY FUND II         VIP CONTRAFUND
                                           -------------------  -----------------------  -----------------------
                                             2014       2013       2014         2013         2014        2013
                                           --------  ---------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (5,288) $  (6,522) $  (73,616) $   (89,202) $   (26,146) $  (14,371)
Net realized gains (losses)...............       --         --          --           --      587,940     147,889
Change in unrealized gains (losses).......       --         --          --           --      (46,647)  1,132,256
                                           --------  ---------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations...............................   (5,288)    (6,522)    (73,616)     (89,202)     515,147   1,265,774
                                           --------  ---------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................    1,948        200       2,060        2,060       48,844      45,456
Benefit payments..........................   (4,093)    (3,500)   (161,193)    (260,882)    (166,300)    (19,713)
Payments on termination...................   (7,791)  (207,811)   (599,228)    (929,560)    (499,647)   (547,633)
Contract Maintenance Charge...............     (161)      (206)     (4,648)      (5,311)      (3,786)     (4,132)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (68,495)   136,501       6,081     (116,589)    (703,161)     43,323
                                           --------  ---------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (78,592)   (74,816)   (756,928)  (1,310,282)  (1,324,050)   (482,699)
                                           --------  ---------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (83,880)   (81,338)   (830,544)  (1,399,484)    (808,903)    783,075
NET ASSETS AT BEGINNING OF
 PERIOD...................................  424,711    506,049   5,677,672    7,077,156    5,318,361   4,535,286
                                           --------  ---------  ----------  -----------  -----------  ----------
NET ASSETS AT END OF PERIOD............... $340,831  $ 424,711  $4,847,128  $ 5,677,672  $ 4,509,458  $5,318,361
                                           ========  =========  ==========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   40,455     47,307     480,972      588,731      238,188     263,140
       Units issued.......................      228     14,673      16,441       12,330        5,209       9,511
       Units redeemed.....................   (8,151)   (21,525)    (81,277)    (120,089)     (62,036)    (34,463)
                                           --------  ---------  ----------  -----------  -----------  ----------
    Units outstanding at end of period....   32,532     40,455     416,136      480,972      181,361     238,188
                                           ========  =========  ==========  ===========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                           FIDELITY VARIABLE         FIDELITY VARIABLE      FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                          ----------------------  ----------------------  ----------------------
                                           VIP EQUITY-INCOME            VIP GROWTH           VIP HIGH INCOME
                                          ----------------------  ----------------------  ----------------------
                                            2014         2013        2014        2013        2014        2013
                                           --------   ---------   ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 10,584    $   8,022   $  (42,200) $  (34,097) $  22,027   $  29,365
Net realized gains (losses)..............   34,548       69,969      213,743     114,236      2,044         223
Change in unrealized gains (losses)......   11,962      111,031      164,290     865,175    (20,950)      2,822
                                           --------   ---------   ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 operations..............................   57,094      189,022      335,833     945,314      3,121      32,410
                                           --------   ---------   ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      180          180       15,320      12,230      1,776       2,662
Benefit payments.........................  (36,134)         (43)      (5,549)    (37,753)     1,035      (3,954)
Payments on termination..................  (27,810)    (120,473)    (231,681)   (304,622)  (136,166)   (160,763)
Contract Maintenance Charge..............     (383)        (447)      (3,181)     (3,384)      (526)       (689)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (32,601)     (39,289)    (226,830)    101,025    (22,654)     (4,828)
                                           --------   ---------   ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (96,748)    (160,072)    (451,921)   (232,504)  (156,535)   (167,572)
                                           --------   ---------   ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (39,654)      28,950     (116,088)    712,810   (153,414)   (135,162)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  812,883      783,933    3,578,135   2,865,325    673,689     808,851
                                           --------   ---------   ----------  ----------  ---------   ---------
NET ASSETS AT END OF
 PERIOD.................................. $773,229    $ 812,883   $3,462,047  $3,578,135  $ 520,275   $ 673,689
                                           ========   =========   ==========  ==========  =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   44,117       54,013      261,499     281,094     43,151      54,034
       Units issued......................      968           24        8,952      14,845      1,017         731
       Units redeemed....................   (6,103)      (9,920)     (39,700)    (34,440)   (10,837)    (11,614)
                                           --------   ---------   ----------  ----------  ---------   ---------
    Units outstanding at end of
     period..............................   38,982       44,117      230,751     261,499     33,331      43,151
                                           ========   =========   ==========  ==========  =========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                             FIDELITY VARIABLE       FIDELITY VARIABLE       FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  ----------------------
                                                                            VIP
                                               VIP INDEX 500       INVESTMENT GRADE BOND       VIP OVERSEAS
                                          ----------------------  ----------------------  ----------------------
                                             2014        2013        2014        2013        2014        2013
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    5,123  $   20,575  $   10,826  $   12,682  $   (1,972) $      831
Net realized gains (losses)..............    373,677     251,073       2,908      17,286      45,449      14,367
Change in unrealized gains (losses)......     90,313     820,621      40,056     (69,382)   (127,555)    229,340
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    469,113   1,092,269      53,790     (39,414)    (84,078)    244,538
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     11,026      18,944       8,944       5,969       4,323         810
Benefit payments.........................    (42,676)     (3,680)       (821)     (1,119)    (77,052)     (4,812)
Payments on termination..................   (855,377)   (611,200)   (165,461)   (150,468)    (97,806)   (118,099)
Contract Maintenance Charge..............     (2,763)     (3,030)     (1,018)     (1,129)       (728)       (890)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (55,497)     85,463     132,858      18,788    (178,824)     87,276
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (945,287)   (513,503)    (25,498)   (127,959)   (350,087)    (35,715)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (476,174)    578,766      28,292    (167,373)   (434,165)    208,823
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,399,381   3,820,615   1,186,265   1,353,638   1,155,059     946,236
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $3,923,207  $4,399,381  $1,214,557  $1,186,265  $  720,894  $1,155,059
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    309,144     350,105      64,144      71,032      79,639      83,967
       Units issued......................      8,781      22,454      10,398       2,244         618      22,022
       Units redeemed....................    (71,658)    (63,415)    (11,705)     (9,132)    (24,858)    (26,350)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...    246,267     309,144      62,837      64,144      55,399      79,639
                                          ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                          FIDELITY VARIABLE            FIDELITY VARIABLE       FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                          (SERVICE CLASS 2)            (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                             SUB-ACCOUNT                  SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  --------------------------  ----------------------
                                              VIP ASSET
                                            MANAGER GROWTH              VIP CONTRAFUND         VIP EQUITY-INCOME
                                          (SERVICE CLASS 2)            (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                          ----------------------  --------------------------  ----------------------
                                            2014        2013          2014          2013        2014         2013
                                           -------     --------   ------------  ------------   --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (106)    $   (652)   $   (436,728) $   (446,929) $  6,171    $   3,186
Net realized gains (losses)..............      94       19,496       4,193,780     1,852,078    18,010       55,182
Change in unrealized gains (losses)......     496       (9,255)        528,668    11,905,074    17,765       97,733
                                           -------     --------   ------------  ------------   --------   ---------
Increase (decrease) in net assets from
 operations..............................     484        9,589       4,285,720    13,310,223    41,946      156,101
                                           -------     --------   ------------  ------------   --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --           --          36,959        34,433        --           --
Benefit payments.........................      --           --      (1,602,823)   (1,581,791)   (4,217)     (21,941)
Payments on termination..................      --      (53,116)     (9,530,501)  (11,702,796)  (57,088)    (153,809)
Contract Maintenance Charge..............      --           (9)       (168,261)     (207,343)     (217)        (254)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      --           --        (959,334)   (1,633,185)   (3,565)      (2,045)
                                           -------     --------   ------------  ------------   --------   ---------
Increase (decrease) in net assets from
 contract transactions...................      --      (53,125)    (12,223,960)  (15,090,682)  (65,087)    (178,049)
                                           -------     --------   ------------  ------------   --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................     484      (43,536)     (7,938,240)   (1,780,459)  (23,141)     (21,948)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,511       56,047      50,942,439    52,722,898   640,368      662,316
                                           -------     --------   ------------  ------------   --------   ---------
NET ASSETS AT END OF
 PERIOD.................................. $12,995     $ 12,511    $ 43,004,199  $ 50,942,439  $617,227    $ 640,368
                                           =======     ========   ============  ============   ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     864        4,536       3,151,895     4,187,770    41,179       53,584
       Units issued......................      --           --         110,876       204,899       434          480
       Units redeemed....................      --       (3,672)       (838,344)   (1,240,774)   (4,405)     (12,885)
                                           -------     --------   ------------  ------------   --------   ---------
    Units outstanding at end of
     period..............................     864          864       2,424,427     3,151,895    37,208       41,179
                                           =======     ========   ============  ============   ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                              FIDELITY VARIABLE         FIDELITY VARIABLE        FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  ----------------------
                                                 VIP FREEDOM               VIP FREEDOM              VIP FREEDOM
                                               2010 PORTFOLIO            2020 PORTFOLIO           2030 PORTFOLIO
                                              (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ------------------------  ------------------------  ----------------------
                                              2014         2013         2014         2013        2014        2013
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (23,337) $   (31,287) $   (18,181) $   (15,850) $   (9,806) $   (2,848)
Net realized gains (losses)..............     352,611      406,981      338,817      313,654     185,434     117,390
Change in unrealized gains (losses)......    (198,094)     363,704     (192,051)     436,212     (97,594)    331,411
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     131,180      739,398      128,585      734,016      78,034     445,953
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       3,402        6,198        1,380        2,208          --         250
Benefit payments.........................     (36,107)    (172,100)    (115,876)    (104,203)         --    (117,254)
Payments on termination..................  (1,488,654)  (2,436,392)    (935,433)    (814,285)   (361,978)   (216,633)
Contract Maintenance Charge..............     (18,867)     (29,096)     (21,989)     (27,984)    (10,526)    (10,828)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (98,290)    (141,614)    (347,551)    (339,823)   (154,931)     73,154
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,638,516)  (2,773,004)  (1,419,469)  (1,284,087)   (527,435)   (271,311)
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,507,336)  (2,033,606)  (1,290,884)    (550,071)   (449,401)    174,642
NET ASSETS AT BEGINNING OF
 PERIOD..................................   5,814,922    7,848,528    5,202,784    5,752,855   2,622,554   2,447,912
                                          -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 4,307,586  $ 5,814,922  $ 3,911,900  $ 5,202,784  $2,173,153  $2,622,554
                                          ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     437,738      659,208      396,610      498,523     196,604     219,057
       Units issued......................       5,193       15,645        7,072       29,238       6,672      23,026
       Units redeemed....................    (126,392)    (237,115)    (113,964)    (131,151)    (44,778)    (45,479)
                                          -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of
     period..............................     316,539      437,738      289,718      396,610     158,498     196,604
                                          ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                             FIDELITY VARIABLE     FIDELITY VARIABLE          FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)     (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                                SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                                VIP FREEDOM
                                             INCOME PORTFOLIO         VIP GROWTH             VIP GROWTH & INCOME
                                             (SERVICE CLASS 2)     (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                          ----------------------  ----------------------  ------------------------
                                             2014        2013       2014        2013          2014         2013
                                          ----------  ----------   --------    --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (8,788) $  (10,839) $ (2,414)   $ (2,047)   $   (50,772) $    (3,900)
Net realized gains (losses)..............     52,734      56,745     7,196       4,997      2,444,063      600,442
Change in unrealized gains
 (losses)................................     (8,957)     28,443     8,283      35,819     (1,753,443)   2,697,176
                                          ----------  ----------   --------    --------   -----------  -----------
Increase (decrease) in net assets from
 operations..............................     34,989      74,349    13,065      38,769        639,848    3,293,718
                                          ----------  ----------   --------    --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --          --        60          60         12,729          300
Benefit payments.........................   (105,026)    (35,901)   (1,144)         --     (5,454,580)    (251,966)
Payments on termination..................   (405,570)   (605,934)  (10,542)     (9,408)    (1,376,237)  (1,365,215)
Contract Maintenance Charge..............     (8,496)    (10,279)      (97)        (92)       (26,021)     (30,724)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    114,620     (11,157)   10,817        (980)       (65,676)    (500,648)
                                          ----------  ----------   --------    --------   -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (404,472)   (663,271)     (906)    (10,420)    (6,909,785)  (2,148,253)
                                          ----------  ----------   --------    --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (369,483)   (588,922)   12,159      28,349     (6,269,937)   1,145,465
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,856,040   2,444,962   145,365     117,016     12,624,036   11,478,571
                                          ----------  ----------   --------    --------   -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,486,557  $1,856,040  $157,524    $145,365    $ 6,354,099  $12,624,036
                                          ==========  ==========   ========    ========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    151,651     207,159    10,880      11,776        760,583      906,090
       Units issued......................     11,675       2,745       815          13         28,678       31,362
       Units redeemed....................    (43,554)    (58,253)     (873)       (909)      (432,954)    (176,869)
                                          ----------  ----------   --------    --------   -----------  -----------
    Units outstanding at end of
     period..............................    119,772     151,651    10,822      10,880        356,307      760,583
                                          ==========  ==========   ========    ========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                             FIDELITY VARIABLE       FIDELITY VARIABLE        FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)       (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  -----------------------  -----------------------
                                             VIP GROWTH STOCK         VIP HIGH INCOME           VIP INDEX 500
                                             (SERVICE CLASS 2)       (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ----------------------  -----------------------  -----------------------
                                             2014        2013         2014        2013         2014        2013
                                          ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (14,357) $  (16,712) $   147,771  $  201,161  $   (19,296) $   15,920
Net realized gains (losses)..............    243,001     207,935       45,831      34,239      851,592     444,560
Change in unrealized gains (losses)......    (93,915)    168,259     (195,793)    (25,601)      (4,195)  1,606,292
                                          ----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................    134,729     359,482       (2,191)    209,799      828,101   2,066,772
                                          ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     35,205          --          144         184       40,785      57,897
Benefit payments.........................    (45,041)     (6,147)    (250,212)    (66,219)    (183,409)   (185,493)
Payments on termination..................   (224,275)    (68,716)    (797,047)   (787,509)  (1,102,144)   (970,782)
Contract Maintenance Charge..............     (4,639)     (3,817)     (11,601)    (17,075)     (27,054)    (31,779)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    108,759     136,740      (85,693)    (47,087)    (854,743)  1,677,476
                                          ----------  ----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (129,991)     58,060   (1,144,409)   (917,706)  (2,126,565)    547,319
                                          ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................      4,738     417,542   (1,146,600)   (707,907)  (1,298,464)  2,614,091
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,545,597   1,128,055    4,992,823   5,700,730    9,263,208   6,649,117
                                          ----------  ----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $1,550,335  $1,545,597  $ 3,846,223  $4,992,823  $ 7,964,744  $9,263,208
                                          ==========  ==========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     95,366      92,121      306,863     364,689      643,567     598,386
       Units issued......................     20,940      32,205       13,518      16,816       93,179     216,216
       Units redeemed....................    (29,614)    (28,960)     (81,944)    (74,642)    (238,053)   (171,035)
                                          ----------  ----------  -----------  ----------  -----------  ----------
    Units outstanding at end of
     period..............................     86,692      95,366      238,437     306,863      498,693     643,567
                                          ==========  ==========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        ---------------------------------------------------------------------------
                                        FIDELITY VARIABLE           FIDELITY VARIABLE         FIDELITY VARIABLE
                                        INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                        (SERVICE CLASS 2)           (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          SUB-ACCOUNT                  SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                        VIP INVESTMENT
                                          GRADE BOND                   VIP MID CAP            VIP MONEY MARKET
                                        (SERVICE CLASS 2)           (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                        ----------------------  ------------------------  ------------------------
                                         2014        2013           2014         2013         2014         2013
                                          ------      ------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $    5      $   17      $  (216,426) $  (199,966) $  (150,639) $  (187,978)
Net realized gains (losses)............    (19)         23          883,776    2,351,351           --           --
Change in unrealized gains
 (losses)..............................     73         (99)        (168,717)   2,187,129           --           --
                                          ------      ------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................     59         (59)         498,633    4,338,514     (150,639)    (187,978)
                                          ------      ------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................     --          --            4,434       21,698           --       35,893
Benefit payments.......................     --          --       (1,352,519)    (279,512)    (332,363)    (324,893)
Payments on termination................   (535)         --       (2,170,175)  (2,681,400)  (4,487,106)  (6,356,692)
Contract Maintenance Charge............     (3)         (3)         (50,333)     (56,146)     (35,988)     (52,586)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     40         337          (86,357)    (543,860)   4,037,910    2,747,522
                                          ------      ------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (498)        334       (3,654,950)  (3,539,220)    (817,547)  (3,950,756)
                                          ------      ------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................   (439)        275       (3,156,317)     799,294     (968,186)  (4,138,734)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,819       1,544       15,306,930   14,507,636    9,438,808   13,577,542
                                          ------      ------    -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $1,380      $1,819      $12,150,613  $15,306,930  $ 8,470,622  $ 9,438,808
                                          ======      ======    ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    125         102          868,781    1,098,429      961,281    1,362,956
       Units issued....................      3          23           80,563       52,660      581,289      692,718
       Units redeemed..................    (36)         --         (277,000)    (282,308)    (662,513)  (1,094,393)
                                          ------      ------    -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................     92         125          672,344      868,781      880,057      961,281
                                          ======      ======    ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          --------------------------------------------------------------------------
                                          FIDELITY VARIABLE               FRANKLIN                 FRANKLIN
                                          INSURANCE PRODUCTS FUND    TEMPLETON VARIABLE       TEMPLETON VARIABLE
                                          (SERVICE CLASS 2)       INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST
                                             SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------  -----------------------  ------------------------
                                            VIP OVERSEAS             FRANKLIN FLEX CAP        FRANKLIN GROWTH AND
                                          (SERVICE CLASS 2)            GROWTH VIP (P)           INCOME VIP (Q)
                                          ----------------------  -----------------------  ------------------------
                                            2014        2013         2014         2013         2014         2013
                                           -------     -------    ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (256)    $  (220)    $  (35,588) $   (42,745) $   244,668  $   308,776
Net realized gains (losses)..............     412          47        511,039      355,078    1,299,069      662,617
Change in unrealized gains (losses)......  (4,040)      9,142       (392,562)     459,889      529,765    6,791,710
                                           -------     -------    ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (3,884)      8,969         82,889      772,222    2,073,502    7,763,103
                                           -------     -------    ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --          --             --           --       35,951       87,203
Benefit payments.........................      --          --       (111,719)     (67,418)    (745,134)    (806,098)
Payments on termination..................  (2,850)     (1,250)      (360,314)    (643,077)  (4,734,018)  (5,433,282)
Contract Maintenance Charge..............     (14)        (15)        (8,099)     (10,457)    (109,125)    (131,972)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      80         (31)       (86,520)    (333,757)    (676,988)  (1,908,303)
                                           -------     -------    ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,784)     (1,296)      (566,652)  (1,054,709)  (6,229,314)  (8,192,452)
                                           -------     -------    ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,668)      7,673       (483,763)    (282,487)  (4,155,812)    (429,349)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  40,541      32,868      2,338,660    2,621,147   31,193,365   31,622,714
                                           -------     -------    ----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $33,873     $40,541     $1,854,897  $ 2,338,660  $27,037,553  $31,193,365
                                           =======     =======    ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,528       2,632        139,825      211,342    1,485,522    1,921,696
       Units issued......................       5          --          5,090        2,167       50,856       78,848
       Units redeemed....................    (171)       (104)       (38,360)     (73,684)    (336,969)    (515,022)
                                           -------     -------    ----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,362       2,528        106,555      139,825    1,199,409    1,485,522
                                           =======     =======    ==========  ===========  ===========  ===========

--------
(p)Previously known as Franklin Flex Cap Growth Securities
(q)Previously known as Franklin Growth and Income Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------------
                                            FRANKLIN                   FRANKLIN                   FRANKLIN
                                       TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                    INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  ------------------------
                                          FRANKLIN HIGH                FRANKLIN              FRANKLIN LARGE CAP
                                         INCOME VIP (R)             INCOME VIP (S)             GROWTH VIP (T)
                                    ------------------------  --------------------------  ------------------------
                                        2014         2013         2014          2013          2014         2013
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   427,892  $   600,594  $  4,496,117  $  6,834,378  $  (149,444) $  (184,685)
Net realized gains (losses)........     172,157      222,782     2,560,687       896,909    2,862,221    2,112,186
Change in unrealized gains
 (losses)..........................    (723,362)    (199,842)   (2,449,568)    8,735,010      445,582    6,445,924
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................    (123,313)     623,534     4,607,236    16,466,297    3,158,359    8,373,425
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................         600        3,600       184,679       308,168       39,216       68,495
Benefit payments...................    (214,853)    (445,931)   (4,987,472)   (4,794,107)    (708,343)    (977,501)
Payments on termination............  (1,258,245)  (1,298,738)  (20,689,514)  (23,496,726)  (5,783,113)  (6,734,614)
Contract Maintenance Charge........     (13,073)     (15,871)     (315,816)     (379,504)    (108,059)    (129,200)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................     401,926      160,859      (604,204)       46,558   (2,217,270)  (2,164,166)
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (1,083,645)  (1,596,081)  (26,412,327)  (28,315,611)  (8,777,569)  (9,936,986)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (1,206,958)    (972,547)  (21,805,091)  (11,849,314)  (5,619,210)  (1,563,561)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  10,279,733   11,252,280   137,213,556   149,062,870   34,051,962   35,615,523
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 9,072,775  $10,279,733  $115,408,465  $137,213,556  $28,432,752  $34,051,962
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........     595,263      692,374     7,995,688     9,737,999    2,323,911    3,072,820
       Units issued................      59,470       55,127       371,175       537,648       55,193      139,422
       Units redeemed..............    (119,698)    (152,238)   (1,830,863)   (2,279,959)    (623,452)    (888,331)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     535,035      595,263     6,536,000     7,995,688    1,755,652    2,323,911
                                    ===========  ===========  ============  ============  ===========  ===========

--------
(r)Previously known as Franklin High Income Securities
(s)Previously known as Franklin Income Securities
(t)Previously known as Franklin Large Cap Growth Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------------
                                                  FRANKLIN                   FRANKLIN                   FRANKLIN
                                             TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                                  FRANKLIN                   FRANKLIN                   FRANKLIN
                                                MUTUAL GLOBAL                 MUTUAL                    SMALL CAP
                                              DISCOVERY VIP (U)           SHARES VIP (V)              VALUE VIP (W)
                                          ------------------------  --------------------------  ------------------------
                                              2014         2013         2014          2013          2014         2013
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    76,630  $    92,162  $    243,990  $    310,709  $  (291,884) $   (92,022)
Net realized gains (losses)..............   1,453,776    1,897,280     4,301,461     3,168,092    4,884,243    3,530,522
Change in unrealized gains (losses)......    (845,425)   1,802,650      (698,424)   14,717,230   (4,932,019)   6,343,375
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     684,981    3,792,092     3,847,027    18,196,031     (339,660)   9,781,875
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       1,800       11,172        40,973       139,693       45,748       93,328
Benefit payments.........................    (332,370)    (342,388)   (2,076,854)   (2,994,807)    (653,063)  (1,202,276)
Payments on termination..................  (2,333,290)  (3,100,988)  (10,317,805)  (12,772,533)  (5,183,376)  (5,202,564)
Contract Maintenance Charge..............     (60,632)     (62,038)     (196,004)     (234,324)     (87,467)    (107,829)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (54,258)   1,134,847    (2,055,851)   (4,359,956)  (1,070,175)  (1,910,102)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,778,750)  (2,359,395)  (14,605,541)  (20,221,927)  (6,948,333)  (8,329,443)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,093,769)   1,432,697   (10,758,514)   (2,025,896)  (7,287,993)   1,452,432
NET ASSETS AT BEGINNING OF
 PERIOD..................................  17,620,548   16,187,851    75,873,878    77,899,774   33,818,946   32,366,514
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $15,526,779  $17,620,548  $ 65,115,364  $ 75,873,878  $26,530,953  $33,818,946
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,098,656    1,256,636     3,925,250     5,069,660    1,108,578    1,413,978
       Units issued......................      48,774      215,589        79,789       110,454       48,498       90,988
       Units redeemed....................    (213,525)    (373,569)     (809,301)   (1,254,864)    (278,262)    (396,388)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................     933,905    1,098,656     3,195,738     3,925,250      878,814    1,108,578
                                          ===========  ===========  ============  ============  ===========  ===========

--------
(u)Previously known as Mutual Global Discovery Securities
(v)Previously known as Mutual Shares Securities
(w)Previously known as Franklin Small Cap Value Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------------------
                                                  FRANKLIN                  FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------------   ------------------------  ------------------------
                                           FRANKLIN SMALL-MID CAP   FRANKLIN U.S. GOVERNMENT    TEMPLETON DEVELOPING
                                               GROWTH VIP (X)          SECURITIES VIP (Y)          MARKETS VIP (Z)
                                           ----------------------   ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (17,487)  $  (21,730) $   182,038  $   293,374  $   (19,608) $    54,432
Net realized gains (losses)...............    268,814      386,400      (53,756)         720      (82,482)      86,060
Change in unrealized gains (losses).......   (190,122)      54,991      189,054   (1,220,076)  (1,154,616)    (540,586)
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................     61,205      419,661      317,336     (925,982)  (1,256,706)    (400,094)
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        800          775        8,713        2,875       33,678       55,578
Benefit payments..........................     (5,863)      (4,334)    (754,020)    (637,175)    (240,986)    (292,858)
Payments on termination...................   (106,912)    (332,297)  (2,843,917)  (3,708,959)  (2,403,652)  (2,878,293)
Contract Maintenance Charge...............     (3,761)      (4,801)     (69,490)     (99,315)     (48,393)     (66,322)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (33,753)    (482,457)    (249,998)  (3,278,867)     125,649     (285,517)
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (149,489)    (823,114)  (3,908,712)  (7,721,441)  (2,533,704)  (3,467,412)
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (88,284)    (403,453)  (3,591,376)  (8,647,423)  (3,790,410)  (3,867,506)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,155,495    1,558,948   19,112,105   27,759,528   14,605,327   18,472,833
                                           ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $1,067,211   $1,155,495  $15,520,729  $19,112,105  $10,814,917  $14,605,327
                                           ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     44,710       78,312    1,541,131    2,156,406      428,760      527,976
       Units issued.......................        936        3,530      100,093      111,484       34,352       44,784
       Units redeemed.....................     (6,872)     (37,132)    (411,590)    (726,759)    (110,632)    (144,000)
                                           ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....     38,774       44,710    1,229,634    1,541,131      352,480      428,760
                                           ==========   ==========  ===========  ===========  ===========  ===========

--------
(x)Previously known as Franklin Small-Mid Cap Growth Securities
(y)Previously known as Franklin U.S. Government
(z)Previously known as Templeton Developing Markets Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           -----------------------------------------------------------------------------
                                                    FRANKLIN                  FRANKLIN                 FRANKLIN
                                               TEMPLETON VARIABLE        TEMPLETON VARIABLE       TEMPLETON VARIABLE
                                            INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST
                                                   SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                           --------------------------  ----------------------   ----------------------
                                                    TEMPLETON                 TEMPLETON                TEMPLETON
                                                FOREIGN VIP (AA)        GLOBAL BOND VIP (AB)        GROWTH VIP (AC)
                                           --------------------------  ----------------------   ----------------------
                                               2014          2013         2014         2013        2014         2013
                                           ------------  ------------  ----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    180,727  $    698,370  $   61,520   $   56,279  $     (647)  $   12,652
Net realized gains (losses)...............    2,830,766     1,354,876      31,802       75,916      21,467        6,097
Change in unrealized gains (losses).......  (12,065,194)   14,695,468     (82,641)    (129,672)    (64,265)     237,908
                                           ------------  ------------  ----------   ----------  ----------   ----------
Increase (decrease) in net assets from
 operations...............................   (9,053,701)   16,748,714      10,681        2,523     (43,445)     256,657
                                           ------------  ------------  ----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      102,282       115,238          --           --          --           --
Benefit payments..........................   (4,672,028)   (2,657,880)    (35,274)     (43,549)    (19,321)      (5,805)
Payments on termination...................  (12,462,943)  (14,183,595)   (226,763)    (277,253)    (33,210)     (84,568)
Contract Maintenance Charge...............     (209,385)     (266,774)     (2,416)      (2,850)       (402)        (416)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    2,837,228    (2,706,170)     13,031       17,314     (58,884)      (3,502)
                                           ------------  ------------  ----------   ----------  ----------   ----------
Increase (decrease) in net assets from
 contract transactions....................  (14,404,846)  (19,699,181)   (251,422)    (306,338)   (111,817)     (94,291)
                                           ------------  ------------  ----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (23,458,547)   (2,950,467)   (240,741)    (303,815)   (155,262)     162,366
NET ASSETS AT BEGINNING OF
 PERIOD...................................   86,940,625    89,891,092   1,666,996    1,970,811   1,111,073      948,707
                                           ------------  ------------  ----------   ----------  ----------   ----------
NET ASSETS AT END OF PERIOD............... $ 63,482,078  $ 86,940,625  $1,426,255   $1,666,996  $  955,811   $1,111,073
                                           ============  ============  ==========   ==========  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    4,141,649     5,152,148      58,543       70,109      50,040       55,982
       Units issued.......................      294,466       233,322       8,038        3,723         140           44
       Units redeemed.....................   (1,001,247)   (1,243,821)    (16,877)     (15,289)     (5,636)      (5,986)
                                           ------------  ------------  ----------   ----------  ----------   ----------
    Units outstanding at end of period....    3,434,868     4,141,649      49,704       58,543      44,544       50,040
                                           ============  ============  ==========   ==========  ==========   ==========

--------
(aa)Previously known as Templeton Foreign Securities
(ab)Previously known as Templeton Global Bond Securities
(ac)Previously known as Templeton Growth Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                               GOLDMAN SACHS            GOLDMAN SACHS             GOLDMAN SACHS
                                                  VARIABLE                 VARIABLE                 VARIABLE
                                              INSURANCE TRUST          INSURANCE TRUST           INSURANCE TRUST
                                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          -----------------------  -----------------------  ------------------------
                                                                                                  VIT SMALL CAP
                                            VIT LARGE CAP VALUE       VIT MID CAP VALUE       EQUITY INSIGHTS (AD)
                                          -----------------------  -----------------------  ------------------------
                                             2014         2013        2014         2013         2014         2013
                                          ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (14,952) $   (23,118) $  (23,192) $   (33,254) $   (70,928) $   (62,965)
Net realized gains (losses)..............    760,853      605,122     695,571      477,981    1,235,833    1,339,770
Change in unrealized gains (losses)......   (371,099)     509,754    (322,801)     561,398     (923,375)   1,241,307
                                          ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    374,802    1,091,758     349,578    1,006,125      241,530    2,518,112
                                          ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      4,827          144       1,350           --       12,613        1,199
Benefit payments.........................    (73,542)    (215,159)    (57,123)    (233,841)  (1,411,550)    (246,823)
Payments on termination..................   (679,075)    (944,366)   (823,125)    (902,586)  (1,532,536)  (1,723,027)
Contract Maintenance Charge..............    (12,281)     (15,445)     (9,338)     (12,667)     (19,239)     (26,321)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (169,129)    (166,511)    (68,073)    (153,471)    (107,526)    (204,517)
                                          ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (929,200)  (1,341,337)   (956,309)  (1,302,565)  (3,058,238)  (2,199,489)
                                          ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (554,398)    (249,579)   (606,731)    (296,440)  (2,816,708)     318,623
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,836,029    4,085,608   3,553,449    3,849,889    8,756,825    8,438,202
                                          ----------  -----------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $3,281,631  $ 3,836,029  $2,946,718  $ 3,553,449  $ 5,940,117  $ 8,756,825
                                          ==========  ===========  ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    263,723      367,455     192,083      271,497      548,898      707,400
       Units issued......................      4,055       14,229       1,490        6,950       18,733       30,984
       Units redeemed....................    (63,994)    (117,961)    (51,671)     (86,364)    (213,421)    (189,486)
                                          ----------  -----------  ----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    203,784      263,723     141,902      192,083      354,210      548,898
                                          ==========  ===========  ==========  ===========  ===========  ===========

--------
(ad)Previously known as VIT Structured Small Cap Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                            GOLDMAN SACHS         GOLDMAN SACHS
                                              VARIABLE              VARIABLE                    INVESCO
                                           INSURANCE TRUST       INSURANCE TRUST          INVESTMENT SERVICES
                                             SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
                                          ----------------  ------------------------  --------------------------
                                            VIT STRATEGIC        VIT U.S. EQUITY         INVESCO V.I. AMERICAN
                                               GROWTH             INSIGHTS (AE)                FRANCHISE
                                          ----------------  ------------------------  --------------------------
                                            2014     2013       2014         2013         2014          2013
                                          -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (202) $  (163) $   (21,165) $   (39,829) $ (1,269,256) $   (877,072)
Net realized gains (losses)..............   4,516      800      772,309      422,539     4,730,899     1,955,214
Change in unrealized gains (losses)......  (1,740)   4,339      (28,795)   1,482,964     2,234,534    26,360,137
                                          -------  -------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   2,574    4,976      722,349    1,865,674     5,696,177    27,438,279
                                          -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --       --       11,168          290        92,296       125,552
Benefit payments.........................      --       --     (182,087)    (151,004)   (5,080,493)   (2,829,234)
Payments on termination..................      --       --     (984,329)  (1,302,924)   (7,204,207)   (6,566,434)
Contract Maintenance Charge..............     (20)     (20)     (17,275)     (21,036)      (52,142)      (56,292)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      --       --     (407,339)    (781,719)   (1,304,453)   (2,462,389)
                                          -------  -------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................     (20)     (20)  (1,579,862)  (2,256,393)  (13,548,999)  (11,788,797)
                                          -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,554    4,956     (857,513)    (390,719)   (7,852,822)   15,649,482
NET ASSETS AT BEGINNING OF
 PERIOD..................................  21,172   16,216    5,792,602    6,183,321    93,981,331    78,331,849
                                          -------  -------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF PERIOD.............. $23,726  $21,172  $ 4,935,089  $ 5,792,602  $ 86,128,509  $ 93,981,331
                                          =======  =======  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,383    1,385      375,120      541,166     6,844,728     7,872,596
       Units issued......................      --       --        6,600        2,412       151,708       186,367
       Units redeemed....................      (1)      (2)    (102,255)    (168,458)   (1,256,256)   (1,214,235)
                                          -------  -------  -----------  -----------  ------------  ------------
    Units outstanding at end of period...   1,382    1,383      279,465      375,120     5,740,180     6,844,728
                                          =======  =======  ===========  ===========  ============  ============

--------
(ae)Previously known as VIT Structured U.S. Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------------
                                                   INVESCO                   INVESCO                    INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES        INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------------
                                                INVESCO V.I.              INVESCO V.I.               INVESCO V.I.
                                               AMERICAN VALUE               COMSTOCK                  CORE EQUITY
                                          ------------------------  ------------------------  --------------------------
                                              2014         2013         2014         2013         2014          2013
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (583,748) $  (502,489) $   (52,989) $    43,207  $   (524,825) $    (55,318)
Net realized gains (losses)..............   6,829,763    2,342,224    2,234,533    1,586,066     5,742,610     4,013,722
Change in unrealized gains (losses)......  (2,647,941)  11,483,978      191,130    7,560,932       431,701    17,041,510
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   3,598,074   13,323,713    2,372,674    9,190,205     5,649,486    20,999,914
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      53,573       26,632        2,060        2,018        82,843        25,418
Benefit payments.........................  (1,474,726)  (1,593,922)  (1,823,546)  (1,262,554)   (4,009,711)   (3,386,453)
Payments on termination..................  (6,114,472)  (6,336,972)  (3,348,085)  (3,454,772)   (6,761,471)   (7,405,211)
Contract Maintenance Charge..............     (40,116)     (45,207)     (13,185)     (15,039)      (45,134)      (49,625)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (795,302)    (981,886)    (296,411)    (994,828)   (1,243,982)     (601,645)
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (8,371,043)  (8,931,355)  (5,479,167)  (5,725,175)  (11,977,455)  (11,417,516)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,772,969)   4,392,358   (3,106,493)   3,465,030    (6,327,969)    9,582,398
NET ASSETS AT BEGINNING OF
 PERIOD..................................  49,878,930   45,486,572   32,922,587   29,457,557    90,978,452    81,396,054
                                          -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $45,105,961  $49,878,930  $29,816,094  $32,922,587  $ 84,650,483  $ 90,978,452
                                          ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,293,762    2,761,300    1,699,015    2,038,235     4,779,864     5,459,486
       Units issued......................      62,791      105,730       51,200       69,824       118,999       146,501
       Units redeemed....................    (435,861)    (573,268)    (320,908)    (409,044)     (745,762)     (826,123)
                                          -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................   1,920,692    2,293,762    1,429,307    1,699,015     4,153,101     4,779,864
                                          ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ------------------------------------------------------------------------------
                                                    INVESCO                   INVESCO                   INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  -----------------------  ------------------------
                                                 INVESCO V.I.               INVESCO V.I.             INVESCO V.I.
                                             DIVERSIFIED DIVIDEND        DIVERSIFIED INCOME        EQUITY AND INCOME
                                          --------------------------  -----------------------  ------------------------
                                              2014          2013         2014         2013         2014         2013
                                          ------------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    410,312  $  1,253,626  $  294,392  $   291,483  $    90,144  $    40,457
Net realized gains (losses)..............   10,620,039     9,151,118    (186,877)    (268,389)   2,264,512      663,931
Change in unrealized gains (losses)......    5,255,241    28,339,600     425,523     (156,215)    (393,256)   5,031,706
                                          ------------  ------------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   16,285,592    38,744,344     533,038     (133,121)   1,961,400    5,736,094
                                          ------------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      134,688       184,427         150          150       55,084      108,423
Benefit payments.........................   (6,134,446)   (7,044,032)   (321,224)    (175,567)  (1,177,122)  (1,101,506)
Payments on termination..................  (12,793,984)  (13,317,580)   (641,591)    (817,963)  (2,318,182)  (2,932,405)
Contract Maintenance Charge..............      (70,296)      (80,048)     (2,674)      (2,993)     (11,202)     (12,235)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (2,345,805)   (2,895,245)     (9,691)    (456,021)     400,765      513,859
                                          ------------  ------------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (21,209,843)  (23,152,478)   (975,030)  (1,452,394)  (3,050,657)  (3,423,864)
                                          ------------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (4,924,251)   15,591,866    (441,992)  (1,585,515)  (1,089,257)   2,312,230
NET ASSETS AT BEGINNING OF
 PERIOD..................................  157,002,680   141,410,814   8,505,792   10,091,307   28,118,518   25,806,288
                                          ------------  ------------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $152,078,429  $157,002,680  $8,063,800  $ 8,505,792  $27,029,261  $28,118,518
                                          ============  ============  ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,919,006     4,564,975     623,556      730,748    1,669,671    1,888,361
       Units issued......................      119,017        88,512      39,451       25,679      104,676      106,546
       Units redeemed....................     (638,940)     (734,481)   (108,177)    (132,871)    (286,523)    (325,236)
                                          ------------  ------------  ----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    3,399,083     3,919,006     554,830      623,556    1,487,824    1,669,671
                                          ============  ============  ==========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                   INVESCO                   INVESCO                   INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                             GLOBAL CORE EQUITY       GOVERNMENT SECURITIES          HIGH YIELD
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   188,015  $   190,055  $   149,633  $   226,810  $   479,601  $   688,244
Net realized gains (losses)..............     591,965      (17,538)     (62,258)     (19,305)      41,915      (13,966)
Change in unrealized gains (losses)......    (994,120)   6,918,659      162,456     (665,786)    (405,961)    (176,959)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (214,140)   7,091,176      249,831     (458,281)     115,555      497,319
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,736        4,997           --       62,500        8,139       20,926
Benefit payments.........................  (1,689,772)  (1,780,618)    (350,174)    (241,162)    (894,611)    (789,887)
Payments on termination..................  (3,144,763)  (2,787,169)    (998,340)    (891,010)  (1,173,221)  (1,261,904)
Contract Maintenance Charge..............     (17,434)     (20,195)      (4,164)      (4,469)      (8,676)      (7,891)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (651,444)    (826,798)    (251,562)    (796,540)    (709,914)  12,199,452
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,500,677)  (5,409,783)  (1,604,240)  (1,870,681)  (2,778,283)  10,160,696
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,714,817)   1,681,393   (1,354,409)  (2,328,962)  (2,662,728)  10,658,015
NET ASSETS AT BEGINNING OF
 PERIOD..................................  38,615,155   36,933,762    9,972,943   12,301,905   17,192,786    6,534,771
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $32,900,338  $38,615,155  $ 8,618,534  $ 9,972,943  $14,530,058  $17,192,786
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,754,079    2,028,113      624,964      744,579      993,310      428,792
       Units issued......................      23,571       41,689       39,200       26,770       43,527      785,087
       Units redeemed....................    (279,323)    (315,723)    (138,238)    (146,385)    (201,824)    (220,569)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   1,498,327    1,754,079      525,926      624,964      835,013      993,310
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ---------------------------------------------------------------------------
                                                    INVESCO                  INVESCO                  INVESCO
                                              INVESTMENT SERVICES      INVESTMENT SERVICES      INVESTMENT SERVICES
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------------  ----------------------  ------------------------
                                                 INVESCO V.I.             INVESCO V.I.             INVESCO V.I.
                                             INTERNATIONAL GROWTH    MANAGED VOLATILITY (AF)    MID CAP CORE EQUITY
                                           ------------------------  ----------------------  ------------------------
                                               2014         2013        2014        2013         2014         2013
                                           -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    33,866  $   (43,668) $   91,952  $   88,989  $  (165,507) $   (88,934)
Net realized gains (losses)...............   1,260,485    1,000,569     404,214     210,789    1,677,566    1,224,448
Change in unrealized gains (losses).......  (1,505,804)   2,637,496     592,240     247,939   (1,164,283)   1,592,767
                                           -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    (211,453)   3,594,397   1,088,406     547,717      347,776    2,728,281
                                           -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      37,263       71,178          --          --        2,727        4,691
Benefit payments..........................    (322,023)    (575,375)    (10,134)   (197,711)    (217,601)    (269,418)
Payments on termination...................  (1,844,255)  (1,660,161)   (355,800)   (445,411)  (1,113,100)  (1,297,457)
Contract Maintenance Charge...............      (9,842)     (11,174)     (2,485)     (2,622)      (3,441)      (3,666)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (377,896)    (133,316)      4,902     (82,899)    (173,843)     133,916
                                           -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (2,516,753)  (2,308,848)   (363,517)   (728,643)  (1,505,258)  (1,431,934)
                                           -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (2,728,206)   1,285,549     724,889    (180,926)  (1,157,482)   1,296,347
NET ASSETS AT BEGINNING OF
 PERIOD...................................  23,317,017   22,031,468   5,820,996   6,001,922   12,044,020   10,747,673
                                           -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $20,588,811  $23,317,017  $6,545,885  $5,820,996  $10,886,538  $12,044,020
                                           ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,125,618    1,246,396     276,483     311,469      585,366      659,045
       Units issued.......................      40,442       39,459      13,140      10,079       24,461       36,561
       Units redeemed.....................    (159,710)    (160,237)    (28,323)    (45,065)    (100,195)    (110,240)
                                           -----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....   1,006,350    1,125,618     261,300     276,483      509,632      585,366
                                           ===========  ===========  ==========  ==========  ===========  ===========

--------
(af)Previously known as Invesco V.I. Utilities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                                  INVESCO                  INVESCO                   INVESCO
                                            INVESTMENT SERVICES      INVESTMENT SERVICES       INVESTMENT SERVICES
                                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------  ------------------------  ------------------------
                                               INVESCO V.I.             INVESCO V.I.              INVESCO V.I.
                                              MID CAP GROWTH            MONEY MARKET              S&P 500 INDEX
                                          ----------------------  ------------------------  ------------------------
                                             2014        2013         2014         2013         2014         2013
                                          ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (115,934) $  (77,625) $   (94,402) $  (126,334) $   132,636  $   172,408
Net realized gains (losses)..............    334,151     188,569           --           --    2,039,829    1,662,641
Change in unrealized gains (losses)......    300,805   2,233,146           --           --    1,487,747    6,513,340
                                          ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    519,022   2,344,090      (94,402)    (126,334)   3,660,212    8,348,389
                                          ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        180         180           --       62,500      108,564       74,486
Benefit payments.........................    (93,601)   (374,131)    (765,826)    (271,535)  (1,233,813)  (1,443,872)
Payments on termination..................   (833,809)   (470,261)  (1,457,456)  (1,769,428)  (2,640,439)  (2,512,388)
Contract Maintenance Charge..............     (2,770)     (3,013)      (3,801)      (4,466)     (13,718)     (15,462)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (15,497)    144,165      (32,034)     (94,995)     743,593     (770,173)
                                          ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (945,497)   (703,060)  (2,259,117)  (2,077,924)  (3,035,813)  (4,667,409)
                                          ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (426,475)  1,641,030   (2,353,519)  (2,204,258)     624,399    3,680,980
NET ASSETS AT BEGINNING OF
 PERIOD..................................  8,533,206   6,892,176    8,195,268   10,399,526   33,531,494   29,850,514
                                          ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $8,106,731  $8,533,206  $ 5,841,749  $ 8,195,268  $34,155,893  $33,531,494
                                          ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    390,591     428,516      717,695      903,567    2,065,598    2,390,830
       Units issued......................     13,145      21,497       88,826      175,273      172,672      103,012
       Units redeemed....................    (55,575)    (59,422)    (289,386)    (361,145)    (356,286)    (428,244)
                                          ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    348,161     390,591      517,135      717,695    1,881,984    2,065,598
                                          ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -------------------------------------------------------------------------
                                                         INVESCO                 INVESCO            INVESCO INVESTMENT
                                                   INVESTMENT SERVICES     INVESTMENT SERVICES     SERVICES (SERIES II)
                                                       SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                                 ----------------------  ----------------------  ------------------------
                                                      INVESCO V.I.            INVESCO V.I.             INVESCO V.I.
                                                       TECHNOLOGY          VALUE OPPORTUNITIES     AMERICAN FRANCHISE II
                                                 ----------------------  ----------------------  ------------------------
                                                    2014        2013        2014        2013         2014         2013
                                                 ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (41,733) $  (36,468) $     (153) $    5,246  $  (451,582) $  (418,836)
Net realized gains (losses).....................    377,703     305,855     189,933      44,264    4,156,977    2,414,291
Change in unrealized gains (losses).............    (63,609)    285,370     189,166   1,947,843   (2,315,887)   7,015,357
                                                 ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    272,361     554,757     378,946   1,997,353    1,389,508    9,010,812
                                                 ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      2,200       2,801       1,168       2,168        5,948        7,605
Benefit payments................................     (5,080)    (44,069)    (38,096)    (95,712)  (3,215,529)    (460,205)
Payments on termination.........................   (268,481)    (95,921)   (527,128)   (703,180)  (4,083,254)  (3,742,322)
Contract Maintenance Charge.....................     (1,491)     (1,559)     (3,211)     (3,432)     (54,758)     (66,430)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................     17,715     144,738    (106,846)    106,410     (759,858)  (1,548,224)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   (255,137)      5,990    (674,113)   (693,746)  (8,107,451)  (5,809,576)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     17,224     560,747    (295,167)  1,303,607   (6,717,943)   3,201,236
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,947,472   2,386,725   7,893,969   6,590,362   30,228,610   27,027,374
                                                 ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $2,964,696  $2,947,472  $7,598,802  $7,893,969  $23,510,667  $30,228,610
                                                 ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    177,127     177,131     507,938     559,322    1,889,653    2,303,381
       Units issued.............................      7,328      21,601      37,124      27,013       33,476       50,701
       Units redeemed...........................    (21,747)    (21,605)    (80,057)    (78,397)    (497,190)    (464,429)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of period..........    162,708     177,127     465,005     507,938    1,425,939    1,889,653
                                                 ==========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -----------------------------------------------------------------------------
                                             INVESCO INVESTMENT         INVESCO INVESTMENT        INVESCO INVESTMENT
                                            SERVICES (SERIES II)       SERVICES (SERIES II)      SERVICES (SERIES II)
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  --------------------------  ----------------------
                                                INVESCO V.I.               INVESCO V.I.              INVESCO V.I.
                                              AMERICAN VALUE II             COMSTOCK II             CORE EQUITY II
                                          ------------------------  --------------------------  ----------------------
                                              2014         2013         2014          2013         2014        2013
                                          -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (459,625) $  (392,428) $   (721,734) $   (374,313) $  (21,203) $   (9,945)
Net realized gains (losses)..............   4,868,743    1,870,695    10,091,348     7,362,421     136,871     121,582
Change in unrealized gains (losses)......  (2,139,173)   7,961,961    (1,761,418)   26,745,574      (1,637)    351,527
                                          -----------  -----------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   2,269,945    9,440,228     7,608,196    33,733,682     114,031     463,164
                                          -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      45,465       10,794        70,001        86,922          --       5,000
Benefit payments.........................    (759,359)    (862,033)   (5,482,529)   (3,402,941)     (9,533)    (53,524)
Payments on termination..................  (5,406,557)  (5,712,048)  (17,005,731)  (19,652,252)   (242,038)   (266,699)
Contract Maintenance Charge..............    (107,606)    (129,251)     (240,147)     (291,996)     (4,891)     (4,959)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,194,344)  (2,444,027)   (3,053,321)   (4,950,293)    (68,624)     11,646
                                          -----------  -----------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (7,422,401)  (9,136,565)  (25,711,727)  (28,210,560)   (325,086)   (308,536)
                                          -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,152,456)     303,663   (18,103,531)    5,523,122    (211,055)    154,628
NET ASSETS AT BEGINNING OF
 PERIOD..................................  33,767,067   33,463,404   118,370,712   112,847,590   2,066,393   1,911,765
                                          -----------  -----------  ------------  ------------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $28,614,611  $33,767,067  $100,267,181  $118,370,712  $1,855,338  $2,066,393
                                          ===========  ===========  ============  ============  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,253,352    1,633,481     6,033,263     7,653,321     134,895     158,981
       Units issued......................      31,816       20,957       121,031       130,950         263      10,257
       Units redeemed....................    (302,277)    (401,086)   (1,392,888)   (1,751,008)    (20,367)    (34,343)
                                          -----------  -----------  ------------  ------------  ----------  ----------
    Units outstanding at end of
     period..............................     982,891    1,253,352     4,761,406     6,033,263     114,791     134,895
                                          ===========  ===========  ============  ============  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 -------------------------------------------------------------------------
                                                    INVESCO INVESTMENT      INVESCO INVESTMENT      INVESCO INVESTMENT
                                                   SERVICES (SERIES II)    SERVICES (SERIES II)    SERVICES (SERIES II)
                                                        SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 ------------------------  -------------------   ------------------------
                                                       INVESCO V.I.            INVESCO V.I.            INVESCO V.I.
                                                  DIVERSIFIED DIVIDEND II  DIVERSIFIED INCOME II   EQUITY AND INCOME II
                                                 ------------------------  -------------------   ------------------------
                                                     2014         2013       2014        2013        2014         2013
                                                 -----------  -----------  --------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (124,129) $   113,721  $  4,478   $   5,784  $   (59,792) $   (91,997)
Net realized gains (losses).....................   3,970,517    2,460,106    (4,061)    (15,010)   3,912,994    2,433,927
Change in unrealized gains (losses).............    (185,651)   7,366,409     9,050       4,547   (1,430,534)   5,959,091
                                                 -----------  -----------  --------   ---------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   3,660,737    9,940,236     9,467      (4,679)   2,422,668    8,301,021
                                                 -----------  -----------  --------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      22,442        8,272        --          45       15,964       40,921
Benefit payments................................  (3,154,425)  (1,271,360)   (2,474)         --   (1,265,253)  (1,475,542)
Payments on termination.........................  (5,434,895)  (4,611,852)  (28,142)    (70,331)  (5,497,234)  (7,747,954)
Contract Maintenance Charge.....................     (51,143)     (64,027)       --          --      (75,879)     (92,437)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,089,398)  (1,337,079)       85     (29,800)    (132,874)    (598,184)
                                                 -----------  -----------  --------   ---------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (9,707,419)  (7,276,046)  (30,531)   (100,086)  (6,955,276)  (9,873,196)
                                                 -----------  -----------  --------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (6,046,682)   2,664,190   (21,064)   (104,765)  (4,532,608)  (1,572,175)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  40,502,174   37,837,984   170,193     274,958   38,430,669   40,002,844
                                                 -----------  -----------  --------   ---------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $34,455,492  $40,502,174  $149,129   $ 170,193  $33,898,061  $38,430,669
                                                 ===========  ===========  ========   =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   2,562,993    3,061,563    13,636      21,690    2,101,370    2,673,533
       Units issued.............................      26,130       73,231         9         310       75,620      118,624
       Units redeemed...........................    (589,504)    (571,801)   (2,369)     (8,364)    (442,589)    (690,787)
                                                 -----------  -----------  --------   ---------  -----------  -----------
    Units outstanding at end of period..........   1,999,619    2,562,993    11,276      13,636    1,734,401    2,101,370
                                                 ===========  ===========  ========   =========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                       ------------------------------------------------------------------------------
                                          INVESCO INVESTMENT      INVESCO INVESTMENT          INVESCO INVESTMENT
                                         SERVICES (SERIES II)    SERVICES (SERIES II)        SERVICES (SERIES II)
                                              SUB-ACCOUNT            SUB-ACCOUNT                  SUB-ACCOUNT
                                       ------------------------  -----------------------  --------------------------
                                             INVESCO V.I.            INVESCO V.I.                INVESCO V.I.
                                         GLOBAL CORE EQUITY II   GOVERNMENT SECURITIES II    GROWTH AND INCOME II
                                       ------------------------  -----------------------  --------------------------
                                           2014         2013       2014         2013          2014          2013
                                       -----------  -----------   --------    ---------   ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (35,385) $   (12,303) $  3,437    $   4,601    $   (127,972) $   (280,886)
Net realized gains (losses)...........     698,291       47,017    (1,238)      (1,029)     10,664,587     5,283,886
Change in unrealized gains
 (losses).............................    (806,086)   3,706,380     3,915      (19,732)     (6,247,843)   12,087,948
                                       -----------  -----------   --------    ---------   ------------  ------------
Increase (decrease) in net assets
 from operations......................    (143,180)   3,741,094     6,114      (16,160)      4,288,772    17,090,948
                                       -----------  -----------   --------    ---------   ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      13,903        3,538        --           --          22,966        82,820
Benefit payments......................  (2,808,285)    (444,502)       --           --      (1,979,262)   (1,882,560)
Payments on termination...............  (1,822,170)  (2,291,394)  (18,591)    (126,665)     (9,350,021)  (11,789,609)
Contract Maintenance Charge...........     (26,151)     (32,951)       --           --        (182,961)     (222,920)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (429,605)    (653,193)       96      (13,669)     (1,563,556)   (4,184,468)
                                       -----------  -----------   --------    ---------   ------------  ------------
Increase (decrease) in net assets
 from contract transactions...........  (5,072,308)  (3,418,502)  (18,495)    (140,334)    (13,052,834)  (17,996,737)
                                       -----------  -----------   --------    ---------   ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (5,215,488)     322,592   (12,381)    (156,494)     (8,764,062)     (905,789)
NET ASSETS AT BEGINNING
 OF PERIOD............................  20,689,310   20,366,718   303,165      459,659      60,296,266    61,202,055
                                       -----------  -----------   --------    ---------   ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $15,473,822  $20,689,310  $290,784    $ 303,165    $ 51,532,204  $ 60,296,266
                                       ===========  ===========   ========    =========   ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   1,460,159    1,723,693    23,626       34,033       2,627,739     3,506,132
       Units issued...................      23,347       24,146        34           69          52,867        82,492
       Units redeemed.................    (353,115)    (287,680)   (1,415)     (10,476)       (604,036)     (960,885)
                                       -----------  -----------   --------    ---------   ------------  ------------
    Units outstanding at end of
     period...........................   1,130,391    1,460,159    22,245       23,626       2,076,570     2,627,739
                                       ===========  ===========   ========    =========   ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                             INVESCO INVESTMENT        INVESCO INVESTMENT    INVESCO INVESTMENT
                                            SERVICES (SERIES II)      SERVICES (SERIES II)   SERVICES (SERIES II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  -----------------------  -------------------------
                                                INVESCO V.I.              INVESCO V.I.          INVESCO V.I.
                                                HIGH YIELD II       INTERNATIONAL GROWTH II  MANAGED VOLATILITY II (AG)
                                          ------------------------  -----------------------  -------------------------
                                              2014         2013         2014        2013       2014          2013
                                          -----------  -----------  -----------  ----------    --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   258,931  $   397,038  $   (18,637) $  (23,784) $  1,602      $  1,691
Net realized gains (losses)..............       2,910      (31,744)     467,853     124,017    11,542         5,636
Change in unrealized gains (losses)......    (250,289)    (219,606)    (437,708)    589,264    14,679         9,239
                                          -----------  -----------  -----------  ----------    --------     --------
Increase (decrease) in net assets from
 operations..............................      11,552      145,688       11,508     689,497    27,823        16,566
                                          -----------  -----------  -----------  ----------    --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      17,426        7,503           --          81        --            30
Benefit payments.........................    (348,126)    (241,384)  (1,479,790)    (10,030)   (6,466)           --
Payments on termination..................    (982,766)    (804,178)    (590,677)   (569,765)  (29,732)      (24,476)
Contract Maintenance Charge..............     (17,867)     (16,202)     (10,992)    (13,169)       --            --
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (26,578)  11,093,573       33,524     (79,668)   (1,687)      (20,276)
                                          -----------  -----------  -----------  ----------    --------     --------
Increase (decrease) in net assets from
 contract transactions...................  (1,357,911)  10,039,312   (2,047,935)   (672,551)  (37,885)      (44,722)
                                          -----------  -----------  -----------  ----------    --------     --------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,346,359)  10,185,000   (2,036,427)     16,946   (10,062)      (28,156)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,574,301      389,301    4,390,384   4,373,438   168,771       196,927
                                          -----------  -----------  -----------  ----------    --------     --------
NET ASSETS AT END OF PERIOD.............. $ 9,227,942  $10,574,301  $ 2,353,957  $4,390,384  $158,709      $168,771
                                          ===========  ===========  ===========  ==========    ========     ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     861,237       19,960      384,184     442,241     8,343        10,589
       Units issued......................      30,205      961,934       13,913      25,817         1            64
       Units redeemed....................    (136,791)    (120,657)    (188,543)    (83,874)   (1,743)       (2,310)
                                          -----------  -----------  -----------  ----------    --------     --------
    Units outstanding at end of period...     754,651      861,237      209,554     384,184     6,601         8,343
                                          ===========  ===========  ===========  ==========    ========     ========

--------
(ag)Previously known as Invesco V.I. Utilities II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ----------------------------------------------------------------------
                                                   INVESCO INVESTMENT       INVESCO INVESTMENT     INVESCO INVESTMENT
                                                  SERVICES (SERIES II)     SERVICES (SERIES II)    SERVICES (SERIES II)
                                                       SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                                 ----------------------  ------------------------  ------------------
                                                      INVESCO V.I.             INVESCO V.I.           INVESCO V.I.
                                                 MID CAP CORE EQUITY II      MID CAP GROWTH II       MONEY MARKET II
                                                 ----------------------  ------------------------  ------------------
                                                    2014        2013         2014         2013       2014       2013
                                                 ----------  ----------  -----------  -----------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (33,145) $  (27,485) $  (162,219) $  (150,143) $(11,111)  $(11,281)
Net realized gains (losses).....................    312,561     281,797      655,530      394,886        --         --
Change in unrealized gains (losses).............   (231,134)    276,142       38,383    2,755,865        --         --
                                                 ----------  ----------  -----------  -----------  --------   --------
Increase (decrease) in net assets from
 operations.....................................     48,282     530,454      531,694    3,000,608   (11,111)   (11,281)
                                                 ----------  ----------  -----------  -----------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................         --          15        4,385       33,620        --         --
Benefit payments................................    (16,065)    (67,463)    (452,399)    (165,138)   (1,431)        --
Payments on termination.........................   (332,037)   (598,591)  (1,254,228)  (1,592,058)  (16,521)   (51,157)
Contract Maintenance Charge.....................     (3,126)     (4,201)     (22,819)     (26,030)       --         --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (35,015)    (41,172)     (85,425)    (102,997)  (22,134)    59,424
                                                 ----------  ----------  -----------  -----------  --------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (386,243)   (711,412)  (1,810,486)  (1,852,603)  (40,086)     8,267
                                                 ----------  ----------  -----------  -----------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (337,961)   (180,958)  (1,278,792)   1,148,005   (51,197)    (3,014)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,089,176   2,270,134   10,585,632    9,437,627   742,439    745,453
                                                 ----------  ----------  -----------  -----------  --------   --------
NET ASSETS AT END OF PERIOD..................... $1,751,215  $2,089,176  $ 9,306,840  $10,585,632  $691,242   $742,439
                                                 ==========  ==========  ===========  ===========  ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    119,401     165,157      517,497      615,481    77,506     76,500
       Units issued.............................      5,339         239       58,627       72,170        30      7,536
       Units redeemed...........................    (26,136)    (45,995)    (143,800)    (170,154)   (4,227)    (6,530)
                                                 ----------  ----------  -----------  -----------  --------   --------
    Units outstanding at end of period..........     98,604     119,401      432,324      517,497    73,309     77,506
                                                 ==========  ==========  ===========  ===========  ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 --------------------------------------------------------------------------
                                                     INVESCO INVESTMENT      INVESCO INVESTMENT      INVESCO INVESTMENT
                                                    SERVICES (SERIES II)     SERVICES (SERIES II)   SERVICES (SERIES II)
                                                         SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 --------------------------  -------------------  ------------------------
                                                        INVESCO V.I.            INVESCO V.I.         INVESCO V.I. VALUE
                                                      S&P 500 INDEX II         TECHNOLOGY II          OPPORTUNITIES II
                                                 --------------------------  -------------------  ------------------------
                                                     2014          2013        2014      2013         2014         2013
                                                 ------------  ------------  -------   --------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    (95,725) $      3,114  $  (209)  $   (322)  $   (30,540) $   (32,261)
Net realized gains (losses).....................    6,130,706     4,775,867    2,862      5,361       256,440      107,784
Change in unrealized gains (losses).............     (164,386)   10,896,423   (1,615)    (1,264)        6,060    1,538,631
                                                 ------------  ------------  -------   --------   -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    5,870,595    15,675,404    1,038      3,775       231,960    1,614,154
                                                 ------------  ------------  -------   --------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       20,755        28,430       --         --         1,000           54
Benefit payments................................   (3,146,421)   (1,492,030)  (1,963)        --      (281,831)    (275,773)
Payments on termination.........................   (7,958,306)   (8,054,041)  (4,388)   (17,765)     (879,869)    (798,048)
Contract Maintenance Charge.....................     (108,605)     (131,817)      --         --       (17,300)     (20,815)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (1,494,432)   (3,320,603)      (4)       303       (79,296)    (465,676)
                                                 ------------  ------------  -------   --------   -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (12,687,009)  (12,970,061)  (6,355)   (17,462)   (1,257,296)  (1,560,258)
                                                 ------------  ------------  -------   --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (6,816,414)    2,705,343   (5,317)   (13,687)   (1,025,336)      53,896
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   62,216,972    59,511,629   16,846     30,533     5,903,115    5,849,219
                                                 ------------  ------------  -------   --------   -----------  -----------
NET ASSETS AT END OF PERIOD..................... $ 55,400,558  $ 62,216,972  $11,529   $ 16,846   $ 4,877,779  $ 5,903,115
                                                 ============  ============  =======   ========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    4,141,653     5,011,891    1,058      2,364       368,910      474,808
       Units issued.............................      242,858       256,493        1         24         6,706        9,733
       Units redeemed...........................   (1,055,338)   (1,126,731)    (387)    (1,330)      (84,183)    (115,631)
                                                 ------------  ------------  -------   --------   -----------  -----------
    Units outstanding at end of period..........    3,329,173     4,141,653      672      1,058       291,433      368,910
                                                 ============  ============  =======   ========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ------------------------------------------------------------
                                                        JANUS ASPEN    LAZARD RETIREMENT      LEGG MASON
                                                          SERIES       SERIES, INC.      PARTNERS VARIABLE EQUITY
                                                        SUB-ACCOUNT    SUB-ACCOUNT         TRUST SUB-ACCOUNT
                                                     ----------------  ----------------  -----------------------
                                                                                         CLEARBRIDGE VARIABLE
                                                                         EMERGING            ALL CAP VALUE
                                                      FORTY PORTFOLIO  MARKETS EQUITY      PORTFOLIO I (AI)
                                                     ----------------  ----------------  -----------------------
                                                       2014     2013    2014     2013    2014 (AJ)(AK)    2013
                                                     -------  -------   -----    ----    -------------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (137) $   (70) $   1     $  2       $   204      $   (1)
Net realized gains (losses).........................   3,321      107     56        8            14         108
Change in unrealized gains (losses).................  (2,466)   2,326   (104)     (30)         (145)        260
                                                     -------  -------   -----     ----      -------      ------
Increase (decrease) in net assets from operations...     718    2,363    (47)     (20)           73         367
                                                     -------  -------   -----     ----      -------      ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --     --       --            --          --
Benefit payments....................................      --       --     --       --            --          --
Payments on termination.............................    (383)      --   (240)      --          (553)         --
Contract Maintenance Charge.........................      (6)      (6)    (1)      (1)           (2)         (2)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (50)     (43)    57      104        (1,083)        (16)
                                                     -------  -------   -----     ----      -------      ------
Increase (decrease) in net assets from contract
 transactions.......................................    (439)     (49)  (184)     103        (1,638)        (18)
                                                     -------  -------   -----     ----      -------      ------
INCREASE (DECREASE) IN NET ASSETS...................     279    2,314   (231)      83        (1,565)        349
NET ASSETS AT BEGINNING OF PERIOD...................  10,380    8,066    720      637         1,565       1,216
                                                     -------  -------   -----     ----      -------      ------
NET ASSETS AT END OF PERIOD......................... $10,659  $10,380  $ 489     $720       $    --      $1,565
                                                     =======  =======   =====     ====      =======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     466      468     14       12           132         134
       Units issued.................................       2        1      1        2             1          --
       Units redeemed...............................     (21)      (3)    (5)      --          (133)         (2)
                                                     -------  -------   -----     ----      -------      ------
    Units outstanding at end of period..............     447      466     10       14            --         132
                                                     =======  =======   =====     ====      =======      ======

--------
(ai)Previously known as Clearbridge Variable Fundamental All Cap Value
    Portfolio I
(aj)On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I
(ak)For the period beginning January 1, 2014 and ended December 5, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ----------------------------------------------------------------------
                                             LEGG MASON
                                          PARTNERS VARIABLE
                                          EQUITY TRUST (AH)   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------   ------------------------  ------------------------
                                             CLEARBRIDGE
                                          VARIABLE LARGE CAP
                                          VALUE PORTFOLIO I       BOND-DEBENTURE          FUNDAMENTAL EQUITY
                                          ----------------   ------------------------  ------------------------
                                          2014 (AJ)   2013       2014         2013         2014         2013
                                          ---------  ------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............  $   20    $    3  $   576,756  $   758,340  $   (70,026) $   (96,862)
Net realized gains (losses)..............     360        90      989,556    1,084,263    1,355,645    1,396,681
Change in unrealized gains (losses)......    (282)      334     (901,662)    (216,602)  (1,004,789)     702,666
                                           ------    ------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      98       427      664,650    1,626,001      280,830    2,002,485
                                           ------    ------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --        --       26,052       59,200        3,400        9,640
Benefit payments.........................      --        --     (480,059)    (742,214)    (243,850)    (177,016)
Payments on termination..................    (648)       --   (4,243,772)  (5,614,269)  (1,198,873)  (1,528,836)
Contract Maintenance Charge..............      (2)       (2)     (78,826)     (93,480)     (16,511)     (20,872)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   1,053        18     (342,552)     702,063     (120,841)    (488,730)
                                           ------    ------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................     403        16   (5,119,157)  (5,688,700)  (1,576,675)  (2,205,814)
                                           ------    ------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     501       443   (4,454,507)  (4,062,699)  (1,295,845)    (203,329)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   1,850     1,407   23,794,231   27,856,930    6,589,958    6,793,287
                                           ------    ------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD..................................  $2,351    $1,850  $19,339,724  $23,794,231  $ 5,294,113  $ 6,589,958
                                           ======    ======  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     104       103    1,422,085    1,771,916      348,026      478,507
       Units issued......................      56         1      101,572      165,777        9,579        4,532
       Units redeemed....................     (39)       --     (397,284)    (515,608)     (92,029)    (135,013)
                                           ------    ------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     121       104    1,126,373    1,422,085      265,576      348,026
                                           ======    ======  ===========  ===========  ===========  ===========

--------
(ah)Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(aj)On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                              GROWTH AND INCOME       GROWTH OPPORTUNITIES          MID-CAP STOCK
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (142,937) $  (179,887) $  (147,200) $  (159,779) $  (205,199) $  (235,898)
Net realized gains (losses)..............     947,772      546,153    1,915,574    1,842,251    1,097,643      697,592
Change in unrealized gains (losses)......      (1,768)   4,507,437   (1,393,847)   1,318,904      667,227    4,315,981
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     803,067    4,873,703      374,527    3,001,376    1,559,671    4,777,675
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................          --        1,967        7,209       11,977       18,106       38,728
Benefit payments.........................    (447,933)    (628,894)    (151,263)    (314,764)    (255,836)    (448,288)
Payments on termination..................  (3,278,461)  (3,643,455)  (1,499,102)  (1,766,257)  (3,002,020)  (3,580,509)
Contract Maintenance Charge..............     (56,740)     (66,857)     (32,866)     (37,923)     (50,771)     (64,232)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (93,820)    (500,673)    (404,206)    (677,454)    (767,607)  (1,880,022)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,876,954)  (4,837,912)  (2,080,228)  (2,784,421)  (4,058,128)  (5,934,323)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,073,887)      35,791   (1,705,701)     216,955   (2,498,457)  (1,156,648)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  16,517,140   16,481,349   10,040,163    9,823,208   18,048,660   19,205,308
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $13,443,253  $16,517,140  $ 8,334,462  $10,040,163  $15,550,203  $18,048,660
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,100,846    1,466,898      489,238      644,880    1,111,782    1,516,479
       Units issued......................      33,099       89,396       11,428       14,959       29,697       36,036
       Units redeemed....................    (287,013)    (455,448)    (111,260)    (170,601)    (267,462)    (440,733)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     846,932    1,100,846      389,406      489,238      874,017    1,111,782
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ---------------------------------------------------------------
                                                        MFS VARIABLE        MFS VARIABLE          MFS VARIABLE
                                                       INSURANCE TRUST     INSURANCE TRUST       INSURANCE TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                                     ------------------  ------------------  ----------------------
                                                         MFS GROWTH        MFS HIGH YIELD      MFS INVESTORS TRUST
                                                     ------------------  ------------------  ----------------------
                                                       2014      2013      2014    2013 (AQ)    2014        2013
                                                     --------  --------  --------  --------- ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $(10,051) $ (8,086) $ 12,992  $  6,422  $   (4,691) $   (2,671)
Net realized gains (losses).........................   74,613    19,898       635       (96)    139,205      33,704
Change in unrealized gains (losses).................   (8,392)  198,234   (14,305)    4,792     (32,403)    248,207
                                                     --------  --------  --------  --------  ----------  ----------
Increase (decrease) in net assets from operations...   56,170   210,046      (678)   11,118     102,111     279,240
                                                     --------  --------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       --        --       788       200       1,125       2,495
Benefit payments....................................      836    (7,285)       --        --      (9,478)    (23,308)
Payments on termination.............................  (32,764)  (33,805)  (41,813)  (17,508)    (80,623)    (51,961)
Contract Maintenance Charge.........................     (559)     (575)     (178)      (78)       (737)       (783)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (19,204)   (5,862)  396,797   324,958     (15,663)     (7,810)
                                                     --------  --------  --------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................  (51,691)  (47,527)  355,594   307,572    (105,376)    (81,367)
                                                     --------  --------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................    4,479   162,519   354,916   318,690      (3,265)    197,873
NET ASSETS AT BEGINNING OF PERIOD...................  784,925   622,406   318,690        --   1,158,253     960,380
                                                     --------  --------  --------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $789,404  $784,925  $673,606  $318,690  $1,154,988  $1,158,253
                                                     ========  ========  ========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   49,588    53,406    17,072        --      76,746      82,709
       Units issued.................................    1,615        69    20,905    18,467       1,301         876
       Units redeemed...............................   (5,526)   (3,887)   (2,449)   (1,395)     (7,868)     (6,839)
                                                     --------  --------  --------  --------  ----------  ----------
    Units outstanding at end of period..............   45,677    49,588    35,528    17,072      70,179      76,746
                                                     ========  ========  ========  ========  ==========  ==========

--------
(aq)For the period beginning August 16, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     -----------------------------------------------------------------
                                                          MFS VARIABLE           MFS VARIABLE         MFS VARIABLE
                                                         INSURANCE TRUST       INSURANCE TRUST      INSURANCE TRUST
                                                           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------------  -------------------  -------------------
                                                        MFS NEW DISCOVERY        MFS RESEARCH      MFS RESEARCH BOND
                                                     ----------------------  -------------------  -------------------
                                                        2014        2013        2014      2013       2014      2013
                                                     ----------  ----------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (19,962) $  (21,634) $  (4,343) $ (7,144) $  11,057  $ (1,061)
Net realized gains (losses).........................    381,131      94,917    106,580    13,452     22,913    13,781
Change in unrealized gains (losses).................   (506,158)    483,130    (47,415)  155,603       (172)  (33,717)
                                                     ----------  ----------  ---------  --------  ---------  --------
Increase (decrease) in net assets from operations...   (144,989)    556,413     54,822   161,911     33,798   (20,997)
                                                     ----------  ----------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      2,687      19,405         --        --      2,172     2,157
Benefit payments....................................    (12,331)       (276)   (28,621)     (654)  (113,881)   (2,038)
Payments on termination.............................   (241,706)   (201,041)   (38,100)  (11,539)   (62,494)  (61,844)
Contract Maintenance Charge.........................     (1,163)     (1,422)      (247)     (260)      (689)     (793)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (34,697)   (151,231)   (55,386)  (19,913)   (20,068)   15,563
                                                     ----------  ----------  ---------  --------  ---------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   (287,210)   (334,565)  (122,354)  (32,366)  (194,960)  (46,955)
                                                     ----------  ----------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS...................   (432,199)    221,848    (67,532)  129,545   (161,162)  (67,952)
NET ASSETS AT BEGINNING OF PERIOD...................  1,797,755   1,575,907    677,080   547,535    860,957   928,909
                                                     ----------  ----------  ---------  --------  ---------  --------
NET ASSETS AT END OF PERIOD......................... $1,365,556  $1,797,755  $ 609,548  $677,080  $ 699,795  $860,957
                                                     ==========  ==========  =========  ========  =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     62,415      76,003     48,110    50,564     45,514    47,973
       Units issued.................................      1,451       2,404      2,461        16        452     2,220
       Units redeemed...............................    (12,358)    (15,992)   (10,860)   (2,470)   (10,668)   (4,679)
                                                     ----------  ----------  ---------  --------  ---------  --------
    Units outstanding at end of period..............     51,508      62,415     39,711    48,110     35,298    45,514
                                                     ==========  ==========  =========  ========  =========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           -----------------------------------------------------------------
                                              MFS VARIABLE     MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                             INSURANCE TRUST   TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                               SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                           ------------------  ---------------------  ---------------------
                                                                   MFS GROWTH         MFS INVESTORS TRUST
                                              MFS UTILITIES      (SERVICE CLASS)        (SERVICE CLASS)
                                           ------------------  ---------------------  ---------------------
                                             2014      2013      2014        2013       2014        2013
                                           --------  --------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  1,821  $  2,382  $ (1,393)   $ (1,669)  $ (1,064)   $   (768)
Net realized gains (losses)...............   11,004    20,725    44,505       9,056     19,637       6,140
Change in unrealized gains (losses).......   11,451    19,435   (39,117)     26,398     (7,108)     28,710
                                           --------  --------   --------   --------    --------   --------
Increase (decrease) in net assets from
 operations...............................   24,276    42,542     3,995      33,785     11,465      34,082
                                           --------  --------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --        --        --          --         --          --
Benefit payments..........................       --   (20,085)  (45,766)     (3,418)        --      (3,749)
Payments on termination...................   (1,702)  (39,034)  (27,028)    (12,300)   (18,740)     (8,960)
Contract Maintenance Charge...............      (48)      (60)      (15)        (52)      (113)       (120)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   16,344        (1)   27,285         603       (223)       (841)
                                           --------  --------   --------   --------    --------   --------
Increase (decrease) in net assets from
 contract transactions....................   14,594   (59,180)  (45,524)    (15,167)   (19,076)    (13,670)
                                           --------  --------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................   38,870   (16,638)  (41,529)     18,618     (7,611)     20,412
NET ASSETS AT BEGINNING OF
 PERIOD...................................  223,141   239,779   124,264     105,646    140,059     119,647
                                           --------  --------   --------   --------    --------   --------
NET ASSETS AT END OF PERIOD............... $262,011  $223,141  $ 82,735    $124,264   $132,448    $140,059
                                           ========  ========   ========   ========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    7,838    10,005     8,579       9,802      9,393      10,419
       Units issued.......................      500        --     1,459          85          6          --
       Units redeemed.....................      (59)   (2,167)   (5,380)     (1,308)    (1,265)     (1,026)
                                           --------  --------   --------   --------    --------   --------
    Units outstanding at end of period....    8,279     7,838     4,658       8,579      8,134       9,393
                                           ========  ========   ========   ========    ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ---------------------------------------------------------------------
                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                 TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)   TRUST (SERVICE CLASS)
                                                     SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 ---------------------  ---------------------  ----------------------
                                                  MFS NEW DISCOVERY        MFS RESEARCH             MFS UTILITIES
                                                   (SERVICE CLASS)        (SERVICE CLASS)          (SERVICE CLASS)
                                                 ---------------------  ---------------------  ----------------------
                                                   2014        2013       2014        2013        2014        2013
                                                  --------   --------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $ (2,092)   $ (2,371)  $   (415)   $   (750)  $    4,389  $    7,267
Net realized gains (losses).....................   37,758       9,230     18,209       6,266      137,124      60,127
Change in unrealized gains (losses).............  (49,312)     43,155    (14,625)     11,295         (740)    169,140
                                                  --------   --------    --------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................  (13,646)     50,014      3,169      16,811      140,773     236,534
                                                  --------   --------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       20          20         --          --           --          --
Benefit payments................................       --      (1,965)        --          --      (40,626)         --
Payments on termination.........................  (43,094)    (20,774)    (6,809)     (9,880)    (198,926)   (111,702)
Contract Maintenance Charge.....................      (62)        (86)       (23)        (23)         (63)       (117)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    2,733       4,444    (21,371)     (2,790)      (5,362)     (2,463)
                                                  --------   --------    --------   --------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (40,403)    (18,361)   (28,203)    (12,693)    (244,977)   (114,282)
                                                  --------   --------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (54,049)     31,653    (25,034)      4,118     (104,204)    122,252
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  164,823     133,170     66,982      62,864    1,477,088   1,354,836
                                                  --------   --------    --------   --------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $110,774    $164,823   $ 41,948    $ 66,982   $1,372,884  $1,477,088
                                                  ========   ========    ========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    8,484       9,543      4,436       5,432       55,763      60,073
       Units issued.............................      185         908         --         203           --          --
       Units redeemed...........................   (2,434)     (1,967)    (1,859)     (1,199)      (8,817)     (4,310)
                                                  --------   --------    --------   --------   ----------  ----------
    Units outstanding at end of period..........    6,235       8,484      2,577       4,436       46,946      55,763
                                                  ========   ========    ========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          --------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  -------------------------
                                               EUROPEAN EQUITY         GLOBAL INFRASTRUCTURE           INCOME PLUS
                                          ------------------------  --------------------------  -------------------------
                                              2014         2013     2014 (AL) (AM)     2013         2014         2013
                                          -----------  -----------  -------------- -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   374,884  $   574,423   $  1,087,640  $   664,190  $ 1,831,467  $  2,570,539
Net realized gains (losses)..............     713,803      196,378     (6,423,389)   2,459,002    1,181,063     1,205,305
Change in unrealized gains (losses)......  (4,839,940)   7,900,861      8,402,365    5,021,074    1,068,734    (4,111,447)
                                          -----------  -----------   ------------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................  (3,751,253)   8,671,662      3,066,616    8,144,266    4,081,264      (335,603)
                                          -----------  -----------   ------------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      93,171       58,152            220       75,748      217,310        34,993
Benefit payments.........................  (1,338,256)  (1,671,943)      (820,379)  (1,936,134)  (3,853,941)   (3,731,317)
Payments on termination..................  (3,054,271)  (3,264,128)    (1,410,826)  (4,265,061)  (5,667,991)   (6,318,395)
Contract Maintenance Charge..............     (16,431)     (19,247)        (7,542)     (23,401)     (24,303)      (28,726)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (892,968)    (727,232)   (54,648,126)  (1,736,825)    (532,935)   (1,353,488)
                                          -----------  -----------   ------------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (5,208,755)  (5,624,398)   (56,886,653)  (7,885,673)  (9,861,860)  (11,396,933)
                                          -----------  -----------   ------------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (8,960,008)   3,047,264    (53,820,037)     258,593   (5,780,596)  (11,732,536)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  39,980,359   36,933,095     53,820,037   53,561,444   67,858,039    79,590,575
                                          -----------  -----------   ------------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $31,020,351  $39,980,359   $         --  $53,820,037  $62,077,443  $ 67,858,039
                                          ===========  ===========   ============  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,081,818    1,269,824      1,423,367    1,661,125    2,109,973     2,474,817
       Units issued......................      29,002       36,538          7,908       44,978       85,244        74,339
       Units redeemed....................    (197,661)    (224,544)    (1,431,275)    (282,736)    (393,147)     (439,183)
                                          -----------  -----------   ------------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................     913,159    1,081,818             --    1,423,367    1,802,070     2,109,973
                                          ===========  ===========   ============  ===========  ===========  ============

--------
(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(am)For the period beginning January 1, 2014 and ended April 25, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES         INVESTMENT SERIES          INVESTMENT SERIES
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------------
                                              LIMITED DURATION            MONEY MARKET             MULTI CAP GROWTH
                                          ------------------------  ------------------------  --------------------------
                                              2014         2013         2014         2013         2014          2013
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    25,197  $    98,959  $  (410,064) $  (506,395) $ (2,775,983) $ (1,734,925)
Net realized gains (losses)..............    (291,474)    (265,394)          --           --    38,955,832    13,177,234
Change in unrealized gains (losses)......     243,443       69,799           --           --   (28,084,263)   61,531,007
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................     (22,834)     (96,636)    (410,064)    (506,395)    8,095,586    72,973,316
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      25,000           --      394,484       30,212       136,163       194,908
Benefit payments.........................    (548,210)    (397,297)  (2,295,083)  (3,260,649)   (6,110,690)   (7,405,917)
Payments on termination..................    (692,121)    (724,082)  (5,672,982)  (8,423,522)  (20,492,039)  (17,179,516)
Contract Maintenance Charge..............      (4,023)      (4,771)     (20,304)     (24,555)      (80,351)      (84,051)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (79,869)      41,668    2,986,205    4,445,192    (2,869,988)    6,826,326
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,299,223)  (1,084,482)  (4,607,680)  (7,233,322)  (29,416,905)  (17,648,250)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,322,057)  (1,181,118)  (5,017,744)  (7,739,717)  (21,321,319)   55,325,066
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,557,683    9,738,801   31,387,105   39,126,822   211,233,938   155,908,872
                                          -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,235,626  $ 8,557,683  $26,369,361  $31,387,105  $189,912,619  $211,233,938
                                          ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     800,555      901,314    2,266,064    2,779,224     3,100,124     3,470,658
       Units issued......................      28,640       41,002      925,546      873,439        96,857       309,543
       Units redeemed....................    (149,250)    (141,761)  (1,248,866)  (1,386,599)     (535,955)     (680,077)
                                          -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................     679,945      800,555    1,942,744    2,266,064     2,661,026     3,100,124
                                          ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ---------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES           INVESTMENT SERIES
                                              (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  --------------------------  --------------------------
                                               EUROPEAN EQUITY         GLOBAL INFRASTRUCTURE            INCOME PLUS
                                              (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                          ------------------------  --------------------------  --------------------------
                                              2014         2013     2014 (AM) (AN)     2013         2014          2013
                                          -----------  -----------  -------------- -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    41,381  $   108,656   $    230,041  $    93,461  $  1,649,416  $  2,596,604
Net realized gains (losses)..............     293,096      136,681     (1,274,522)     683,985     1,844,306     1,641,059
Change in unrealized gains (losses)......  (1,408,453)   2,272,586      1,841,571    1,258,973       752,122    (5,079,322)
                                          -----------  -----------   ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................  (1,073,976)   2,517,923        797,090    2,036,419     4,245,844      (841,659)
                                          -----------  -----------   ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      44,097        9,430            270        3,825        59,734        28,033
Benefit payments.........................    (119,902)    (218,464)      (101,351)    (450,956)   (3,843,788)   (3,650,997)
Payments on termination..................  (1,634,267)  (1,907,518)      (456,613)  (1,512,095)  (10,330,525)  (10,772,898)
Contract Maintenance Charge..............     (12,610)     (16,925)        (2,834)     (11,636)     (137,576)     (180,806)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (381,629)    (328,061)   (14,502,306)     (19,770)   (2,676,108)      712,069
                                          -----------  -----------   ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,104,311)  (2,461,538)   (15,062,834)  (1,990,632)  (16,928,263)  (13,864,599)
                                          -----------  -----------   ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,178,287)      56,385    (14,265,744)      45,787   (12,682,419)  (14,706,258)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,405,005   11,348,620     14,265,744   14,219,957    80,728,541    95,434,799
                                          -----------  -----------   ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,226,718  $11,405,005   $         --  $14,265,744  $ 68,046,122  $ 80,728,541
                                          ===========  ===========   ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     851,692    1,041,095        908,598    1,038,353     4,889,601     5,729,091
       Units issued......................      21,027       19,145          1,077       37,743       135,209       344,315
       Units redeemed....................    (182,862)    (208,548)      (909,675)    (167,498)   (1,121,053)   (1,183,805)
                                          -----------  -----------   ------------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................     689,857      851,692             --      908,598     3,903,757     4,889,601
                                          ===========  ===========   ============  ===========  ============  ============

--------
(am)For the period beginning January 1, 2014 and ended April 25, 2014
(an)On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          --------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                              (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  -------------------------
                                              LIMITED DURATION             MONEY MARKET              MULTI CAP GROWTH
                                              (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                          ------------------------  --------------------------  -------------------------
                                              2014         2013         2014          2013          2014          2013
                                          -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (71,945) $   195,111  $   (586,937) $   (716,837) $ (1,027,846) $  (839,517)
Net realized gains (losses)..............  (1,252,477)  (1,374,014)           --            --    15,727,020    6,488,929
Change in unrealized gains (losses)......   1,071,989      608,507            --            --   (13,016,180)  17,749,439
                                          -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................    (252,433)    (570,396)     (586,937)     (716,837)    1,682,994   23,398,851
                                          -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      36,797       54,726        11,762         8,257        23,264       27,983
Benefit payments.........................    (777,581)  (1,538,179)   (2,331,992)   (2,229,387)   (5,181,362)  (1,327,365)
Payments on termination..................  (3,961,789)  (3,230,182)  (11,263,405)  (16,751,712)   (9,987,810)  (8,637,316)
Contract Maintenance Charge..............     (48,337)     (62,133)      (92,534)     (131,418)      (79,093)     (96,569)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     623,852     (156,800)    6,910,756    10,595,202    (1,758,728)  11,739,741
                                          -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,127,058)  (4,932,568)   (6,765,413)   (8,509,058)  (16,983,729)   1,706,474
                                          -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,379,491)  (5,502,964)   (7,352,350)   (9,225,895)  (15,300,735)  25,105,325
NET ASSETS AT BEGINNING OF
 PERIOD..................................  31,939,569   37,442,533    37,519,430    46,745,325    68,913,771   43,808,446
                                          -----------  -----------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,560,078  $31,939,569  $ 30,167,080  $ 37,519,430  $ 53,613,036  $68,913,771
                                          ===========  ===========  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,415,150    3,926,202     3,848,661     4,715,597     3,643,351    3,313,317
       Units issued......................     238,831      236,165     1,396,783     1,952,327        83,072    1,159,387
       Units redeemed....................    (680,436)    (747,217)   (2,093,287)   (2,819,263)     (942,341)    (829,353)
                                          -----------  -----------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period..............................   2,973,545    3,415,150     3,152,157     3,848,661     2,784,082    3,643,351
                                          ===========  ===========  ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ---------------------------------------------------------------
                                                 NEUBERGER BERMAN     NEUBERGER BERMAN         OPPENHEIMER
                                                 ADVISORS MANAGEMENT ADVISORS MANAGEMENT VARIABLE ACCOUNT FUNDS
                                                 TRUST SUB-ACCOUNT   TRUST SUB-ACCOUNT         SUB-ACCOUNT
                                                 ------------------  -----------------   ----------------------
                                                        AMT                 AMT
                                                     LARGE CAP            MID-CAP              OPPENHEIMER
                                                       VALUE               GROWTH         CAPITAL APPRECIATION
                                                 ------------------  -----------------   ----------------------
                                                   2014      2013      2014       2013      2014        2013
                                                 -------   -------   --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (218)  $   (89)  $   (206)  $  (338) $  (30,605) $  (13,365)
Net realized gains (losses).....................     356       (82)     7,183        74     315,689     186,451
Change in unrealized gains (losses).............   1,716     5,628     (7,376)    5,706     144,556     643,670
                                                 -------   -------   --------   -------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   1,854     5,457       (399)    5,442     429,640     816,756
                                                 -------   -------   --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      --        --         --        --      38,197      34,743
Benefit payments................................      --        --         --        --    (161,224)    (45,758)
Payments on termination.........................    (323)     (325)   (22,916)       --    (276,215)   (563,096)
Contract Maintenance Charge.....................     (16)      (16)        --        --      (2,703)     (2,990)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (4,215)       --         (1)       (1)   (139,246)    (17,673)
                                                 -------   -------   --------   -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (4,554)     (341)   (22,917)       (1)   (541,191)   (594,774)
                                                 -------   -------   --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (2,700)    5,116    (23,316)    5,441    (111,551)    221,982
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  24,052    18,936     23,316    17,875   3,433,425   3,211,443
                                                 -------   -------   --------   -------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $21,352   $24,052   $     --   $23,316  $3,321,874  $3,433,425
                                                 =======   =======   ========   =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,371     1,393      1,743     1,743     243,032     292,367
       Units issued.............................      --        --         --        --       4,934       3,966
       Units redeemed...........................    (245)      (22)    (1,743)       --     (41,388)    (53,301)
                                                 -------   -------   --------   -------  ----------  ----------
    Units outstanding at end of period..........   1,126     1,371         --     1,743     206,578     243,032
                                                 =======   =======   ========   =======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------
                                                OPPENHEIMER            OPPENHEIMER           OPPENHEIMER
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS
                                                SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                          ----------------------  ---------------------  ---------------------
                                                                                             OPPENHEIMER
                                                OPPENHEIMER            OPPENHEIMER            DISCOVERY
                                              CAPITAL INCOME            CORE BOND          MID CAP GROWTH
                                          ----------------------  ---------------------  ---------------------
                                             2014        2013        2014       2013       2014        2013
                                          ----------  ----------  ---------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    9,077  $   13,464  $  35,479  $   38,967  $ (9,034)   $ (8,413)
Net realized gains (losses)..............      9,200      (3,515)   (64,113)    (33,804)   11,273      37,639
Change in unrealized gains (losses)......     78,150     165,916     80,546     (19,913)   23,093     139,183
                                          ----------  ----------  ---------  ----------   --------   --------
Increase (decrease) in net assets from
 operations..............................     96,427     175,865     51,912     (14,750)   25,332     168,409
                                          ----------  ----------  ---------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --          --      4,472       5,625        --          --
Benefit payments.........................    (31,627)    (96,197)   (42,079)     (1,398)       --      (7,529)
Payments on termination..................    (77,139)   (139,723)   (83,845)   (123,739)  (18,256)    (88,348)
Contract Maintenance Charge..............       (767)       (849)      (697)       (859)     (232)       (248)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (6,450)   (129,335)  (179,402)     (6,803)      332        (596)
                                          ----------  ----------  ---------  ----------   --------   --------
Increase (decrease) in net assets from
 contract transactions...................   (115,983)   (366,104)  (301,551)   (127,174)  (18,156)    (96,721)
                                          ----------  ----------  ---------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (19,556)   (190,239)  (249,639)   (141,924)    7,176      71,688
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,498,872   1,689,111    937,223   1,079,147   619,590     547,902
                                          ----------  ----------  ---------  ----------   --------   --------
NET ASSETS AT END OF
 PERIOD.................................. $1,479,316  $1,498,872  $ 687,584  $  937,223  $626,766    $619,590
                                          ==========  ==========  =========  ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    112,390     142,393     79,791      90,651    63,642      72,846
       Units issued......................        444         862      1,102       2,140       125          30
       Units redeemed....................     (8,902)    (30,865)   (25,536)    (13,000)   (1,770)     (9,234)
                                          ----------  ----------  ---------  ----------   --------   --------
    Units outstanding at end of
     period..............................    103,932     112,390     55,357      79,791    61,997      63,642
                                          ==========  ==========  =========  ==========   ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                                OPPENHEIMER             OPPENHEIMER             OPPENHEIMER
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  ----------------------
                                                                        OPPENHEIMER
                                                OPPENHEIMER               GLOBAL                OPPENHEIMER
                                                  GLOBAL             STRATEGIC INCOME           MAIN STREET
                                          ----------------------  ----------------------  ----------------------
                                             2014        2013        2014        2013        2014        2013
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (5,103) $      788  $   54,143  $   79,705  $  (10,042) $   (5,368)
Net realized gains (losses)..............    316,032     204,664      26,958      38,163     124,083      83,764
Change in unrealized gains (losses)......   (277,360)    474,408     (51,901)   (152,941)     24,286     335,125
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     33,569     679,860      29,200     (35,073)    138,327     413,521
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     24,277      25,775       4,391       2,032          --          --
Benefit payments.........................    (30,894)    (28,568)   (100,349)    (83,750)    (25,281)    (98,668)
Payments on termination..................   (269,136)   (614,352)   (233,105)   (242,097)    (95,073)   (131,185)
Contract Maintenance Charge..............     (2,111)     (2,506)       (843)       (981)       (920)     (1,005)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (271,951)     75,290      12,513       1,369     (38,452)    (28,949)
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (549,815)   (544,361)   (317,393)   (323,427)   (159,726)   (259,807)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (516,246)    135,499    (288,193)   (358,500)    (21,399)    153,714
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,043,865   2,908,366   2,134,736   2,493,236   1,646,840   1,493,126
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $2,527,619  $3,043,865  $1,846,543  $2,134,736  $1,625,441  $1,646,840
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    117,471     142,192     148,514     167,052     112,707     132,826
       Units issued......................      2,612       8,243       3,535       4,337       4,168         727
       Units redeemed....................    (23,027)    (32,964)    (22,101)    (22,875)    (14,885)    (20,846)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...     97,056     117,471     129,948     148,514     101,990     112,707
                                          ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        ---------------------------------------------------------------------------
                                                                       OPPENHEIMER               OPPENHEIMER
                                              OPPENHEIMER        VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                        VARIABLE ACCOUNT FUNDS   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                              OPPENHEIMER              OPPENHEIMER               OPPENHEIMER
                                              MAIN STREET                CAPITAL                   CAPITAL
                                               SMALL CAP            APPRECIATION (SS)            INCOME (SS)
                                        ----------------------  ------------------------  ------------------------
                                           2014        2013         2014         2013         2014         2013
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   (5,472) $   (5,251) $  (375,964) $  (249,013) $    22,677  $    61,441
Net realized gains (losses)............    330,678     105,945    3,796,894    2,241,687      (48,240)    (307,901)
Change in unrealized gains
 (losses)..............................   (193,403)    333,264     (185,145)   4,994,090      658,872    1,535,951
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    131,803     433,958    3,235,785    6,986,764      633,309    1,289,491
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      6,384       2,800       16,589      112,385        9,590        3,865
Benefit payments.......................       (725)       (942)    (950,156)    (721,306)    (692,493)    (559,852)
Payments on termination................   (189,374)   (190,145)  (4,792,478)  (5,137,867)  (1,304,485)  (2,211,230)
Contract Maintenance Charge............     (1,764)     (1,870)     (90,385)    (108,476)     (37,723)     (45,023)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (154,908)    126,274   (1,633,253)  (1,602,177)    (491,637)    (123,599)
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (340,387)    (63,883)  (7,449,683)  (7,457,441)  (2,516,748)  (2,935,839)
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................   (208,584)    370,075   (4,213,898)    (470,677)  (1,883,439)  (1,646,348)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,492,957   1,122,882   28,727,078   29,197,755   11,122,317   12,768,665
                                        ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $1,284,373  $1,492,957  $24,513,180  $28,727,078  $ 9,238,878  $11,122,317
                                        ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................     45,007      46,897    1,612,531    2,084,831      778,147      989,939
       Units issued....................        376       5,111       34,038       42,142       18,665       37,976
       Units redeemed..................    (10,480)     (7,001)    (431,948)    (514,442)    (186,814)    (249,768)
                                        ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................     34,903      45,007    1,214,621    1,612,531      609,998      778,147
                                        ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                       -----------------------------------------------------------------------------
                                              OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                        VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                        (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                                                        OPPENHEIMER
                                              OPPENHEIMER            DISCOVERY MID CAP            OPPENHEIMER
                                            CORE BOND (SS)              GROWTH (SS)               GLOBAL (SS)
                                       ------------------------  ------------------------  ------------------------
                                           2014         2013         2014         2013         2014         2013
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   821,839  $   937,144  $  (125,890) $  (134,546) $   (95,230) $   (65,784)
Net realized gains (losses)...........    (593,676)    (953,593)     771,548      718,328    1,598,865      973,139
Change in unrealized gains
 (losses).............................   1,018,124     (534,424)    (375,488)   1,783,403   (1,419,809)   2,311,278
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................   1,246,287     (550,873)     270,170    2,367,185       83,826    3,218,633
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      32,463       75,490        3,789        6,833       33,957       40,004
Benefit payments......................    (536,585)  (1,105,459)     (78,590)    (212,069)  (1,249,535)    (630,329)
Payments on termination...............  (3,726,197)  (4,548,114)  (1,077,412)  (1,380,405)  (1,841,563)  (2,533,505)
Contract Maintenance Charge...........     (90,673)    (106,411)     (31,248)     (36,721)     (37,451)     (42,965)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (497,501)   1,889,584     (294,835)    (517,851)     (77,357)    (833,494)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (4,818,493)  (3,794,910)  (1,478,296)  (2,140,213)  (3,171,949)  (4,000,289)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (3,572,206)  (4,345,783)  (1,208,126)     226,972   (3,088,123)    (781,656)
NET ASSETS AT BEGINNING
 OF PERIOD............................  25,480,703   29,826,486    8,408,340    8,181,368   14,015,953   14,797,609
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $21,908,497  $25,480,703  $ 7,200,214  $ 8,408,340  $10,927,830  $14,015,953
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,963,462    3,398,034      403,809      524,103      505,405      666,356
       Units issued...................     118,305      511,317       18,766       10,700       20,914       16,418
       Units redeemed.................    (661,274)    (945,889)     (89,194)    (130,994)    (135,021)    (177,369)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................   2,420,493    2,963,462      333,381      403,809      391,298      505,405
                                       ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                 ---------------------------------------------------------------------------------
                                         OPPENHEIMER                 OPPENHEIMER                OPPENHEIMER
                                   VARIABLE ACCOUNT FUNDS      VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                   (SERVICE SHARES ("SS"))     (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                         SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                 --------------------------  --------------------------  ------------------------
                                         OPPENHEIMER                                            OPPENHEIMER
                                      GLOBAL STRATEGIC               OPPENHEIMER                MAIN STREET
                                         INCOME (SS)              MAIN STREET (SS)            SMALL CAP (SS)
                                 --------------------------  --------------------------  ------------------------
                                     2014          2013          2014          2013          2014         2013
                                 ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $  1,349,166  $  2,107,469  $   (448,837) $   (360,085) $  (185,704) $  (193,449)
Net realized gains (losses).....      567,037     1,182,366     5,209,792     4,167,543    4,814,774    3,031,762
Change in unrealized gains
 (losses).......................   (1,255,166)   (4,595,134)   (1,211,150)    8,531,465   (2,859,953)   4,080,369
                                 ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net
 assets from operations.........      661,037    (1,305,299)    3,549,805    12,338,923    1,769,117    6,918,682
                                 ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................       35,589       187,070        67,638        91,774       20,046       23,165
Benefit payments................   (1,514,521)   (1,817,537)     (985,105)   (1,222,070)    (261,765)    (559,770)
Payments on termination.........   (9,744,581)  (13,401,201)   (7,524,246)   (8,650,588)  (3,528,338)  (4,011,570)
Contract Maintenance
 Charge.........................     (208,288)     (261,173)     (145,705)     (178,243)     (69,604)     (85,075)
Transfers among the sub-
 accounts and with the Fixed
 Account--net...................     (215,047)    2,847,489    (1,906,118)   (4,244,619)  (1,005,438)  (1,877,886)
                                 ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net
 assets from contract
 transactions...................  (11,646,848)  (12,445,352)  (10,493,536)  (14,203,746)  (4,845,099)  (6,511,136)
                                 ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
 IN NET ASSETS..................  (10,985,811)  (13,750,651)   (6,943,731)   (1,864,823)  (3,075,982)     407,546
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................   63,803,061    77,553,712    46,945,083    48,809,906   21,001,662   20,594,116
                                 ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD......................... $ 52,817,250  $ 63,803,061  $ 40,001,352  $ 46,945,083  $17,925,680  $21,001,662
                                 ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........    3,575,219     4,256,612     2,272,930     3,053,875      673,675      913,051
       Units issued.............      186,142       384,128        42,121        66,708       25,994       37,880
       Units redeemed...........     (828,038)   (1,065,521)     (531,423)     (847,653)    (176,852)    (277,256)
                                 ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end
     of period..................    2,933,323     3,575,219     1,783,628     2,272,930      522,817      673,675
                                 ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ----------------------------------------------------
                                                     PIMCO VARIABLE      PIMCO VARIABLE   PIMCO VARIABLE
                                                     INSURANCE TRUST     INSURANCE TRUST  INSURANCE TRUST
                                                       SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                                     -----------------  ----------------  --------------
                                                      FOREIGN BOND                           PIMCO VIT
                                                     (US DOLLAR-HEDGED)   MONEY MARKET     TOTAL RETURN
                                                     -----------------  ----------------  --------------
                                                      2014      2013      2014     2013    2014    2013
                                                      ------   ------   -------  -------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    4    $    6   $  (288) $  (288) $   10  $    9
Net realized gains (losses).........................      9       108        --       --       3      15
Change in unrealized gains (losses).................    121      (129)       --       --      29     (71)
                                                      ------   ------   -------  -------  ------  ------
Increase (decrease) in net assets from operations...    134       (15)     (288)    (288)     42     (47)
                                                      ------   ------   -------  -------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --        --        --       --      --      --
Benefit payments....................................     --        --        --       --      --      --
Payments on termination.............................   (544)       --      (614)    (627)     --      --
Contract Maintenance Charge.........................     (3)       (4)      (41)     (41)     (6)     (5)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      3       307        48      157      23     255
                                                      ------   ------   -------  -------  ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................   (544)      303      (607)    (511)     17     250
                                                      ------   ------   -------  -------  ------  ------
INCREASE (DECREASE) IN NET ASSETS...................   (410)      288      (895)    (799)     59     203
NET ASSETS AT BEGINNING OF PERIOD...................  1,865     1,577    19,772   20,571   1,565   1,362
                                                      ------   ------   -------  -------  ------  ------
NET ASSETS AT END OF PERIOD......................... $1,455    $1,865   $18,877  $19,772  $1,624  $1,565
                                                      ======   ======   =======  =======  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    117        98     1,985    2,035      94      79
       Units issued.................................     --        19         5       16       1      15
       Units redeemed...............................    (34)       --       (66)     (66)     --      --
                                                      ------   ------   -------  -------  ------  ------
    Units outstanding at end of period..............     83       117     1,924    1,985      95      94
                                                      ======   ======   =======  =======  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------
                                               PIMCO VARIABLE           PIMCO VARIABLE           PIMCO VARIABLE
                                               INSURANCE TRUST          INSURANCE TRUST          INSURANCE TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ----------------------  ------------------------
                                             PIMCO VIT COMMODITY      PIMCO VIT EMERGING            PIMCO VIT
                                            REAL RETURN STRATEGY         MARKETS BOND              REAL RETURN
                                              (ADVISOR SHARES)         (ADVISOR SHARES)         (ADVISOR SHARES)
                                          ------------------------  ----------------------  ------------------------
                                              2014         2013        2014        2013         2014         2013
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (32,249) $     2,418  $   43,125  $   58,345  $   (10,927) $   (25,324)
Net realized gains (losses)..............    (419,263)    (465,442)     22,912      23,427        1,287      108,684
Change in unrealized gains (losses)......      79,577     (181,668)    (42,876)   (258,884)     119,441     (845,489)
                                          -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (371,935)    (644,692)     23,161    (177,112)     109,801     (762,129)
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,400        2,400          --          --           --           --
Benefit payments.........................    (237,921)     (69,185)    (26,078)    (27,386)    (431,131)     (84,560)
Payments on termination..................    (263,052)    (438,842)   (371,327)   (336,339)  (1,400,013)  (1,368,272)
Contract Maintenance Charge..............      (8,072)     (17,061)     (4,619)     (8,002)     (13,364)     (28,702)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (318,854)    (314,679)   (102,137)    (21,541)    (321,552)    (840,590)
                                          -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (825,499)    (837,367)   (504,161)   (393,268)  (2,166,060)  (2,322,124)
                                          -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,197,434)  (1,482,059)   (481,000)   (570,380)  (2,056,259)  (3,084,253)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   2,803,593    4,285,652   1,449,959   2,020,339    4,874,562    7,958,815
                                          -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 1,606,159  $ 2,803,593  $  968,959  $1,449,959  $ 2,818,303  $ 4,874,562
                                          ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     328,483      421,439      99,539     126,633      376,027      546,449
       Units issued......................      10,635       32,317       1,665      17,142        8,052       28,206
       Units redeemed....................    (103,025)    (125,273)    (34,163)    (44,236)    (169,463)    (198,628)
                                          -----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................     236,093      328,483      67,041      99,539      214,616      376,027
                                          ===========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     -----------------------------------------------------------
                                                          PIMCO VARIABLE
                                                          INSURANCE TRUST        PROFUNDS VP      PROFUNDS VP
                                                            SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                                                     ------------------------  ---------------  ---------------
                                                             PIMCO VIT
                                                           TOTAL RETURN            PROFUND          PROFUND
                                                         (ADVISOR SHARES)       VP FINANCIALS    VP HEALTH CARE
                                                     ------------------------  ---------------  ---------------
                                                         2014         2013       2014    2013     2014    2013
                                                     -----------  -----------  -------  ------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    54,079  $    93,743  $   (34) $  (43) $   (38) $  (48)
Net realized gains (losses).........................     196,267      411,113      858      55    1,389      62
Change in unrealized gains (losses).................     164,452   (1,302,005)    (656)    996     (906)  1,244
                                                     -----------  -----------  -------  ------  -------  ------
Increase (decrease) in net assets from operations...     414,798     (797,149)     168   1,008      445   1,258
                                                     -----------  -----------  -------  ------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       5,700        6,260       --      --       --      --
Benefit payments....................................  (1,179,179)    (338,527)      --      --       --      --
Payments on termination.............................  (3,301,083)  (4,435,258)  (2,700)     --   (2,435)     --
Contract Maintenance Charge.........................     (59,722)     (81,120)      --      (2)      --      (2)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (1,143,096)     683,963        1    (310)    (635)   (168)
                                                     -----------  -----------  -------  ------  -------  ------
Increase (decrease) in net assets from contract
 transactions.......................................  (5,677,380)  (4,164,682)  (2,699)   (312)  (3,070)   (170)
                                                     -----------  -----------  -------  ------  -------  ------
INCREASE (DECREASE) IN NET ASSETS...................  (5,262,582)  (4,961,831)  (2,531)    696   (2,625)  1,088
NET ASSETS AT BEGINNING OF PERIOD...................  18,497,049   23,458,880    4,301   3,605    4,562   3,474
                                                     -----------  -----------  -------  ------  -------  ------
NET ASSETS AT END OF PERIOD......................... $13,234,467  $18,497,049  $ 1,770  $4,301  $ 1,937  $4,562
                                                     ===========  ===========  =======  ======  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,297,205    1,582,517      485     529      265     278
       Units issued.................................      56,057      154,926       --      --       --      --
       Units redeemed...............................    (446,390)    (440,238)    (306)    (44)    (173)    (13)
                                                     -----------  -----------  -------  ------  -------  ------
    Units outstanding at end of period..............     906,872    1,297,205      179     485       92     265
                                                     ===========  ===========  =======  ======  =======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     --------------------------------------------------
                                                     PROFUNDS VP    PROFUNDS VP         PROFUNDS VP
                                                     SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT
                                                     ------------ -----------------  -----------------
                                                       PROFUND        PROFUND
                                                     VP LARGE-CAP        VP               PROFUND
                                                        VALUE     TELECOMMUNICATIONS    VP UTILITIES
                                                     ------------ -----------------  -----------------
                                                         2014       2014     2013      2014      2013
                                                     ------------ -------   ------   --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................   $   (717)  $    20   $   43   $    (40) $   193
Net realized gains (losses).........................          7       431      183      3,592       76
Change in unrealized gains (losses).................      4,194      (399)     128        (17)   1,849
                                                       --------   -------   ------   --------  -------
Increase (decrease) in net assets from operations...      3,484        52      354      3,535    2,118
                                                       --------   -------   ------   --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................         --        --       --         --       --
Benefit payments....................................         --        --       --         --       --
Payments on termination.............................         --    (2,527)      --    (10,715)      --
Contract Maintenance Charge.........................         --        (2)      (2)        (8)      (8)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    312,187       396     (180)        (1)      --
                                                       --------   -------   ------   --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    312,187    (2,133)    (182)   (10,724)      (8)
                                                       --------   -------   ------   --------  -------
INCREASE (DECREASE) IN NET ASSETS...................    315,671    (2,081)     172     (7,189)   2,110
NET ASSETS AT BEGINNING OF PERIOD...................         --     3,661    3,489     20,311   18,201
                                                       --------   -------   ------   --------  -------
NET ASSETS AT END OF PERIOD.........................   $315,671   $ 1,580   $3,661   $ 13,122  $20,311
                                                       ========   =======   ======   ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........         --       328      345      1,936    1,937
       Units issued.................................     25,934        36       --         --       --
       Units redeemed...............................         --      (221)     (17)      (928)      (1)
                                                       --------   -------   ------   --------  -------
    Units outstanding at end of period..............     25,934       143      328      1,008    1,936
                                                       ========   =======   ======   ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  -----------------------  ------------------------
                                                  VT AMERICAN               VT CAPITAL             VT DIVERSIFIED
                                               GOVERNMENT INCOME          OPPORTUNITIES                INCOME
                                           ------------------------  -----------------------  ------------------------
                                               2014         2013         2014        2013         2014         2013
                                           -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   513,193  $      (857) $   (55,943) $  (40,400) $ 1,765,172  $   556,422
Net realized gains (losses)...............    (477,508)    (958,556)   1,203,355     311,063     (332,310)    (460,758)
Change in unrealized gains (losses).......     529,942      464,570     (899,244)  1,035,483   (1,646,886)   1,704,506
                                           -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................     565,627     (494,843)     248,168   1,306,146     (214,024)   1,800,170
                                           -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      11,160       14,238        7,414       3,947       33,181       12,197
Benefit payments..........................    (524,621)    (983,451)    (307,135)    (33,712)    (996,403)  (1,290,752)
Payments on termination...................  (1,848,623)  (4,580,065)    (586,836)   (518,716)  (2,362,133)  (2,952,601)
Contract Maintenance Charge...............     (39,223)     (46,413)     (12,676)    (12,945)     (45,619)     (55,008)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (491,128)    (295,635)    (461,934)     66,773     (115,881)    (721,226)
                                           -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (2,892,435)  (5,891,326)  (1,361,167)   (494,653)  (3,486,855)  (5,007,390)
                                           -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (2,326,808)  (6,386,169)  (1,112,999)    811,493   (3,700,879)  (3,207,220)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  20,483,747   26,869,916    5,254,818   4,443,325   27,838,641   31,045,861
                                           -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $18,156,939  $20,483,747  $ 4,141,819  $5,254,818  $24,137,762  $27,838,641
                                           ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,241,361    1,585,965      196,315     219,370    1,484,369    1,757,585
       Units issued.......................      46,756       82,331        7,426      32,152       62,470       86,683
       Units redeemed.....................    (220,379)    (426,935)     (57,093)    (55,207)    (246,701)    (359,899)
                                           -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of period....   1,067,738    1,241,361      146,648     196,315    1,300,138    1,484,369
                                           ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  ------------------------
                                                   VT EQUITY                   VT GEORGE                  VT GLOBAL
                                                    INCOME                  PUTNAM BALANCED           ASSET ALLOCATION
                                          --------------------------  --------------------------  ------------------------
                                              2014          2013          2014          2013          2014         2013
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    258,311  $    446,194  $     75,101  $    189,229  $   225,314  $    97,320
Net realized gains (losses)..............    9,673,480     8,315,285       (15,225)   (1,499,416)   1,920,254      899,473
Change in unrealized gains (losses)......   (1,997,695)   12,574,193     4,790,470    10,449,701     (333,150)   3,024,230
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    7,934,096    21,335,672     4,850,346     9,139,514    1,812,418    4,021,023
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      111,782       122,328        65,279       178,807       32,379      425,013
Benefit payments.........................   (4,034,865)   (1,788,716)   (2,450,059)   (1,875,383)    (579,262)    (526,867)
Payments on termination..................  (10,261,491)  (10,756,984)   (7,252,410)   (7,938,341)  (2,618,039)  (3,828,128)
Contract Maintenance Charge..............     (211,293)     (235,778)     (134,435)     (157,101)     (63,007)     (70,176)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (2,636,483)   (3,658,799)     (806,521)     (573,700)    (326,094)     689,278
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (17,032,350)  (16,317,949)  (10,578,146)  (10,365,718)  (3,554,023)  (3,310,880)
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (9,098,254)    5,017,723    (5,727,800)   (1,226,204)  (1,741,605)     710,143
NET ASSETS AT BEGINNING OF
 PERIOD..................................   81,755,988    76,738,265    58,941,080    60,167,284   25,064,186   24,354,043
                                          ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 72,657,734  $ 81,755,988  $ 53,213,280  $ 58,941,080  $23,322,581  $25,064,186
                                          ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,717,325     4,564,695     4,308,538     5,103,989    1,469,701    1,667,086
       Units issued......................      134,388       201,452       148,455       196,493       43,616      147,001
       Units redeemed....................     (921,025)   (1,048,822)     (893,312)     (991,944)    (238,965)    (344,386)
                                          ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    2,930,688     3,717,325     3,563,681     4,308,538    1,274,352    1,469,701
                                          ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                  VT GLOBAL                 VT GLOBAL                 VT GLOBAL
                                                   EQUITY                  HEALTH CARE                UTILITIES
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (174,390) $    26,731  $  (350,047) $   (83,495) $   164,184  $   131,277
Net realized gains (losses)..............     249,113     (248,179)   4,734,088    1,853,457      726,751       41,869
Change in unrealized gains (losses)......     (30,585)   4,878,650    2,473,621    7,212,845      525,174    1,248,147
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      44,138    4,657,202    6,857,662    8,982,807    1,416,109    1,421,293
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      16,410        7,842       51,656       44,381       23,442        7,403
Benefit payments.........................    (533,450)    (332,981)    (705,993)    (279,150)    (470,256)    (382,605)
Payments on termination..................  (1,777,691)  (1,965,172)  (3,144,707)  (2,311,128)  (1,460,786)  (1,143,100)
Contract Maintenance Charge..............     (45,201)     (50,157)     (86,654)     (86,425)     (27,837)     (31,268)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (306,434)    (250,485)  (1,486,805)  (1,322,642)    (271,148)    (468,375)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,646,366)  (2,590,953)  (5,372,503)  (3,954,964)  (2,206,585)  (2,017,945)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,602,228)   2,066,249    1,485,159    5,027,843     (790,476)    (596,652)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,695,520   16,629,271   29,447,049   24,419,206   11,549,547   12,146,199
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $16,093,292  $18,695,520  $30,932,208  $29,447,049  $10,759,071  $11,549,547
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,631,772    1,893,013    1,449,392    1,678,081      882,580    1,039,879
       Units issued......................      19,223       60,373       30,791       29,098       30,569       30,083
       Units redeemed....................    (242,893)    (321,614)    (271,271)    (257,787)    (179,836)    (187,382)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,408,102    1,631,772    1,208,912    1,449,392      733,313      882,580
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                 VT GROWTH AND                VT GROWTH
                                                    INCOME                  OPPORTUNITIES             VT HIGH YIELD
                                          --------------------------  ------------------------  ------------------------
                                              2014          2013          2014         2013         2014         2013
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (94,631) $    402,187  $  (127,781) $   (93,274) $ 1,765,576  $ 2,371,764
Net realized gains (losses)..............    4,663,869      (108,474)   1,179,415      409,024      189,477      162,466
Change in unrealized gains (losses)......    8,759,823    43,169,403      150,958    2,646,141   (1,811,838)      26,536
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   13,329,061    43,463,116    1,202,592    2,961,891      143,215    2,560,766
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      124,564       128,173       22,935       19,869       32,424       74,909
Benefit payments.........................   (6,174,569)   (4,124,888)    (592,237)    (199,652)  (1,024,362)    (873,944)
Payments on termination..................  (15,325,487)  (15,342,505)  (1,132,739)  (1,227,779)  (5,254,689)  (5,368,785)
Contract Maintenance Charge..............     (322,490)     (347,130)     (27,267)     (28,674)     (99,815)    (120,293)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,212,383)   (5,392,999)     (42,841)    (326,990)    (237,457)    (968,024)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (25,910,365)  (25,079,349)  (1,772,149)  (1,763,226)  (6,583,899)  (7,256,137)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (12,581,304)   18,383,767     (569,557)   1,198,665   (6,440,684)  (4,695,371)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  157,750,955   139,367,188   10,806,369    9,607,704   39,729,295   44,424,666
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $145,169,651  $157,750,955  $10,236,812  $10,806,369  $33,288,611  $39,729,295
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   10,395,411    12,240,404    1,549,424    1,846,961    1,803,630    2,136,172
       Units issued......................      183,873       267,423      109,788       90,696      107,367      132,349
       Units redeemed....................   (1,817,946)   (2,112,416)    (353,243)    (388,233)    (399,169)    (464,891)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    8,761,338    10,395,411    1,305,969    1,549,424    1,511,828    1,803,630
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ---------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  ------------------------
                                                                                  VT                         VT
                                                                             INTERNATIONAL              INTERNATIONAL
                                                   VT INCOME                    EQUITY                     GROWTH
                                          --------------------------  --------------------------  ------------------------
                                              2014          2013          2014          2013          2014         2013
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  3,711,236  $  2,150,100  $   (496,794) $    (57,694) $  (181,306) $   (45,241)
Net realized gains (losses)..............       35,527       (28,471)     (343,626)   (3,186,010)     652,504      384,521
Change in unrealized gains (losses)......      106,270    (1,820,516)   (6,051,196)   25,060,014   (1,438,313)   2,311,028
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    3,853,033       301,113    (6,891,616)   21,816,310     (967,115)   2,650,308
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       71,480       202,628        83,361       104,215       34,779       32,597
Benefit payments.........................   (2,275,094)   (2,934,607)   (4,140,306)   (1,914,154)    (294,381)    (246,565)
Payments on termination..................  (10,644,746)  (12,504,814)  (11,564,244)  (11,195,499)  (1,217,895)  (1,295,732)
Contract Maintenance Charge..............     (216,298)     (258,731)     (207,243)     (241,113)     (45,286)     (49,678)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      250,624       975,923      (149,613)   (4,083,499)    (532,941)    (424,519)
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (12,814,034)  (14,519,601)  (15,978,045)  (17,330,050)  (2,055,724)  (1,983,897)
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (8,961,001)  (14,218,488)  (22,869,661)    4,486,260   (3,022,839)     666,411
NET ASSETS AT BEGINNING OF
 PERIOD..................................   81,699,322    95,917,810    97,084,744    92,598,484   14,739,110   14,072,699
                                          ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 72,738,321  $ 81,699,322  $ 74,215,083  $ 97,084,744  $11,716,271  $14,739,110
                                          ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,976,957     5,874,394     6,439,224     7,707,149    1,126,303    1,305,998
       Units issued......................      196,137       533,458       333,059       234,377       42,672       47,304
       Units redeemed....................     (959,513)   (1,430,895)   (1,353,732)   (1,502,302)    (201,409)    (226,999)
                                          ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    4,213,581     4,976,957     5,418,551     6,439,224      967,566    1,126,303
                                          ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------------
                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------------
                                           VT INTERNATIONAL VALUE         VT INVESTORS              VT MONEY MARKET
                                          ------------------------  ------------------------  --------------------------
                                              2014         2013         2014         2013         2014          2013
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (2,655) $   186,127  $  (123,601) $    51,229  $   (926,243) $ (1,108,935)
Net realized gains (losses)..............    (381,488)    (693,037)   3,209,987    1,621,994            --            --
Change in unrealized gains (losses)......  (1,217,661)   3,441,218    3,409,498   14,020,635            --            --
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................  (1,601,804)   2,934,308    6,495,884   15,693,858      (926,243)   (1,108,935)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      12,336       14,050       64,224       74,169       232,554       308,460
Benefit payments.........................    (281,965)    (339,664)  (1,680,954)  (1,098,828)   (1,935,271)   (2,661,207)
Payments on termination..................  (1,356,273)  (1,169,910)  (5,847,766)  (5,550,839)  (21,990,656)  (32,621,685)
Contract Maintenance Charge..............     (40,010)     (43,677)    (135,920)    (148,451)     (260,022)     (326,350)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (213,580)    (388,514)  (1,561,395)  (2,475,247)   14,891,574    19,929,387
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,879,492)  (1,927,715)  (9,161,811)  (9,199,196)   (9,061,821)  (15,371,395)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,481,296)   1,006,593   (2,665,927)   6,494,662    (9,988,064)  (16,480,330)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  16,375,197   15,368,604   57,858,199   51,363,537    65,392,595    81,872,925
                                          -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $12,893,901  $16,375,197  $55,192,272  $57,858,199  $ 55,404,531  $ 65,392,595
                                          ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,095,568    1,238,497    4,883,933    5,774,716     6,570,296     8,055,080
       Units issued......................      38,486       46,307       98,520       59,284     2,811,183     3,683,580
       Units redeemed....................    (166,358)    (189,236)    (847,299)    (950,067)   (3,739,971)   (5,168,364)
                                          -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................     967,696    1,095,568    4,135,154    4,883,933     5,641,508     6,570,296
                                          ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  -----------------------  ------------------------
                                              VT MULTI-CAP GROWTH        VT MULTI-CAP VALUE           VT RESEARCH
                                          --------------------------  -----------------------  ------------------------
                                              2014          2013          2014        2013         2014         2013
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (892,666) $   (698,311) $   (52,422) $  (11,271) $  (149,916) $   (68,515)
Net realized gains (losses)..............    4,789,799     2,293,723      543,026     286,496    1,908,183    1,124,502
Change in unrealized gains (losses)......    5,246,411    21,820,184      195,725   2,103,067    1,434,348    5,938,683
                                          ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    9,143,544    23,415,596      686,329   2,378,292    3,192,615    6,994,670
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      114,005       117,297        3,402       8,043       34,883       21,084
Benefit payments.........................   (1,768,205)   (1,132,901)    (423,274)   (110,013)    (511,250)    (345,337)
Payments on termination..................   (8,229,695)   (7,279,925)    (616,502)   (793,758)  (3,173,281)  (2,503,419)
Contract Maintenance Charge..............     (241,963)     (256,038)     (18,144)    (17,125)     (65,409)     (69,486)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (3,394,174)   (3,739,628)    (174,474)    (82,977)    (944,160)  (1,356,901)
                                          ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (13,520,032)  (12,291,195)  (1,228,992)   (995,830)  (4,659,217)  (4,254,059)
                                          ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (4,376,488)   11,124,401     (542,663)  1,382,462   (1,466,602)   2,740,611
NET ASSETS AT BEGINNING OF
 PERIOD..................................   85,226,822    74,102,421    7,870,846   6,488,384   26,998,166   24,257,555
                                          ------------  ------------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 80,850,334  $ 85,226,822  $ 7,328,183  $7,870,846  $25,531,564  $26,998,166
                                          ============  ============  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    7,351,368     8,569,440      301,198     347,532    1,931,597    2,278,607
       Units issued......................       81,067       122,607       20,698      28,444       26,630       34,932
       Units redeemed....................   (1,194,628)   (1,340,679)     (65,100)    (74,778)    (338,917)    (381,942)
                                          ------------  ------------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    6,237,807     7,351,368      256,796     301,198    1,619,310    1,931,597
                                          ============  ============  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          --------------------------------------------------------------------------------
                                                                                                    THE UNIVERSAL
                                            PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST    INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT                 SUB-ACCOUNT             SUB-ACCOUNT
                                          -------------------------  --------------------------  ------------------------
                                                                                                    VAN KAMPEN UIF
                                                                                                      CORE PLUS
                                              VT SMALL CAP VALUE             VT VOYAGER              FIXED INCOME
                                          -------------------------  --------------------------  ------------------------
                                              2014          2013         2014          2013        2014          2013
                                          ------------  -----------  ------------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (426,787) $  (284,082) $   (821,806) $   (724,714) $  9,136     $  16,643
Net realized gains (losses)..............   11,355,592    2,152,319     8,880,618     4,029,096       644        (4,761)
Change in unrealized gains (losses)......  (10,334,607)  12,462,880       647,307    34,810,368    31,429       (28,226)
                                          ------------  -----------  ------------  ------------   --------     ---------
Increase (decrease) in net assets from
 operations..............................      594,198   14,331,117     8,706,119    38,114,750    41,209       (16,344)
                                          ------------  -----------  ------------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       46,509       26,725       108,771       128,626     5,356           550
Benefit payments.........................   (3,374,489)    (961,425)   (2,339,780)   (2,698,176)      263            --
Payments on termination..................   (5,115,076)  (6,026,650)  (12,682,581)  (12,398,643)  (12,362)     (127,015)
Contract Maintenance Charge..............      (65,569)     (72,165)     (293,337)     (314,841)     (173)         (210)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (857,416)  (1,271,530)   (3,799,314)   (5,198,021)   78,232      (107,457)
                                          ------------  -----------  ------------  ------------   --------     ---------
Increase (decrease) in net assets from
 contract transactions...................   (9,366,041)  (8,305,045)  (19,006,241)  (20,481,055)   71,316      (234,132)
                                          ------------  -----------  ------------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (8,771,843)   6,026,072   (10,300,122)   17,633,695   112,525      (250,476)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   48,018,235   41,992,163   119,380,863   101,747,168   659,314       909,790
                                          ------------  -----------  ------------  ------------   --------     ---------
NET ASSETS AT END OF
 PERIOD.................................. $ 39,246,392  $48,018,235  $109,080,741  $119,380,863  $771,839     $ 659,314
                                          ============  ===========  ============  ============   ========     =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,813,484    2,165,359     8,343,053    10,008,270    47,604        63,832
       Units issued......................       47,484       86,559       182,038       196,884     7,451           582
       Units redeemed....................     (418,823)    (438,434)   (1,440,286)   (1,862,101)   (3,032)      (16,810)
                                          ------------  -----------  ------------  ------------   --------     ---------
    Units outstanding at end of
     period..............................    1,442,145    1,813,484     7,084,805     8,343,053    52,023        47,604
                                          ============  ===========  ============  ============   ========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                           ------------------------------------------------------------------------------
                                                 THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                           INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------- -------------------------
                                                                                                     VAN KAMPEN UIF
                                                VAN KAMPEN UIF            VAN KAMPEN UIF            GLOBAL TACTICAL
                                                   EMERGING                   GLOBAL                ASSET ALLOCATION
                                                MARKETS EQUITY            INFRASTRUCTURE               PORTFOLIO
                                           ------------------------  ------------------------- -------------------------
                                               2014         2013          2014 (AL) (AO)           2014          2013
                                           -----------  -----------  ------------------------- ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (267,031) $  (119,632)        $  (525,817)       $   (512,652) $  (848,514)
Net realized gains (losses)...............     499,536      555,468             381,968           8,229,484      243,466
Change in unrealized gains (losses).......  (1,393,612)  (1,186,166)          4,233,081          (6,911,526)   9,141,244
                                           -----------  -----------         -----------        ------------  -----------
Increase (decrease) in net assets from
 operations...............................  (1,161,107)    (750,330)          4,089,232             805,306    8,536,196
                                           -----------  -----------         -----------        ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      13,131        1,196               1,051              38,272       69,001
Benefit payments..........................  (1,032,683)    (839,604)         (1,456,374)         (4,973,282)  (2,935,108)
Payments on termination...................  (1,841,572)  (2,438,103)         (3,466,814)         (6,515,373)  (6,704,990)
Contract Maintenance Charge...............      (6,879)      (8,537)            (13,320)            (33,239)     (27,405)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (1,112,786)  (1,316,698)         54,042,073          (1,645,994)  80,792,780
                                           -----------  -----------         -----------        ------------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (3,980,789)  (4,601,746)         49,106,616         (13,129,616)  71,194,278
                                           -----------  -----------         -----------        ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (5,141,896)  (5,352,076)         53,195,848         (12,324,310)  79,730,474
NET ASSETS AT BEGINNING OF
 PERIOD...................................  23,230,741   28,582,817                  --          92,037,316   12,306,842
                                           -----------  -----------         -----------        ------------  -----------
NET ASSETS AT END OF PERIOD............... $18,088,845  $23,230,741         $53,195,848        $ 79,713,006  $92,037,316
                                           ===========  ===========         ===========        ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,142,301    1,376,954                  --           6,535,807    1,140,279
       Units issued.......................      36,286       57,045           1,376,931             134,015    6,458,191
       Units redeemed.....................    (243,009)    (291,698)           (146,700)         (1,096,163)  (1,062,663)
                                           -----------  -----------         -----------        ------------  -----------
    Units outstanding at end of period....     935,578    1,142,301           1,230,231           5,573,659    6,535,807
                                           ===========  ===========         ===========        ============  ===========

--------
(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(ao)For the period beginning April 25, 2014 and ended December 31, 2014

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               VAN KAMPEN UIF            VAN KAMPEN UIF            VAN KAMPEN UIF
                                                   GROWTH                MID CAP GROWTH           U.S. REAL ESTATE
                                          ------------------------  ------------------------  ------------------------
                                              2014         2013         2014         2013         2014         2013
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (425,082) $  (287,222) $  (252,907) $  (208,565) $   (48,018) $  (126,535)
Net realized gains (losses)..............   3,978,564    3,262,900    2,770,967    1,148,322      954,223      523,424
Change in unrealized gains (losses)......  (2,384,148)   6,322,922   (2,496,551)   3,824,471    3,893,717     (195,383)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   1,169,334    9,298,600       21,509    4,764,228    4,799,922      201,506
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      18,914        8,819       10,348        1,980        4,159        3,295
Benefit payments.........................    (579,734)  (1,084,916)    (352,481)    (869,071)    (472,835)    (821,539)
Payments on termination..................  (2,625,276)  (2,815,617)  (1,970,147)  (2,128,345)  (2,602,622)  (2,078,367)
Contract Maintenance Charge..............     (32,484)     (34,273)      (4,482)      (5,244)      (5,733)      (6,771)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (61,716)  (1,340,526)     (52,813)    (649,878)    (416,326)      46,231
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,280,296)  (5,266,513)  (2,369,575)  (3,650,558)  (3,493,357)  (2,857,151)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,110,962)   4,032,087   (2,348,066)   1,113,670    1,306,565   (2,655,645)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  27,381,980   23,349,893   16,584,916   15,471,246   18,745,695   21,401,340
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $25,271,018  $27,381,980  $14,236,850  $16,584,916  $20,052,260  $18,745,695
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,539,643    1,900,701      651,384      820,313      597,405      681,791
       Units issued......................      92,542       81,527       38,687       38,238       32,324       54,728
       Units redeemed....................    (264,689)    (442,585)    (132,413)    (207,167)    (129,231)    (139,114)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,367,496    1,539,643      557,658      651,384      500,498      597,405
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------------
                                          THE UNIVERSAL             THE UNIVERSAL              THE UNIVERSAL
                                    INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                           (CLASS II)                (CLASS II)                 (CLASS II)
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                         VAN KAMPEN UIF            VAN KAMPEN UIF             VAN KAMPEN UIF
                                            EMERGING                  EMERGING                    GLOBAL
                                     MARKETS DEBT (CLASS II)  MARKETS EQUITY (CLASS II)    FRANCHISE (CLASS II)
                                    ------------------------  ------------------------  --------------------------
                                        2014         2013         2014         2013         2014          2013
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   422,267  $   321,663  $  (107,598) $   (57,282) $    169,227  $    472,633
Net realized gains (losses)........     112,040      398,986      146,177      166,060     7,630,232     6,827,912
Change in unrealized gains
 (losses)..........................    (316,471)  (2,187,913)    (439,342)    (422,654)   (6,631,575)      889,359
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................     217,836   (1,467,264)    (400,763)    (313,876)    1,167,884     8,189,904
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      25,139       40,944        2,400       20,816         7,554        49,791
Benefit payments...................    (218,866)    (200,814)    (423,911)    (254,974)   (1,378,868)   (1,270,829)
Payments on termination............  (1,786,887)  (2,649,608)  (1,622,109)  (2,101,258)   (8,299,529)   (9,841,269)
Contract Maintenance Charge........     (39,928)     (50,813)     (32,228)     (44,426)     (139,249)     (181,619)
Transfers among the sub-
 accounts and with the Fixed
 Account--net......................    (309,511)     904,787     (340,601)     220,000      (742,212)   (1,595,053)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (2,330,053)  (1,955,504)  (2,416,449)  (2,159,842)  (10,552,304)  (12,838,979)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (2,112,217)  (3,422,768)  (2,817,212)  (2,473,718)   (9,384,420)   (4,649,075)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  12,011,510   15,434,278    9,292,661   11,766,379    46,552,844    51,201,919
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 9,899,293  $12,011,510  $ 6,475,449  $ 9,292,661  $ 37,168,424  $ 46,552,844
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........     523,701      604,953      274,131      337,810     1,855,844     2,388,625
       Units issued................      35,583       76,368        8,563       39,507        67,257        68,866
       Units redeemed..............    (133,789)    (157,620)     (78,424)    (103,186)     (476,940)     (601,647)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................     425,495      523,701      204,270      274,131     1,446,161     1,855,844
                                    ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -----------------------------------------------------------------------------
                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 (CLASS II)                (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------- ------------------------  ------------------------
                                               VAN KAMPEN UIF         VAN KAMPEN UIF GLOBAL
                                            GLOBAL INFRASTRUCTURE   TACTICAL ASSET ALLOCATION      VAN KAMPEN UIF
                                                 (CLASS II)           PORTFOLIO (CLASS II)        GROWTH (CLASS II)
                                          ------------------------- ------------------------  ------------------------
                                               2014 (AN) (AO)           2014      2013 (AR)       2014         2013
                                          ------------------------- -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............        $  (171,848)       $  (301,369) $  (353,017) $  (104,727) $   (96,005)
Net realized gains (losses)..............             92,150          2,925,563      194,305    1,376,981    1,294,707
Change in unrealized gains (losses)......          1,103,251         (2,482,864)   2,925,892     (971,176)   1,383,066
                                                 -----------        -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................          1,023,553            141,330    2,767,180      301,078    2,581,768
                                                 -----------        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................                140              8,575        3,780          630       86,135
Benefit payments.........................           (168,862)        (1,079,201)    (595,958)     (39,366)    (191,225)
Payments on termination..................         (1,031,761)        (3,190,006)  (3,026,532)  (1,719,735)  (1,311,924)
Contract Maintenance Charge..............             (8,002)           (41,046)     (38,236)     (16,407)     (22,405)
Transfers among the sub-accounts and
 with the Fixed Account--net.............         14,361,116           (626,004)  32,869,182       40,108     (680,258)
                                                 -----------        -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................         13,152,631         (4,927,682)  29,212,236   (1,734,770)  (2,119,677)
                                                 -----------        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................         14,176,184         (4,786,352)  31,979,416   (1,433,692)     462,091
NET ASSETS AT BEGINNING OF
 PERIOD..................................                 --         31,979,416           --    7,193,733    6,731,642
                                                 -----------        -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD..................................        $14,176,184        $27,193,064  $31,979,416  $ 5,760,041  $ 7,193,733
                                                 ===========        ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................                 --          2,266,446           --      288,380      394,116
       Units issued......................            870,648             28,812    2,608,145        4,665       19,720
       Units redeemed....................            (72,143)          (372,717)    (341,699)     (70,497)    (125,456)
                                                 -----------        -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................            798,505          1,922,541    2,266,446      222,548      288,380
                                                 ===========        ===========  ===========  ===========  ===========

--------
(an)On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)
(ao)For the period beginning April 25, 2014 and ended December 31, 2014
(ar)For the period beginning April 26, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ------------------------------------------------------------------------------
                                          THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                    INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                           (CLASS II)                (CLASS II)                 (CLASS II)
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  -------------------------
                                         VAN KAMPEN UIF            VAN KAMPEN UIF             VAN KAMPEN UIF
                                             MID CAP                SMALL COMPANY               U.S. REAL
                                        GROWTH (CLASS II)         GROWTH (CLASS II)         ESTATE (CLASS II)
                                    ------------------------  ------------------------  -------------------------
                                        2014         2013         2014         2013         2014          2013
                                    -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  (345,660) $  (341,709) $  (170,047) $  (190,117) $   (148,805) $  (316,873)
Net realized gains (losses)........   4,032,819    1,673,263    3,746,802    1,480,168     2,384,391    1,051,069
Change in unrealized gains
 (losses)..........................  (3,749,350)   5,862,370   (5,466,066)   4,540,284     6,810,339     (418,503)
                                    -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations...................     (62,191)   7,193,924   (1,889,311)   5,830,335     9,045,925      315,693
                                    -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      32,297       47,111        8,576        7,324        65,812       53,228
Benefit payments...................    (740,924)    (647,580)    (283,930)    (306,668)   (1,264,205)    (860,700)
Payments on termination............  (3,991,553)  (4,205,056)  (2,152,214)  (1,751,587)   (6,441,833)  (7,045,278)
Contract Maintenance Charge........     (82,320)    (102,785)     (33,492)     (42,578)     (133,644)    (154,233)
Transfers among the sub-
 accounts and with the Fixed
 Account--net......................    (638,361)  (1,973,607)     182,315     (898,894)   (2,850,037)   2,142,005
                                    -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions........  (5,420,861)  (6,881,917)  (2,278,745)  (2,992,403)  (10,623,907)  (5,864,978)
                                    -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (5,483,052)     312,007   (4,168,056)   2,837,932    (1,577,982)  (5,549,285)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  23,805,207   23,493,200   12,718,272    9,880,340    36,894,318   42,443,603
                                    -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................ $18,322,155  $23,805,207  $ 8,550,216  $12,718,272  $ 35,316,336  $36,894,318
                                    ===========  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,037,365    1,394,377      362,668      474,136     1,348,046    1,553,316
       Units issued................      38,533       35,949       20,978        8,032        61,553      153,078
       Units redeemed..............    (274,130)    (392,961)     (94,819)    (119,500)     (396,551)    (358,348)
                                    -----------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period........................     801,768    1,037,365      288,827      362,668     1,013,048    1,348,046
                                    ===========  ===========  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate's contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.

Allstate issued the following variable annuity contracts through the Account (collectively the "Contracts"). The Account accepts additional deposits from existing contractholders but is closed to new contractholders.

AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity
Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra) Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex) Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

ADVANCED SERIES TRUST                      ADVANCED SERIES TRUST (CONTINUED)
       AST Academic Strategies Asset              AST High Yield
          Allocation                              AST International Growth
       AST Advanced Strategies                    AST International Value
       AST AQR Emerging Markets                   AST Investment Grade Bond
          Equity*                                 AST Jennison Large-Cap Growth*
       AST AQR Large-Cap*                         AST J.P. Morgan Global Thematic
       AST Balanced Asset Allocation              AST J.P. Morgan International
       AST BlackRock Global Strategies               Equity
       AST BlackRock iShares ETF*                 AST J.P. Morgan Strategic
       AST Bond Portfolio 2016*                      Opportunities
       AST Bond Portfolio 2018                    AST Large-Cap Value
       AST Bond Portfolio 2019                    AST Loomis Sayles Large-Cap
       AST Bond Portfolio 2020*                      Growth (On February 7,
       AST Bond Portfolio 2021*                      2014, AST Goldman Sachs
       AST Bond Portfolio 2022                       Concentrated Growth merged
       AST Bond Portfolio 2023                       into AST Loomis Sayles
       AST Bond Portfolio 2024                       Large-Cap Growth)
       AST Bond Portfolio 2025 (For               AST Lord Abbett Core Fixed
          the period beginning                       Income
          January 2, 2014 and ended               AST MFS Global Equity
          December 31, 2014)                      AST MFS Growth
       AST Capital Growth Asset                   AST MFS Large-Cap Value*
          Allocation                              AST Mid-Cap Value
       AST ClearBridge Dividend                   AST Money Market
          Growth*                                 AST Neuberger Berman Core Bond*
       AST Cohen & Steers Realty                  AST Neuberger Berman / LSV
       AST Defensive Asset Allocation*               Mid-Cap Value
       AST FI Pyramis(R) Asset                    AST Neuberger Berman Mid-Cap
          Allocation                                 Growth
       AST FI Pyramis(R) Quantitative             AST Neuberger Berman Small-Cap
          (previously known as AST                   Growth*
          First Trust Balanced Target)            AST New Discovery Asset
       AST Franklin Templeton                        Allocation
          Founding Funds Allocation               AST Western Asset Emerging
       AST Franklin Templeton                        Markets Debt*
          Founding Funds Plus*                    AST Parametric Emerging
       AST Global Real Estate                        Markets Equity
       AST Goldman Sachs Concentrated             AST PIMCO Limited Maturity Bond
          Growth (On February 7,                  AST PIMCO Total Return Bond
          2014, AST Goldman Sachs                 AST Preservation Asset
          Concentrated Growth merged                 Allocation
          into AST Loomis Sayles                  AST Prudential Core Bond*
          Large-Cap Growth) (For the              AST Prudential Growth
          period beginning January 1,                Allocation
          2014 and ended February 7,              AST QMA Emerging Markets
          2014)                                      Equity*
       AST Goldman Sachs Large-Cap                AST QMA Large-Cap*
          Value                                   AST QMA US Equity Alpha
       AST Goldman Sachs Mid-Cap                  AST Quantitative Modeling*
          Growth                                  AST RCM World Trends
       AST Goldman Sachs Multi-Asset              AST Schroders Global Tactical
       AST Goldman Sachs Small-Cap                AST Schroders Multi-Asset
          Value                                      World Strategies
       AST Herndon Large-Cap Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

ADVANCED SERIES TRUST (CONTINUED)          DREYFUS SOCIALLY RESPONSIBLE GROWTH
       AST Small-Cap Growth                  FUND, INC.
       AST Small-Cap Growth                       Dreyfus Socially Responsible
          Opportunities (previously                  Growth Fund
          known as AST Federated           DREYFUS STOCK INDEX FUND
          Aggressive Growth)*                     Dreyfus Stock Index Fund
       AST Small-Cap Value                 DREYFUS VARIABLE INVESTMENT FUND
       AST Templeton Global Bond                  VIF Growth & Income
       AST T. Rowe Price Asset                    VIF Money Market
          Allocation                       FEDERATED INSURANCE SERIES
       AST T. Rowe Price Equity Income            Federated Prime Money Fund II
       AST T. Rowe Price Large-Cap         FIDELITY VARIABLE INSURANCE PRODUCTS
          Growth                             FUND
       AST T. Rowe Price Natural                  VIP Contrafund
          Resources                               VIP Equity-Income
       AST Wellington Management                  VIP Growth
          Hedged Equity                           VIP High Income
       AST Western Asset Core Plus                VIP Index 500
          Bond                                    VIP Investment Grade Bond
ALLIANCE BERNSTEIN VARIABLE PRODUCT               VIP Overseas
  SERIES FUND                              FIDELITY VARIABLE INSURANCE PRODUCTS
       AllianceBernstein VPS Growth          FUND (SERVICE CLASS 2)
       AllianceBernstein VPS Growth &             VIP Asset Manager Growth
          Income                                     (Service Class 2)
       AllianceBernstein VPS                      VIP Contrafund (Service
          International Value                        Class 2)
       AllianceBernstein VPS Large                VIP Equity-Income (Service
          Cap Growth                                 Class 2)
       AllianceBernstein VPS                      VIP Freedom 2010 Portfolio
          Small/Mid Cap Value                        (Service Class 2)
       AllianceBernstein VPS Value                VIP Freedom 2020 Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS,                (Service Class 2)
  INC.                                            VIP Freedom 2030 Portfolio
       American Century VP Balanced                  (Service Class 2)
       American Century VP                        VIP Freedom Income Portfolio
          International                              (Service Class 2)
DEUTSCHE VARIABLE SERIES I                        VIP Growth (Service Class 2)
  (PREVIOUSLY KNOWN AS DWS VARIABLE               VIP Growth & Income (Service
  SERIES I)                                          Class 2)
       Deutsche Bond VIP A                        VIP Growth Stock (Service
          (Previously known as DWS                   Class 2)
          Bond VIP A)                             VIP High Income (Service
       Deutsche Capital Growth VIP A                 Class 2)
          (Previously known as DWS                VIP Index 500 (Service Class 2)
          Capital Growth VIP A)                   VIP Investment Grade Bond
       Deutsche Core Equity VIP A                    (Service Class 2)
          (Previously known as DWS                VIP Mid Cap (Service Class 2)
          Core Equity VIP A)                      VIP Money Market (Service
       Deutsche Global Small Cap                     Class 2)
          VIP A (Previously known as              VIP Overseas (Service Class 2)
          DWS Global Small Cap Growth
          VIP A)
       Deutsche International VIP A
          (Previously known as DWS
          International VIP A)
DEUTSCHE VARIABLE SERIES II
  (PREVIOUSLY KNOWN AS DWS VARIABLE
  SERIES II)
       Deutsche Global Income Builder
          VIP A II (Previously known
          as DWS Global Income
          Builder VIP A II)
       Deutsche Money Market VIP A II
          (Previously known as DWS
          Money Market VIP A II)
       Deutsche Small Mid Cap Growth
          VIP A II (Previously known
          as DWS Small Mid Cap Growth
          VIP A II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE      INVESCO INVESTMENT SERVICES
  PRODUCTS TRUST                                  Invesco V.I. American Franchise
       Franklin Flex Cap Growth VIP               Invesco V.I. American Value
          (Previously known as                    Invesco V.I. Balanced*
          Franklin Flex Cap Growth                Invesco V.I. Comstock
          Securities)                             Invesco V.I. Core Equity
       Franklin Growth and Income VIP             Invesco V.I. Diversified
          (Previously known as                       Dividend
          Franklin Growth and Income              Invesco V.I. Diversified Income
          Securities)                             Invesco V.I. Equity and Income
       Franklin High Income VIP                   Invesco V.I. Global Core Equity
          (Previously known as                    Invesco V.I. Global Dividend
          Franklin High Income                       Growth*
          Securities)                             Invesco V.I. Government
       Franklin Income VIP                           Securities
          (Previously known as                    Invesco V.I. High Yield
          Franklin Income Securities)             Invesco V.I. Income Builder*
       Franklin Large Cap Growth VIP              Invesco V.I. International
          (Previously known as                       Growth
          Franklin Large Cap Growth               Invesco V.I. Large Cap Growth*
          Securities)                             Invesco V.I. Managed
       Franklin Mutual Global                        Volatility (Previously
          Discovery VIP (Previously                  known as Invesco V.I.
          known as Mutual Global                     Utilities)
          Discovery Securities)                   Invesco V.I. Mid Cap Core
       Franklin Mutual Shares VIP                    Equity
          (Previously known as Mutual             Invesco V.I. Mid Cap Growth
          Shares Securities)                      Invesco V.I. Money Market
       Franklin Small Cap Value VIP               Invesco V.I. S&P 500 Index
          (Previously known as                    Invesco V.I. Technology
          Franklin Small Cap Value                Invesco V.I. Value
          Securities)                                Opportunities
       Franklin Small-Mid Cap Growth       INVESCO INVESTMENT SERVICES
          VIP (Previously known as         (SERIES II)
          Franklin Small-Mid Cap                  Invesco V.I. American
          Growth Securities)                         Franchise II
       Franklin U.S. Government                   Invesco V.I. American Value II
          Securities VIP (Previously              Invesco V.I. Balanced II*
          known as Franklin U.S.                  Invesco V.I. Comstock II
          Government)                             Invesco V.I. Core Equity II
       Templeton Developing Markets               Invesco V.I. Diversified
          VIP (Previously known as                   Dividend II
          Templeton Developing                    Invesco V.I. Diversified
          Markets Securities)                        Income II
       Templeton Foreign VIP                      Invesco V.I. Equity and
          (Previously known as                       Income II
          Templeton Foreign                       Invesco V.I. Global Core
          Securities)                                Equity II
       Templeton Global Bond VIP                  Invesco V.I. Global Dividend
          (Previously known as                       Growth II*
          Templeton Global Bond                   Invesco V.I. Government
          Securities)                                Securities II
       Templeton Growth VIP                       Invesco V.I. Growth and
          (Previously known as                       Income II
          Templeton Growth Securities)            Invesco V.I. High Yield II
GOLDMAN SACHS VARIABLE INSURANCE TRUST            Invesco V.I. Income Builder II*
       VIT Large Cap Value                        Invesco V.I. International
       VIT Mid Cap Value                             Growth II
       VIT Small Cap Equity Insights              Invesco V.I. Large Cap
          (Previously known as VIT                   Growth II*
          Structured Small Cap Equity)            Invesco V.I. Managed
       VIT Strategic Growth                          Volatility II (Previously
       VIT Strategic International                   known as Invesco V.I.
          Equity*                                    Utilities II)
       VIT U.S. Equity Insights                   Invesco V.I. Mid Cap Core
          (Previously known as VIT                   Equity II
          Structured U.S. Equity)                 Invesco V.I. Mid Cap Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESCO INVESTMENT SERVICES               MFS VARIABLE INSURANCE TRUST (SERVICE
(SERIES II) (CONTINUED)                   CLASS)
       Invesco V.I. Money Market II              MFS Growth (Service Class)
       Invesco V.I. S&P 500 Index II             MFS Investors Trust (Service
       Invesco V.I. Technology II                   Class)
       Invesco V.I. Value                        MFS New Discovery (Service
          Opportunities II                          Class)
JANUS ASPEN SERIES                               MFS Research (Service Class)
       Forty Portfolio                           MFS Utilities (Service Class)
LAZARD RETIREMENT SERIES, INC.            MORGAN STANLEY VARIABLE INVESTMENT
       Emerging Markets Equity            SERIES
LEGG MASON PARTNERS VARIABLE EQUITY              European Equity
  TRUST (PREVIOUSLY KNOWN AS LEGG                Global Infrastructure (On
  MASON PARTNERS VARIABLE PORTFOLIO                 April 25, 2014, Global
  I, INC.)                                          Infrastructure merged into
       ClearBridge Variable All Cap                 Van Kampen UIF Global
          Value Portfolio I                         Infrastructure) (For the
          (Previously known as                      period beginning January 1,
          ClearBridge Variable                      2014 and ended April 25,
          Fundamental All Cap Value                 2014)
          Portfolio I) (On December              Income Plus
          5, 2014, ClearBridge                   Limited Duration
          Variable All Cap Value                 Money Market
          Portfolio I merged into                Multi Cap Growth
          ClearBridge Variable Large      MORGAN STANLEY VARIABLE INVESTMENT
          Cap Value Portfolio I) (For       SERIES (CLASS Y SHARES)
          the period beginning                   European Equity (Class Y
          January 1, 2014 and ended                 Shares)
          December 5, 2014)                      Global Infrastructure (Class Y
       ClearBridge Variable Large Cap               Shares) (On April 25, 2014,
          Value Portfolio I (On                     Global Infrastructure
          December 5, 2014,                         (Class Y Shares) merged
          ClearBridge Variable All                  into Van Kampen UIF Global
          Cap Value Portfolio I                     Infrastructure (Class II))
          merged into ClearBridge                   (For the period beginning
          Variable Large Cap Value                  January 1, 2014 and ended
          Portfolio I)                              April 25, 2014)
LORD ABBETT SERIES FUND                          Income Plus (Class Y Shares)
       Bond-Debenture                            Limited Duration (Class Y
       Fundamental Equity                           Shares)
       Growth and Income                         Money Market (Class Y Shares)
       Growth Opportunities                      Multi Cap Growth (Class Y
       Mid-Cap Stock                                Shares)
MFS VARIABLE INSURANCE TRUST              NEUBERGER BERMAN ADVISORS MANAGEMENT
       MFS Growth                           TRUST
       MFS High Income*                          AMT Large Cap Value
       MFS High Yield                            AMT Mid-Cap Growth*
       MFS Investors Trust                OPPENHEIMER VARIABLE ACCOUNT FUNDS
       MFS New Discovery                         Oppenheimer Capital
       MFS Research                                 Appreciation
       MFS Research Bond                         Oppenheimer Capital Income
       MFS Utilities                             Oppenheimer Core Bond
                                                 Oppenheimer Discovery Mid Cap
                                                    Growth
                                                 Oppenheimer Global
                                                 Oppenheimer Global Strategic
                                                    Income
                                                 Oppenheimer Main Street
                                                 Oppenheimer Main Street Small
                                                    Cap

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS         PUTNAM VARIABLE TRUST (CONTINUED)
  (SERVICE SHARES ("SS"))                         VT George Putnam Balanced
       Oppenheimer Capital                        VT Global Asset Allocation
          Appreciation (SS)                       VT Global Equity
       Oppenheimer Capital Income (SS)            VT Global Health Care
       Oppenheimer Core Bond (SS)                 VT Global Utilities
       Oppenheimer Discovery Mid Cap              VT Growth and Income
          Growth                                  VT Growth Opportunities
       (SS)                                       VT High Yield
       Oppenheimer Global (SS)                    VT Income
       Oppenheimer Global Strategic               VT International Equity
          Income (SS)                             VT International Growth
       Oppenheimer Main Street (SS)               VT International Value
       Oppenheimer Main Street Small              VT Investors
          Cap (SS)                                VT Money Market
PANORAMA SERIES FUND, INC. (SERVICE               VT Multi-Cap Growth
  SHARES                                          VT Multi-Cap Value
("SS"))                                           VT Research
       Oppenheimer International                  VT Small Cap Value
          Growth (SS)*                            VT Voyager
PIMCO VARIABLE INSURANCE TRUST             RYDEX VARIABLE TRUST RYDEX
       Foreign Bond (US Dollar-Hedged)            VIF NASDAQ-100 (Previously
       Money Market                                  known as VT Nasdaq 100
       PIMCO VIT Total Return                        Strategy Fund*)
       PIMCO VIT Commodity Real            THE UNIVERSAL INSTITUTIONAL FUNDS,
          Return Strategy (Advisor         INC.
          Shares)                                 Van Kampen UIF Core Plus Fixed
       PIMCO VIT Emerging Markets                    Income
          Bond (Advisor Shares)                   Van Kampen UIF Emerging
       PIMCO VIT Real Return (Advisor                Markets Equity
          Shares)                                 Van Kampen UIF Global
       PIMCO VIT Total Return                        Infrastructure (On April
          (Advisor Shares)                           25, 2014, Global
PROFUNDS VP                                          Infrastructure merged into
       ProFund VP Consumer Goods                     Van Kampen UIF Global
          Portfolio*                                 Infrastructure) (For the
       ProFund VP Consumer Services                  period beginning April 25,
          Portfolio*                                 2014 and ended December 31,
       ProFund VP Financials                         2014)
       ProFund VP Health Care                     Van Kampen UIF Global Tactical
       ProFund VP Industrials*                       Asset Allocation Portfolio
       ProFund VP Large-Cap Growth*               Van Kampen UIF Growth
       ProFund VP Large-Cap Value                 Van Kampen UIF Mid Cap Growth
       ProFund VP Mid-Cap Growth*                 Van Kampen UIF U.S. Real Estate
       ProFund VP Mid-Cap Value*           THE UNIVERSAL INSTITUTIONAL FUNDS,
       ProFund VP Real Estate*             INC. (CLASS II)
       ProFund VP Small-Cap Growth*               Van Kampen UIF Emerging
       ProFund VP Small-Cap Value*                   Markets Debt (Class II)
       ProFund VP Telecommunications              Van Kampen UIF Emerging
       ProFund VP Utilities                          Markets Equity (Class II)
PUTNAM VARIABLE TRUST                             Van Kampen UIF Global
       VT American Government Income                 Franchise (Class II)
       VT Capital Opportunities
       VT Diversified Income
       VT Equity Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS,        THE UNIVERSAL INSTITUTIONAL FUNDS,
INC. (CLASS II) (CONTINUED)               INC. (CLASS II) (CONTINUED)
       Van Kampen UIF Global                     Van Kampen UIF Growth (Class
          Infrastructure (ClassII)                  II)
          (On April 25, 2014, Global             Van Kampen UIF Mid Cap Growth
          Infrastructure (Class Y                   (Class II)
          Shares) merged into Van                Van Kampen UIF Small Company
          Kampen UIF Global                         Growth (Class II)
          Infrastructure - Class II)             Van Kampen UIF U.S. Real
          (For the period beginning                 Estate (Class II)
          April 25, 2014 and ended
          December 31, 2014)
       Van Kampen UIF Global Tactical
          Asset Allocation Portfolio
          (Class II)

--------
*FUND WAS AVAILABLE, BUT HAD NO NET ASSETS AS OF DECEMBER 31, 2014

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders' deposits are included in the Allstate general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.

INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account.

The Account had no liability for unrecognized tax benefits as of December 31, 2014. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  FAIR VALUE OF ASSETS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:    Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

Level 2:    Assets whose values are based on the following:
            (a) Quoted prices for similar assets in active markets;
            (b) Quoted prices for identical or similar assets in markets that are not active; or
            (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:    Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD - Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub- accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account - net" on the Statements of Changes in Net Assets.

4.  EXPENSES

MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.

CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS



   The cost of investments purchased during the year ended December 31, 2014 was as follows:

                                                               PURCHASES
                                                               ----------
       Investments in the Advanced Series Trust Sub-Accounts:
          AST Academic Strategies Asset Allocation............ $  454,474
          AST Advanced Strategies.............................     79,729
          AST Balanced Asset Allocation.......................    129,259
          AST BlackRock Global Strategies.....................     69,292
          AST Bond Portfolio 2023.............................     13,456
          AST Bond Portfolio 2024.............................    309,501
          AST Bond Portfolio 2025 (a).........................     39,204
          AST Capital Growth Asset Allocation.................    171,692
          AST Cohen & Steers Realty...........................      2,657
          AST FI Pyramis(R) Asset Allocation..................     14,599
          AST FI Pyramis Quantitative (b).....................    263,674
          AST Franklin Templeton Founding Funds Allocation....     82,849
          AST Franklin Templeton Founding Funds Plus..........     69,292
          AST Goldman Sachs Large-Cap Value...................      5,035
          AST Goldman Sachs Mid-Cap Growth....................         18
          AST Goldman Sachs Multi-Asset.......................     73,099
          AST Herndon Large-Cap Value.........................      8,043
          AST High Yield......................................      1,528
          AST J.P. Morgan Strategic Opportunities.............    178,632
          AST International Growth............................      2,198
          AST Investment Grade Bond...........................    796,205
          AST Large-Cap Value.................................      8,209
          AST Loomis Sayles Large-Cap Growth..................     52,712
          AST Money Market....................................    859,850
          AST Neuberger Berman / LSV Mid-Cap Value............      1,294
          AST Neuberger Berman Mid-Cap Growth.................      1,258
          AST New Discovery Asset Allocation..................      3,025
          AST PIMCO Limited Maturity Bond.....................      5,096
          AST PIMCO Total Return Bond.........................     18,575
          AST Preservation Asset Allocation...................    695,518
          AST Prudential Growth Allocation....................  1,194,895
          AST QMA US Equity Alpha.............................      1,612
          AST RCM World Trends................................     62,627
          AST Schroders Global Tactical.......................     26,496
          AST Schroders Multi-Asset World Strategies..........     23,619
          AST Small-Cap Growth................................        501
          AST Small-Cap Growth Opportunities (e)..............      1,406
          AST Small-Cap Value.................................        760
          AST Templeton Global Bond...........................      3,682

(a) For the period beginning January 2, 2014 and ended December 31, 2014
(b) Previously known as AST First Trust Balanced Target
(e) Previously known as AST Federated Aggressive Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                  PURCHASES
                                                                                  ----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST T. Rowe Price Asset Allocation............................................ $  171,447
   AST T. Rowe Price Large-Cap Growth............................................        602
   AST T. Rowe Price Natural Resources...........................................     10,987
   AST Wellington Management Hedged Equity.......................................     48,393

Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
   Alliance Bernstein VPS Growth.................................................  1,037,916
   Alliance Bernstein VPS Growth & Income........................................  1,197,678
   Alliance Bernstein VPS International Value....................................  1,267,167
   Alliance Bernstein VPS Large Cap Growth.......................................    756,040
   Alliance Bernstein VPS Small/Mid Cap Value....................................  2,029,390
   Alliance Bernstein VPS Value..................................................     16,443

Investments in the American Century Variable Portfolios, Inc. Sub-Accounts:
   American Century VP Balanced..................................................      1,219
   American Century VP International.............................................         99

Investments in the Deutsche Variable Series I (f) Sub-Accounts:
   Deutsche Bond VIP A (g).......................................................     47,815
   Deutsche Capital Growth VIP A (h).............................................     75,474
   Deutsche Core Equity VIP A (i)................................................     37,480
   Deutsche Global Small Cap VIP A (j)...........................................    211,570
   Deutsche International VIP A (k)..............................................     30,196

Investments in the Deutsche Variable Series II (l) Sub-Accounts:
   Deutsche Global Income Builder VIP A II (m)...................................    176,765
   Deutsche Money Market VIP A II (n)............................................        324
   Deutsche Small Mid Cap Growth VIP A II (o)....................................     57,617

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund......................................      1,634

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund......................................................     16,677

(f) Previously known as DWS Variable Series I
(g) Previously known as DWS Bond VIP A
(h) Previously known as DWS Capital Growth VIP A
(i) Previously known as DWS Core Equity VIP A
(j) Previously known as DWS Global Small Cap Growth VIP A
(k) Previously known as DWS International VIP A
(l) Previously known as DWS Variable Series II
(m) Previously known as DWS Global Income Builder VIP A II
(n) Previously known as DWS Money Market VIP A II
(o) Previously known as DWS Small Mid Cap Growth VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                -----------
Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income......................................................... $     3,997
   VIF Money Market............................................................       2,319

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II                                                    158,154

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund..............................................................     240,089
   VIP Equity-Income...........................................................      51,593
   VIP Growth..................................................................      68,487
   VIP High Income.............................................................      43,518
   VIP Index 500...............................................................     173,534
   VIP Investment Grade Bond...................................................     214,974
   VIP Overseas................................................................      17,607

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)..................................         113
   VIP Contrafund (Service Class 2)............................................   2,509,665
   VIP Equity-Income (Service Class 2).........................................      27,745
   VIP Freedom 2010 Portfolio (Service Class 2)................................     213,795
   VIP Freedom 2020 Portfolio (Service Class 2)................................     174,873
   VIP Freedom 2030 Portfolio (Service Class 2)................................     165,378
   VIP Freedom Income Portfolio (Service Class 2)..............................     161,310
   VIP Growth (Service Class 2)................................................      11,563
   VIP Growth & Income (Service Class 2).......................................     490,113
   VIP Growth Stock (Service Class 2)..........................................     504,224
   VIP High Income (Service Class 2)...........................................     411,362
   VIP Index 500 (Service Class 2).............................................   1,410,767
   VIP Investment Grade Bond (Service Class 2).................................          69
   VIP Mid Cap (Service Class 2)...............................................   1,166,376
   VIP Money Market (Service Class 2)..........................................   5,305,976
   VIP Overseas (Service Class 2)..............................................         489

Investments in the Franklin Templeton Variable Insurance Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth VIP (p)............................................     364,189
   Franklin Growth and Income VIP (q)..........................................   1,310,737
   Franklin High Income VIP (r)................................................   1,505,109
   Franklin Income VIP (s).....................................................  11,203,541

(p) Previously known as Franklin Flex Cap Growth Securities
(q) Previously known as Franklin Growth and Income Securities
(r) Previously known as Franklin High Income Securities
(s) Previously known as Franklin Income Securities

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                      PURCHASES
                                                                                      ----------
Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts
  (continued):
   Franklin Large Cap Growth VIP (t)................................................. $  841,198
   Franklin Mutual Global Discovery VIP (u)..........................................  2,003,551
   Franklin Mutual Shares VIP (v)....................................................  2,368,611
   Franklin Small Cap Value VIP (w)..................................................  3,192,474
   Franklin Small-Mid Cap Growth VIP (x).............................................    233,487
   Franklin U.S. Government Securities VIP (y).......................................  1,267,798
   Templeton Developing Markets VIP (z)..............................................    835,280
   Templeton Foreign VIP (aa)........................................................  5,973,895
   Templeton Global Bond VIP (ab)....................................................    180,926
   Templeton Growth VIP (ac).........................................................     17,096

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Large Cap Value...............................................................    701,392
   VIT Mid Cap Value.................................................................    541,351
   VIT Small Cap Equity Insights (ad)................................................  1,146,379
   VIT Strategic Growth..............................................................      4,491
   VIT U.S. Equity Insights (ae).....................................................    373,503

Investments in the Invesco Investment Services Sub-Accounts:
   Invesco V.I. American Franchise...................................................  1,266,451
   Invesco V.I. American Value.......................................................  4,806,864
   Invesco V.I. Comstock.............................................................    904,140
   Invesco V.I. Core Equity..........................................................  2,080,896
   Invesco V.I. Diversified Income...................................................    779,829
   Invesco V.I. Diversified Dividend.................................................  4,238,225
   Invesco V.I. Equity and Income....................................................  3,085,989
   Invesco V.I. Global Core Equity...................................................  1,010,822
   Invesco V.I. Government Securities................................................    675,391
   Invesco V.I. High Yield...........................................................  1,252,483
   Invesco V.I. International Growth.................................................    864,313

(t) Previously known as Franklin Large Cap Growth Securities
(u) Previously known as Mutual Global Discovery Securities
(v) Previously known as Mutual Shares Securities
(w) Previously known as Franklin Small Cap Value Securities
(x) Previously known as Franklin Small-Mid Cap Growth Securities
(y) Previously known as Franklin U.S. Government
(z) Previously known as Templeton Developing Markets Securities
(aa) Previously known as Templeton Foreign Securities
(ab) Previously known as Templeton Global Bond Securities
(ac) Previously known as Templeton Growth Securities
(ad) Previously known as VIT Structured Small Cap Equity
(ae) Previously known as VIT Structured U.S. Equity

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                 ----------
Investments in the Invesco Investment Services Sub-Accounts (continued):
   Invesco V.I. Managed Volatility (af)......................................... $  684,944
   Invesco V.I. Mid Cap Core Equity.............................................  1,612,525
   Invesco V.I. Mid Cap Growth..................................................    185,468
   Invesco V.I. Money Market....................................................    841,545
   Invesco V.I. S&P 500 Index...................................................  2,526,963
   Invesco V.I. Technology......................................................    364,277
   Invesco V.I. Value Opportunities.............................................    539,504

Investments in the Invesco Investment Services (Series II) Sub-Accounts:
   Invesco V.I. American Franchise II...........................................    488,507
   Invesco V.I. American Value II...............................................  3,037,455
   Invesco V.I. Comstock II.....................................................  2,032,789
   Invesco V.I. Core Equity II..................................................     24,109
   Invesco V.I. Diversified Income II...........................................      7,030
   Invesco V.I. Diversified Dividend II.........................................    766,053
   Invesco V.I. Equity and Income II............................................  3,212,539
   Invesco V.I. Global Core Equity II...........................................    502,295
   Invesco V.I. Government Securities II........................................      8,717
   Invesco V.I. Growth and Income II............................................  7,486,370
   Invesco V.I. High Yield II...................................................    747,442
   Invesco V.I. International Growth II.........................................    203,111
   Invesco V.I. Managed Volatility II (ag)......................................     11,479
   Invesco V.I. Mid Cap Core Equity II..........................................    296,264
   Invesco V.I. Mid Cap Growth II...............................................    857,220
   Invesco V.I. Money Market II.................................................        291
   Invesco V.I. S&P 500 Index II................................................  3,447,956
   Invesco V.I. Technology II...................................................        984
   Invesco V.I. Value Opportunities II..........................................    132,678

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio..............................................................      3,059

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity......................................................         71

Investments in the Legg Mason Partners Variable Equity Trust (ah) Sub-Accounts:
   ClearBridge Variable All Cap Value Portfolio I (ai) (aj) (ak)................        904
   ClearBridge Variable Large Cap Value Portfolio I (aj)........................      1,286

(af) Previously known as Invesco V.I. Utilities
(ag) Previously known as Invesco V.I. Utilities II
(ah) Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(ai) Previously known as Clearbridge Variable Fundamental All Cap Value Portfolio I
(aj) On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I
(ak) For the period beginning January 1, 2014 and ended December 5, 2014

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                PURCHASES
                                                                               -----------
Investments in the Lord Abbett Series Fund Sub-Accounts:
   Bond-Debenture............................................................. $ 2,652,953
   Fundamental Equity.........................................................   1,083,561
   Growth and Income..........................................................     536,686
   Growth Opportunities.......................................................   1,942,743
   Mid-Cap Stock..............................................................     383,195

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth.................................................................      55,923
   MFS High Yield.............................................................     419,388
   MFS Investors Trust........................................................     110,280
   MFS New Discovery..........................................................     328,479
   MFS Research...............................................................      93,295
   MFS Research Bond..........................................................      24,968
   MFS Utilities..............................................................      31,042

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class).................................................      33,752
   MFS Investors Trust (Service Class)........................................      10,957
   MFS New Discovery (Service Class)..........................................      31,426
   MFS Research (Service Class)...............................................       3,268
   MFS Utilities (Service Class)..............................................      80,195

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   European Equity............................................................   1,574,562
   Global Infrastructure (al) (am)............................................   9,203,383
   Income Plus................................................................   4,055,221
   Limited Duration...........................................................     331,581
   Money Market...............................................................   8,297,173
   Multi Cap Growth...........................................................  26,917,617

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares)
  Sub-Accounts:
   European Equity (Class Y Shares)...........................................     384,205
   Global Infrastructure (Class Y Shares) (am) (an)...........................   2,371,699
   Income Plus (Class Y Shares)...............................................   4,287,678
   Limited Duration (Class Y Shares)..........................................   2,164,618
   Money Market (Class Y Shares)..............................................  11,963,478
   Multi Cap Growth (Class Y Shares)..........................................   8,105,385

(al) On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(am) For the period beginning January 1, 2014 and ended April 25, 2014
(an) On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                               PURCHASES
                                                                               ----------
Investments in the Neuberger Berman Advisors Management Trust Sub-Accounts:
   AMT Large Cap Value........................................................ $      153

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Capital Income.................................................     36,277
   Oppenheimer Capital Appreciation...........................................    157,094
   Oppenheimer Core Bond......................................................     55,247
   Oppenheimer Global.........................................................    210,135
   Oppenheimer Global Strategic Income........................................    109,408
   Oppenheimer Main Street....................................................    107,111
   Oppenheimer Main Street Small Cap..........................................    219,332
   Oppenheimer Discovery Mid Cap Growth.......................................        964

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Capital Income (SS)............................................    336,555
   Oppenheimer Capital Appreciation (SS)......................................  1,056,115
   Oppenheimer Core Bond (SS).................................................  1,909,156
   Oppenheimer Global (SS)....................................................    986,144
   Oppenheimer Global Strategic Income (SS)...................................  3,849,450
   Oppenheimer Main Street (SS)...............................................  1,629,826
   Oppenheimer Main Street Small Cap (SS).....................................  3,267,581
   Oppenheimer Discovery Mid Cap Growth (SS)..................................    278,631

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)............................................         39
   Money Market...............................................................         44
   PIMCO VIT Total Return.....................................................         58
   PIMCO VIT Commodity Real Return Strategy (Advisor Shares)..................     72,841
   PIMCO VIT Emerging Markets Bond (Advisor Shares)...........................    105,035
   PIMCO VIT Real Return (Advisor Shares).....................................    145,267
   PIMCO VIT Total Return (Advisor Shares)....................................    904,215

Investments in the ProFunds VP Sub-Accounts:
   ProFund VP Financials......................................................          3
   ProFund VP Health Care.....................................................          1
   ProFund VP Large-Cap Value.................................................    312,162
   ProFund VP Telecommunications..............................................        451
   ProFund VP Utilities.......................................................        191

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income..............................................  1,251,620
   VT Capital Opportunities...................................................  1,073,122
   VT Diversified Income......................................................  2,768,199
   VT Equity Income...........................................................  3,190,841
   VT George Putnam Balanced..................................................  2,313,099

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                      PURCHASES
                                                                                     ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Global Asset Allocation....................................................... $  2,188,878
   VT Global Equity.................................................................      122,404
   VT Global Health Care............................................................    3,150,695
   VT Global Utilities..............................................................    1,442,055
   VT Growth and Income.............................................................    3,120,142
   VT Growth Opportunities..........................................................    1,211,987
   VT High Yield....................................................................    4,039,212
   VT Income........................................................................    6,762,547
   VT International Equity..........................................................    3,537,827
   VT International Value...........................................................      469,618
   VT International Growth..........................................................      356,112
   VT Investors.....................................................................    1,256,099
   VT Money Market..................................................................   22,210,656
   VT Multi-Cap Growth..............................................................      507,736
   VT Multi-Cap Value...............................................................      536,365
   VT Research......................................................................      390,660
   VT Small Cap Value...............................................................   11,562,071
   VT Voyager.......................................................................    4,375,504

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income............................................      128,570
   Van Kampen UIF Emerging Markets Equity...........................................      473,810
   Van Kampen UIF Global Infrastructure (al) (ao)...................................   55,044,814
   Van Kampen UIF Global Tactical Asset Allocation Portfolio........................    8,850,766
   Van Kampen UIF Growth............................................................    3,061,541
   Van Kampen UIF Mid Cap Growth....................................................    2,655,867
   Van Kampen UIF U.S. Real Estate..................................................    1,034,815

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    1,409,847
   Van Kampen UIF Emerging Markets Equity (Class II)................................      217,576
   Van Kampen UIF Global Franchise (Class II).......................................    7,814,093
   Van Kampen UIF Global Infrastructure (Class II) (an) (ao)........................   14,462,423
   Van Kampen UIF Growth (Class II).................................................      589,695
   Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II).............    3,078,851
   Van Kampen UIF Mid Cap Growth (Class II).........................................    3,382,626
   Van Kampen UIF Small Company Growth (Class II)...................................    3,529,735
   Van Kampen UIF U.S. Real Estate (Class II).......................................    1,451,136
                                                                                     ------------
                                                                                     $399,752,651
                                                                                     ============

(al) On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(an) On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)
(ao) For the period beginning April 25, 2014 and ended December 31, 2014

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS




Allstate Life Insurance Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life Insurance Company and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.

    ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts:
     AST Academic Strategies Asset Allocation
     2014.........   528   $10.31 - 11.46    $ 5,810        -- %        1.15 - 2.60%     1.18  -   2.64%
     2013.........   583    10.19 - 11.17      6,288         --         1.15 - 2.60      7.18  -   8.72
     2012.........   667     9.51 - 10.27      6,651       1.09         1.15 - 2.60      9.71  -  11.28
     2011.........   713     8.66 -  9.23      6,421       0.65         1.15 - 2.60     (5.13) -  (3.77)
     2010.........   819     9.13 -  9.59      7,705       0.88         1.15 - 2.60      9.12  -  10.69

     AST Advanced Strategies
     2014.........   201    12.37 - 13.75      2,659         --         1.15 - 2.60      3.42  -   4.90
     2013.........   211    11.96 - 13.10      2,675         --         1.15 - 2.60     13.60  -  15.23
     2012.........   233    10.53 - 11.37      2,580       1.50         1.15 - 2.60     10.76  -  12.35
     2011.........   220     9.50 - 10.12      2,181       1.02         1.15 - 2.60     (2.42) -  (1.03)
     2010.........   251     9.74 - 10.23      2,523       1.05         1.15 - 2.60     10.82  -  12.41

     AST Balanced Asset Allocation
     2014.........   771    11.90 - 13.43     10,008         --         1.00 - 2.35      1.83  -   5.47
     2013.........   815    11.69 - 12.73     10,076         --         1.00 - 2.35     16.48  -  16.79
     2012.........   853    10.17 - 10.93      9,092       0.97         1.00 - 2.35     11.32  -  12.10
     2011.........   850     9.14 -  9.75      8,187       0.64         1.15 - 2.65     (3.76) -  (2.34)
     2010......... 1,013     9.49 -  9.99     10,009       0.78         1.15 - 2.65      9.41  -  11.04

     AST BlackRock Global Strategies
     2014.........     2    11.40 - 11.40         19         --         1.55 - 1.55      3.29  -   3.29
     2013.........     2    11.03 - 11.03         19         --         1.55 - 1.55      9.16  -   9.16
     2012.........     2    10.11 - 10.11         17         --         1.55 - 1.55     10.18  -  10.18
     2011 (as)....    --     9.17 -  9.17         --         --            NA -  NA         NA  -    NA

     AST Bond Portfolio 2018
     2014.........    33    13.46 - 13.90        459         --         1.50 - 1.90      0.09  -   1.14
     2013.........    44    13.44 - 13.75        598         --         1.50 - 1.90     (4.58) -  (4.52)
     2012.........    46    14.14 - 14.41        660       0.46         1.50 - 1.90      4.11  -   4.15
     2011.........    61    13.59 - 13.83        842       0.47         1.50 - 2.00     11.35  -  11.90
     2010.........    83    12.20 - 12.36      1,029       0.99         1.50 - 2.00      9.00  -   9.54

(as) For the period beginning April 29, 2011 and ended December 31, 2011

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Bond Portfolio 2019
     2014........   23    $13.57 - 14.03     $  320         -- %       1.50 - 2.00%     2.22  -   2.72%
     2013........   23     13.28 - 13.65        313          --        1.50 - 2.00     (6.70) -  (6.24)
     2012........   23     14.23 - 14.56        335        0.87        1.50 - 2.00      3.78  -   4.29
     2011........   23     13.71 - 13.96        323        0.86        1.50 - 2.00     13.70  -  14.26
     2010........   37     12.06 - 12.22        454        0.72        1.50 - 2.00      9.17  -   9.71

     AST Bond Portfolio 2020
     2014........   --        N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2013........   --     10.82 - 10.82         --          --        1.75 - 1.75     (8.13) -  (8.13)
     2012........   --     11.67 - 11.90         --        2.51        1.50 - 2.00      4.26  -   4.74
     2011........    7     11.19 - 11.36         81        1.61        1.50 - 2.00     16.35  -  16.92
     2010........   62      9.62 -  9.72        601          --        1.50 - 2.00      9.65  -  10.19

     AST Bond Portfolio 2021
     2014........   --        N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2013........   --        N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2012........   25     13.57 - 13.77        337        0.63        1.50 - 2.00      4.69  -   5.21
     2011........   34     12.96 - 13.09        437        0.15        1.50 - 2.00     17.94  -  18.52
     2010........   27     10.95 - 11.04        301          --        1.50 - 2.35      9.52  -  10.44

     AST Bond Portfolio 2022
     2014........   12     11.99 - 11.99        147          --        1.85 - 1.85      8.36  -   8.36
     2013........   12     11.07 - 11.07        135          --        1.85 - 1.85    (12.00) - (10.51)
     2012........   44     12.37 - 12.58        558        0.03        1.50 - 2.35      3.41  -   4.28
     2011 (at)...   53     11.96 - 12.06        633          --        1.50 - 2.35     19.60  -  20.60

     AST Bond Portfolio 2023
     2014........   62     10.09 - 10.24        631          --        1.50 - 2.00     10.41  -  10.95
     2013........  138      9.14 -  9.23      1,268          --        1.50 - 2.00    (12.40) - (11.53)
     2012 (au)...   18     10.43 - 10.43        192          --        1.50 - 1.50      4.33  -   4.33

     AST Bond Portfolio 2024
     2014........   41      9.81 -  9.91        410          --        1.50 - 2.35     12.73  -  12.90
     2013 (ap)...   27      8.70 -  8.78        239          --        1.50 - 2.35    (12.94) - (12.21)

     AST Bond Portfolio 2025
     2014 (a)....    3     11.34 - 11.34         35          --        1.50 - 1.50     13.41  -  13.42

(a) For the period beginning January 2, 2014 and ended December 31, 2014
(ap) For the period beginning January 2, 2013 and ended December 31, 2013
(at) For the period beginning January 3, 2011 and ended December 31, 2011
(au) For the period beginning January 3, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Capital Growth Asset Allocation
     2014........  514    $11.97 - 12.98     $6,441        -- %        1.15 -  2.25%    4.64  -   5.78%
     2013........  625     11.44 - 12.27      7,453         --         1.15 -  2.25    19.98  -  21.28
     2012........  647      9.54 - 10.12      6,390       0.91         1.15 -  2.25    12.43  -  13.15
     2011........  607      8.43 -  9.00      5,335       0.52         1.15 -  2.65    (4.95) -  (3.54)
     2010........  708      8.87 -  9.33      6,496       1.03         1.15 -  2.65    10.45  -  12.08

     AST Cohen & Steers Realty
     2014........    7     14.90 - 15.86        103         --         1.15 -  1.65    25.53  -  29.42
     2013........    7     11.87 - 12.26         85         --         1.15 -  1.65     1.96  -   3.38
     2012........    6     11.70 - 12.02         74       1.82         1.15 -  1.65    14.03  -  15.22
     2011........    4     10.16 - 10.54         42       0.66         1.15 -  2.00     4.50  -   5.38
     2010........    4      9.72 - 10.00         41       1.78         1.15 -  2.00    26.17  -  27.23

     AST FI Pyramis(R) Asset Allocation
     2014........   26     12.27 - 13.50        338         --         1.15 -  2.60     3.04  -   4.52
     2013........   25     11.91 - 12.91        318         --         1.15 -  2.60    16.20  -  17.87
     2012........   20     10.25 - 10.96        221       0.56         1.15 -  2.60    10.75  -  12.34
     2011........   18      9.26 -  9.75        175       0.21         1.15 -  2.60    (4.94) -  (3.58)
     2010........   23      9.74 - 10.11        234       0.35         1.15 -  2.60    10.45  -  12.03

     AST FI Pyramis Quantitative (b)
     2014........  184     10.39 - 11.55      2,063         --         1.15 -  2.60     0.53  -   1.98
     2013........  219     10.33 - 11.32      2,402         --         1.15 -  2.60    11.85  -  13.45
     2012........  263      9.24 -  9.98      2,555       2.14         1.15 -  2.60     7.82  -   9.37
     2011........  266      8.57 -  9.12      2,381       1.69         1.15 -  2.60    (4.00) -  (2.62)
     2010........  345      8.92 -  9.37      3,181       1.45         1.15 -  2.60    11.46  -  13.06

     AST Franklin Templeton Founding Funds Allocation
     2014........  240     13.13 - 13.54      3,222         --         1.15 -  2.25     0.77  -   2.00
     2013........  253     13.03 - 13.27      3,337         --         1.15 -  2.25    21.77  -  23.05
     2012 (av)...  278     10.71 - 10.79      2,991         --         1.15 -  2.25     7.08  -   7.86

     AST Franklin Templeton Founding Funds Plus
     2014........   --     10.68 - 11.03         --         --        <0.01 - <0.01    (0.40) -   1.47
     2013 (aw)...   --       N/A  -  N/A         --         --          N/A  -  N/A       N/A  -   N/A

(b) Previously known as AST First Trust Balanced Target
(av) For the period beginning April 30, 2012 and ended December 31, 2012
(aw) For the period beginning April 29, 2013 and ended December 31, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Global Real Estate
     2014..........   <1    $12.88 - 13.30      $  3         -- %        1.15 - 1.65%    12.07  -  12.63%
     2013..........   <1     11.49 - 11.81         3          --         1.15 - 1.65      2.65  -   3.16
     2012..........   <1     11.20 - 11.45         3        1.76         1.15 - 1.65     24.74  -  25.36
     2011..........   <1      8.98 -  9.13         2        2.05         1.15 - 1.65     (6.58) -  (6.12)
     2010..........   <1      9.61 -  9.73         3        1.12         1.15 - 1.65     18.25  -  18.83

     AST Goldman Sachs Concentrated Growth
     2014 (c)(d)...   --        N/A -  N/A        --          --          N/A - N/A         N/A  -   N/A
     2013..........    4     13.99 - 14.31        55          --         1.15 - 1.50     27.82  -  28.26
     2012..........    4     10.95 - 11.15        49        0.31         1.15 - 1.50     17.99  -  18.40
     2011..........    6      9.28 -  9.42        53        0.20         1.15 - 1.50     (5.38) -  (5.05)
     2010..........    5      9.81 -  9.92        51        0.08         1.15 - 1.50      8.66  -   9.03

     AST Goldman Sachs Large-Cap Value
     2014..........    1     12.54 - 12.87        12          --         1.15 - 1.50     11.46  -  11.84
     2013..........    1     11.25 - 11.51        11          --         1.15 - 1.50     31.57  -  32.02
     2012..........    1      8.55 -  8.72         8        0.44         1.15 - 1.50     17.89  -  18.30
     2011..........    2      7.26 -  7.37        16        0.99         1.15 - 1.50     (6.92) -  (6.59)
     2010..........    2      7.80 -  7.89        17        1.52         1.15 - 1.50     11.22  -  11.60

     AST Goldman Sachs Mid-Cap Growth
     2014..........    3     17.28 - 18.39        59          --         1.15 - 2.00      9.34  -  10.26
     2013..........    3     15.81 - 16.68        55          --         1.15 - 2.00     29.60  -  30.69
     2012..........    3     12.20 - 12.76        42          --         1.15 - 2.00     17.26  -  18.25
     2011..........    4     10.40 - 10.79        48          --         1.15 - 2.00     (4.88) -  (4.08)
     2010..........    4     10.93 - 11.25        50          --         1.15 - 2.00     17.47  -  18.46

     AST Goldman Sachs Multi-Asset
     2014..........   42     11.63 - 12.30       509          --         1.15 - 2.00      2.00  -   2.86
     2013..........   49     11.40 - 11.96       574          --         1.15 - 2.00      7.66  -   8.57
     2012..........   50     10.59 - 11.01       543        0.62         1.15 - 2.00      7.96  -   8.88
     2011..........   47      9.81 - 10.12       469        0.49         1.15 - 2.00     (2.46) -  (1.64)
     2010..........   55     10.06 - 10.28       557        0.42         1.15 - 2.00      9.41  -  10.33

     AST Goldman Sachs Small-Cap Value
     2014..........   <1     19.42 - 20.05         8          --         1.15 - 1.65      5.46  -   5.98
     2013..........   <1     18.41 - 18.92         8          --         1.15 - 1.65     36.56  -  37.23
     2012..........   <1     13.49 - 13.79         6        0.58         1.15 - 1.65     13.81  -  14.37
     2011..........   <1     11.85 - 12.05         5        1.22         1.15 - 1.65     (0.34) -   0.15
     2010..........   <1     11.89 - 12.03         5        2.09         1.15 - 1.65     24.71  -  25.32

(c) On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large-Cap Growth
(d) For the period beginning January 1, 2014 and ended February 7, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Herndon Large-Cap Value
     2014...    2    $11.26 - 11.68     $   25        -- %        1.15 - 1.65%    (0.09) -   0.40%
     2013...    2     11.27 - 11.63         25         --         1.15 - 1.65     32.44  -  33.10
     2012...    3      8.51 -  8.74         22       1.04         1.15 - 1.65     11.56  -  12.11
     2011...    2      7.63 -  7.80         15       0.72         1.15 - 1.65     (2.11) -  (1.62)
     2010...    2      7.79 -  7.92         17       1.47         1.15 - 1.65     10.61  -  11.16

     AST High Yield
     2014...    5     13.99 - 14.56         77         --         1.00 - 1.50      0.67  -   1.54
     2013...    6     13.89 - 14.34         89         --         1.00 - 1.50      5.88  -   6.12
     2012...    6     13.16 - 13.52         85       6.69         1.00 - 1.50     12.43  -  13.49
     2011...    3     11.70 - 11.91         33       3.49         1.15 - 1.55      1.60  -   2.00
     2010...    8     11.52 - 11.68         87       1.84         1.15 - 1.55     11.77  -  12.21

     AST International Growth
     2014...    5      8.97 -  9.31         45         --         1.15 - 1.65     (7.06) -  (6.60)
     2013...    5      9.65 -  9.97         49         --         1.15 - 1.65     17.12  -  17.70
     2012...    6      8.24 -  8.47         51       1.19         1.15 - 1.65     18.41  -  18.99
     2011...    7      6.96 -  7.12         47       0.63         1.15 - 1.65    (14.34) - (13.91)
     2010...    7      8.13 -  8.27         55       0.30         1.15 - 1.65     12.64  -  13.19

     AST International Value
     2014...    7      8.40 -  8.94         58         --         1.15 - 1.65    (10.54) -  (7.77)
     2013...    7      9.39 -  9.70         65         --         1.15 - 1.65     18.11  -  19.75
     2012...    8      7.99 -  8.21         62       2.40         1.15 - 1.65     15.35  -  16.54
     2011...    9      6.86 -  7.12         64       1.39         1.15 - 2.00    (14.27) - (13.54)
     2010...    9      8.00 -  8.23         77       0.77         1.15 - 2.00      8.90  -   9.82

     AST Investment Grade Bond
     2014...  131     14.94 - 15.85      2,026         --         1.15 - 2.05      4.58  -   5.51
     2013...  169     14.28 - 15.02      2,488         --         1.15 - 2.05     (5.13) -  (4.28)
     2012...  307     15.06 - 15.69      4,735       0.80         1.15 - 2.05      7.20  -   8.15
     2011...  681     14.05 - 14.51      9,758       3.03         1.15 - 2.05     10.19  -  11.17
     2010...  157     12.75 - 13.05      2,030       5.54         1.15 - 2.05      8.58  -   9.55

     AST J.P. Morgan Global Thematic
     2014...   14     12.95 - 13.47        182         --         1.15 - 1.75      4.53  -   5.15
     2013...   14     12.39 - 12.81        178         --         1.15 - 1.75     14.96  -  15.07
     2012...   11     10.76 - 11.14        119       0.58         1.15 - 1.90     12.27  -  12.29
     2011...   13      9.59 -  9.92        129       0.33         1.15 - 2.10     (2.61) -  (1.70)
     2010...   14      9.85 - 10.10        138       0.38         1.15 - 2.10     11.47  -  12.52

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST J.P. Morgan International Equity
     2014.......    5    $ 9.18 -  9.77     $   49        -- %        1.15 - 2.00%    (8.20) -  (7.43)%
     2013.......    5     10.00 - 10.56         53         --         1.15 - 2.00     13.10  -  14.05
     2012.......    5      8.84 -  9.26         49       1.88         1.15 - 2.00     19.51  -  20.52
     2011.......    6      7.40 -  7.68         45       1.27         1.15 - 2.00    (10.93) - (10.18)
     2010.......    6      8.31 -  8.55         50       1.26         1.15 - 2.00      5.07  -   5.95

     AST J.P. Morgan Strategic Opportunities
     2014.......  273     11.31 - 12.57      3,310         --         1.15 - 2.60      2.77  -   4.25
     2013.......  285     11.00 - 12.06      3,339         --         1.15 - 2.60      8.22  -   9.77
     2012.......  300     10.17 - 10.98      3,218       1.67         1.15 - 2.60      7.90  -   9.46
     2011.......  313      9.42 - 10.04      3,079       0.95         1.15 - 2.60     (2.31) -  (0.91)
     2010.......  378      9.64 - 10.13      3,766       0.42         1.15 - 2.60      4.60  -   6.10

     AST Large-Cap Value
     2014.......    1     12.46 - 12.46          9         --         1.15 - 1.15     12.45  -  12.45
     2013.......    1     11.08 - 11.08          8         --         1.15 - 1.15     38.27  -  38.27
     2012.......   <1      8.01 -  8.01          6       0.64         1.15 - 1.15     15.55  -  15.55
     2011.......   <1      6.94 -  6.94          1       1.29         1.15 - 1.15     (5.27) -  (5.27)
     2010.......   <1      7.32 -  7.32          1       1.97         1.15 - 1.15     11.87  -  11.87

     AST Loomis Sayles Large-Cap Growth
     2014 (c)...   12     13.85 - 14.90        172         --         1.00 - 2.00      8.42  -   9.49
     2013.......   10     12.77 - 13.61        133         --         1.00 - 2.00     33.93  -  35.26
     2012.......   10      9.54 - 10.06         98       0.36         1.00 - 2.00     10.06  -  11.88
     2011.......    8      8.66 -  8.99         74       0.28         1.15 - 2.00     (2.86) -  (2.04)
     2010.......    8      8.92 -  9.18         77       0.63         1.15 - 2.00     17.40  -  18.39

     AST Lord Abbett Core Fixed Income
     2014.......    4     13.37 - 13.87         58         --         1.00 - 1.50      4.81  -   5.33
     2013.......    4     12.75 - 13.16         58         --         1.00 - 1.50     (3.45) -  (2.97)
     2012.......    5     13.21 - 13.57         62       1.05         1.00 - 1.50      4.36  -   5.57
     2011.......    4     12.66 - 12.85         49       1.78         1.15 - 1.50      8.54  -   8.92
     2010.......    4     11.66 - 11.80         51       6.21         1.15 - 1.50     11.74  -  12.12

     AST MFS Global Equity
     2014.......    5     14.43 - 14.97         68         --         1.00 - 1.50      2.10  -   2.60
     2013.......    5     14.13 - 14.59         67         --         1.00 - 1.50     25.75  -  26.37
     2012.......    5     11.24 - 11.54         56       0.97         1.00 - 1.50     21.25  -  22.66
     2011.......    4      9.27 -  9.41         39       0.46         1.15 - 1.50     (4.56) -  (4.23)
     2010.......    4      9.71 -  9.83         41       0.44         1.15 - 1.50     10.39  -  10.77

(c) On February 7, 2014, AST Goldman Sachs Concentrated Growth merged into AST Loomis Sayles Large Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST MFS Growth
     2014........   <1    $15.38 - 15.38      $  4         -- %        1.15 - 1.15%     7.47  -   7.47%
     2013........    1     14.31 - 14.31        18          --         1.15 - 1.15     35.15  -  35.15
     2012........    1     10.59 - 10.59        14          --         1.15 - 1.15     15.75  -  15.75
     2011........    2      9.15 -  9.15        14        0.34         1.15 - 1.15     (1.72) -  (1.72)
     2010........    2      9.31 -  9.31        16        0.12         1.15 - 1.15     11.50  -  11.50

     AST Mid-Cap Value
     2014........    3     15.67 - 16.68        46          --         1.15 - 2.00     12.71  -  13.66
     2013........    3     13.90 - 14.67        41          --         1.15 - 2.00     29.82  -  30.91
     2012........    3     10.71 - 11.21        31        0.62         1.15 - 2.00     16.08  -  17.06
     2011........    4      9.23 -  9.57        38        0.61         1.15 - 2.00     (5.34) -  (4.55)
     2010........    4      9.75 - 10.03        39        0.67         1.15 - 2.00     21.18  -  22.20

     AST Money Market
     2014........   47      8.99 -  9.74       432          --         1.00 - 2.00     (2.68) -  (1.00)
     2013........   45      9.24 -  9.84       422          --         1.00 - 2.00     (1.43) -  (0.99)
     2012........   34      9.34 -  9.86       325        0.01         1.15 - 1.85     (2.41) -  (1.14)
     2011........   43      9.57 -  9.97       418        0.02         1.15 - 2.10     (2.03) -  (1.12)
     2010........   77      9.77 - 10.08       773        0.02         1.15 - 2.10     (2.03) -  (1.11)

     AST Neuberger Berman / LSV Mid-Cap Value
     2014........    2     16.61 - 17.23        28          --         1.15 - 1.65     12.39  -  12.95
     2013........    2     14.78 - 15.25        26          --         1.15 - 1.65     39.70  -  40.39
     2012........    2     10.58 - 10.87        25        0.94         1.15 - 1.65     15.22  -  15.79
     2011........    4      9.18 -  9.38        34        0.87         1.15 - 1.65     (4.07) -  (3.59)
     2010........    4      9.57 -  9.73        38        1.14         1.15 - 1.65     21.43  -  22.03

     AST Neuberger Berman Mid-Cap Growth
     2014........    4     14.54 - 15.25        55          --         1.00 - 1.65      6.18  -   6.87
     2013........    4     13.69 - 14.27        52          --         1.00 - 1.65     30.46  -  31.30
     2012........    4     10.49 - 10.87        41          --         1.00 - 1.65     10.55  -  12.00
     2011........    3      9.49 -  9.70        32          --         1.15 - 1.65      0.04  -   0.53
     2010........    3      9.49 -  9.65        33          --         1.15 - 1.65     26.59  -  27.21

     AST New Discovery Asset Allocation
     2014........   <1     12.54 - 12.54         6          --         1.50 - 1.50      3.58  -   3.58
     2013........   <1     12.11 - 12.11         3          --         1.50 - 1.50     17.16  -  17.16
     2012 (ax)...    1     10.34 - 10.34         6        2.32         1.50 - 1.50      3.37  -   3.37

(ax) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Parametric Emerging Markets Equity
     2014...     2   $ 9.24 -  9.54    $    14        -- %        1.15 - 1.65%    (6.23) -  (5.77)%
     2013...     2     9.85 - 10.12         16         --         1.15 - 1.65     (1.41) -  (0.92)
     2012...     2     9.99 - 10.22         17       1.57         1.15 - 1.65     16.01  -  16.59
     2011...     2     8.62 -  8.76         21       0.88         1.15 - 1.65    (21.57) - (21.18)
     2010...     3    10.93 - 11.12         37       0.47         1.15 - 1.85     20.05  -  20.88

     AST PIMCO Limited Maturity Bond
     2014...     8    11.18 - 11.72         95         --         1.00 - 1.65     (1.72) -  (1.08)
     2013...     9    11.37 - 11.85        103         --         1.00 - 1.65     (3.76) -  (3.14)
     2012...    10    11.82 - 12.24        116       1.12         1.00 - 1.65      2.99  -   4.34
     2011...     9    11.47 - 11.73        108       0.91         1.15 - 1.65      0.59  -   1.09
     2010...    10    11.41 - 11.60        114       2.35         1.15 - 1.65      2.21  -   2.72

     AST PIMCO Total Return Bond
     2014...     8    13.39 - 13.89        109         --         1.15 - 1.65      2.06  -   2.54
     2013...     9    13.06 - 13.61        114         --         1.00 - 1.65     (2.81) -  (1.61)
     2012...    33    13.27 - 14.00        440       2.47         1.00 - 2.00      7.17  -   8.95
     2011...    33    12.38 - 12.85        411       1.75         1.15 - 2.00      1.16  -   2.00
     2010...    33    12.24 - 12.60        408       1.58         1.15 - 2.00      5.60  -   6.49

     AST Preservation Asset Allocation
     2014...   615    12.02 - 13.36      7,944         --         1.15 - 2.60      3.09  -   4.57
     2013...   684    11.66 - 12.78      8,487         --         1.15 - 2.60      6.44  -   7.97
     2012...   752    10.95 - 11.83      8,681       1.14         1.15 - 2.60      7.57  -   9.12
     2011...   768    10.18 - 10.84      8,176       0.90         1.15 - 2.60     (1.56) -  (0.15)
     2010...   779    10.34 - 10.86      8,337       1.37         1.15 - 2.60      7.77  -   9.31

     AST Prudential Growth Allocation
     2014...   826    10.58 - 11.76      9,408         --         1.15 - 2.60      6.43  -   7.95
     2013...   878     9.94 - 10.89      9,291         --         1.15 - 2.60     14.06  -  15.69
     2012... 1,112     8.71 -  9.41     10,160       1.72         1.15 - 2.60     10.05  -  11.63
     2011... 1,133     7.92 -  8.43      9,291       1.21         1.15 - 2.60     (8.59) -  (7.28)
     2010... 1,669     8.66 -  9.10     14,890       1.99         1.15 - 2.60     16.00  -  17.66

     AST QMA US Equity Alpha
     2014...     4    14.14 - 14.94         56         --         1.00 - 1.75     15.19  -  16.05
     2013...     4    12.28 - 12.88         47         --         1.00 - 1.75     30.15  -  31.12
     2012...     5     9.43 -  9.82         47       0.73         1.00 - 1.75     16.76  -  18.41
     2011...     3     8.08 -  8.29         29       0.68         1.15 - 1.75      1.68  -   2.28
     2010...     4     7.95 -  8.11         29       0.61         1.15 - 1.75     13.07  -  13.74

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- ------------------------------------------------
                         ACCUMULATION                                    EXPENSE            TOTAL
               UNITS      UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)  LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------  -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST RCM World Trends
     2014.....  130     $11.03 - 12.17      $1,528         -- %        1.15 - 2.65%     2.42  -   3.94%
     2013.....  136      10.77 - 11.71       1,550          --         1.15 - 2.65      9.53  -  11.16
     2012.....  169       9.83 - 10.53       1,741        0.61         1.15 - 2.65      7.43  -   9.02
     2011.....  170       9.15 -  9.66       1,613        0.39         1.15 - 2.65     (4.35) -  (2.93)
     2010.....  185       9.57 -  9.95       1,823        0.54         1.15 - 2.65      9.03  -  10.64

     AST Schroders Global Tactical
     2014.....   44      12.32 - 12.82         561          --         1.15 - 1.75      3.62  -   4.23
     2013.....   43      11.89 - 12.30         520          --         1.15 - 1.75     14.97  -  16.72
     2012.....   38      10.37 - 10.54         402        0.63         1.15 - 1.50     14.39  -  14.58
     2011.....   28       9.06 -  9.19         255        0.26         1.15 - 1.55     (3.88) -  (3.50)
     2010.....   33       9.43 -  9.53         317        0.39         1.15 - 1.55     12.60  -  13.04

     AST Schroders Multi-Asset World Strategies
     2014.....   56      10.91 - 12.13         653          --         1.15 - 2.60      0.42  -   1.86
     2013.....   61      10.87 - 11.91         704          --         1.15 - 2.60     11.50  -  13.10
     2012.....   80       9.75 - 10.53         821        2.64         1.15 - 2.60      8.31  -   9.87
     2011.....   66       9.00 -  9.58         623        1.97         1.15 - 2.60     (5.83) -  (4.48)
     2010.....   82       9.56 - 10.03         813        0.66         1.15 - 2.60      8.98  -  10.54

     AST Small-Cap Growth
     2014.....   <1      16.47 - 16.47           1          --         1.50 - 1.50      0.03  -   2.28
     2013.....   <1      16.11 - 16.47           4          --         1.15 - 1.50     33.17  -  33.63
     2012.....   <1      12.09 - 12.32           3          --         1.15 - 1.50     10.51  -  10.90
     2011.....   <1      10.94 - 11.11           3          --         1.15 - 1.50     (2.44) -  (2.11)
     2010.....   <1      11.22 - 11.35           3        0.21         1.15 - 1.50     34.40  -  34.86

     AST Small-Cap Growth Opportunities (e)
     2014.....    2      13.81 - 14.48          26          --         1.00 - 1.65      3.23  -   3.90
     2013.....    2      13.37 - 13.94          25          --         1.00 - 1.65     38.52  -  39.42
     2012.....    2       9.65 - 10.00          20          --         1.00 - 1.65     18.12  -  19.67
     2011.....    2       8.17 -  8.35          17        0.43         1.15 - 1.65    (14.52) - (14.10)
     2010.....    1       9.56 -  9.73          13        0.05         1.15 - 1.65     30.39  -  31.04

     AST Small-Cap Value
     2014.....    2      14.85 - 15.81          31          --         1.15 - 1.65      0.94  -   4.07
     2013.....    2      14.71 - 15.19          30          --         1.15 - 1.65     35.84  -  37.72
     2012.....    2      10.89 - 11.18          23        0.59         1.15 - 1.65     16.81  -  18.03
     2011.....    3       9.22 -  9.57          30        0.56         1.15 - 2.00     (7.82) -  (7.04)
     2010.....    3      10.01 - 10.30          34        0.42         1.15 - 2.00     23.52  -  24.56

(e) Previously known as AST Federated Aggressive Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Templeton Global Bond
     2014...    4    $11.61 - 12.04     $   53        -- %        1.15 - 1.65%    (1.08) -  (0.59)%
     2013...    5     11.73 - 12.11         56         --         1.15 - 1.65     (5.32) -  (4.85)
     2012...    5     12.39 - 12.73         62       1.86         1.15 - 1.65      3.51  -   4.03
     2011...    8     11.97 - 12.24         95       2.63         1.15 - 1.65      2.43  -   2.94
     2010...    8     11.69 - 11.89         95       2.79         1.15 - 1.65      4.03  -   4.54

     AST T. Rowe Price Asset Allocation
     2014...  445     12.47 - 13.86      5,969         --         1.15 - 2.60      3.19  -   4.67
     2013...  513     12.08 - 13.24      6,585         --         1.15 - 2.60     13.87  -  15.50
     2012...  507     10.61 - 11.46      5,669       1.31         1.15 - 2.60     10.61  -  12.20
     2011...  524      9.59 - 10.22      5,235       1.10         1.15 - 2.60     (0.60) -   0.82
     2010...  595      9.65 - 10.13      5,927       0.97         1.15 - 2.60      8.71  -  10.27

     AST T. Rowe Price Equity Income
     2014...    7     10.80 - 11.62         80         --         1.00 - 2.00      5.36  -   6.40
     2013...    7     10.25 - 10.92         77         --         1.00 - 2.00     27.14  -  28.40
     2012...    8      8.06 -  8.50         63       0.19         1.00 - 2.00     14.94  -  16.85
     2011...    6      7.01 -  7.28         44       1.06         1.15 - 2.00     (3.57) -  (2.76)
     2010...    6      7.27 -  7.48         46       1.31         1.15 - 2.00     11.02  -  11.96

     AST T. Rowe Price Large-Cap Growth
     2014...    1     17.30 - 17.75         19         --         1.15 - 1.50      6.74  -   7.11
     2013...    1     16.21 - 16.57         17         --         1.15 - 1.50     41.89  -  42.39
     2012...    3     11.42 - 11.64         33         --         1.15 - 1.50     15.84  -  16.24
     2011...    3      9.86 - 10.01         32         --         1.15 - 1.50     (3.15) -  (2.81)
     2010...    3     10.18 - 10.30         33         --         1.15 - 1.50     14.10  -  14.49

     AST T. Rowe Price Natural Resources
     2014...   11      8.71 -  9.03        101         --         1.15 - 1.65     (9.85) -  (9.40)
     2013...   13      9.66 -  9.97        126         --         1.15 - 1.65     13.51  -  14.07
     2012...   14      8.51 -  8.74        117       0.46         1.15 - 1.65      1.93  -   2.44
     2011...   14      8.35 -  8.53        114       0.54         1.15 - 1.65    (16.30) - (15.89)
     2010...   12      9.97 - 10.14        124       0.41         1.15 - 1.65     18.50  -  19.08

     AST Wellington Management Hedged Equity
     2014...   20     10.69 - 10.81        211         --         1.50 - 1.65      3.79  -   3.94
     2013...   15     10.30 - 10.40        160         --         1.50 - 1.65     18.54  -  18.72
     2012...   14      8.69 -  8.76        119       0.29         1.50 - 1.65      9.20  -   9.36
     2011...   13      7.95 -  8.01        106       0.31         1.50 - 1.65     (5.02) -  (4.88)
     2010...   14      8.37 -  8.42        114       0.45         1.50 - 1.65     12.77  -  12.94

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Western Asset Core Plus Bond
     2014........     1   $12.83 - 12.83    $    13        -- %        1.00 - 1.00%     6.13  -   6.13%
     2013........     1    12.09 - 12.09         13         --         1.00 - 1.00     (2.47) -  (2.47)
     2012 (ay)...     1    12.39 - 12.39         13         --         1.00 - 1.00      6.78  -   6.78

Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts:
     Alliance Bernstein VPS Growth
     2014........ 1,324    12.35 - 20.00     18,443         --         0.70 - 2.59     10.04  -  12.18
     2013........ 1,689    11.01 - 18.17     22,404       0.03         0.70 - 2.59     30.26  -  32.79
     2012........ 2,044     8.29 - 13.95     21,048         --         0.70 - 2.59     10.63  -  12.79
     2011........ 2,394     7.35 - 12.61     22,252         --         0.70 - 2.59     (1.64) -   0.27
     2010........ 2,946     7.33 - 12.82     27,158       0.05         0.70 - 2.59     11.82  -  13.99

     Alliance Bernstein VPS Growth & Income
     2014........ 2,985    19.22 - 23.02     54,295       1.07         0.70 - 2.59      6.46  -   8.53
     2013........ 3,790    18.05 - 21.21     64,269       1.16         0.70 - 2.59     31.11  -  33.65
     2012........ 4,652    13.77 - 15.87     59,852       1.36         0.70 - 2.59     14.20  -  16.42
     2011........ 5,403    12.06 - 13.63     60,388       1.14         0.70 - 2.59      3.33  -   5.33
     2010........ 6,809    11.67 - 12.94     73,511         --         0.70 - 2.59      9.88  -  12.01

     Alliance Bernstein VPS International Value
     2014........ 1,037     9.19 - 10.44     10,427       3.23         1.29 - 2.59     (8.88) -  (7.67)
     2013........ 1,176    10.08 - 11.31     12,866       5.62         1.29 - 2.59     19.55  -  21.15
     2012........ 1,567     8.43 -  9.34     14,231       1.35         1.29 - 2.59     11.23  -  12.72
     2011........ 1,896     7.58 -  8.28     15,325       3.83         1.29 - 2.59    (21.52) - (20.48)
     2010........ 2,052     9.66 - 10.42     20,934       2.49         1.29 - 2.59      1.60  -   2.95

     Alliance Bernstein VPS Large Cap Growth
     2014........ 1,431    11.97 - 19.06     16,401         --         0.94 - 2.59     10.89  -  12.77
     2013........ 1,886    10.61 - 17.19     20,320         --         0.94 - 2.59     31.57  -  33.45
     2012........ 2,204     8.07 - 12.88     17,489       0.03         0.70 - 2.59     13.67  -  15.89
     2011........ 2,470     6.96 - 11.33     17,081       0.09         0.70 - 2.59     (6.24) -  (4.42)
     2010........ 2,884     7.28 - 12.09     20,929       0.26         0.70 - 2.59      6.99  -   9.07

     Alliance Bernstein VPS Small/Mid Cap Value
     2014........   434    28.09 - 32.79     13,578       0.41         1.29 - 2.59      6.12  -   7.54
     2013........   647    26.47 - 30.49     18,939       0.42         1.29 - 2.59     34.07  -  35.86
     2012........   834    19.74 - 22.44     18,040       0.29         1.29 - 2.59     15.39  -  16.94
     2011........ 1,022    17.11 - 19.19     18,974       0.27         1.29 - 2.59    (10.98) -  (9.80)
     2010........ 1,263    19.22 - 21.28     26,112       0.27         1.29 - 2.59     23.31  -  24.96

(ay) For the period beginning August 20, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts (continued):
     Alliance Bernstein VPS Value
     2014.........   67    $13.06 - 14.84     $  945       1.55%        1.29 - 2.59%     7.90  -   9.34%
     2013.........   84     12.10 - 13.57      1,089       1.89         1.29 - 2.59     32.96  -  34.73
     2012.........  139      9.10 - 10.08      1,352       1.78         1.29 - 2.59     12.54  -  14.05
     2011.........  167      8.09 -  8.83      1,442       1.17         1.29 - 2.59     (6.26) -  (5.02)
     2010.........  231      8.63 -  9.30      2,098       1.78         1.29 - 2.59      8.54  -   9.98

Investments in the
  American Century Variable Portfolios, Inc.
   Sub-Accounts:
     American Century VP Balanced
     2014.........    1     22.18 - 22.18         12       1.56         1.45 - 1.45      8.27  -   8.27
     2013.........    1     20.48 - 20.48         12       1.63         1.45 - 1.45     15.74  -  15.74
     2012.........    1     17.70 - 17.70         11       2.14         1.45 - 1.45     10.19  -  10.19
     2011.........    1     16.06 - 16.06         10       1.95         1.45 - 1.45      3.82  -   3.82
     2010.........    1     15.47 - 15.47         11       1.30         1.45 - 1.45     10.03  -  10.03

     American Century VP International
     2014.........   <1     17.65 - 17.65          6       1.68         1.45 - 1.45     (6.87) -  (6.87)
     2013.........   <1     18.95 - 18.95          6       1.65         1.45 - 1.45     20.65  -  20.65
     2012.........   <1     15.71 - 15.71          5       0.83         1.45 - 1.45     19.41  -  19.41
     2011.........   <1     13.16 - 13.16          4       1.44         1.45 - 1.45    (13.31) - (13.31)
     2010.........   <1     15.18 - 15.18          5       4.08         1.45 - 1.45     11.66  -  11.66

Investments in the
  Deutsche Variable Series I (f)
   Sub-Accounts:
     Deutsche Bond VIP A (g)
     2014.........   19     15.64 - 15.90        299       3.99         0.70 - 0.80      5.78  -   5.89
     2013.........   20     14.79 - 15.01        299       3.38         0.70 - 0.80     (3.81) -  (3.71)
     2012.........   23     15.37 - 15.59        365       4.45         0.70 - 0.80      6.91  -   7.02
     2011.........   20     14.38 - 14.57        296       8.30         0.70 - 0.80      4.84  -   4.95
     2010.........   38     13.72 - 13.88        526       4.42         0.70 - 0.80      5.94  -   6.04

     Deutsche Capital Growth VIP A (h)
     2014.........   54     20.00 - 20.33      1,086       0.62         0.70 - 0.80     12.07  -  12.18
     2013.........   61     17.85 - 18.12      1,106       1.19         0.70 - 0.80     33.57  -  33.70
     2012.........   69     13.36 - 13.55        928       0.88         0.70 - 0.80     15.12  -  15.24
     2011.........   82     11.61 - 11.76        967       0.77         0.70 - 0.80     (5.23) -  (5.14)
     2010.........   95     12.25 - 12.40      1,169       0.90         0.70 - 0.80     15.77  -  15.89

(f) Previously known as DWS Variable Series I
(g) Previously known as DWS Bond VIP A
(h) Previously known as DWS Capital Growth VIP A

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
               --------------------------------------- ------------------------------------------------
                          ACCUMULATION                                    EXPENSE            TOTAL
               UNITS       UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  Deutsche Variable Series I (f)
   Sub-Accounts (continued):
     Deutsche Core Equity VIP A (i)
     2014.....   34      $17.94 - 18.23      $  617        1.06%        0.70 - 0.80%    10.93  -  11.04%
     2013.....   37       16.17 - 16.42         611        1.25         0.70 - 0.80     36.23  -  36.37
     2012.....   32       11.87 - 12.04         382        1.23         0.70 - 0.80     14.89  -  15.00
     2011.....   39       10.33 - 10.47         405        1.17         0.70 - 0.80     (0.94) -  (0.84)
     2010.....   40       10.43 - 10.56         419        1.66         0.70 - 0.80     13.48  -  13.60

     Deutsche Global Small Cap VIP A (j)
     2014.....   31       33.45 - 33.99       1,063        0.84         0.70 - 0.80     (4.90) -  (4.80)
     2013.....   33       35.17 - 35.71       1,176        0.63         0.70 - 0.80     34.85  -  34.99
     2012.....   38       26.08 - 26.45       1,001        0.67         0.70 - 0.80     14.45  -  14.56
     2011.....   46       22.79 - 23.09       1,054        1.62         0.70 - 0.80    (10.62) - (10.53)
     2010.....   42       25.49 - 25.81       1,091        0.43         0.70 - 0.80     25.63  -  25.75

     Deutsche International VIP A (k)
     2014.....   18       11.65 - 11.84         217        1.96         0.70 - 0.80    (12.47) - (12.38)
     2013.....   22       13.31 - 13.52         290        4.65         0.70 - 0.80     19.27  -  19.39
     2012.....   29       11.16 - 11.32         324        2.13         0.70 - 0.80     19.68  -  19.80
     2011.....   31        9.33 -  9.45         289        1.84         0.70 - 0.80    (17.34) - (17.25)
     2010.....   34       11.28 - 11.42         385        2.31         0.70 - 0.80      0.81  -   0.91

Investments in the
  Deutsche Variable Series II (l)
   Sub-Accounts:
     Deutsche Global Income Builder VIP A II (m)
     2014.....   78       15.38 - 15.53       1,204        3.18         0.70 - 0.80      3.00  -   3.10
     2013.....   87       14.93 - 15.07       1,310        2.13         0.70 - 0.80     15.69  -  15.81
     2012.....   97       12.91 - 13.01       1,263        1.55         0.70 - 0.80     12.07  -  12.19
     2011.....  102       11.52 - 11.60       1,185        1.62         0.70 - 0.80     (2.21) -  (2.11)
     2010.....  122       11.78 - 11.85       1,442        3.00         0.70 - 0.80     10.34  -  10.45

(f) Previously known as DWS Variable Series I
(i) Previously known as DWS Core Equity VIP A
(j) Previously known as DWS Global Small Cap Growth VIP A
(k) Previously known as DWS International VIP A
(l) Previously known as DWS Variable Series II
(m) Previously known as DWS Global Income Builder VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Deutsche Variable Series II (l)
   Sub-Accounts (continued):
     Deutsche Money Market VIP A II (n)
     2014...   16    $10.21 - 10.30      $163        0.01%        0.70 - 0.80%    (0.79) -  (0.69)%
     2013...   16     10.29 - 10.37       169        0.01         0.70 - 0.80     (0.79) -  (0.69)
     2012...   17     10.37 - 10.44       173        0.01         0.70 - 0.80     (0.79) -  (0.69)
     2011...   25     10.46 - 10.51       259        0.01         0.70 - 0.80     (0.79) -  (0.69)
     2010...   34     10.54 - 10.59       355        0.01         0.70 - 0.80     (0.79) -  (0.69)

     Deutsche Small Mid Cap Growth VIP A II (o)
     2014...   22     18.38 - 18.56       403          --         0.70 - 0.80      4.85  -   4.96
     2013...   22     17.53 - 17.69       384        0.12         0.70 - 0.80     41.64  -  41.78
     2012...   23     12.38 - 12.47       282          --         0.70 - 0.80     13.43  -  13.55
     2011...   30     10.91 - 10.99       324        0.52         0.70 - 0.80     (4.67) -  (4.58)
     2010...   32     11.45 - 11.51       368          --         0.70 - 0.80     28.41  -  28.53

Investments in the
  Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund
     2014...    1     16.20 - 16.79        22        1.03         1.15 - 1.37     11.91  -  12.16
     2013...    1     14.48 - 14.97        20        1.25         1.15 - 1.37     32.52  -  32.81
     2012...    1     10.59 - 11.27        15        0.82         1.15 - 1.59     10.20  -  10.69
     2011...    1      9.61 - 10.18        14        1.02         1.15 - 1.59     (0.69) -  (0.25)
     2010...    2      8.39 - 10.21        18        0.65         1.15 - 1.60     12.98  -  13.50

Investments in the
  Dreyfus Stock Index Fund
   Sub-Account:
     Dreyfus Stock Index Fund
     2014...   32     15.99 - 19.65       604        1.74         1.15 - 1.85     11.33  -  12.13
     2013...   33     14.36 - 17.52       555        1.84         1.15 - 1.85     29.59  -  30.52
     2012...   35     11.08 - 13.43       451        2.07         1.15 - 1.85     13.59  -  14.41
     2011...   39      9.76 - 11.74       442        1.88         1.15 - 1.85     (0.00) -   0.72
     2010...   42      9.76 - 11.65       472        1.80         1.15 - 1.85     12.72  -  13.53

(l) Previously known as DWS Variable Series II
(n) Previously known as DWS Money Market VIP A II
(o) Previously known as DWS Small Mid Cap Growth VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                          AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                --------------------------------------- ------------------------------------------------
                           ACCUMULATION                                    EXPENSE            TOTAL
                UNITS       UNIT VALUE       NET ASSETS  INVESTMENT        RATIO**          RETURN***
                (000S)   LOWEST TO HIGHEST     (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                ------   -----------------   ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Variable Investment Fund
   Sub-Accounts:
     VIF Growth & Income
     2014......    5      $16.79 - 19.49      $    92        0.77%       1.15 - 2.00%     7.87  -   8.82%
     2013......    5       15.57 - 17.91           90        0.90        1.15 - 2.00     34.05  -  35.22
     2012......    6       11.61 - 13.25           75        1.37        1.15 - 2.00     15.71  -  16.72
     2011......    8       10.04 - 11.35           88        1.26        1.15 - 2.00     (4.73) -  (3.90)
     2010......   11       10.53 - 11.81          126        1.13        1.15 - 2.00     16.24  -  17.25

     VIF Money Market
     2014......   33        9.43 - 11.50          341       <0.01        1.15 - 1.85     (1.85) -  (1.14)
     2013......   40        9.60 - 11.63          425          --        1.15 - 1.85     (1.85) -  (1.14)
     2012......   47        9.78 - 11.76          506          --        1.15 - 1.85     (1.85) -  (1.15)
     2011......   53        9.97 - 11.90          577        0.01        1.15 - 1.85     (1.84) -  (1.13)
     2010......   65       10.16 - 12.04          703        0.01        1.15 - 1.85     (1.84) -  (1.13)

Investments in the
  Federated Insurance Series
   Sub-Account:
     Federated Prime Money Fund II
     2014......  416        9.43 - 11.11        4,847          --        1.15 - 1.85     (1.85) -  (1.14)
     2013......  481        9.60 - 11.24        5,678          --        1.15 - 1.85     (1.85) -  (1.14)
     2012......  589        9.79 - 11.37        7,077          --        1.15 - 1.85     (1.86) -  (1.15)
     2011......  727        9.97 - 11.50        8,816          --        1.15 - 1.85     (1.84) -  (1.14)
     2010......  917       10.16 - 11.64       11,242          --        1.15 - 1.85     (1.85) -  (1.14)

Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts:
     VIP Contrafund
     2014......  181       20.26 - 31.13        4,509        0.86        1.15 - 1.65     10.11  -  10.66
     2013......  238       21.07 - 28.13        5,318        1.05        1.15 - 1.65     29.14  -  29.79
     2012......  263       14.25 - 21.67        4,535        1.29        1.15 - 1.65      0.03  -  15.08
     2011......  322       14.25 - 18.83        4,845        0.92        1.15 - 1.65     (3.64) -   9.76
     2010......  417       14.86 - 19.54        6,552        1.11        1.15 - 1.65     15.30  -  15.88

     VIP Equity-Income
     2014......   39       17.39 - 21.15          773        2.74        1.15 - 1.65      6.94  -   7.48
     2013......   44       16.27 - 19.67          813        2.40        1.15 - 1.65     26.05  -  26.68
     2012......   54       12.90 - 15.53          784        2.81        1.15 - 1.65     15.38  -  15.96
     2011......   73       11.18 - 13.39          920        2.38        1.15 - 1.65     (0.68) -  (0.18)
     2010......   86       11.26 - 13.42        1,087        1.64        1.15 - 1.65     13.27  -  13.83

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
     VIP Growth
     2014............  231    $11.07 - 18.99     $3,462       0.18%        1.15 - 1.65%     9.48  -  10.03%
     2013............  261     13.10 - 17.26      3,578       0.28         1.15 - 1.65     34.11  -  34.78
     2012............  281      9.77 - 12.81      2,865       0.60         1.15 - 1.65     12.81  -  13.37
     2011............  321      8.66 - 11.30      2,909       0.35         1.15 - 1.65     (0.94) -  27.74
     2010............  384      8.79 - 11.40      3,521       0.25         1.15 - 1.65     22.14  -  22.75

     VIP High Income
     2014............   33     15.43 - 17.04        520       5.07         1.15 - 1.65     (0.50) -  (0.00)
     2013............   43     15.51 - 17.04        674       5.29         1.15 - 1.65      4.21  -   4.74
     2012............   54     14.88 - 16.27        809       5.02         1.15 - 1.65     12.35  -  12.92
     2011............   77     13.24 - 14.41      1,015       6.20         1.15 - 1.65      2.33  -   2.84
     2010............   98     12.94 - 14.01      1,259       7.33         1.15 - 1.65     11.96  -  12.52

     VIP Index 500
     2014............  246     14.18 - 15.75      3,923       1.48         1.15 - 1.65     11.71  -  12.27
     2013............  309     14.03 - 14.31      4,399       1.85         1.15 - 1.65     30.08  -  30.73
     2012............  350     10.73 - 11.00      3,821       2.01         1.15 - 1.65     14.01  -  14.59
     2011............  421      9.36 -  9.65      4,029       1.77         1.15 - 1.65      0.87  -  13.09
     2010............  536      9.28 -  9.61      5,108       1.80         1.15 - 1.65     13.14  -  13.71

     VIP Investment Grade Bond
     2014............   63     18.78 - 19.37      1,215       2.20         1.25 - 1.45      4.30  -   4.51
     2013............   64     18.01 - 18.53      1,186       2.26         1.25 - 1.45     (3.19) -  (3.00)
     2012............   71     18.60 - 19.10      1,354       2.18         1.25 - 1.45      4.58  -   6.99
     2011............   83     17.38 - 18.27      1,515       2.74         1.25 - 1.65      5.58  -   6.00
     2010............  121     16.46 - 17.23      2,071       3.33         1.25 - 1.65      6.04  -   6.47

     VIP Overseas
     2014............   55     11.22 - 11.61        721       1.10         1.15 - 1.65     (9.58) -  (9.13)
     2013............   80     12.78 - 14.78      1,155       1.30         1.15 - 1.65     28.30  -  28.95
     2012............   84      9.67 -  9.91        946       1.90         1.15 - 1.65     18.76  -  19.36
     2011............   99      8.15 -  8.30        935       1.29         1.15 - 1.65    (18.52) - (18.11)
     2010............  128     10.14 - 11.91      1,479       1.30         1.15 - 1.65     11.82  -  32.53

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts:
     VIP Asset Manager Growth (Service Class 2)
     2014.........     1   $15.05 - 15.05    $    13       0.81%        1.60 - 1.60%     3.86  -   3.86%
     2013.........     1    14.49 - 14.49         13       0.24         1.60 - 1.60     20.14  -  20.14
     2012.........     5    12.06 - 12.43         56       1.17         1.35 - 1.60     13.27  -  13.56
     2011.........     5    10.65 - 10.94         49       1.02         1.35 - 1.60     (7.95) -  (7.72)
     2010.........     8    11.57 - 11.86         95       0.77         1.35 - 1.60     14.17  -  14.46

     VIP Contrafund (Service Class 2)
     2014......... 2,424    16.30 - 18.27     43,004       0.66         1.29 - 2.59      8.76  -  10.21
     2013......... 3,152    14.79 - 16.80     50,943       0.76         1.29 - 2.59     27.56  -  29.26
     2012......... 4,188    11.44 - 13.17     52,723       1.06         1.29 - 2.59     13.13  -  14.64
     2011......... 5,398     9.98 - 11.64     58,993       0.72         1.29 - 2.59     (4.04) -  19.05
     2010......... 6,781    10.40 - 12.29     77,662       0.94         1.29 - 2.59     13.90  -  15.42

     VIP Equity-Income (Service Class 2)
     2014.........    37    16.83 - 17.51        617       2.58         1.35 - 2.00      6.31  -   7.02
     2013.........    41    15.72 - 16.47        640       2.11         1.35 - 2.00     25.27  -  26.10
     2012.........    54    12.47 - 13.15        662       2.79         1.35 - 2.00     14.71  -  15.47
     2011.........    65    10.80 - 11.46        691       2.08         1.35 - 2.00     (1.35) -  (0.70)
     2010.........    84    10.87 - 11.62        908       1.42         1.35 - 2.00     12.62  -  13.37

     VIP Freedom 2010 Portfolio (Service Class 2)
     2014.........   317    12.55 - 14.02      4,308       1.18         1.29 - 2.54      1.56  -   2.87
     2013.........   438    12.36 - 13.63      5,815       1.20         1.29 - 2.54     10.32  -  11.74
     2012.........   659    11.20 - 12.19      7,849       1.60         1.29 - 2.54      8.74  -  10.14
     2011.........   804    10.30 - 11.07      8,729       1.84         1.29 - 2.54     (2.95) -  (1.71)
     2010.........   834    10.61 - 11.26      9,258       1.83         1.29 - 2.54      9.69  -  11.09

     VIP Freedom 2020 Portfolio (Service Class 2)
     2014.........   290.   12.72 - 13.90..    3,912..      1.22....    1.29 - 2.29...   2.20  -   3.25.
     2013.........   397.   12.45 - 13.46..    5,203..      1.42....    1.29 - 2.29...  12.99  -  14.14.
     2012.........   499.   11.02 - 11.79..    5,753..      1.70....    1.29 - 2.29...  10.48  -  11.61.
     2011.........   595.    9.97 - 10.57..    6,166..      1.86....    1.29 - 2.29... (3.50) -  (2.51).
     2010.........   671.   10.33 - 10.84..    7,168..      1.83....    1.29 - 2.29...  11.71  -  12.85.

     VIP Freedom 2030 Portfolio (Service Class 2)
     2014.........   158.   13.37 - 14.09..    2,173..      1.21....    1.29 - 1.89...   2.76  -   3.39.
     2013.........   197.   13.01 - 13.63..    2,623..      1.45....    1.29 - 1.89...  19.11  -  19.84.
     2012.........   219.   10.92 - 11.37..    2,448..      1.98....    1.29 - 1.89...  13.00  -  13.69.
     2011.........   220.    9.66 - 10.00..    2,169..      1.47....    1.29 - 1.89... (4.66) -  (4.08).
     2010.........   346.   10.14 - 10.43..    3,560..      1.84....    1.29 - 1.89...  13.70  -  14.40.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                           AT DECEMBER 31,                           FOR THE YEAR ENDED DECEMBER 31,
                 ------------------------------------------ ------------------------------------------------
                              ACCUMULATION                                     EXPENSE            TOTAL
                 UNITS         UNIT VALUE        NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------     -----------------    ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Freedom Income Portfolio (Service Class 2)
     2014.......   120       $11.78 - 12.76       $ 1,487       1.13%        1.29 - 2.19%     1.27  -   2.20%
     2013.......   152        11.64 - 12.48         1,856       1.09         1.29 - 2.19      2.90  -   3.85
     2012.......   207        11.31 - 12.02         2,445       1.06         1.29 - 2.19      4.53  -   4.88
     2011.......   281        10.82 - 11.46         3,164       1.61         1.29 - 2.29     (0.93) -   0.08
     2010.......   285        10.92 - 11.45         3,213       1.52         1.29 - 2.29      4.80  -   5.87

     VIP Growth (Service Class 2)
     2014.......    11        13.28 - 14.23           158         --         1.35 - 1.85      8.96  -   9.51
     2013.......    11        12.19 - 13.00           145       0.05         1.35 - 1.85     33.49  -  34.17
     2012.......    12         9.13 -  9.69           117       0.35         1.35 - 1.85     12.28  -  12.85
     2011.......    14         8.13 -  8.58           120       0.10         1.35 - 1.85     (1.88) -  (1.38)
     2010.......    27         8.29 -  8.70           235       0.03         1.35 - 1.85     21.57  -  22.19

     VIP Growth & Income (Service Class 2)
     2014.......   356        16.34 - 18.58         6,354       1.02         1.29 - 2.59      7.37  -   8.81
     2013.......   761        15.22 - 17.07        12,624       1.61         1.29 - 2.59     29.80  -  31.53
     2012.......   906        11.72 - 12.98        11,479       2.01         1.29 - 2.59     15.18  -  16.72
     2011....... 1,028        10.18 - 11.12        11,194       1.76         1.29 - 2.59     (1.26) -   0.05
     2010.......   903        10.31 - 11.11         9,825       0.45         1.29 - 2.59     11.58  -  13.07

     VIP Growth Stock (Service Class 2)
     2014.......    87        16.68 - 18.46         1,550       0.52         1.29 - 2.44      9.59  -  10.88
     2013.......    95        15.22 - 16.65         1,546       0.31         1.29 - 2.44     29.99  -  32.88
     2012.......    92        11.71 - 12.53         1,128       0.58         1.29 - 2.29     15.46  -  16.65
     2011.......   125        10.14 - 10.74         1,315         --         1.29 - 2.29     (1.85) -  (0.84)
     2010.......   233        10.33 - 10.83         2,481         --         1.29 - 2.29     17.03  -  18.22

     VIP High Income (Service Class 2)
     2014.......   238        14.61 - 16.37         3,846       5.00         1.29 - 2.44     (1.56) -  (0.40)
     2013.......   307        14.84 - 16.43         4,993       5.35         1.29 - 2.44      3.12  -   4.33
     2012.......   365        14.39 - 15.75         5,701       5.34         1.29 - 2.44     11.18  -  12.50
     2011.......   466        12.95 - 14.00         6,476       6.41         1.29 - 2.44      1.19  -   2.38
     2010.......   561        12.79 - 13.67         7,633       7.13         1.29 - 2.44     10.90  -  12.21

     VIP Index 500 (Service Class 2)
     2014.......   499        14.87 - 16.47         7,965       1.31         1.29 - 2.44     10.52  -  11.83
     2013.......   644        13.46 - 14.73         9,263       1.82         1.29 - 2.44     28.69  -  30.21
     2012.......   598        10.46 - 11.31         6,649       1.86         1.29 - 2.44     12.80  -  14.14
     2011.......   684         9.27 -  9.91         6,687       1.70         1.29 - 2.44     (0.69) -   0.47
     2010.......   757         9.34 -  9.86         7,385       1.58         1.29 - 2.44     11.93  -  13.25

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
               --------------------------------------- ------------------------------------------------
                          ACCUMULATION                                    EXPENSE            TOTAL
               UNITS       UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Investment Grade Bond (Service Class 2)
     2014.....    <1     $15.23 - 15.23     $     1        1.71%        1.50 - 1.50%     4.03  -   4.03%
     2013.....    <1      14.64 - 14.64           2        2.40         1.50 - 1.50     (3.54) -  (3.54)
     2012.....    <1      15.18 - 15.18           2        2.19         1.50 - 1.50      4.02  -   4.02
     2011.....    <1      14.59 - 14.59           1        3.10         1.50 - 1.50      5.43  -   5.43
     2010.....    <1      13.84 - 13.84           1        3.47         1.50 - 1.50      5.93  -   5.93

     VIP Mid Cap (Service Class 2)
     2014.....   672      16.43 - 19.95      12,151        0.02         1.29 - 2.44      3.44  -   4.66
     2013.....   869      15.70 - 19.29      15,307        0.26         1.29 - 2.44     34.12  -  34.13
     2012..... 1,098      11.70 - 14.38      14,508        0.37         1.29 - 2.59     11.59  -  13.08
     2011..... 1,353      10.35 - 12.89      15,901        0.02         1.29 - 2.59    (12.00) -  16.59
     2010..... 1,728      11.76 - 14.84      23,239        0.12         1.29 - 2.59     25.25  -  26.91

     VIP Money Market (Service Class 2)
     2014.....   880       8.92 -  9.40       8,471        0.01         1.25 - 2.59     (2.58) -  (1.23)
     2013.....   961       9.16 -  9.52       9,439        0.01         1.25 - 2.59     (2.58) -  (1.23)
     2012..... 1,363       9.40 -  9.64      13,578        0.01         1.25 - 2.59     (2.59) -  (1.24)
     2011..... 1,590       9.65 -  9.76      16,085        0.01         1.25 - 2.59     (2.57) -  (1.23)
     2010..... 1,777       9.88 -  9.90      18,304        0.01         1.25 - 2.59     (2.52) -  (1.17)

     VIP Overseas (Service Class 2)
     2014.....     2      12.59 - 13.49          34        1.07         1.35 - 1.85     (9.99) -  (9.53)
     2013.....     3      13.98 - 14.91          41        1.10         1.35 - 1.85     27.76  -  28.41
     2012.....     3      10.95 - 11.61          33        1.65         1.35 - 1.85     18.15  -  18.75
     2011.....     3       9.26 -  9.78          32        1.02         1.35 - 1.85    (18.87) - (18.45)
     2010.....     4      11.42 - 11.99          55        0.77         1.35 - 1.85     10.74  -  11.31

Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Franklin Flex Cap Growth VIP (p)
     2014.....   107      16.27 - 18.14       1,855          --         1.29 - 2.39      3.57  -   4.74
     2013.....   140      15.71 - 17.32       2,339          --         1.29 - 2.39     35.71  -  36.33
     2012.....   211      11.53 - 12.76       2,621          --         1.29 - 2.59      6.43  -   7.85
     2011.....   277      10.83 - 11.83       3,204          --         1.29 - 2.59     (7.26) -  (6.03)
     2010.....   344      11.68 - 12.59       4,240          --         1.29 - 2.59     13.19  -  14.70

(p) Previously known as Franklin Flex Cap Growth Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
               ---------------------------------------- ------------------------------------------------
                          ACCUMULATION                                     EXPENSE            TOTAL
               UNITS       UNIT VALUE       NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST     (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------   ----------  ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Franklin Growth and Income VIP (q)
     2014.....  1,199    $19.69 - 23.41      $ 27,038       2.44%        1.29 - 2.69%     6.20  -   7.73%
     2013.....  1,486     18.54 - 21.73        31,193       2.61         1.29 - 2.69     26.12  -  27.93
     2012.....  1,922     14.70 - 16.99        31,623       2.92         1.29 - 2.69      9.21  -  10.78
     2011.....  2,360     13.46 - 15.33        35,184       3.65         1.29 - 2.69     (0.34) -   1.09
     2010.....  3,006     13.51 - 15.17        44,508       3.52         1.29 - 2.69     13.54  -  15.17

     Franklin High Income VIP (r)
     2014.....    535     15.30 - 17.65         9,073       6.11         1.28 - 2.59     (2.61) -  (1.30)
     2013.....    595     15.71 - 17.89        10,280       7.20         1.28 - 2.59      5.04  -   6.46
     2012.....    692     14.95 - 16.80        11,252       7.10         1.28 - 2.59     12.56  -  14.09
     2011.....    747     13.29 - 14.73        10,675       6.20         1.28 - 2.59      1.86  -   3.23
     2010.....    893     13.04 - 14.26        12,422       6.47         1.28 - 2.59     10.33  -  11.82

     Franklin Income VIP (s)
     2014.....  6,536     15.82 - 18.25       115,409       5.20         1.28 - 2.59      1.91  -   3.29
     2013.....  7,996     15.52 - 17.67       137,214       6.35         1.28 - 2.59     10.99  -  12.49
     2012.....  9,738     13.98 - 15.71       149,063       6.56         1.28 - 2.59      9.73  -  11.22
     2011..... 11,831     12.74 - 14.13       163,349       5.78         1.28 - 2.59     (0.26) -   1.08
     2010..... 14,345     12.78 - 13.97       196,462       6.57         1.28 - 2.59      9.76  -  11.24

     Franklin Large Cap Growth VIP (t)
     2014.....  1,756     14.67 - 16.71        28,433       1.12         1.29 - 2.54      9.60  -  11.01
     2013.....  2,324     13.38 - 15.06        34,052       1.07         1.29 - 2.54     25.37  -  26.98
     2012.....  3,073     10.67 - 11.86        35,616       0.84         1.29 - 2.54      9.51  -  10.92
     2011.....  3,694      9.75 - 10.69        38,730       0.66         1.29 - 2.54     (4.00) -  (2.77)
     2010.....  4,420     10.19 - 10.99        47,797       0.79         1.29 - 2.49      8.81  -  10.15

     Franklin Mutual Global Discovery VIP (u)
     2014.....    934     14.61 - 16.31        15,527       2.07         1.29 - 2.54      3.02  -   4.34
     2013.....  1,099     14.12 - 15.64        17,621       2.10         1.29 - 2.59     23.89  -  25.97
     2012.....  1,257     11.40 - 12.41        16,188       2.51         1.29 - 2.54     10.47  -  11.89
     2011.....  1,644     10.32 - 11.09        19,043       2.18         1.29 - 2.54     (5.42) -  (4.21)
     2010.....  2,064     10.91 - 11.58        25,013       1.26         1.29 - 2.54      9.12  -  10.51

(q) Previously known as Franklin Growth and Income Securities
(r) Previously known as Franklin High Income Securities
(s) Previously known as Franklin Income Securities
(t) Previously known as Franklin Large Cap Growth Securities
(u) Previously known as Mutual Global Discovery Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
               ---------------------------------------- ------------------------------------------------
                           ACCUMULATION                                    EXPENSE            TOTAL
               UNITS        UNIT VALUE       NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)    LOWEST TO HIGHEST     (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------    -----------------   ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Franklin Mutual Shares VIP (v)
     2014..... 3,196      $19.43 - 29.64      $ 65,115      1.96%        1.15 - 2.69%     4.24  -   5.90%
     2013..... 3,925       18.64 - 27.99        75,874      2.03         1.15 - 2.69     24.81  -  26.79
     2012..... 5,070       14.94 - 22.07        77,900      2.02         1.15 - 2.69     11.16  -  12.93
     2011..... 6,198       13.44 - 19.54        84,958      2.24         1.15 - 2.69     (3.70) -  (2.17)
     2010..... 7,794       13.95 - 19.98       109,831      1.53         1.15 - 2.69      8.21  -   9.92

     Franklin Small Cap Value VIP (w)
     2014.....   879       20.01 - 28.43        26,531      0.62         1.28 - 2.69     (2.14) -  (0.71)
     2013..... 1,109       20.16 - 29.05        33,819      1.33         1.28 - 2.69     32.58  -  34.51
     2012..... 1,414       14.99 - 21.91        32,367      0.79         1.28 - 2.69     15.20  -  16.88
     2011..... 1,731       12.82 - 19.02        34,175      0.69         1.28 - 2.69     (6.34) -  (4.98)
     2010..... 2,038       13.49 - 20.31        42,888      0.72         1.28 - 2.69     24.78  -  26.59

     Franklin Small-Mid Cap Growth VIP (x)
     2014.....    39       27.74 - 34.53         1,067        --         1.15 - 2.34      4.96  -   6.24
     2013.....    45       26.43 - 32.50         1,155        --         1.15 - 2.34     34.92  -  36.58
     2012.....    78       19.59 - 23.80         1,559        --         1.15 - 2.34      8.25  -   9.58
     2011.....    89       18.09 - 21.72         1,618        --         1.15 - 2.34     (7.16) -  (5.92)
     2010.....   125       19.47 - 23.08         2,427        --         1.15 - 2.34     24.50  -  26.17

     Franklin U.S. Government Securities VIP (y)
     2014..... 1,230       11.18 - 13.02        15,521      2.61         1.29 - 2.69      0.60  -   2.05
     2013..... 1,541       11.11 - 12.76        19,112      2.81         1.29 - 2.69     (4.87) -  (3.50)
     2012..... 2,156       11.68 - 13.22        27,760      2.75         1.29 - 2.69     (0.86) -   0.57
     2011..... 2,352       11.78 - 13.15        30,171      3.05         1.29 - 2.69      2.85  -   4.32
     2010..... 2,990       11.46 - 12.60        36,872      3.27         1.29 - 2.69      2.45  -   3.93

     Templeton Developing Markets VIP (z)
     2014.....   352       21.25 - 27.60        10,815      1.49         1.15 - 2.49    (10.67) -  (9.44)
     2013.....   429       23.46 - 30.89        14,605      1.95         1.15 - 2.49     (3.39) -  (2.20)
     2012.....   528       31.98 - 36.19        18,473      1.38         1.29 - 2.49     10.34  -  11.70
     2011.....   673       28.98 - 32.40        21,178      0.95         1.29 - 2.49    (17.95) - (16.94)
     2010.....   793       35.32 - 39.01        30,100      1.55         1.29 - 2.49     14.66  -  16.07

(v) Previously known as Mutual Shares Securities
(w) Previously known as Franklin Small Cap Value Securities
(x) Previously known as Franklin Small-Mid Cap Growth Securities
(y) Previously known as Franklin U.S. Government
(z) Previously known as Templeton Developing Markets Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Templeton Foreign VIP (aa)
     2014... 3,435   $15.67 - 18.68    $ 63,482      1.87%        1.15 - 2.69%   (13.52) - (12.15)%
     2013... 4,142    17.84 - 21.60      86,941      2.39         1.15 - 2.69     19.66  -  21.56
     2012... 5,152    14.68 - 18.05      89,891      2.99         1.15 - 2.69     15.05  -  16.88
     2011... 6,285    12.56 - 15.69      94,495      1.75         1.15 - 2.69    (13.04) - (11.65)
     2010... 7,286    14.21 - 18.04     124,837      1.81         1.15 - 2.69      5.49  -   7.17

     Templeton Global Bond VIP (ab)
     2014...    50    23.68 - 34.86       1,426      5.58         1.15 - 2.24     (0.45) -   0.67
     2013...    59    23.79 - 34.63       1,667      4.56         1.15 - 2.24     (0.65) -   0.47
     2012...    70    23.95 - 34.47       1,971      6.11         1.15 - 2.24     12.48  -  13.75
     2011...    92    21.29 - 30.30       2,250      5.54         1.15 - 2.24     (3.11) -  (2.00)
     2010...   113    21.69 - 30.92       2,772      1.44         1.15 - 2.69     11.68  -  13.14

     Templeton Growth VIP (ac)
     2014...    45    14.98 - 22.52         956      1.42         1.15 - 1.85     (4.61) -  (3.93)
     2013...    50    15.70 - 23.44       1,111      2.63         1.15 - 1.85     28.40  -  29.33
     2012...    56    12.23 - 18.13         949      2.20         1.15 - 1.85     18.82  -  19.68
     2011...    69    10.29 - 15.15         994      1.34         1.15 - 1.85     (8.69) -  (8.04)
     2010...    85    11.27 - 16.47       1,320      1.28         1.15 - 1.85      5.41  -   6.17

Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
     VIT Large Cap Value
     2014...   204    14.74 - 16.76       3,282      1.28         1.29 - 2.59     10.01  -  11.48
     2013...   264    13.40 - 15.04       3,836      1.14         1.29 - 2.59     29.78  -  31.51
     2012...   367    10.33 - 11.43       4,086      1.37         1.29 - 2.59     16.04  -  17.59
     2011...   442     8.90 -  9.72       4,186      1.20         1.29 - 2.59     (9.45) -  (8.25)
     2010...   504     9.83 - 10.60       5,230      0.73         1.29 - 2.59      8.32  -   9.76

     VIT Mid Cap Value
     2014...   142    19.14 - 21.33       2,947      0.89         1.29 - 2.39     10.86  -  12.11
     2013...   192    17.26 - 19.03       3,553      0.76         1.29 - 2.39     31.18  -  31.78
     2012...   271    13.10 - 14.50       3,850      1.09         1.29 - 2.59     15.39  -  16.94
     2011...   352    11.35 - 12.40       4,298      0.74         1.29 - 2.59     (8.80) -  (7.58)
     2010...   405    12.45 - 13.42       5,352      0.63         1.29 - 2.59     21.77  -  23.39

(aa) Previously known as Templeton Foreign Securities
(ab) Previously known as Templeton Global Bond Securities
(ac) Previously known as Templeton Growth Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts (continued):
     VIT Strategic Growth
     2014.........     1   $12.52 - 19.51    $    24       0.38%        1.15 - 1.65%    11.78  -  12.34%
     2013.........     1    11.20 - 17.36         21       0.41         1.15 - 1.65     30.25  -  30.91
     2012.........     1     8.60 - 13.26         16       0.68         1.15 - 1.65     17.92  -  18.51
     2011.........     2     7.29 - 11.19         16       0.46         1.15 - 1.65     (4.21) -  (3.73)
     2010.........     2     7.61 - 11.63         17       0.29         1.15 - 1.65      8.93  -   9.47

     VIT Small Cap Equity Insights (ad)
     2014.........   354    15.06 - 28.70      5,940       0.64         1.15 - 2.59      4.16  -   5.71
     2013.........   549    14.46 - 27.15      8,757       0.93         1.15 - 2.59     32.11  -  34.07
     2012.........   707    10.94 - 20.25      8,438       1.12         1.15 - 2.59      9.90  -  11.54
     2011.........   863     9.96 - 18.16      9,268       0.78         1.15 - 2.59     (1.93) -  (0.47)
     2010......... 1,062    10.15 - 18.24     11,508       0.52         1.15 - 2.59     26.75  -  28.63

     VIT Strategic International Equity
     2014.........    --     9.58 - 13.82         --       4.55         1.15 - 1.65     (9.06) -  (8.60)
     2013.........    --    10.53 - 10.53         --         --         1.65 - 1.65     22.17  -  22.17
     2012.........    <1     8.62 -  8.62          3       2.21         1.65 - 1.65     19.25  -  19.25
     2011.........    <1     7.23 -  7.23          2       3.52         1.65 - 1.65    (16.44) - (16.44)
     2010.........    <1     8.65 -  8.65          3       1.44         1.65 - 1.65      8.56  -   8.56

     VIT U.S. Equity Insights (ae)
     2014.........   279    16.11 - 18.32      4,935       1.28         1.29 - 2.59     13.35  -  14.86
     2013.........   375    14.21 - 15.95      5,793       1.04         1.29 - 2.59     33.96  -  35.75
     2012.........   541    10.61 - 11.75      6,183       1.73         1.29 - 2.59     11.49  -  12.98
     2011.........   645     9.52 - 10.40      6,544       1.65         1.29 - 2.59      1.36  -   2.71
     2010.........   799     9.39 - 10.12      7,921       1.40         1.29 - 2.59      9.92  -  11.39

Investments in the
  Invesco Investment Services
   Sub-Accounts:
     Invesco V.I. American Franchise
     2014......... 5,740    10.90 - 16.61     86,128       0.04         0.70 - 2.30      5.97  -   7.68
     2013......... 6,845    10.12 - 15.68     93,981       0.42         0.70 - 2.30     36.95  -  39.16
     2012......... 7,873     7.28 - 11.45     78,332         --         0.70 - 2.30     11.14  -  12.94
     2011......... 2,954     6.44 - 10.30     26,873         --         0.70 - 2.30     (8.31) -  (6.83)
     2010......... 2,775     6.91 - 11.23     25,826         --         0.70 - 2.30     17.12  -  19.01

(ad) Previously known as VIT Structured Small Cap Equity
(ae) Previously known as VIT Structured U.S. Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. American Value
     2014........ 1,921   $21.77 - 30.21    $ 45,106      0.44%        0.70 - 2.69%     6.80  -   8.99%
     2013........ 2,294    20.38 - 27.72      49,879      0.65         0.70 - 2.69     30.66  -  33.33
     2012........ 2,761    15.60 - 20.79      45,487      0.70         0.70 - 2.69     14.14  -  16.49
     2011........ 3,356    13.67 - 17.85      47,938      0.66         0.70 - 2.69     (1.79) -   0.22
     2010........ 4,243    13.92 - 17.81      61,101      0.91         0.70 - 2.69     18.96  -  21.39

     Invesco V.I. Comstock
     2014........ 1,429    18.82 - 22.85      29,816      1.31         0.70 - 2.30      6.90  -   8.62
     2013........ 1,699    17.61 - 21.03      32,923      1.63         0.70 - 2.30     32.88  -  35.03
     2012........ 2,038    13.25 - 15.58      29,458      1.69         0.70 - 2.30     16.52  -  18.40
     2011........ 2,480    11.37 - 13.16      30,516      1.65         0.70 - 2.30     (4.07) -  (2.52)
     2010........ 3,006    11.86 - 13.50      38,273      0.13         0.70 - 2.30     13.34  -  15.17

     Invesco V.I. Core Equity
     2014........ 4,153    15.23 - 17.35      84,651      0.83         0.70 - 2.20      5.79  -   7.39
     2013........ 4,780    14.40 - 16.15      90,978      1.39         0.70 - 2.20     26.44  -  28.35
     2012........ 5,459    11.39 - 12.59      81,396      0.97         0.70 - 2.20     11.40  -  13.09
     2011........ 6,319    10.22 - 11.13      83,568      0.94         0.70 - 2.20     (2.23) -  (0.76)
     2010........ 7,679    10.46 - 11.22     102,270      0.92         0.70 - 2.20      7.17  -   8.79

     Invesco V.I. Diversified Dividend
     2014........ 3,399    15.96 - 20.45     152,078      1.66         0.70 - 2.05     10.54  -  12.04
     2013........ 3,919    14.44 - 18.26     157,003      2.28         0.70 - 2.05     28.38  -  30.12
     2012........ 4,565    11.25 - 14.03     141,411      2.02         0.70 - 2.05     16.31  -  17.90
     2011........ 5,321    9.67  - 11.90     140,368      1.74         0.70 - 2.05     (1.83) -  (0.49)
     2010........ 6,213    9.85  - 11.96     166,267      1.75         0.70 - 2.05      8.24  -   9.71

     Invesco V.I. Diversified Income
     2014........   555    13.41 - 14.34       8,064      4.98         1.10 - 1.85      6.03  -   6.85
     2013........   624    12.64 - 13.42       8,506      4.53         1.10 - 1.85     (1.80) -  (1.04)
     2012........   731    12.88 - 13.57      10,091      4.66         1.10 - 1.85      8.66  -   9.50
     2011........   775    11.85 - 12.39       9,818      5.44         1.10 - 1.85      5.05  -   5.85
     2010........   831    11.28 - 11.70      10,007      5.69         1.10 - 1.85      8.01  -   8.84

     Invesco V.I. Equity and Income
     2014........ 1,488    19.54 - 23.28      27,029      1.73         0.83 - 1.98      6.90  -   8.13
     2013........ 1,670    18.28 - 21.92      28,119      1.59         0.70 - 1.98     23.77  -  24.31
     2012........ 1,888    14.77 - 17.64      25,806      1.87         0.70 - 2.05     10.29  -  11.79
     2011 (az)... 2,160    13.39 - 15.78      26,442      0.60         0.70 - 2.05     (9.19) -  (8.36)

(az) For the period beginning April 29, 2011 and ended December 31, 2011

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Global Core Equity
     2014... 1,498   $12.88 - 16.06    $32,900       1.96%        0.70 - 2.05%    (1.35) -  (0.01)%
     2013... 1,754    13.06 - 16.06     38,615       1.91         0.70 - 2.05     20.02  -  21.65
     2012... 2,028    10.88 - 13.20     36,934       2.45         0.70 - 2.05     11.44  -  12.95
     2011... 2,401    9.76  - 11.69     39,167       0.00         0.70 - 2.05    (18.36) - (11.58)
     2010...     2    10.04 - 10.54         21       1.85         1.35 - 1.85      8.90  -   9.45

     Invesco V.I. Government Securities
     2014...   526    15.11 - 17.04      8,619       3.01         1.10 - 1.70      2.38  -   3.00
     2013...   625    14.76 - 16.55      9,973       3.43         1.10 - 1.70     (4.26) -  (3.69)
     2012...   745    15.42 - 17.18     12,302       3.05         1.10 - 1.70      0.74  -   1.35
     2011...   829    15.30 - 16.95     13,545       3.33         1.10 - 1.70      6.10  -   6.73
     2010...   923    14.42 - 15.88     14,330       4.73         1.10 - 1.70      3.63  -   4.25

     Invesco V.I. High Yield
     2014...   835    9.83  - 11.71     14,530       4.45         0.70 - 1.98     (0.27) -   1.02
     2013...   993    9.73  - 11.74     17,193       7.49         0.70 - 1.98      5.03  -   5.84
     2012...   429    15.63 - 18.06      6,535       4.87         1.10 - 1.85     15.00  -  15.89
     2011...   460    13.49 - 15.70      6,091       7.12         1.10 - 1.85     (0.90) -  (0.14)
     2010...   517    13.51 - 15.85      6,884       9.49         1.10 - 1.85     11.47  -  12.33

     Invesco V.I. International Growth
     2014... 1,006    13.92 - 19.40     20,589       1.58         1.10 - 1.70     (1.36) -  (0.77)
     2013... 1,126    14.11 - 19.55     23,317       1.19         1.10 - 1.70     17.01  -  17.71
     2012... 1,246    12.06 - 16.61     22,031       1.43         1.10 - 1.70     13.58  -  14.27
     2011... 1,441    10.62 - 14.54     22,402       1.66         1.10 - 1.70     (8.31) -  (7.76)
     2010... 1,664    11.58 - 15.76     28,061       2.11         1.10 - 1.70     10.96  -  11.63

     Invesco V.I. Managed Volatility (af)
     2014...   261    24.25 - 25.86      6,546       2.93         1.10 - 1.70     18.54  -  19.25
     2013...   276    20.46 - 21.68      5,821       2.95         1.10 - 1.70      8.89  -   9.55
     2012...   311    18.79 - 19.79      6,002       3.19         1.10 - 1.70      1.86  -   2.47
     2011...   341    18.45 - 19.32      6,433       3.18         1.10 - 1.70     14.49  -  15.18
     2010...   393    16.11 - 16.77      6,462       3.41         1.10 - 1.70      4.51  -   5.14

     Invesco V.I. Mid Cap Core Equity
     2014...   510    16.83 - 24.70     10,887       0.04         1.10 - 2.20      2.16  -   3.29
     2013...   585    16.48 - 23.92     12,044       0.71         1.10 - 2.20     26.01  -  27.41
     2012...   659    13.08 - 18.77     10,748       0.06         1.10 - 2.20      8.53  -   9.74
     2011...   781    12.05 - 17.11     11,587       0.29         1.10 - 2.20     (8.41) -  (7.40)
     2010...   945    13.15 - 18.47     15,213       0.52         1.10 - 2.20     11.63  -  12.87

(af) Previously known as Invesco V.I. Utilities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Mid Cap Growth
     2014........   348   $17.46 - 25.87    $ 8,107        -- %        1.10 - 1.70%     6.22  -   6.86%
     2013........   391    16.44 - 24.21      8,533       0.42         1.10 - 1.70     34.71  -  35.52
     2012 (ba)...   429    12.20 - 17.86      6,892         --         1.10 - 1.70     (2.85) -  (2.45)

     Invesco V.I. Money Market
     2014........   517     9.82 - 11.55      5,842       0.01         1.10 - 1.70     (1.67) -  (1.08)
     2013........   718     9.99 - 11.67      8,195       0.03         1.10 - 1.70     (1.65) -  (1.06)
     2012........   904    10.16 - 11.80     10,400       0.03         1.10 - 1.70     (1.66) -  (1.07)
     2011........ 1,111    10.33 - 11.93     12,939       0.05         1.10 - 1.70     (1.63) -  (1.04)
     2010........ 1,254    10.50 - 12.05     14,866       0.18         1.10 - 1.70     (1.51) -  (0.92)

     Invesco V.I. S&P 500 Index
     2014........ 1,882    14.74 - 16.93     34,156       1.83         0.70 - 2.05     11.02  -  12.53
     2013........ 2,066    13.28 - 15.04     33,532       2.03         0.70 - 2.05     29.23  -  30.99
     2012........ 2,391    10.27 - 11.48     29,851       2.07         0.70 - 2.05     13.31  -  14.85
     2011........ 2,722     9.07 - 10.00     29,967       1.94         0.70 - 2.05     (0.21) -   1.14
     2010........ 3,123     9.09 -  9.89     34,211       1.91         0.70 - 2.05     12.54  -  14.07

     Invesco V.I. Technology
     2014........   163    17.67 - 18.84      2,965         --         1.10 - 1.70      9.18  -   9.84
     2013........   177    16.18 - 17.15      2,947         --         1.10 - 1.70     23.04  -  23.78
     2012........   177    13.15 - 13.86      2,387         --         1.10 - 1.70      9.40  -  10.06
     2011........   193    12.02 - 12.59      2,371       0.19         1.10 - 1.70     (6.65) -  (6.09)
     2010........   214    12.88 - 13.41      2,815         --         1.10 - 1.70     19.26  -  19.98

     Invesco V.I. Value Opportunities
     2014........   465    15.72 - 17.02      7,599       1.40         1.10 - 1.70      4.82  -   5.45
     2013........   508    14.99 - 16.14      7,894       1.49         1.10 - 1.70     31.50  -  32.29
     2012........   559    11.40 - 12.20      6,590       1.50         1.10 - 1.70     15.72  -  16.41
     2011........   681    9.85  - 10.48      6,910       0.85         1.10 - 1.70     (4.68) -  (4.11)
     2010........   808    10.34 - 10.93      8,584       0.55         1.10 - 1.70      5.54  -   6.18

(ba) For the period beginning April 27, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- ------------------------------------------------
                          ACCUMULATION                                   EXPENSE            TOTAL
               UNITS       UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts:
     Invesco V.I. American Franchise II
     2014.....  1,426    $ 19.65 - 22.79    $ 23,511       -- %        1.29 - 2.49%     5.48  -   6.77%
     2013.....  1,890      18.63 - 21.34      30,229      0.24         1.29 - 2.49     36.42  -  37.99
     2012.....  2,303      13.65 - 15.47      27,027        --         1.29 - 2.59     10.45  -  11.93
     2011.....  2,638      12.36 - 13.82      27,718        --         1.29 - 2.59     (7.92) -  (7.60)
     2010.....  3,259      13.56 - 14.95      37,032        --         1.29 - 2.59     17.61  -  18.02

     Invesco V.I. American Value II
     2014.....    983      24.99 - 28.66      28,615      0.19         1.29 - 2.59      6.64  -   8.07
     2013.....  1,253     23.12  - 26.87      33,767      0.54         1.29 - 2.59     30.47  -  32.21
     2012.....  1,633      17.49 - 20.60      33,463      0.62         1.29 - 2.59     14.04  -  15.56
     2011.....  2,055      15.13 - 18.06      36,578      0.59         1.29 - 2.59     (0.47) -  29.76
     2010.....  2,557      15.21 - 18.39      45,935      0.84         1.29 - 2.59     19.02  -  20.61

     Invesco V.I. Comstock II
     2014.....  4,761      19.36 - 21.18     100,267      1.05         1.29 - 2.59      6.27  -   7.69
     2013.....  6,033      17.97 - 19.93     118,371      1.40         1.29 - 2.59     32.14  -  33.90
     2012.....  7,653      13.42 - 15.08     112,848      1.47         1.29 - 2.59     15.84  -  17.39
     2011.....  9,615      11.43 - 13.02     121,444      1.39         1.29 - 2.59     (3.37) -  20.21
     2010..... 11,989      11.83 - 13.65     157,376      0.13         1.29 - 2.59     12.70  -  14.20

     Invesco V.I. Core Equity II
     2014.....    115      14.37 - 16.12       1,855      0.66         1.29 - 2.59      5.05  -   6.46
     2013.....    135      13.68 - 15.14       2,066      1.21         1.29 - 2.59     25.60  -  27.27
     2012.....    159      10.89 - 11.90       1,912      0.81         1.29 - 2.59     10.66  -  12.14
     2011.....    212       9.84 - 10.61       2,293      0.80         1.29 - 2.59     (2.87) -  (1.58)
     2010.....    237      10.13 - 10.78       2,602      0.74         1.29 - 2.59      6.42  -   7.84

     Invesco V.I. Diversified Dividend II
     2014.....  2,000      18.06 - 21.08      34,456      1.37         1.29 - 2.59      9.62  -  11.08
     2013.....  2,563      16.47 - 18.98      40,502      2.05         1.29 - 2.59     27.38  -  29.08
     2012.....  3,062      12.93 - 14.70      37,838      1.76         1.29 - 2.59     15.30  -  16.84
     2011.....  3,737      11.22 - 12.58      39,592      1.45         1.29 - 2.59     (2.65) -  (1.35)
     2010.....  4,451      11.52 - 12.75      48,029      1.38         1.29 - 2.59      7.35  -   8.78

     Invesco V.I. Diversified Income II
     2014.....     11      12.42 - 13.77         149      4.40         1.30 - 2.10      5.61  -   6.46
     2013.....     14      11.76 - 12.93         170      4.23         1.30 - 2.10     (2.33) -  (1.54)
     2012.....     22      12.04 - 13.14         275      4.69         1.30 - 2.10      8.08  -   8.95
     2011.....     19      11.14 - 12.06         224      4.63         1.30 - 2.10      4.51  -   5.35
     2010.....     21      10.66 - 11.45         228      4.93         1.30 - 2.10      7.42  -   8.29

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
               --------------------------------------- ------------------------------------------------
                          ACCUMULATION                                    EXPENSE            TOTAL
               UNITS       UNIT VALUE       NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST     (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------   ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Serieas II)
   Sub-Accounts (continued):
     Invesco V.I. Equity and Income II
     2014..... 1,734     $19.23 - 19.28      $33,898       1.50%        1.29 - 2.59%     5.95  -   7.36%
     2013..... 2,101      17.96 - 18.15       38,431       1.47         1.29 - 2.59     21.65  -  23.28
     2012..... 2,674      14.57 - 14.92       40,003       1.71         1.29 - 2.59      9.47  -  10.93
     2011..... 3,478      13.13 - 13.63       47,127       1.66         1.29 - 2.59     (2.57) -  10.46
     2010..... 3,394      13.48 - 14.17       47,464       1.95         1.29 - 2.59      9.13  -  10.59

     Invesco V.I. Global Core Equity II
     2014..... 1,130      14.41 - 16.82       15,474       1.51         1.29 - 2.59     (2.12) -  (0.81)
     2013..... 1,460      14.72 - 16.96       20,689       1.64         1.29 - 2.59     19.09  -  20.68
     2012..... 1,724      12.36 - 14.05       20,367       2.31         1.29 - 2.59     10.47  -  11.95
     2011..... 1,996      11.19 - 12.55       21,127         --         1.29 - 2.59    (19.53) - (18.81)

     Invesco V.I. Government Securities II
     2014.....    22      12.42 - 13.79          291       2.82         1.30 - 2.10      1.72  -   2.54
     2013.....    24      12.21 - 13.45          303       2.74         1.30 - 2.10     (4.87) -  (4.11)
     2012.....    34      12.84 - 14.02          460       2.68         1.30 - 2.10      0.09  -   0.90
     2011.....    42      12.83 - 13.90          564       3.64         1.30 - 2.10      5.40  -   6.24
     2010.....    61      12.17 - 13.08          770       3.99         1.30 - 2.10      2.92  -   3.74

     Invesco V.I. Growth and Income II
     2014..... 2,077      22.63 - 26.91       51,532       1.42         1.29 - 2.69      7.01  -   8.55
     2013..... 2,628      21.15 - 22.92       60,296       1.23         1.29 - 2.69     30.17  -  32.04
     2012..... 3,506      16.25 - 17.36       61,202       1.27         1.29 - 2.69     11.26  -  12.87
     2011..... 4,372      14.60 - 15.38       67,890       0.98         1.29 - 2.69    (10.80) -  (4.89)
     2010..... 5,458      15.35 - 15.94       88,173       0.10         1.29 - 2.69      9.18  -  10.75

     Invesco V.I. High Yield II
     2014.....   755      16.86 - 19.69        9,228       4.40         1.29 - 2.59     (1.05) -   0.28
     2013.....   861      17.04 - 19.63       10,574       9.62         1.29 - 2.59      4.65  -   5.38
     2012.....    20      18.51 - 19.99          389       4.82         1.30 - 2.00     14.64  -  15.45
     2011.....    23      16.14 - 17.31          396       6.88         1.30 - 2.00     (1.38) -  (0.69)
     2010.....    26      16.37 - 17.43          454       8.34         1.30 - 2.00     11.24  -  12.02

     Invesco V.I. International Growth II
     2014.....   210       9.85 - 10.90        2,354       1.01         1.29 - 2.44     (2.35) -  (1.20)
     2013.....   384      10.09 - 11.04        4,390       1.04         1.29 - 2.44     17.02  -  17.19
     2012.....   442       8.62 -  9.42        4,373       1.27         1.29 - 2.59     12.26  -  13.76
     2011.....   507       7.68 -  8.28        4,429         --         1.29 - 2.59    (16.51) - (15.76)
     2010.....    35      17.22 - 18.52          621       1.60         1.30 - 2.10     10.27  -  11.15

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
              ------------------------------------- ------------------------------------------------
                        ACCUMULATION                                   EXPENSE            TOTAL
              UNITS      UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
              (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------  -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. Managed Volatility II (ag)
     2014....     7    $23.24 - 24.65     $   159       2.51%        1.30 - 1.85%    18.02  -  18.67%
     2013....     8     19.69 - 20.77         169       2.50         1.30 - 1.85      8.49  -   9.09
     2012....    11     18.15 - 19.04         197       2.34         1.30 - 1.85      1.45  -   2.01
     2011....    19     17.89 - 18.66         359       3.44         1.30 - 1.85     14.03  -  14.66
     2010....    28     15.69 - 16.28         448       3.28         1.30 - 1.85      4.07  -   4.64

     Invesco V.I. Mid Cap Core Equity II
     2014....    99     15.92 - 18.04       1,751         --         1.29 - 2.44      1.63  -   2.83
     2013....   119     15.66 - 17.54       2,089       0.50         1.29 - 2.44     25.33  -  26.81
     2012....   165     12.50 - 13.84       2,270         --         1.29 - 2.44      7.91  -   9.19
     2011....   232     11.58 - 12.67       2,950       0.09         1.29 - 2.44     (8.78) -  (7.71)
     2010....   268     12.70 - 13.73       3,700       0.31         1.29 - 2.44     11.00  -  12.31

     Invesco V.I. Mid Cap Growth II
     2014....   432     18.46 - 22.23       9,307         --         0.83 - 2.54      4.96  -   6.80
     2013....   517     20.82 - 22.59      10,586       0.22         0.83 - 2.59     33.07  -  35.47
     2012....   615     15.37 - 16.98       9,438         --         0.83 - 2.59      8.73  -   9.60
     2011....   742     14.02 - 15.62      10,412         --         0.70 - 2.59     (9.99) -  13.98
     2010....   879     15.58 - 17.69      13,827         --         0.70 - 2.59     23.98  -  26.39

     Invesco V.I. Money Market II
     2014....    73      8.42 -  9.73         691       0.01         1.30 - 2.40     (2.36) -  (1.28)
     2013....    78      8.63 -  9.85         742       0.04         1.30 - 2.40     (2.34) -  (1.26)
     2012....    77      8.83 -  9.98         745       0.03         1.30 - 2.40     (2.35) -  (1.27)
     2011....    97      9.05 - 10.11         961       0.05         1.30 - 2.40     (2.32) -  (1.24)
     2010....    96      9.26 - 10.23         962       0.18         1.30 - 2.40     (2.20) -  (1.12)

     Invesco V.I. S&P 500 Index II
     2014.... 3,329     19.80 - 23.11      55,401       1.53         1.29 - 2.59     10.03  -  11.50
     2013.... 4,142     17.99 - 20.73      62,217       1.73         1.29 - 2.59     28.15  -  29.86
     2012.... 5,012     14.04 - 15.96      59,512       1.79         1.29 - 2.59     12.52  -  14.02
     2011.... 5,842     12.48 - 14.00      61,658       1.66         1.29 - 2.59     (1.09) -   0.23
     2010.... 7,386     12.62 - 13.97      78,241       1.63         1.29 - 2.59     11.62  -  13.11

     Invesco V.I. Technology II
     2014....     1     16.90 - 17.93          12         --         1.30 - 1.85      8.79  -   9.39
     2013....     1     15.54 - 16.39          17         --         1.30 - 1.85     22.50  -  23.17
     2012....     2     12.68 - 13.31          31         --         1.30 - 1.85      9.00  -   9.60
     2011....     2     11.64 - 12.14          25       0.06         1.30 - 1.85     (7.05) -  (6.54)
     2010....     4     12.52 - 12.99          49         --         1.30 - 1.85     18.82  -  19.47

(ag) Previously known as Invesco V.I. Utilities II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. Value Opportunities II
     2014............  291    $16.01 - 18.35     $4,878        1.11%       1.29 - 2.44%     3.79  -   5.01%
     2013............  369     15.42 - 17.48      5,903        1.17        1.29 - 2.44     30.02  -  31.55
     2012............  475     11.86 - 13.28      5,849        1.18        1.29 - 2.44     14.78  -  16.13
     2011............  591     10.33 - 11.44      6,311        0.64        1.29 - 2.44     (5.75) -  (4.64)
     2010............  859     10.96 - 12.00      9,726        0.34        1.29 - 2.44      4.34  -   5.57
Investments in the
  Janus Aspen Series
   Sub-Account:
     Forty Portfolio
     2014............   <1     23.85 - 23.85         11        0.15        1.50 - 1.50      7.10  -   7.10
     2013............   <1     22.27 - 22.27         10        0.70        1.50 - 1.50     29.26  -  29.26
     2012............   <1     17.23 - 17.23          8        0.76        1.50 - 1.50     22.29  -  22.29
     2011............   <1     14.09 - 14.09          7        0.39        1.50 - 1.50     (8.09) -  (8.09)
     2010............   <1     15.33 - 15.33          7        0.29        1.50 - 1.50      5.15  -   5.15
Investments in the
  Lazard Retirement Series, Inc.
   Sub-Account:
     Emerging Markets Equity
     2014............   <1     48.02 - 48.02        < 1        1.45        1.50 - 1.50     (6.07) -  (6.07)
     2013............   <1     51.12 - 51.12          1        1.48        1.50 - 1.50     (2.72) -  (2.72)
     2012............   <1     52.55 - 52.55          1        1.68        1.50 - 1.50     20.22  -  20.22
     2011............   <1     43.71 - 43.71          1        2.11        1.50 - 1.50    (19.23) - (19.23)
     2010............   <1     54.12 - 54.12          1        0.82        1.50 - 1.50     20.86  -  20.86
Investments in the
  Legg Mason Partners Variable Equity Trust (ah)
   Sub-Accounts:
     ClearBridge Variable All Cap Value Portfolio I (ai)
     2014 (aj)(ak)...   --     12.73 - 12.73         --       28.20        1.50 - 1.50      7.64  -   7.64
     2013............   <1     11.83 - 11.83          2        1.44        1.50 - 1.50     30.18  -  30.18
     2012............   <1      9.09 -  9.09          1        1.74        1.50 - 1.50     13.25  -  13.25
     2011............   <1      8.02 -  8.02          1        1.40        1.50 - 1.50     (7.60) -  (7.60)
     2010............   <1      8.68 -  8.68          1        1.71        1.50 - 1.50     14.86  -  14.86

     ClearBridge Variable Large Cap Value Portfolio I
     2014 (aj).......   <1     19.52 - 19.52          2        1.94        1.50 - 1.50     10.03  -  10.03
     2013............   <1     17.74 - 17.74          2        1.71        1.50 - 1.50     30.38  -  30.38
     2012............   <1     13.61 - 13.61          1        2.33        1.50 - 1.50     14.75  -  14.75
     2011............   <1     11.86 - 11.86          1        2.25        1.50 - 1.50      3.38  -   3.38
     2010............   <1     11.47 - 11.47          1        2.88        1.50 - 1.50      7.82  -   7.82

(ah) Previously known as Legg Mason Partners Variable Portfolios I, Inc.
(ai) Previously known as Clearbridge Variable Fundamental All Cap Value Portfolio I
(aj) On December 5, 2014, ClearBridge Variable All Cap Value Portfolio I merged into ClearBridge Variable Large Cap Value Portfolio I
(ak) For the period beginning January 1, 2014 and ended December 5, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series Fund
   Sub-Account:
     Bond-Debenture
     2014.............. 1,126   $15.59 - 17.67    $19,340       4.27%        1.29 - 2.49%     1.75  -   3.00%
     2013.............. 1,422    15.17 - 17.15     23,794       4.50         1.29 - 2.59      5.37  -   6.78
     2012.............. 1,772    14.40 - 16.06     27,857       5.30         1.29 - 2.59      9.61  -  11.08
     2011.............. 2,149    13.14 - 14.46     30,483       5.35         1.29 - 2.59      1.69  -   3.04
     2010.............. 2,554    12.92 - 14.04     35,211       5.80         1.29 - 2.59      9.41  -  10.87

     Fundamental Equity
     2014..............   266    18.29 - 20.62      5,294       0.40         1.29 - 2.44      4.53  -   5.76
     2013..............   348    17.49 - 19.50      6,590       0.22         1.29 - 2.44     34.01  -  34.14
     2012..............   479    13.04 - 14.55      6,793       0.49         1.29 - 2.59      7.71  -   9.15
     2011..............   630    12.11 - 13.33      8,230       0.18         1.29 - 2.59     (6.96) -  (5.72)
     2010..............   813    13.01 - 14.14     11,249       0.29         1.29 - 2.59     15.95  -  17.49

     Growth and Income
     2014..............   847    14.54 - 16.39     13,443       0.62         1.29 - 2.44      5.03  -   6.26
     2013.............. 1,101    13.84 - 15.43     16,517       0.53         1.29 - 2.44     34.15  -  34.28
     2012.............. 1,467    10.31 - 11.50     16,481       0.93         1.29 - 2.59      9.18  -  10.64
     2011.............. 1,813     9.44 - 10.40     18,481       0.67         1.29 - 2.59     (8.51) -  (7.29)
     2010.............. 2,222    10.32 - 11.21     24,514       0.51         1.29 - 2.59     14.37  -  15.90

     Growth Opportunities
     2014..............   389    19.61 - 22.11      8,334         --         1.29 - 2.44      3.48  -   4.70
     2013..............   489    18.95 - 21.12     10,040         --         1.29 - 2.44     33.74  -  35.31
     2012..............   645    14.17 - 15.61      9,823         --         1.29 - 2.44     11.31  -  12.63
     2011..............   787    12.73 - 13.86     10,684         --         1.29 - 2.44    (12.24) - (11.21)
     2010..............   940    14.50 - 15.61     14,399         --         1.29 - 2.44     19.93  -  21.34

     Mid-Cap Stock
     2014..............   874    16.22 - 18.39     15,550       0.40         1.29 - 2.49      8.75  -  10.09
     2013.............. 1,112    14.92 - 16.70     18,049       0.38         1.29 - 2.49     28.16  -  28.64
     2012.............. 1,516    11.64 - 12.98     19,205       0.62         1.29 - 2.59     11.57  -  13.06
     2011.............. 1,956    10.43 - 11.48     21,997       0.20         1.29 - 2.59     (6.49) -  (5.25)
     2010.............. 2,335    11.16 - 12.12     27,793       0.37         1.29 - 2.59     22.19  -  23.81

Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts:
     MFS Growth
     2014..............    46    10.29 - 22.66        789       0.10         1.15 - 1.65      7.16  -   7.70
     2013..............    50     9.60 - 21.04        785       0.23         1.15 - 1.65     34.61  -  35.29
     2012..............    53     7.13 - 15.55        622         --         1.15 - 1.65     15.46  -  16.04
     2011..............    71     6.18 - 13.40        685       0.19         1.15 - 1.65     (1.95) -  (1.46)
     2010..............    87     6.30 - 13.60        836       0.11         1.15 - 1.65     13.45  -  14.02

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts (continued):
     MFS High Yield
     2014........   36    $18.39 - 18.97     $  674       3.51%        1.25 - 1.45%     1.33  -   1.53%
     2013 (aq)...   17     18.15 - 18.68        319       2.49         1.25 - 1.45      3.45  -   3.53

     MFS Investors Trust
     2014........   70     14.90 - 18.68      1,155       0.91         1.15 - 1.65      9.19  -   9.74
     2013........   77     13.65 - 17.02      1,158       1.11         1.15 - 1.65     29.89  -  30.54
     2012........   83     10.51 - 13.04        960       0.91         1.15 - 1.65     17.23  -  17.82
     2011........   98      8.96 - 11.07        970       0.76         1.15 - 1.65     (3.78) -  (3.30)
     2010........  163      9.31 - 11.45      1,666       1.20         1.15 - 1.65      9.28  -   9.83

     MFS New Discovery
     2014........   52     16.51 - 35.06      1,366         --         1.15 - 1.65     (8.78) -  (8.32)
     2013........   62     18.09 - 38.24      1,798         --         1.15 - 1.65     39.21  -  39.90
     2012........   76     13.00 - 27.33      1,576         --         1.15 - 1.65     19.24  -  19.84
     2011........   91     10.90 - 22.81      1,576         --         1.15 - 1.65    (25.67) - (11.29)
     2010........  102     12.35 - 25.71      2,008         --         1.15 - 1.65     12.94  -  34.78

     MFS Research
     2014........   40     13.01 - 17.59        610       0.85         1.15 - 1.65      8.40  -   8.94
     2013........   48     12.00 - 16.15        677       0.32         1.15 - 1.65     30.12  -  30.77
     2012........   51      9.22 - 12.35        548       0.80         1.15 - 1.65     15.35  -  15.93
     2011........   61      8.00 - 10.65        568       0.86         1.15 - 1.65     (2.08) -  (1.59)
     2010........   64      8.17 - 10.82        608       0.95         1.15 - 1.65     14.00  -  14.57

     MFS Research Bond
     2014........   35     18.73 - 19.92        700       2.64         1.25 - 1.65      4.11  -   4.53
     2013........   46     17.99 - 19.05        861       1.18         1.25 - 1.65     (2.65) -  (2.26)
     2012........   48     18.48 - 19.50        929       2.80         1.25 - 1.65      5.59  -   6.01
     2011........   56     17.50 - 18.39      1,028       2.46         1.25 - 1.65      5.00  -   5.42
     2010........   79     16.67 - 17.44      1,367       3.15         1.25 - 1.65      5.71  -   6.13

     MFS Utilities
     2014........    8     30.80 - 31.92        262       2.20         1.35 - 1.59     10.95  -  11.22
     2013........    8     27.76 - 28.70        223       2.56         1.35 - 1.59     16.65  -  18.62
     2012........   10     23.40 - 24.60        240       6.57         1.15 - 1.59     12.38  -  14.12
     2011........   12     20.82 - 21.56        255       3.23         1.35 - 1.65      5.04  -   5.36
     2010........   13     19.82 - 20.46        257       3.08         1.35 - 1.65     11.95  -  12.28

(aq) For the period beginning August 16, 2013 and ended December 31, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts:
     MFS Growth (Service Class)
     2014...     5   $14.91 - 15.99    $    83        -- %        1.35 - 1.85%     6.67  -   7.22%
     2013...     9    13.98 - 14.91        124       0.12         1.35 - 1.85     33.97  -  34.65
     2012...    10    10.44 - 11.07        106         --         1.35 - 1.85     14.90  -  15.49
     2011...    15     9.08 -  9.59        139       0.02         1.35 - 1.85     (2.39) -  (1.90)
     2010...    28     9.31 -  9.77        265         --         1.35 - 1.85     12.90  -  13.47

     MFS Investors Trust (Service Class)
     2014...     8    15.51 - 16.63        132       0.72         1.35 - 1.85      8.66  -   9.22
     2013...     9    14.28 - 15.23        140       0.97         1.35 - 1.85     29.30  -  29.96
     2012...    10    11.04 - 11.72        120       0.68         1.35 - 1.85     16.63  -  17.22
     2011...    15     9.47 -  9.99        148       0.73         1.35 - 1.85     (4.22) -  (3.73)
     2010...    18     9.88 - 10.38        183       0.97         1.35 - 1.85      8.83  -   9.38

     MFS New Discovery (Service Class)
     2014...     6    16.69 - 17.89        111         --         1.35 - 1.85     (9.21) -  (8.74)
     2013...     8    18.38 - 19.61        165         --         1.35 - 1.85     38.61  -  39.31
     2012...    10    13.26 - 14.07        133         --         1.35 - 1.85     18.66  -  19.26
     2011...    19    11.18 - 11.80        228         --         1.35 - 1.85    (12.15) - (11.70)
     2010...    24    12.72 - 13.36        322         --         1.35 - 1.85     33.43  -  34.11

     MFS Research (Service Class)
     2014...     3    15.49 - 16.60         42       0.42         1.35 - 1.85      7.90  -   8.45
     2013...     4    14.35 - 15.31         67       0.27         1.35 - 1.85     29.56  -  30.22
     2012...     5    11.08 - 11.76         63       0.64         1.35 - 1.85     14.74  -  15.32
     2011...    10     9.66 - 10.19        104       0.62         1.35 - 1.85     (2.52) -  (2.03)
     2010...    16     9.91 - 10.40        168       0.72         1.35 - 1.85     13.51  -  14.08

     MFS Utilities (Service Class)
     2014...    47    25.56 - 31.58      1,373       1.92         1.35 - 2.00     10.22  -  10.95
     2013...    56    23.04 - 28.65      1,477       2.13         1.35 - 2.00     17.81  -  18.59
     2012...    60    19.42 - 24.32      1,355       6.21         1.35 - 2.00     10.94  -  11.68
     2011...    64    17.39 - 21.92      1,313       3.01         1.35 - 2.00      4.38  -   5.07
     2010...    72    16.55 - 21.00      1,401       2.74         1.35 - 2.00     11.24  -  11.98

Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts:
     European Equity
     2014...   913    11.69 - 13.49     31,020       2.50         0.70 - 2.05    (10.98) -  (9.77)
     2013... 1,082    13.14 - 14.96     39,980       2.87         0.70 - 2.05     24.92  -  26.61
     2012... 1,270    10.52 - 11.81     36,933       2.78         0.70 - 2.05     16.10  -  17.68
     2011... 1,534     9.06 - 10.04     37,738       2.41         0.70 - 2.05    (11.47) - (10.27)
     2010... 1,820    10.23 - 11.19     50,452       2.45         0.70 - 2.05      5.05  -   6.48

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts (continued):
     Global Infrastructure
     2014 (al) (am)...    --   $15.41 - 18.03    $     --      4.92%        0.70 - 1.98%     5.70  -   6.12%
     2013............. 1,423    14.58 - 16.99      53,820      2.64         0.70 - 1.98     15.60  -  17.09
     2012............. 1,661    12.61 - 14.51      53,561      2.40         0.70 - 1.98     16.36  -  17.86
     2011............. 1,963    10.84 - 12.31      54,192      2.58         0.70 - 1.98     13.80  -  15.26
     2010............. 2,314     9.52 - 10.68      56,101      2.87         0.70 - 1.98      4.83  -   6.18

     Income Plus
     2014............. 1,802    18.27 - 24.38      62,077      4.24         0.70 - 2.05      5.60  -   7.03
     2013............. 2,110    17.30 - 22.77      67,858      4.88         0.70 - 2.05     (1.02) -   0.32
     2012............. 2,475    17.48 - 22.70      79,591      5.71         0.70 - 2.05     11.77  -  13.30
     2011............. 2,910    15.64 - 20.04      83,302      5.89         0.70 - 2.05      2.88  -   4.28
     2010............. 3,561    15.20 - 19.22      98,116      6.18         0.70 - 2.05      7.06  -   8.51

     Limited Duration
     2014.............   680     9.73 - 11.92       7,236      1.80         0.70 - 1.85     (0.72) -   0.42
     2013.............   801     9.80 - 11.87       8,558      2.51         0.70 - 1.85     (1.45) -  (0.31)
     2012.............   901     9.95 - 11.90       9,739      2.97         0.70 - 1.85      1.44  -   2.62
     2011............. 1,106     9.81 - 11.60      11,737      3.35         0.70 - 1.85      0.88  -   2.04
     2010............. 1,322     9.72 - 11.37      13,853      3.49         0.70 - 1.85      0.48  -   1.64

     Money Market
     2014............. 1,943     9.30 - 11.76      26,369      0.01         0.70 - 2.05     (2.02) -  (0.69)
     2013............. 2,266     9.49 - 11.84      31,387      0.01         0.70 - 2.05     (2.02) -  (0.69)
     2012............. 2,779     9.68 - 11.92      39,127      0.01         0.70 - 2.05     (2.02) -  (0.69)
     2011............. 3,311     9.88 - 12.01      47,376      0.01         0.70 - 2.05     (2.01) -  (0.69)
     2010............. 3,762    10.09 - 12.09      54,829      0.01         0.70 - 2.05     (2.02) -  (0.69)

     Multi Cap Growth
     2014............. 2,661    16.84 - 18.25     189,913        --         0.70 - 2.05      3.56  -   4.97
     2013............. 3,100    16.26 - 17.39     211,234      0.41         0.70 - 2.05     47.70  -  49.71
     2012............. 3,471    11.01 - 11.61     155,909        --         0.70 - 2.05     10.09  -  11.59
     2011............. 4,049    10.00 - 10.41     163,632      0.17         0.70 - 2.05     (8.63) -  (7.39)
     2010............. 4,781    10.94 - 11.24     208,335      0.16         0.70 - 2.05     25.17  -  26.87
Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts
     European Equity (Class Y Shares)
     2014.............   690    16.76 - 19.21       8,227      2.19         1.29 - 2.44    (11.58) - (10.54)
     2013.............   852    18.95 - 21.48      11,405      2.69         1.29 - 2.44     24.10  -  25.56
     2012............. 1,041    15.27 - 17.10      11,349      2.49         1.29 - 2.44     15.27  -  16.63
     2011............. 1,204    13.25 - 14.66      11,290      2.24         1.29 - 2.44    (12.05) - (11.01)
     2010............. 1,563    15.06 - 16.48      17,219      2.24         1.29 - 2.44      4.35  -   5.58

(al)On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(am)For the period beginning January 1, 2014 and ended April 25, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts (continued):
     Global Infrastructure (Class Y Shares)
     2014 (am) (an)...    --   $24.95 - 28.85    $     --      4.31%        1.29 - 2.59%     5.42  -   5.86%
     2013.............   909    23.66 - 27.26      14,266      2.35         1.29 - 2.59     14.50  -  16.03
     2012............. 1,038    20.67 - 23.49      14,220      2.20         1.29 - 2.59     15.37  -  16.91
     2011............. 1,190    17.91 - 20.09      14,141      2.26         1.29 - 2.59     12.83  -  14.33
     2010............. 1,454    15.88 - 17.58      15,392      2.62         1.29 - 2.59      3.98  -   5.37

     Income Plus (Class Y Shares)
     2014............. 3,904    14.44 - 16.86      68,046      3.90         1.29 - 2.59      4.62  -   6.01
     2013............. 4,890    13.81 - 15.90      80,729      4.60         1.29 - 2.59     (1.80) -  (0.49)
     2012............. 5,729    14.06 - 15.98      95,435      5.60         1.29 - 2.59     10.87  -  12.35
     2011............. 6,775    12.68 - 14.22     100,407      5.65         1.29 - 2.59      2.01  -   3.37
     2010............. 8,429    12.43 - 13.76     121,240      5.71         1.29 - 2.59      6.19  -   7.61

     Limited Duration (Class Y Shares)
     2014............. 2,974     7.97 -  9.30      27,560      1.50         1.29 - 2.59     (1.77) -  (0.46)
     2013............. 3,415     8.11 -  9.34      31,940      2.28         1.29 - 2.59     (2.50) -  (1.20)
     2012............. 3,926     8.32 -  9.45      37,443      2.79         1.29 - 2.59      0.37  -   1.72
     2011............. 4,529     8.29 -  9.29      42,641      2.99         1.29 - 2.59     (0.20) -   1.13
     2010............. 5,588     8.30 -  9.19      52,204      3.32         1.29 - 2.59     (0.43) -   0.90

     Money Market (Class Y Shares)
     2014............. 3,152     8.50 -  9.93      30,167      0.01         1.29 - 2.59     (2.58) -  (1.28)
     2013............. 3,849     8.73 - 10.05      37,519      0.01         1.29 - 2.59     (2.58) -  (1.28)
     2012............. 4,716     8.96 - 10.18      46,745      0.01         1.29 - 2.59     (2.59) -  (1.28)
     2011............. 5,322     9.20 - 10.32      53,761      0.01         1.29 - 2.59     (2.57) -  (1.28)
     2010............. 6,282     9.44 - 10.45      64,508      0.01         1.29 - 2.59     (2.58) -  (1.28)

     Multi Cap Growth (Class Y Shares)
     2014............. 2,784    26.89 - 31.39      53,613        --         1.29 - 2.59      2.71  -   4.08
     2013............. 3,643    26.18 - 30.16      68,914      0.25         1.29 - 2.59     46.48  -  48.43
     2012............. 3,313    17.87 - 20.32      43,808        --         1.29 - 2.59      9.18  -  10.64
     2011............. 3,954    16.37 - 18.36      47,586        --         1.29 - 2.59     (9.37) -  (8.16)
     2010............. 4,919    18.06 - 19.99      64,428        --         1.29 - 2.59     24.13  -  25.79

(am) For the period beginning January 1, 2014 and ended April 25, 2014
(an) On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Neuberger Berman Advisors Management Trust
   Sub-Accounts:
     AMT Large Cap Value
     2014...    1    $18.97 - 18.97     $   21       0.68%        1.59 - 1.59%     8.12  -   8.12%
     2013...    1     17.55 - 17.55         24       1.18         1.59 - 1.59     29.07  -  29.07
     2012...    1     13.59 - 13.59         19       0.43         1.59 - 1.59     14.76  -  14.76
     2011...    1     11.85 - 11.85         17         --         1.59 - 1.59    (12.75) - (12.75)
     2010...    2     13.58 - 13.58         34       0.64         1.59 - 1.59     13.84  -  13.84

     AMT Mid-Cap Growth
     2014...   --     14.15 - 28.24         --         --         1.15 - 1.65      5.82  -   6.35
     2013...    2     13.37 - 13.37         23         --         1.65 - 1.65     30.44  -  30.44
     2012...    2     10.25 - 10.25         18         --         1.65 - 1.65    (42.11) -  10.57
     2011...    3      9.27 - 17.71         44         --         1.37 - 1.65     (2.92) -  (0.89)
     2010...   --        N/A -  N/A         --         --           N/A - N/A        N/A  -   N/A

Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts:
     Oppenheimer Capital Appreciation
     2014...  207     13.12 - 17.17      3,322       0.43         1.15 - 1.85     13.27  -  14.09
     2013...  243     11.58 - 15.05      3,433       0.96         1.15 - 1.85     27.34  -  28.26
     2012...  292      9.09 - 11.73      3,211       0.68         1.15 - 1.85     12.00  -  12.81
     2011...  332      8.12 - 10.40      3,229       0.40         1.15 - 1.85     (2.97) -  (2.28)
     2010...  438      8.37 - 10.64      4,390       0.17         1.15 - 1.85      7.39  -   8.17

     Oppenheimer Capital Income
     2014...  104     14.05 - 14.54      1,479       2.05         1.15 - 1.80      6.25  -   6.96
     2013...  112     13.23 - 13.59      1,499       2.25         1.15 - 1.80     11.13  -  11.88
     2012...  142     11.90 - 12.15      1,689       1.39         1.15 - 1.80     10.31  -  11.05
     2011...  171     10.79 - 10.94      1,846       2.42         1.15 - 1.80     (1.09) -  (0.43)
     2010...  206     10.91 - 10.99      2,237       1.35         1.15 - 1.80     10.88  -  11.62

     Oppenheimer Core Bond
     2014...   55     12.15 - 12.53        688       5.75         1.25 - 1.45      5.72  -   5.93
     2013...   80     11.49 - 11.83        937       5.18         1.25 - 1.45     (1.54) -  (1.34)
     2012...   91     11.67 - 11.99      1,079       4.87         1.25 - 1.45      8.92  -  11.43
     2011...  101     10.48 - 11.01      1,102       6.58         1.25 - 1.65      6.50  -   6.93
     2010...  144      9.84 - 10.30      1,469       1.93         1.25 - 1.65      9.59  -  10.03

     Oppenheimer Discovery Mid Cap Growth
     2014...   62     13.45 - 13.73        627         --         1.15 - 1.85      3.83  -   4.57
     2013...   64     12.95 - 13.13        620       0.01         1.15 - 1.85     33.47  -  34.43
     2012...   73      9.70 -  9.77        548         --         1.15 - 1.85     14.39  -  15.01
     2011...   89      8.48 -  8.49        603         --         1.15 - 1.85     (0.77) -  (0.06)
     2010...  108      8.49 -  8.56        762         --         1.15 - 1.85     25.11  -  26.01

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts (continued):
     Oppenheimer Global
     2014...    97   $19.41 - 27.19    $ 2,528       1.15%        1.15 - 1.85%     0.40  -   1.12%
     2013...   117    19.33 - 26.88      3,044       1.34         1.15 - 1.85     24.95  -  25.85
     2012...   142    15.47 - 21.36      2,908       2.16         1.15 - 1.85     19.02  -  19.88
     2011...   160    13.00 - 17.82      2,734       1.43         1.15 - 1.85     (9.98) -  (9.34)
     2010...   209    14.44 - 19.66      3,973       1.47         1.15 - 1.85     13.82  -  14.64

     Oppenheimer Global Strategic Income
     2014...   130    18.43 - 21.17      1,847       4.18         1.15 - 1.85      0.94  -   1.66
     2013...   149    18.26 - 20.83      2,135       4.88         1.15 - 1.85     (1.27) -   0.17
     2012...   167    18.23 - 21.10      2,493       5.58         1.15 - 2.00     11.26  -  12.23
     2011...   141    16.39 - 18.80      2,522       3.54         1.15 - 2.00     (1.16) -  (0.30)
     2010...   186    16.58 - 18.85      3,331       8.70         1.15 - 2.00     12.67  -  13.65

     Oppenheimer Main Street
     2014...   102    16.06 - 16.66      1,625       0.82         1.15 - 1.85      8.66  -   9.44
     2013...   113    14.78 - 15.22      1,647       1.13         1.15 - 1.85     29.34  -  30.27
     2012...   133    11.43 - 11.68      1,493       0.95         1.15 - 1.85     14.70  -  15.53
     2011...   193     9.96 - 10.11      1,878       0.86         1.15 - 1.85     (1.86) -  (1.16)
     2010...   230    10.15 - 10.23      2,277       1.12         1.15 - 1.85     13.96  -  14.78

     Oppenheimer Main Street Small Cap
     2014...    35    34.88 - 37.10      1,284       0.91         1.25 - 1.65     10.10  -  10.54
     2013...    45    31.68 - 33.56      1,493       0.95         1.25 - 1.65     38.71  -  39.27
     2012...    47    22.84 - 24.10      1,123       0.58         1.25 - 1.65     16.05  -  16.52
     2011...    60    19.68 - 20.68      1,224       0.65         1.25 - 1.65     (3.81) -  (3.42)
     2010...    77    20.46 - 21.41      1,628       0.66         1.25 - 1.65     21.39  -  21.87

Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts:
     Oppenheimer Capital Appreciation (SS)
     2014... 1,215    17.72 - 20.94     24,513       0.18         1.29 - 2.69     12.03  -  13.64
     2013... 1,613    15.82 - 18.42     28,727       0.74         1.29 - 2.69     25.95  -  27.76
     2012... 2,085    12.56 - 14.42     29,198       0.41         1.29 - 2.69     10.74  -  12.34
     2011... 2,606    11.34 - 12.84     32,616       0.12         1.29 - 2.69     (4.02) -  (2.64)
     2010... 3,242    11.82 - 13.19     41,804         --         1.29 - 2.69      6.21  -   7.74

     Oppenheimer Capital Income (SS)
     2014...   610    13.54 - 15.80      9,239       1.89         1.29 - 2.54      5.27  -   6.62
     2013...   778    12.86 - 14.82     11,122       2.14         1.29 - 2.54     10.55  -  11.38
     2012...   990    11.64 - 13.31     12,769       1.22         1.29 - 2.59      9.19  -  10.66
     2011... 1,191    10.66 - 12.03     13,935       2.19         1.29 - 2.59     (2.21) -  (0.91)
     2010... 1,463    10.90 - 12.14     17,337       1.16         1.29 - 2.59      9.76  -  11.22

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts (continued):
     Oppenheimer Core Bond (SS)
     2014... 2,420   $ 8.20 -  9.30    $21,909       5.03%        1.29 - 2.49%     4.26  -   5.55%
     2013... 2,963     7.87 -  8.81     25,481       4.93         1.29 - 2.49     (2.86) -  (1.67)
     2012... 3,398     8.10 -  8.96     29,826       4.92         1.29 - 2.49      7.42  -   8.75
     2011... 3,796     7.54 -  8.24     30,707       5.91         1.29 - 2.49      5.25  -   6.54
     2010... 4,692     7.19 -  7.73     35,711       1.68         1.29 - 2.44      8.57  -   9.85

     Oppenheimer Discovery Mid Cap Growth (SS)
     2014...   333    19.44 - 22.54      7,200         --         1.29 - 2.49      2.90  -   4.16
     2013...   404    18.89 - 21.64      8,408         --         1.29 - 2.49     32.25  -  33.88
     2012...   524    14.28 - 16.17      8,181         --         1.29 - 2.49     13.27  -  14.66
     2011...   626    12.61 - 14.10      8,556         --         1.29 - 2.49     (1.67) -  (0.46)
     2010...   752    12.82 - 14.16     10,365         --         1.29 - 2.49     24.00  -  25.52

     Oppenheimer Global (SS)
     2014...   391    24.78 - 28.92     10,928       0.91         1.29 - 2.54     (0.54) -   0.74
     2013...   505    24.91 - 28.70     14,016       1.14         1.29 - 2.54     23.77  -  25.35
     2012...   666    20.13 - 22.90     14,798       1.91         1.29 - 2.54     17.87  -  19.39
     2011...   876    17.07 - 19.18     16,358       1.16         1.29 - 2.54    (10.85) -  (9.70)
     2010... 1,111    19.15 - 21.24     23,050       1.24         1.29 - 2.54     12.77  -  14.21

     Oppenheimer Global Strategic Income (SS)
     2014... 2,933    16.00 - 18.68     52,817       3.92         1.29 - 2.54     (0.11) -   1.17
     2013... 3,575    15.75 - 18.46     63,803       4.56         1.29 - 2.69     (3.05) -  (1.65)
     2012... 4,257    16.24 - 18.77     77,554       5.37         1.29 - 2.69     10.10  -  11.69
     2011... 4,507    14.75 - 16.81     73,806       3.03         1.29 - 2.69     (2.05) -  (0.65)
     2010... 5,770    15.06 - 16.92     95,404       8.36         1.29 - 2.69     11.69  -  13.29

     Oppenheimer Main Street (SS)
     2014... 1,784    19.62 - 23.33     40,001       0.58         1.29 - 2.69      7.43  -   8.98
     2013... 2,273    18.26 - 21.41     46,945       0.86         1.29 - 2.69     27.91  -  29.74
     2012... 3,054    14.28 - 16.50     48,810       0.67         1.29 - 2.69     13.47  -  15.10
     2011... 3,708    12.58 - 14.34     51,675       0.61         1.29 - 2.69     (2.99) -  (1.60)
     2010... 4,508    12.97 - 14.57     64,079       0.90         1.29 - 2.69     12.71  -  14.33

     Oppenheimer Main Street Small Cap (SS)
     2014...   523    30.52 - 35.61     17,926       0.62         1.29 - 2.54      8.82  -  10.21
     2013...   674    28.04 - 32.31     21,002       0.72         1.29 - 2.54     37.77  -  38.81
     2012...   913    20.35 - 23.28     20,594       0.33         1.29 - 2.59     14.62  -  16.15
     2011... 1,139    17.76 - 20.04     22,199       0.42         1.29 - 2.59     (4.91) -  (3.64)
     2010... 1,421    18.67 - 20.80     28,817       0.42         1.29 - 2.59     19.87  -  21.47

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- -------------------------------------------------
                         ACCUMULATION                                     EXPENSE            TOTAL
               UNITS      UNIT VALUE      NET ASSETS   INVESTMENT         RATIO**          RETURN***
               (000S)  LOWEST TO HIGHEST    (000S)    INCOME RATIO*  LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------  -----------------  ----------  -------------  ----------------- -----------------
Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account:
     Foreign Bond (US Dollar-Hedged)
     2014.....   <1     $17.42 - 17.42      $    1         1.61%        1.50 - 1.50%     9.49  -   9.49%
     2013.....   <1      15.91 - 15.91           2         1.77         1.50 - 1.50     (1.01) -  (1.01)
     2012.....   <1      16.07 - 16.07           2         2.26         1.50 - 1.50      9.18  -   9.18
     2011.....   <1      14.72 - 14.72           1         2.09         1.50 - 1.50      5.17  -   5.17
     2010.....   <1      14.00 - 14.00           1         1.79         1.50 - 1.50      6.87  -   6.87

     Money Market
     2014.....    2       9.81 -  9.81          19        <0.01         1.50 - 1.50     (1.49) -  (1.49)
     2013.....    2       9.96 -  9.96          20         0.06         1.50 - 1.50     (1.44) -  (1.44)
     2012.....    2      10.11 - 10.11          21         0.06         1.50 - 1.50     (1.44) -  (1.44)
     2011.....    2      10.25 - 10.25          21         0.06         1.50 - 1.50     (1.44) -  (1.44)
     2010.....    2      10.40 - 10.40          22         0.05         1.50 - 1.50     (1.45) -  (1.45)

     PIMCO VIT Total Return
     2014.....   <1      17.10 - 17.10           2         2.22         1.50 - 1.50      2.71  -   2.71
     2013.....   <1      16.65 - 16.65           2         2.14         1.50 - 1.50     (3.43) -  (3.43)
     2012.....   <1      17.24 - 17.24           1         2.57         1.50 - 1.50      7.94  -   7.94
     2011.....   <1      15.97 - 15.97           1         2.72         1.50 - 1.50      2.06  -   2.06
     2010.....   <1      15.65 - 15.65           1         2.32         1.50 - 1.50      6.50  -   6.50

     PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
     2014.....  236       6.36 -  7.04       1,606         0.26         1.29 - 2.44    (20.61) - (19.67)
     2013.....  328       8.01 -  8.76       2,804         1.74         1.29 - 2.44    (16.80) - (15.82)
     2012.....  421       9.63 - 10.41       4,286         2.41         1.29 - 2.44      2.55  -   3.76
     2011.....  477       9.39 - 10.03       4,691        14.63         1.29 - 2.44     (9.79) -  (8.73)
     2010.....  520      10.40 - 10.99       5,621        13.62         1.29 - 2.44     21.22  -  22.65

     PIMCO VIT Emerging Markets Bond (Advisor Shares)
     2014.....   67      13.59 - 15.04         969         5.36         1.29 - 2.44     (1.07) -   0.10
     2013.....  100      13.73 - 15.03       1,450         5.15         1.29 - 2.44     (9.31) -  (8.24)
     2012.....  127      15.14 - 16.38       2,020         4.99         1.29 - 2.44     14.87  -  16.23
     2011.....  144      13.18 - 14.09       1,989         4.43         1.29 - 2.44      3.63  -   4.85
     2010.....  188      12.72 - 13.44       2,484         4.43         1.29 - 2.44      9.32  -  10.61

     PIMCO VIT Real Return (Advisor Shares)
     2014.....  215      12.27 - 13.58       2,818         1.32         1.29 - 2.44      0.48  -   1.66
     2013.....  376      12.21 - 13.36       4,875         1.33         1.29 - 2.44    (10.61) - (10.48)
     2012.....  546      13.66 - 14.92       7,959         1.01         1.29 - 2.59      5.82  -   7.24
     2011.....  581      12.91 - 13.91       7,910         2.00         1.29 - 2.59      8.68  -  10.13
     2010.....  723      11.96 - 12.63       8,968         1.42         1.29 - 2.44      5.37  -   6.61

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                      -------------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS        UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S)    LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------    ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account (continued):
     PIMCO VIT Total Return (Advisor Shares)
     2014............   907      $13.44 - 15.08    $13,235        2.00%       1.29 - 2.59%     1.48  -   2.83%
     2013............ 1,297       13.24 - 14.66     18,497        2.11        1.29 - 2.59     (4.60) -  (3.32)
     2012............ 1,583       13.88 - 15.16     23,459        2.51        1.29 - 2.59      6.65  -   8.08
     2011............ 1,912       13.01 - 14.03     26,297        2.45        1.29 - 2.59      0.83  -   2.18
     2010............ 2,369       12.91 - 13.73     31,973        2.38        1.29 - 2.59      5.21  -   6.62
Investments in the
  Profunds VP
   Sub-Accounts:
     ProFund VP Financials
     2014............    <1        9.87 -  9.87          2       <0.01         .50 - 1.50     11.25  -  11.25
     2013............    <1        8.87 -  8.87          4       <0.01        1.50 - 1.50     30.12  -  30.12
     2012............    <1        6.82 -  6.82          4        0.11        1.50 - 1.50     22.88  -  22.88
     2011............    <1        5.55 -  5.55          3          --        1.50 - 1.50    (15.11) - (15.11)
     2010............    <1        6.54 -  6.54          1          --        1.50 - 1.50    (34.64) -   9.29

     ProFund VP Health Care
     2014............    <1       20.97 - 20.97          2        0.04        1.50 - 1.50     21.87  -  21.87
     2013............    <1       17.21 - 17.21          5        0.00        1.50 - 1.50     37.69  -  37.69
     2012............    <1       12.50 - 12.50          3        0.37        1.50 - 1.50     15.66  -  15.66
     2011............    <1       10.80 - 10.80          3        0.40        1.50 - 1.50      8.49  -   8.49
     2010............    <1        9.96 -  9.96          0          --        1.50 - 1.50      1.32  -   1.32

     Profund VP Large-Cap Value
     2014............    26       12.17 - 12.17        316       <0.01        2.10 - 2.10        N/A  -   N/A
     2013............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2012............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2011............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2010............    --          N/A -  N/A         --          --          N/A - N/A        N/A -    N/A

     ProFund VP Mid-Cap Value
     2014............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2013............    --          N/A -  N/A         --          --          N/A - N/A        N/A  -   N/A
     2012............    <1       10.76 - 10.76          5        0.15        1.50 - 1.50     14.84  -  14.84
     2011............    <1        9.37 -  9.37          4        0.17        1.50 - 1.50     (5.34) -  (5.34)
     2010............    <1        9.90 -  9.90          4        0.30        1.50 - 1.50     18.67  -  18.67

     ProFund VP Telecommunications
     2014............    --       11.05 - 11.05          2        2.15        1.50 - 1.50     (0.92) -  (0.92)
     2013............    <1       11.15 - 11.15          4        0.03        1.50 - 1.50     10.41  -  10.41
     2012............    <1       10.10 - 10.10          3        3.90        1.50 - 1.50     14.79  -  14.79
     2011............    <1        8.80 -  8.80          3        4.20        1.50 - 1.50      0.36  -   0.36
     2010............    <1        8.77 -  8.77          1        5.13        1.50 - 1.50     13.97  -  13.97

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Profunds VP
   Sub-Accounts (continued):
     ProFund VP Utilities
     2014.........     1   $13.01 - 13.01    $    13        1.14%       1.50 - 1.50%    24.02  -  24.02%
     2013.........     2    10.49 - 10.49         20        0.03        1.50 - 1.50     11.64  -  11.64
     2012.........     2     9.40 -  9.40         18        1.36        1.50 - 1.50     (1.34) -  (1.34)
     2011.........     5     9.52 -  9.52         50        2.47        1.50 - 1.50      15.77 -  15.77
     2010.........     5     8.23 -  8.23         44        3.05        1.50 - 1.50       4.38 -   4.38

Investments in the
  Putnam Variable Trust
   Sub-Accounts:
     VT American Government Income
     2014......... 1,068    15.67 - 19.71     18,157        4.06       0.80 -  2.15      2.07  -   3.48
     2013......... 1,241    15.35 - 19.04     20,484        1.40       0.80 -  2.15     (2.62) -  (1.27)
     2012......... 1,586    15.77 - 19.29     26,870        2.59       0.80 -  2.15     (0.34) -   1.04
     2011......... 1,896    15.82 - 19.09     32,176        3.81       0.80 -  2.15      4.51  -   5.94
     2010......... 2,370    15.14 - 18.02     37,973        7.87       0.80 -  2.15      2.90  -   4.32

     VT Capital Opportunities
     2014.........   147    26.33 - 30.35      4,142        0.20       0.80 -  2.00      4.91  -   6.19
     2013.........   196    25.10 - 28.58      5,255        0.53       0.80 -  2.00     31.42  -  33.03
     2012.........   219    19.10 - 21.48      4,443        0.40       0.80 -  2.00     13.45  -  13.57
     2011.........   264    16.82 - 18.94      4,748        0.14       0.80 -  2.15     (8.12) -  (6.86)
     2010.........   301    18.30 - 20.33      5,847        0.23       0.80 -  2.15     26.75  -  28.50

     VT Diversified Income
     2014......... 1,300    16.98 - 20.92     24,138        8.22       0.80 -  2.15     (1.81) -  (0.46)
     2013......... 1,484    17.29 - 21.01     27,839        3.30       0.80 -  2.15      5.50  -   6.95
     2012......... 1,758    16.39 - 19.65     31,046        5.75       0.80 -  2.15      9.12  -  10.63
     2011......... 2,041    15.02 - 17.76     32,796       10.06       0.80 -  2.15     (5.24) -  (3.94)
     2010......... 2,431    15.85 - 18.49     40,914       14.58       0.80 -  2.15     10.25  -  11.77

     VT Equity Income
     2014......... 2,931    13.79 - 28.69     72,658        1.80        0.80 - 2.59      9.74  -  11.76
     2013......... 3,717    12.57 - 25.67     81,756        2.05        0.80 - 2.59     28.99  -  31.36
     2012......... 4,565     9.74 - 19.55     76,738        2.38        0.80 - 2.59     16.21  -  18.35
     2011......... 5,590     8.38 - 16.52     80,063        1.87        0.80 - 2.59    (35.70) -   1.11
     2010......... 6,698     8.44 - 16.33     95,741        1.92        0.80 - 2.59    (28.97) -  11.71

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT George Putnam Balanced
     2014...  3,564  $14.06 - 16.17    $ 53,213      1.58%        0.80 - 2.69%     7.70  -   9.79%
     2013...  4,309   13.05 - 14.73      58,941      1.78         0.80 - 2.69     14.92  -  17.15
     2012...  5,104   11.36 - 12.57      60,167      2.00         0.80 - 2.69      9.50  -  11.63
     2011...  5,948   10.37 - 11.26      63,363      2.17         0.80 - 2.69      0.01  -   1.95
     2010...  7,236   10.37 - 11.05      76,076      5.12         0.80 - 2.69      7.85  -   9.94

     VT Global Asset Allocation
     2014...  1,274   18.27 - 19.62      23,323      2.39         0.80 - 2.44      6.75  -   8.55
     2013...  1,470   16.83 - 18.37      25,064      1.85         0.80 - 2.44     18.42  -  18.54
     2012...  1,667   14.20 - 15.52      24,354      0.77         0.80 - 2.59     11.23  -  13.28
     2011...  2,013   12.53 - 13.95      26,313      4.63         0.80 - 2.59     (2.99) -  (1.21)
     2010...  2,438   12.69 - 14.38      32,764      5.64         0.80 - 2.59     11.72  -  13.77

     VT Global Equity
     2014...  1,408    7.69 - 11.80      16,093      0.39         0.80 - 2.15     (0.71) -   0.66
     2013...  1,632    7.75 - 11.72      18,696      1.52         0.80 - 2.15     29.14  -  30.92
     2012...  1,893    6.00 -  8.95      16,629      1.69         0.80 - 2.15     17.59  -  19.22
     2011...  2,226    5.10 -  7.51      16,534      2.10         0.80 - 2.15     (6.99) -  (5.71)
     2010...  2,785    5.49 -  7.96      21,878      2.20         0.80 - 2.15      7.48  -   8.96

     VT Global Health Care
     2014...  1,209   24.64 - 28.72      30,932      0.25         0.80 - 2.49     24.47  -  26.62
     2013...  1,449   19.80 - 22.68      29,447      1.13         0.80 - 2.49     38.14  -  40.53
     2012...  1,678   14.33 - 16.14      24,419      1.35         0.80 - 2.49     19.22  -  21.29
     2011...  1,982   12.02 - 13.31      23,902      0.87         0.80 - 2.49     (3.63) -  (1.97)
     2010...  2,434   12.47 - 13.58      30,167      1.95         0.80 - 2.49     (0.08) -   1.65
     VT Global Utilities
     2014...    733   14.59 - 21.47      10,759      2.95         0.80 - 2.29     11.96  -  13.66
     2013...    883   12.84 - 18.32      11,550      2.58         0.80 - 2.69     10.75  -  12.91
     2012...  1,040   11.37 - 16.54      12,146      3.81         0.80 - 2.69      2.21  -   4.20
     2011...  1,245   10.91 - 16.18      14,107      3.65         0.80 - 2.69     (7.95) -  (6.16)
     2010...  1,528   11.63 - 17.58      18,568      4.00         0.80 - 2.69     (0.90) -   1.02

     VT Growth and Income
     2014...  8,761   19.21 - 19.60     145,170      1.38         0.70 - 2.69      7.75  -   9.96
     2013... 10,395   17.47 - 18.19     157,751      1.72         0.70 - 2.69     32.03  -  34.73
     2012... 12,240   12.97 - 13.77     139,367      1.79         0.70 - 2.69     15.93  -  18.30
     2011... 14,617   10.96 - 11.88     141,861      1.30         0.70 - 2.69     (7.20) -  (5.31)
     2010... 17,810   11.58 - 12.80     184,255      1.54         0.70 - 2.69     11.30  -  13.58

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Growth Opportunities
     2014...  1,306  $  6.98 - 8.57    $ 10,237       0.22%       0.80 - 2.15%    11.47  -  13.00%
     2013...  1,549     6.26 - 7.59      10,806       0.50        0.80 - 2.15     33.21  -  35.05
     2012...  1,847     4.70 - 5.62       9,608       0.09        0.80 - 2.15     15.03  -  16.62
     2011...  2,117     4.09 - 4.82       9,501       0.17        0.80 - 2.15     (6.18) -  (4.89)
     2010...  2,306     4.36 - 5.07      10,973       0.21        0.80 - 2.15     14.79  -  16.38

     VT High Yield
     2014...  1,512   21.14 - 23.24      33,289       6.36        0.80 - 2.54     (1.02) -   0.75
     2013...  1,804   21.36 - 23.07      39,729       7.15        0.80 - 2.54      5.67  -   6.99
     2012...  2,136   20.22 - 21.56      44,425       7.81        0.80 - 2.59     13.00  -  15.08
     2011...  2,500   17.89 - 18.73      45,504       8.21        0.80 - 2.59     (0.87) -   0.94
     2010...  3,100   18.05 - 18.56      56,454       7.51        0.80 - 2.59     11.09  -  13.13

     VT Income
     2014...  4,214   14.18 - 20.88      72,738       6.30        0.80 - 2.54      3.75  -   5.60
     2013...  4,977   13.67 - 19.77      81,699       3.90        0.80 - 2.54     (0.72) -   1.06
     2012...  5,874   13.77 - 19.56      95,918       5.15        0.80 - 2.54      7.92  -   9.86
     2011...  6,875   12.76 - 17.81     102,954       9.15        0.80 - 2.54      2.34  -   4.16
     2010...  8,791   12.47 - 17.10     127,121      11.26        0.80 - 2.54      7.08  -   8.99

     VT International Equity
     2014...  5,419   12.05 - 15.80      74,215       0.98        0.70 - 2.59     (9.19) -  (7.43)
     2013...  6,439   13.02 - 17.40      97,085       1.46        0.70 - 2.59     24.76  -  27.18
     2012...  7,707   10.23 - 13.95      92,599       2.26        0.70 - 2.59     18.75  -  21.06
     2011...  9,304    8.45 - 11.74      93,329       3.43        0.70 - 2.59    (23.28) - (17.51)
     2010... 10,864   10.25 - 14.51     132,418       3.50        0.70 - 2.59      1.61  -   9.26

     VT International Growth
     2014...    968    7.83 - 12.65      11,716       0.06        0.80 - 2.15     (8.16) - (6.90)
     2013...  1,126    8.53 - 13.59      14,739       1.05        0.80 - 2.15     19.74  -  21.39
     2012...  1,306    7.12 - 11.20      14,073       1.48        0.80 - 2.15     18.40  -  20.04
     2011...  1,545     6.02 - 9.33      14,000       2.52        0.80 - 2.15    (19.66) - (18.55)
     2010...  1,737    7.49 - 11.45      19,448       2.77        0.80 - 2.15      9.79  -  11.31

     VT International Value
     2014...    968   11.04 - 14.23      12,894       1.41        0.80 - 2.15    (11.43) - (10.21)
     2013...  1,096   12.46 - 15.85      16,375       2.53        0.80 - 2.15     19.59  -  21.23
     2012...  1,238   10.42 - 13.08      15,369       3.14        0.80 - 2.15     19.08  -  20.73
     2011...  1,543    8.75 - 10.83      15,943       2.74        0.80 - 2.15    (15.63) - (14.47)
     2010...  1,943   10.37 - 12.66      23,612       3.26        0.80 - 2.15      4.82  -   6.27

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                      AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------------
                                     ACCUMULATION                                  EXPENSE            TOTAL
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                            ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Investors
     2014..................  4,135  $13.09 - 19.77..  $ 55,192.     1.19%....   0.80 - 2.44%... 11.13  -  13.00%.
     2013..................  4,884   11.58 - 17.79..    57,858.      1.51....    0.80 - 2.44...  31.83  -  34.04.
     2012..................  5,775    8.64 - 13.50..    51,364.      1.37....    0.80 - 2.44...  13.97  -  15.89.
     2011..................  6,981    7.46 - 11.84..    53,722.      1.15....    0.80 - 2.44... (8.52) -  (0.76).
     2010..................  8,264    7.51 - 12.13..    64,481.      1.24....    0.80 - 2.44...   4.16  -  13.01.

     VT Money Market
     2014..................  5,642    8.55 - 11.58..    55,405.      0.01....    0.80 - 2.54... (2.53) -  (0.79).
     2013..................  6,570    8.72 - 11.67      65,393      0.01         0.80 - 2.59     (2.58) -  (0.79)
     2012..................  8,055    8.95 - 11.77      81,873      0.01         0.80 - 2.59     (2.59) -  (0.79)
     2011..................  8,989    9.19 - 11.86      92,775      0.01         0.80 - 2.59     (2.57) -  (0.79)
     2010.................. 10,950    9.43 - 11.96     114,784      0.04         0.80 - 2.59     (2.55) -  (0.76)

     VT Multi-Cap Growth
     2014..................  6,238   13.10 - 22.90      80,850      0.32         0.80 - 2.69     10.44  -  12.58
     2013..................  7,351   11.64 - 20.73      85,227      0.51         0.80 - 2.69     32.77  -  35.35
     2012..................  8,569    8.60 - 15.62      74,102      0.25         0.80 - 2.69     13.61  -  15.82
     2011.................. 10,185    7.42 - 13.74      76,544      0.27         0.80 - 2.69     (7.63) -  (5.84)
     2010.................. 12,642    7.88 - 14.88     101,745      0.25         0.80 - 2.69     16.34  -  18.60

     VT Multi-Cap Value
     2014..................    257   26.51 - 30.55       7,328      0.72         0.80 - 2.00       8.54  -  9.87
     2013..................    301   24.42 - 27.81       7,871      1.20         0.80 - 2.00      39.23  - 40.93
     2012..................    348   17.54 - 19.73       6,488      0.40         0.80 - 2.00      13.93  - 15.32
     2011..................    382   15.40 - 17.11       6,220      0.28         0.80 - 2.00     (7.01) - (5.88)
     2010..................    471   16.56 - 18.18       8,199      0.31         0.80 - 2.00      21.58  - 23.07

     VT Research
     2014..................  1,619   16.26 - 21.45      25,532      0.81         0.80 - 2.34      12.17  - 13.94
     2013..................  1,932   14.27 - 19.12      26,998      1.13         0.80 - 2.34      30.24  - 32.30
     2012..................  2,279   10.78 - 14.68      24,258      1.08         0.80 - 2.34      15.15  - 16.97
     2011..................  2,810    9.22 - 12.75      25,746      0.83         0.80 - 2.34     (4.04) - (2.53)
     2010..................  3,483    9.46 - 13.29      32,906      1.04         0.80 - 2.34      13.66  - 15.45

     VT Small Cap Value
     2014..................  1,442   19.10 - 22.68      39,246      0.49         0.70 - 2.30        1.08  - 2.71
     2013..................  1,813   18.89 - 22.08      48,018      0.88         0.70 - 2.30      36.44  - 38.63
     2012..................  2,165   13.85 - 15.93      41,992      0.47         0.70 - 2.30      14.81  - 16.67
     2011..................  2,623   12.06 - 13.65      43,849      0.51         0.70 - 2.30     (6.89) - (5.39)
     2010..................  3,255   12.95 - 14.43      57,624      0.30         0.70 - 2.30     23.12  -  25.11

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Voyager
     2014.............  7,085  $15.54 - 20.72    $109,081      0.75%        0.80 - 2.69%     6.77  -   8.84%
     2013.............  8,343   14.28 - 19.41     119,381      0.81         0.80 - 2.69     39.86  -  42.58
     2012............. 10,008   10.02 - 13.88     101,747      0.36         0.80 - 2.69     11.15  -  40.64
     2011............. 11,845    7.12 - 12.48     107,441        --         0.70 - 2.69    (20.06) - (18.42)
     2010............. 13,951    8.73 - 15.62     156,358      1.28         0.70 - 2.69     17.55  -  19.96

Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts:
     Van Kampen UIF Core Plus Fixed Income
     2014.............     52   14.32 - 15.35         772      2.96         1.15 - 1.85      5.86  -   6.40
     2013.............     48   13.53 - 14.43         659      3.73         1.35 - 1.85     (2.16) -  (1.66)
     2012.............     64   13.83 - 14.67         910      4.84         1.35 - 1.85      7.41  -   7.96
     2011.............     74   12.87 - 13.59         994      3.62         1.35 - 1.85      3.70  -   4.23
     2010.............     75   12.41 - 13.04         967      6.74         1.35 - 1.85      5.16  -   5.70

     Van Kampen UIF Emerging Markets Equity
     2014.............    936   18.43 - 24.08      18,089      0.38         0.70 - 2.20     (6.57) -  (5.16)
     2013.............  1,142   19.44 - 27.55      23,231      1.18         0.70 - 2.20     (3.18) -  (1.72)
     2012.............  1,377   19.77 - 28.46      28,583        --         0.70 - 2.20     17.34  -  19.11
     2011.............  1,607   16.60 - 24.25      28,314      0.40         0.70 - 2.20    (20.00) - (18.79)
     2010.............  1,868   20.44 - 30.31      41,174      0.58         0.70 - 2.20     16.44  -  18.19

     Van Kampen UIF Global Infrastructure
     2014 (al) (ao)...  1,230   16.52 - 19.50      53,196        --         0.70 - 1.98      7.25  -   8.19

     Van Kampen UIF Global Tactical Asset Allocation Portfolio
     2014.............  5,574   13.64 - 14.87      79,713      0.84         0.70 - 2.20     (0.07) -   1.44
     2013.............  6,536   13.45 - 14.88      92,037      0.20         0.70 - 2.20     13.42  -  15.14
     2012.............  1,140   11.68 - 13.12      12,307      2.13         0.70 - 2.20     11.36  -  13.05
     2011.............  1,320   10.33 - 11.78      12,723      1.31         0.70 - 2.20     (4.35) -   3.02
     2010.............  1,623   10.80 - 12.50      16,486      2.90         0.70 - 2.20      3.39  -   4.95

     Van Kampen UIF Growth
     2014.............  1,367   17.84 - 21.61      25,271        --         0.70 - 2.69      3.50  -   5.62
     2013.............  1,540   16.89 - 20.88      27,382      0.43         0.70 - 2.69     44.09  -  47.04
     2012.............  1,901   11.49 - 14.49      23,350        --         0.70 - 2.69     11.29  -  13.58
     2011.............  2,255   10.11 - 13.02      24,622      0.11         0.70 - 2.69     (5.41) -  (3.48)
     2010.............  2,712   10.48 - 13.77      30,980      0.12         0.70 - 2.69     19.56  -  22.00

(al) On April 25, 2014, Global Infrastructure merged into Van Kampen UIF Global Infrastructure
(ao) For the period beginning April 25, 2014 and ended December 31, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts:
     Van Kampen UIF Mid Cap Growth
     2014.........   558   $24.51 - 28.88    $14,237        -- %        0.70 - 2.30%    (0.35) -   1.26%
     2013.........   651    24.60 - 28.52     16,585       0.35         0.70 - 2.30     34.36  -  36.53
     2012.........   820    18.31 - 20.89     15,471         --         0.70 - 2.30      6.21  -   7.93
     2011......... 1,019    17.24 - 19.36     17,983       0.34         0.70 - 2.30     (9.23) -  (7.77)
     2010......... 1,218    18.99 - 20.99     23,536         --         0.70 - 2.30     29.31  -  31.39

     Van Kampen UIF U.S. Real Estate
     2014.........   500    28.83 - 53.44     20,052       1.45         0.70 - 2.30     26.77  -  28.82
     2013.........   597    22.74 - 41.48     18,746       1.11         0.70 - 2.30     (0.27) -   1.34
     2012.........   682    22.80 - 40.93     21,401       0.87         0.70 - 2.30     13.20  -  15.03
     2011.........   793    20.14 - 35.59     21,863       0.84         0.70 - 2.30      3.52  -   5.18
     2010.........   972    19.46 - 33.83     25,796       2.18         0.70 - 2.30     27.01  -  29.06

Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts:
     Van Kampen UIF Emerging Markets Debt (Class II)
     2014.........   425    17.57 - 25.29      9,899       5.49         1.29 - 2.59      0.23  -   1.56
     2013.........   524    17.53 - 20.19     12,012       3.91         1.29 - 2.59    (11.12) -  (9.93)
     2012.........   605    22.42 - 24.17     15,434       2.78         1.29 - 2.59     14.82  -  16.35
     2011.........   782    19.26 - 21.05     17,195       3.46         1.29 - 2.59      4.12  -   5.51
     2010......... 1,023    18.26 - 20.22     21,338       4.20         1.29 - 2.59    (12.16) -   6.90

     Van Kampen UIF Emerging Markets Equity (Class II)
     2014.........   204    28.42 - 33.18      6,475       0.33         1.29 - 2.59     (7.03) -  (5.79)
     2013.........   274    30.57 - 35.21      9,293       1.11         1.29 - 2.59     (3.66) -  (2.38)
     2012.........   338    31.73 - 36.07     11,766         --         1.29 - 2.59     16.73  -  18.29
     2011.........   422    27.18 - 30.49     12,492       0.36         1.29 - 2.59    (20.35) - (19.29)
     2010.........   511    34.13 - 37.78     18,755       0.56         1.29 - 2.59     15.87  -  17.41

     Van Kampen UIF Global Franchise (Class II)
     2014......... 1,446    24.17 - 25.37     37,168       2.05         1.29 - 2.59      1.80  -   3.16
     2013......... 1,856    23.43 - 24.92     46,553       2.64         1.29 - 2.59     16.56  -  18.12
     2012......... 2,389    19.84 - 21.38     51,202       2.25         1.29 - 2.59     12.59  -  14.10
     2011......... 2,988    17.38 - 18.99     56,372       3.31         1.29 - 2.59      7.65  -  28.99
     2010......... 3,715    16.15 - 17.87     65,406       0.54         1.29 - 2.59     11.10  -  12.58

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts (continued):
     Van Kampen UIF Global Infrastructure (Class II)
     2014 (an) (ao)...   799   $26.57 - 31.02    $14,176        -- %        1.29 - 2.59%     6.52  -   7.50%

     Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)
     2014............. 1,923.   15.03 - 17.54..   27,193       0.76         1.29 - 2.59     (0.65) -   0.68
     2013 (ar)........ 2,266.   15.13 - 17.42..   31,979       0.12         1.29 - 2.59      8.25  -   9.24

     Van Kampen UIF Growth (Class II)
     2014.............   223    24.23 - 24.50      5,760         --         1.29 - 2.59      3.34  -   4.72
     2013.............   288    23.39 - 23.45      7,194       0.21         1.29 - 2.59     43.90  -  45.82
     2012.............   394    16.04 - 16.29      6,732         --         1.29 - 2.59     11.09  -  12.58
     2011.............   509    14.25 - 14.67      7,708         --         1.29 - 2.59     (4.29) -   7.62
     2010.............   633    14.89 - 15.53     10,101         --         1.29 - 2.59     19.44  -  21.03

     Van Kampen UIF Mid Cap Growth (Class II)
     2014.............   802    17.00 - 28.99     18,322         --         1.29 - 2.59     (0.80) -   0.53
     2013............. 1,037    16.91 - 29.22     23,805       0.24         1.29 - 2.59     33.93  -  35.71
     2012............. 1,394    12.46 - 21.82     23,493         --         1.29 - 2.59      5.67  -   7.09
     2011............. 1,641    11.63 - 20.65     26,252       0.25         1.29 - 2.59     (8.37) -  73.05
     2010............. 2,000    12.70 - 22.84     35,651         --         1.29 - 2.59     28.85  -  30.56

     Van Kampen UIF Small Company Growth (Class II)
     2014.............   289    26.72 - 31.19      8,550         --         1.29 - 2.59    (16.10) - (14.97)
     2013.............   363    31.84 - 36.68     12,718         --         1.29 - 2.59     66.90  -  69.12
     2012.............   474    19.08 - 21.69      9,880         --         1.29 - 2.59     11.73  -  13.22
     2011.............   601    17.08 - 19.16     11,112       4.01         1.29 - 2.59    (11.08) -  (9.89)
     2010.............   752    19.20 - 21.26     15,510         --         1.29 - 2.59     23.28  -  24.93

     Van Kampen UIF U.S. Real Estate (Class II)
     2014............. 1,013    28.50 - 37.99     35,316       1.25         1.29 - 2.59     26.08  -  27.76
     2013............. 1,348    22.60 - 26.04     36,894       0.86         1.29 - 2.59     (0.88) -   0.44
     2012............. 1,553    25.88 - 25.92     42,444       0.60         1.29 - 2.59     12.79  -  13.95
     2011............. 1,894    22.71 - 22.98     45,526       0.54         1.29 - 2.59     (8.67) -   2.93
     2010............. 2,367    21.78 - 22.14     54,626       1.97         1.29 - 2.69     26.05  -  27.86

(an) On April 25, 2014, Global Infrastructure (Class Y Shares) merged into Van Kampen UIF Global Infrastructure--Class II
(ao) For the period beginning April 25, 2014 and ended December 31, 2014
(ar) For the period beginning April 26, 2013 and ended December 31, 2013

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
        CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                              Year Ended December 31,
($ in millions)                                                                               ----------------------
                                                                                               2014    2013    2012
                                                                                              ------  ------  ------
Revenues
   Premiums (net of reinsurance ceded of $216, $367 and $402)                                 $  589  $  613  $  593
   Contract charges (net of reinsurance ceded of $176, $251 and $252)                            847   1,054   1,029
   Net investment income                                                                       2,081   2,485   2,597
   Realized capital gains and losses:
       Total other-than-temporary impairment ("OTTI") losses                                     (54)    (49)    (60)
       OTTI losses reclassified to (from) other comprehensive income                              (1)     (3)     (8)
                                                                                              ------  ------  ------
          Net OTTI losses recognized in earnings                                                 (55)    (52)    (68)
       Sales and other realized capital gains and losses                                         198     128      52
                                                                                              ------  ------  ------
          Total realized capital gains and losses                                                143      76     (16)
                                                                                              ------  ------  ------
                                                                                               3,660   4,228   4,203
                                                                                              ------  ------  ------
Costs and expenses
   Contract benefits (net of reinsurance ceded of $329, $331 and $644)                         1,452   1,606   1,521
   Interest credited to contractholder funds (net of reinsurance ceded of $27, $27 and $28)      891   1,251   1,289
   Amortization of deferred policy acquisition costs                                             162     240     324
   Operating costs and expenses                                                                  310     434     437
   Restructuring and related charges                                                               2       6      --
   Interest expense                                                                               16      23      45
                                                                                              ------  ------  ------
                                                                                               2,833   3,560   3,616
                                                                                              ------  ------  ------
(Loss) gain on disposition of operations                                                         (68)   (687)     18
                                                                                              ------  ------  ------
Income (loss) from operations before income tax expense                                          759     (19)    605

Income tax expense                                                                               233      19     179
                                                                                              ------  ------  ------
Net income (loss)                                                                                526     (38)    426
                                                                                              ------  ------  ------
Other comprehensive income (loss), after-tax
   Change in unrealized net capital gains and losses                                             455    (707)    821
   Change in unrealized foreign currency translation adjustments                                  (4)      2      --
                                                                                              ------  ------  ------
       Other comprehensive income (loss), after-tax                                              451    (705)    821
                                                                                              ------  ------  ------
Comprehensive income (loss)                                                                   $  977  $ (743) $1,247
                                                                                              ======  ======  ======

                See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                                   December 31,
($ in millions, except par value data)                                                           ----------------
                                                                                                   2014     2013
                                                                                                 -------  -------
Assets
Investments
   Fixed income securities, at fair value (amortized cost $25,822 and $27,427)                   $28,117  $28,756
   Mortgage loans                                                                                  3,686    4,173
   Equity securities, at fair value (cost $927 and $565)                                             970      650
   Limited partnership interests                                                                   2,024    2,064
   Short-term, at fair value (amortized cost $857 and $590)                                          857      590
   Policy loans                                                                                      616      623
   Other                                                                                           1,196    1,088
                                                                                                 -------  -------
          Total investments                                                                       37,466   37,944
Cash                                                                                                 146       93
Deferred policy acquisition costs                                                                  1,271    1,331
Reinsurance recoverables                                                                           2,586    2,754
Accrued investment income                                                                            333      358
Other assets                                                                                         537      256
Separate Accounts                                                                                  4,396    5,039
Assets held for sale                                                                                  --   15,593
                                                                                                 -------  -------
          Total assets                                                                           $46,735  $63,368
                                                                                                 =======  =======
Liabilities
Contractholder funds                                                                             $21,816  $23,604
Reserve for life-contingent contract benefits                                                     11,566   11,589
Unearned premiums                                                                                      6        6
Payable to affiliates, net                                                                            96      100
Other liabilities and accrued expenses                                                               826      838
Deferred income taxes                                                                              1,407      941
Notes due to related parties                                                                         275      282
Separate Accounts                                                                                  4,396    5,039
Liabilities held for sale                                                                             --   14,899
                                                                                                 -------  -------
          Total liabilities                                                                       40,388   57,298
                                                                                                 -------  -------
Commitments and Contingent Liabilities (Notes 8 and 12)
Shareholder's Equity

Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, none issued       --       --

Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued       --       --

Common stock, $227 par value, 23,800 shares authorized and outstanding                                 5        5
Additional capital paid-in                                                                         1,990    2,690
Retained income                                                                                    2,973    2,447
Accumulated other comprehensive income:
   Unrealized net capital gains and losses:
       Unrealized net capital gains and losses on fixed income securities with OTTI                   47       31
       Other unrealized net capital gains and losses                                               1,468      997
       Unrealized adjustment to DAC, DSI and insurance reserves                                     (133)    (101)
                                                                                                 -------  -------
          Total unrealized net capital gains and losses                                            1,382      927
       Unrealized foreign currency translation adjustments                                            (3)       1
                                                                                                 -------  -------
          Total accumulated other comprehensive income                                             1,379      928
                                                                                                 -------  -------
          Total shareholder's equity                                                               6,347    6,070
                                                                                                 -------  -------
          Total liabilities and shareholder's equity                                             $46,735  $63,368
                                                                                                 =======  =======

                See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                               Year Ended December 31,
($ in millions)                                                ----------------------
                                                                2014    2013    2012
                                                               ------  ------  ------
Common stock                                                   $    5  $    5  $    5
                                                               ------  ------  ------
Additional capital paid-in
Balance, beginning of year                                      2,690   3,190   3,190
Return of capital                                                (700)   (500)     --
                                                               ------  ------  ------
Balance, end of year                                            1,990   2,690   3,190
                                                               ------  ------  ------
Retained income
Balance, beginning of year                                      2,447   2,485   2,060
Net income (loss)                                                 526     (38)    426
Loss on reinsurance agreement with an affiliate                    --      --      (1)
                                                               ------  ------  ------
Balance, end of year                                            2,973   2,447   2,485
                                                               ------  ------  ------
Accumulated other comprehensive income
Balance, beginning of year                                        928   1,633     812
Change in unrealized net capital gains and losses                 455    (707)    821
Change in unrealized foreign currency translation adjustments      (4)      2      --
                                                               ------  ------  ------
Balance, end of year                                            1,379     928   1,633
                                                               ------  ------  ------
Total shareholder's equity                                     $6,347  $6,070  $7,313
                                                               ======  ======  ======

                See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                           Year Ended December 31,
($ in millions)                                                                           -------------------------
                                                                                            2014     2013     2012
                                                                                          -------  -------  -------
Cash flows from operating activities
Net income (loss)                                                                         $   526  $   (38) $   426
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
   Amortization and other non-cash items                                                      (86)     (73)     (25)
   Realized capital gains and losses                                                         (143)     (76)      16
   Loss (gain) on disposition of operations                                                    68      687      (18)
   Interest credited to contractholder funds                                                  891    1,251    1,289
   Changes in:
       Policy benefits and other insurance reserves                                          (553)    (634)    (656)
       Unearned premiums                                                                       (1)      (2)      (3)
       Deferred policy acquisition costs                                                       (1)     (14)      62
       Reinsurance recoverables, net                                                          (25)     (54)    (157)
       Income taxes                                                                           121       33      248
       Other operating assets and liabilities                                                (134)     (65)     (35)
                                                                                          -------  -------  -------
          Net cash provided by operating activities                                           663    1,015    1,147
                                                                                          -------  -------  -------
Cash flows from investing activities
Proceeds from sales
   Fixed income securities                                                                  3,353    4,046    6,674
   Equity securities                                                                        1,383      265       22
   Limited partnership interests                                                              521      387      201
   Mortgage loans                                                                              10       24       15
   Other investments                                                                           35       38      111
Investment collections
   Fixed income securities                                                                  1,909    4,168    3,077
   Mortgage loans                                                                           1,027      926    1,022
   Other investments                                                                           46       88       84
Investment purchases
   Fixed income securities                                                                 (3,232)  (4,348)  (7,458)
   Equity securities                                                                       (1,612)    (453)    (201)
   Limited partnership interests                                                             (711)    (597)    (507)
   Mortgage loans                                                                            (468)    (522)    (449)
   Other investments                                                                         (306)     (81)    (159)
Change in short-term investments, net                                                          79     (108)      16
Change in policy loans and other investments, net                                              60       76       56
Disposition of operations                                                                     345       --       13
                                                                                          -------  -------  -------
          Net cash provided by investing activities                                         2,439    3,909    2,517
                                                                                          -------  -------  -------
Cash flows from financing activities
Contractholder fund deposits                                                                1,065    2,062    2,061
Contractholder fund withdrawals                                                            (3,407)  (6,520)  (5,490)
Return of capital                                                                            (700)    (500)      --
Repayment of notes due to related parties                                                      (7)    (214)    (204)
                                                                                          -------  -------  -------
          Net cash used in financing activities                                            (3,049)  (5,172)  (3,633)
                                                                                          -------  -------  -------
Net increase (decrease) in cash                                                                53     (248)      31
Cash at beginning of year                                                                      93      341      310
                                                                                          -------  -------  -------
Cash at end of year                                                                       $   146  $    93  $   341
                                                                                          =======  =======  =======

                See notes to consolidated financial statements.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. General

Basis of presentation

   The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

   To conform to the current year presentation, certain amounts in the prior year notes to consolidated financial statements have been reclassified.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Nature of operations

   The Company sells traditional, interest-sensitive and variable life insurance products. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists. The Company also sells voluntary accident and health insurance through workplace enrolling independent agents in New York. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities, and institutional products consisting of funding agreements sold to unaffiliated trusts that use them to back medium-term notes. The following table summarizes premiums and contract charges by product.

                                                       2014   2013   2012
     ($ in millions)                                  ------ ------ ------
     Premiums
     Traditional life insurance                       $  492 $  471 $  449
     Immediate annuities with life contingencies           4     37     45
     Accident and health insurance                        93    105     99
                                                      ------ ------ ------
        Total premiums                                   589    613    593

     Contract charges
     Interest-sensitive life insurance                   828  1,036  1,011
     Fixed annuities                                      19     18     18
                                                      ------ ------ ------
        Total contract charges                           847  1,054  1,029
                                                      ------ ------ ------
            Total premiums and contract charges       $1,436 $1,667 $1,622
                                                      ====== ====== ======

   The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia and Puerto Rico. For 2014, the top geographic locations for statutory premiums and annuity considerations were California, Texas, New York, Florida and Illinois. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. Summary of Significant Accounting Policies

Investments

   Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes and related deferred policy acquisition costs ("DAC"), deferred sales inducement costs ("DSI") and reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

   Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

   Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

   Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds and other funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting ("EMA").

   Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, agent loans, notes due from related party and derivatives. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Notes due from related party are carried at outstanding principal balances. Derivatives are carried at fair value.

   Investment income primarily consists of interest, dividends, income from certain derivative transactions and income from limited partnership interests. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company's share of the partnerships' net income, including unrealized gains and losses, and is recognized on a delay due to the availability of the related financial statements. Income recognition on private equity/debt funds and real estate funds is generally on a three month delay and income recognition on other funds is generally on a one month delay.

   Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans and periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness. Realized capital gains and losses on investment sales are determined on a specific identification basis.

Derivative and embedded derivative financial instruments

   Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.

   All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

   Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.

   Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

   Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

   When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

   Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

Securities loaned

   The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments. These transactions are short-term in nature, usually 30 days or less.

   The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.

Recognition of premium revenues and contract charges, and related benefits and interest credited

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

Deferred policy acquisition and sales inducement costs

   Costs that are related directly to the successful acquisition of new or renewal life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on fixed annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds.

   For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. The Company periodically reviews the recoverability of DAC for these policies on an aggregate basis using actual experience. The Company aggregates all traditional life insurance products and immediate annuities with life contingencies in the analysis. If actual experience is significantly adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required.

   For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

   AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are persistency, mortality, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

   The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

   Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $7 million and $8 million as of December 31, 2014 and 2013, respectively. Amortization expense of the present value of future profits was $1 million, $2 million and $3 million in 2014, 2013 and 2012, respectively.

Reinsurance

   In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

Goodwill

   Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2014 and 2013. Goodwill is not amortized but is tested for impairment at least annually. The Company performs its annual goodwill impairment testing during the fourth quarter of each year based upon data as of the close of the third quarter. The Company also reviews goodwill for impairment whenever events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2014 or 2013.

Income taxes

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, DAC, insurance reserves and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserve for life-contingent contract benefits

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. The assumptions are established at the time the policy is issued and are generally not changed during the life of the policy. The Company periodically reviews the adequacy of reserves for these policies on an aggregate basis using actual experience. If actual experience is significantly adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

Contractholder funds

   Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

Held for sale classification

   Business is classified as held for sale when management has approved or received approval to sell the business, the sale is probable to occur during the next 12 months at a price that is reasonable in relation to its current fair value and certain other specified criteria are met. A business classified as held for sale is recorded at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value less cost to sell, a loss is recognized. Assets and liabilities related to a business classified as held for sale are segregated in the Consolidated Statement of Position in the period in which the business is classified as held for sale.

Separate accounts

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

Off-balance sheet financial instruments

   Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 8 and
Note 12).

Pending accounting standard

Accounting for Investments in Qualified Affordable Housing Projects

   In January 2014, the Financial Accounting Standards Board ("FASB") issued guidance which allows entities that invest in certain qualified affordable housing projects through limited liability entities the option to account for these investments using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense or benefit. The guidance is effective for reporting periods beginning after December 15, 2014 and is to be applied retrospectively. The impact of adoption is not expected to be material to the Company's results of operations and financial position.

3. Disposition

   On April 1, 2014, the Company sold Lincoln Benefit Life Company ("LBL"), LBL's life insurance business generated through independent master brokerage agencies, and all of LBL's deferred fixed annuity and long-term care insurance business to Resolution Life Holdings, Inc. The gross sale price was $797 million, representing $596 million of cash and the retention of tax benefits. The loss on disposition increased by $79 million, pre-tax, ($38 million, after-tax) in 2014. Immediately prior to the sale closing, LBL recaptured the business being sold that was previously ceded to ALIC. The applicable prior reinsurance agreements placed by LBL were novated and replicated by ALIC.

   In conjunction with the sale, the Company was required to establish a trust relating to the business that LBL continues to cede to ALIC. This trust is required to have assets greater than or equal to the statutory reserves ceded by LBL to ALIC, measured on a monthly basis. As of December 31, 2014, the trust holds $5.28 billion of investments, which are reported in the Consolidated Statement of Financial Position.

   The following table summarizes the assets and liabilities classified as held for sale as of December 31, 2013.

      ($ in millions)
      Assets
      Investments
         Fixed income securities                                 $10,167
         Mortgage loans                                            1,367
         Short-term investments                                      160
         Policy loans                                                198
         Other investments                                            91
                                                                 -------
             Total investments                                    11,983
      Cash                                                            --
      Deferred policy acquisition costs                              743
      Reinsurance recoverables, net                                1,660
      Accrued investment income                                      109
      Other assets                                                    79
      Separate Accounts                                            1,701
                                                                 -------
                Assets held for sale                              16,275
                Less: Loss accrual                                  (682)
                                                                 -------
                    Total assets held for sale                   $15,593
                                                                 =======
      Liabilities
      Reserve for life-contingent contract benefits              $ 1,894
      Contractholder funds                                        10,945
      Unearned premiums                                               12
      Deferred income taxes                                          151
      Other liabilities and accrued expenses                         196
      Separate Accounts                                            1,701
                                                                 -------
                    Total liabilities held for sale              $14,899
                                                                 =======

   Included in shareholder's equity is $85 million of accumulated other comprehensive income related to assets held for sale as of December 31, 2013.

4. Supplemental Cash Flow Information

   Non-cash modifications of certain mortgage loans, fixed income securities, limited partnership interests and other investments, as well as mergers completed with equity securities, totaled $102 million, $306 million and $231 million in 2014, 2013 and 2012, respectively.

   Liabilities for collateral received in conjunction with the Company's securities lending program were $508 million, $322 million and $543 million as of December 31, 2014, 2013 and 2012, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter ("OTC") and cleared derivatives were $2 million, $6 million and $18 million as of December 31, 2014, 2013 and 2012, respectively, and are reported in other liabilities and accrued expenses or other investments.

   The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

                                                      2014   2013   2012
      ($ in millions)                                -----  -----  -----
      Net change in proceeds managed
      Net change in short-term investments           $(182) $ 235  $(298)
                                                     -----  -----  -----
         Operating cash flow (used) provided          (182)   235   (298)
      Net change in cash                                --     (2)    --
                                                     -----  -----  -----
         Net change in proceeds managed              $(182) $ 233  $(298)

      Net change in liabilities
      Liabilities for collateral, beginning of year  $(328) $(561) $(263)
      Liabilities for collateral, end of year         (510)  (328)  (561)
                                                     -----  -----  -----
         Operating cash flow provided (used)         $ 182  $(233) $ 298
                                                     =====  =====  =====

5. Related Party Transactions

Business operations

   The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 16), allocated to the Company were $339 million, $456 million and $451 million in 2014, 2013 and 2012, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

Structured settlement annuities

   The Company issued $7 million and $35 million of structured settlement annuities, a type of immediate annuity, in 2013 and 2012, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4 million and $3 million related to structured settlement annuities with life contingencies and were included in premium revenue for 2013 and 2012, respectively. Effective March 22, 2013, the Company no longer offers structured settlement annuities.

   In most cases, these annuities were issued under a "qualified assignment" whereby Allstate Assignment Corporation ("AAC") and prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

   AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.68 billion and $4.72 billion as of December 31, 2014 and 2013, respectively.

Broker-Dealer agreement

   The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $4 million, $13 million and $11 million in 2014, 2013 and 2012, respectively.

Reinsurance

   The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL") whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in
Note 10.

   In September 2012, Lincoln Benefit Life Company, a consolidated subsidiary of ALIC prior to April 1, 2014, entered into a coinsurance reinsurance agreement with Lincoln Benefit Reinsurance Company ("LB Re"), an unconsolidated affiliate of the Company, to cede certain interest-sensitive life insurance policies to LB Re. In connection with the agreement, the Company recorded reinsurance recoverables of $2 million and paid $3 million in cash. The $1 million loss on the transaction was recorded as a decrease to retained income since the transaction was between affiliates under common control.

   ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

Income taxes

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 13).

Notes due to related parties

   Notes due to related parties outstanding as of December 31 consisted of the following:

                                                           2014 2013
           ($ in millions)                                 ---- ----
           6.35% Note, due 2018, to AIC                    $ -- $  7
           6.74% Surplus Note, due 2029, to Kennett /(1)/    25   25
           5.06% Surplus Note, due 2035, to Kennett /(1)/   100  100
           6.18% Surplus Note, due 2036, to Kennett /(1)/   100  100
           5.93% Surplus Note, due 2038, to Kennett /(1)/    50   50
                                                           ---- ----
              Total notes due to related parties           $275 $282
                                                           ==== ====

--------
/(1)/No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2014 and 2013.

   On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

   On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every 10 years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

   On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

   On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus

3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

   The notes due from Kennett are classified as other investments. In each of 2014, 2013 and 2012, the Company recorded net investment income on these notes of $15 million. In each of 2014, 2013 and 2012, the Company incurred $16 million of interest expense related to the surplus notes due to Kennett.

   On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In both 2013 and 2012, the Company repaid $200 million of principal on this surplus note. In 2013 and 2012, the Company incurred interest expense on this surplus note of $7 million and $27 million, respectively.

   In March 2011, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. In 2014, RBI repaid the entire principal of this note. Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC's carrying value on the date of sale. The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value. In 2014, 2013 and 2012, the Company incurred interest expense on these notes of $84 thousand, $1 million and $1 million respectively.

Liquidity and intercompany loan agreements

   The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least 10 business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2014 or 2013.

   In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2014 or 2013.

   RBI, a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement ("Credit Agreement") with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2014 or 2013.

Capital support agreement

   The Company has a Capital Support Agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2014 and 2013, no capital had been provided by AIC under this agreement.

Return of capital

   The Company approved and paid a return of capital of $700 million and $500 million to AIC in 2014 and 2013, respectively, which were recorded as a reduction of additional capital paid-in on the Consolidated Statements of Financial Position.

6. Investments

Fair values

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                  Gross unrealized
                                        Amortized ---------------
                                          cost    Gains    Losses  Fair value
     ($ in millions)                    ---------  ------  ------  ----------
     December 31, 2014
     U.S. government and agencies        $   668  $  102   $  --    $   770
     Municipal                             3,156     520     (14)     3,662
     Corporate                            19,465   1,670    (150)    20,985
     Foreign government                      654      81      --        735
     ABS                                     773      13     (21)       765
     RMBS                                    554      55      (4)       605
     CMBS                                    538      43      (2)       579
     Redeemable preferred stock               14       2      --         16
                                         -------   ------  -----    -------
        Total fixed income securities    $25,822  $2,486   $(191)   $28,117
                                         =======   ======  =====    =======
     December 31, 2013
     U.S. government and agencies        $   678  $   90   $  (2)   $   766
     Municipal                             3,135     231     (62)     3,304
     Corporate                            20,397   1,214    (295)    21,316
     Foreign government                      715      83      (6)       792
     ABS                                   1,011      30     (34)     1,007
     RMBS                                    752      50     (12)       790
     CMBS                                    724      47      (7)       764
     Redeemable preferred stock               15       2      --         17
                                         -------   ------  -----    -------
        Total fixed income securities    $27,427  $1,747   $(418)   $28,756
                                         =======   ======  =====    =======

Scheduled maturities

   The scheduled maturities for fixed income securities are as follows as of December 31, 2014:

                                                   Amortized  Fair
                                                     cost     value
           ($ in millions)                         --------- -------
           Due in one year or less                  $ 1,338  $ 1,359
           Due after one year through five years      5,196    5,614
           Due after five years through ten years     9,950   10,475
           Due after ten years                        7,473    8,720
                                                    -------  -------
                                                     23,957   26,168
           ABS, RMBS and CMBS                         1,865    1,949
                                                    -------  -------
              Total                                 $25,822  $28,117
                                                    =======  =======

   Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Net investment income

   Net investment income for the years ended December 31 is as follows:

                                                 2014    2013    2012
         ($ in millions)                        ------  ------  ------
         Fixed income securities                $1,522  $1,947  $2,084
         Mortgage loans                            242     345     345
         Equity securities                          20      12       9
         Limited partnership interests             267     175     159
         Short-term investments                      2       2       2
         Policy loans                               39      49      51
         Other                                      59      63      61
                                                ------  ------  ------
            Investment income, before expense    2,151   2,593   2,711
            Investment expense                     (70)   (108)   (114)
                                                ------  ------  ------
                Net investment income           $2,081  $2,485  $2,597
                                                ======  ======  ======

Realized capital gains and losses

   Realized capital gains and losses by asset type for the years ended December 31 are as follows:

                                                   2014  2013 2012
            ($ in millions)                        ----  ---- ----
            Fixed income securities                $ (4) $ 3  $(62)
            Mortgage loans                            2   20     8
            Equity securities                       134   45    --
            Limited partnership interests            (4)  (6)   --
            Derivatives                              12   14    34
            Other                                     3   --     4
                                                   ----  ---  ----
               Realized capital gains and losses   $143  $76  $(16)
                                                   ====  ===  ====

   Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

                                                                       2014  2013  2012
($ in millions)                                                        ----  ----  ----
Impairment write-downs                                                 $(11) $(33) $(51)
Change in intent write-downs                                            (44)  (19)  (17)
                                                                       ----  ----  ----
   Net other-than-temporary impairment losses recognized in earnings    (55)  (52)  (68)
Sales                                                                   184   114    17
Valuation and settlements of derivative instruments                      14    14    35
                                                                       ----  ----  ----
       Realized capital gains and losses                               $143  $ 76  $(16)
                                                                       ====  ====  ====

   Gross gains of $223 million, $145 million and $232 million and gross losses of $51 million, $46 million and $224 million were realized on sales of fixed income and equity securities during 2014, 2013 and 2012, respectively.

   Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

                                                    2014                 2013                 2012
($ in millions)                             -------------------  -------------------  -------------------
                                                  Included             Included             Included
                                            Gross  in OCI   Net  Gross  in OCI   Net  Gross  in OCI   Net
                                            ----- -------- ----  ----- -------- ----  ----- -------- ----
Fixed income securities:
   Municipal                                $ (1)   $--    $ (1) $ (8)   $--    $ (8) $ --    $--    $ --
   Corporate                                  (4)    --      (4)   --     --      --   (16)    (2)    (18)
   ABS                                        (5)    --      (5)   --     (2)     (2)   --     --      --
   RMBS                                        2     (1)      1    (2)     2      --   (23)    (9)    (32)
   CMBS                                       (1)    --      (1)  (32)    (3)    (35)  (22)     3     (19)
                                            ----    ---    ----  ----    ---    ----  ----    ---    ----
       Total fixed income securities          (9)    (1)    (10)  (42)    (3)    (45)  (61)    (8)    (69)
Mortgage loans                                 5     --       5    11     --      11     5     --       5
Equity securities                            (32)    --     (32)   (6)    --      (6)   (1)    --      (1)
Limited partnership interests                (18)    --     (18)   (9)    --      (9)   (3)    --      (3)
Other                                         --     --      --    (3)    --      (3)   --     --      --
                                            ----    ---    ----  ----    ---    ----  ----    ---    ----
   Other-than-temporary impairment losses   $(54)   $(1)   $(55) $(49)   $(3)   $(52) $(60)   $(8)   $(68)
                                            ====    ===    ====  ====    ===    ====  ====    ===    ====

   The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $138 million and $164 million as of December 31, 2014 and 2013, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

                                    December 31, December 31,
                                        2014         2013
                   ($ in millions)  ------------ ------------
                     Municipal          $ (5)       $  (5)
                     ABS                  (1)         (10)
                     RMBS                (55)         (90)
                     CMBS                 (5)         (12)
                                        ----        -----
                       Total            $(66)       $(117)
                                        ====        =====

   Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

                                                                                       2014   2013   2012
($ in millions)                                                                       -----  -----  -----
Beginning balance                                                                     $(299) $(345) $(581)
Additional credit loss for securities previously other-than-temporarily impaired         (6)   (13)   (33)
Additional credit loss for securities not previously other-than-temporarily impaired     (9)   (19)   (20)
Reduction in credit loss for securities disposed or collected                            44     75    288
Reduction in credit loss for securities the Company has made the decision to sell or
  more likely than not will be required to sell                                          --      2     --
Change in credit loss due to accretion of increase in cash flows                          2      1      1
Reduction in credit loss for securities sold in LBL disposition                          59     --     --
                                                                                      -----  -----  -----
Ending balance /(1)/                                                                  $(209) $(299) $(345)
                                                                                      =====  =====  =====

--------
/(1)/The December 31, 2013 ending balance includes $60 million of cumulative credit losses recognized in earnings for fixed income securities that are classified as held for sale.

   The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

Unrealized net capital gains and losses

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                   Gross unrealized
                                                                   ---------------  Unrealized net
                                                        Fair value Gains    Losses  gains (losses)
($ in millions)                                         ----------  ------  ------  --------------
December 31, 2014
Fixed income securities                                  $28,117   $2,486   $(191)      $2,295
Equity securities                                            970       57     (14)          43
Short-term investments                                       857       --      --           --
Derivative instruments /(1)/                                   2        3      (1)           2
EMA limited partnerships /(2)/                                                              (2)
                                                                                        ------
   Unrealized net capital gains and losses, pre-tax                                      2,338
Amounts recognized for:
   Insurance reserves /(3)/                                                                (28)
   DAC and DSI /(4)/                                                                      (176)
                                                                                        ------
       Amounts recognized                                                                 (204)
Deferred income taxes                                                                     (752)
                                                                                        ------
   Unrealized net capital gains and losses, after-tax                                   $1,382
                                                                                        ======

--------
/(1)/Included in the fair value of derivative instruments are $3 million classified as assets and $1 million classified as liabilities. /(2)/Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.
/(3)/The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                   Gross unrealized
                                                                   ---------------  Unrealized net
                                                        Fair value Gains    Losses  gains (losses)
($ in millions)                                         ----------  ------  ------  --------------
December 31, 2013
Fixed income securities                                  $28,756   $1,747   $(418)      $1,329
Equity securities                                            650       90      (5)          85
Short-term investments                                       590       --      --           --
Derivative instruments /(1)/                                 (13)       1     (14)         (13)
EMA limited partnerships                                                                    (2)
Investments classified as held for sale                                                    190
                                                                                        ------
   Unrealized net capital gains and losses, pre-tax                                      1,589
Amounts recognized for:
   Insurance reserves                                                                       --
   DAC and DSI                                                                            (156)
                                                                                        ------
       Amounts recognized                                                                 (156)
Deferred income taxes                                                                     (506)
                                                                                        ------
   Unrealized net capital gains and losses, after-tax                                   $  927
                                                                                        ======

--------
/(1)/Included in the fair value of derivative instruments are $1 million classified as assets and $14 million classified as liabilities.

Change in unrealized net capital gains and losses

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                                            2014    2013    2012
($ in millions)                                                            -----  -------  ------
Fixed income securities                                                    $ 966  $(2,353) $1,735
Equity securities                                                            (42)      50      (1)
Derivative instruments                                                        15        4      (5)
EMA limited partnerships                                                      --       (3)     --
Investments classified as held for sale                                     (190)     190      --
                                                                           -----  -------  ------
   Total                                                                     749   (2,112)  1,729
Amounts recognized for:
   Insurance reserves                                                        (28)     771    (177)
   DAC and DSI                                                               (20)     252    (288)
                                                                           -----  -------  ------
       Amounts recognized                                                    (48)   1,023    (465)
Deferred income taxes                                                       (246)     382    (443)
                                                                           -----  -------  ------
Increase (decrease) in unrealized net capital gains and losses, after-tax  $ 455  $  (707) $  821
                                                                           =====  =======  ======

Portfolio monitoring

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

   For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings.

   For fixed income and equity securities managed by third parties, either the Company has contractually retained its decision making authority as it pertains to selling securities that are in an unrealized loss position or it recognizes any unrealized loss at the end of the period through a charge to earnings.

   The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

   The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                       Less than 12 months          12 months or more
                                                   --------------------------  --------------------------    Total
                                                    Number   Fair   Unrealized  Number   Fair   Unrealized unrealized
                                                   of issues value    losses   of issues value    losses     losses
($ in millions)                                    --------- ------ ---------- --------- ------ ---------- ----------
December 31, 2014
Fixed income securities
U.S. government and agencies                            1    $    1   $  --        --    $   --   $  --      $  --
Municipal                                              17        90      (1)       10        47     (13)       (14)
Corporate                                             281     1,780     (69)       91       875     (81)      (150)
Foreign government                                     --        --      --         1        15      --         --
ABS                                                    19       168      (2)       23       217     (19)       (21)
RMBS                                                   19         3      --        45        73      (4)        (4)
CMBS                                                    8        33      --         3        32      (2)        (2)
Redeemable preferred stock                             --        --      --        --        --      --         --
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income securities                      345     2,075     (72)      173     1,259    (119)      (191)
Equity securities                                     294       327     (13)        1         6      (1)       (14)
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income and equity securities           639    $2,402   $ (85)      174    $1,265   $(120)     $(205)
                                                      ===    ======   =====       ===    ======   =====      =====
Investment grade fixed income securities              167    $1,275   $ (28)      127    $  989   $ (79)     $(107)
Below investment grade fixed income securities        178       800     (44)       46       270     (40)       (84)
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income securities                      345    $2,075   $ (72)      173    $1,259   $(119)     $(191)
                                                      ===    ======   =====       ===    ======   =====      =====
December 31, 2013
Fixed income securities
U.S. government and agencies                            4    $   76   $  (2)       --    $   --   $  --      $  (2)
Municipal                                              63       347     (24)       21        99     (38)       (62)
Corporate                                             530     5,191    (224)       48       467     (71)      (295)
Foreign government                                      7        76      (4)        1        13      (2)        (6)
ABS                                                    17       162      (1)       42       400     (33)       (34)
RMBS                                                   35        42      (2)       47       129     (10)       (12)
CMBS                                                    5        14      --         6        52      (7)        (7)
Redeemable preferred stock                             --        --      --        --        --      --         --
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income securities                      661     5,908    (257)      165     1,160    (161)      (418)
Equity securities                                      25        80      (5)       --        --      --         (5)
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income and equity securities           686    $5,988   $(262)      165    $1,160   $(161)     $(423)
                                                      ===    ======   =====       ===    ======   =====      =====
Investment grade fixed income securities              526    $5,272   $(236)      110    $  834   $(112)     $(348)
Below investment grade fixed income securities        135       636     (21)       55       326     (49)       (70)
                                                      ---    ------   -----       ---    ------   -----      -----
   Total fixed income securities                      661    $5,908   $(257)      165    $1,160   $(161)     $(418)
                                                      ===    ======   =====       ===    ======   =====      =====

   As of December 31, 2014, $147 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $147 million, $79 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to increasing risk-free interest rates or widening credit spreads since the time of initial purchase.

   As of December 31, 2014, the remaining $58 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $28 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $58 million, $29 million are related to below investment grade fixed income securities and $1 million are related to equity securities. Of these amounts, $6 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2014.

   ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i)subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for ABS and RMBS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

   As of December 31, 2014, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2014, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

Limited partnerships

   As of December 31, 2014 and 2013, the carrying value of equity method limited partnerships totaled $1.52 billion and $1.46 billion, respectively. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment.

   As of December 31, 2014 and 2013, the carrying value for cost method limited partnerships was $508 million and $605 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds.

   Tax credit funds were reclassified from limited partnership interests to other assets during 2014 since the return on these funds is in the form of tax credits rather than investment income. These tax credit funds totaled $277 million as of December 31, 2014.

Mortgage loans

   The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled, net of valuation allowance, $3.69 billion and $4.17 billion as of December 31, 2014 and 2013, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

                                                          2014  2013
           (% of mortgage loan portfolio carrying value)  ----  ----
                       California                         24.8% 24.0%
                       Illinois                            9.2   9.7
                       New Jersey                          8.3   7.2
                       Texas                               7.7   6.3
                       New York                            6.0   6.2
                       Florida                             4.7   5.2
                       District of Columbia                2.0   5.4

   The types of properties collateralizing the mortgage loans as of December 31 are as follows:

                                                          2014   2013
          (% of mortgage loan portfolio carrying value)  -----  -----
                       Office buildings                   25.6%  28.3%
                       Retail                             24.1   22.9
                       Apartment complex                  20.0   19.2
                       Warehouse                          18.1   18.6
                       Other                              12.2   11.0
                                                         -----  -----
                          Total                          100.0% 100.0%
                                                         =====  =====

   The contractual maturities of the mortgage loan portfolio as of December 31, 2014 are as follows:

                                     Number  Carrying
                                    of loans  value   Percent
                   ($ in millions)  -------- -------- -------
                     2015              21     $  236     6.4%
                     2016              27        217     5.9
                     2017              35        395    10.7
                     2018              30        345     9.4
                     Thereafter       185      2,493    67.6
                                      ---     ------   -----
                       Total          298     $3,686   100.0%
                                      ===     ======   =====

   Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2014.

   Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

   Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process.

   The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31.

                                                    2014                            2013
($ in millions)                        ------------------------------- -------------------------------
                                       Fixed rate Variable rate        Fixed rate Variable rate
                                        mortgage    mortgage            mortgage    mortgage
Debt service coverage                    loans        loans     Total    loans        loans     Total
ratio distribution                     ---------- ------------- ------ ---------- ------------- ------
Below 1.0                                $  110        $--      $  110   $  153        $--      $  153
1.0 - 1.25                                  387         --         387      560         --         560
1.26 - 1.50                               1,118          1       1,119    1,167          2       1,169
Above 1.50                                2,054         --       2,054    2,176         38       2,214
                                         ------        ---      ------   ------        ---      ------
   Total non-impaired mortgage loans     $3,669        $ 1      $3,670   $4,056        $40      $4,096
                                         ======        ===      ======   ======        ===      ======

   Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

   The net carrying value of impaired mortgage loans as of December 31 is as follows:

                                                               2014 2013
        ($ in millions)                                        ---- ----
        Impaired mortgage loans with a valuation allowance     $16  $77
        Impaired mortgage loans without a valuation allowance   --   --
                                                               ---  ---
        Total impaired mortgage loans                          $16  $77
                                                               ===  ===
        Valuation allowance on impaired mortgage loans         $ 8  $21

   The average balance of impaired loans was $26 million, $86 million and $202 million during 2014, 2013 and 2012, respectively.

   The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

                                                      2014 2013  2012
          ($ in millions)                             ---- ----  ----
          Beginning balance                           $21  $ 42  $ 63
          Net decrease in valuation allowance          (5)  (11)   (5)
          Charge offs                                  (8)   (8)  (16)
          Mortgage loans classified as held for sale   --    (2)   --
                                                      ---  ----  ----
          Ending balance                              $ 8  $ 21  $ 42
                                                      ===  ====  ====

   Payments on all mortgage loans were current as of December 31, 2014 and 2013.

Municipal bonds

   The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.

                                                          2014  2013
          (% of municipal bond portfolio carrying value)  ----  ----
                           California                     17.0% 15.9%
                           Texas                          13.6  13.5
                           Oregon                          5.8   5.4
                           Illinois                        5.3   5.1
                           New Jersey                      5.1   5.2
                           New York                        4.9   5.2

Concentration of credit risk

   As of December 31, 2014, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

Securities loaned

   The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2014 and 2013, fixed income securities with a carrying value of $492 million and $312 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million in each of 2014, 2013 and 2012.

Other investment information

   Included in fixed income securities are below investment grade assets totaling $3.31 billion and $2.89 billion as of December 31, 2014 and 2013, respectively.

   As of December 31, 2014, fixed income securities and short-term investments with a carrying value of $43 million were on deposit with regulatory authorities as required by law.

   As of December 31, 2014, the carrying value of fixed income securities that were non-income producing was $14 million.

7. Fair Value of Assets and Liabilities

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:  Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2:  Assets and liabilities whose values are based on the following:
          (a)Quoted prices for similar assets or liabilities in active markets;
          (b)Quoted prices for identical or similar assets or liabilities in markets that are not active; or
          (c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3:  Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

   The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company's processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

   The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

   The second situation where the Company classifies securities in Level 3 is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

   Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

   In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

.. Fixed income securities: Comprise certain U.S. Treasury fixed income securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

.. Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

.. Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

.. Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

.. Assets held for sale: Comprise U.S. Treasury fixed income securities, short-term investments and separate account assets. The valuation is based on the respective asset type as described above.

Level 2 measurements

..  Fixed income securities:

   U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

   Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   ABS and RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

   CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

   Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

.. Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

.. Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

.. Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

   OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

.. Assets held for sale: Comprise U.S. government and agencies, municipal, corporate, foreign government, ABS, RMBS and CMBS fixed income securities, and short-term investments. The valuation is based on the respective asset type as described above.

Level 3 measurements

..  Fixed income securities:

   Municipal: Comprise municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also includes auction rate securities ("ARS") primarily backed by student loans that have become illiquid due to failures in the auction market and are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including the anticipated date liquidity will return to the market.

   Corporate, including privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

   ABS, RMBS and CMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

.. Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

.. Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

.. Assets held for sale: Comprise municipal, corporate, ABS and CMBS fixed income securities that were classified as held for sale as of December 31, 2013. The valuation is based on the respective asset type as described above.

.. Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

.. Liabilities held for sale: Comprise derivatives embedded in life and annuity contracts that were classified as held for sale as of December 31, 2013. The valuation is the same as described above for contractholder funds.

Assets and liabilities measured at fair value on a non-recurring basis

   Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values. The carrying value of the LBL business was written-down to fair value in connection with being classified as held for sale.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2014.

                                       Quoted prices   Significant
                                         in active        other    Significant  Counterparty
                                        markets for    observable  unobservable   and cash   Balance as of
                                      identical assets   inputs       inputs     collateral  December 31,
                                         (Level 1)      (Level 2)   (Level 3)     netting        2014
($ in millions)                       ---------------- ----------- ------------ ------------ -------------
Assets
   Fixed income securities:
       U.S. government and
         agencies                          $  147        $   623      $   --                    $   770
       Municipal                               --          3,556         106                      3,662
       Corporate                               --         20,193         792                     20,985
       Foreign government                      --            735          --                        735
       ABS                                     --            636         129                        765
       RMBS                                    --            605          --                        605
       CMBS                                    --            578           1                        579
       Redeemable preferred
         stock                                 --             16          --                         16
                                           ------        -------      ------                    -------
          Total fixed income
            securities                        147         26,942       1,028                     28,117
   Equity securities                          927              6          37                        970
   Short-term investments                      90            767          --                        857
   Other investments:
     Free-standing derivatives                 --             90           2       $  (2)            90
   Separate account assets                  4,396             --          --                      4,396
   Other assets                                 1             --           1                          2
                                           ------        -------      ------       -----        -------
          Total recurring
            basis assets                    5,561         27,805       1,068          (2)        34,432
       Non-recurring
         basis /(1)/                           --             --           9                          9
                                           ------        -------      ------       -----        -------
Total assets at fair value                 $5,561        $27,805      $1,077       $  (2)       $34,441
                                           ======        =======      ======       =====        =======
% of total assets at fair
  value                                      16.2%          80.7%        3.1%        -- %           100%

Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts                         $   --        $    --      $ (323)                   $  (323)
   Other liabilities:
     Free-standing derivatives                 --            (24)         (9)      $   2            (31)
                                           ------        -------      ------       -----        -------
Total liabilities at fair
  value                                    $   --        $   (24)     $ (332)      $   2        $  (354)
                                           ======        =======      ======       =====        =======
% of total liabilities at
  fair value                                  -- %           6.8%       93.8%       (0.6)%          100%

--------
/(1)/Includes $6 million of mortgage loans and $3 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2013.

                                                             Quoted prices   Significant
                                                               in active        other    Significant  Counterparty
                                                              markets for    observable  unobservable   and cash   Balance as of
                                                            identical assets   inputs       inputs     collateral  December 31,
                                                               (Level 1)      (Level 2)   (Level 3)     netting        2013
($ in millions)                                             ---------------- ----------- ------------ ------------ -------------
Assets
   Fixed income securities:
       U.S. government and agencies                              $  145        $   621     $     --                  $    766
       Municipal                                                     --          3,185          119                     3,304
       Corporate                                                     --         20,308        1,008                    21,316
       Foreign government                                            --            792           --                       792
       ABS                                                           --            895          112                     1,007
       RMBS                                                          --            790           --                       790
       CMBS                                                          --            763            1                       764
       Redeemable preferred stock                                    --             16            1                        17
                                                                 ------        -------     --------                  --------
              Total fixed income securities                         145         27,370        1,241                    28,756
   Equity securities                                                593             51            6                       650
   Short-term investments                                           129            461           --                       590
   Other investments: Free-standing derivatives                      --            268            9      $ (11)           266
   Separate account assets                                        5,039             --           --                     5,039
   Assets held for sale                                           1,854          9,812          362                    12,028
                                                                 ------        -------     --------      -----       --------
          Total recurring basis assets                            7,760         37,962        1,618        (11)        47,329
   Non-recurring basis /(1)/                                         --             --           17                        17
                                                                 ------        -------     --------      -----       --------
Total assets at fair value                                       $7,760        $37,962     $  1,635      $ (11)      $ 47,346
                                                                 ======        =======     ========      =====       ========
% of total assets at fair value                                    16.4%          80.2%         3.4%       -- %           100%

Liabilities
   Contractholder funds: Derivatives embedded in life and
     annuity contracts                                           $   --        $    --     $   (307)                 $   (307)
   Other liabilities: Free-standing derivatives                      --           (185)         (14)     $   7           (192)
   Liabilities held for sale                                         --             --         (246)                     (246)
                                                                 ------        -------     --------      -----       --------
          Total recurring basis liabilities                          --           (185)        (567)         7           (745)
   Non-recurring basis /(2)/                                         --             --      (11,088)                  (11,088)
                                                                 ------        -------     --------      -----       --------
Total liabilities at fair value                                  $   --        $  (185)    $(11,655)     $   7       $(11,833)
                                                                 ======        =======     ========      =====       ========
% of total liabilities at fair value                                -- %           1.6%        98.5%      (0.1)%          100%

--------
/(1)/Includes $8 million of mortgage loans and $9 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.
/(2)/Relates to LBL business held for sale (see Note 3). The total fair value measurement includes $15,593 million of assets held for sale and $(14,899) million of liabilities held for sale, less $12,028 million of assets and $(246) million of liabilities measured at fair value on a recurring basis.

   The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

                                                       Valuation               Unobservable                  Weighted
                                    Fair value         technique                   input            Range    average
($ in millions)                     ---------- --------------------------- ---------------------- ---------  --------
December 31, 2014
Derivatives embedded in life and      $(278)   Stochastic cash flow model  Projected option cost  1.0 - 2.0%   1.76%
  annuity contracts - Equity-
  indexed and forward starting
  options
December 31, 2013
Derivatives embedded in life and      $(247)   Stochastic cash flow model  Projected option cost  1.0 - 2.0%   1.75%
  annuity contracts - Equity-
  indexed and forward starting
  options
Liabilities held for sale - Equity-   $(246)   Stochastic cash flow model  Projected option cost  1.0 - 2.0%   1.91%
  indexed and forward starting
  options

   If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.

   As of December 31, 2014 and 2013, Level 3 fair value measurements include $914 million and $1.15 billion, respectively, of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. As of December 31, 2013, Level 3 fair value measurements for assets held for sale include $319 million of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014.

                                                        Total gains (losses)
                                                           included in:
                                                        -------------------
                                       Balance as of                           Transfers    Transfers
                                        December 31,        Net                  into        out of
                                            2013        income /(1)/   OCI      Level 3      Level 3
($ in millions)                       ----------------  -----------   -----   ----------- -------------
Assets
   Fixed income securities:
       Municipal                           $  119          $ --       $  18      $  --       $  (17)
       Corporate                            1,008            20         (14)        85         (114)
       ABS                                    112            --           3         16          (12)
       CMBS                                     1            --          --         --           (4)
       Redeemable preferred
         stock                                  1            --          --         --           --
                                           ------          ----       -----      -----       ------
          Total fixed income
            securities                      1,241            20           7        101         (147)
   Equity securities                            6            --          (1)        --           (1)
   Free-standing derivatives,
     net                                       (5)           --          --         --           --
   Other assets                                --             1          --         --           --
   Assets held for sale                       362            (1)          2          4           (2)
                                           ------          ----       -----      -----       ------
          Total recurring
            Level 3 assets                 $1,604          $ 20       $   8      $ 105       $ (150)
                                           ======          ====       =====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                             $ (307)         $ (8)      $  --      $  --       $   --
   Liabilities held for sale                 (246)           17          --         --           --
                                           ------          ----       -----      -----       ------
          Total recurring
            Level 3
            liabilities                    $ (553)         $  9       $  --      $  --       $   --
                                           ======          ====       =====      =====       ======

                                                                                          Balance as of
                                        Sold in LBL     Purchases/                        December 31,
                                      disposition /(3)/ Issues /(4)/  Sales   Settlements     2014
                                      ----------------  -----------   -----   ----------- -------------
Assets
   Fixed income securities:
       Municipal                           $   --          $ --       $ (11)     $  (3)      $  106
       Corporate                               --            20        (109)      (104)         792
       ABS                                     --            21          --        (11)         129
       CMBS                                     4            --          --         --            1
       Redeemable preferred
         stock                                 --            --          (1)        --           --
                                           ------          ----       -----      -----       ------
          Total fixed income
            securities                          4            41        (121)      (118)       1,028
   Equity securities                           --            39          (6)        --           37
   Free-standing derivatives,
     net                                       --             2          --         (4)          (7)/(2)/
   Other assets                                --            --          --         --            1
   Assets held for sale                      (351)           --          (8)        (6)          --
                                           ------          ----       -----      -----       ------
          Total recurring
            Level 3 assets                 $ (347)         $ 82       $(135)     $(128)      $1,059
                                           ======          ====       =====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                             $   --          $(14)      $  --      $   6       $ (323)
   Liabilities held for sale                  230            (4)         --          3           --
                                           ------          ----       -----      -----       ------
          Total recurring
            Level 3
            liabilities                    $  230          $(18)      $  --      $   9       $ (323)
                                           ======          ====       =====      =====       ======

--------
/(1)/The effect to net income totals $29 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $11 million in realized capital gains and losses, $12 million in net investment income, $(5) million in interest credited to contractholder funds, $15 million in contract benefits and $(4) million in loss on disposition of operations.
/(2)/Comprises $2 million of assets and $9 million of liabilities. /(3)/Includes transfers from held for sale that took place in first quarter
     2014 of $4 million for CMBS and $(4) million for Assets held for sale. /(4)/Represents purchases for assets and issues for liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

                                                    Total gains (losses)
                                                       included in:
                                                    -------------------
                                      Balance as of                        Transfers    Transfers
                                      December 31,      Net                  into        out of
                                          2012      income /(1)/   OCI      Level 3      Level 3
($ in millions)                       ------------- -----------   -----   ----------- -------------
Assets
Fixed income securities:
   Municipal                             $  338        $ (12)     $  19      $  --       $   --
   Corporate                              1,501           32        (32)        84         (172)
   ABS                                      199           (2)        30         17          (16)
   RMBS                                      --           --         --         --           --
   CMBS                                      21           (1)         3         --           --
   Redeemable preferred stock                 1           --         --         --           --
                                         ------        -----      -----      -----       ------
       Total fixed income
         securities                       2,060           17         20        101         (188)
Equity securities                             7           --         --         --           --
Free-standing derivatives, net              (27)          19         --         --           --
Other assets                                  1           (1)        --         --           --
Assets held for sale                         --           (2)        (6)        13          (13)
                                         ------        -----      -----      -----       ------
       Total recurring Level
         3 assets                        $2,041        $  33      $  14      $ 114       $ (201)
                                         ======        =====      =====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                           $ (553)       $  89      $  --      $  --       $   --
   Liabilities held for sale                 --           20         --         --           --
                                         ------        -----      -----      -----       ------
   Total recurring Level 3
     liabilities                         $ (553)       $ 109      $  --      $  --       $   --
                                         ======        =====      =====      =====       ======

                                                                                      Balance as of
                                       Transfer to  Purchases/                        December 31,
                                      held for sale Issues /(2)/  Sales   Settlements     2013
                                      ------------- -----------   -----   ----------- -------------
Assets
Fixed income securities:
       Municipal                         $  (51)       $  --      $(173)     $  (2)      $  119
       Corporate                           (244)         145       (173)      (133)       1,008
       ABS                                  (85)          --         (8)       (23)         112
       RMBS                                  --           --         --         --           --
       CMBS                                  (5)          --        (17)        --            1
       Redeemable preferred
         stock                               --           --         --         --            1
                                         ------        -----      -----      -----       ------
          Total fixed income
            securities                     (385)         145       (371)      (158)       1,241
   Equity securities                         --           --         (1)        --            6
   Free-standing derivatives,
     net                                     --            9         --         (6)          (5)/(3)/
   Other assets                              --           --         --         --           --
   Assets held for sale                     385           --        (10)        (5)         362
                                         ------        -----      -----      -----       ------
          Total recurring
            Level 3 assets               $   --        $ 154      $(382)     $(169)      $1,604
                                         ======        =====      =====      =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts                       $  265        $(111)     $  --      $   3       $ (307)
       Liabilities held for
         sale                              (265)          (6)        --          5         (246)
                                         ------        -----      -----      -----       ------
       Total recurring
         Level 3 liabilities             $   --        $(117)     $  --      $   8       $ (553)
                                         ======        =====      =====      =====       ======

--------
/(1)/The effect to net income totals $142 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $20 million in realized capital gains and losses, $14 million in net investment income, $40 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations.
/(2)/Represents purchases for assets and issues for liabilities.
/(3)/Comprises $9 million of assets and $14 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

                                                         Total gains (losses)
                                                            included in:
                                                         -------------------
                                           Balance as of                        Transfers    Transfers
                                           December 31,      Net                  into        out of
                                               2011      income /(1)/   OCI      Level 3      Level 3
($ in millions)                            ------------- -----------   ------  ----------- -------------
Assets
Fixed income securities:
   Municipal                                  $  387        $  (5)      $ 22      $  53       $  (10)
   Corporate                                   1,319           20         63        381          (64)
   ABS                                           254           24         59         42           (7)
   RMBS                                           47           --         --         --          (47)
   CMBS                                           30           (4)        10         --           --
   Redeemable preferred stock                      1           --         --         --           --
                                              ------        -----       ----      -----       ------
       Total fixed income
         securities                            2,038           35        154        476         (128)
Equity securities                                 14           --         --         --           --
Free-standing derivatives, net                   (88)          25         --         --           --
Other assets                                       1           --         --         --           --
                                              ------        -----       ----      -----       ------
       Total recurring
         Level 3 assets                       $1,965        $  60       $154      $ 476       $ (128)
                                              ======        =====       ====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                                $ (723)       $ 168       $ --      $  --       $   --
                                              ------        -----       ----      -----       ------
   Total recurring Level 3
     liabilities                              $ (723)       $ 168       $ --      $  --       $   --
                                              ======        =====       ====      =====       ======

                                                                                           Balance as of
                                                                                           December 31,
                                             Purchases      Sales      Issues  Settlements     2012
                                           ------------- -----------   ------  ----------- -------------
Assets
   Fixed income securities:
       Municipal                              $   --        $(107)      $ --      $  (2)      $  338
       Corporate                                 125         (223)        --       (120)       1,501
       ABS                                        11         (165)        --        (19)         199
       RMBS                                       --           --         --         --           --
       CMBS                                       --           --         --        (15)          21
       Redeemable preferred
         stock                                     1           (1)        --         --            1
                                              ------        -----       ----      -----       ------
          Total fixed income
            securities                           137         (496)        --       (156)       2,060
   Equity securities                               5          (12)        --         --            7
   Free-standing derivatives,
     net                                          27           --         --          9          (27)/(2)/
   Other assets                                   --           --         --         --            1
                                              ------        -----       ----      -----       ------
              Total recurring
                Level 3 assets                $  169        $(508)      $ --      $(147)      $2,041
                                              ======        =====       ====      =====       ======
Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts                                $   --        $  --       $(79)     $  81       $ (553)
                                              ------        -----       ----      -----       ------
   Total recurring Level 3
     liabilities                              $   --        $  --       $(79)     $  81       $ (553)
                                              ======        =====       ====      =====       ======

--------
/(1)/The effect to net income totals $228 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:$38 million in realized capital gains and losses, $22 million in net investment income, $132 million in interest credited to contractholder funds and $36 million in contract benefits.
/(2)/Comprises $3 million of assets and $30 million of liabilities.

   Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

   There were no transfers between Level 1 and Level 2 during 2014 or 2013. During 2012, certain U.S. government securities were transferred into Level 1 from Level 2 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets.

   Transfers into Level 3 during 2014, 2013 and 2012 included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level
3. Transfers out of Level 3 during 2014, 2013 and 2012 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

   The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

                                                                              2014 2013  2012
($ in millions)                                                               ---- ----  ----
Assets
   Fixed income securities:
       Municipal                                                              $(1) $ (4) $ --
       Corporate                                                               11    13    15
       ABS                                                                     --    (2)   --
       CMBS                                                                     1    (2)   (3)
                                                                              ---  ----  ----
          Total fixed income securities                                        11     5    12
   Equity securities                                                           --    --    --
   Free-standing derivatives, net                                               5    10     6
   Other assets                                                                 1    (1)   --
   Assets held for sale                                                        --    (2)   --
                                                                              ---  ----  ----
          Total recurring Level 3 assets                                      $17  $ 12  $ 18
                                                                              ===  ====  ====
Liabilities
   Contractholder funds: Derivatives embedded in life and annuity contracts   $(8) $ 89  $168
   Liabilities held for sale                                                   17    20    --
                                                                              ---  ----  ----
          Total recurring Level 3 liabilities                                 $ 9  $109  $168
                                                                              ===  ====  ====

   The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $26 million in 2014 and are reported as follows: $4 million in realized capital gains and losses, $12 million in net investment income, $(5) million in interest credited to contractholder funds and $15 million in contract benefits. These gains and losses total $121 million in 2013 and are reported as follows:
$9 million in realized capital gains and losses, $9 million in net investment income, $35 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations. These gains and losses total $186 million in 2012 and are reported as follows: $19 million in net investment income, $131 million in interest credited to contractholder funds and $36 million in contract benefits.

   Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

                                         December 31, 2014 December 31, 2013
       ($ in millions)                   ----------------- -----------------
                                         Carrying  Fair    Carrying  Fair
                                          value    value    value    value
                                         --------  ------  --------  ------
       Mortgage loans                     $3,686   $3,922   $4,173   $4,300
       Cost method limited partnerships      508      686      605      799
       Bank loans                            431      427      160      161
       Agent loans                           368      361      341      325
       Notes due from related party          275      275      275      275
       Assets held for sale                   --       --    1,458    1,532

   The fair value of mortgage loans, including those classified as assets held for sale, is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are reported in other investments or assets held for sale, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of agent loans, which are reported in other investments, is based on discounted cash flow calculations that use discount rates with a spread over U.S. Treasury rates. Assumptions used in developing estimated cash flows and discount rates consider the loan's credit and liquidity risks. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships, bank loans, agent loans, notes due from related party and assets held for sale are categorized as Level 3.

Financial liabilities

                                              December 31, 2014 December 31, 2013
($ in millions)                               ----------------  ----------------
                                              Carrying   Fair   Carrying   Fair
                                               value     value   value     value
                                              --------  ------- --------  -------
Contractholder funds on investment contracts  $13,708   $14,364 $15,542   $16,198
Notes due to related parties                      275       275     282       282
Liability for collateral                          510       510     328       328
Liabilities held for sale                          --        --   7,417     7,298

   The fair value of contractholder funds on investment contracts, including those classified as liabilities held for sale, is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. The fair value measurements for contractholder funds on investment contracts and liabilities held for sale are categorized as Level 3.

   The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurements for liability for collateral are categorized as Level 2. The fair value measurements for notes due to related parties are categorized as Level 3.

8. Derivative Financial Instruments and Off-balance sheet Financial Instruments

   The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations, and for asset replication.

   Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the equity exposure contained in its equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses interest rate swaps to hedge interest rate risk inherent in funding agreements. The Company uses foreign currency swaps and forwards primarily to reduce the foreign currency risk associated with holding foreign currency denominated investments. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio.

   The Company may also use derivatives to manage the risk associated with corporate actions, including the sale of a business. During 2014 and December 2013, swaptions were utilized to hedge the expected proceeds from the disposition of LBL.

   Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

   The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company's primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

   The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

   Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts. As of December 31, 2014, the Company pledged $30 million of cash and securities in the form of margin deposits.

   For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income.

   Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2014.

                                                                                                     Volume /(1)/
($ in millions, except number of contracts)                                                       ------------------
                                                                                                            Number    Fair
                                                                                                  Notional    of     value, Gross
                                                                    Balance sheet location         amount  contracts  net   asset
                                                             ------------------------------------ -------- --------- ------ -----
Asset derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                                   Other investments            $   85      n/a   $   3   $ 3
                                                                                                   ------    -----   -----   ---
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate cap agreements                                       Other investments               163      n/a       2     2
Equity and index contracts
   Options                                                            Other investments                --    3,225      83    83
   Financial futures contracts                                           Other assets                  --      704       1     1
Foreign currency contracts
   Foreign currency forwards                                          Other investments                57      n/a      --    --
Credit default contracts
   Credit default swaps - buying protection                           Other investments                19      n/a      --    --
   Credit default swaps - selling protection                          Other investments                80      n/a       2     2
Other contracts
   Other contracts                                                       Other assets                   3      n/a       1     1
                                                                                                   ------    -----   -----   ---
       Subtotal                                                                                       322    3,929      89    89
                                                                                                   ------    -----   -----   ---
Total asset derivatives                                                                            $  407    3,929   $  92   $92
                                                                                                   ======    =====   =====   ===
Liability derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                          Other liabilities & accrued expenses  $   50      n/a   $  (1)  $--
                                                                                                   ------    -----   -----   ---
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swap agreements                             Other liabilities & accrued expenses      85      n/a       1     1
   Interest rate cap agreements                              Other liabilities & accrued expenses      11      n/a      --    --
   Financial futures contract                                Other liabilities & accrued expenses      --      200      --    --
Equity and index contracts
   Options and futures                                       Other liabilities & accrued expenses      --    3,131     (22)   --
Foreign currency contracts
   Foreign currency forwards                                 Other liabilities & accrued expenses      36      n/a       1     1
Embedded derivative financial instruments
   Guaranteed accumulation benefits                                  Contractholder funds             615      n/a     (32)   --
   Guaranteed withdrawal benefits                                    Contractholder funds             425      n/a     (13)   --
   Equity-indexed and forward starting options in life and
     annuity product contracts                                       Contractholder funds           1,786      n/a    (278)   --
   Other embedded derivative financial instruments                   Contractholder funds              85      n/a      --    --
Credit default contracts
   Credit default swaps - buying protection                  Other liabilities & accrued expenses      49      n/a      (1)   --
   Credit default swaps - selling protection                 Other liabilities & accrued expenses     100      n/a      (9)   --
                                                                                                   ------    -----   -----   ---
       Subtotal                                                                                     3,192    3,331    (353)    2
                                                                                                   ------    -----   -----   ---
Total liability derivatives                                                                         3,242    3,331    (354)  $ 2
                                                                                                   ======    =====   =====   ===
Total derivatives                                                                                  $3,649    7,260   $(262)
                                                                                                   ======    =====   =====

($ in millions, except number of contracts)

                                                               Gross
                                                             liability
                                                             ---------
Asset derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                            $  --
                                                               -----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate cap agreements                                   --
Equity and index contracts
   Options                                                        --
   Financial futures contracts                                    --
Foreign currency contracts
   Foreign currency forwards                                      --
Credit default contracts
   Credit default swaps - buying protection                       --
   Credit default swaps - selling protection                      --
Other contracts
   Other contracts                                                --
                                                               -----
       Subtotal                                                   --
                                                               -----
Total asset derivatives                                        $  --
                                                               =====
Liability derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                            $  (1)
                                                               -----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swap agreements                                  --
   Interest rate cap agreements                                   --
   Financial futures contract                                     --
Equity and index contracts
   Options and futures                                           (22)
Foreign currency contracts
   Foreign currency forwards                                      --
Embedded derivative financial instruments
   Guaranteed accumulation benefits                              (32)
   Guaranteed withdrawal benefits                                (13)
   Equity-indexed and forward starting options in life and
     annuity product contracts                                  (278)
   Other embedded derivative financial instruments                --
Credit default contracts
   Credit default swaps - buying protection                       (1)
   Credit default swaps - selling protection                      (9)
                                                               -----
       Subtotal                                                 (355)
                                                               -----
Total liability derivatives                                    $(356)
                                                               =====
Total derivatives

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2013.

                                                                                                     Volume /(1)/
($ in millions, except number of contracts)                                                       ------------------
                                                                                                            Number    Fair
                                                                                                  Notional    of     value, Gross
                                                                    Balance sheet location         amount  contracts  net   asset
Asset derivatives                                            ------------------------------------ -------- --------- ------ -----
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                                   Other investments           $    16      n/a   $   1  $  1
                                                                                                  -------   ------   -----  ----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swaption agreements                                  Other investments             1,420      n/a      --    --
   Interest rate cap agreements                                       Other investments                61      n/a       2     2
Equity and index contracts
   Options and warrants /(2)/                                         Other investments                 3   10,035     261   261
   Financial futures contracts                                           Other assets                  --      627      --    --
Foreign currency contracts
   Foreign currency forwards                                          Other investments                47      n/a      --    --
Embedded derivative financial instruments
   Credit default swaps                                            Fixed income securities             12      n/a     (12)   --
Credit default contracts
   Credit default swaps - buying protection                           Other investments                 1      n/a      --    --
   Credit default swaps - selling protection                          Other investments                85      n/a       2     2
Other contracts
   Other contracts                                                       Other assets                   4      n/a      --    --
                                                                                                  -------   ------   -----  ----
       Subtotal                                                                                     1,633   10,662     253   265
                                                                                                  -------   ------   -----  ----
Total asset derivatives                                                                           $ 1,649   10,662   $ 254  $266
                                                                                                  =======   ======   =====  ====
Liability derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                          Other liabilities & accrued expenses $   132      n/a   $ (15) $ --
                                                                                                  -------   ------   -----  ----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swap agreements                             Other liabilities & accrued expenses      85      n/a       4     4
   Interest rate swaption agreements                         Other liabilities & accrued expenses   4,570      n/a       1     1
   Interest rate cap agreements                              Other liabilities & accrued expenses     262      n/a       4     4
Equity and index contracts
   Options                                                   Other liabilities & accrued expenses      55   10,035    (165)    2
Embedded derivative financial instruments
   Guaranteed accumulation benefits                                  Contractholder funds             738      n/a     (43)   --
   Guaranteed withdrawal benefits                                    Contractholder funds             506      n/a     (13)   --
   Equity-indexed and forward starting options in life and
     annuity product contracts                                       Contractholder funds           1,693      n/a    (247)   --
                                                                  Liabilities held for sale         2,363      n/a    (246)   --
   Other embedded derivative financial instruments                   Contractholder funds              85      n/a      (4)   --
Credit default contracts
   Credit default swaps - buying protection                  Other liabilities & accrued expenses     171      n/a      (2)   --
   Credit default swaps - selling protection                 Other liabilities & accrued expenses     100      n/a     (15)   --
                                                                                                  -------   ------   -----  ----
       Subtotal                                                                                    10,628   10,035    (726)   11
                                                                                                  -------   ------   -----  ----
Total liability derivatives                                                                        10,760   10,035    (741) $ 11
                                                                                                  =======   ======   =====  ====
Total derivatives                                                                                 $12,409   20,697   $(487)
                                                                                                  =======   ======   =====

($ in millions, except number of contracts)

                                                               Gross
                                                             liability
Asset derivatives                                            ---------
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                            $  --
                                                               -----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swaption agreements                              --
   Interest rate cap agreements                                   --
Equity and index contracts
   Options and warrants /(2)/                                     --
   Financial futures contracts                                    --
Foreign currency contracts
   Foreign currency forwards                                      --
Embedded derivative financial instruments
   Credit default swaps                                          (12)
Credit default contracts
   Credit default swaps - buying protection                       --
   Credit default swaps - selling protection                      --
Other contracts
   Other contracts                                                --
                                                               -----
       Subtotal                                                  (12)
                                                               -----
Total asset derivatives                                        $ (12)
                                                               =====
Liability derivatives
Derivatives designated as accounting hedging instruments
   Foreign currency swap agreements                            $ (15)
                                                               -----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts
   Interest rate swap agreements                                  --
   Interest rate swaption agreements                              --
   Interest rate cap agreements                                   --
Equity and index contracts
   Options                                                      (167)
Embedded derivative financial instruments
   Guaranteed accumulation benefits                              (43)
   Guaranteed withdrawal benefits                                (13)
   Equity-indexed and forward starting options in life and
     annuity product contracts                                  (247)
                                                                (246)
   Other embedded derivative financial instruments                (4)
Credit default contracts
   Credit default swaps - buying protection                       (2)
   Credit default swaps - selling protection                     (15)
                                                               -----
       Subtotal                                                 (737)
                                                               -----
Total liability derivatives                                    $(752)
                                                               =====
Total derivatives

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

   The following table provides gross and net amounts for the Company's OTC derivatives, all of which are subject to enforceable master netting agreements.

                                     Offsets
 ($ in millions)               ------------------
                                           Cash       Net    Securities
                               Counter- collateral amount on collateral
                        Gross   party   (received)  balance  (received)  Net
                        amount netting   pledged     sheet    pledged   amount
                        ------ -------- ---------- --------- ---------- ------
 December 31, 2014
 Asset derivatives       $  7    $ (2)     $--       $  5       $(4)     $ 1
 Liability derivatives    (11)      2       --         (9)        7       (2)

 December 31, 2013
 Asset derivatives       $ 14    $(11)     $--       $  3       $(3)     $--
 Liability derivatives    (33)     11       (4)       (26)       22       (4)

   The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships for the years ended December 31. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be a gain of $2 million during the next twelve months. There was no hedge ineffectiveness reported in realized gains and losses in 2014, 2013 or 2012.

                                                                                          2014 2013  2012
($ in millions)                                                                           ---- ----  ----
Gain (loss) recognized in OCI on derivatives during the period                            $12  $  3  $ (6)
Gain (loss) recognized in OCI on derivatives during the term of the hedging relationship    2   (13)  (17)
Loss reclassified from AOCI into income (net investment income)                            (1)   (1)   --
Loss reclassified from AOCI into income (realized capital gains and losses)                (2)   --    (1)

   The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated

Statements of Operations and Comprehensive Income for the years ended December 31. In 2014 and 2013, the Company had no derivatives used in fair value hedging relationships.

                                                             Realized              Interest      Loss on   Total gain (loss)
                                                     Net      capital            credited to   disposition   recognized in
                                                  investment gains and Contract contractholder     of        net income on
                                                    income    losses   benefits     funds      operations     derivatives
($ in millions)                                   ---------- --------- -------- -------------- ----------- -----------------
2014
Interest rate contracts                              $--        $(3)     $--         $ --          $(4)          $ (7)
Equity and index contracts                            --         (1)      --           38           --             37
Embedded derivative financial instruments             --         --       15          (14)          --              1
Foreign currency contracts                            --         10       --           --           --             10
Credit default contracts                              --          8       --           --           --              8
Other contracts                                       --         --       --           (2)          --             (2)
                                                     ---        ---      ---         ----          ---           ----
   Total                                             $--        $14      $15         $ 22          $(4)          $ 47
                                                     ===        ===      ===         ====          ===           ====
2013
Interest rate contracts                              $--        $ 3      $--         $ --          $(6)          $ (3)
Equity and index contracts                            --         --       --           94           --             94
Embedded derivative financial instruments             --         (1)      74          (75)          --             (2)
Foreign currency contracts                            --         (2)      --           --           --             (2)
Credit default contracts                              --         14       --           --           --             14
Other contracts                                       --         --       --           (3)          --             (3)
                                                     ---        ---      ---         ----          ---           ----
   Total                                             $--        $14      $74         $ 16          $(6)          $ 98
                                                     ===        ===      ===         ====          ===           ====
2012
Derivatives in fair value accounting hedging
  relationships
Interest rate contracts                              $(1)       $--      $--         $ --          $--           $ (1)
                                                     ---        ---      ---         ----          ---           ----
Derivatives not designated as accounting hedging
  instruments
Interest rate contracts                               --          2       --           --           --              2
Equity and index contracts                            --         --       --           56           --             56
Embedded derivative financial instruments             --         20       36          134           --            190
Foreign currency contracts                            --         (2)      --           --           --             (2)
Credit default contracts                              --         15       --           --           --             15
Other contracts                                       --         --       --            3           --              3
                                                     ---        ---      ---         ----          ---           ----
   Subtotal                                           --         35       36          193           --            264
                                                     ---        ---      ---         ----          ---           ----
   Total                                             $(1)       $35      $36         $193          $--           $263
                                                     ===        ===      ===         ====          ===           ====

   Changes in fair value of the Company's fair value hedging relationships for 2012 resulted in a $3 million gain on interest rate contract derivatives and a $3 million loss on the hedged risk of investments, both of which were reported in net investment income.

   The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2014, counterparties pledged $4 million in cash and securities to the Company, and the Company pledged $7 million in securities to counterparties which includes $7 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

   Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

   The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company's OTC derivatives.

                                        2014                                                     2013
($ in millions) -----------------------------------------------------    -----------------------------------------------------
                  Number                                   Exposure,       Number                                   Exposure,
                of counter-  Notional       Credit          net of       of counter-  Notional       Credit          net of
 Rating /(1)/     parties   amount /(2)/ exposure /(2)/ collateral /(2)/   parties   amount /(2)/ exposure /(2)/ collateral /(2)/
--------------- ----------- -----------  -------------  ---------------  ----------- -----------  -------------  ---------------
     A+              1         $164           $ 2             $ 1             1        $   22          $ 1             $ 1
     A               3           88             3               1             4         1,523            2              --
     A-              1            8            --              --             1            24            1              --
     BBB+            1           11            --              --             1             3           --              --
     BBB             1           52            --              --             1            76            1              --
                     -         ----           ---             ---             -        ------          ---             ---
     Total           7         $323           $ 5             $ 2             8        $1,648          $ 5             $ 1
                     =         ====           ===             ===             =        ======          ===             ===

--------
/(1)/Rating is the lower of S&P or Moody's ratings.
/(2)/Only OTC derivatives with a net positive fair value are included for each counterparty.

   Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

   Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by either Moody's or S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by either Moody's or S&P.

   The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

                                                                                            2014 2013
($ in millions)                                                                             ---- ----
Gross liability fair value of contracts containing credit-risk-contingent features          $11  $ 25
Gross asset fair value of contracts containing credit-risk-contingent features and subject
  to MNAs                                                                                    (2)   (9)
Collateral posted under MNAs for contracts containing credit-risk-contingent features        (7)  (14)
                                                                                            ---  ----
Maximum amount of additional exposure for contracts with credit-risk-contingent
  features if all features were triggered concurrently                                      $ 2  $  2
                                                                                            ===  ====

Credit derivatives - selling protection

   Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

                                                       Notional amount
                                               ------------------------------
                                                            BB and       Fair
                                               AA   A   BBB lower  Total value
 ($ in millions)                               --- ---- --- ------ ----- -----
 December 31, 2014
 Single name
    Corporate debt                             $-- $ -- $--  $--   $ --  $ --
 First-to-default Basket
    Municipal                                   --  100  --   --    100    (9)
 Index
    Corporate debt                              --   22  52    6     80     2
                                               --- ---- ---  ---   ----  ----
 Total                                         $-- $122 $52  $ 6   $180  $ (7)
                                               === ==== ===  ===   ====  ====

 December 31, 2013
 Single name
    Corporate debt                             $-- $  5 $--  $--   $  5  $ --
 First-to-default Basket
    Municipal                                   --  100  --   --    100   (15)
 Index
    Corporate debt                               1   20  55    4     80     2
                                               --- ---- ---  ---   ----  ----
 Total                                         $ 1 $125 $55  $ 4   $185  $(13)
                                               === ==== ===  ===   ====  ====

   In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. For CDX, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

   The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

Off-balance sheet financial instruments

   The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

                                                              2014   2013
     ($ in millions)                                         ------ ------
     Commitments to invest in limited partnership interests  $1,223 $1,366
     Commitments to extend mortgage loans                        44      1
     Private placement commitments                               25      5
     Other loan commitments                                      46     26

   In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.

   Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

   Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is $1 million as of December 31, 2014, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

   Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

   Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.

9. Reserve for Life-Contingent Contract Benefits and Contractholder Funds

   As of December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                  2014    2013
($ in millions)                                                  ------- -------
Immediate fixed annuities:
   Structured settlement annuities                               $ 6,682 $ 6,645
   Other immediate fixed annuities                                 2,246   2,279
Traditional life insurance                                         2,303   2,329
Accident and health insurance                                        238     236
Other                                                                 97     100
                                                                 ------- -------
       Total reserve for life-contingent contract benefits       $11,566 $11,589
                                                                 ======= =======

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product                                              Mortality                      Interest rate          Estimation method
-------                                -------------------------------------- ------------------------- ------------------------

Structured settlement annuities        U.S. population with projected         Interest rate assumptions Present value of
                                       calendar year improvements; mortality  range from 2.7% to 9.0%   contractually specified
                                       rates adjusted for each impaired life                            future benefits
                                       based on reduction in life expectancy

Other immediate fixed annuities        1983 group annuity mortality table     Interest rate assumptions Present value of
                                       with internal modifications; 1983      range from 0% to 11.5%    expected future benefits
                                       individual annuity mortality table;                              based on historical
                                       Annuity 2000 mortality table with                                experience
                                       internal modifications; Annuity 2000
                                       mortality table; 1983 individual
                                       annuity mortality table with internal
                                       modifications

Traditional life insurance             Actual company experience plus loading Interest rate assumptions Net level premium range from 2.5% to 11.3%  reserve method using the
                                                                                                        Company's withdrawal
                                                                                                        experience rates;
                                                                                                        includes reserves for
                                                                                                        unpaid claims

Accident and health insurance          Actual company experience plus loading Interest rate assumptions Unearned premium;
                                                                              range from 3.0% to 6.0%   additional contract
                                                                                                        reserves for mortality
                                                                                                        risk and unpaid claims

                                                                                                        Projected benefit ratio
                                       Annuity 2012 mortality table with      Interest rate assumptions applied to cumulative
Other:                                 internal modifications                 range from 2.6% to 5.8%   assessments
   Variable annuity guaranteed
     minimum death benefits /(1)/

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

   To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $28 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2014. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability was zero as of December 31, 2013.

   As of December 31, contractholder funds consist of the following:

                                                          2014    2013
       ($ in millions)                                   ------- -------
       Interest-sensitive life insurance                 $ 7,193 $ 7,104
       Investment contracts:
          Fixed annuities                                 14,284  16,172
          Funding agreements backing medium-term notes        85      89
          Other investment contracts                         254     239
                                                         ------- -------
              Total contractholder funds                 $21,816 $23,604
                                                         ======= =======

   The following table highlights the key contract provisions relating to contractholder funds.

Product                                            Interest rate                     Withdrawal/surrender charges
-------                                -------------------------------------  ------------------------------------------

Interest-sensitive life insurance      Interest rates credited range from 0%  Either a percentage of account balance
                                       to 9.0% for equity-indexed life        or dollar amount grading off generally
                                       (whose returns are indexed to the S&P  over 20 years
                                       500) and 1.0% to 6.0% for all other
                                       products

Fixed annuities                        Interest rates credited range from 0%  Either a declining or a level percentage
                                       to 9.8% for immediate annuities;       charge generally over ten years or less.
                                       (8.0)% to 13.5% for equity-indexed     Additionally, approximately 21.5% of
                                       annuities (whose returns are indexed   fixed annuities are subject to market
                                       to the S&P 500); and 0.1% to 6.0% for  value adjustment for discretionary
                                       all other products                     withdrawals

Funding agreements backing             Interest rate credited is 2.49%        Not applicable
  medium-term notes

Other investment contracts:            Interest rates used in establishing    Withdrawal and surrender charges are
   Guaranteed minimum income,          reserves range from 1.7% to 10.3%      based on the terms of the related
     accumulation and withdrawal                                              interest-sensitive life insurance or fixed
     benefits on variable /(1)/ and                                           annuity contract
     fixed annuities and secondary
     guarantees on interest-sensitive
     life insurance and fixed
     annuities

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC and Allstate Life Global Funding, and their primary assets are funding agreements used exclusively to back medium-term note programs.

   Contractholder funds activity for the years ended December 31 is as follows:

                                                                 2014      2013      2012
($ in millions)                                                --------  --------  -------
Balance, beginning of year                                     $ 23,604  $ 38,634  $41,669
Classified as held for sale, beginning balance                   10,945        --       --
                                                               --------  --------  -------
Total, including those classified as held for sale               34,549    38,634   41,669

Deposits                                                          1,227     2,338    2,180
Interest credited                                                   892     1,268    1,296
Benefits                                                         (1,178)   (1,521)  (1,454)
Surrenders and partial withdrawals                               (2,253)   (3,279)  (3,969)
Maturities of and interest payments on institutional products        (2)   (1,799)    (138)
Contract charges                                                   (798)   (1,032)    (995)
Net transfers from separate accounts                                  7        12       11
Other adjustments                                                    34       (72)      34
Sold in LBL disposition                                         (10,662)       --       --
Classified as held for sale, ending balance                          --   (10,945)      --
                                                               --------  --------  -------
Balance, end of year                                           $ 21,816  $ 23,604  $38,634
                                                               ========  ========  =======

   The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $3.82 billion and $5.20 billion of equity, fixed income and balanced mutual funds and $467 million and $748 million of money market mutual funds as of December 31, 2014 and 2013, respectively.

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                              December 31,
                                                                           -------------------
                                                                             2014      2013
($ in millions)                                                            --------- ---------
In the event of death
   Separate account value                                                  $   4,288 $   5,951
   Net amount at risk /(1)/                                                $     581 $     636
   Average attained age of contractholders                                  69 years  68 years

At annuitization (includes income benefit guarantees)
   Separate account value                                                  $   1,142 $   1,463
   Net amount at risk /(2)/                                                $     238 $     252
   Weighted average waiting period until annuitization options available        None      None

For cumulative periodic withdrawals
   Separate account value                                                  $     382 $     488
   Net amount at risk /(3)/                                                $       8 $       9

Accumulation at specified dates
   Separate account value                                                  $     480 $     732
   Net amount at risk /(4)/                                                $      24 $      27
   Weighted average waiting period until guarantee date                      4 years   5 years

--------
/(1)/Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date. /(2)/Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/Defined as the estimated current guaranteed minimum withdrawal balance
     (initial deposit) in excess of the current account balance as of the balance sheet date.
/(4)/Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

   Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

   Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

   The following table summarizes the liabilities for guarantees.

                                          Liability for      Liability for   Liability for
                                      guarantees related to   guarantees   guarantees related
                                       death benefits and     related to    to accumulation
                                     interest-sensitive life    income       and withdrawal
($ in millions)                             products           benefits         benefits      Total
---------------                      ----------------------- ------------- ------------------ -----
Balance, December 31, 2013 /(1)/              $ 377              $113             $ 65        $ 555
   Less reinsurance recoverables                100                99               56          255
                                              -----              ----             ----        -----
Net balance as of December 31, 2013             277                14                9          300
Incurred guarantee benefits                      34                --                9           43
Paid guarantee benefits                          --                --               --           --
Sold in LBL disposition                        (214)              (10)              (3)        (227)
                                              -----              ----             ----        -----
   Net change                                  (180)              (10)               6         (184)
Net balance as of December 31, 2014              97                 4               15          116
   Plus reinsurance recoverables                 98                91               45          234
                                              -----              ----             ----        -----
Balance, December 31, 2014 /(2)/              $ 195              $ 95             $ 60        $ 350
                                              =====              ====             ====        =====
Balance, December 31, 2012 /(3)/              $ 309              $235             $129        $ 673
   Less reinsurance recoverables                113               220              125          458
                                              -----              ----             ----        -----
Net balance as of December 31, 2012             196                15                4          215
Incurred guarantee benefits                      83                (1)               5           87
Paid guarantee benefits                          (2)               --               --           (2)
                                              -----              ----             ----        -----
   Net change                                    81                (1)               5           85
Net balance as of December 31, 2013             277                14                9          300
   Plus reinsurance recoverables                100                99               56          255
                                              -----              ----             ----        -----
Balance, December 31, 2013 /(1)/              $ 377              $113             $ 65        $ 555
                                              =====              ====             ====        =====

--------
/(1)/Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $98 million, variable annuity income benefits of $99 million, variable annuity accumulation benefits of $43 million, variable annuity withdrawal benefits of $13 million and other guarantees of $302 million.
/(2)/Included in the total liability balance as of December 31, 2014 are reserves for variable annuity death benefits of $96 million, variable annuity income benefits of $92 million, variable annuity accumulation benefits of $32 million, variable annuity withdrawal benefits of $13 million and other guarantees of $117 million.
/(3)/Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $112 million, variable annuity income benefits of $221 million, variable annuity accumulation benefits of $86 million, variable annuity withdrawal benefits of $39 million and other guarantees of $215 million.

10. Reinsurance

   The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.

   For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business.

   The following table summarizes those retention limits by period of policy issuance.

Period                                                               Retention limits
------                            ---------------------------------------------------------------------------------------
April 2011 through current        Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011      $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria

September 1998 through June 2007  $2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met

August 1998 and prior             Up to $1 million per life

   In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $1.46 billion and $1.51 billion as of December 31, 2014 and 2013, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2014, premiums and contract charges of $109 million, contract benefits of $36 million, interest credited to contractholder funds of $21 million, and operating costs and expenses of $20 million were ceded to Prudential. In 2013, premiums and contract charges of $120 million, contract benefits of $139 million, interest credited to contractholder funds of $22 million, and operating costs and expenses of $23 million were ceded to Prudential. In 2012, premiums and contract charges of $128 million, contract benefits of $91 million, interest credited to contractholder funds of $23 million, and operating costs and expenses of $25 million were ceded to Prudential. In addition, as of December 31, 2014 and 2013 the Company had reinsurance recoverables of $157 million and $156 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

   As of December 31, 2014, the gross life insurance in force was $424.34 billion of which $97.57 billion was ceded to the unaffiliated reinsurers.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                                                2014    2013    2012
($ in millions)                                                ------  ------  ------
Direct                                                         $1,084  $2,093  $2,121
Assumed
   Affiliate                                                      130     124     115
   Non-affiliate                                                  614      68      40
Ceded-non-affiliate                                              (392)   (618)   (654)
                                                               ------  ------  ------
       Premiums and contract charges, net of reinsurance       $1,436  $1,667  $1,622
                                                               ======  ======  ======

   The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

                                                       2014    2013    2012
   ($ in millions)                                    ------  ------  ------
   Direct                                             $1,295  $1,805  $2,051
   Assumed
      Affiliate                                           88      82      80
      Non-affiliate                                      398      50      34
   Ceded-non-affiliate                                  (329)   (331)   (644)
                                                      ------  ------  ------
          Contract benefits, net of reinsurance       $1,452  $1,606  $1,521
                                                      ======  ======  ======

   The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)                                                            2014   2013    2012
---------------                                                            ----  ------  ------
Direct                                                                     $827  $1,240  $1,288
Assumed
   Affiliate                                                                  9       9      10
   Non-affiliate                                                             82      29      19
Ceded-non-affiliate                                                         (27)    (27)    (28)
                                                                           ----  ------  ------
       Interest credited to contractholder funds, net of reinsurance       $891  $1,251  $1,289
                                                                           ====  ======  ======

   Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

                                               2014   2013
                    ($ in millions)           ------ ------
                    Annuities                 $1,594 $1,648
                    Life insurance               910  1,025
                    Long-term care insurance      80     78
                    Other                          2      3
                                              ------ ------
                       Total                  $2,586 $2,754
                                              ====== ======

   As of December 31, 2014 and 2013, approximately 92% and 92%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

11. Deferred Policy Acquisition and Sales Inducement Costs

   Deferred policy acquisition costs for the years ended December 31 are as follows:

                                                       2014    2013    2012
  ($ in millions)                                     ------  ------  ------
  Balance, beginning of year                          $1,331  $1,834  $2,165
  Classified as held for sale, beginning balance         743      --      --
                                                      ------  ------  ------
  Total, including those classified as held for sale   2,074   1,834   2,165
  Acquisition costs deferred                             163     254     262
  Amortization charged to income                        (162)   (240)   (324)
  Effect of unrealized gains and losses                  (97)    226    (269)
  Sold in LBL disposition                               (707)   (743)     --
                                                      ------  ------  ------
  Balance, end of year                                $1,271  $1,331  $1,834
                                                      ======  ======  ======

   DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

                                                         2014  2013  2012
     ($ in millions)                                     ----  ----  ----
     Balance, beginning of year                          $ 42  $ 41  $ 41
     Classified as held for sale, beginning balance        28    --    --
                                                         ----  ----  ----
     Total, including those classified as held for sale    70    41    41
     Sales inducements deferred                             4    24    22
     Amortization charged to income                        (4)   (7)  (14)
     Effect of unrealized gains and losses                 (3)   12    (8)
     Sold in LBL disposition                              (23)   --    --
     Classified as held for sale, ending balance           --   (28)   --
                                                         ----  ----  ----
     Balance, end of year                                $ 44  $ 42  $ 41
                                                         ====  ====  ====

12. Guarantees and Contingent Liabilities

Guaranty funds

   Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2014 and 2013, the liability balance included in other liabilities and accrued expenses was $10 million and $27 million, respectively. The related premium tax offsets included in other assets were $15 million and $31 million as of December 31, 2014 and 2013, respectively.

Guarantees

   The Company owns certain investments that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these investments, as measured by the amount of the aggregate initial investment, was $4 million as of December 31, 2014. The obligations associated with these investments expire at various dates on or before March 11, 2018.

   Related to the sale of LBL on April 1, 2014, the Company has agreed to indemnify Resolution Life Holdings, Inc. related to representations, warranties and covenants of the Company, as well as for certain liabilities specifically excluded from the transaction, subject to certain contractual limitations as to the Company's maximum obligation. Indemnifications related to representations and warranties made by the Company will expire by March 31, 2015, except for those pertaining to certain tax items. Management does not believe these indemnification provisions will have a material effect on results of operations, cash flows or financial position of the Company.

   Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including certain liabilities arising from the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2014.

Regulation and Compliance

   The Company is subject to extensive laws, regulations and regulatory actions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, impose fines and penalties for unintended errors or mistakes, and otherwise expand overall regulation of insurance products and the insurance industry. In addition, the Company is subject to laws and regulations administered and enforced by federal agencies and other organizations, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulation Authority, and the U.S. Department of Justice. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

   The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.

13. Income Taxes

   ALIC and its subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2011 and 2012 federal income tax returns. The IRS has completed its examination of the Allstate Group's 2009 and 2010 federal income tax returns and a final settlement related to the examination was approved by the IRS Appeals Division on September 19, 2014. The Allstate Group's tax years prior to 2009 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of the Allstate Group's tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits as of December 31, 2014, 2013 or 2012, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities as of December 31 are as follows:

                                                                             2014     2013
($ in millions)                                                            -------  -------
Deferred assets
Difference in tax bases of investments                                     $    31  $    44
Deferred reinsurance gain                                                       20       23
Sale of subsidiary                                                              --      173
Other assets                                                                    15        6
                                                                           -------  -------
   Total deferred assets                                                        66      246
Deferred liabilities
Unrealized net capital gains                                                  (747)    (501)
DAC                                                                           (396)    (470)
Life and annuity reserves                                                     (255)    (273)
Other liabilities                                                              (75)     (94)
                                                                           -------  -------
   Total deferred liabilities                                               (1,473)  (1,338)
       Net deferred liability before classification as held for sale        (1,407)  (1,092)
       Deferred taxes classified as held for sale                               --     (151)
                                                                           -------  -------
       Net deferred liability                                              $(1,407) $  (941)
                                                                           =======  =======

   Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized.

   The components of income tax expense for the years ended December 31 are as follows:

                                             2014 2013  2012
                   ($ in millions)           ---- ----  ----
                   Current                   $101 $ 71  $(82)
                   Deferred                   132  (52)  261
                                             ---- ----  ----
                   Total income tax expense  $233 $ 19  $179
                                             ==== ====  ====

   The Company paid income taxes of $80 million in 2014 and received refunds of $11 million and $58 million in 2013 and 2012, respectively. The Company had current income tax receivable of $7 million as of December 31, 2014 and current income tax payable of $5 million as of December 31, 2013.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                         2014    2013   2012
                                                         ----  ------   ----
  Statutory federal income tax rate - (benefit) expense  35.0%  (35.0)% 35.0%
  Tax credits                                            (1.9) (181.8)  (3.8)
  Dividends received deduction                           (0.9)  (46.1)  (1.4)
  Adjustments to prior year tax liabilities              (0.2)  (14.1)  (0.3)
  Sale of subsidiary                                     (1.8)  351.3     --
  State income taxes                                      0.1    15.3     --
  Non-deductible expenses                                 0.2     6.8    0.1
  Other                                                   0.2     0.1     --
                                                         ----  ------   ----
     Effective income tax rate - expense                 30.7%   96.5%  29.6%
                                                         ====  ======   ====

14. Capital Structure

Debt outstanding

   All of the Company's outstanding debt as of December 31, 2014 and 2013 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 5. The Company paid $16 million, $27 million and $48 million of interest on debt in 2014, 2013 and 2012, respectively.

15. Statutory Financial Information and Dividend Limitations

   ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net income of ALIC and its insurance subsidiaries was $1.01 billion, $447 million and $382 million in 2014, 2013 and 2012, respectively. Statutory capital and surplus was $2.71 billion and $2.88 billion as of December 31, 2014 and 2013, respectively.

Dividend Limitations

   The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance ("IL DOI") is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company did not pay dividends in 2014. Based on the formula and absent the limitation discussed as follows, the maximum amount of dividends ALIC would be able to pay without prior IL DOI approval at a given point in time during 2015 is $819 million. However, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled $122 million as of December 31, 2014.

   Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital ("RBC") requirements adopted by state insurance regulators. A company's "authorized control level RBC" is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total statutory capital and surplus and authorized control level RBC of ALIC were $2.71 billion and $499 million, respectively, as of December 31, 2014. ALIC's insurance subsidiaries are included as a component of ALIC's total statutory capital and surplus.

Intercompany transactions

   Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

16. Benefit Plans

Pension and other postretirement plans

   Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $7 million, $51 million and $36 million in 2014, 2013 and 2012, respectively.

   The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.

Allstate 401(k) Savings Plan

   Employees of AIC are eligible to become members of the Allstate
401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $7 million, $6 million and $6 million in 2014, 2013 and 2012, respectively.

17. Other Comprehensive Income

   The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                                    2014                 2013                  2012
                                                             ------------------  --------------------  --------------------
                                                             Pre-         After-   Pre-         After-  Pre-          After-
                                                             tax    Tax    tax     tax     Tax   tax    tax     Tax    tax
($ in millions)                                              ----  -----  ------ -------  ----  ------ ------  -----  ------
Unrealized net holding gains and losses arising during the
  period, net of related offsets                             $805  $(282)  $523  $(1,047) $367  $(680) $1,180  $(414)  $766

Less: reclassification adjustment of realized capital gains
  and losses                                                  104    (36)    68       42   (15)    27     (84)    29    (55)
                                                             ----  -----   ----  -------  ----  -----  ------  -----   ----
Unrealized net capital gains and losses                       701   (246)   455   (1,089)  382   (707)  1,264   (443)   821
Unrealized foreign currency translation adjustments            (6)     2     (4)       3    (1)     2      --     --     --
                                                             ----  -----   ----  -------  ----  -----  ------  -----   ----
Other comprehensive income (loss)                            $695  $(244)  $451  $(1,086) $381  $(705) $1,264  $(443)  $821
                                                             ====  =====   ====  =======  ====  =====  ======  =====   ====

18. Quarterly Results (unaudited)

                        First Quarter Second Quarter Third Quarter Fourth Quarter
                        ------------- -------------- -----------   --------------
                         2014   2013  2014    2013   2014   2013   2014    2013
     ($ in millions)    ------ ------ ----   ------  ----  ------  ----   ------
     Revenues           $1,049 $1,049 $851   $1,087  $823  $1,016  $937   $1,076
     Net income (loss)     127    109  132      150    84    (394)  183       97

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, Illinois 60062

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2014 and 2013, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2014. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 4, 2015

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2014

                                                                                               Amount at
                                                                             Cost/            which shown
                                                                           amortized  Fair      in the
                                                                             cost     value  Balance Sheet
($ in millions)                                                            --------- ------- -------------
Type of investment
Fixed maturities:
   Bonds:
       United States government, government agencies and authorities        $   668  $   770    $   770
       States, municipalities and political subdivisions                      3,156    3,662      3,662
       Foreign governments                                                      654      735        735
       Public utilities                                                       3,736    4,235      4,235
       Convertibles and bonds with warrants attached                            178      156        156
       All other corporate bonds                                             15,551   16,594     16,594
   Asset-backed securities                                                      773      765        765
   Residential mortgage-backed securities                                       554      605        605
   Commercial mortgage-backed securities                                        538      579        579
   Redeemable preferred stocks                                                   14       16         16
                                                                            -------  -------    -------
       Total fixed maturities                                                25,822  $28,117     28,117
                                                                                     =======
Equity securities:
   Common stocks:
       Public utilities                                                          24  $    24         24
       Banks, trusts and insurance companies                                    177      177        177
       Industrial, miscellaneous and all other                                  701      743        743
   Nonredeemable preferred stocks                                                25       26         26
                                                                            -------  -------    -------
       Total equity securities                                                  927  $   970        970
                                                                                     =======
Mortgage loans on real estate                                                 3,686  $ 3,922      3,686
                                                                                     =======
Real estate (includes $5 acquired in satisfaction of debt)                       32                  32
Policy loans                                                                    616                 616
Derivative instruments                                                           87  $    90         90
                                                                            -------  =======    -------
Limited partnership interests                                                 2,024               2,024
Other long-term investments                                                   1,074               1,074
Short-term investments                                                          857  $   857        857
                                                                            -------  =======    -------
       Total investments                                                    $35,125             $37,466
                                                                            =======             =======

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE

                                                                                  Percentage
                                                 Ceded to      Assumed            of amount
                                      Gross       other       from other   Net     assumed
                                      amount  companies /(1)/ companies   amount    to net
($ in millions)                      -------- --------------  ---------- -------- ----------
Year ended December 31, 2014
Life insurance in force              $119,024    $ 97,574      $305,313  $326,763    93.4%
                                     ========    ========      ========  ========
Premiums and contract charges:
   Life insurance                    $  1,022    $    353      $    674  $  1,343    50.2%
   Accident and health insurance           62          39            70        93    75.3%
                                     --------    --------      --------  --------
Total premiums and contract charges  $  1,084    $    392      $    744  $  1,436    51.8%
                                     ========    ========      ========  ========
Year ended December 31, 2013
Life insurance in force              $512,105    $195,414      $ 28,060  $344,751     8.1%
                                     ========    ========      ========  ========
Premiums and contract charges:
   Life insurance                    $  1,969    $    532      $    125  $  1,562     8.0%
   Accident and health insurance          124          86            67       105    63.8%
                                     --------    --------      --------  --------
Total premiums and contract charges  $  2,093    $    618      $    192  $  1,667    11.5%
                                     ========    ========      ========  ========
Year ended December 31, 2012
Life insurance in force              $505,436    $208,967      $ 28,211  $324,680     8.7%
                                     ========    ========      ========  ========
Premiums and contract charges:
   Life insurance                    $  1,978    $    550      $     95  $  1,523     6.2%
   Accident and health insurance          143         104            60        99    60.6%
                                     --------    --------      --------  --------
Total premiums and contract charges  $  2,121    $    654      $    155  $  1,622     9.6%
                                     ========    ========      ========  ========

--------
/(1)/No reinsurance or coinsurance income was netted against premium ceded in 2014, 2013 or 2012.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
           SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

                                                                Additions
($ in millions)                                             ------------------
                                                   Balance  Charged                       Balance
                                                    as of   to costs                       as of
                                                  beginning   and      Other              end of
Description                                       of period expenses additions Deductions period
-----------                                       --------- -------- --------- ---------- -------
Year ended December 31, 2014
Allowance for estimated losses on mortgage loans     $21      $ (5)     $--       $ 8       $ 8
Year ended December 31, 2013
Allowance for estimated losses on mortgage loans     $42      $(11)     $--       $10       $21
Year ended December 31, 2012
Allowance for estimated losses on mortgage loans     $63      $ (5)     $--       $16       $42

PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company ("Allstate Life" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts ("Separate Account") are filed herewith in Part B of this Registration Statement.

(b) Exhibits

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(b) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(2) Not applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(4)(a) Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment Nos. 13, 14, 20, 23 and 25 to Registration Statement (File
No. 033-35412) dated December 31, 1996, February 28, 1997, March 3, 1999, and
February 15, 2000).

(b) Form of Contract and Certificate Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment Nos. 19, and 20 to Registration Statement (File No. 033-35412) dated June 5, 1998 and March 3, 1999 respectively).

(c) Form of Contract and Amendments for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement (File No. 033-35412) dated March 2, 2000).

(d) Income Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

(e) Income and Death Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

(f) Enhanced Earnings Death Benefit Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement (File No. 033-35412) dated November 8, 2000).

(g) Enhanced Earnings Death Benefit Plus Rider (Variable Annuity 3) (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement (File No. 033-35412) dated March 16, 2001.

(h) Form of Longevity Reward Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement (File
No. 033-35412) dated October 12, 2001).

(i) Income and Performance Death Benefit Rider (VAII, VA3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

(j) Form of Contract Endorsement (reflecting Allstate Life as the issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(k) Form of Death Benefit Endorsement (VAII, VA3) (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-102295) dated April 18, 2003).

(l) Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated
December 31, 2002).

(5)(a) Form of Application for the Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(b) Form of Application for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (File No. 033-35412) dated June 5, 1998).

(c) Form of Application for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated April 24, 2001).

(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007).

(8) Forms of Participation Agreements:

(8)(a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (File No. 033-35412) dated April 29, 1996).

(b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File
No. 333-93871) dated January 28, 2000).

(c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

(d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

(e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated
January 28, 2000).

(f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

(g) Franklin Templeton Variable Insurance Products Trust (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File
No. 333-102295) dated April 19, 2004.)

(9)(a) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

(b) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

(c) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement (File No. 033-35412) dated November 30, 2000).

(d) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement (File No. 033-35412) dated November 8, 2000).

(e) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement (File No. 033-35412) dated April 25, 2001).

(f) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement (File No. 033-35412) dated September 20, 2001).

(g) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

(h) Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated
December 31, 2002).

(i) Opinion and consent of General Counsel. (Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-102295 and 811-09327) filed on April 24, 2009.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11) Not applicable.

(12) Not applicable.

(99) Powers of Attorney for Harry R. Miller, Don Civgin, Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Samuel J. Pilch, Steven E. Shebik, Thomas J. Wilson, Matthew E. Winter, James D. DeVries, James A. Haskins, Mario Imbarrato and Steven P. Sorenson. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS
ADDRESS                             POSITION AND OFFICES WITH DEPOSITOR
---------------------------  -------------------------------------------------

Matthew E. Winter            Director, President and Chief Executive Officer

Don Civgin                   Director, Executive Vice President, Annuities

Judith P. Greffin            Director, Executive Vice President and Chief
                             Investment Officer

Angela K. Fontana            Director, Vice President, General Counsel and
                             Secretary

Samuel H. Pilch              Director, Senior Group Vice President and
                             Controller

James D. DeVries             Director

Steven E. Shebik             Director

Steven P. Sorenson           Director

Thomas J. Wilson             Director and Chairman of the Board

James A. Haskins             Director

Wilford J. Kavanaugh         Director and Senior Vice President

Harry R. Miller              Director, Senior Vice President and Chief Risk
                             Officer

Mario Imbarrato              Director, Vice President and Chief Financial
                             Officer

P. Kelly Noll                Senior Vice President and Chief Privacy Officer

D. Scott Harper              Senior Vice President and Assistant Treasurer

Jesse E. Merten              Senior Vice President and Treasurer

P. John Rugel                Senior Vice President

Tracy M. Kirchoff            Chief Compliance Officer

Errol Cramer                 Vice President and Appointed Actuary

Randal DeCoursey             Vice President

Stephanie D. Neely           Vice President and Assistant Treasurer

Atif J. Ijaz                 Vice President

Steven M. Miller             Vice President

Lori A. Cruz                 Assistant Secretary

Daniel G. Gordon             Assistant Secretary

Jay A. Kallas                Assistant Secretary

Elizabeth J. Lapham          Assistant Secretary

Mary Jo Quinn                Assistant Secretary

Elliot A. Stultz             Assistant Secretary

Lisette S. Willemsen         Assistant Secretary

The principal business address of the officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 19, 2015 (File #001-11840).

ITEM 27. NUMBER OF CONTRACT OWNERS:

Variable Annuity II:

As of January 31, 2015, there were 2,472 Qualified contract owners and 11,226 Non-Qualified contract owners.

Variable Annuity 3:

As of January 31, 2015, there were 3,396 Qualified contract owners and 3,762 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley & Co. Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

(a) Registrant's principal underwriter, Morgan Stanley & Co. LLC, is principal underwriter for the following affiliated investment companies:

   Allstate Life Variable Life Separate Account A
   Allstate Life of New York Separate Account A

See disclosure related to Morgan Stanley &Co. below.

(b) The directors and officers of Morgan Stanley & Co. LLC, the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:

 Name                                           Title
 ----                  --------------------------------------------------------

 Colm Kelleher         Director, Chairman, President & Chief Executive Officer

 Mohit Assomull        Director

 Stephen D'Antonio     Director

 Michael Stern         Director

 Thomas Wipf           Director

 Sergio Lupetin        Chief Financial Officer

 David Russo           Chief Risk Officer

 Graeme McEvoy         Chief Operations Officer

 John H. Faulkner      General Counsel

 Celeste Mellet Brown  Treasurer

 Rose-Ann Richter      Chief Compliance Officer

* The principal business address of each of the above-named individuals is as follows: 1585 Broadway, New York, NY 10036.

(c) Compensation of Morgan Stanley & Co.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant for the year ended December 31, 2014.

                                               (3)
          (1)                 (2)        Net Underwriting
   Name of Principal      Discounts and  Compensation on           (4)                (5)
      Underwriter          Commissions     Redemption      Brokerage Commissions  Compensation
    -----------------     -------------  ----------------  ---------------------  ------------
Morgan Stanley & Co. LLC      N/A              N/A              $9,530,700            N/A

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co") and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. The principal underwriter of the Separate Account (Allstate Distributors) is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to
Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATIONS PURSUANT TO SECTION 403(b) of the INTERNAL REVENUE CODE

Allstate Life represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

ITEM 34. REPRESENTATIONS REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need or Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 14th day of April, 2015.

                                            ALLSTATE FINANCIAL ADVISORS
                                                SEPARATE ACCOUNT I
                                                   (REGISTRANT)

                              By:         ALLSTATE LIFE INSURANCE COMPANY

                              By:              /s/ Angela K. Fontana
                                          -------------------------------
                                                 Angela K. Fontana
                                   Vice President, General Counsel and Secretary

                              By:         ALLSTATE LIFE INSURANCE COMPANY
                                                    (DEPOSITOR)

                              By:              /s/ Angela K. Fontana
                                          -------------------------------
                                                 Angela K. Fontana
                                   Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on 14th day of April, 2015.

       SIGNATURE                      TITLE

*/s/ Matthew E. Winter    Director, President and Chief
------------------------  Executive Officer (Principal
Matthew E. Winter         Executive Officer)

*Thomas J. Wilson         Director and Chairman of the
------------------------  Board
Thomas J. Wilson

*Angela K. Fontana        Director, Vice President,
------------------------  General Counsel and Secretary
Angela K. Fontana

*Judith P. Greffin        Director, Executive Vice
------------------------  President and Chief
Judith P. Greffin         Investment Officer

*Wilford J. Kavanaugh     Director and Senior Vice
------------------------  President
Wilford J. Kavanaugh

*Mario Imbarrato          Director, Vice President and
------------------------  Chief Financial Officer
Mario Imbarrato           (Principal Financial Officer)

*Harry R. Miller          Director, Senior Vice
------------------------  President and Chief Risk
Harry R. Miller           Officer

*Samuel H. Pilch          Director, Senior Group Vice
------------------------  President and Controller
Samuel H. Pilch           (Principal Accounting Officer)

*Don Civgin               Director, Executive Vice
------------------------  President, Annuities
Don Civgin

*Steven E. Shebik         Director
------------------------
Steven E. Shebik

Steven P. Sorenson        Director
------------------------
Steven P. Sorenson

*James A. Haskins         Director
------------------------
James A. Haskins

*James D. DeVries         Director
------------------------
James D. DeVries

*By:/s/ Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

                                   EXHIBITS

(10) Consent of Independent Registered Public Accounting Firm.

(99) Powers of Attorney for Harry R. Miller, Don Civgin, Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Samuel J. Pilch, Steven E. Shebik, Thomas J. Wilson, Matthew E. Winter, James D. DeVries, James A. Haskins, Mario Imbarrato and Steven P. Sorenson.